Filed with the Securities and Exchange Commission on April 11, 2019
REGISTRATION NO. 333-102295
INVESTMENT COMPANY ACT NO. 811-09327
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 17
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 172
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ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
(Exact Name of Registrant)
ALLSTATE LIFE INSURANCE COMPANY
(Name of Depositor)

3075 SANDERS ROAD
NORTHBROOK, ILLINOIS 60062-7127
(847) 402-5000
(Address and telephone number of Depositor's principal executive offices)
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ANGELA FONTANA
DIRECTOR, VICE PRESIDENT, SECRETARY & GENERAL COUNSEL
ALLSTATE LIFE INSURANCE COMPANY
3075 SANDERS ROAD
NORTHBROOK, ILLINOIS 60062-7127
(Name and address of agent for service)

COPIES TO:
JAN FISCHER-WADE, ESQ.
SENIOR ATTORNEY
ALLSTATE LIFE INSURANCE COMPANY
2940 S. 84th Street
Lincoln, NE 68506-4142

Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on April 29, 2019 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[ ] on______ pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.
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Morgan Stanley Variable Annuity II

Allstate Life Insurance Company
Street Address: 5801 SW 6th Ave., Topeka, KS 66606-0001
Mailing Address: P.O. Box 758566, Topeka, KS 66675-8566
Telephone Number: 1-800-457-7617
Fax: 1-785-228-4584
Prospectus dated April 29, 2019

Allstate Life Insurance Company (“Allstate Life”) has issued the Morgan Stanley Variable Annuity II, an individual and group flexible premium deferred variable annuity contract (“Contract”). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. The Contract is no longer offered for new sales. If you have already purchased the Contract you may continue to make purchase payments according to the Contract.
This prospectus is being provided for informational or educational purposes only and does not take into account the investment objectives or financial situation of any client or prospective clients. The information is not intended as investment advice and is not a recommendation about managing or investing your retirement savings. Clients seeking information regarding their particular investment needs should contact a financial professional.
The Contract currently offers various* investment alternatives (“investment alternatives”). The investment alternatives include fixed account options (“Fixed Account Options”) and variable sub-accounts (“Variable Sub-Accounts”) of the Allstate Financial Advisors Separate Account I (“Variable Account”). Each Variable Sub-Account invests exclusively in shares of portfolios (“Portfolios”) of the following mutual funds (“Funds”):

AB Variable Products Series Fund, Inc. - Class B
AIM Variable Insurance Funds
(Invesco Variable Insurance Funds - Series I & Series II)
Fidelity® Variable Insurance Products
(Initial Class)
Franklin Templeton Variable Insurance Products Trust
(Class 2 Shares)

Morgan Stanley Variable Insurance Fund, Inc. (VIF) (Class I Shares) Morgan Stanley Variable Investment Series (VIS) (Class X Shares) Putnam Variable Trust (Class IB Shares)

*
Certain Variable Sub-Accounts are closed to Contract owners not invested in the specified Variable Sub-Accounts by a designated date. Please see the “Investment Alternatives” section of this prospectus for more information.

We (Allstate Life) have filed a Statement of Additional Information, dated April 29, 2019, with the Securities and Exchange Commission ( “SEC” ). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. The contents of the Statement of Additional Information are described below – see Table of Contents. For a free copy, please write or call us at the address or telephone number above, or go to the SEC’s website (www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC’s website.
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual shareholder reports for portfolios available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future shareholder reports in paper free of charge by calling 1-800-457-7617. Your election to receive reports in paper will apply to all portfolios available under your contract.

IMPORTANT NOTICES
The SEC has not approved or disapproved the securities described in this prospectus, nor has it passed upon the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

Investment in the Contracts involves investment risks, including possible loss of principal.

MORGAN2

(i)

Glossary of Terms

We set forth here definitions of some key terms used throughout this prospectus. In addition to the definitions here, we also define certain terms in the sections of the prospectus that use such terms.
Accumulation Phase: The period of time that begins on the date we issue your Contract (“Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments.
Accumulation Unit: A unit of measurement used to calculate the value of your investment in the Variable Sub-Accounts during the Accumulation Phase.
Accumulation Unit Value: The separate value for each Variable Sub-Account’s Accumulation Unit. Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.
Allstate Life (“we”): The issuer of the Morgan Stanley Variable Annuity II, an individual and group flexible premium deferred variable annuity contract (“Contract”).
Annuitant: The individual whose life span we use to determine income payments as well as the latest Payout Start Date. The annuitant must be a living person, whose age cannot exceed 90 as of the date we receive the completed application.
Automatic Additions Program: A program that may enable you to make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets™ Account. Please consult your Morgan Stanley Financial Advisor for details.
Automatic Portfolio Rebalancing Program: A program, available during the Accumulation Phase, that provides for the automatic rebalancing of the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations after the performance of each Sub-Account causes a shift in the percentage you allocated to each Sub-Account.
Beneficiary(ies): The natural person(s) or entity(ies) designated as the recipients of the Death Benefit, you may name one or more primary and contingent Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary.

•
Primary Beneficiary: The person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

•
Contingent Beneficiary: The person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

Code: The Internal Revenue Code of 1986, as amended.
Contract: The Variable Annuity II is a contract between you, the Contract owner, and Allstate Life, a life insurance company.
Contract Anniversary: Each twelve-month period from that date of your contract’s issue date.
Contract Owner: The person or entity who may exercise all of the rights and privileges provided by the Contract.
Contract Value: During the Accumulation Phase, your Contract Value is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.
Death Benefit Anniversary: Every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.
Death Benefit Combination Option: Under this option, the death benefit payable will be the greater of the death benefits provided by the Enhanced Death Benefit or the Performance Death Benefit (both calculated until the oldest Contract owner, or Annuitant if the Contract owner is a non-living person, attains age 85).
Dollar Cost Averaging Program: A program that automatically transfers a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Option(s) to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.
In certain states the Contract was available only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.

1

Dollar Cost Averaging Fixed Account Options: We currently offer the basic Dollar Cost Averaging Fixed Account Option. The 6 and 12-month Dollar Cost Averaging Options are currently not available. Please consult with your Morgan Stanley Financial Advisor for current information.

•
Basic Dollar Cost Averaging Option: Under this option, purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1-year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation.

Due Proof of Death: Documentation needed when there is a request for payment of the death benefit. We will accept the following documentation as Due Proof of Death: a certified copy of death certificate, a certified copy of decree of a court of competent jurisdiction as to the finding of death, or any other proof acceptable to us.
Enhanced Death Benefit Option: An option providing that, on the date we issue the rider for this option (“Rider Date”), the death benefit is equal to the Contract Value. On the first Contract anniversary after the Rider Date, the Enhanced Death Benefit is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of a year since the Rider Date. On each subsequent Contract Anniversary, but not beyond the Contract Anniversary preceding the oldest Contract owner's 75th birthday, we will recalculate the Enhanced Death Benefit, which results in an increase of 5% annually. Further, for all ages, we will adjust the Enhanced Death Benefit on each Contract Anniversary, or upon receipt of a death claim. We are no longer offering the Enhanced Death Benefit option as a rider to the Contract in most states.
Enhanced Earnings Death Benefit Option: Under this option, the death benefit is increased by 40% or 25% (depending on Contract owner/ Annuitant’s age) of the lesser of the In-Force Premium or Death Benefit Earnings. We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit with the death benefit.
Fixed Account Options: Consists of our general assets other than those in segregated asset accounts.
Free Withdrawal Amount: An amount equal to 15% of the amount of purchase payments as of the Rider Date or the most recent Contract Anniversary, whichever is later. As with all withdrawals, we will treat withdrawals as coming from the oldest purchase payments first. Unused portions of the Free Withdrawal Amount do not carry forward to future Contract Years.
Funds: Refers to the mutual funds in which each Variable Sub-Account invests.
Good Order: Good Order is the standard that we apply when we determine whether an instruction is satisfactory. An instruction will be considered in Good Order if it is received at our Service Center: (a) in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction and complies with all relevant laws and regulations; (b) on specific forms, or by other means we then permit (such as via telephone or electronic submission); and/or (c) with any signatures and dates as we may require. We will notify you if an instruction is not in Good Order.
Guarantee Periods: The period of time during which we credit a fixed rate of interest to the Fixed Account. You may allocate purchase payments or transfers to one or more Guarantee Periods of the Fixed Account.
Income Benefit Combination Option 2:  This option guarantees that the amount you apply to an Income Plan will not be less than the income base (“Income Base”) (which is the greater of Income Base A or Income Base B). We sometimes refer to this as the “Best of the Best Income Benefit.” The Income Benefit Combination Option 2 can no longer be added to your Contract.
Income and Death Benefit Combination Option 2: This option combines the features of the Income Benefit Combination with the features of the Death Benefit Combination both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract.
Investment Alternatives: Variable Sub-Accounts that invest in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectuses for the Funds.
Income Plan: A series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.
Longevity Reward Rider: A rider, no longer available, that reduced or waived certain charges if certain criteria were satisfied.
Payout Start Date: The day that money is applied to an Income Plan. The Payout Start Date must be at least 30 days after the Issue Date, and no later than the first day of the calendar month after the Annuitant’s 99th birthday, or the 10th Contract Anniversary, if later.
Performance Benefit Combination Option: This Option, which is no longer offered, combines the Performance Death Benefit with the Performance Income Benefit. If you select the Performance Benefit Combination Option, the maximum age of any owner and

2

Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.
Performance Death Benefit Option: An option providing that, on each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.
Performance Income Benefit: On the date we issued the rider for this benefit (“Rider Date”), the Performance Income Benefit is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Income Benefit to equal the greater of your Contract Value on that date or the most recently calculated Performance Income Benefit. We will also recalculate your Performance Income Benefit whenever you make an additional purchase payment or a partial withdrawal. In the absence of any withdrawals or purchase payments, the Performance Income Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or prior to the Payout Start Date.
Portfolio: Underlying mutual fund(s) in which a Sub-Account of Separate Account invests. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.
Systematic Withdrawal Payments: The option to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner’s bank account or Morgan Stanley Active Assets™ – Account. Please consult with your Morgan Stanley Financial Advisor for details.
Tax qualified contracts: Contracts held in a plan which provides that the income on tax sheltered is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA.
Valuation Date: Another term for “business day,” which refers to each day Monday through Friday that the New York Stock Exchange is open for business.
Variable Account: A segregated asset account under Illinois insurance law. That means we account for the Variable Account’s income, gains, and losses separately from the results of our other operations. The Variable Account consists of multiple Variable Sub- Accounts, each of which is available under the Contract.
Variable Sub-Account: An investment in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies.

3

The Contract at a Glance

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

Flexible Payments	We are no longer offering new contracts. You can add to your Contract as often and as much as you like. Each payment must be at least $25. You must maintain a minimum account value of $500.
Expenses
You will bear the following expenses:

• Total Variable Account annual fees (mortality and expense risk charge and administrative expense charge) equal the following (as a % of daily net assets):

Base Contract 1.35%

w/Enhanced Death Benefit Option 1.48%

w/Performance Death Benefit Option 1.48%

w/Performance Income Benefit Option 1.48%

w/Performance Benefit Combination Option 1.59%

w/Death Benefit Combination Option 1.59%

w/Income Benefit Combination Option 2 1.65%

w/Income and Death Benefit Combination Option 2 1.85%

• If you select the Enhanced Earnings Death Benefit Option, you would pay an additional mortality and expense risk charge of 0.20%.

• Annual contract maintenance charge of $30 (waived in certain cases)

• Withdrawal charges ranging from 0% to 6% of purchase payment(s) withdrawn (with certain exceptions)

• Transfer fee of $25 after 12th transfer in any Contract Year

• State premium tax (if your state imposes one)

In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.

4

Investment Alternatives
The Contract offers various investment alternatives including:

• Fixed Account Options (which credit interest at rates we guarantee)

• Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

• AllianceBernstein L.P.

• Fidelity® Management & Research Company (FMR)

• Franklin Advisers, Inc.

• Franklin Mutual Advisers, LLC

• Invesco Advisers, Inc.

• Morgan Stanley Investment Management Inc.

• Putnam Investment Management, LLC

• Templeton Investment Counsel, LLC

To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-457-7617.

Special Services	For your convenience, we offer these special services: • Automatic Additions Program • Automatic Portfolio Rebalancing Program • Dollar Cost Averaging Program • Systematic Withdrawal Program
Income Payments
You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

• life income with payments guaranteed for 10 years

• joint and survivor life income payments

• guaranteed payments for a specified period

Death Benefits	If you or the Annuitant dies before the Payout Start Date, we will pay the death benefit described in the Contract. We also offer 4 death benefit options.
Transfers
Before the Payout Start Date, you may transfer your Contract value (“Contract Value”) among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the entire amount in the investment alternative, whichever is less.

There is a $25 fee per transfer after the 12th transfer in each Contract year, which we measure from the date we issue your Contract or a Contract anniversary (“Contract Anniversary”).

Withdrawals
You may withdraw some or all of your Contract Value at any time during the Accumulation Phase. In general, you must withdraw at least $100 at a time or the total amount in the investment alternative, if less. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.

5

How the Contract Works

The Contract basically works in two ways.
First, the Contract can help you (we assume you are the “Contract owner”) save for retirement because you can invest in various investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the “Accumulation Phase” of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the “Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.
Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these “Income Plans”) described in the “Income Payments” section of this prospectus. You receive income payments during what we call the “Payout Phase” of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub- Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.
The timeline below illustrates how you might use your Contract.

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See “The Contract.” In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See “Death Benefits.”
Please call us at 1-800-457-7617 if you have any question about how the Contract works.

6

Expense Table

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see “Expenses”, below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.
Contract Owner Transaction Expenses
Withdrawal Charge (as a percentage of purchase payments withdrawn) * (Without the Longevity Reward Rider)

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn**:	0	1	2	3	4	5	6+
Applicable Charge	6%	5%	4%	3%	2%	1%	0%
Annual Contract Maintenance Charge	$30.00***
Transfer Fee	$25.00****

*	During each Contract Year, you may withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

**
If you have elected the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider date. See the “Longevity Reward Rider” section for details.

***
If you have elected the Longevity Reward Rider, we will waive the contract maintenance charge for the life of the Contract provided your total Contract Value is $40,000 or more on or after the date we issue the Rider (Rider Date).

****	Applies solely to the thirteenth and subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing.
Variable Account Annual Expenses (as a percentage of daily net asset value deducted from each Variable Sub-Account)

	Mortality and Expense Risk Charge**	Administrative Expense Charge	Total Variable Account Annual Expense**
Base Contract	1.25%	0.10%	1.35%
With the Enhanced Death Benefit, * the Performance Income Benefit, * or the Performance Death Benefit Option	1.38%	0.10%	1.48%
With the Performance Benefit Combination* or the Death Benefit Combination Option	1.49%	0.10%	1.59%
With the Income Benefit Combination Option 2*	1.55%	0.10%	1.65%
With the Income and Death Benefit Combination Option 2*	1.75%	0.10%	1.85%
If the Enhanced Earnings Death Benefit Option is elected with the Base Contract or with one of the Options listed above

	Mortality and Expense Risk Charge**	Administrative Expense Charge	Total Variable Account Annual Expense**
Base Contract	1.45%	0.10%	1.55%
With the Enhanced Death Benefit, * the Performance Income Benefit, * or the Performance Death Benefit Option	1.58%	0.10%	1.68%
With the Performance Benefit Combination* or the Death Benefit Combination Option	1.69%	0.10%	1.79%
With the Income Benefit Combination Option 2*	1.75%	0.10%	1.85%
With the Income and Death Benefit Combination Option 2*	1.95%	0.10%	2.05%

*	These Options are no longer available to be added to your Contract.

**	If you have elected the Longevity Reward Rider, the mortality and expense risk charge is reduced by 0.07% under the basic policy or any Option described above.
PORTFOLIO ANNUAL EXPENSES – Minimum and Maximum
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios’ expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio’s fees and expenses appears in the prospectus for each Portfolio.

	Minimum	Maximum
Total Annual Portfolio Operating Expenses (1) (expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees, and other expenses)	0.26%	1.44%

(1)	Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2018.

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EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

•	invested $10,000 in the Contract for the time periods indicated,

•	earned a 5% annual return on your investment,

•	allocate all of your Account Value to the sub-Account with the Maximum Total Annual Portfolio Operating Expenses as listed in the Expense Table, and these remain the same each year*

•	elected the Income and Death Benefit Combination Option 2 and the Enhanced Earnings Death Benefit Option.
The examples also assume:

•	No tax charge applies.

•	For each charge, we deduct the maximum charge rather than current charge.

•	You make no transfers, or other transactions for which we charge a fee.
Amounts shown in the examples are rounded to the nearest dollar.
*    Note: Not all Portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling firm.
THE EXAMPLES ARE ILLUSTRATIVE ONLY. THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE UNDERLYING PORTFOLIOS. ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

	Assuming Maximum Total Annual Portfolio Operating Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$985	$1,567	$2,165	$4,030
If you annuitize your annuity at the end of the applicable time period: [1]	$385	$1,167	$1,965	$4,030
If you do not surrender your annuity:	$385	$1,167	$1,965	$4,030
1 Your ability to annuitize within the first 30 days of the first Annuity Year may be limited.
Financial Information

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the “Accumulation Unit.” Each Variable Sub-Account has a separate value for its Accumulation Units we call “Accumulation Unit Value.” Accumulation Unit Value is similar to, but not the same as, the share price of a mutual fund.
Attached as Appendix A to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional Information. To obtain additional detail on each Variable Sub-Account’s finances, please refer to the financial statements, which are comprised of the financial statements of the underlying Sub-accounts, contained in the Statement of Additional Information. The financial statements of Allstate Life also appear in the Statement of Additional Information.

8

The Contract

CONTRACT OWNER
The Variable Annuity II is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

1.	the investment alternatives during the Accumulation and Payout Phases,

2.	the amount and timing of your purchase payments and withdrawals,

3.	the programs you want to use to invest or withdraw money,

4.	the income payment plan you want to use to receive retirement income,

5.	the Annuitant (either yourself or someone else) on whose life the income payments will be based,

6.	the owner, while the Annuitant is alive,

7.	the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

8.	any other rights that the Contract provides.
If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.
The Contract cannot be jointly owned by both a non- living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner cannot exceed age 90 as of the date we receive the completed application or request to select a new Contract owner.
Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a tax advisor prior to making a request for a change of Contract owner.
The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract.
ANNUITANT
The Annuitant is the individual whose life span we use to determine income payments as well as the latest Payout Start Date. You initially designate an Annuitant in your application. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application. If the Contract owner is a living person, you may change the Annuitant before the Payout Start Date. Before the Payout Start Date, you may also designate a joint Annuitant, who is a second person on whose life income payments depend. If a non-Qualified contract is held by a non-living person, any change in the Annuitant will be treated as the death of the Annuitant and will activate the distribution requirements outlined in the Death Benefit section.
BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.
A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.
You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.
You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.

9

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

1.	your spouse or, if he or she is no longer alive,

2.	your surviving children equally, or if you have no surviving children,

3.	your estate.
If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.
Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary’s share in proportion to the original share of the remaining Beneficiaries.
If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.
MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.
ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until you sign it and file it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with your attorney before trying to assign your Contract.

10

Purchases

MINIMUM PURCHASE PAYMENTS
You may make additional purchase payments of at least $25 at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.
AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets™ Account. Please consult your Morgan Stanley Financial Advisor for details.
ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.
We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order. We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our service center in Good Order.
We use the term “business day” to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as “Valuation Dates”. If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.
There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.
With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

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Contract Value

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.
ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub- Account allocated to your Contract.
ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

1.	changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

2.	the deduction of amounts reflecting the mortality and expense risk charge and administrative expense charge
We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information. We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combinations thereof, offered under the Contract.
You should refer to the prospectuses for the Funds for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

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Investment Alternatives: The Variable Sub-Accounts

You may allocate your purchase payments to various Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.
For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectus for the Funds. The Variable Sub-Accounts that you select are your choice - we do not provide investment advice, nor do we recommend any particular Variable Sub-Account. Please consult with a qualified investment professional if you wish to obtain investment advice. You should carefully consider the investment objectives, risks, charges and expenses of the underlying Portfolios when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Fund prospectuses, please contact us at 1-800-457-7617.
Following the detection of excessive short-term trading activity and in response to requests from the fund investment advisors, Allstate currently limits new premium allocations and transfers into all Sub-Accounts other than the Money Market Sub-Account to a maximum of $50,000 per day. If we receive a transfer request that exceeds the limitation, we will be unable to process the request and will promptly contact you and request that you submit a transfer request that complies with the Sub-Account limitation. If you wish to transfer more than $50,000 into a Sub-Account, you may submit a single request that Allstate transfer $50,000 per day into that Sub-Account until the transfer request is completed.
If, as of the effective date of the Sub-Account restriction, you were enrolled in one of our special services automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Sub-Accounts without regard to the $50,000 limitation. Shares may be redeemed at any time.

Portfolio:	Investment Objective:	Investment Adviser:
Morgan Stanley Variable Investment Series (VIS)
Morgan Stanley VIS Income Plus Portfolio – Class X
The Fund seeks as a primary objective to provide a high level of current income by investing primarily in U.S. government securities and other fixed-income securities. As a secondary objective, the Fund seeks capital appreciation but only when consistent with its primary objective.
Morgan Stanley Investment Management Inc.
Morgan Stanley Variable Insurance Fund, Inc. (VIF)
Morgan Stanley VIF Emerging Markets Equity Portfolio – Class I	The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Investment Management, Inc.
Morgan Stanley VIF Global Infrastructure Portfolio – Class I	The Fund seeks both capital appreciation and current income.
Morgan Stanley VIF Global Strategist Portfolio – Class I	The Fund seeks total return.
Morgan Stanley VIF Growth Portfolio – Class I(10)	The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
Morgan Stanley VIF Mid Cap Growth Portfolio – Class I(12)	The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.
Morgan Stanley VIF U.S. Real Estate Portfolio – Class I(4)
The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

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Portfolio:	Investment Objective:	Investment Adviser:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund – Series I	Seek capital growth	Invesco Advisers, Inc.
Invesco V.I. American Value Fund – Series I	Above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities
Invesco V.I. Comstock Fund, Series I	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks
Invesco V.I. Core Equity Fund – Series I(5)	Long-term growth of capital
Invesco V.I. Diversified Dividend Fund – Series I	Provide reasonable current income and long-term growth of income and capital
Invesco V.I. Equity and Income Fund, Series I	Both capital appreciation and current income
Invesco V.I. Global Core Equity Fund – Series I(1)	Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers
Invesco V.I. High Yield Fund – Series I	Total return, comprised of current income and capital appreciation
Invesco V.I. Mid Cap Core Equity Fund – Series I(3)	Long-term growth of capital
Invesco V.I. Mid Cap Growth Fund , Series II	To seek capital growth
Invesco V.I. S&P 500 Index Fund – Series I	To provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s ® 500 Composite Stock Price Index
AB Variable Products Series Fund, Inc.
AB VPS Growth and Income Portfolio – Class B	Long term growth of capital	AllianceBernstein L.P.
AB VPS Large Cap Growth Portfolio – Class B(11)	Long term growth of capital
Franklin Templeton Variable Insurance Products Trust
FTVIP Franklin Income VIP Fund – Class 2(6)	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of debt and equity securities.	Franklin Advisers, Inc.
FTVIP Franklin Small Cap Value VIP Fund – Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Mutual Advisers, LLC
FTVIP Mutual Shares VIP Fund – Class 2(8)
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.

FTVIP Templeton Foreign VIP Fund – Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
Putnam Variable Trust
Putnam VT Equity Income Fund – Class IB	Seeks capital growth and current income.	Putnam Investment Management, LLC
Putnam VT Growth Opportunities Fund – Class IB(7)	Seeks capital appreciation.
Putnam VT International Equity Fund – Class IB	Seeks capital appreciation.
Putnam VT Small Cap Value Fund – Class IB(2)	Seeks capital appreciation.
Fidelity® Variable Insurance Products
Fidelity® VIP Government Money Market Portfolio – Initial Class(9)	The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® Management & Research Company (FMR)

(1)
Effective as of October 18, 2013, the Invesco V.I. Global Core Equity – Series I Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(2)
Effective July 15, 2003, the Putnam VT Small Cap Value Fund – Class IB Portfolio is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)
Effective September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series I was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

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(4)
Effective as of February 23, 2016, the VIF U.S. Real Estate Portfolio, Class I was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(5)
Effective as of December 23, 2016, the Invesco V.I. Core Equity Fund – Series I was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(6)
Effective at the close of business April 21, 2017, the FTVIP Franklin High Income VIP Fund - Class 2 was closed for new purchase payment allocations to all Contract owners. Effective April 28, 2017, the FTVIP Franklin Income VIP Fund - Class 2 was liquidated. On the liquidation date, the Portfolio was no longer available under your Annuity contract, and any contract value allocated to this liquidated Portfolio was transferred, as of the close of business on the liquidation date to one of the default transfer portfolios. If you are in a Model Portfolio Option, your contract value was transferred to the PIMCO Real Return Portfolio - Advisor Shares. If you are not in a Model Portfolio, your contract value was transferred to the Fidelity ® VIP Government Money Market Portfolio - Initial Class.

For a period of 60 days after the liquidation date, any Contract Value that was transferred to the PIMCO Real Return Portfolio - Advisor Shares (if you are in a Model Portfolio Option) or the Fidelity® VIP Government Money Market Portfolio - Initial Class (if you are not in a Model Portfolio Option) as the result of the liquidation can be transferred free of charge and will not count as one of your annual free transfers. If you are in a Model Portfolio Option, any transfer out of the PIMCO Real Return Portfolio - Advisor Shares must comply with the investment requirements of that Model Portfolio Option. It is important to note that any Portfolio into which you make your transfer will be subject to the transfer limitations described in this prospectus.
(7) Effective November 18, 2016, the Putnam VT Voyager Fund - Class IB was merged into the Putnam VT Growth Opportunities Fund - Class IB.
(8) Effective close of business on August 24, 2018, the FTVIP Mutual Shares VIP Fund - Class 2 Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.
(9) Effective October 19, 2018, the Morgan Stanley VIS European Equity Portfolio - Class X and Morgan Stanley VIS Limited Duration Portfolio - Class X were liquidated.
On the liquidation date, the Portfolios were no longer available under your Annuity Contract, and any Contract Value allocated to the Sub-Account investing in the liquidated Portfolio was transferred, as of the close of business on the liquidation date to the Sub-account investing in the Fidelity® VIP Government Money Market Portfolio - Initial Class.
(10) Effective at the close of business April 24, 2019, the Morgan Stanley VIS Multi Cap Growth Portfolio - Class X was closed for new purchase payment allocations to all Contract owners. Effective April 29, 2019, the Morgan Stanley VIS Multi Cap Growth Portfolio - Class X was merged into the Morgan Stanley VIF Growth Portfolio - Class I.
(11) Effective April 29, 2019, the AB VPS Growth Portfolio - Class B was merged into the AB VPS Large Cap Growth Portfolio - Class B.
(12) Effective April 30, 2019, the Morgan Stanley VIF Mid Cap Growth Portfolio Class I sub-account will change its name to the Morgan Stanley VIF Discovery Portfolio - Class I.

Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

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Investment Alternatives: The Fixed Account Options

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the basic Dollar Cost Averaging Fixed Account Option, and we may offer the additional Dollar Cost Averaging Fixed Account Options described below. However, the 6 and 12-month Dollar Cost Averaging Options currently are not available.
Please consult with your Morgan Stanley Financial Advisor for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.
DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
Basic Dollar Cost Averaging Option.    You may establish a Dollar Cost Averaging Program, as described in the “Transfers” section of this prospectus, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1-year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one-year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.
You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.
6 and 12 Month Dollar Cost Averaging Options.    In the future, we may offer 6 and 12-month Dollar Cost Averaging Options. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the “6 Month Dollar Cost Averaging Option”) or for 12 months (the “12 Month Dollar Cost Averaging Option”). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than 3% annually.
You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.
You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options. Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee. We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options. For availability and current interest rate information, please contact your sales representative or our customer support unit at 1-800-457-7617.
GUARANTEE PERIODS
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Fixed Account (“Guarantee Periods”). Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We will offer a 1-year Guarantee Period. We offer additional Guarantee Periods at our sole discretion. We currently offer a 1 year and a 6-year Guarantee Period.
Interest Rates.    We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.
We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. The interest rate will never be less than the minimum guaranteed rate stated in the Contract. After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.

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Investment Alternatives: Transfers

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. Currently, all Sub-Accounts other than the Money Market Sub-Account limit new purchases to $50,000 per day. See “The Variable Sub-Accounts” subsection of the “Investment Alternatives” section of this prospectus. Transfers to any Guarantee Period must be at least $500. You may not, however, transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.
We limit the amount you may transfer from the Guarantee Periods to the Variable Account in any Contract Year to the greater of:

1.	25% of the aggregate value in the Guarantee Periods as of the most recent Contract Anniversary (if this amount is less than $1,000, then up to $1,000 may be transferred); or

2.	25% of the sum of all purchase payments and transfers to the Guarantee Periods as of the most recent Contract Anniversary.
These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the current rate that was in effect at the time money was allocated or transferred to a Guarantee Period, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.
We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process written requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.
MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.
We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under “Trading Limitations.” Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.
While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.
TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

•
we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

•
we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

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In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

•	the total dollar amount being transferred, both in the aggregate and in the transfer request;

•
the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

•
whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

•	whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

•	the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.
We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.
If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).
In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.
SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.
We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio’s prospectus for more complete information regarding the fees and charges associated with each Portfolio.
TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.
You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.
TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-457-7617 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.
We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.
We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

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DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Option(s) to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.
The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.
AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.
We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.
Example:
Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fund A Variable Sub-Account and 60% to be in the Fund B Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fund A Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fund A Variable Sub-Account and use the money to buy more units in the Fund B Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.
The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.
Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

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Expenses

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.
CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary we will deduct a $30 contract maintenance charge from your Contract Value. This charge will be deducted on a pro rata basis from each investment alternative in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each income payment.
The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. The contract maintenance charge is waived under certain circumstances if you have elected the Longevity Reward Rider. See “Longevity Reward Rider” section of this prospectus for details.
MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at the following annual rates (as a percentage of daily net assets):

1.	1.25% Base Contract

2.	1.38% w/Enhanced Death Benefit Option

3.	1.38% w/Performance Death Benefit Option

4.	1.38% w/Performance Income Benefit Option

5.	1.49% w/Performance Benefit Combination Option

6.	1.49% w/Death Benefit Combination Option

7.	1.55% w/Income Benefit Combination Option 2

8.	1.68% w/Income and Performance Death Benefit Option (State of Washington only)

9.	1.75% w/Income and Death Benefit Combination Option 2
We charge an additional mortality and expense risk charge of 0.20% for the Enhanced Earnings Death Benefit Option. If you have elected the Longevity Reward Rider, your mortality and expense risk charge would be lower by 0.07%. See the description of each Option and the Longevity Reward Rider for the availability of each.
The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Death Benefit Options and the Income Benefit Options to compensate us for the additional risk that we accept by providing these Options.
We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.
ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no direct relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.
TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.
WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge

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percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown in the “Expense Table” section of this prospectus. During each Contract Year, you can withdraw all purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments (as of the Issue Date or the most recent Contract Anniversary, whichever is later), whichever is greater, without paying a withdrawal charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.
If you qualify for and elect the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider Date. See “Longevity Reward Rider” section of this prospectus for details.
We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from purchase payments, starting with the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal. We do not apply a withdrawal charge in the following situations:

1.	on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

2.	the death of the Contract owner or Annuitant (unless the Contract is continued); and

3.	withdrawals taken to satisfy IRS minimum distribution rules for the Contract.
We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.
Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.
PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.
Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 3.5%, depending on the state.
At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.
DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We may assess a charge against the Sub-accounts and the Fixed Rate Options equal to any taxes which may be imposed upon the Separate Account. We will pay company income taxes on the taxable corporate earnings created by this Separate Account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the Tax Charge you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the Separate Account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the Tax Charge you pay under the contract. We reserve the right to change these tax practices.
Our status under the Code is briefly described in the Taxes section.
OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see the “Expense Table” section of this prospectus.

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Access to Your Money

You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See the “Income Plans” subsection in the “Income Payments” section of this prospectus.
You can withdraw money from the Variable Account and/ or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.
You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives in which you are invested according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.
Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.
WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.
POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1.	The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2.	An emergency exists as defined by the SEC; or

3.	The SEC permits delay for your protection.
We may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.
SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner’s bank account or Morgan Stanley Active Assets™ – Account. Please consult with your Morgan Stanley Financial Advisor for details.
Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax advisor before taking any withdrawal.
We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.
MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract’s value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value less withdrawal and other charges and applicable taxes.

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Income Payments

PAYOUT START DATE
The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be:

1.	at least 30 days after the Issue Date;

2.	no later than the first day of the calendar month after the Annuitant’s 99th birthday, or the 10th Contract Anniversary, if later.
You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.
INCOME PLANS
An “Income Plan” is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.
A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the basis. Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.
Three Income Plans are available under the Contract. Each is available to provide:

1.	fixed amount income payments;

2.	variable income payments; or

3.	a combination of the two.
The three Income Plans are:
Income Plan 1 – Life Income with Payments Guaranteed for 10 Years.    Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.
Income Plan 2 – Joint and Survivor Life Income.     Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.
Income Plan 3 – Guaranteed Payments for a Specified Period.    Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant’s life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.
The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.
We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.
If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment.
Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.
Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income

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payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.
You may apply your Contract Value to an Income Plan. If you elected the Performance Income Benefit Option, the Income Benefit Combination Option 2, or the Income and Death Benefit Combination Option 2, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.
We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

•	terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

•	we may reduce the frequency of your payments so that each payment will be at least $20.
VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.
We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use. In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.
FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1.	deducting any applicable premium tax; and

2.	applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.
We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.
INCOME BENEFIT OPTIONS
Please keep in mind, once you have selected an optional Income or Death Benefit (each an “Option”), your ability to select a different Option may be limited. Please consult with your financial advisor concerning any such limitations before selecting any option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.
We may discontinue offering these options at any time.
PERFORMANCE INCOME BENEFIT
The Performance Income Benefit can no longer be added. On the date we issued the rider for this benefit (“Rider Date”), the Performance Income Benefit is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Income Benefit to equal the greater of your Contract Value on that date or the most recently calculated Performance Income Benefit. We will also recalculate your Performance Income Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Income Benefit dollar-for-dollar. Withdrawals will reduce the Performance Income Benefit by an amount equal to: (i) the Performance Income Benefit just before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

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In the absence of any withdrawals or purchase payments, the Performance Income Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or prior to the Payout Start Date. We will recalculate the Performance Income Benefit as described above until the oldest Contract owner or Annuitant (if the Contract owner is not a living person) attains age 85. After age 85, we will only recalculate the Performance Income Benefit to reflect additional purchase payments and withdrawals.
If you select the Performance Income Benefit Option, the highest age of any Owner and Annuitant as of the date we receive the completed application, cannot exceed age 75.
To exercise your Performance Income Benefit, you must apply it to an Income Plan. The Payout Start Date you select must begin on or after your tenth Contract Anniversary, after electing the benefit, and within 30 days after a Contract Anniversary. In addition, you must apply your Performance Income Benefit to an Income Plan that provides guaranteed payments for either a single or joint life for at least:

1.	10 years, if the youngest Annuitant’s age is 80 or less on the date you apply the Benefit, or

2.	5 years, if the youngest Annuitant’s age is greater than 80 on the date you apply the Benefit.
If your current Contract Value is higher than the Performance Income Benefit, you can apply the Contract Value to any Income Plan.
Income Benefit Combination Option 2.    The Income Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this Option.
If you selected the Income Benefit Combination Option 2, this Option guarantees that the amount you apply to an Income Plan will not be less than the income base (“Income Base”) (which is the greater of Income Base A or Income Base B), described below. We sometimes refer to this as the “Best of the Best Income Benefit”.
Eligibility.    If you select the Income Benefit Combination Option 2, the highest age of any Contract owner and Annuitant on the date we receive the completed application or the written request to add the Rider, whichever is later, cannot exceed age 75. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

•	You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the “Rider Date”);

•	The Payout Start Date must occur during the 30-day period following a Contract Anniversary;

•
You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you may apply the Income Base only to provide fixed income payments, which will be calculated using the appropriate Guaranteed Income Payment Table provided in your Contract; and

•	The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

1.	10 years, if the youngest Annuitant’s age is 80 or less on the date the amount is applied; or

2.	5 years, if the youngest Annuitant’s age is greater than 80 on the date the amount is applied.
If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.
INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.
The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option (“guaranteed income benefit”) and does not provide a Contract Value or guarantee performance of any investment option.
Income Base A.    On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made.

•	For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment.

•	For withdrawals, Income Base A is equal to the most recently calculated Income Base A reduced by a withdrawal adjustment (described below).

•	On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.
In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

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We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a living person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.
Income Base B.    On the Rider Date, Income Base B is equal to the Contract Value After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a living person).
Withdrawal Adjustment.    The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3) where:
1)    = the withdrawal amount
2)    = the Contract Value immediately prior to the withdrawal, and
3)    = the most recently calculated Income Base.
Guaranteed Income Benefit.    The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.
As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to provide fixed and/or variable income payments, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.
CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment- related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

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Death Benefits

We will pay a death benefit if, prior to the Payout Start Date:

1.	any Contract owner dies, or

2.	the Annuitant dies.
We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner would be a surviving Contract owner(s) or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.
A request for payment of the death benefit must include “Due Proof of Death.” We will accept the following documentation as Due Proof of Death:

•	a certified copy of a death certificate,

•	a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

•	any other proof acceptable to us.
DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1.	the Contract Value as of the date we determine the death benefit, or

2.	the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any applicable withdrawal charges or premium taxes), or

3.
the Contract Value on the most recent Death Benefit Anniversary prior to the date we determine the death benefit, plus any purchase payments and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary. If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to extend the 180-day period on a non-discriminatory basis.

A “Death Benefit Anniversary” is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.
We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.
Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.
DEATH BENEFIT OPTIONS
Please keep in mind, once you have selected an optional income or death benefit (each an “option”), your ability to select a different option may be limited. Please consult with your financial advisor concerning any such limitations before selecting any option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.
We may discontinue offering these options at any time.
The Enhanced Death Benefit and the Performance Benefit Combination Options are no longer offered as a rider to the Contract, but apply to Contract owners who have previously elected these Options.
The Performance Death Benefit, the Death Benefit Combination, the Income and Death Benefit Combination Option 2 (in the state of Washington, Income and Performance Death Benefit Option) and the Enhanced Earnings Death Benefit are optional benefits that you may elect. If the Contract owner is a living person, these Options apply only on the death of the Contract owner. If the Contract owner is not a living person, these Options apply only on the death of the Annuitant.
For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. For Contracts with the Enhanced Earnings Death Benefit Option, the death benefit will be increased as described in the “Enhanced Earning Death Benefit Option” subsection below. The death benefit options may not be available in all states.
Enhanced Death Benefit Option.    We are no longer offering the Enhanced Death Benefit option as a rider to the Contract in most states. The following describes the Option for Contract owners who have previously elected this Option or who may elect this Option

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in certain states. On the date we issue the rider for this option (“Rider Date”) is equal to the Contract Value. On the first Contract anniversary after the Rider Date, the Enhanced Death Benefit is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of a year since the Rider Date. On each subsequent Contract Anniversary, but not beyond the Contract Anniversary preceding the oldest Contract owners’ 75th birthdays, we will recalculate the Enhanced Death Benefit as follows: First, we multiply the Enhanced Death Benefit as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually. Further, for all ages, we will adjust the Enhanced Death Benefit on each Contract Anniversary, or upon receipt of a death claim, as follows:

•
For cash withdrawals, we will reduce the Enhanced Death Benefit by the following withdrawal adjustment. The withdrawal adjustment is equal to (i) divided by (ii), with the result multiplied by (iii), where:

(i) = the withdrawal amount
(ii) = the Contract Value just before the withdrawal
(iii) = the most recently calculated Enhanced Death Benefit

•	We will increase the Enhanced Death Benefit by any additional purchase payments since the prior Contract Anniversary.
If you select the Enhanced Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 70.
Performance Death Benefit Option.    The Performance Death Benefit on the date we issue the rider for this option (“Rider Date”) is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.
We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.
In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.
We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals. If you select the Performance Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.
Death Benefit Combination Option.    If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by the Enhanced Death Benefit or the Performance Death Benefit (both calculated until the oldest Contract owner, or Annuitant if the Contract owner is a non-living person, attains age 85). After age 85, the death benefit payable will be adjusted to reflect purchase payments and withdrawals to the extent described under “Enhanced Death Benefit Option” and “Performance Death Benefit Option” above.
We sometimes refer to the Death Benefit Combination Option as the “Best of the Best” death benefit option. If you select the Death Benefit Combination Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.
Performance Benefit Combination Option.    We are no longer offering the Performance Combination Option as a rider to the Contract. The following describes the Option for Contract owners who have previously elected this Option. This Option combines the Performance Death Benefit with the Performance Income Benefit. If you select the Performance Benefit Combination Option, the maximum age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.
Income and Death Benefit Combination Option 2. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this option.
The Income and Death Benefit Combination Option 2, combines the features of the Income Benefit Combination (described in the “Income Payments” section of this prospectus) with the features of the Death Benefit Combination (described above) both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only.
In calculating the benefits payable for all ages, the withdrawal adjustment is equal to: (i) the Death Benefit A, Death Benefit B, or Income Base, as applicable immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

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If you select the Income and Death Benefit Combination Option 2, the highest age of any Contract Owner and Annuitant as of the date we receive the completed application, or the date we receive the request to add the rider, whichever is later, cannot exceed age 75.
In the state of Washington only, we offered the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. This option can no longer be added to your Contract. The mortality and expense risk charge for the Income and Performance Death Benefit Combination Option is an additional 0.43%.
Enhanced Earnings Death Benefit Option.    You may elect the Enhanced Earnings Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. Under the Enhanced Earnings Death Benefit Option, if the oldest Contract owner (or the Annuitant if the Contract owner is a non- living person) is age 69 or younger on the date we issue the rider for this option (“Rider Date”), the death benefit is increased by:

•	40% of the lesser of the In-Force Premium or Death Benefit Earnings.
If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 70 and 79 on the Rider Date, the death benefit is increased by:

•	25% of the lesser of the In-Force Premium or Death Benefit Earnings.
For the purpose of calculating the Enhanced Earnings Death Benefit, the following definitions apply:
In-Force Premium equals the Contract Value on the Rider Date plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.
Death Benefit Earnings equal the Contract Value minus the In-Force Premium. The Death Benefit Earnings amount will never be less than zero.
An Excess-of-Earnings Withdrawal is the amount of a withdrawal which is in excess of the Death Benefit Earnings in the Contract immediately prior to the withdrawal.
We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit with the death benefit as described under “Death Benefit Payments” below.
The value of the Enhanced Earnings Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Option is right for you.
For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Option, see Appendix B.
None of the death benefits under the Enhanced Death Benefit, the Performance Death Benefit, the Performance Benefit Combination, the Death Benefit Combination, the Income and Death Benefit Combination Option 2, and/or the Enhanced Earnings Death Benefit will ever be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.
DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1.	elect to receive the death benefit in a lump sum, or

2.	elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

•	the life of the New Owner;

•	for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

•	over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.
Note that if you elected to receive required minimum distributions under a Minimum Distribution Option, the program will be discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract.
If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:
On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the

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complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

(i)	transfer all or a portion of the excess among the Variable Sub-Accounts;

(ii)	transfer all or a portion of the excess into the Basic Dollar Cost Averaging Option; or

(iii)	transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Basic Dollar Cost Averaging Option.
Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.
If you elected the Enhanced Earnings Death Benefit Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.
If the Enhanced Earnings Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued (“new Rider Date”). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date.
If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.
Only one spousal continuation is allowed under this Contract.
If the New Owner is not your spouse but is a living person, or if there are multiple living-person new Owners, the New Owner may:

1.	elect to receive the death benefit in a lump sum, or

2.	elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

•	the life of the New Owner;

•	for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

•	over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.
If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time).
Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5-year period.
No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5-year period.
If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner’s named Beneficiary(ies) will receive the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner’s death.
We reserve the right to offer additional options upon the death of Owner.
If the New Owner is a corporation, trust, or other non- living person:

(a)	The New Owner may elect to receive the death benefit in a lump sum; or

(b)
If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set

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forth in the Transfers provision during this 5-year period. No additional purchase payments may be added to the Contract under this election.
Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant’s death to the date on which the death benefit is paid.
We reserve the right to offer additional options upon the death of Owner.
If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.
Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid. If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.
DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, the following apply:

1.	The Contract owner may elect to receive the death benefit in a lump sum; or

2.
The Contract owner may elect to apply the death benefit to an Income Plan which must begin within one year of the date of death and must be for a guaranteed number of payments for a period from 5 to 30 years but not to exceed the life expectancy of the owner; or

3.
If the Contract owner does not elect either of the above options within 180 days of the date of the Annuitant’s death, then the Contract will continue as if death had not occurred. If this option is elected, the new Annuitant will be the youngest owner, unless the owner names a different Annuitant.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:

1.	The Contract owner may elect to receive the death benefit in a lump sum; or

2.	If the Contract owner does not elect the above option, then the Owner must receive the Contract Value payable within 5 years of the Annuitant’s date of death.
On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Fidelity® VIP Government Money Market Portfolio – Initial Class. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5-year period.
No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived during this 5 period.
Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant’s death to the date on which the death benefit is paid. We reserve the right to offer additional options upon the Death of Annuitant.
The Contract owner has 60 days from the date the company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract owner is under age 59 1/2 . Any amount included in the Contract owner’s gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

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Longevity Reward Rider

We are no longer offering the Longevity Reward Rider as a rider to the contract. The following describes the Longevity Reward Rider for owners who have previously elected to add the rider.
Eligibility.     The Longevity Reward Rider (Long Term Retention Rider in some states) may have been added during the Accumulation Phase if on the date of application for the Rider:

•	the Contract owner’s initial purchase payment is no longer subject to a withdrawal charge; and

•
the Contract owner’s additional purchase payments, if any, would be subject to total withdrawal charges (assuming a current surrender of the Contract) equal to an amount no greater than 0.25% of the current Contract Value.

Mortality and Expense Risk Charge.    If you elected the Rider then, commencing on the Rider Date, we will reduce the maximum mortality and expense risk charge (“M&E charge”) by 0.07%. That means your M&E charge will never be greater than 1.18% (1.31% if you select the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, 1.42% if you select the Performance Benefit Combination Option, or the Death Benefit Combination Rider, 1.48% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Death Benefit Combination Option 2. If you elect the Enhanced Earnings Death Benefit Option, an additional 0.20% mortality and expense risk charge will apply. The 0.10% administrative expense charge remains unchanged under this Rider.
Contract Maintenance Charge.    If you elected the Rider, we will waive the contract maintenance charge for the life of the Contract, provided your total Contract Value is $40,000 or more on or after the Rider Date.
Contract Continuation By a Surviving Spouse.    If the surviving spouse continues the Contract as described under the “Death Benefit Payments” subsection in the Death Benefits section of this prospectus, the following provision applies:
On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit amount over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in the investment alternatives on the Valuation Date that we receive Due Proof of Death, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account.
Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee.

•	Transfer all or a portion of the excess among the Variable Sub-Accounts;

•	Transfer all or a portion of the excess into the Standard Fixed Account; or

•	Transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account.
Any such transfer does not count towards the 12 transfers you can make each Contract Year without paying a transfer fee but is subject to any minimum allocation amount specified in your Contract. All ownership rights under the Contract will then be available to your spouse as the new Contract owner.
New Withdrawal Charge.    If you elected the Rider, we will apply the new withdrawal charge schedule set forth below. That means that we may assess a withdrawal charge of up to 3% of the amount of purchase payments you withdraw after the Rider Date. The withdrawal charge applies to purchase payments made both before the Rider Date (“existing payments”), as well as payments made on or after the Rider Date (“new purchase payments”). The withdrawal charge declines to 0% according to the following schedule:

Existing Purchase Payments	New Purchase Payments
Number of Complete Years Since Rider Date	Number of Complete Years Since We Received the New Purchase Payment Being Withdrawn	Withdrawal Charge (as a Percentage of New or Existing Purchase Payments Withdrawn)
0	0	3%
1	1	2%
2	2	1%
3+	3 +	0%

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Once all purchase payments have been withdrawn, additional withdrawals will not be assessed a withdrawal charge. The maximum aggregate early withdrawal charge on existing and new purchase payments withdrawn after the Rider Date is 3% of your purchase payments.
Free Withdrawal Amount.    If you elected the Rider, each Contract Year, you will continue to have the option to make withdrawals of up to 15% of your purchase payments without paying a withdrawal charge. However, under the Rider, the Free Withdrawal Amount is 15% of the amount of purchase payments as of the Rider Date or the most recent Contract Anniversary, whichever is later. As with all withdrawals, we will treat withdrawals as coming from the oldest purchase payments first. Unused portions of the Free Withdrawal Amount do not carry forward to future Contract Years.

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More Information

ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company (“Northbrook”) issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life (“Merger”). On the date of the Merger, Allstate acquired from Northbrook all of the Northbrook’s assets and became directly liable for Northbrook’s liabilities and obligations with respect to all contracts issued by Northbrook.
Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.
Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3075 Sanders Road, Northbrook, Illinois 60062.
Effective June 1, 2006, Allstate Life entered into an agreement (“the Agreement”) with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (“PICA”) pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.
We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services we provide to the Portfolios. We collect this compensation under agreement between us and the Portfolio’s investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.
THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.
We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account’s income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.
The Variable Account consists of multiple Variable Sub- Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.
THE PORTFOLIOS
Dividends and Capital Gain Distributions.    We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.
Voting Privileges.    As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.
As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee’s number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

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We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.
We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.
Changes in Portfolios.    We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.
Conflicts of Interest.    Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio’s board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.
THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated) (“Morgan Stanley & Co.”). Morgan Stanley & Co., a wholly owned subsidiary of Morgan Stanley, located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority. We will pay commissions to Morgan Stanley & Co. for selling the Contracts. We may pay to Morgan Stanley & Co. up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we may pay ongoing annual compensation of up to 1.4% of Contract value. To compensate Morgan Stanley & Co. for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan Stanley & Co. an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley & Co. in accordance with Morgan Stanley & Co.’s practices.
We also make additional payments to Morgan Stanley & Co. for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.
In addition, Morgan Stanley & Co. may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.
The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were sold exclusively by Morgan Stanley & Co. and its affiliates to its clients.
Morgan Stanley & Co. does not receive compensation for its role as principal underwriter.
Effective June 1, 2009, Morgan Stanley and Citigroup Inc. (“Citi”) established a new broker dealer, Morgan Stanley Smith Barney LLC (“MSSB”), as part of a joint venture that included the Global Wealth Management Group within Morgan Stanley & Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to Morgan Stanley & Co. are now paid to MSSB.
Administration.      We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America (“PICA”) whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se2, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2, LLC provides certain business process outsourcing services with respect to the Contracts. se2, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2018, consisted of the following: NTT DATA, Inc. (administrative services) located at 100 City Square, Boston, MA 02129; RR Donnelley (compliance printing and mailing) located at 35 West Wacker Drive, Chicago, IL 60601; Iron Mountain Information Management, LLC (f/k/a Stacks LLC) (file storage and document destruction) located at 1 Federal Street, Boston, MA 02110; TierPoint, LLC (f/k/a Co- Sentry.net, LLC) (back-

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up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; SOVOS Compliance (f/k/a Convey Compliance Systems, Inc.) (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105; Broadridge Output Solutions, Inc., successor in interest to Broadridge Customer Communications Central, LLC (printing and mailing anniversary statements, financial confirmations, automated letters and quarterly statements) located at 2600 Southwest Blvd., Kansas City, MO 64108.
In administering the Contracts, the following services are provided, among others:

•	maintenance of Contract Owner records;

•	Contract Owner services;

•	calculation of unit values;

•	maintenance of the Variable Account; and

•	preparation of Contract Owner reports.
We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.
Correspondence you send by regular mail to our service center should be sent to P.O. Box 75866 Topeka, KS66675-8566. Your correspondence will be picked up at this address and then delivered to our service center. Your correspondence is not considered received by us until it is received at our service center. Where this prospectus refers to the day when we receive a purchase payment request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our service center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our service center (1) on a day that is not a business day, or (2) after the close of a business day, then in each case, we are deemed to have received the item on the next business day.
We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.
We provide information about cyber security risks associated with this Contract in the Statement of Additional Information.
NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.
LEGAL PROCEEDINGS
There are no pending legal proceedings to which the Separate Account is a party. Allstate Life is engaged from time to time in routine lawsuits, which, in management’s judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate Life.
LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life’s right to issue such Contracts under applicable state insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.

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Taxes

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.
Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a tax adviser.
TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. Allstate Life will periodically review the issue of charging for taxes on investment income or capital gains of the Variable Account and may impose a charge against the Variable Account in order to make provision for such taxes.
TAXATION OF VARIABLE ANNUITIES IN GENERAL
Tax Deferral.    Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

•	the Contract Owner is a natural person,

•	the investments of the Variable Account are “adequately diversified” according to Treasury Department regulations, and

•	Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.
Non-Natural Owners.    Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.
Exceptions to the Non-Natural Owner Rule.    There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.
Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.
Grantor Trust Owned Annuity.    Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.
Diversification Requirements.     For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.
Ownership Treatment.    The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning

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circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.
Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.
Taxation of Partial and Full Withdrawals.    If you make a partial withdrawal under a Non-Qualified Contract, the amount you receive will be taxed as ordinary income, rather than as return of cost basis, until all gain has been withdrawn. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds your cost basis in the Contract. An exception to this treatment exists for contracts purchased prior to August 14, 1982. Withdrawals are treated as a return of cost basis in the Annuity first until Purchase Payments made before August 14, 1982 are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% tax penalty.
Taxation of Annuity Payments.    Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your cost basis in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the cost basis in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the cost basis in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the cost basis in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount may be allowed as a deduction for your last taxable year. Under the Tax Cuts and Jobs Act of 2017, this deduction is suspended until after 2025.
Maximum Annuity Date. You must commence annuity payments no later than the first day of the calendar month following the maximum Annuity Date for your Annuity. Upon reaching the maximum Annuity Date you can no longer surrender, exchange, or transfer your contract. The maximum Annuity Date may be the same as the Latest Annuity Date as described elsewhere in this prospectus. For some of our Annuities, you can choose to defer the Annuity Date beyond the default or Latest Annuity Date, as applicable, described in your Annuity. However, the IRS may not then consider your Annuity to be an Annuity under the tax law.
Partial Annuitization.    An individual may partially annuitize their non-qualified annuity if the contract so permits. The tax law allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under Section 72 of the code. We do not currently permit partial annuitization.
Withdrawals After the Payout Start Date.    Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.
Distribution at Death Rules.    In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

•
if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death;

•
if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner’s death. These requirements are satisfied if any portion of the Contract Owner’s interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner’s death. If the Contract Owner’s designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

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•
if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Taxation of Annuity Death Benefits.    Death Benefit amounts are included in income as follows:

•	if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

•	if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.
Medicare Tax on Net Investment Income.    The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,500 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.
Penalty Tax on Premature Distributions.    A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made as a result of the Contract Owner’s death or becoming totally disabled,

•
made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•	made under an immediate annuity and the annuity start date is no more than one year from the date of purchase (the first annuity payment must commence within 13 months of the date of purchase), or

•	attributable to investment in the Contract before August 14, 1982.
You should consult a tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments.    With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Special Rules in Relation to Tax-free Exchanges Under Section 1035. Section 1035 of the Code permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity, including tax-free exchanges of annuity death benefits for a Beneficiary Annuity. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them. After you elect an Income Plan, as described in the Income Payments section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.
Partial Exchanges.    The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.
If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.
Taxation of Ownership Changes.    If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.
Aggregation of Annuity Contracts.    The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

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INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.
Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.
Election out of withholding is valid only if the customer requests payment be made to a U.S. address and provides a taxpayer identification number.
Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8(BEN,BEN-E,EXP,ECI,IMY) (Generally a Form W-8BEN is the appropriate form) at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN,BEN-E,EXP,ECI,IMY). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.
TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

1.	Individual Retirement Annuities (IRAs) under Code Section 408(b);

2.	Roth IRAs under Code Section 408A;

3.	Simplified Employee Pension (SEP IRA) under Code Section 408(k);

4.	Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section 408(p);

5.	Tax Sheltered Annuities under Code Section 403(b);

6.	Corporate and Self Employed Pension and Profit Sharing Plans under Code Section 401; and

•	State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Code Section 457.
Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.
The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent’s IRA, TSA, or employer sponsored retirement plan under which the decedent’s surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent’s IRA, TSA, or employer sponsored qualified retirement plan. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.
Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.
Taxation of Withdrawals from an Individually Owned Tax Qualified Contract.    If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep

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track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.
“Qualified distributions” from Roth IRAs are not included in gross income. “Qualified distributions” are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made to a beneficiary after the Contract Owner’s death,

•	attributable to the Contract Owner being disabled, or

•	made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).
“Nonqualified distributions” from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.
Required Minimum Distributions.    Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a tax advisor.
The Death Benefit and Tax Qualified Contracts. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.
It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.
Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.
Penalty Tax on Premature Distributions from Tax Qualified Contracts.    A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made as a result of the Contract Owner’s death or total disability,

•
made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•	made after separation from service after age 55 (does not apply to IRAs),

•	made pursuant to an IRS levy,

•	made for certain medical expenses,

•	made to pay for health insurance premiums while unemployed (applies only for IRAs),

•	made for qualified higher education expenses (applies only for IRAs)

•	made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

•
from an IRA or attributable to elective deferrals under a 401(k) plan, 403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual’s participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.
You should consult a tax advisor to determine how these exceptions may apply to your situation.

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Substantially Equal Periodic Payments on Tax Qualified Contracts.    With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Income Tax Withholding on Tax Qualified Contracts.    Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered “eligible rollover distributions.” The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all “eligible rollover distributions” unless you elect to make a “direct rollover” of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

•	required minimum distributions, or,

•	a series of substantially equal periodic payments made over a period of at least 10 years, or,

•	a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

•	hardship distributions.
With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.
For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.
Election out of withholding is valid only if the customer provides a taxpayer identification number and has payment made to a U.S. address.
Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8 at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN,BEN-E,EXP,ECI,IMY) (Generally a Form W-8BEN is the appropriate form). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.
Charitable IRA Distributions.     Certain qualified IRA distributions for charitable purposes are eligible for an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions.
The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.
The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.
Individual Retirement Annuities.    Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified

42

retirement plans may be “rolled over” on a tax-deferred basis into an Individual Retirement Annuity. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12 month rule.
Roth Individual Retirement Annuities.    Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.
A traditional Individual Retirement Account or Annuity may be converted or “rolled over” to a Roth Individual Retirement Annuity. The tax law allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.
Under the Tax Cuts and Jobs Act of 2017, you may no longer recharacterize a conversion to a Roth IRA. You should consult with your tax adviser before making such a recharacterization. It is still permissible to recharacterize a contribution made to a Roth IRA as a traditional IRA contribution, or a contribution to a traditional IRA as a Roth IRA contribution. Such recharacterization must be completed by the applicable tax return due date (with extensions).
Annuities Held By Individual Retirement Accounts (commonly known as Custodial IRAs).    Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.
If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099-R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.
Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant’s surviving spouse as the new Annuitant, if the following conditions are met:

1)	The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2)	The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3)	We receive a complete request for settlement for the death of the Annuitant; and

4)	The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

(a)	The Annuitant’s surviving spouse is the sole beneficiary of the Individual Retirement Account;

(b)	The Annuitant’s surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

(c)	The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse’s election.
Simplified Employee Pension IRA (SEP IRA).    Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek tax advice.
Savings Incentive Match Plans for Employees (SIMPLE IRA).    Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.
To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590-A and your tax advisor.

43

Tax Sheltered Annuities.    Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

•	attains age 59 1/2,

•	severs employment,

•	dies,

•	becomes disabled, or

•	incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).
These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).
Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.
Corporate and Self-Employed Pension and Profit Sharing Plans.    Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as “H.R.10” or “Keogh”). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.
There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

•
A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

•
An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant’s spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.
State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.    Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees’ gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.
Late Rollover Self-Certification. You may be able to apply a rollover contribution to your IRA or qualified retirement plan after the 60-day deadline through a self-certification procedure established by the IRS. Please consult your tax or legal adviser regarding your eligibility to use this self-certification procedure. As indicated in this IRS guidance, we, as a financial institution, are not required to accept your self-certification for waiver of the 60-day deadline.
ERISA Requirements
ERISA (the “Employee Retirement Income Security Act of 1974”) and the Code prevent a fiduciary and other “parties in interest” with respect to a plan (and, for these purposes, an IRA would also constitute a “plan”) from receiving any benefit from any party dealing with the plan, as a result of the sale of the Annuity. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Annuity. This information has to do primarily with the fees, charges, discounts and other costs related to the Annuity, as well as any commissions paid to any agent selling the Annuity. Information about any applicable fees, charges, discounts, penalties or adjustments may be

44

found in the applicable sections of this prospectus. Information about sales representatives and commissions may be found in the sections of this prospectus addressing distribution of the Annuities.
Other relevant information required by the exemptions is contained in the contract and accompanying documentation.
Please consult with your tax adviser if you have any questions about ERISA and these disclosure requirements.
Spousal Consent Rules for Retirement Plans - Qualified Annuities
If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the Death Benefit to be paid to your spouse, even if you designated someone else as your Beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.
Defined Benefit Plans and Money Purchase Pension Plans. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a “qualified joint and survivor annuity” (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an Annuity for your spouse’s lifetime and is called a “qualified pre-retirement survivor annuity” (QPSA). If the plan pays Death Benefits to other Beneficiaries, you may elect to have a Beneficiary other than your spouse receive the Death Benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate Beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.
Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire Death Benefit, even if you designated someone else as your Beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an Annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.
IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution usually is not required. Upon your death, any Death Benefit will be paid to your designated Beneficiary.
ADDITIONAL CONSIDERATIONS
Reporting and Withholding for Escheated Amounts
In 2018, the Internal Revenue Service issued Revenue Ruling 2018-17, which provides that an amount transferred from an IRA to a state’s unclaimed property fund is subject to federal withholding at the time of transfer. The amount transferred is also subject to federal reporting. Consistent with this Ruling, beginning in 2019, we will withhold federal and state income taxes and report to the applicable Owner or Beneficiary as required by law when amounts are transferred to a state’s unclaimed property fund.
Gifts and Generation-skipping Transfers
If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your Annuity to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37½ years younger than you, there may be generation-skipping transfer tax consequences.
Same Sex Marriages, Civil Unions and Domestic Partnerships
Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor , the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.
Please consult with your tax or legal adviser for additional information.

45

Statement of Additional Information
Table of Contents

Additions, Deletions or Substitutions of Investments
The Contract
Purchases
Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
Incontestability
Settlements
Safekeeping of the Variable Account’s Assets
Premium Taxes
Tax Reserves
Experts
Financial Statements
Appendix A – Accumulation Unit Values
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

46

APPENDIX A – ACCUMULATION UNIT VALUES
The following tables show the Accumulation Unit Values for each of the Variable Sub-Accounts for base Contracts without any optional benefit (with a 1.25% mortality and expense risk charge), and Contracts with the Enhanced Earnings
Death Benefit Option and the Income and Death Benefit Combination Option 2 (with a 1.95% mortality and expense risk charge). These two tables represent the lowest and highest combination of charges available under the Contracts. The
Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit
Values for Contracts with each other optional benefit, or available combination thereof. Please contact us at 1-800-457-
7617 to obtain a copy of the Statement of Additional Information.

Accumulation Unit Values are shown since the Variable Sub-Accounts were first offered under the Contracts or since the
Contracts were first offered with the applicable Option(s), if later. The dates the Variable Sub-Accounts were first offered are as follows:

Contracts with the Enhanced Death Benefit, The Performance Income Benefit, or The Performance Death Benefit Option
were first offered under the contracts on October 30, 1995.

Contracts with the Performance Benefit Combination Option was first offered on December 7, 1998.

Contracts with the Death Benefit Combination Option were first offered under the Contracts on May 3, 1999.

Contracts with the Longevity Reward Rider, the Longevity Reward Rider with the Performance Benefit Combination, the
Longevity Reward Rider with the Death Benefit Combination Option, the Longevity Reward Rider and the Enhanced
Death Benefit, the Longevity Reward Rider and the Performance Income Benefit, and the Longevity Reward Rider and
the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000.

Contracts with the Income Benefit Combination Option 2, the Income and Death Benefit Combination Option 2, the
Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2, the Longevity
Reward Rider with the Income Benefit Combination Option 2, and the Longevity Reward Rider with the Income and
Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000.

Contracts with the Enhanced Earnings Death Benefit Option, the Enhanced Earnings Death Benefit Option and the
Income Benefit Combination Option 2, the Longevity Reward Rider with the Enhanced Earnings Death Benefit, the
Enhanced Earnings Death Benefit Option and the Enhanced Death Benefit, the Enhanced Earnings Death Benefit Option
and the Performance Income Benefit, the Enhanced Earnings Death Benefit Option and the Performance Death Benefit
Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and Enhanced Death Benefit, the
Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Income
Benefit, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Performance Death
Benefit Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income Benefit
Combination Option 2, the Enhanced Earnings Death Benefit Option and the Performance Benefit Combination, the
Enhanced Earnings Death Benefit Option and the Death Benefit Combination Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 were first offered under the Contracts on December 6, 2000.

A-1

Morgan Stanley Variable Annuity II - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
Base Contract
Mortality & Expense = 1.25

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$8.41418	$9.99059	574,677
2010	$9.99059	$11.11824	522,469
2011	$11.11824	$11.63535	478,606
2012	$11.63535	$13.45847	394,361
2013	$13.45847	$17.87129	354,304
2014	$17.87129	$19.26968	297,576
2015	$19.26968	$19.28252	265,648
2016	$19.28252	$21.13075	140,627
2017	$21.13075	$24.72541	124,553
2018	$24.72541	$22.96633	112,143
AB VPS Growth Portfolio - Class B
2009	$4.40402	$5.77307	171,828
2010	$5.77307	$6.53842	151,980
2011	$6.53842	$6.51341	115,168
2012	$6.51341	$7.29846	98,293
2013	$7.29846	$9.62909	88,060
2014	$9.62909	$10.73152	88,422
2015	$10.73152	$11.52134	61,175
2016	$11.52134	$11.46412	56,088
2017	$11.46412	$15.17304	49,549
2018	$15.17304	$15.53273	43,943
AB VPS Large Cap Growth Portfolio - Class B
2009	$4.20288	$5.68513	207,861
2010	$5.68513	$6.16038	132,975
2011	$6.16038	$5.87902	123,674
2012	$5.87902	$6.73512	129,115
2013	$6.73512	$9.10336	101,278
2014	$9.10336	$10.22429	111,284
2015	$10.22429	$11.18214	84,813
2016	$11.18214	$11.29236	71,198
2017	$11.29236	$14.67022	69,265
2018	$14.67022	$14.80856	62,106
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.92520	830,368
2017	$9.92520	$9.85854	770,766
2018	$9.85854	$9.88629	1,432,511
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.35277	$12.51193	389,547
2010	$12.51193	$13.90860	366,646
2011	$13.90860	$14.04967	346,900
2012	$14.04967	$15.61458	323,571
2013	$15.61458	$17.55292	292,094
2014	$17.55292	$18.11690	241,874
2015	$18.11690	$16.61305	171,381
2016	$16.61305	$18.68945	154,860
2017	$18.68945	$20.22320	154,969
2018	$20.22320	$19.09184	168,231

A-2

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.85154	$11.00761	174,463
2010	$11.00761	$12.07585	164,900
2011	$12.07585	$11.79009	144,936
2012	$11.79009	$13.28843	116,422
2013	$13.28843	$16.81542	106,140
2014	$16.81542	$17.77148	83,488
2015	$17.77148	$16.66762	73,680
2016	$16.66762	$19.08545	63,249
2017	$19.08545	$20.40210	57,560
2018	$20.40210	$18.30216	53,691
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$8.33803	$10.62467	74,140
2010	$10.62467	$13.44067	75,104
2011	$13.44067	$12.76215	75,894
2012	$12.76215	$14.90579	59,268
2013	$14.90579	$20.03521	47,953
2014	$20.03521	$19.87939	40,727
2015	$19.87939	$18.16400	36,017
2016	$18.16400	$23.33111	32,979
2017	$23.33111	$25.47107	31,443
2018	$25.47107	$21.89197	32,147
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$10.06776	$13.61211	194,711
2010	$13.61211	$14.55868	186,983
2011	$14.55868	$12.83623	172,330
2012	$12.83623	$14.97268	146,156
2013	$14.97268	$18.16519	128,732
2014	$18.16519	$15.92658	110,424
2015	$15.92658	$14.69278	100,260
2016	$14.69278	$15.53645	87,046
2017	$15.53645	$17.88753	86,732
2018	$17.88753	$14.92133	78,432
Invesco V.I. American Franchise Fund - Series I
2009	$8.03720	$13.16843	247,793
2010	$13.16843	$15.57033	191,706
2011	$15.57033	$14.41309	157,952
2012	$14.41309	$16.17177	166,944
2013	$16.17177	$22.35886	145,245
2014	$22.35886	$23.92075	128,056
2015	$23.92075	$24.78159	114,612
2016	$24.78159	$25.00467	90,247
2017	$25.00467	$31.41569	78,472
2018	$31.41569	$29.86881	68,212
Invesco V.I. American Value Fund - Series I
2009	$8.91933	$12.24985	218,930
2010	$12.24985	$14.77370	175,455
2011	$14.77370	$14.71037	137,482
2012	$14.71037	$17.02429	109,374
2013	$17.02429	$22.55154	109,373
2014	$22.55154	$24.41858	103,827
2015	$24.41858	$21.89224	101,312
2016	$21.89224	$24.94610	78,388
2017	$24.94610	$27.06469	71,088
2018	$27.06469	$23.32263	67,328

A-3

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series I
2009	$8.77525	$11.14941	758,616
2010	$11.14941	$12.75749	609,669
2011	$12.75749	$12.35502	516,608
2012	$12.35502	$14.53320	412,929
2013	$14.53320	$19.49658	368,976
2014	$19.49658	$21.04061	330,521
2015	$21.04061	$19.51651	284,127
2016	$19.51651	$22.58638	245,957
2017	$22.58638	$26.26253	228,683
2018	$26.26253	$22.75700	195,305
Invesco V.I. Core Equity Fund - Series I
2009	$7.95200	$10.06543	104,206
2010	$10.06543	$10.87944	89,665
2011	$10.87944	$10.72705	73,893
2012	$10.72705	$12.05200	59,429
2013	$12.05200	$15.36830	46,571
2014	$15.36830	$16.39737	41,644
2015	$16.39737	$15.24402	38,366
2016	$15.24402	$16.58387	27,882
2017	$16.58387	$18.51782	19,576
2018	$18.51782	$16.55173	17,205
Invesco V.I. Diversified Dividend Fund - Series I
2009	$27.68516	$33.95232	2,274,233
2010	$33.95232	$37.00919	1,907,895
2011	$37.00919	$36.58807	1,602,513
2012	$36.58807	$42.85556	1,376,998
2013	$42.85556	$55.40349	1,199,578
2014	$55.40349	$61.67230	1,065,674
2015	$61.67230	$62.10269	948,177
2016	$62.10269	$70.34840	833,147
2017	$70.34840	$75.35908	736,525
2018	$75.35908	$68.71213	637,538
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$18.07744	163,085
2012	$18.07744	$20.07738	143,860
2013	$20.07738	$24.79656	124,876
2014	$24.79656	$26.67426	120,489
2015	$26.67426	$25.71291	106,630
2016	$25.71291	$29.20612	91,431
2017	$29.20612	$31.99433	80,501
2018	$31.99433	$28.56296	71,336
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$18.89821	828,377
2012	$18.89821	$21.20752	681,945
2013	$21.20752	$25.63198	606,717
2014	$25.63198	$25.46249	529,709
2015	$25.46249	$24.76384	464,448
2016	$24.76384	$26.09794	399,219
2017	$26.09794	$31.64580	355,410
2018	$31.64580	$26.43731	295,648

A-4

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$21.44654	184,522
2014	$21.44654	$21.52424	143,172
2015	$21.52424	$20.56325	128,737
2016	$20.56325	$22.56308	112,587
2017	$22.56308	$23.66381	96,277
2018	$23.66381	$22.56217	85,852
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.62569	$12.36577	56,982
2010	$12.36577	$13.92181	53,914
2011	$13.92181	$12.85943	51,553
2012	$12.85943	$14.07641	36,677
2013	$14.07641	$17.88939	36,135
2014	$17.88939	$18.43211	31,952
2015	$18.43211	$17.45239	30,213
2016	$17.45239	$19.53224	22,643
2017	$19.53224	$22.14605	17,763
2018	$22.14605	$19.36755	19,205
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.69849	$11.87700	26,201
2010	$11.87700	$14.91375	23,827
2011	$14.91375	$13.33684	22,250
2012	$13.33684	$14.68739	21,348
2013	$14.68739	$19.79454	20,405
2014	$19.79454	$21.03125	21,039
2015	$21.03125	$20.96538	14,658
2016	$20.96538	$20.80341	12,607
2017	$20.80341	$25.06993	13,520
2018	$25.06993	$23.27904	15,677
Invesco V.I. S&P 500 Index Fund - Series I
2009	$8.15851	$10.16888	967,647
2010	$10.16888	$11.52485	839,598
2011	$11.52485	$11.58086	715,772
2012	$11.58086	$13.21478	593,807
2013	$13.21478	$17.19766	489,105
2014	$17.19766	$19.22694	451,343
2015	$19.22694	$19.16426	416,504
2016	$19.16426	$21.07380	350,297
2017	$21.07380	$25.21163	308,430
2018	$25.21163	$23.67770	283,577
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$12.95798	$21.71332	127,969
2010	$21.71332	$25.49798	130,180
2011	$25.49798	$20.57361	120,392
2012	$20.57361	$24.34683	93,858
2013	$24.34683	$23.77409	87,674
2014	$23.77409	$22.40225	79,912
2015	$22.40225	$19.73862	72,206
2016	$19.73862	$20.78705	62,839
2017	$20.78705	$27.70078	50,439
2018	$27.70078	$22.55411	42,945

A-5

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$59.48759	435,643
2015	$59.48759	$50.61578	376,689
2016	$50.61578	$57.56333	331,811
2017	$57.56333	$64.15588	286,091
2018	$64.15588	$58.32072	236,183
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$8.30481	$10.85877	170,464
2010	$10.85877	$11.32213	153,737
2011	$11.32213	$10.75966	132,799
2012	$10.75966	$12.08467	115,037
2013	$12.08467	$13.82390	2,001,539
2014	$13.82390	$13.93239	1,748,862
2015	$13.93239	$12.86648	1,527,391
2016	$12.86648	$13.40235	1,270,504
2017	$13.40235	$15.35323	1,074,389
2018	$15.35323	$14.16108	948,899
Morgan Stanley VIF Growth Portfolio, Class I
2009	$6.68377	$10.91700	231,397
2010	$10.91700	$13.23309	180,292
2011	$13.23309	$12.69063	150,192
2012	$12.69063	$14.32006	120,107
2013	$14.32006	$20.91996	95,584
2014	$20.91996	$21.95224	88,653
2015	$21.95224	$24.30868	71,949
2016	$24.30868	$23.59121	63,674
2017	$23.59121	$33.31879	58,765
2018	$33.31879	$35.34758	56,859
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.76982	$15.19657	121,157
2010	$15.19657	$19.83804	99,931
2011	$19.83804	$18.17869	94,780
2012	$18.17869	$19.49296	65,173
2013	$19.49296	$26.44106	48,293
2014	$26.44106	$26.59980	40,822
2015	$26.59980	$24.69549	36,906
2016	$24.69549	$22.22565	33,140
2017	$22.22565	$30.42873	35,235
2018	$30.42873	$33.21508	46,444
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$17.15286	$21.72099	113,009
2010	$21.72099	$27.85090	94,331
2011	$27.85090	$29.10487	82,292
2012	$29.10487	$33.26079	69,746
2013	$33.26079	$33.48871	58,991
2014	$33.48871	$42.85998	50,638
2015	$42.85998	$43.20313	38,398
2016	$43.20313	$45.52964	32,148
2017	$45.52964	$46.31763	27,473
2018	$46.31763	$42.16762	24,487

A-6

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class X
2009	$24.90216	$30.11472	1,657,652
2010	$30.11472	$32.46719	1,429,951
2011	$32.46719	$33.63716	1,128,338
2012	$33.63716	$37.86185	954,539
2013	$37.86185	$37.73764	814,871
2014	$37.73764	$40.13032	708,185
2015	$40.13032	$38.76387	620,266
2016	$38.76387	$40.95401	540,803
2017	$40.95401	$43.09238	455,503
2018	$43.09238	$40.80462	378,822
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2009	$36.82727	$62.24666	1,072,182
2010	$62.24666	$78.45873	905,423
2011	$78.45873	$72.18938	767,085
2012	$72.18938	$80.03010	649,502
2013	$80.03010	$119.03481	573,933
2014	$119.03481	$124.14442	504,532
2015	$124.14442	$133.01400	443,370
2016	$133.01400	$126.76525	390,447
2017	$126.76525	$186.85119	340,128
2018	$186.85119	$208.79629	294,553
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.19812	40,555
2018	$11.19812	$10.10937	40,474
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05752	22,869
2017	$10.05752	$12.98963	17,287
2018	$12.98963	$13.11945	11,644
Putnam VT International Equity Fund - Class IB
2009	$6.92635	$8.51679	202,446
2010	$8.51679	$9.24511	172,488
2011	$9.24511	$7.57669	138,205
2012	$7.57669	$9.11308	117,159
2013	$9.11308	$11.51475	105,985
2014	$11.51475	$10.59036	89,678
2015	$10.59036	$10.46300	90,380
2016	$10.46300	$10.06981	70,891
2017	$10.06981	$12.57599	67,370
2018	$12.57599	$10.03505	65,402
Putnam VT Small Cap Value Fund - Class IB
2009	$8.45740	$10.97505	31,406
2010	$10.97505	$13.64152	26,570
2011	$13.64152	$12.82281	25,505
2012	$12.82281	$14.86272	14,591
2013	$14.86272	$20.47136	12,798
2014	$20.47136	$20.89041	10,145
2015	$20.89041	$19.73658	7,282
2016	$19.73658	$24.82636	6,830
2017	$24.82636	$26.42249	7,574
2018	$26.42249	$20.87175	10,290
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.

A-7

Morgan Stanley Variable Annuity II - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With The Enhanced Earnings Death Benefit Option And Income and Death Benefit Combination Option 2
Mortality & Expense = 1.95

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$7.65521	$9.02600	2,559
2010	$9.02600	$9.97477	2,243
2011	$9.97477	$10.36603	2,053
2012	$10.36603	$11.90642	1,925
2013	$11.90642	$15.70016	269
2014	$15.70016	$16.81059	254
2015	$16.81059	$16.70444	235
2016	$16.70444	$18.17824	135
2017	$18.17824	$21.12276	101
2018	$21.12276	$19.48230	93
AB VPS Growth Portfolio - Class B
2009	$5.07466	$6.60581	2,007
2010	$6.60581	$7.42942	1,306
2011	$7.42942	$7.34948	1,166
2012	$7.34948	$8.17773	1,057
2013	$8.17773	$10.71394	783
2014	$10.71394	$11.85730	757
2015	$11.85730	$12.64121	229
2016	$12.64121	$12.49091	203
2017	$12.49091	$16.41713	155
2018	$16.41713	$16.68840	128
AB VPS Large Cap Growth Portfolio - Class B
2009	$4.95710	$6.65858	1,192
2010	$6.65858	$7.16491	1,126
2011	$7.16491	$6.79006	988
2012	$6.79006	$7.72446	906
2013	$7.72446	$10.36779	778
2014	$10.36779	$11.56321	562
2015	$11.56321	$12.55831	87
2016	$12.55831	$12.59386	75
2017	$12.59386	$16.24735	36
2018	$16.24735	$16.28547	25
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.87880	608
2017	$9.87880	$9.74417	581
2018	$9.74417	$9.70306	901
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.05373	$12.02746	552
2010	$12.02746	$13.27686	0
2011	$13.27686	$13.31817	0
2012	$13.31817	$14.69812	0
2013	$14.69812	$16.40746	0
2014	$16.40746	$16.81648	0
2015	$16.81648	$15.31295	0
2016	$15.31295	$17.10707	0
2017	$17.10707	$18.38225	0
2018	$18.38225	$17.23212	0

A-8

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.56612	$10.57838	342
2010	$10.57838	$11.52407	25
2011	$11.52407	$11.17302	27
2012	$11.17302	$12.50490	26
2013	$12.50490	$15.71362	25
2014	$15.71362	$16.49119	25
2015	$16.49119	$15.35891	26
2016	$15.35891	$17.46457	26
2017	$17.46457	$18.53958	0
2018	$18.53958	$16.51461	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$8.12618	$10.28244	276
2010	$10.28244	$12.91710	260
2011	$12.91710	$12.17961	255
2012	$12.17961	$14.12595	252
2013	$14.12595	$18.85466	0
2014	$18.85466	$18.57746	0
2015	$18.57746	$16.85594	0
2016	$16.85594	$21.50042	0
2017	$21.50042	$23.30921	0
2018	$23.30921	$19.89323	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.74227	$13.08017	286
2010	$13.08017	$13.89227	21
2011	$13.89227	$12.16329	22
2012	$12.16329	$14.08856	25
2013	$14.08856	$16.97341	24
2014	$16.97341	$14.77775	24
2015	$14.77775	$13.53777	29
2016	$13.53777	$14.21552	31
2017	$14.21552	$16.25293	0
2018	$16.25293	$13.46260	0
Invesco V.I. American Franchise Fund - Series I
2009	$3.48570	$5.67128	2,459
2010	$5.67128	$6.65901	2,195
2011	$6.65901	$6.12116	1,915
2012	$6.12116	$6.82005	7,474
2013	$6.82005	$9.36358	4,134
2014	$9.36358	$9.94779	3,732
2015	$9.94779	$10.23387	1,345
2016	$10.23387	$10.25416	1,225
2017	$10.25416	$12.79371	928
2018	$12.79371	$12.07838	807
Invesco V.I. American Value Fund - Series I
2009	$8.49569	$11.58666	2,427
2010	$11.58666	$13.87650	1,973
2011	$13.87650	$13.72081	1,805
2012	$13.72081	$15.76805	1,675
2013	$15.76805	$20.74187	748
2014	$20.74187	$22.30243	721
2015	$22.30243	$19.85546	192
2016	$19.85546	$22.46777	189
2017	$22.46777	$24.20638	138
2018	$24.20638	$20.71309	135

A-9

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series I
2009	$8.37489	$10.56651	1,725
2010	$10.56651	$12.00626	1,393
2011	$12.00626	$11.54651	1,378
2012	$11.54651	$13.48721	1,320
2013	$13.48721	$17.96724	0
2014	$17.96724	$19.25488	0
2015	$19.25488	$17.73547	0
2016	$17.73547	$20.38242	0
2017	$20.38242	$23.53510	0
2018	$23.53510	$20.25048	0
Invesco V.I. Core Equity Fund - Series I
2009	$7.80426	$9.80953	1,180
2010	$9.80953	$10.52894	1,144
2011	$10.52894	$10.30920	1,061
2012	$10.30920	$11.50156	990
2013	$11.50156	$14.56415	763
2014	$14.56415	$15.43096	543
2015	$15.43096	$14.24548	181
2016	$14.24548	$15.38976	178
2017	$15.38976	$17.06498	141
2018	$17.06498	$15.14605	139
Invesco V.I. Diversified Dividend Fund - Series I
2009	$7.47219	$9.09975	5,754
2010	$9.09975	$9.84993	5,670
2011	$9.84993	$9.67006	2,173
2012	$9.67006	$11.24734	1,954
2013	$11.24734	$14.43915	1,045
2014	$14.43915	$15.96082	1,028
2015	$15.96082	$15.96009	641
2016	$15.96009	$17.95347	165
2017	$17.95347	$19.09848	127
2018	$19.09848	$17.29169	129
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$13.38926	1,202
2012	$13.38926	$14.76655	1,188
2013	$14.76655	$18.11028	0
2014	$18.11028	$19.34577	0
2015	$19.34577	$18.51843	0
2016	$18.51843	$20.88794	0
2017	$20.88794	$22.72293	0
2018	$22.72293	$20.14354	0
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$9.76417	2,925
2012	$9.76417	$10.88071	2,777
2013	$10.88071	$13.05904	1,754
2014	$13.05904	$12.88218	1,723
2015	$12.88218	$12.44128	767
2016	$12.44128	$13.02032	269
2017	$13.02032	$15.67840	207
2018	$15.67840	$13.00596	181

A-10

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$11.63608	0
2014	$11.63608	$11.59678	0
2015	$11.59678	$11.00172	0
2016	$11.00172	$11.98770	0
2017	$11.98770	$12.48508	0
2018	$12.48508	$11.82035	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.31430	$11.88225	0
2010	$11.88225	$13.28420	0
2011	$13.28420	$12.18502	0
2012	$12.18502	$13.24491	0
2013	$13.24491	$16.71531	0
2014	$16.71531	$17.10224	0
2015	$17.10224	$16.08019	0
2016	$16.08019	$17.87133	0
2017	$17.87133	$20.12199	0
2018	$20.12199	$17.47390	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.44896	$11.41192	0
2010	$11.41192	$14.22994	0
2011	$14.22994	$12.63667	0
2012	$12.63667	$13.81899	0
2013	$13.81899	$18.49436	0
2014	$18.49436	$19.51271	0
2015	$19.51271	$19.31588	0
2016	$19.31588	$19.03328	0
2017	$19.03328	$22.77733	0
2018	$22.77733	$21.00172	0
Invesco V.I. S&P 500 Index Fund - Series I
2009	$6.52201	$8.07240	1,186
2010	$8.07240	$9.08506	1,140
2011	$9.08506	$9.06566	1,025
2012	$9.06566	$10.27239	930
2013	$10.27239	$13.27528	668
2014	$13.27528	$14.73822	648
2015	$14.73822	$14.58769	197
2016	$14.58769	$15.92966	184
2017	$15.92966	$18.92498	143
2018	$18.92498	$17.64881	132
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$14.20786	$23.64174	1,859
2010	$23.64174	$27.56920	1,523
2011	$27.56920	$22.08980	1,481
2012	$22.08980	$25.95831	1,448
2013	$25.95831	$25.17077	836
2014	$25.17077	$23.55280	834
2015	$23.55280	$20.60743	211
2016	$20.60743	$21.55109	204
2017	$21.55109	$28.51947	159
2018	$28.51947	$23.05761	128

A-11

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$16.36279	0
2015	$16.36279	$13.82527	0
2016	$13.82527	$15.61363	0
2017	$15.61363	$17.28082	0
2018	$17.28082	$15.59882	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$7.66409	$9.95108	2,130
2010	$9.95108	$10.30343	2,140
2011	$10.30343	$9.72338	2,084
2012	$9.72338	$10.84440	2,029
2013	$10.84440	$12.31864	765
2014	$12.31864	$12.32871	761
2015	$12.32871	$11.30603	302
2016	$11.30603	$11.69499	298
2017	$11.69499	$13.30419	234
2018	$13.30419	$12.18504	226
Morgan Stanley VIF Growth Portfolio, Class I
2009	$5.13048	$8.32149	1,537
2010	$8.32149	$10.01666	1,387
2011	$10.01666	$9.53918	1,237
2012	$9.53918	$10.68870	1,170
2013	$10.68870	$15.50616	916
2014	$15.50616	$16.15780	859
2015	$16.15780	$17.76744	402
2016	$17.76744	$17.12308	163
2017	$17.12308	$24.01562	138
2018	$24.01562	$25.29911	109
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.32407	$14.40210	549
2010	$14.40210	$18.66996	175
2011	$18.66996	$16.98916	167
2012	$16.98916	$18.09000	195
2013	$18.09000	$24.36703	0
2014	$24.36703	$24.34228	11
2015	$24.34228	$22.44183	0
2016	$22.44183	$20.05684	0
2017	$20.05684	$27.26866	0
2018	$27.26866	$29.55671	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$14.46985	$18.19544	1,705
2010	$18.19544	$23.16796	1,179
2011	$23.16796	$24.04261	1,059
2012	$24.04261	$27.28362	959
2013	$27.28362	$27.27892	677
2014	$27.27892	$34.66923	669
2015	$34.66923	$34.70305	157
2016	$34.70305	$36.31766	139
2017	$36.31766	$36.68929	109
2018	$36.68929	$33.16749	105

A-12

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class X
2009	$11.82276	$14.19787	4,224
2010	$14.19787	$15.20024	3,984
2011	$15.20024	$15.63844	3,752
2012	$15.63844	$17.47952	3,515
2013	$17.47952	$17.30064	2,766
2014	$17.30064	$18.26925	2,751
2015	$18.26925	$17.52406	231
2016	$17.52406	$18.38540	215
2017	$18.38540	$19.21082	169
2018	$19.21082	$18.06330	170
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2009	$5.20858	$8.74235	2,913
2010	$8.74235	$10.94252	2,575
2011	$10.94252	$9.99805	2,342
2012	$9.99805	$11.00645	2,078
2013	$11.00645	$16.25667	1,731
2014	$16.25667	$16.83622	1,668
2015	$16.83622	$17.91326	969
2016	$17.91326	$16.95296	248
2017	$16.95296	$24.81501	207
2018	$24.81501	$27.53484	155
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.14824	230
2018	$11.14824	$9.99370	218
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04945	260
2017	$10.04945	$12.88901	214
2018	$12.88901	$12.92648	187
Putnam VT International Equity Fund - Class IB
2009	$7.43650	$9.08027	2,211
2010	$9.08027	$9.78809	1,617
2011	$9.78809	$7.96574	1,479
2012	$7.96574	$9.51403	1,422
2013	$9.51403	$11.93758	1,067
2014	$11.93758	$10.90262	885
2015	$10.90262	$10.69632	279
2016	$10.69632	$10.22273	267
2017	$10.22273	$12.67821	218
2018	$12.67821	$10.04557	194
Putnam VT Small Cap Value Fund - Class IB
2009	$8.07154	$10.40123	0
2010	$10.40123	$12.83820	0
2011	$12.83820	$11.98365	0
2012	$11.98365	$13.79296	0
2013	$13.79296	$18.86553	0
2014	$18.86553	$19.11737	0
2015	$19.11737	$17.93543	0
2016	$17.93543	$22.40387	0
2017	$22.40387	$23.67840	0
2018	$23.67840	$18.57276	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.

A-13

Appendix B
Calculation Of Enhanced Earnings Death Benefit

Example 1. In this example, assume that the oldest Owner is age 65 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals	=	$0
In-Force Premium	=	$100,000 ($100,000+$0-$0)
Death Benefit Earnings	=	$25,000 ($125,000-$100,000)
Enhanced Earnings Death Benefit	=	40% × $25,000 = $10,000
Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.
Example 2. In the second example, assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the Death Benefit Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

Excess of Earnings Withdrawals	=	$5,000 ($10,000-$5,000)
In-Force Premium	=	$95,000 ($100,000+$0-$5,000)
Death Benefit Earnings	=	$19,000 ($114,000-$95,000)
Enhanced Earnings Death Benefit	=	40%× $19,000 = $7,600
Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.
Example 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Owner is age 75 at the time the Enhanced Earnings Death Benefit is elected. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Option. On the date this Option is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. A year later, the Owner dies with a Contract Value of $140,000 on the date we receive Due Proof of Death.

Excess of Earnings Withdrawals	=	$30,000 ($50,000-$20,000)
In-Force Premium	=	$120,000 ($110,000+$40,000-$30,000)
Death Benefit Earnings	=	$20,000 ($140,000-$120,000)
Enhanced Earnings Death Benefit	=	25% of $20,000 = $5,000
In this example, In-Force Premium is the Contract Value on the date the Rider was issued plus all later withdrawals and minus Excess-of-Earnings withdrawals. Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

B-1

40137                                                     MORGAN2

Morgan Stanley Variable Annuity 3
Allstate Life Insurance Company
Street Address: 5801 SW 6th Ave. Topeka, KS 66606-0001
Mailing Address: P.O. Box 758566, Topeka, KS 66675-8566
Telephone Number: 1-800-457-7617
Fax: 1-785-228-4584
Prospectus dated April 29, 2019

Allstate Life Insurance Company (“Allstate Life”) has issued the Morgan Stanley Variable Annuity 3, an individual and group flexible premium deferred variable annuity contract (“Contract”). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. The Contract is no longer offered for new sales.
This prospectus is being provided for informational or educational purposes only and does not take into account the investment objectives or financial situation of any client or prospective clients. The information is not intended as investment advice and is not a recommendation about managing or investing your retirement savings. Clients seeking information regarding their particular investment needs should contact a financial professional.
The Contract offers various* investment alternatives (“investment alternatives”). The investment alternatives include fixed account options (“Fixed Account Options”) and variable sub-accounts (“Variable Sub-Accounts”) of the Allstate Financial Advisor Separate Account I (“Variable Account”). Each Variable Sub-Account invests exclusively in shares of portfolios (“Portfolios”) of the following mutual funds (“Funds”):

AB Variable Products Series Fund, Inc. - Class B
AIM Variable Insurance Funds
(Invesco Variable Insurance Funds Series I & II Shares)
Fidelity® Variable Insurance Products
(Initial Class & Service Class 2)
Franklin Templeton Variable Insurance Products Trust
(Class 2 Shares)
Morgan Stanley Variable Insurance Fund, Inc. (VIF) (Class I & II Shares) Morgan Stanley Variable Investment Series (VIS) (Class Y Shares) Putnam Variable Trust (Class IB Shares)
*Certain Variable Sub-Accounts are closed to Contract owners not invested in the specified Variable Sub-Accounts by a designated date. Please see the “Investment Alternatives” section of this prospectus for more information.
We (Allstate Life) have filed a Statement of Additional Information, dated April 29, 2019, with the Securities and Exchange Commission (“ SEC ”). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. The contents of the Statement of Additional Information are described below – see Table of Contents. For a free copy, please write or call us at the address or telephone number above, or go to the SEC’s website (www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC’s website.
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual shareholder reports for portfolios available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future shareholder reports in paper free of charge by calling 1-800-457-7617. Your election to receive reports in paper will apply to all portfolios available under your contract.

IMPORTANT NOTICES
The SEC has not approved or disapproved the securities described in this prospectus, nor has it passed upon the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

Investment in the Contracts involves investment risks, including possible loss of principal.

MORGAN3

(i)

Glossary of Terms

We set forth here definitions of some of the key terms used throughout this prospectus. In addition to the definitions here, we also define certain terms in the section of the prospectus that uses such terms.
Accumulation Phase: The period of time that begins on the date we issue your Contract (“Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options.
Accumulation Unit: A unit of measurement used to calculate the value of your investment in the Variable Sub-Accounts during the Accumulation Phase.
Accumulation Unit Value: The separate value for each Variable Sub-Account’s Accumulation Unit. Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.
Allstate Life (“we”): The issuer of the Contract. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York.
Annuitant: The individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a living person.
Automatic Additions Program: A program that may enable you to make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active AssetsTM Account. Please consult your Morgan Stanley Financial Advisor for details.
Automatic Portfolio Rebalancing Program: A program that provides for the automatic rebalancing of the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations after the performance of each Sub-Account causes a shift in the percentage you allocated to each Sub-Account.
Beneficiary: The natural person(s) or entity(ies) designated as the recipients of the Death Benefit. You may name one or more primary and contingent Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary

•
Primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

•
Contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

Code - The Internal Revenue Code of 1986, as amended.
Contract*: The Variable Annuity 3 is a contract between you, the Contract owner, and Allstate Life, a life insurance company.
Contract Anniversary: Each twelve-month period from that date of your contract’s issue date.
Contract Owner (“you”): The person or entity who may exercise all of the rights and privileges provided by the Contract.
Contract Value: During the Accumulation Phase, the contract value is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.
Contract Year: The period of time measured from the date we issue your Contract or a “Contract Anniversary.”
Death Benefit Anniversary: Every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.
Death Benefit Combination Option: Under this option, the death benefit payable will be the greater of the death benefits provided by Death Benefit A or Death Benefit B. Death Benefit B is the Performance Death Benefit Option. Death Benefit A is only available through the Death Benefit Combination options. We sometimes refer to the Death Benefit Combination Option as the “Best of the Best” death benefit option.
Dollar Cost Averaging: An Investment option that offers the Basic Dollar Cost Averaging Option is currently not available, but we may offer it in the future. Please consult with your Morgan Stanley Financial Advisor for current information.

* In certain states the Contract was sold only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to “Contract” in this prospectus include certificates unless the context requires otherwise.
Dollar Cost Averaging Fixed Account Options (Basic Dollar Cost Averaging Option): The Basic Dollar Cost Averaging Option is closed to new purchase payments, including automatic additions. Under this option, purchase payments allocated to the Basic Dollar Cost Averaging Option earn interest for a 1-year period at the current rate in effect at the time of allocation. We credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. Renewal rates will not be less than the minimum guaranteed rate found in the Contract. You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.
6 and 12 Month Dollar Cost Averaging Options: Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the “6 Month Dollar Cost Averaging Option”) or for 12 months (the “12 Month Dollar Cost Averaging Option”). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than the minimum guaranteed rate stated in the Contract.
Due Proof of Death: Documentation needed when there is a request for payment of the death benefit. We will accept the following documentation as Due Proof of Death: a certified copy of death certificate, a certified copy of decree of a court of competent jurisdiction as to the finding of death, or any other proof acceptable to us.
Enhanced Earnings Death Benefit Plus Option: An option under which the death benefit largely depends on the amount of earnings that accumulate under your Contract. The Enhanced Earnings Death Benefit Plus Option may not be available in all states.
Excess-of-Earnings Withdrawals: The amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.
Fixed Account Options: The Fixed Account consists of our general assets other than those in segregated asset accounts.
Funds : Refers to the mutual funds in which each Variable Sub-Account invests.
Good Order: Good Order is the standard that we apply when we determine whether an instruction is satisfactory. An instruction will be considered in Good Order if it is received at our service center: (a) in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction and complies with all relevant laws and regulations; (b) on specific forms, or by other means we then permit (such as via telephone or electronic submission); and/or (c) with any signatures and dates as we may require. We will notify you if an instruction is not in Good Order.
Income and Death Benefit Combination Option 2: The Income and Death Benefit Combination Option 2 combines the features of the Income Benefit Combination Option (described in the “Income Payments” section of this prospectus) with the features of the Death Benefit Combination Option both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract.
Income Benefit Combination Option 2: This Option guarantees that the amount you apply to an Income Plan will not be less than the income base (“Income Base”) (which is the greater of Income Base A or Income Base B). The Income Benefit Combination Option 2 can no longer be added to your Contract.
In-Force Earnings: The Contract Value minus the In-Force Premium equals the In-Force Earnings. The In-Force Earnings amount will never be less than zero.
In-Force Premium: The Contract Value on the date the Enhanced Earnings Death Benefit Plus Option is made part of your Contract (“Rider Date”) plus all purchase payments made after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date equals In-Force Premium. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.
Income Plans: A series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years unless changed by the Contract owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan. There are three Income Plans available under the Contract. Each is available to provide: fixed income payments; variable income payments; or a combination of the two.
Investment Alternatives: Variable Sub-Accounts that invest in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectuses for the Funds.

Issue Date: The date we issued your Contract.
Payout Phase: When you receive income payments, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select.
Payout Start Date: The day that we apply your Contract Value to an Income Plan. The Payout Start Date must be no later than: the Annuitant’s 99th Birthday, or the 10th Contract Anniversary, if later. You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.
Performance Death Benefit Option: An option providing that on each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit. We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.
Portfolios: Underlying mutual fund(s) in which a Sub-Account of Separate Account invests. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.
Systematic Withdrawal Program: The option to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner’s bank account or Morgan Stanley Account. Please consult with your Morgan Stanley Financial Advisor for details.
Tax Qualified Contracts: Contracts held in a plan which provides that the income on tax sheltered is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA.
Valuation Date: Another term for “business day,” which refers to each day Monday through Friday that the New York Stock Exchange is open for business.
Variable Account: Consists of multiple Variable SubAccounts, each of which is available under the Contract.
Variable SubAccount: Invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. You may allocate your purchase payments to various Variable Sub-Accounts.

The Contract at a Glance

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

Flexible Payments	We are no longer offering new contracts. You can add to your Contract as often and as much as you like, but each payment must be at least $100. You must maintain a minimum account size of $500.
Expenses	You will bear the following expenses:

• Total Variable Account annual fees equal to 1.35% of daily net assets (1.48% if you select the Performance Death Benefit Option or 1.59% if you select the Death Benefit Combination Option, or 1.65% if you select the Income Benefit Combination Option 2 or 1.85% if you select the Income and Death Benefit Combination Option 2)

• If you select the Enhanced Earnings Death Benefit Plus Option, you will pay an additional mortality and expense risk charge of 0.15%, 0.25% or 0.35% (depending on the age of the oldest Contract owner (or Annuitant, if the Contract owner is a non-living person) on the date we receive the completed written request to add the Option, (“Rider Application Date”))

• Annual contract maintenance charge of $35 (waived in certain cases)
• Withdrawal charges ranging from 0% to 6% of purchase payment(s) withdrawn (with certain exceptions)
• Transfer fee of $25 after the 12th transfer in any Contract Year (fee currently waived)
• State premium tax (if your state imposes one)
In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
Investment Alternatives	The Contract offers various investment alternatives including:
• Fixed Account Options (which credit interest at rates we guarantee)
• Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:
• AllianceBernstein L.P.
• Fidelity® Management & Research Company (FMR)
• Franklin Advisers, Inc.
• Franklin Mutual Advisers, LLC
• Invesco Advisers, Inc.
• Morgan Stanley Investment Management Inc.
• Putnam Investment Management, LLC
• Templeton Investment Counsel, LLC
To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-457-7617.
Special Services	For your convenience, we offer these special services:
• Automatic Additions Program
• Automatic Portfolio Rebalancing Program
• Dollar Cost Averaging Program
• Systematic Withdrawal Program
Income Payments	You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:
• life income with payments guaranteed for 120 months
• joint and survivor life income with guaranteed payments
• guaranteed payments for a specified period
Death Benefits	If you die before the Payout Start Date, we will pay the death benefit described in the Contract. We also offer death benefit options.

Transfers
Before the Payout Start Date, you may transfer your Contract value (“Contract Value”) among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the total amount in the investment alternative, whichever is less. Transfers to the Standard Fixed Account Option for any Guarantee Period must be at least $500.

We do not currently impose a fee upon transfers. However, we reserve the right to charge $25 per transfer after the 12th transfer in each “Contract Year,” which we measure from the date we issue your Contract or a Contract anniversary (“Contract Anniversary”).

Withdrawals
You may withdraw some or all of your Contract Value at any time during the Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $500 at a time or the total amount in the investment alternative, if less. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.

How the Contract Works

The Contract basically works in two ways.
First, the Contract can help you (we assume you are the “Contract owner”) save for retirement because you can invest in up to 39 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the “Accumulation Phase” of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the “Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in any of the Fixed Account Options you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts your investment return will vary up or down depending on the performance of the corresponding Portfolios.
Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life, and/or for a pre-set number of years, by selecting one of the income payment options (we call these “Income Plans”) described in the “Income Payments” section of this prospectus. You receive income payments during what we call the “Payout Phase” of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed amount income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable amount income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.
The timeline below illustrates how you might use your Contract.

As the Contract owner you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the Beneficiary, will exercise the rights and privileges provided by the Contract. See “The Contract.” In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner or, if there is none, to your Beneficiary. See “Death Benefits.”
Please call us at 1-800-457-7617 if you have any question about how the Contract works.

Expense Table

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see “Expenses”, below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.
Contract Owner Transaction Expenses
Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Number of Complete Years Since We Received the Payment Being Withdrawn	0	1	2	3	4	5	6+
Applicable Charge	6%	5%	5%	4%	3%	2%	0%
Annual Contract Maintenance Charge	$35.00**
Transfer Fee	$25***
* Each Contract Year, you may withdraw up to 15% of the aggregate amount of purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.
** If your Contract Value equals or exceeds $40,000, we will waive the charge for the remaining time your Contract is in force.
*** Applies solely to the thirteenth and all subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.
Variable Account Annual Expenses (as a percentage of daily net asset value deducted from each Variable Sub-Account)

	Mortality and Expense Risk Charge	Administrative Expense Charge	Total Variable Account Annual Expense
Base Contract	1.25%	0.10%	1.35%
With the Performance Death Benefit Option	1.38%	0.10%	1.48%
With the Death Benefit Combination Option	1.49%	0.10%	1.59%
With the Income Benefit Combination Option 2*	1.55%	0.10%	1.65%
With the Income and Death Benefit Combination Option 2*	1.75%	0.10%	1.85%
If the Enhanced Earnings Death Benefit Plus Option is elected with the Base Contract or with one of the Options listed above (assuming age is between 66 and 75 on Rider Application Date)**

	Mortality and Expense Risk Charge	Administrative Expense Charge	Total Variable Account Annual Expense
Base Contract	1.60%	0.10%	1.70%
With the Performance Death Benefit Option	1.73%	0.10%	1.83%
With the Death Benefit Combination Option	1.84%	0.10%	1.94%
With the Income Benefit Combination Option 2*	1.90%	0.10%	2.00%
With the Income and Death Benefit Combination Option 2*	2.10%	0.10%	2.20%
* These options are no longer available to be added to your Contract.
** The mortality and expense risk charge shown for the Enhanced Earnings Death Benefit Plus Option reflects a charge of 0.35% for the Option, assuming the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between 66 and 75 on the Rider Application Date. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between 56 and 65 on the Rider Application Date, the charge for the Option is 0.25%. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is 55 or younger on the Rider Application Date, the charge for the Option is 0.15%.
PORTFOLIO ANNUAL EXPENSE – Minimum and Maximum
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios’ expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio’s fees and expenses appears in the prospectus for each Portfolio.

	Minimum	Maximum
Total Annual Portfolio Operating Expenses(1) (expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees, and other expenses)	0.26%	1.69%

(1)	Expenses are shown as a percentage of portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2018.

EXPENSE EXAMPLES
These examples are intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

•	invested $10,000 in the Contract for the time periods indicated,

•	earned a 5% annual return on your investment,

•	allocate all of your Account Value to the sub-Account with the Maximum Total Annual Portfolio Operating Expenses as listed in the Expense Table, and these remain the same each year*

•	elected the Income and Death Benefit Combination Option 2 and the Enhanced Earnings Death Benefit Plus Option (Age 66-75).
The examples also assume:

•	No tax charge applies.

•	For each charge, we deduct the maximum charge rather than current charge.

•	You make no transfers, or other transactions for which we charge a fee.
Amounts shown in the examples are rounded to the nearest dollar.
* Note: Not all Portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling firm.
THE EXAMPLES ARE ILLUSTRATIVE ONLY. THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE UNDERLYING PORTFOLIOS. ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

	Assuming Maximum Total Annual Portfolio Operating Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,031	$1,799	$2,477	$4,416
If you annuitize your annuity at the end of the applicable time period:	$431	$1,299	$2,177	$4,416
If you do not surrender your annuity:	$431	$1,299	$2,177	$4,416

Financial Information

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase we use a unit of measure we call the “Accumulation Unit.” Each Variable Sub-Account has a separate value for its Accumulation Units we call the “Accumulation Unit Value.” Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.
Attached as Appendix B to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional Information.
To obtain additional detail on each of the Variable Sub-Account’s financial statements, please refer to the financial statements, which are comprised of the financial statements of the underlying Sub-accounts, contained in the Statement of Additional Information.
The consolidated financial statements of Allstate Life appear in the Statement of Additional Information.

The Contract

CONTRACT OWNER
The Variable Annuity 3 is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

•	the investment alternatives during the Accumulation and Payout Phases,

•	the amount and timing of your purchase payments and withdrawals,

•	the programs you want to use to invest or withdraw money,

•	the income payment plan you want to use to receive retirement income,

•	the owner, while the Annuitant is alive,

•	the Annuitant (either yourself or someone else) on whose life the income payments will be based,

•	the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

•	any other rights that the Contract provides.
If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.
The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner and Annuitant cannot exceed 90 as of the date we receive the completed application or request to select a new Contract owner.
Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract owner.
The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract.
ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a living person. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application.
You initially designate an Annuitant in your application. If the Contract owner is a living person, you may change the Annuitant at any time prior to the Payout Start Date. Once we receive your change request, any change will be effective at the time you sign the written notice. We are not liable for any payment we make or other action we take before receiving any written request from you. Before the Payout Start Date, you may designate a joint Annuitant, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be the youngest Contract owner, otherwise, the youngest Beneficiary, unless the Contract owner names a different Annuitant.
BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.
A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.
You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.
You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

•	your spouse or, if he or she is no longer alive,

•	your surviving children equally, or if you have no surviving children,

•	your estate.
If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.
Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary’s share in proportion to the original share of the remaining Beneficiaries.
If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.
MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.
ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with your attorney before trying to assign your Contract.

Purchases

MINIMUM PURCHASE PAYMENTS
You may make additional purchase payments of at least $100 at any time prior to the Payout Start Date. We reserve the right to lower the minimum and limit the maximum amount of purchase payments we will accept. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.
AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active AssetsTM Account. Please consult your Morgan Stanley Financial Advisor for details.
ALLOCATION OF PURCHASE PAYMENTS
You must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.
We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.
We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our service center in Good Order. We use the term “business day” to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as “Valuation Dates.” If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date. There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.
With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.
Contract Value

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.
ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.
ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

•	changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

•	the deduction of amounts reflecting the mortality and expense risk charge and administrative expense charge
We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.
We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

You should refer to the prospectuses for the Funds that accompany this prospectus for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub- Account and, therefore, your Contract Value.
Investment Alternatives: The Variable Sub-Accounts

You may allocate your purchase payments to various Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.
For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectuses for the Funds.
The Variable Sub-Accounts that you select are your choice - we do not provide investment advice, nor do we recommend any particular Variable Sub-Account. Please consult with a qualified investment professional if you wish to obtain investment advice.
You should carefully consider the investment objectives, risks, charges and expenses of the underlying Portfolios when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Fund prospectuses, please contact us at 1-800-457-7617.

Portfolio:	Investment Objective:	Investment Advisor:
Morgan Stanley Variable Investment Series (VIS)
Morgan Stanley VIS Income Plus Portfolio – Class Y
The Fund seeks as a primary objective to provide a high level of current income by investing primarily in U.S. government securities and other fixed-income securities. As a secondary objective, the Fund seeks capital appreciation but only when consistent with its primary objective.
Morgan Stanley Investment Management, Inc.
Morgan Stanley Variable Insurance Fund, Inc. (VIF)
Morgan Stanley VIF Emerging Markets Equity Portfolio – Class I	The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Investment Management, Inc.
Morgan Stanley VIF Global Infrastructure Portfolio – Class II	The Fund seeks both capital appreciation and current income.
Morgan Stanley VIF Global Strategist Portfolio – Class I(1)	The Fund seeks total return.
Morgan Stanley VIF Global Strategist Portfolio – Class II(1)	The Fund seeks total return.
Morgan Stanley VIF Growth Portfolio – Class I	The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
Morgan Stanley VIF Growth Portfolio – Class II(9)	The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
Morgan Stanley VIF Mid Cap Growth Portfolio – Class I(11)	The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.
Morgan Stanley VIF U.S. Real Estate Portfolio – Class I(4)
The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund – Series I	Seek capital growth	Invesco Advisers, Inc.
Invesco V.I. American Franchise Fund – Series II	Seek capital growth
Invesco V.I. American Value Fund – Series I	Above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities
Invesco V.I. Comstock Fund, Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks
Invesco V.I. Core Equity Fund – Series I(6)	Long-term growth of capital
Invesco V.I. Diversified Dividend Fund – Series II	Provide reasonable current income and long-term growth of income and capital
Invesco V.I. Equity and Income Portfolio, Series II	Both capital appreciation and current income
Invesco V.I. Global Core Equity Fund – Series II(2)	Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers
Invesco V.I. High Yield Fund – Series II	Total return, comprised of current income and capital appreciation
Invesco V.I. Mid Cap Core Equity Fund – Series I(3)	Long-term growth of capital
Invesco V.I. Mid Cap Growth Fund, Series II	To seek capital growth
Invesco V.I. S&P 500 Index Fund – Series II	To provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s ® 500 Composite Stock Price Index

Portfolio:	Investment Objective:	Investment Advisor:
AB Variable Products Series Fund, Inc.
AB VPS Growth and Income Portfolio – Class B	Long term growth of capital	AllianceBernstein L.P.
AB VPS Large Cap Growth Portfolio – Class B(10)	Long term growth of capital
Franklin Templeton Variable Insurance Products Trust
FTVIP Franklin Income VIP Fund – Class 2(7)	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of debt and equity securities.	Franklin Advisers, Inc.
FTVIP Mutual Shares VIP Fund – Class 2
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Franklin Mutual Advisers, LLC
FTVIP Templeton Foreign VIP Fund – Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
Putnam Variable Trust
Putnam VT Equity Income Fund – Class IB	Seeks capital growth and current income.	Putnam Investment Management, LLC
Putnam VT Growth Opportunities Fund – Class IB(5)	Seeks capital appreciation.
Putnam VT International Equity Fund – Class IB	Seeks capital appreciation.
Putnam VT Small Cap Value Fund – Class IB	Seeks capital appreciation.
Fidelity® Variable Insurance Products
Fidelity® VIP Government Money Market Portfolio – Initial Class	The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® Management & Research Company (FMR)
Fidelity® VIP Government Money Market Portfolio – Service Class 2(8)	The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.

(1)	Effective on May 17, 2013, the VIF Global Strategist Portfolio - Class I & Class II was closed to new investors.

(2)
Effective as of October 18, 2013, the Invesco V.I. Global Core Equity – Series II Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(3)
Effective September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series I was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(4)
Effective as of February 23, 2016, the VIF U.S. Real Estate Portfolio, Class I was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(5)	Effective November 18, 2016, the Putnam VT Voyager Fund – Class IB was merged into the Putnam VT Growth Opportunities Fund – Class IB.

(6)
Effective as of December 23, 2016, the Invesco V.I. Core Equity Fund – Series I was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(7)
Effective at the close of business April 21, 2017, the FTVIP Franklin High Income VIP Fund - Class 2 was closed for new purchase payment allocations to all Contract owners. Effective April 28, 2017, the FTVIP Franklin Income VIP Fund - Class 2 was liquidated. On the liquidation date, the Portfolio was no longer available under your Annuity contract, and any contract value allocated to this liquidated Portfolio was transferred, as of the close of business on the liquidation date to one of the default transfer portfolios. If you are in a Model Portfolio Option, your contract value was transferred to the PIMCO Real Return Portfolio - Advisor Shares. If you are not in a Model Portfolio, your contract value was transferred to the Fidelity ® VIP Government Money Market Portfolio - Service Class 2.

For a period of 60 days after the liquidation date, any Contract Value that was transferred to the PIMCO Real Return Portfolio - Advisor Shares (if you are in a Model Portfolio Option) or the Fidelity® VIP Government Money Market Portfolio - Service Class 2 (if you are not in a Model Portfolio Option) as the result of the liquidation can be transferred free of charge and will not count as one of your annual free transfers. If you are in a Model Portfolio Option, any transfer out of the PIMCO Real Return Portfolio - Advisor Shares must comply with the investment requirements of that Model Portfolio Option. It is important to note that any Portfolio into which you make your transfer will be subject to the transfer limitations described in this prospectus.

(8)	Effective October 19, 2018, the Morgan Stanley VIS European Equity Portfolio - Class Y and Morgan Stanley VIS Limited Duration Portfolio - Class Y were liquidated.
On the liquidation date, the Portfolios were no longer available under your Annuity Contract, and any Contract Value allocated to the Sub-Account investing in the liquidated Portfolio was transferred, as of the close of business on the liquidation date to the Sub-account investing in the Fidelity ® VIP Government Money Market Portfolio - Service Class 2.

(9)
Effective at the close of business April 24, 2019, the Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y was closed for new purchase payment allocations to all Contract owners. Effective April 29, 2019, the Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y was merged into the Morgan Stanley VIF Growth Portfolio - Class II.

(10)	Effective April 29, 2019, the AB VPS Growth Portfolio - Class B was merged into the AB VPS Large Cap Growth Portfolio - Class B.

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(11)	Effective April 30, 2019, the Morgan Stanley VIF Mid Cap Growth Portfolio Class I sub-account will change its name to the Morgan Stanley VIF Discovery Portfolio - Class I.
Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.
Investment Alternatives: The Fixed Options

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the Standard Fixed Account Option. We also currently offer the 6 and 12 month Dollar Cost Averaging Options described below. The Basic Dollar Cost Averaging Option is currently not available, but we may offer it in the future. Please consult with your Morgan Stanley Financial Advisor for current information.
The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets in the Fixed Accounts subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.
DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
Basic Dollar Cost Averaging Option.    The Basic Dollar Cost Averaging Option is closed to new purchase payments, including automatic additions. In the future, we may offer the Basic Dollar Cost Averaging Option. Under this option, you may establish a Dollar Cost Averaging Program, as described in the “Transfers” section of this prospectus, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.
You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.
6 and 12 Month Dollar Cost Averaging Options.    Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the “6 Month Dollar Cost Averaging Option”) or for 12 months (the “12 Month Dollar Cost Averaging Option”). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than the minimum guaranteed rate stated in the Contract.
You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If we do not receive an allocation from you within one month of the date of payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in substantially equal monthly installments using the longest transfer period being offered at the time the purchase payment is made. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.
At the end of the transfer period, any residual amount in the Six-Month Dollar Cost Averaging Fixed Account or the Twelve-Month Dollar Cost Averaging Fixed Account will be automatically transferred to the Money Market Variable Sub-Account. For each purchase payment, the first transfer from the 6 or 12 Month Dollar Cost Averaging Fixed Account will begin within 30 days after the date we receive the payment. If we do not receive an allocation instruction from you within 30 days of when we receive payment, the purchase payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments within the selected transfer period until we receive a different allocation instruction.
You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options.
Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.
We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options.

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STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Standard Fixed Account Option. Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We currently offer a 6 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion.
Interest Rates.    We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.
We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. For availability and current interest rate information, please contact your financial advisor or Allstate Life at 1-800-457-7617. The interest rate will never be less than the minimum guaranteed rate stated in the Contract.
After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.
Investment Alternatives: Transfers

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer the Contract Value among the investment alternatives. You may not transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. Transfers to any Guarantee Period of the Standard Fixed Account Option must be at least $500. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.
We limit the amount you may transfer from the Standard Fixed Account Option to the Variable Account or between Guarantee Periods of the Standard Fixed Account Option in any Contract Year to the greater of:

1.	25% of the aggregate value in the Standard Fixed Account Option as of the most recent Contract Anniversary (if the amount is less than $1,000, then up to $1,000 may be transferred); or

2.	25% of the sum of all purchase payments and transfers allocated to the Standard Fixed Account Option as of the most recent Contract Anniversary.
These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the rate that was in effect at the time money was allocated or transferred to the Standard Fixed Account Option, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.
We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests received after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.
MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.
We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under “Trading Limitations.” Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

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While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.
TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

•
we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

•
we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

•	the total dollar amount being transferred, both in the aggregate and in the transfer request;

•
the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

•
whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

•	whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

•	the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.
We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.
If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable
Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).
In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.
SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.
We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio’s prospectus for more complete information regarding the fees and charges associated with each Portfolio.
TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable amount income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed amount

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income payments. You may not, however, convert any portion of your right to receive fixed amount income payments into variable amount income payments.
You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase fixed amount income payments. Your transfers must be at least 6 months apart.
TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800- 457-7617 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.
We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.
We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.
DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Options to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.
We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.
The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.
AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.
We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your requests. We are not responsible for rebalancing that occurs prior to receipt of your request.
Example:
Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fund A Variable Sub-Account and 60% to be in the Fund B Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fund A Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fund A Variable Sub-Account and use the money to buy more units in the Fund B Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.
The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.
Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

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Expenses

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.
CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value. The charge will be deducted from each Variable Sub-Account in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each variable income payment. We will waive the charge for the remaining time your contract is in force if the Contract Value is $40,000 or more on or after the Issue Date.
The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge.
MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the daily net assets you have invested in the Variable Sub-Accounts (1.38% if you select the Performance Death Benefit Option, 1.49% if you select the Death Benefit Combination Option, 1.55% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Performance Death Benefit Option (State of Washington only) and 1.75% if you select the Income and Death Benefit Combination Option 2). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Performance Death Benefit Option, the Death Benefit Combination Option, the Income Benefit Combination Option 2, Income and Performance Death Benefit Option and the Income and Death Benefit Combination Option 2 to compensate us for the additional risk that we accept by providing these Options.
If you select the Enhanced Earnings Death Benefit Plus Option, the mortality and expense risk charge will include an additional 0.15% for the option if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 55 or younger, and an additional 0.25% if on the Rider Application Date, the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65, and an additional 0.35% if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75. We charge the additional fees for the Enhanced Earnings Death Benefit Plus Option to compensate us for the additional risk that we accept by providing the option.
We will not increase the mortality and expense risk charge for the life of the Contract. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.
ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the daily net assets you have invested in the Variable Sub-Accounts. We will not increase the administrative expense charge for the life of the Contract. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.
TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.
WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown in the “Expense Table” section of this prospectus. During each Contract Year, you can withdraw all remaining purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year, whichever is greater, without paying the charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

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We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.
We do not apply a withdrawal charge in the following situations:

•	on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

•	the death of the Contract owner or Annuitant (unless the Contract is continued); and

•	withdrawals taken to satisfy IRS minimum distribution rules for the Contract.
We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.
Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.
PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.
Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 3.5%, depending on the state.
At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.
DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We may assess a charge against the Sub-accounts and the Fixed Rate Options equal to any taxes which may be imposed upon the Separate Account. We will pay company income taxes on the taxable corporate earnings created by this Separate Account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the Tax Charge you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the Separate Account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the Tax Charge you pay under the contract. We reserve the right to change these tax practices.
Our status under the Code is briefly described in the “Taxes” section.
OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see the “Expense Table” section of this prospectus.

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Access to Your Money

You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See the “Income Payments” section of this prospectus.
You can withdraw money from the Variable Account and/or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.
Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.
You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.
The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.
WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.
POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:
1.The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;
2.An emergency exists as defined by the SEC; or
3.The SEC permits delay for your protection.
We may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.
SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner’s bank account or Morgan Stanley Account. Please consult with your Morgan Stanley Financial Advisor for details.
Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.
MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract’s value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawals and other charges and applicable taxes.

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Income Payments

PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be no later than:

•	the Annuitant’s 99th Birthday, or

•	the 10th Contract Anniversary, if later.
You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.
INCOME PLANS
An “Income Plan” is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years unless changed by the Contract owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.
A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the “basis”. Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.
Three Income Plans are available under the Contract. Each is available to provide:

•	fixed income payments;

•	variable income payments; or

•	a combination of the two.
The three Income Plans are:
Income Plan 1 – Life Income With Payments Guaranteed for 120 Months.    Under this plan, we make monthly income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the 120 months guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.
Income Plan 2 –Joint and Survivor Life Income.     Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.
Income Plan 3 – Guaranteed Payments For a Specified Period.    Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant’s life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.
The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guaranteed periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.
We deduct applicable premium taxes from the contract value at the Payout Start Date. We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.
If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.
Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

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You may apply your Contract Value to an Income Plan. If you elected the Income Benefit Combination Option 2 or the Income and Death Benefit Combination Option 2 you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Options balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments.
We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

•	terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

•	we may reduce the frequency of your payments so that each payment will be at least $20.
VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.
We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.
In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.
FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1.	deducting any applicable premium tax; and

2.	applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.
We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.
INCOME BENEFIT COMBINATION OPTION 2
The Income Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract Owners who have previously elected this option. This Option guarantees that the amount you apply to an Income Plan will not be less than the income base (“Income Base”) (which is the greater of Income Base A or Income Base B), described below.
Eligibility.     To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

•	You must elect a payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the “Rider Date”);

•	The Payout Start Date must occur during the 30 day period following a Contract Anniversary; and

•
You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you must elect to receive fixed income payments, which will be calculated using the appropriate Guaranteed Income Payments Table provided in your Contract; and

•	The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

1.	10 years, if the youngest Annuitant’s age is 80 or less on the date the amount is applied; or

2.	5 years, if the youngest Annuitant’s age is greater than 80 on the date the amount is applied.
If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.

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INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.
The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option (“guaranteed income benefit”) and does not provide a Contract Value or guarantee performance of any investment option.
Income Base A.    On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made. For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment. For withdrawals, Income Base A is equal to the most recently calculated Income Base A reduced by a withdrawal adjustment (described below). On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.
In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.
We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a living person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.
Income Base B.    On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a living person).
Withdrawal Adjustment.    The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3) where:

1)	= the withdrawal amount

2)	= the Contract Value immediately prior to the withdrawal, and

3)	= the most recently calculated Income Base
The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.
As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to variable and/or fixed income payment options, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.
CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment- related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

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Death Benefits

We will pay a death benefit if, prior to the Payout Start Date, any Contract owner (or Annuitant, if the Contract owner is a non-living individual) dies.
We will pay the death benefit to the new Contract owner (“New Owner”) who is determined immediately after the death. The new Contract owner would be the surviving Contract owner(s) or, if none, the Beneficiary(ies).
A request for payment of the death benefit must include “Due Proof of Death.” We will accept the following documentation as Due Proof of Death:

•	a certified copy of a death certificate,

•	a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

•	any other proof acceptable to us.
DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1.	the Contract Value as of the date we determine the death benefit, or

2.	the sum of all purchase payments made less any withdrawals, and less any amounts deducted in connection with partial withdrawals (including any withdrawal charges or applicable premium taxes), or

3.
the Contract Value on the most recent Death Benefit Anniversary prior to the date we determine the death benefit, plus any purchase payments and less any withdrawals, and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to waive the 180 day limit on a non-discriminatory basis.
A “Death Benefit Anniversary” is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.
We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.
Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.
DEATH BENEFIT OPTIONS
The Performance Death Benefit Option and Death Benefit Combination Option are optional benefits that you may elect. Please note, once you have selected an optional income or death benefit (each an “option”), your ability to select a different option may be limited. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. Please consult with your financial advisor concerning any such limitations before selecting any option. We may discontinue offering these options at any time.
If the Contract owner is a living person, these death benefit options apply only on the death of the Contract owner. If the Contract owner is not a living person, these options apply only on the death of the Annuitant. For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit option will not apply and the death benefit will be equal to the Contract Value as of the date we determine the death benefit. The death benefit options may not be available in all states.
Performance Death Benefit Option.    The Performance Death Benefit on the date we issue the rider for this option (“Rider Date”) is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.
We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.
In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

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We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.
If you select the Performance Death Benefit Option, the highest age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.
Death Benefit Combination Option.    If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by Death Benefit A or Death Benefit B. Death Benefit B is the Performance Death Benefit Option described above. Death Benefit A is only available through the Death Benefit Combination options. We sometimes refer to the Death Benefit Combination Option as the “Best of the Best” death benefit option.
Death Benefit A.    Death Benefit A on the date we issue the rider for this option (“Rider Date”) is equal to the Contract Value. On the first Contract Anniversary after the Rider Date, Death Benefit A is equal to the Contract Value on the Rider Date plus interest which will accumulate at an annual rate of 5% per year for the portion of the year since the Rider Date. On each subsequent Contract Anniversary, we will multiply Death Benefit A as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually.
We will recalculate Death Benefit A as described above, but not beyond the Contract Anniversary preceding the oldest Contract owner’s (the Annuitant, if the owner is not a living person), 85th birthday. For all ages, we will recalculate Death Benefit A on each Contract Anniversary, or upon receipt of a death claim, as follows:

•
We will reduce the Death Benefit A by a withdrawal adjustment equal to: (i) the Death Benefit A, immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal for any withdrawals since the prior Contract Anniversary; and

•	We will increase Death Benefit A by any additional purchase payments since the prior Contract Anniversary.
If you select the Death Benefit Combination Option, the highest age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.
Income and Death Benefit Combination Option 2.     The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this option.
The Income and Death Benefit Combination Option 2 combines the features of the Income Benefit Combination Option (described in the “Income Payments” section of this prospectus) with the features of the Death Benefit Combination Option (described above) both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only.
In calculating the benefits payable for all ages, the withdrawal adjustment is equal to: (i) the Death Benefit A, Death Benefit B, or Income Base, as applicable immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.
If you selected the Income and Death Benefit Combination Option 2, the highest age of any Contract Owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.
In the state of Washington only, we offered the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. This option can no longer be added to your Contract. The mortality and expense risk charge for the Income and Performance Death Benefit Combination Option is an additional 0.43%.
Enhanced Earnings Death Benefit Plus Option    You may elect the Enhanced Earnings Death Benefit Plus Option alone or together with any other death and/or income benefit option offered under the Contract. If the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 75 or younger as of the Rider Application Date, you may elect the Enhanced Earnings Death Benefit Plus Option. The Enhanced Earnings Death Benefit Plus Option may not be available in all states. We may discontinue offering this option at any time. The Enhanced Earnings Death Benefit Plus Option and the charge for this option will terminate upon the change of Contract owner (or Annuitant if the Contract owner is a non-living person) for reasons other than death. Under the Enhanced Earnings Death Benefit Plus Option, if the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 55 or younger on the Rider Application Date, the death benefit is increased by

•
the lesser of 100% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 50% of In-Force Earnings.

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If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65 on the date we receive the written request to add this option, the death benefit is increased by:

•
the lesser of 80% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 40% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75 on the date we receive the completed application or the date we receive the written request to add this option, whichever is later, the death benefit is increased by:

•
the lesser of 50% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 25% of In-Force Earnings.

For purpose of calculating the Enhanced Earnings Death Benefit Plus, the following definitions apply:
In-Force Premium equals the Contract Value on the date the Enhanced Earnings Death Benefit Plus Option is made part of your Contract (“Rider Date”) plus all purchase payments made after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.
In-Force Earnings equal the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.
An Excess-of-Earnings Withdrawal is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.
We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit Plus with the death benefit as described under “Death Benefit Payments” below.
The value of the Enhanced Earnings Death Benefit Plus largely depends on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Plus Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit Plus, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Plus Option is right for you.
For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Plus Option, see Appendix A.
DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1.	elect to receive the death benefit in a lump sum, or

2.	elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

•	the life of the New Owner;

•	for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

•	over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.
Note that if you elected to receive required minimum distributions under a Minimum Distribution Option, the program will be discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract.
If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:
On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub- Accounts as of the end of the Valuation Date during which we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

(i)	transfer all or a portion of the excess among the Variable Sub-Accounts;

(ii)	transfer all or a portion of the excess into the Standard Fixed Account and begin a new Guarantee Period; or

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(iii)	transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account.
Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.
The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a withdrawal charge.
If you elected the Enhanced Earnings Death Benefit Plus Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.
If the Enhanced Earnings Death Benefit Plus Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued (“new Rider Date”). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit Plus after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date. Only one spousal continuation is allowed under this Contract.
If the New Owner is a living person, and not your spouse, or if there are multiple living person New Owners, the New Owner may:

1.	elect to receive the death benefit in a lump sum, or

2.	elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

•	the life of the New Owner;

•	for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

•	over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.
If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.
No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.
If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner’s named beneficiary(ies) will receive the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner’s death. If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.
We reserve the right to offer additional options upon the death of Owner.
If the New Owner is a corporation, trust, or other non- living person:
(a)The New Owner may elect to receive the death benefit in a lump sum; or
(b)If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers provision during this 5 year period.
No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.
We reserve the right to offer additional options upon the death of Owner.
If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.
Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.
DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract owner.

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If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:
(a)The Contract owner may elect to receive the death benefit in a lump sum; or
(b)If the Contract owner does not elect the above option, then the Contract owner must receive the Contract Value payable within 5 years of the Annuitant’s date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.
No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.
We reserve the right to offer additional options upon Death of Annuitant.
The Contract owner has 60 days from the date the Company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract owner is under age 59 1/2. Any amount included in the Contract owner’s gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

More Information

ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company (“Northbrook”) issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life (“Merger”). On the date of the Merger, Allstate acquired from Northbrook all of the Northbrook’s assets and became directly liable for Northbrook’s liabilities and obligations with respect to all contracts issued by Northbrook.
Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.
Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3075 Sanders Road, Northbrook, Illinois 60062.
Effective June 1, 2006, Allstate Life entered into an agreement (“the Agreement”) with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (“PICA”) pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.
We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services we provide to the Portfolios. We collect this compensation under agreement between us and the Portfolio’s investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.
THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.
We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account’s income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.
The Variable Account consists of multiple Variable Sub- Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not

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guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.
THE PORTFOLIOS
Dividends and Capital Gain Distributions.    We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.
Voting Privileges.    As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.
As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee’s number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.
We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.
We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.
Changes in Portfolios.    We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.
Conflicts of Interest.    Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio’s board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.
THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated) (“Morgan Stanley & Co.”). Morgan Stanley & Co., a wholly owned subsidiary of Morgan Stanley, located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority. We will pay commissions to Morgan Stanley & Co. for selling the Contracts. We may pay to Morgan Stanley & Co. up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we may pay ongoing annual compensation of up to 1.4% of Contract value. To compensate Morgan Stanley & Co. for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan Stanley & Co. an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley & Co. in accordance with Morgan Stanley & Co.’s practices.
We also make additional payments to Morgan Stanley & Co. for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.
In addition, Morgan Stanley & Co. may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

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The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were sold exclusively by Morgan Stanley & Co. and its affiliates to its clients.
Morgan Stanley & Co. does not receive compensation for its role as principal underwriter.
Effective June 1, 2009, Morgan Stanley and Citigroup Inc. (“Citi”) established a new broker dealer, Morgan Stanley Smith Barney LLC (“MSSB”), as part of a joint venture that included the Global Wealth Management Group within Morgan Stanley & Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to Morgan Stanley & Co. are now paid to MSSB.
Administration.      We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America (“PICA”) whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se2, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2, LLC provides certain business process outsourcing services with respect to the Contracts. se2, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2018, consisted of the following: NTT DATA, Inc. (administrative services) located at 100 City Square, Boston, MA 02129; RR Donnelley (compliance printing and mailing) located at 35 West Wacker Drive, Chicago, IL 60601; Iron Mountain Information Management, LLC (f/k/a Stacks LLC) (file storage and document destruction) located at 1 Federal Street, Boston, MA 02110; TierPoint, LLC (f/k/a Co- Sentry.net, LLC) (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; SOVOS Compliance (f/k/a Convey Compliance Systems, Inc.) (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105; Broadridge Output Solutions, Inc., successor in interest to Broadridge Customer Communications Central, LLC (printing and mailing anniversary statements, financial confirmations, automated letters and quarterly statements) located at 2600 Southwest Blvd., Kansas City, MO 64108.
In administering the Contracts, the following services are provided, among others:

•	maintenance of Contract Owner records;

•	Contract Owner services;

•	calculation of unit values;

•	maintenance of the Variable Account; and

•	preparation of Contract Owner reports.
We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.
Correspondence you send by regular mail to our service center should be sent to P.O. Box 75866 Topeka, KS66675-8566. Your correspondence will be picked up at this address and then delivered to our service center. Your correspondence is not considered received by us until it is received at our service center. Where this prospectus refers to the day when we receive a purchase payment request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our service center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our service center (1) on a day that is not a business day, or (2) after the close of a business day, then in each case, we are deemed to have received the item on the next business day.
We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.
We provide information about cyber security risks associated with this Contract in the Statement of Additional Information.
NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

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LEGAL PROCEEDINGS
There are no pending legal proceedings to which the Separate Account is a party. Allstate Life is engaged from time to time in routine lawsuits, which, in management’s judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate Life.
LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life’s right to issue such Contracts under applicable state insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.

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Taxes

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.
Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.
TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. Allstate Life will periodically review the issue of charging for taxes on investment income or capital gains of the Variable Account and may impose a charge against the Variable Account in order to make provision for such taxes.
TAXATION OF VARIABLE ANNUITIES IN GENERAL
Tax Deferral.    Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

•	the Contract Owner is a natural person,

•	the investments of the Variable Account are “adequately diversified” according to Treasury Department regulations, and

•	Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.
Non-Natural Owners.    Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.
Exceptions to the Non-Natural Owner Rule.    There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.
Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.
Grantor Trust Owned Annuity.    Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.
Diversification Requirements.     For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.
Ownership Treatment.    The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of

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the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.
Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.
Taxation of Partial and Full Withdrawals.    If you make a partial withdrawal under a Non-Qualified Contract, the amount you receive will be taxed as ordinary income, rather than as return of cost basis, until all gain has been withdrawn. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the cost basis in the Contract. An exception to this treatment exists for contracts purchased prior to August 14, 1982. Withdrawals are treated as a return of cost basis in the Annuity first until Purchase Payments made before August 14, 1982 are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% tax penalty.
Taxation of Annuity Payments.    Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your cost basis in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the cost basis in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the cost basis in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the cost basis in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the cost basis in the Contract is recovered, the unrecovered amount may be allowed as a deduction for your last taxable year. Under the Tax Cuts and Jobs Act of 2017, this deduction is suspended until after 2025.
Maximum Annuity Date. You must commence annuity payments no later than the first day of the calendar month following the maximum Annuity Date for your Annuity. Upon reaching the maximum Annuity Date you can no longer surrender, exchange, or transfer your contract. The maximum Annuity Date may be the same as the Latest Annuity Date as described elsewhere in this prospectus. For some of our Annuities, you can choose to defer the Annuity Date beyond the default or Latest Annuity Date, as applicable, described in your Annuity. However, the IRS may not then consider your Annuity to be an Annuity under the tax law.
Partial Annuitization.    An individual may partially annuitize their non-qualified annuity if the contract so permits. The tax law allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under section 72 of the Code. We do not currently permit partial annuitization.
Withdrawals After the Payout Start Date.    Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.
Distribution at Death Rules.    In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

•
if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death;

•
if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner’s death. These requirements are satisfied if any portion of the Contract Owner’s interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner’s death. If the Contract Owner’s designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

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•
if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Taxation of Annuity Death Benefits.    Death Benefit amounts are included in income as follows:

•	if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

•	if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.
Medicare Tax on Net Investment Income.    The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,500 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.
Penalty Tax on Premature Distributions.    A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made as a result of the Contract Owner’s death or becoming totally disabled,

•
made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•	made under an immediate annuity and the annuity start date is no more than one year from the date of purchase (the first annuity payment must commence within 13 months of the date of purchase), or

•	attributable to investment in the Contract before August 14, 1982.
You should consult a competent tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments.    With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Special Rules in Relation to Tax-free Exchanges Under Section 1035. Section 1035 of the Code permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity, including tax-free exchanges of annuity death benefits for a Beneficiary Annuity. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them. After you elect an Income Plan, as described in the Income Payments section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.
Partial Exchanges.    The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.
If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.
Taxation of Ownership Changes.    If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.
Aggregation of Annuity Contracts.    The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.
INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer

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identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.
Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.
Election out of withholding is valid only if the customer requests payment be made to a U.S. address and provides a taxpayer identification number.
Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8(BEN,BEN-E,EXP,ECI,IMY) (Generally a Form W-8BEN is the appropriate form) at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN,BEN-E,EXP,ECI,IMY). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

•	Individual Retirement Annuities (IRAs) under Code Section 408(b);

•	Roth IRAs under Code Section 408A;

•	Simplified Employee Pension (SEP IRA) under Code Section 408(k);

•	Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section 408(p);

•	Tax Sheltered Annuities under Code Section 403(b);

•	Corporate and Self Employed Pension and Profit Sharing Plans under Code Section 401; and

•	State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Code Section 457.
Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.
The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent’s IRA, TSA, or employer sponsored retirement plan under which the decedent’s surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent’s IRA, TSA, or employer sponsored qualified retirement plan. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.
Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.
Taxation of Withdrawals from an Individually Owned Tax Qualified Contract.    If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

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“Qualified distributions” from Roth IRAs are not included in gross income. “Qualified distributions” are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made to a beneficiary after the Contract Owner’s death,

•	attributable to the Contract Owner being disabled, or

•	made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).
“Nonqualified distributions” from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.
Required Minimum Distributions.    Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.
The Death Benefit and Tax Qualified Contracts. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.
It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.
Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.
Penalty Tax on Premature Distributions from Tax Qualified Contracts.    A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made as a result of the Contract Owner’s death or total disability,

•
made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•	made after separation from service after age 55 (does not apply to IRAs),

•	made pursuant to an IRS levy,

•	made for certain medical expenses,

•	made to pay for health insurance premiums while unemployed (applies only for IRAs),

•	made for qualified higher education expenses (applies only for IRAs)

•	made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

•
from an IRA or attributable to elective deferrals under a 401(k) plan, 403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual’s participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.
You should consult a competent tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments on Tax Qualified Contracts.    With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Income Tax Withholding on Tax Qualified Contracts.    Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered “eligible rollover distributions.” The customer may elect out of

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withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all “eligible rollover distributions” unless you elect to make a “direct rollover” of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

•	required minimum distributions, or,

•	a series of substantially equal periodic payments made over a period of at least 10 years, or,

•	a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

•	hardship distributions.
With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.
For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.
Election out of withholding is valid only if the customer requests payment be made to a U.S. address and provides a taxpayer identification number.
Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8 at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN,BEN-E,EXP,ECI,IMY) (Generally a Form W-8BEN is the appropriate form). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.
Charitable IRA Distributions.     Certain qualified IRA distributions for charitable purposes are eligible for an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions.
The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.
Individual Retirement Annuities.    Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an Individual Retirement Annuity. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12 month rule.
Roth Individual Retirement Annuities.     Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.
A traditional Individual Retirement Account or Annuity may be converted or “rolled over” to a Roth Individual Retirement Annuity. The tax laws allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.
Under the Tax Cuts and Jobs Act of 2017, you may no longer recharacterize a conversion to a Roth IRA. You should consult with your tax adviser before making such a recharacterization. It is still permissible to recharacterize a contribution made to a Roth IRA as a

37

traditional IRA contribution, or a contribution to a traditional IRA as a Roth IRA contribution. Such recharacterization must be completed by the applicable tax return due date (with extensions).
Annuities Held By Individual Retirement Accounts (commonly known as Custodial IRAs).    Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.
If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099-R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.
Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant’s surviving spouse as the new Annuitant, if the following conditions are met:

1)	The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2)	The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3)	We receive a complete request for settlement for the death of the Annuitant; and

4)	The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

(a)	The Annuitant’s surviving spouse is the sole beneficiary of the Individual Retirement Account;

(b)	The Annuitant’s surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

(c)	The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse’s election.
Simplified Employee Pension IRA (SEP IRA).    Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.
Savings Incentive Match Plans for Employees (SIMPLE IRA).    Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.
To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590-A and your competent tax advisor.
Tax Sheltered Annuities.    Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

•	attains age 59 1/2,

•	severs employment,

•	dies,

•	becomes disabled, or

•	incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).
These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).
Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.

38

Corporate and Self-Employed Pension and Profit Sharing Plans.    Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as “H.R.10” or “Keogh”). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.
There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

•
A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

•
An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant’s spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.
State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.    Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees’ gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.
Late Rollover Self-Certification . You may be able to apply a rollover contribution to your IRA or qualified retirement plan after the 60-day deadline through a self-certification procedure established by the IRS. Please consult your tax or legal adviser regarding your eligibility to use this self-certification procedure. As indicated in this IRS guidance, we, as a financial institution, are not required to accept your self-certification for waiver of the 60-day deadline.
ERISA Requirements
ERISA (the “Employee Retirement Income Security Act of 1974”) and the Code prevent a fiduciary and other “parties in interest” with respect to a plan (and, for these purposes, an IRA would also constitute a “plan”) from receiving any benefit from any party dealing with the plan, as a result of the sale of the Annuity. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Annuity. This information has to do primarily with the fees, charges, discounts and other costs related to the Annuity, as well as any commissions paid to any agent selling the Annuity. Information about any applicable fees, charges, discounts, penalties or adjustments may be found in the applicable sections of this prospectus. Information about sales representatives and commissions may be found in the sections of this prospectus addressing distribution of the Annuities.
Other relevant information required by the exemptions is contained in the contract and accompanying documentation.
Please consult with your tax adviser if you have any questions about ERISA and these disclosure requirements.
Spousal Consent Rules for Retirement Plans - Qualified Annuities
If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the Death Benefit to be paid to your spouse, even if you designated someone else as your Beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.
Defined Benefit Plans and Money Purchase Pension Plans. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a “qualified joint and survivor annuity” (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an Annuity for your spouse’s lifetime and is called a “qualified pre-retirement survivor annuity” (QPSA). If the plan pays Death Benefits to other Beneficiaries, you may elect to have a Beneficiary other than your spouse receive the Death Benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate Beneficiary, your

39

spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.
Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire Death Benefit, even if you designated someone else as your Beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an Annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.
IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution usually is not required. Upon your death, any Death Benefit will be paid to your designated Beneficiary.
ADDITIONAL CONSIDERATIONS
Reporting and Withholding for Escheated Amounts
In 2018, the Internal Revenue Service issued Revenue Ruling 2018-17, which provides that an amount transferred from an IRA to a state’s unclaimed property fund is subject to federal withholding at the time of transfer. The amount transferred is also subject to federal reporting. Consistent with this Ruling, beginning in 2019, we will withhold federal and state income taxes and report to the applicable Owner or Beneficiary as required by law when amounts are transferred to a state’s unclaimed property fund.
Gifts and Generation-skipping Transfers
If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your Annuity to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37½ years younger than you, there may be generation-skipping transfer tax consequences.
Same Sex Marriages, Civil Unions and Domestic Partnerships
Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor , the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.
Please consult with your tax or legal adviser for additional information.

40

Statement of Additional Information
Table of Contents

Additions, Deletions or Substitutions of Investments
The Contract
Purchase of Contracts
Calculation of Accumulation Unit Values
Net Investment Factor
Calculation of Variable Amount Income Payments
Calculation of Annuity Unit Values
General Matters
Incontestability
Settlements
Safekeeping of the Variable Account’s Assets
Experts
Financial Statements
Appendix A-Accumulation Unit Values
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

41

Appendix A
Calculation of Enhanced Earnings Death Benefit Plus Amount

Example 1:
Assume that the oldest Owner (or Annuitant if the Contract owner is a non-living person) is age 55 on the Rider Application Date and elects the Enhanced Earnings Death Benefit Plus Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals. The calculation is:

(A) Contract Value:		$125,000.00
(B) Total Purchase Payments		$100,000.00
(C) Total Excess-of-Earnings Withdrawals:		$0.00
(D) In-Force Premium:	(D) = (B) - (C)	$100,000.00
(E) In-Force Earnings:	(E) = (A) - (D)	$25,000.00
(F) Cap:	(F) = 100% × (D)	$100,000.00
(G) Enhanced Earnings Death Benefit Plus*:	(G) = MIN [50% × (E); (F)]	$12,500.00

*
If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($6,250.00).

Example 2:
Assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.
The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:		$105,000.00
(2) Total Purchase Payments:		$100,000.00
(3) Prior Excess-of-Earnings Withdrawals:		$0.00
(4) In-Force Premium:		$100,000.00
(5) In-Force Earnings:	(5) = (1) - (4)	$5,000.00
(6) Withdrawal Amount:		$10,000.00
(7) Excess-of Earnings Withdrawal:	(7) = (6) - (5) and cannot be negative	$5,000.00
(8) Total Excess-of-Earnings Withdrawals:	(8) = (3) + (7)	$5,000.00
The calculation of the Enhanced Earnings Death Benefit Plus is:

(A) Contract Value:		$114,000.00
(B) In-Force Premium (before withdrawal):		$100,000.00
(C) Total Excess-of-Earnings Withdrawals:		$5,000.00
(D) In-Force Premium (after withdrawal):	(D) = (B) - (C)	$95,000.00
(E) In-Force Earnings:	(E) = (A) - (D)	$19,000.00
(F) Cap:	(F) = 100% × (D)	$95,000.00
(G) Enhanced Earnings Death Benefit Plus*:	(G) = MIN [50% × (E); (F)]	$9,500.00

*
If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($7,600.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($4,750.00).

A-1

Example 3:
This example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Plus Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Owner (or Annuitant if the Contract owner is a non-living person) is age 70 on the Rider Application Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Plus Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Two years later, the Owner dies with a Contract Value of $140,000 on the date Allstate Life receives Due Proof of Death.
The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:		$130,000.00
(2) Contract Value on Rider Date:		$110,000.00
(3) Prior Excess-of-Earnings Withdrawals:		$0.00
(4) In-Force Premium:		$110,000.00
(5) In-Force Earnings:	(5) = (1) - (4)	$20,000.00
(6) Withdrawal Amount:		$50,000.00
(7) Excess-of Earnings Withdrawal:	(7) = (6) -(5) and cannot be negative	$30,000.00
(8) Total Excess-of-Earnings Withdrawals:	(8) = (3) + (7)	$30,000.00
The calculation of the Enhanced Earnings Death Benefit Plus is:

(A) Contract Value:		$140,000.00
(B) In-Force Premium (before withdrawal and purchase payment):		$110,000.00
(C) Total Excess-of-Earnings Withdrawals:		$30,000.00
(D) Additional Purchase Payment:		$40,000.00
(E) In-Force Premium (after withdrawal and purchase payment):		$120,000.00
(F) In-Force Earnings:	(F) = (A) - (E)	$20,000.00
(G) Cap:	(G) = 50% × (E)	$60,000.00
(H) Enhanced Earnings Death Benefit Plus*:	(H) = MIN [25% × (F); (G)]	$5,000.00

*
If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been age 55 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 50% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($8,000.00).

A-2

APPENDIX B - ACCUMULATION UNIT VALUES

Appendix B presents the Accumulation Unit Value and number of Accumulation Units outstanding for each Variable Sub-
Account since the Contracts were first offered; for a maximum of 10 years. This Appendix includes Accumulation Unit Values representing the highest and lowest available Contract charge combinations; as well as outstanding units for each such sub-accounts, which may include other variable annuities offered, as of the dates shown. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of charges. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

Contracts were first offered on June 5, 2000.

Contracts with the Death Benefit Combination Option, with the Income Benefit Combination Option 2, with the
Performance Death Benefit Option and with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on June 5, 2000.

Contracts with the Enhanced Earnings Death Benefit Plus Option and with the Enhanced Earnings Death Benefit Plus and the Income and Death Benefit Combination Option 2 (age 66-75) were first offered under the Contracts on
May 1, 2001.

Contracts with the Income and Performance Death Benefit Option were first offered on June 1, 2002.

Morgan Stanley Variable Annuity 3 - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
Base Contract
Mortality & Expense = 1.25

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$8.00639	$9.50640	264,401
2010	$9.50640	$10.57941	224,436
2011	$10.57941	$11.07144	159,339
2012	$11.07144	$12.80620	139,720
2013	$12.80620	$17.00515	106,651
2014	$17.00515	$18.33578	79,017
2015	$18.33578	$18.34799	67,218
2016	$18.34799	$20.10664	60,230
2017	$20.10664	$23.52708	46,558
2018	$23.52708	$21.85325	37,797
AB VPS Growth Portfolio - Class B
2009	$4.32594	$5.67072	70,907
2010	$5.67072	$6.42250	54,607
2011	$6.42250	$6.39794	47,956
2012	$6.39794	$7.16908	42,875
2013	$7.16908	$9.45839	35,778
2014	$9.45839	$10.54128	22,037
2015	$10.54128	$11.31710	18,494
2016	$11.31710	$11.26089	16,725
2017	$11.26089	$14.90406	12,809
2018	$14.90406	$15.25738	9,603
AB VPS Large Cap Growth Portfolio - Class B
2009	$4.26566	$5.77004	98,942
2010	$5.77004	$6.25239	77,813
2011	$6.25239	$5.96683	56,729
2012	$5.96683	$6.83572	49,607
2013	$6.83572	$9.23933	34,403
2014	$9.23933	$10.37699	36,858
2015	$10.37699	$11.34916	33,542
2016	$11.34916	$11.46102	24,193
2017	$11.46102	$14.88933	23,247
2018	$14.88933	$15.02973	19,798
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.91108	113,871
2017	$9.91108	$9.82007	92,358
2018	$9.82007	$9.82307	154,525
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.35281	$12.51197	109,928
2010	$12.51197	$13.90865	100,363
2011	$13.90865	$14.04971	80,087
2012	$14.04971	$15.61462	71,124
2013	$15.61462	$17.55295	59,429
2014	$17.55295	$18.11693	50,142
2015	$18.11693	$16.61308	51,933
2016	$16.61308	$18.68949	46,730
2017	$18.68949	$20.22325	39,139
2018	$20.22325	$19.09189	26,011

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.85155	$11.00762	46,905
2010	$11.00762	$12.07586	27,474
2011	$12.07586	$11.79010	23,318
2012	$11.79010	$13.28845	20,079
2013	$13.28845	$16.81545	10,615
2014	$16.81545	$17.77152	9,311
2015	$17.77152	$16.66764	9,072
2016	$16.66764	$19.08547	7,841
2017	$19.08547	$20.40212	7,806
2018	$20.40212	$18.30218	5,268
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$10.06764	$13.61196	31,224
2010	$13.61196	$14.55852	28,205
2011	$14.55852	$12.83609	22,483
2012	$12.83609	$14.97252	21,151
2013	$14.97252	$18.16500	17,137
2014	$18.16500	$15.92641	12,236
2015	$15.92641	$14.69263	9,883
2016	$14.69263	$15.53628	9,178
2017	$15.53628	$17.88735	11,473
2018	$17.88735	$14.92118	9,532
Invesco V.I. American Franchise Fund - Series I
2009	$3.04657	$4.99162	90,954
2010	$4.99162	$5.90208	84,248
2011	$5.90208	$5.46342	68,351
2012	$5.46342	$6.13006	112,119
2013	$6.13006	$8.47535	110,367
2014	$8.47535	$9.06740	92,080
2015	$9.06740	$9.39371	88,113
2016	$9.39371	$9.47827	72,299
2017	$9.47827	$11.90843	56,785
2018	$11.90843	$11.32207	45,525
Invesco V.I. American Franchise Fund - Series II
2009	$4.41688	$7.21815	64,325
2010	$7.21815	$8.51476	49,224
2011	$8.51476	$7.86398	32,865
2012	$7.86398	$8.79768	22,641
2013	$8.79768	$12.13389	22,340
2014	$12.13389	$12.94906	21,609
2015	$12.94906	$13.38228	19,172
2016	$13.38228	$13.46961	15,037
2017	$13.46961	$16.88131	9,670
2018	$16.88131	$16.00578	9,959
Invesco V.I. American Value Fund - Series I
2009	$8.90953	$12.23640	137,737
2010	$12.23640	$14.75747	111,866
2011	$14.75747	$14.69422	93,769
2012	$14.69422	$17.00560	69,078
2013	$17.00560	$22.52680	60,821
2014	$22.52680	$24.39180	50,957
2015	$24.39180	$21.86823	45,450
2016	$21.86823	$24.91872	45,167
2017	$24.91872	$27.03498	39,780
2018	$27.03498	$23.29704	36,697

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series II
2009	$8.64014	$10.94582	268,137
2010	$10.94582	$12.49414	209,230
2011	$12.49414	$12.06708	164,769
2012	$12.06708	$14.15787	121,343
2013	$14.15787	$18.94810	82,669
2014	$18.94810	$20.39527	70,660
2015	$20.39527	$18.87529	55,657
2016	$18.87529	$21.78639	48,937
2017	$21.78639	$25.27294	33,529
2018	$25.27294	$21.84875	33,800
Invesco V.I. Core Equity Fund - Series I
2009	$7.95200	$10.06543	103,919
2010	$10.06543	$10.87944	79,727
2011	$10.87944	$10.72705	55,742
2012	$10.72705	$12.05200	51,553
2013	$12.05200	$15.36830	48,275
2014	$15.36830	$16.39737	36,829
2015	$16.39737	$15.24402	32,958
2016	$15.24402	$16.58387	28,175
2017	$16.58387	$18.51782	19,213
2018	$18.51782	$16.55173	13,164
Invesco V.I. Diversified Dividend Fund - Series II
2009	$7.88779	$9.64477	299,197
2010	$9.64477	$10.48640	252,202
2011	$10.48640	$10.33937	193,421
2012	$10.33937	$12.07414	164,211
2013	$12.07414	$15.57724	138,023
2014	$15.57724	$17.29484	117,334
2015	$17.29484	$17.37280	102,367
2016	$17.37280	$19.63223	83,901
2017	$19.63223	$20.98648	64,311
2018	$20.98648	$19.08584	51,902
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$13.75304	26,465
2012	$13.75304	$15.24902	25,494
2013	$15.24902	$18.78854	18,087
2014	$18.78854	$20.16172	12,312
2015	$20.16172	$19.37712	8,998
2016	$19.37712	$21.95426	7,799
2017	$21.95426	$23.99567	10,685
2018	$23.99567	$21.36929	11,630
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.88023	85,343
2012	$9.88023	$11.05472	76,520
2013	$11.05472	$13.33343	63,615
2014	$13.33343	$13.21831	54,003
2015	$13.21831	$12.82600	49,525
2016	$12.82600	$13.47750	44,474
2017	$13.47750	$16.30233	44,437
2018	$16.30233	$13.58237	43,725

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$8.96532	29,781
2014	$8.96532	$8.98534	19,854
2015	$8.98534	$8.56606	26,986
2016	$8.56606	$9.36678	24,269
2017	$9.36678	$9.80707	19,130
2018	$9.80707	$9.32640	19,538
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.62598	$12.36614	17,753
2010	$12.36614	$13.92223	13,870
2011	$13.92223	$12.85982	13,083
2012	$12.85982	$14.07684	12,132
2013	$14.07684	$17.88995	8,109
2014	$17.88995	$18.43268	3,188
2015	$18.43268	$17.45291	2,945
2016	$17.45291	$19.53283	2,133
2017	$19.53283	$22.14671	2,053
2018	$22.14671	$19.36814	1,895
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.69844	$11.87691	24,982
2010	$11.87691	$14.91365	22,703
2011	$14.91365	$13.33675	21,016
2012	$13.33675	$14.68730	8,749
2013	$14.68730	$19.79441	1,896
2014	$19.79441	$21.03110	1,808
2015	$21.03110	$20.96524	1,745
2016	$20.96524	$20.80326	854
2017	$20.80326	$25.06975	545
2018	$25.06975	$23.27887	320
Invesco V.I. S&P 500 Index Fund - Series II
2009	$6.06372	$7.54158	571,312
2010	$7.54158	$8.52576	265,187
2011	$8.52576	$8.54071	229,880
2012	$8.54071	$9.73324	198,308
2013	$9.73324	$12.63300	165,437
2014	$12.63300	$14.07822	137,958
2015	$14.07822	$13.99733	134,336
2016	$13.99733	$15.35663	124,740
2017	$15.35663	$18.33354	119,900
2018	$18.33354	$17.16961	99,303
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$10.06232	$16.86116	36,755
2010	$16.86116	$19.80009	39,507
2011	$19.80009	$15.97614	24,517
2012	$15.97614	$18.90617	21,955
2013	$18.90617	$18.46141	16,973
2014	$18.46141	$17.39614	15,685
2015	$17.39614	$15.32773	13,732
2016	$15.32773	$16.14188	12,072
2017	$16.14188	$21.51065	12,165
2018	$21.51065	$17.51408	10,821

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$17.39443	48,482
2015	$17.39443	$14.77824	42,855
2016	$14.77824	$16.76293	40,873
2017	$16.76293	$18.61343	37,921
2018	$18.61343	$16.91379	20,335
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$7.19667	$9.40984	58,230
2010	$9.40984	$9.81139	38,066
2011	$9.81139	$9.32397	27,994
2012	$9.32397	$10.47217	29,411
2013	$10.47217	$11.97933	28,686
2014	$11.97933	$12.07335	18,328
2015	$12.07335	$11.14966	16,187
2016	$11.14966	$11.61404	13,735
2017	$11.61404	$13.30460	11,991
2018	$13.30460	$12.27153	9,003
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$13.91411	115,207
2014	$13.91411	$14.00154	84,660
2015	$14.00154	$12.91178	78,980
2016	$12.91178	$13.43895	74,730
2017	$13.43895	$15.37611	65,225
2018	$15.37611	$14.16029	53,776
Morgan Stanley VIF Growth Portfolio, Class I
2009	$4.60235	$7.51729	63,529
2010	$7.51729	$9.11210	49,766
2011	$9.11210	$8.73858	41,531
2012	$8.73858	$9.86057	33,206
2013	$9.86057	$14.40515	24,170
2014	$14.40515	$15.11598	20,277
2015	$15.11598	$16.73857	19,305
2016	$16.73857	$16.24453	18,227
2017	$16.24453	$22.94279	16,364
2018	$22.94279	$24.33977	15,949
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.76982	$15.19657	24,694
2010	$15.19657	$19.83804	14,118
2011	$19.83804	$18.17869	10,515
2012	$18.17869	$19.49296	11,230
2013	$19.49296	$26.44106	7,995
2014	$26.44106	$26.59980	9,012
2015	$26.59980	$24.69549	9,359
2016	$24.69549	$22.22565	8,620
2017	$22.22565	$30.42873	3,489
2018	$30.42873	$33.21508	4,173

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$17.56179	$22.23882	42,744
2010	$22.23882	$28.51485	31,977
2011	$28.51485	$29.79873	19,820
2012	$29.79873	$34.05372	13,731
2013	$34.05372	$34.28708	9,329
2014	$34.28708	$43.88177	7,475
2015	$43.88177	$44.23310	6,858
2016	$44.23310	$46.61507	4,859
2017	$46.61507	$47.42185	4,402
2018	$47.42185	$43.17289	3,528
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$13.15668	$15.87425	488,036
2010	$15.87425	$17.07270	382,535
2011	$17.07270	$17.63812	300,800
2012	$17.63812	$19.80644	267,636
2013	$19.80644	$19.69947	222,341
2014	$19.69947	$20.87323	161,691
2015	$20.87323	$20.13529	143,676
2016	$20.13529	$21.19412	140,356
2017	$21.19412	$22.26139	77,452
2018	$22.26139	$21.01476	62,480
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$5.08065	$8.56403	326,439
2010	$8.56403	$10.76677	257,237
2011	$10.76677	$9.88277	207,506
2012	$9.88277	$10.92908	174,531
2013	$10.92908	$16.21401	180,165
2014	$16.21401	$16.86740	169,420
2015	$16.86740	$18.02869	137,016
2016	$18.02869	$17.13905	118,764
2017	$17.13905	$25.19671	100,808
2018	$25.19671	$28.08695	84,606
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.19812	32,261
2018	$11.19812	$10.10937	27,104
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05752	25,199
2017	$10.05752	$12.98963	26,081
2018	$12.98963	$13.11945	25,365
Putnam VT International Equity Fund - Class IB
2009	$6.87464	$8.45321	166,075
2010	$8.45321	$9.17610	121,359
2011	$9.17610	$7.52013	82,167
2012	$7.52013	$9.04504	72,306
2013	$9.04504	$11.42877	53,337
2014	$11.42877	$10.51129	47,873
2015	$10.51129	$10.38487	41,799
2016	$10.38487	$9.99462	32,081
2017	$9.99462	$12.48209	24,671
2018	$12.48209	$9.96013	31,144

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$8.45740	$10.97505	51,223
2010	$10.97505	$13.64152	38,299
2011	$13.64152	$12.82281	30,671
2012	$12.82281	$14.86272	24,485
2013	$14.86272	$20.47136	8,972
2014	$20.47136	$20.89041	7,823
2015	$20.89041	$19.73658	6,489
2016	$19.73658	$24.82636	5,561
2017	$24.82636	$26.42249	7,833
2018	$26.42249	$20.87175	7,776
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With The Enhanced Earnings Death Benefit Plus Option {Age 66-75} and the Income and Death Benefit Combination Option 2
Mortality & Expense = 2.10

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$7.07485	$8.32922	63,365
2010	$8.32922	$9.19096	54,066
2011	$9.19096	$9.53718	44,883
2012	$9.53718	$10.93796	39,871
2013	$10.93796	$14.40151	35,053
2014	$14.40151	$15.39697	31,843
2015	$15.39697	$15.27681	26,727
2016	$15.27681	$16.59981	24,170
2017	$16.59981	$19.25984	21,085
2018	$19.25984	$17.73728	17,605
AB VPS Growth Portfolio - Class B
2009	$6.15605	$8.00147	19,032
2010	$8.00147	$8.98563	13,879
2011	$8.98563	$8.87564	11,281
2012	$8.87564	$9.86105	9,690
2013	$9.86105	$12.89997	11,062
2014	$12.89997	$14.25523	7,202
2015	$14.25523	$15.17489	7,128
2016	$15.17489	$14.97204	4,955
2017	$14.97204	$19.64877	4,955
2018	$19.64877	$19.94330	3,162
AB VPS Large Cap Growth Portfolio - Class B
2009	$5.74196	$7.70128	18,418
2010	$7.70128	$8.27449	12,920
2011	$8.27449	$7.82986	12,021
2012	$7.82986	$8.89397	9,719
2013	$8.89397	$11.91963	8,913
2014	$11.91963	$13.27405	8,535
2015	$13.27405	$14.39478	7,979
2016	$14.39478	$14.41395	7,646
2017	$14.41395	$18.56767	7,291
2018	$18.56767	$18.58317	5,907
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.85485	10,763
2017	$9.85485	$9.68192	15,018
2018	$9.68192	$9.60246	32,153
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.98647	$11.92022	9,261
2010	$11.92022	$13.13876	7,859
2011	$13.13876	$13.15994	8,048
2012	$13.15994	$14.50166	6,649
2013	$14.50166	$16.16390	6,509
2014	$16.16390	$16.54202	6,278
2015	$16.54202	$15.04044	6,039
2016	$15.04044	$16.77753	5,813
2017	$16.77753	$18.00121	4,462
2018	$18.00121	$16.84948	4,023

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.50520	$10.48742	18,654
2010	$10.48742	$11.40787	14,890
2011	$11.40787	$11.04381	13,976
2012	$11.04381	$12.34171	13,618
2013	$12.34171	$15.48535	13,375
2014	$15.48535	$16.22726	13,071
2015	$16.22726	$15.09043	10,623
2016	$15.09043	$17.13363	9,933
2017	$17.13363	$18.16109	8,749
2018	$18.16109	$16.15306	7,591
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.67352	$12.96839	13,032
2010	$12.96839	$13.75293	12,512
2011	$13.75293	$12.02325	12,151
2012	$12.02325	$13.90543	11,787
2013	$13.90543	$16.72770	13,202
2014	$16.72770	$14.54197	13,053
2015	$14.54197	$13.30178	13,183
2016	$13.30178	$13.94683	12,372
2017	$13.94683	$15.92190	10,827
2018	$15.92190	$13.16851	10,735
Invesco V.I. American Franchise Fund - Series I
2009	$4.57335	$7.42976	4,993
2010	$7.42976	$8.71068	1,477
2011	$8.71068	$7.99513	482
2012	$7.99513	$8.89460	7,455
2013	$8.89460	$12.19353	6,726
2014	$12.19353	$12.93489	5,169
2015	$12.93489	$13.28694	4,750
2016	$13.28694	$13.29338	4,376
2017	$13.29338	$16.56086	4,352
2018	$16.56086	$15.61131	3,512
Invesco V.I. American Franchise Fund - Series II
2009	$4.48712	$7.27092	21,893
2010	$7.27092	$8.50450	21,089
2011	$8.50450	$7.78813	15,393
2012	$7.78813	$8.63892	13,926
2013	$8.63892	$11.81416	12,337
2014	$11.81416	$12.50114	11,172
2015	$12.50114	$12.80998	10,838
2016	$12.80998	$12.78475	10,410
2017	$12.78475	$15.88787	11,377
2018	$15.88787	$14.93557	7,878
Invesco V.I. American Value Fund - Series I
2009	$8.43807	$11.49083	39,489
2010	$11.49083	$13.74112	36,904
2011	$13.74112	$13.56663	34,349
2012	$13.56663	$15.56744	29,861
2013	$15.56744	$20.44729	28,592
2014	$20.44729	$21.95272	26,610
2015	$21.95272	$19.51479	25,015
2016	$19.51479	$22.04928	22,821
2017	$22.04928	$23.72001	20,408
2018	$23.72001	$20.26629	13,809

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series II
2009	$8.16385	$10.25489	69,573
2010	$10.25489	$11.60650	53,357
2011	$11.60650	$11.11505	47,484
2012	$11.11505	$12.93026	43,533
2013	$12.93026	$17.15877	40,540
2014	$17.15877	$18.31293	35,938
2015	$18.31293	$16.80461	34,501
2016	$16.80461	$19.23263	29,559
2017	$19.23263	$22.12229	28,186
2018	$22.12229	$18.96207	25,470
Invesco V.I. Core Equity Fund - Series I
2009	$7.77297	$9.75555	22,990
2010	$9.75555	$10.45530	19,154
2011	$10.45530	$10.22178	17,180
2012	$10.22178	$11.38690	15,094
2013	$11.38690	$14.39736	14,508
2014	$14.39736	$15.23136	13,151
2015	$15.23136	$14.04012	12,314
2016	$14.04012	$15.14525	11,270
2017	$15.14525	$16.76876	9,760
2018	$16.76876	$14.86068	7,339
Invesco V.I. Diversified Dividend Fund - Series II
2009	$6.92080	$8.39074	72,003
2010	$8.39074	$9.04579	52,907
2011	$9.04579	$8.84361	47,402
2012	$8.84361	$10.23981	35,952
2013	$10.23981	$13.09897	32,137
2014	$13.09897	$14.42023	25,482
2015	$14.42023	$14.36261	23,630
2016	$14.36261	$16.09361	22,538
2017	$16.09361	$17.05859	16,145
2018	$17.05859	$15.38155	9,629
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.00060	10,043
2012	$12.00060	$13.19307	6,390
2013	$13.19307	$16.11786	5,873
2014	$16.11786	$17.14946	3,036
2015	$17.14946	$16.34252	2,289
2016	$16.34252	$18.35980	2,209
2017	$18.35980	$19.89767	2,144
2018	$19.89767	$17.56894	963
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.56032	24,346
2012	$9.56032	$10.60605	22,119
2013	$10.60605	$12.68406	19,808
2014	$12.68406	$12.46807	16,314
2015	$12.46807	$11.99559	15,188
2016	$11.99559	$12.49853	14,587
2017	$12.49853	$14.99065	12,365
2018	$14.99065	$12.38313	8,367

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$13.76024	11,697
2014	$13.76024	$13.67423	9,658
2015	$13.67423	$12.92578	9,641
2016	$12.92578	$14.01475	9,053
2017	$14.01475	$14.54971	8,480
2018	$14.54971	$13.71883	5,174
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.25081	$11.78359	2,759
2010	$11.78359	$13.15417	2,001
2011	$13.15417	$12.04770	1,868
2012	$12.04770	$13.07596	1,772
2013	$13.07596	$16.47738	1,679
2014	$16.47738	$16.83352	1,562
2015	$16.83352	$15.80379	1,479
2016	$15.80379	$17.53789	1,078
2017	$17.53789	$19.71706	1,014
2018	$19.71706	$17.09644	942
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.39763	$11.31628	2,810
2010	$11.31628	$14.08957	1,483
2011	$14.08957	$12.49329	1,441
2012	$12.49329	$13.64167	886
2013	$13.64167	$18.22968	885
2014	$18.22968	$19.20460	885
2015	$19.20460	$18.98237	884
2016	$18.98237	$18.67668	883
2017	$18.67668	$22.31718	1,615
2018	$22.31718	$20.54641	1,615
Invesco V.I. S&P 500 Index Fund - Series II
2009	$6.96112	$8.58440	61,559
2010	$8.58440	$9.62260	55,944
2011	$9.62260	$9.55807	53,180
2012	$9.55807	$10.80026	42,787
2013	$10.80026	$13.89934	36,156
2014	$13.89934	$15.35836	31,612
2015	$15.35836	$15.14085	30,218
2016	$15.14085	$16.47104	28,088
2017	$16.47104	$19.49812	24,425
2018	$19.49812	$18.10476	20,617
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$15.66828	$26.03282	6,676
2010	$26.03282	$30.31207	6,180
2011	$30.31207	$24.25114	4,913
2012	$24.25114	$28.45535	4,753
2013	$28.45535	$27.55066	4,784
2014	$27.55066	$25.74105	4,695
2015	$25.74105	$22.48822	4,521
2016	$22.48822	$23.48287	4,288
2017	$23.48287	$31.02949	4,117
2018	$31.02949	$25.04909	3,672

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$17.44101	5,152
2015	$17.44101	$14.69227	5,089
2016	$14.69227	$16.52483	5,052
2017	$16.52483	$18.19424	4,361
2018	$18.19424	$16.39208	3,466
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$8.53124	$11.06038	3,994
2010	$11.06038	$11.43486	3,049
2011	$11.43486	$10.77498	2,684
2012	$10.77498	$11.99920	1,858
2013	$11.99920	$13.60999	1,842
2014	$13.60999	$13.60068	1,835
2015	$13.60068	$12.45378	1,199
2016	$12.45378	$12.86297	1,199
2017	$12.86297	$14.61102	163
2018	$14.61102	$13.36175	163
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$13.61510	30,487
2014	$13.61510	$13.58466	27,348
2015	$13.58466	$12.42124	26,390
2016	$12.42124	$12.81927	12,443
2017	$12.81927	$14.54336	11,171
2018	$14.54336	$13.27934	7,978
Morgan Stanley VIF Growth Portfolio, Class I
2009	$5.96622	$9.66257	19,063
2010	$9.66257	$11.61352	18,563
2011	$11.61352	$11.04338	17,405
2012	$11.04338	$12.35558	17,285
2013	$12.35558	$17.89746	17,502
2014	$17.89746	$18.62165	14,188
2015	$18.62165	$20.44605	14,032
2016	$20.44605	$19.67509	10,356
2017	$19.67509	$27.55369	10,277
2018	$27.55369	$28.98249	9,685
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.23121	$14.23732	19,640
2010	$14.23732	$18.42872	17,655
2011	$18.42872	$16.74454	16,250
2012	$16.74454	$17.80273	13,579
2013	$17.80273	$23.94414	12,397
2014	$23.94414	$23.88396	11,794
2015	$23.88396	$21.98626	11,172
2016	$21.98626	$19.62030	9,909
2017	$19.62030	$26.63532	8,677
2018	$26.63532	$28.82669	7,884

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$13.57330	$17.04243	17,011
2010	$17.04243	$21.66739	16,094
2011	$21.66739	$22.45176	14,229
2012	$22.45176	$25.44006	12,773
2013	$25.44006	$25.39754	12,410
2014	$25.39754	$32.22983	11,458
2015	$32.22983	$32.21291	10,872
2016	$32.21291	$33.66132	10,460
2017	$33.66132	$33.95496	8,406
2018	$33.95496	$30.64931	6,964
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$11.10949	$13.29083	32,551
2010	$13.29083	$14.17330	23,350
2011	$14.17330	$14.51912	21,978
2012	$14.51912	$16.16572	18,826
2013	$16.16572	$15.94230	17,893
2014	$15.94230	$16.74925	17,836
2015	$16.74925	$16.02033	17,250
2016	$16.02033	$16.72046	16,057
2017	$16.72046	$17.41423	15,792
2018	$17.41423	$16.29910	13,922
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$6.41748	$10.72590	57,340
2010	$10.72590	$13.37071	50,551
2011	$13.37071	$12.16923	35,880
2012	$12.16923	$13.34341	27,882
2013	$13.34341	$19.62846	31,972
2014	$19.62846	$20.24659	27,602
2015	$20.24659	$21.45735	26,598
2016	$21.45735	$20.22632	20,962
2017	$20.22632	$29.48484	19,152
2018	$29.48484	$32.58706	16,355
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.13757	7,034
2018	$11.13757	$9.96907	3,948
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04772	6,215
2017	$10.04772	$12.86754	5,075
2018	$12.86754	$12.88550	2,976
Putnam VT International Equity Fund - Class IB
2009	$8.39366	$10.23363	19,983
2010	$10.23363	$11.01484	18,959
2011	$11.01484	$8.95066	13,750
2012	$8.95066	$10.67435	9,312
2013	$10.67435	$13.37340	9,085
2014	$13.37340	$12.19564	8,819
2015	$12.19564	$11.94694	8,698
2016	$11.94694	$11.40091	7,650
2017	$11.40091	$14.11828	7,609
2018	$14.11828	$11.16971	7,008

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$7.99116	$10.28220	12,858
2010	$10.28220	$12.67227	12,288
2011	$12.67227	$11.81106	13,888
2012	$11.81106	$13.57389	11,238
2013	$13.57389	$18.53809	11,343
2014	$18.53809	$18.75741	8,648
2015	$18.75741	$17.57132	8,330
2016	$17.57132	$21.91626	7,328
2017	$21.91626	$23.12842	5,499
2018	$23.12842	$18.11398	5,465
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.10%.

41336                                        MORGAN3

MORGAN STANLEY VARIABLE ANNUITY II
Allstate Life Insurance Company
Statement of Additional Information
Allstate Financial Advisors Separate Account I
Dated April 29, 2019
P.O. Box 758565
Topeka, KS 66675-8565
1 (800) 457-7617
This Statement of Additional Information supplements the information in the prospectus for the Morgan Stanley Variable Annuity II Contracts ("VA II Contracts"). This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus, dated April 29, 2019, for each form of Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.
Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for each form of Contract described above.

1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.
We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.
We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.
We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.
THE CONTRACT
The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.
PURCHASES
Morgan Stanley & Co. LLC is the principal underwriter and distributor of the Contracts. The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. LLC ("MS&Co) and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.
MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.
Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB.
We are no longer offering the Contracts in all states. Please check with your Morgan Stanley Financial Advisor for availability.
For the Variable Account, we paid commissions to Morgan Stanley & Co. LLC Incorporated of $14,232,285, $9,967,201.47 and $13,446,600.42 for the years 2016, 2017 and 2018 respectively.
TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)
We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.
We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified

2

Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.
CALCULATION OF ACCUMULATION UNIT VALUES
The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).
The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.
NET INVESTMENT FACTOR
The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A)	is the sum of:

(1)	the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

(2)	the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B)	is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C)
is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS
We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.
CALCULATION OF ANNUITY UNIT VALUES
Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

•
multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

•	dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.
The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.
We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

3

GENERAL MATTERS
INCONTESTABILITY
We will not contest the Contract after we issue it.
SETTLEMENTS
The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.
SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS
We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.
The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.
PREMIUM TAXES
Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.
TAX RESERVES
We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.
CYBER SECURITY RISK
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Allstate Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers and other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Allstate Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers to Allstate Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Allstate Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Allstate Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Allstate Life in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Allstate Life, our service

4

providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Allstate Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
EXPERTS
The financial statements included in this Prospectus and the related financial statement schedules included elsewhere in this Registration Statement of Allstate Life Insurance Company, and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement. Such financial statements and financial statement schedules have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
FINANCIAL STATEMENTS
The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

•
consolidated financial statements of Allstate Life Insurance Company as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 and related consolidated financial statement schedules, and

•
the statements of net assets of each of the Sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2018 and the statements of operations for the year or period then ended and statements of changes in net assets for each of the periods in the two-year period then ended.

The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

5

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH THE LONGEVITY REWARD RIDER
Mortality & Expense = 1.18

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$8.05457	$9.57032	92,246
2010	$9.57032	$10.65799	69,599
2011	$10.65799	$11.16148	62,133
2012	$11.16148	$12.91941	50,171
2013	$12.91941	$17.16748	46,342
2014	$17.16748	$18.52377	31,261
2015	$18.52377	$18.54908	29,381
2016	$18.54908	$20.34120	25,101
2017	$20.34120	$23.81814	21,521
2018	$23.81814	$22.13919	21,078
AB VPS Growth Portfolio - Class B
2009	$4.35199	$5.70886	24,169
2010	$5.70886	$6.47023	15,946
2011	$6.47023	$6.44998	14,091
2012	$6.44998	$7.23247	9,044
2013	$7.23247	$9.54871	8,361
2014	$9.54871	$10.64939	7,050
2015	$10.64939	$11.44117	5,298
2016	$11.44117	$11.39229	4,116
2017	$11.39229	$15.08850	4,479
2018	$15.08850	$15.45706	4,326
AB VPS Large Cap Growth Portfolio - Class B
2009	$4.29135	$5.80885	28,324
2010	$5.80885	$6.29886	25,304
2011	$6.29886	$6.01539	27,229
2012	$6.01539	$6.89619	27,540
2013	$6.89619	$9.32757	25,385
2014	$9.32757	$10.48344	21,508
2015	$10.48344	$11.47361	12,842
2016	$11.47361	$11.59479	12,747
2017	$11.59479	$15.07362	13,399
2018	$15.07362	$15.22648	14,591
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.92986	57,351
2017	$9.92986	$9.87004	51,795
2018	$9.87004	$9.90479	140,656
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.38354	$12.56187	129,454
2010	$12.56187	$13.97388	118,257
2011	$13.97388	$14.12547	99,068
2012	$14.12547	$15.70984	70,169
2013	$15.70984	$17.67235	64,127
2014	$17.67235	$18.25295	56,833
2015	$18.25295	$16.74954	57,607
2016	$16.74954	$18.85615	49,729
2017	$18.85615	$20.41782	40,760
2018	$20.41782	$19.28915	33,980

A-2

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.88061	$11.05150	47,795
2010	$11.05150	$12.13248	30,723
2011	$12.13248	$11.85366	29,523
2012	$11.85366	$13.36944	25,720
2013	$13.36944	$16.92977	24,385
2014	$16.92977	$17.90487	21,406
2015	$17.90487	$16.80448	16,154
2016	$16.80448	$19.25559	13,607
2017	$19.25559	$20.59835	14,332
2018	$20.59835	$18.49122	13,730
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$8.35952	$10.65952	2,079
2010	$10.65952	$13.49418	1,681
2011	$13.49418	$12.82192	1,825
2012	$12.82192	$14.98610	1,264
2013	$14.98610	$20.15724	4,979
2014	$20.15724	$20.01451	4,059
2015	$20.01451	$18.30027	3,979
2016	$18.30027	$23.52253	3,867
2017	$23.52253	$25.69798	4,971
2018	$25.69798	$22.10257	5,456
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$10.10069	$13.66619	44,666
2010	$13.66619	$14.62676	30,480
2011	$14.62676	$12.90528	30,341
2012	$12.90528	$15.06379	16,836
2013	$15.06379	$18.28852	10,420
2014	$18.28852	$16.04595	10,038
2015	$16.04595	$14.81328	9,071
2016	$14.81328	$15.67480	7,739
2017	$15.67480	$18.05942	8,465
2018	$18.05942	$15.07534	7,093
Invesco V.I. American Franchise Fund - Series I
2009	$3.06493	$5.02521	81,141
2010	$5.02521	$5.94597	68,664
2011	$5.94597	$5.50789	63,731
2012	$5.50789	$6.18430	63,576
2013	$6.18430	$8.55632	53,496
2014	$8.55632	$9.16043	54,203
2015	$9.16043	$9.49673	42,778
2016	$9.49673	$9.58891	42,194
2017	$9.58891	$12.05583	35,636
2018	$12.05583	$11.47028	34,597
Invesco V.I. American Value Fund - Series I
2009	$8.96317	$12.31868	44,775
2010	$12.31868	$14.86710	36,252
2011	$14.86710	$14.81372	31,803
2012	$14.81372	$17.15592	20,114
2013	$17.15592	$22.74180	15,265
2014	$22.74180	$24.64185	14,139
2015	$24.64185	$22.10789	9,409
2016	$22.10789	$25.20942	8,078
2017	$25.20942	$27.36945	7,747
2018	$27.36945	$23.60188	7,677

A-3

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series I
2009	$8.81632	$11.20944	262,661
2010	$11.20944	$12.83516	219,323
2011	$12.83516	$12.43892	178,199
2012	$12.43892	$14.64218	125,372
2013	$14.64218	$19.65650	98,757
2014	$19.65650	$21.22805	74,671
2015	$21.22805	$19.70417	61,291
2016	$19.70417	$22.81949	46,316
2017	$22.81949	$26.55209	39,718
2018	$26.55209	$23.02412	36,393
Invesco V.I. Core Equity Fund - Series I
2009	$7.96691	$10.09137	17,047
2010	$10.09137	$10.91512	10,355
2011	$10.91512	$10.76976	5,154
2012	$10.76976	$12.10848	5,181
2013	$12.10848	$15.45113	4,500
2014	$15.45113	$16.49729	3,209
2015	$16.49729	$15.34766	1,568
2016	$15.34766	$16.70828	1,436
2017	$16.70828	$18.66977	1,008
2018	$18.66977	$16.69929	906
Invesco V.I. Diversified Dividend Fund - Series I
2009	$8.10490	$9.94659	965,340
2010	$9.94659	$10.84971	805,190
2011	$10.84971	$10.73375	686,384
2012	$10.73375	$12.58124	569,811
2013	$12.58124	$16.27636	491,117
2014	$16.27636	$18.13069	394,087
2015	$18.13069	$18.27000	336,783
2016	$18.27000	$20.71025	305,455
2017	$20.71025	$22.20086	233,033
2018	$22.20086	$20.25692	212,928
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$14.25199	60,504
2012	$14.25199	$15.83982	34,046
2013	$15.83982	$19.57666	31,280
2014	$19.57666	$21.07383	21,262
2015	$21.07383	$20.32855	21,319
2016	$20.32855	$23.10639	20,490
2017	$23.10639	$25.32994	20,717
2018	$25.32994	$22.62925	20,485
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.24929	268,012
2012	$10.24929	$11.50980	221,462
2013	$11.50980	$13.92078	182,640
2014	$13.92078	$13.83843	147,869
2015	$13.83843	$13.46815	119,629
2016	$13.46815	$14.20363	102,176
2017	$14.20363	$17.23503	82,378
2018	$17.23503	$14.40852	70,156

A-4

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$9.37725	76,534
2014	$9.37725	$9.41781	59,040
2015	$9.41781	$9.00364	49,074
2016	$9.00364	$9.88615	45,079
2017	$9.88615	$10.37567	38,395
2018	$10.37567	$9.89959	33,940
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.65746	$12.41526	14,579
2010	$12.41526	$13.98731	11,247
2011	$13.98731	$12.92898	11,690
2012	$12.92898	$14.16248	11,810
2013	$14.16248	$18.01137	11,598
2014	$18.01137	$18.57080	9,880
2015	$18.57080	$17.59602	6,165
2016	$17.59602	$19.70674	5,586
2017	$19.70674	$22.35950	5,503
2018	$22.35950	$19.56799	5,524
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.72390	$11.92451	0
2010	$11.92451	$14.98389	924
2011	$14.98389	$13.40894	1,162
2012	$13.40894	$14.77715	981
2013	$14.77715	$19.92945	981
2014	$19.92945	$21.18941	45
2015	$21.18941	$21.13785	0
2016	$21.13785	$20.98919	0
2017	$20.98919	$25.31146	535
2018	$25.31146	$23.51988	795
Invesco V.I. S&P 500 Index Fund - Series I
2009	$6.23626	$7.77841	135,052
2010	$7.77841	$8.82179	120,008
2011	$8.82179	$8.87087	102,776
2012	$8.87087	$10.12953	102,888
2013	$10.12953	$13.19176	79,122
2014	$13.19176	$14.75867	64,574
2015	$14.75867	$14.72087	60,545
2016	$14.72087	$16.19896	53,917
2017	$16.19896	$19.39314	47,601
2018	$19.39314	$18.22605	43,533
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$10.12290	$16.97454	26,083
2010	$16.97454	$19.94716	18,906
2011	$19.94716	$16.10608	15,533
2012	$16.10608	$19.07331	12,033
2013	$19.07331	$18.63767	11,580
2014	$18.63767	$17.57453	11,103
2015	$17.57453	$15.49577	10,678
2016	$15.49577	$16.33024	10,138
2017	$16.33024	$21.77681	9,753
2018	$21.77681	$17.74327	9,500

A-5

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$18.23247	184,052
2015	$18.23247	$15.52420	149,565
2016	$15.52420	$17.66738	128,733
2017	$17.66738	$19.70452	98,103
2018	$19.70452	$17.92496	91,615
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$7.24001	$9.47314	27,207
2010	$9.47314	$9.88430	18,402
2011	$9.88430	$9.39981	17,888
2012	$9.39981	$10.56476	14,310
2013	$10.56476	$12.09370	603,160
2014	$12.09370	$12.19715	480,773
2015	$12.19715	$11.27189	410,513
2016	$11.27189	$11.74953	372,055
2017	$11.74953	$13.46922	281,676
2018	$13.46922	$12.43211	193,388
Morgan Stanley VIF Growth Portfolio, Class I
2009	$4.63006	$7.56784	52,257
2010	$7.56784	$9.17980	42,054
2011	$9.17980	$8.80965	29,402
2012	$8.80965	$9.94775	25,886
2013	$9.94775	$14.54267	15,260
2014	$14.54267	$15.27096	14,142
2015	$15.27096	$16.92204	11,993
2016	$16.92204	$16.43405	14,925
2017	$16.43405	$23.22664	9,854
2018	$23.22664	$24.65826	10,449
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.81553	$15.27837	15,942
2010	$15.27837	$19.95877	12,659
2011	$19.95877	$18.30212	10,373
2012	$18.30212	$19.63908	6,311
2013	$19.63908	$26.65790	5,670
2014	$26.65790	$26.83673	6,019
2015	$26.83673	$24.93290	5,481
2016	$24.93290	$22.45498	5,134
2017	$22.45498	$30.76413	4,639
2018	$30.76413	$33.60484	4,477
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$17.66746	$22.38832	13,235
2010	$22.38832	$28.72662	6,844
2011	$28.72662	$30.04098	6,040
2012	$30.04098	$34.35464	3,522
2013	$34.35464	$34.61430	2,957
2014	$34.61430	$44.33156	3,581
2015	$44.33156	$44.71778	4,251
2016	$44.71778	$47.15871	3,912
2017	$47.15871	$48.00838	3,245
2018	$48.00838	$43.73766	3,325

A-6

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class X
2009	$13.52427	$16.36663	538,282
2010	$16.36663	$17.65750	455,546
2011	$17.65750	$18.30656	390,176
2012	$18.30656	$20.62024	317,117
2013	$20.62024	$20.56700	263,273
2014	$20.56700	$21.88631	213,894
2015	$21.88631	$21.15588	196,477
2016	$21.15588	$22.36678	162,316
2017	$22.36678	$23.55106	130,324
2018	$23.55106	$22.31645	113,876
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2009	$5.22057	$8.83016	1,065,114
2010	$8.83016	$11.13775	884,769
2011	$11.13775	$10.25493	761,229
2012	$10.25493	$11.37674	672,904
2013	$11.37674	$16.93333	570,335
2014	$16.93333	$17.67256	458,388
2015	$17.67256	$18.94845	403,457
2016	$18.94845	$18.07088	379,330
2017	$18.07088	$26.65493	323,610
2018	$26.65493	$29.80645	293,209
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.20312	3,640
2018	$11.20312	$10.12100	6,219
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05833	10,448
2017	$10.05833	$12.99973	9,270
2018	$12.99973	$13.13891	6,778
Putnam VT International Equity Fund - Class IB
2009	$6.91606	$8.51010	78,950
2010	$8.51010	$9.24430	63,718
2011	$9.24430	$7.58133	55,695
2012	$7.58133	$9.12505	45,173
2013	$9.12505	$11.53795	43,438
2014	$11.53795	$10.61914	41,653
2015	$10.61914	$10.49877	32,342
2016	$10.49877	$10.11129	28,447
2017	$10.11129	$12.63661	25,531
2018	$12.63661	$10.09053	31,138
Putnam VT Small Cap Value Fund - Class IB
2009	$8.49698	$11.03414	810
2010	$11.03414	$13.72454	786
2011	$13.72454	$12.90988	788
2012	$12.90988	$14.97414	675
2013	$14.97414	$20.63925	662
2014	$20.63925	$21.07650	222
2015	$21.07650	$19.92635	219
2016	$19.92635	$25.08256	209
2017	$25.08256	$26.71379	176
2018	$26.71379	$21.11672	176
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.18% and an administrative expense charge of 0.10%.

A-7

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH THE LONGEVITY REWARD RIDER AND ENHANCED DEATH BENEFIT OPTION,
OR PERFORMANCE INCOME BENEFIT OPTION
Mortality & Expense = 1.31

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$7.96529	$9.45193	186,429
2010	$9.45193	$10.51248	164,462
2011	$10.51248	$10.99482	148,498
2012	$10.99482	$12.70992	140,214
2013	$12.70992	$16.86719	110,129
2014	$16.86719	$18.17611	94,904
2015	$18.17611	$18.17731	78,682
2016	$18.17731	$19.90770	70,035
2017	$19.90770	$23.28038	54,239
2018	$23.28038	$21.61105	51,232
AB VPS Growth Portfolio - Class B
2009	$4.30374	$5.63824	59,865
2010	$5.63824	$6.38189	46,966
2011	$6.38189	$6.35368	40,821
2012	$6.35368	$7.11519	35,361
2013	$7.11519	$9.38167	21,093
2014	$9.38167	$10.44949	17,872
2015	$10.44949	$11.21182	17,574
2016	$11.21182	$11.14946	15,559
2017	$11.14946	$14.74777	15,830
2018	$14.74777	$15.08827	9,065
AB VPS Large Cap Growth Portfolio - Class B
2009	$4.24375	$5.73696	59,285
2010	$5.73696	$6.21282	46,646
2011	$6.21282	$5.92552	42,601
2012	$5.92552	$6.78432	39,417
2013	$6.78432	$9.16435	36,486
2014	$9.16435	$10.28662	37,398
2015	$10.28662	$11.24357	36,454
2016	$11.24357	$11.34758	26,843
2017	$11.34758	$14.73315	15,815
2018	$14.73315	$14.86309	10,962
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.92122	85,091
2017	$9.92122	$9.84868	92,190
2018	$9.84868	$9.87044	154,805
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.32656	$12.46938	187,937
2010	$12.46938	$13.85298	197,443
2011	$13.85298	$13.98510	172,016
2012	$13.98510	$15.53347	166,985
2013	$15.53347	$17.45126	135,893
2014	$17.45126	$18.00117	117,250
2015	$18.00117	$16.49701	79,785
2016	$16.49701	$18.54781	72,023
2017	$18.54781	$20.05794	65,194
2018	$20.05794	$18.92440	52,713

A-8

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.82639	$10.96975	52,955
2010	$10.96975	$12.02709	56,678
2011	$12.02709	$11.73545	49,939
2012	$11.73545	$13.21889	44,413
2013	$13.21889	$16.71740	39,251
2014	$16.71740	$17.65730	32,246
2015	$17.65730	$16.55059	26,283
2016	$16.55059	$18.94009	23,051
2017	$18.94009	$20.23462	13,427
2018	$20.23462	$18.14096	12,152
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$8.31966	$10.59491	26,533
2010	$10.59491	$13.39498	29,574
2011	$13.39498	$12.71115	16,370
2012	$12.71115	$14.83729	19,102
2013	$14.83729	$19.93118	19,344
2014	$19.93118	$19.76432	15,248
2015	$19.76432	$18.04802	11,069
2016	$18.04802	$23.16827	10,795
2017	$23.16827	$25.27818	8,080
2018	$25.27818	$21.71307	8,080
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$10.04015	$13.56664	60,684
2010	$13.56664	$14.50136	64,224
2011	$14.50136	$12.77803	57,274
2012	$12.77803	$14.89583	54,505
2013	$14.89583	$18.06112	41,720
2014	$18.06112	$15.82582	38,930
2015	$15.82582	$14.59107	37,193
2016	$14.59107	$15.41964	34,565
2017	$15.41964	$17.74244	30,964
2018	$17.74244	$14.79137	25,843
Invesco V.I. American Franchise Fund - Series I
2009	$3.03093	$4.96302	166,339
2010	$4.96302	$5.86476	131,339
2011	$5.86476	$5.42562	99,978
2012	$5.42562	$6.08399	100,637
2013	$6.08399	$8.40660	68,931
2014	$8.40660	$8.98845	62,402
2015	$8.98845	$9.30632	56,120
2016	$9.30632	$9.38448	43,002
2017	$9.38448	$11.78355	38,805
2018	$11.78355	$11.19657	37,949
Invesco V.I. American Value Fund - Series I
2009	$8.86384	$12.16633	65,173
2010	$12.16633	$14.66418	63,572
2011	$14.66418	$14.59258	41,983
2012	$14.59258	$16.87782	34,781
2013	$16.87782	$22.34412	30,674
2014	$22.34412	$24.17948	25,010
2015	$24.17948	$21.66487	22,886
2016	$21.66487	$24.67223	19,938
2017	$24.67223	$26.75156	15,546
2018	$26.75156	$23.03888	12,464

A-9

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series I
2009	$8.74019	$11.09820	178,918
2010	$11.09820	$12.69129	147,754
2011	$12.69129	$12.28354	113,677
2012	$12.28354	$14.44044	98,833
2013	$14.44044	$19.36052	64,661
2014	$19.36052	$20.88123	53,739
2015	$20.88123	$19.35705	47,620
2016	$19.35705	$22.38845	41,339
2017	$22.38845	$26.01682	31,828
2018	$26.01682	$22.53048	25,706
Invesco V.I. Core Equity Fund - Series I
2009	$7.93922	$10.04323	9,761
2010	$10.04323	$10.84894	9,065
2011	$10.84894	$10.69059	7,684
2012	$10.69059	$12.00382	7,137
2013	$12.00382	$15.29769	4,069
2014	$15.29769	$16.31223	4,000
2015	$16.31223	$15.15577	4,064
2016	$15.15577	$16.47799	3,031
2017	$16.47799	$18.38859	3,098
2018	$18.38859	$16.42629	3,158
Invesco V.I. Diversified Dividend Fund - Series I
2009	$8.01508	$9.82357	912,175
2010	$9.82357	$10.70160	813,820
2011	$10.70160	$10.57350	714,017
2012	$10.57350	$12.37727	600,165
2013	$12.37727	$15.99168	511,167
2014	$15.99168	$17.79044	457,972
2015	$17.79044	$17.90386	384,740
2016	$17.90386	$20.26891	343,390
2017	$20.26891	$21.69962	296,906
2018	$21.69962	$19.77369	276,928
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$14.03930	70,663
2012	$14.03930	$15.58311	67,271
2013	$15.58311	$19.23438	56,065
2014	$19.23438	$20.67848	46,963
2015	$20.67848	$19.92127	47,811
2016	$19.92127	$22.61413	44,220
2017	$22.61413	$24.75820	33,138
2018	$24.75820	$22.08956	30,282
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.09629	189,119
2012	$10.09629	$11.32322	167,860
2013	$11.32322	$13.67734	133,602
2014	$13.67734	$13.57875	109,595
2015	$13.57875	$13.19824	99,532
2016	$13.19824	$13.90095	85,751
2017	$13.90095	$16.84592	71,084
2018	$16.84592	$14.06480	62,785

A-10

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$9.21327	40,928
2014	$9.21327	$9.24110	38,196
2015	$9.24110	$8.82322	28,152
2016	$8.82322	$9.67551	25,330
2017	$9.67551	$10.14145	24,558
2018	$10.14145	$9.66350	22,646
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.59874	$12.32376	10,761
2010	$12.32376	$13.86619	33,000
2011	$13.86619	$12.80039	32,396
2012	$12.80039	$14.00336	11,397
2013	$14.00336	$17.78589	10,250
2014	$17.78589	$18.31447	5,868
2015	$18.31447	$17.33058	5,679
2016	$17.33058	$19.38432	3,367
2017	$19.38432	$21.96519	3,282
2018	$21.96519	$19.19779	3,272
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.67714	$11.83696	5,409
2010	$11.83696	$14.85457	5,409
2011	$14.85457	$13.27596	5,257
2012	$13.27596	$14.61155	2,416
2013	$14.61155	$19.68051	2,416
2014	$19.68051	$20.89754	2,415
2015	$20.89754	$20.81960	2,415
2016	$20.81960	$20.64638	1,100
2017	$20.64638	$24.86582	531
2018	$24.86582	$23.07557	1,609
Invesco V.I. S&P 500 Index Fund - Series I
2009	$6.16716	$7.68222	170,238
2010	$7.68222	$8.70139	162,435
2011	$8.70139	$8.73845	141,806
2012	$8.73845	$9.96534	135,012
2013	$9.96534	$12.96109	100,683
2014	$12.96109	$14.48177	80,007
2015	$14.48177	$14.42590	69,068
2016	$14.42590	$15.85382	62,316
2017	$15.85382	$18.95537	45,294
2018	$18.95537	$17.79135	47,065
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$10.01066	$16.76454	48,186
2010	$16.76454	$19.67483	72,189
2011	$19.67483	$15.86556	66,386
2012	$15.86556	$18.76402	37,170
2013	$18.76402	$18.31161	28,546
2014	$18.31161	$17.24462	25,967
2015	$17.24462	$15.18510	24,175
2016	$15.18510	$15.98210	22,484
2017	$15.98210	$21.28500	22,349
2018	$21.28500	$17.31988	12,222

A-11

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$17.89035	118,609
2015	$17.89035	$15.21310	83,924
2016	$15.21310	$17.29091	80,446
2017	$17.29091	$19.25966	63,603
2018	$19.25966	$17.49737	56,775
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$7.15974	$9.35594	61,378
2010	$9.35594	$9.74933	47,795
2011	$9.74933	$9.25944	44,425
2012	$9.25944	$10.39343	39,270
2013	$10.39343	$11.88212	397,054
2014	$11.88212	$11.96819	326,942
2015	$11.96819	$11.04592	285,712
2016	$11.04592	$11.49908	230,575
2017	$11.49908	$13.16504	205,846
2018	$13.16504	$12.13547	185,180
Morgan Stanley VIF Growth Portfolio, Class I
2009	$4.57874	$7.47425	81,830
2010	$7.47425	$9.05451	73,555
2011	$9.05451	$8.67814	72,803
2012	$8.67814	$9.78649	57,672
2013	$9.78649	$14.28836	48,469
2014	$14.28836	$14.98442	44,094
2015	$14.98442	$16.58295	32,839
2016	$16.58295	$16.08388	31,308
2017	$16.08388	$22.70232	33,090
2018	$22.70232	$24.07012	30,803
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.73079	$15.12679	50,144
2010	$15.12679	$19.73512	41,905
2011	$19.73512	$18.07356	33,659
2012	$18.07356	$19.36856	26,317
2013	$19.36856	$26.25658	17,737
2014	$26.25658	$26.39836	11,948
2015	$26.39836	$24.49376	9,705
2016	$24.49376	$22.03090	9,466
2017	$22.03090	$30.14407	9,376
2018	$30.14407	$32.88448	6,587
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$17.47167	$22.11140	19,306
2010	$22.11140	$28.33451	16,571
2011	$28.33451	$29.59255	13,046
2012	$29.59255	$33.79776	12,245
2013	$33.79776	$34.00895	9,373
2014	$34.00895	$43.49973	6,911
2015	$43.49973	$43.82169	4,628
2016	$43.82169	$46.15390	3,522
2017	$46.15390	$46.92461	2,171
2018	$46.92461	$42.69442	2,255

A-12

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class X
2009	$13.37446	$16.16433	340,358
2010	$16.16433	$17.41659	322,614
2011	$17.41659	$18.03341	196,248
2012	$18.03341	$20.28613	176,502
2013	$20.28613	$20.20744	153,247
2014	$20.20744	$21.47576	135,116
2015	$21.47576	$20.73205	104,868
2016	$20.73205	$21.89030	96,159
2017	$21.89030	$23.01950	77,813
2018	$23.01950	$21.78426	69,223
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2009	$5.16269	$8.72091	1,122,206
2010	$8.72091	$10.98567	953,018
2011	$10.98567	$10.10180	804,046
2012	$10.10180	$11.19225	650,154
2013	$11.19225	$16.63711	524,820
2014	$16.63711	$17.34086	452,804
2015	$17.34086	$18.56865	392,976
2016	$18.56865	$17.68573	333,803
2017	$17.68573	$26.05309	305,832
2018	$26.05309	$29.09538	284,357
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.19383	6,290
2018	$11.19383	$10.09939	6,012
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05683	14,735
2017	$10.05683	$12.98097	12,870
2018	$12.98097	$13.10280	14,873
Putnam VT International Equity Fund - Class IB
2009	$6.83936	$8.40479	96,866
2010	$8.40479	$9.11808	85,425
2011	$9.11808	$7.46810	67,857
2012	$7.46810	$8.97706	56,314
2013	$8.97706	$11.33607	42,871
2014	$11.33607	$10.41976	39,772
2015	$10.41976	$10.28827	37,688
2016	$10.28827	$9.89572	28,749
2017	$9.89572	$12.35118	19,581
2018	$12.35118	$9.84972	19,533
Putnam VT Small Cap Value Fund - Class IB
2009	$8.42361	$10.92464	7,325
2010	$10.92464	$13.57071	7,230
2011	$13.57071	$12.74861	7,162
2012	$12.74861	$14.76784	981
2013	$14.76784	$20.32849	917
2014	$20.32849	$20.73216	854
2015	$20.73216	$19.57531	2,266
2016	$19.57531	$24.60877	2,554
2017	$24.60877	$26.17524	1,579
2018	$26.17524	$20.66395	1,444
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.31% and an administrative expense charge of 0.10%.

A-13

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE
PERFORMANCE DEATH BENEFIT OPTION
Mortality & Expense = 1.38

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$8.31988	$9.86578	697,832
2010	$9.86578	$10.96509	587,372
2011	$10.96509	$11.46019	513,769
2012	$11.46019	$13.23861	438,426
2013	$13.23861	$17.55651	369,178
2014	$17.55651	$18.90568	308,632
2015	$18.90568	$18.89369	249,391
2016	$18.89369	$20.67784	210,053
2017	$20.67784	$24.16413	193,365
2018	$24.16413	$22.41565	155,324
AB VPS Growth Portfolio - Class B
2009	$4.35465	$5.70093	314,177
2010	$5.70093	$6.44834	295,239
2011	$6.44834	$6.41534	236,873
2012	$6.41534	$7.17921	185,980
2013	$7.17921	$9.45947	159,194
2014	$9.45947	$10.52879	145,731
2015	$10.52879	$11.28901	112,635
2016	$11.28901	$11.21839	95,873
2017	$11.21839	$14.82859	72,910
2018	$14.82859	$15.16028	66,234
AB VPS Large Cap Growth Portfolio - Class B
2009	$4.15577	$5.61409	388,925
2010	$5.61409	$6.07550	336,713
2011	$6.07550	$5.79050	298,276
2012	$5.79050	$6.62507	273,267
2013	$6.62507	$8.94299	217,427
2014	$8.94299	$10.03113	196,480
2015	$10.03113	$10.95664	175,517
2016	$10.95664	$11.05030	157,109
2017	$11.05030	$14.33717	125,034
2018	$14.33717	$14.45346	102,724
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.91658	629,295
2017	$9.91658	$9.83721	559,350
2018	$9.83721	$9.85200	1,221,592
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.29604	$12.41988	601,823
2010	$12.41988	$13.78835	513,147
2011	$13.78835	$13.91014	502,477
2012	$13.91014	$15.43938	474,676
2013	$15.43938	$17.33342	401,247
2014	$17.33342	$17.86710	393,362
2015	$17.86710	$16.36268	333,652
2016	$16.36268	$18.38396	318,233
2017	$18.38396	$19.86689	263,088
2018	$19.86689	$18.73095	237,167

A-14

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.79784	$10.92662	330,888
2010	$10.92662	$11.97143	299,621
2011	$11.97143	$11.67297	279,402
2012	$11.67297	$13.13931	251,871
2013	$13.13931	$16.60513	196,881
2014	$16.60513	$17.52644	163,955
2015	$17.52644	$16.41642	120,707
2016	$16.41642	$18.77345	102,287
2017	$18.77345	$20.04260	89,343
2018	$20.04260	$17.95616	77,061
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$8.29826	$10.56025	108,629
2010	$10.56025	$13.34183	108,946
2011	$13.34183	$12.65186	111,410
2012	$12.65186	$14.75774	95,398
2013	$14.75774	$19.81046	83,544
2014	$19.81046	$19.63085	61,359
2015	$19.63085	$17.91357	56,405
2016	$17.91357	$22.97965	47,763
2017	$22.97965	$25.05488	50,080
2018	$25.05488	$21.50611	43,104
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$10.00655	$13.51177	325,035
2010	$13.51177	$14.43261	314,470
2011	$14.43261	$12.70855	267,800
2012	$12.70855	$14.80445	227,073
2013	$14.80445	$17.93778	195,605
2014	$17.93778	$15.70673	172,058
2015	$15.70673	$14.47113	136,960
2016	$14.47113	$15.28223	123,514
2017	$15.28223	$17.57207	113,950
2018	$17.57207	$14.63902	96,583
Invesco V.I. American Franchise Fund - Series I
2009	$7.92515	$12.96799	513,606
2010	$12.96799	$15.31344	447,359
2011	$15.31344	$14.15689	391,904
2012	$14.15689	$15.86363	381,511
2013	$15.86363	$21.90436	313,477
2014	$21.90436	$23.40405	273,288
2015	$23.40405	$24.21478	231,551
2016	$24.21478	$24.40110	211,194
2017	$24.40110	$30.61768	189,170
2018	$30.61768	$29.07202	165,286
Invesco V.I. American Value Fund - Series I
2009	$8.81936	$12.09682	422,897
2010	$12.09682	$14.57020	370,772
2011	$14.57020	$14.48894	309,546
2012	$14.48894	$16.74620	252,844
2013	$16.74620	$22.15438	217,722
2014	$22.15438	$23.95738	186,812
2015	$23.95738	$21.45083	142,371
2016	$21.45083	$24.41142	121,144
2017	$24.41142	$26.45030	105,976
2018	$26.45030	$22.76339	83,822

A-15

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series I
2009	$8.69948	$11.03878	1,022,908
2010	$11.03878	$12.61452	878,046
2011	$12.61452	$12.20071	739,289
2012	$12.20071	$14.33301	620,592
2013	$14.33301	$19.20305	522,769
2014	$19.20305	$20.69689	457,563
2015	$20.69689	$19.17274	372,820
2016	$19.17274	$22.15980	332,258
2017	$22.15980	$25.73315	284,989
2018	$25.73315	$22.26914	242,316
Invesco V.I. Core Equity Fund - Series I
2009	$7.92434	$10.01739	172,316
2010	$10.01739	$10.81346	172,095
2011	$10.81346	$10.64819	143,629
2012	$10.64819	$11.94782	133,724
2013	$11.94782	$15.21567	102,196
2014	$15.21567	$16.21342	91,004
2015	$16.21342	$15.05341	78,268
2016	$15.05341	$16.35529	71,588
2017	$16.35529	$18.23894	66,638
2018	$18.23894	$16.28113	68,575
Invesco V.I. Diversified Dividend Fund - Series I
2009	$27.21526	$33.33267	1,773,988
2010	$33.33267	$36.28659	1,555,806
2011	$36.28659	$35.82718	1,344,778
2012	$35.82718	$41.90969	1,156,343
2013	$41.90969	$54.11034	973,126
2014	$54.11034	$60.15459	833,855
2015	$60.15459	$60.49569	731,513
2016	$60.49569	$68.43927	655,200
2017	$68.43927	$73.21902	575,210
2018	$73.21902	$66.67354	473,004
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$17.72972	310,836
2012	$17.72972	$19.66554	281,003
2013	$19.66554	$24.25637	241,542
2014	$24.25637	$26.05926	209,656
2015	$26.05926	$25.08744	173,373
2016	$25.08744	$28.45877	153,683
2017	$28.45877	$31.13526	140,291
2018	$31.13526	$27.75969	118,537
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$18.50514	735,961
2012	$18.50514	$20.73939	632,016
2013	$20.73939	$25.03363	542,054
2014	$25.03363	$24.83578	468,603
2015	$24.83578	$24.12293	407,027
2016	$24.12293	$25.38956	362,730
2017	$25.38956	$30.74697	301,050
2018	$30.74697	$25.65284	250,843

A-16

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$20.94573	196,977
2014	$20.94573	$20.99431	179,284
2015	$20.99431	$20.03092	154,884
2016	$20.03092	$21.95049	133,596
2017	$21.95049	$22.99152	130,317
2018	$22.99152	$21.89254	112,199
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.56741	$12.27494	78,617
2010	$12.27494	$13.80160	80,905
2011	$13.80160	$12.73186	62,553
2012	$12.73186	$13.91863	55,367
2013	$13.91863	$17.66590	45,874
2014	$17.66590	$18.17818	39,472
2015	$18.17818	$17.18957	33,196
2016	$17.18957	$19.21318	29,312
2017	$19.21318	$21.75609	28,618
2018	$21.75609	$19.00163	21,170
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.65206	$11.79002	29,370
2010	$11.79002	$14.78531	12,057
2011	$14.78531	$13.20483	34,324
2012	$13.20483	$14.52308	25,667
2013	$14.52308	$19.54767	24,105
2014	$19.54767	$20.74195	22,511
2015	$20.74195	$20.65012	22,173
2016	$20.65012	$20.46403	21,358
2017	$20.46403	$24.62902	24,546
2018	$24.62902	$22.83972	19,184
Invesco V.I. S&P 500 Index Fund - Series I
2009	$8.04661	$10.01638	1,457,457
2010	$10.01638	$11.33728	1,264,200
2011	$11.33728	$11.37762	1,140,179
2012	$11.37762	$12.96596	970,264
2013	$12.96596	$16.85194	853,644
2014	$16.85194	$18.81594	766,536
2015	$18.81594	$18.73024	716,199
2016	$18.73024	$20.56985	645,184
2017	$20.56985	$24.57686	583,114
2018	$24.57686	$23.05138	492,042
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$12.77738	$21.38292	254,936
2010	$21.38292	$25.07741	264,272
2011	$25.07741	$20.20801	223,530
2012	$20.20801	$23.88304	194,262
2013	$23.88304	$23.29089	157,756
2014	$23.29089	$21.91841	146,595
2015	$21.91841	$19.28718	126,433
2016	$19.28718	$20.28533	112,623
2017	$20.28533	$26.99723	107,672
2018	$26.99723	$21.95253	95,427

A-17

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$58.02373	230,508
2015	$58.02373	$49.30603	204,070
2016	$49.30603	$56.00119	171,675
2017	$56.00119	$62.33400	143,062
2018	$62.33400	$56.59047	118,123
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$8.18905	$10.69349	240,571
2010	$10.69349	$11.13534	215,977
2011	$11.13534	$10.56843	176,981
2012	$10.56843	$11.85443	148,718
2013	$11.85443	$13.54291	1,817,551
2014	$13.54291	$13.63145	1,502,266
2015	$13.63145	$12.57220	1,303,942
2016	$12.57220	$13.07884	1,114,610
2017	$13.07884	$14.96322	937,919
2018	$14.96322	$13.78332	782,200
Morgan Stanley VIF Growth Portfolio, Class I
2009	$6.59061	$10.75087	525,200
2010	$10.75087	$13.01481	481,558
2011	$13.01481	$12.46510	413,342
2012	$12.46510	$14.04725	359,551
2013	$14.04725	$20.49478	321,767
2014	$20.49478	$21.47814	282,117
2015	$21.47814	$23.75280	241,830
2016	$23.75280	$23.02187	214,598
2017	$23.02187	$32.47261	180,131
2018	$32.47261	$34.40482	161,576
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.68545	$15.04577	170,802
2010	$15.04577	$19.61569	150,960
2011	$19.61569	$17.95164	132,284
2012	$17.95164	$19.22441	107,774
2013	$19.22441	$26.04294	95,291
2014	$26.04294	$26.16524	86,481
2015	$26.16524	$24.26045	73,567
2016	$24.26045	$21.80582	61,297
2017	$21.80582	$29.81530	51,957
2018	$29.81530	$32.50292	44,996
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$16.91758	$21.39517	121,883
2010	$21.39517	$27.39754	111,124
2011	$27.39754	$28.59400	103,646
2012	$28.59400	$32.63443	89,850
2013	$32.63443	$32.81535	75,009
2014	$32.81535	$41.94369	64,355
2015	$41.94369	$42.22457	59,245
2016	$42.22457	$44.44079	56,148
2017	$44.44079	$45.15138	49,807
2018	$45.15138	$41.05211	38,995

A-18

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class X
2009	$24.47946	$29.56510	876,636
2010	$29.56510	$31.83325	757,737
2011	$31.83325	$32.93765	659,681
2012	$32.93765	$37.02620	570,015
2013	$37.02620	$36.85679	493,895
2014	$36.85679	$39.14271	428,939
2015	$39.14271	$37.76075	380,246
2016	$37.76075	$39.84253	339,806
2017	$39.84253	$41.86856	288,144
2018	$41.86856	$39.59397	244,872
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2009	$36.20200	$61.11038	1,138,719
2010	$61.11038	$76.92658	995,460
2011	$76.92658	$70.68786	852,329
2012	$70.68786	$78.26341	730,858
2013	$78.26341	$116.25601	667,006
2014	$116.25601	$121.08881	571,955
2015	$121.08881	$129.57149	488,296
2016	$129.57149	$123.32448	428,102
2017	$123.32448	$181.54437	371,119
2018	$181.54437	$202.60100	322,106
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.18884	91,525
2018	$11.18884	$10.08778	78,602
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05602	54,286
2017	$10.05602	$12.97088	46,535
2018	$12.97088	$13.08340	42,336
Putnam VT International Equity Fund - Class IB
2009	$6.84869	$8.41035	350,095
2010	$8.41035	$9.11773	262,718
2011	$9.11773	$7.46260	229,429
2012	$7.46260	$8.96417	186,917
2013	$8.96417	$11.31189	163,004
2014	$11.31189	$10.39025	140,740
2015	$10.39025	$10.25195	130,432
2016	$10.25195	$9.85391	117,410
2017	$9.85391	$12.29042	111,344
2018	$12.29042	$9.79436	104,034
Putnam VT Small Cap Value Fund - Class IB
2009	$8.38438	$10.86614	40,403
2010	$10.86614	$13.48861	41,084
2011	$13.48861	$12.66263	38,534
2012	$12.66263	$14.65794	35,563
2013	$14.65794	$20.16311	37,608
2014	$20.16311	$20.54911	38,620
2015	$20.54911	$19.38890	36,822
2016	$19.38890	$24.35743	33,880
2017	$24.35743	$25.88982	38,009
2018	$25.88982	$20.42423	25,802
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

A-19

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH THE LONGEVITY REWARD RIDER AND THE ENHANCED EARNINGS DEATH BENEFIT
Mortality & Expense = 1.38

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$8.01414	$9.50324	2,111
2010	$9.50324	$10.56216	474
2011	$10.56216	$11.03907	463
2012	$11.03907	$12.75213	207
2013	$12.75213	$16.91138	199
2014	$16.91138	$18.21097	192
2015	$18.21097	$18.19943	186
2016	$18.19943	$19.91801	179
2017	$19.91801	$23.27618	173
2018	$23.27618	$21.59194	167
AB VPS Growth Portfolio - Class B
2009	$5.31272	$6.95521	3,422
2010	$6.95521	$7.86706	3,418
2011	$7.86706	$7.82681	421
2012	$7.82681	$8.75874	407
2013	$8.75874	$11.54068	395
2014	$11.54068	$12.84527	385
2015	$12.84527	$13.77275	376
2016	$13.77275	$13.68659	367
2017	$13.68659	$18.09108	356
2018	$18.09108	$18.49575	343
AB VPS Large Cap Growth Portfolio - Class B
2009	$5.18962	$7.01074	496
2010	$7.01074	$7.58696	478
2011	$7.58696	$7.23105	460
2012	$7.23105	$8.27325	444
2013	$8.27325	$11.16782	427
2014	$11.16782	$12.52667	410
2015	$12.52667	$13.68243	392
2016	$13.68243	$13.79938	376
2017	$13.79938	$17.90396	360
2018	$17.90396	$18.04915	343
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.91658	736
2017	$9.91658	$9.83721	1,519
2018	$9.83721	$9.85200	5,869
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.29640	$12.42036	3,957
2010	$12.42036	$13.78889	5,141
2011	$13.78889	$13.91067	5,114
2012	$13.91067	$15.43998	5,088
2013	$15.43998	$17.33409	6,564
2014	$17.33409	$17.86779	6,537
2015	$17.86779	$16.36332	6,509
2016	$16.36332	$18.38468	6,482
2017	$18.38468	$19.86766	6,457
2018	$19.86766	$18.73168	6,430

A-20

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.79767	$10.92639	328
2010	$10.92639	$11.97119	328
2011	$11.97119	$11.67275	327
2012	$11.67275	$13.13904	271
2013	$13.13904	$16.60480	271
2014	$16.60480	$17.52609	271
2015	$17.52609	$16.41609	271
2016	$16.41609	$18.77307	270
2017	$18.77307	$20.04218	270
2018	$20.04218	$17.95577	270
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$8.29826	$10.56025	0
2010	$10.56025	$13.34183	0
2011	$13.34183	$12.65186	0
2012	$12.65186	$14.75774	0
2013	$14.75774	$19.81046	0
2014	$19.81046	$19.63085	0
2015	$19.63085	$17.91357	0
2016	$17.91357	$22.97965	0
2017	$22.97965	$25.05488	0
2018	$25.05488	$21.50611	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$10.00638	$13.51153	2,395
2010	$13.51153	$14.43236	2,552
2011	$14.43236	$12.70833	893
2012	$12.70833	$14.80420	479
2013	$14.80420	$17.93747	464
2014	$17.93747	$15.70646	450
2015	$15.70646	$14.47088	435
2016	$14.47088	$15.28196	418
2017	$15.28196	$17.57176	403
2018	$17.57176	$14.63876	388
Invesco V.I. American Franchise Fund - Series I
2009	$3.64920	$5.97123	526
2010	$5.97123	$7.05121	471
2011	$7.05121	$6.51868	453
2012	$6.51868	$7.30457	1,465
2013	$7.30457	$10.08607	1,294
2014	$10.08607	$10.77662	1,217
2015	$10.77662	$11.14993	854
2016	$11.14993	$11.23573	823
2017	$11.23573	$14.09821	769
2018	$14.09821	$13.38649	702
Invesco V.I. American Value Fund - Series I
2009	$8.89406	$12.19928	221
2010	$12.19928	$14.69360	212
2011	$14.69360	$14.61166	204
2012	$14.61166	$16.88804	196
2013	$16.88804	$22.34203	190
2014	$22.34203	$24.16029	184
2015	$24.16029	$21.63251	116
2016	$21.63251	$24.61818	110
2017	$24.61818	$26.67433	106
2018	$26.67433	$22.95619	102

A-21

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series I
2009	$8.69948	$11.03878	8,608
2010	$11.03878	$12.61452	8,208
2011	$12.61452	$12.20071	7,941
2012	$12.20071	$14.33301	7,222
2013	$14.33301	$19.20305	6,618
2014	$19.20305	$20.69689	6,262
2015	$20.69689	$19.17274	3,696
2016	$19.17274	$22.15980	3,799
2017	$22.15980	$25.73315	3,665
2018	$25.73315	$22.26914	875
Invesco V.I. Core Equity Fund - Series I
2009	$7.92434	$10.01739	0
2010	$10.01739	$10.81346	0
2011	$10.81346	$10.64819	0
2012	$10.64819	$11.94782	0
2013	$11.94782	$15.21567	0
2014	$15.21567	$16.21342	0
2015	$16.21342	$15.05341	0
2016	$15.05341	$16.35529	0
2017	$16.35529	$18.23894	0
2018	$18.23894	$16.28113	0
Invesco V.I. Diversified Dividend Fund - Series I
2009	$7.82250	$9.58082	32,554
2010	$9.58082	$10.42987	28,541
2011	$10.42987	$10.29782	27,391
2012	$10.29782	$12.04612	24,702
2013	$12.04612	$15.55296	22,760
2014	$15.55296	$17.29026	19,158
2015	$17.29026	$17.38830	18,398
2016	$17.38830	$19.67153	18,543
2017	$19.67153	$21.04537	18,379
2018	$21.04537	$19.16401	15,805
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$14.25832	0
2012	$14.25832	$15.81511	0
2013	$15.81511	$19.50709	0
2014	$19.50709	$20.95699	0
2015	$20.95699	$20.17543	0
2016	$20.17543	$22.88668	0
2017	$22.88668	$25.03913	0
2018	$25.03913	$22.32448	0
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.39813	4,401
2012	$10.39813	$11.65356	3,810
2013	$11.65356	$14.06651	2,047
2014	$14.06651	$13.95534	1,913
2015	$13.95534	$13.55478	1,885
2016	$13.55478	$14.26651	1,890
2017	$14.26651	$17.27687	1,820
2018	$17.27687	$14.41445	1,748

A-22

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$12.53351	324
2014	$12.53351	$12.56258	324
2015	$12.56258	$11.98610	342
2016	$11.98610	$13.13475	333
2017	$13.13475	$13.75768	349
2018	$13.75768	$13.10007	349
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.56684	$12.27421	0
2010	$12.27421	$13.80079	0
2011	$13.80079	$12.73112	0
2012	$12.73112	$13.91780	0
2013	$13.91780	$17.66485	0
2014	$17.66485	$18.17710	0
2015	$18.17710	$17.18854	0
2016	$17.18854	$19.21204	0
2017	$19.21204	$21.75477	0
2018	$21.75477	$19.00049	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.65113	$11.78860	0
2010	$11.78860	$14.78354	0
2011	$14.78354	$13.20325	0
2012	$13.20325	$14.52135	0
2013	$14.52135	$19.54534	0
2014	$19.54534	$20.73949	0
2015	$20.73949	$20.64767	0
2016	$20.64767	$20.46160	0
2017	$20.46160	$24.62608	0
2018	$24.62608	$22.83700	0
Invesco V.I. S&P 500 Index Fund - Series I
2009	$6.82782	$8.49923	3,627
2010	$8.49923	$9.62006	3,076
2011	$9.62006	$9.65429	3,014
2012	$9.65429	$11.00204	2,962
2013	$11.00204	$14.29944	4,606
2014	$14.29944	$15.96596	3,712
2015	$15.96596	$15.89323	3,676
2016	$15.89323	$17.45421	3,521
2017	$17.45421	$20.85431	3,392
2018	$20.85431	$19.55989	3,335
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$14.87387	$24.89139	572
2010	$24.89139	$29.19209	587
2011	$29.19209	$23.52372	236
2012	$23.52372	$27.80173	346
2013	$27.80173	$27.11243	346
2014	$27.11243	$25.51474	346
2015	$25.51474	$22.45178	268
2016	$22.45178	$23.61370	226
2017	$23.61370	$31.42687	169
2018	$31.42687	$25.55444	169

A-23

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$17.72548	16,524
2015	$17.72548	$15.06235	16,387
2016	$15.06235	$17.10763	15,946
2017	$17.10763	$19.04222	15,846
2018	$19.04222	$17.28765	15,701
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$8.02344	$10.47723	2,914
2010	$10.47723	$10.91014	2,899
2011	$10.91014	$10.35469	2,760
2012	$10.35469	$11.61468	2,550
2013	$11.61468	$13.26902	12,442
2014	$13.26902	$13.35578	5,083
2015	$13.35578	$12.31795	2,654
2016	$12.31795	$12.81434	2,169
2017	$12.81434	$14.66063	2,086
2018	$14.66063	$13.50460	2,001
Morgan Stanley VIF Growth Portfolio, Class I
2009	$5.37111	$8.76157	0
2010	$8.76157	$10.60660	0
2011	$10.60660	$10.15862	0
2012	$10.15862	$11.44801	0
2013	$11.44801	$16.70250	0
2014	$16.70250	$17.50391	0
2015	$17.50391	$19.35766	0
2016	$19.35766	$18.76199	0
2017	$18.76199	$26.46401	0
2018	$26.46401	$28.03870	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.68545	$15.04577	465
2010	$15.04577	$19.61569	458
2011	$19.61569	$17.95164	452
2012	$17.95164	$19.22441	445
2013	$19.22441	$26.04294	389
2014	$26.04294	$26.16524	346
2015	$26.16524	$24.26045	202
2016	$24.26045	$21.80582	152
2017	$21.80582	$29.81530	97
2018	$29.81530	$32.50292	93
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$15.14823	$19.15751	1,437
2010	$19.15751	$24.53213	1,269
2011	$24.53213	$25.60345	311
2012	$25.60345	$29.22131	262
2013	$29.22131	$29.38331	269
2014	$29.38331	$37.55697	258
2015	$37.55697	$37.80848	174
2016	$37.80848	$39.79291	138
2017	$39.79291	$40.42919	123
2018	$40.42919	$36.75865	124

A-24

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class X
2009	$12.37679	$14.94810	10,540
2010	$14.94810	$16.09486	7,931
2011	$16.09486	$16.65325	7,315
2012	$16.65325	$18.72043	3,633
2013	$18.72043	$18.63477	5,217
2014	$18.63477	$19.79053	4,472
2015	$19.79053	$19.09181	2,746
2016	$19.09181	$20.14436	2,579
2017	$20.14436	$21.16872	2,460
2018	$21.16872	$20.01869	2,137
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2009	$5.45286	$9.20464	13,148
2010	$9.20464	$11.58693	7,740
2011	$11.58693	$10.64723	7,358
2012	$10.64723	$11.78829	6,503
2013	$11.78829	$17.51085	4,114
2014	$17.51085	$18.23877	3,963
2015	$18.23877	$19.51647	2,042
2016	$19.51647	$18.57552	2,040
2017	$18.57552	$27.34477	2,039
2018	$27.34477	$30.51639	2,038
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.18884	0
2018	$11.18884	$10.08778	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05602	127
2017	$10.05602	$12.97088	127
2018	$12.97088	$13.08340	126
Putnam VT International Equity Fund - Class IB
2009	$7.78519	$9.56040	3,803
2010	$9.56040	$10.36448	3,837
2011	$10.36448	$8.48302	3,946
2012	$8.48302	$10.18990	3,952
2013	$10.18990	$12.85865	3,839
2014	$12.85865	$11.81099	3,939
2015	$11.81099	$11.65378	3,848
2016	$11.65378	$11.20130	4,472
2017	$11.20130	$13.97099	4,366
2018	$13.97099	$11.13362	1,185
Putnam VT Small Cap Value Fund - Class IB
2009	$8.38438	$10.86614	0
2010	$10.86614	$13.48861	0
2011	$13.48861	$12.66263	0
2012	$12.66263	$14.65794	0
2013	$14.65794	$20.16311	0
2014	$20.16311	$20.54911	0
2015	$20.54911	$19.38890	0
2016	$19.38890	$24.35743	0
2017	$24.35743	$25.88982	0
2018	$25.88982	$20.42423	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

A-25

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH THE LONGEVITY REWARD RIDER AND THE PERFORMANCE BENEFIT COMBINATION OPTION
OR DEATH BENEFIT COMBINATION OPTION
Mortality & Expense = 1.42

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$7.89053	$9.35291	14,809
2010	$9.35291	$10.39092	14,537
2011	$10.39092	$10.85576	13,573
2012	$10.85576	$12.53535	12,428
2013	$12.53535	$16.61724	11,236
2014	$16.61724	$17.88708	5,625
2015	$17.88708	$17.86859	6,081
2016	$17.86859	$19.54813	5,736
2017	$19.54813	$22.83484	2,586
2018	$22.83484	$21.17401	2,586
AB VPS Growth Portfolio - Class B
2009	$4.26332	$5.57914	5,366
2010	$5.57914	$6.30805	5,201
2011	$6.30805	$6.27327	2,096
2012	$6.27327	$7.01741	1,843
2013	$7.01741	$9.24258	1,623
2014	$9.24258	$10.28327	1,670
2015	$10.28327	$11.02136	2,049
2016	$11.02136	$10.94804	2,057
2017	$10.94804	$14.46548	1,181
2018	$14.46548	$14.78310	966
AB VPS Large Cap Growth Portfolio - Class B
2009	$4.20392	$5.67688	23,524
2010	$5.67688	$6.14100	14,999
2011	$6.14100	$5.85060	7,318
2012	$5.85060	$6.69116	7,316
2013	$6.69116	$9.02859	5,192
2014	$9.02859	$10.12309	5,192
2015	$10.12309	$11.05266	5,948
2016	$11.05266	$11.14269	5,944
2017	$11.14269	$14.45128	6,364
2018	$14.45128	$14.56262	6,178
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.91392	31,520
2017	$9.91392	$9.83064	6,399
2018	$9.83064	$9.84148	17,841
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.27840	$12.39136	14,143
2010	$12.39136	$13.75119	20,090
2011	$13.75119	$13.86712	5,942
2012	$13.86712	$15.38545	6,006
2013	$15.38545	$17.26598	5,603
2014	$17.26598	$17.79046	4,391
2015	$17.79046	$16.28599	3,187
2016	$16.28599	$18.29048	3,187
2017	$18.29048	$19.75798	3,187
2018	$19.75798	$18.62077	3,187

A-26

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.78094	$10.90126	24,332
2010	$10.90126	$11.93888	25,381
2011	$11.93888	$11.63660	19,840
2012	$11.63660	$13.09310	19,125
2013	$13.09310	$16.54012	8,266
2014	$16.54012	$17.45085	8,020
2015	$17.45085	$16.33908	6,822
2016	$16.33908	$18.67755	6,683
2017	$18.67755	$19.93227	7,934
2018	$19.93227	$17.85012	7,974
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$8.28609	$10.54054	13,923
2010	$10.54054	$13.31162	14,376
2011	$13.31162	$12.61817	14,826
2012	$12.61817	$14.71253	14,473
2013	$14.71253	$19.74188	9,302
2014	$19.74188	$19.55505	6,815
2015	$19.55505	$17.83727	3,390
2016	$17.83727	$22.87265	3,283
2017	$22.87265	$24.92828	3,282
2018	$24.92828	$21.38883	2,814
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.98751	$13.48068	15,196
2010	$13.48068	$14.39366	18,519
2011	$14.39366	$12.66919	16,494
2012	$12.66919	$14.75268	17,254
2013	$14.75268	$17.86790	7,039
2014	$17.86790	$15.63928	5,055
2015	$15.63928	$14.40321	5,042
2016	$14.40321	$15.20443	5,169
2017	$15.20443	$17.47564	5,051
2018	$17.47564	$14.55282	5,461
Invesco V.I. American Franchise Fund - Series I
2009	$3.00245	$4.91098	57,500
2010	$4.91098	$5.79688	55,040
2011	$5.79688	$5.35693	28,899
2012	$5.35693	$6.00034	30,430
2013	$6.00034	$8.28190	22,030
2014	$8.28190	$8.84539	6,651
2015	$8.84539	$9.14813	6,446
2016	$9.14813	$9.21485	4,439
2017	$9.21485	$11.55788	5,629
2018	$11.55788	$10.96999	4,054
Invesco V.I. American Value Fund - Series I
2009	$8.78062	$12.03885	30,741
2010	$12.03885	$14.49459	30,353
2011	$14.49459	$14.40798	27,514
2012	$14.40798	$16.64596	29,594
2013	$16.64596	$22.01295	15,154
2014	$22.01295	$23.79493	14,314
2015	$23.79493	$21.29686	12,743
2016	$21.29686	$24.22653	8,428
2017	$24.22653	$26.23950	4,697
2018	$26.23950	$22.57288	4,266

A-27

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series I
2009	$8.67630	$11.00496	39,761
2010	$11.00496	$12.57084	37,080
2011	$12.57084	$12.15360	34,394
2012	$12.15360	$14.27194	33,106
2013	$14.27194	$19.11359	20,099
2014	$19.11359	$20.59224	13,821
2015	$20.59224	$19.06816	10,643
2016	$19.06816	$22.03013	10,769
2017	$22.03013	$25.57237	8,365
2018	$25.57237	$22.12110	8,350
Invesco V.I. Core Equity Fund - Series I
2009	$7.91586	$10.00267	1,261
2010	$10.00267	$10.79325	909
2011	$10.79325	$10.62403	793
2012	$10.62403	$11.91594	2,991
2013	$11.91594	$15.16901	2,645
2014	$15.16901	$16.15723	2,505
2015	$16.15723	$14.99525	2,508
2016	$14.99525	$16.28559	2,454
2017	$16.28559	$18.15397	3,317
2018	$18.15397	$16.19875	3,416
Invesco V.I. Diversified Dividend Fund - Series I
2009	$7.93985	$9.72068	117,149
2010	$9.72068	$10.57790	108,381
2011	$10.57790	$10.43982	82,654
2012	$10.43982	$12.20732	80,692
2013	$12.20732	$15.75479	71,587
2014	$15.75479	$17.50762	66,370
2015	$17.50762	$17.59984	43,631
2016	$17.59984	$19.90291	39,457
2017	$19.90291	$21.28442	34,887
2018	$21.28442	$19.37388	25,732
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$13.86177	15,974
2012	$13.86177	$15.36910	15,873
2013	$15.36910	$18.94938	2,849
2014	$18.94938	$20.34969	2,848
2015	$20.34969	$19.58295	1,620
2016	$19.58295	$22.20571	1,620
2017	$22.20571	$24.28442	1,620
2018	$24.28442	$21.64288	1,620
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$9.96857	35,133
2012	$9.96857	$11.16766	34,563
2013	$11.16766	$13.47461	32,540
2014	$13.47461	$13.36277	20,965
2015	$13.36277	$12.97403	15,836
2016	$12.97403	$13.64982	13,975
2017	$13.64982	$16.52346	13,632
2018	$16.52346	$13.78031	12,733

A-28

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$9.07670	6,209
2014	$9.07670	$9.09412	6,146
2015	$9.09412	$8.67333	5,019
2016	$8.67333	$9.50071	4,037
2017	$9.50071	$9.94732	11,531
2018	$9.94732	$9.46803	8,516
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.54926	$12.24674	9,855
2010	$12.24674	$13.76439	9,441
2011	$13.76439	$12.69247	3,629
2012	$12.69247	$13.86998	3,210
2013	$13.86998	$17.59713	3,156
2014	$17.59713	$18.10017	362
2015	$18.10017	$17.10895	360
2016	$17.10895	$19.11545	360
2017	$19.11545	$21.63679	360
2018	$21.63679	$18.88983	360
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.63795	$11.76358	4,057
2010	$11.76358	$14.74629	4,033
2011	$14.74629	$13.16472	4,868
2012	$13.16472	$14.47315	3,990
2013	$14.47315	$19.47268	4,777
2014	$19.47268	$20.65411	2,526
2015	$20.65411	$20.55444	2,901
2016	$20.55444	$20.36109	2,946
2017	$20.36109	$24.49535	2,056
2018	$24.49535	$22.70662	2,020
Invesco V.I. S&P 500 Index Fund - Series I
2009	$6.10923	$7.60169	23,261
2010	$7.60169	$8.60071	19,706
2011	$8.60071	$8.62787	18,417
2012	$8.62787	$9.82838	24,689
2013	$9.82838	$12.76891	19,631
2014	$12.76891	$14.25137	26,542
2015	$14.25137	$14.18078	24,772
2016	$14.18078	$15.56736	17,647
2017	$15.56736	$18.59247	15,390
2018	$18.59247	$17.43143	14,501
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$9.91671	$16.58896	83,470
2010	$16.58896	$19.44739	85,822
2011	$19.44739	$15.66493	83,849
2012	$15.66493	$18.50633	83,051
2013	$18.50633	$18.04026	55,412
2014	$18.04026	$16.97039	34,321
2015	$16.97039	$14.92717	18,678
2016	$14.92717	$15.69342	41,126
2017	$15.69342	$20.87765	32,555
2018	$20.87765	$16.96962	4,249

A-29

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$17.60601	20,810
2015	$17.60601	$14.95483	12,556
2016	$14.95483	$16.97874	11,424
2017	$16.97874	$18.89122	9,809
2018	$18.89122	$17.14366	7,052
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$7.09254	$9.25793	10,374
2010	$9.25793	$9.63661	10,039
2011	$9.63661	$9.14235	7,523
2012	$9.14235	$10.25070	7,521
2013	$10.25070	$11.70608	69,388
2014	$11.70608	$11.77791	63,382
2015	$11.77791	$10.85835	51,981
2016	$10.85835	$11.29143	47,321
2017	$11.29143	$12.91313	40,755
2018	$12.91313	$11.89010	40,286
Morgan Stanley VIF Growth Portfolio, Class I
2009	$4.53572	$7.39589	18,118
2010	$7.39589	$8.94975	16,151
2011	$8.94975	$8.56832	15,832
2012	$8.56832	$9.65199	15,489
2013	$9.65199	$14.07652	4,618
2014	$14.07652	$14.74603	4,594
2015	$14.74603	$16.30118	5,095
2016	$16.30118	$15.79325	5,061
2017	$15.79325	$22.26770	5,674
2018	$22.26770	$23.58320	5,033
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.65962	$14.99966	5,524
2010	$14.99966	$19.54779	5,116
2011	$19.54779	$17.88235	4,239
2012	$17.88235	$19.14253	3,829
2013	$19.14253	$25.92166	2,493
2014	$25.92166	$26.03299	2,513
2015	$26.03299	$24.12816	1,847
2016	$24.12816	$21.67826	1,933
2017	$21.67826	$29.62908	1,640
2018	$29.62908	$32.28693	5,111
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$17.30769	$21.87976	3,402
2010	$21.87976	$28.00691	4,056
2011	$28.00691	$29.21831	3,670
2012	$29.21831	$33.33359	3,844
2013	$33.33359	$33.50499	2,114
2014	$33.50499	$42.80807	2,104
2015	$42.80807	$43.07752	2,248
2016	$43.07752	$45.32043	2,213
2017	$45.32043	$46.02672	1,817
2018	$46.02672	$41.83115	1,493

A-30

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class X
2009	$13.24897	$15.99507	39,114
2010	$15.99507	$17.21528	46,450
2011	$17.21528	$17.80544	37,778
2012	$17.80544	$20.00760	37,457
2013	$20.00760	$19.90809	21,271
2014	$19.90809	$21.13437	18,318
2015	$21.13437	$20.38006	17,234
2016	$20.38006	$21.49504	16,391
2017	$21.49504	$22.57908	17,461
2018	$22.57908	$21.34385	8,248
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2009	$5.11423	$8.62957	138,592
2010	$8.62957	$10.85868	127,972
2011	$10.85868	$9.97406	90,419
2012	$9.97406	$11.03854	81,022
2013	$11.03854	$16.39059	86,844
2014	$16.39059	$17.06512	95,737
2015	$17.06512	$18.25329	93,117
2016	$18.25329	$17.36632	70,129
2017	$17.36632	$25.55454	75,830
2018	$25.55454	$28.50704	80,254
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.18599	0
2018	$11.18599	$10.08116	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05556	851
2017	$10.05556	$12.96511	851
2018	$12.96511	$13.07232	0
Putnam VT International Equity Fund - Class IB
2009	$6.77515	$8.31671	10,428
2010	$8.31671	$9.01260	6,185
2011	$9.01260	$7.37360	3,410
2012	$7.37360	$8.85371	3,378
2013	$8.85371	$11.16803	3,237
2014	$11.16803	$10.25402	3,219
2015	$10.25402	$10.11348	3,191
2016	$10.11348	$9.71694	3,194
2017	$9.71694	$12.11475	1,780
2018	$12.11475	$9.65048	1,799
Putnam VT Small Cap Value Fund - Class IB
2009	$8.36202	$10.83283	462
2010	$10.83283	$13.44190	0
2011	$13.44190	$12.61374	0
2012	$12.61374	$14.59550	0
2013	$14.59550	$20.06919	784
2014	$20.06919	$20.44521	827
2015	$20.44521	$19.28315	0
2016	$19.28315	$24.21493	0
2017	$24.21493	$25.72809	945
2018	$25.72809	$20.28846	925
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.42% and an administrative expense charge of 0.10%.

A-31

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION
Mortality & Expense = 1.45

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$7.96916	$9.44328	0
2010	$9.44328	$10.48817	0
2011	$10.48817	$10.95407	0
2012	$10.95407	$12.64507	0
2013	$12.64507	$16.75767	0
2014	$16.75767	$18.03283	0
2015	$18.03283	$18.00878	0
2016	$18.00878	$19.69561	0
2017	$19.69561	$23.00023	0
2018	$23.00023	$21.32094	0
AB VPS Growth Portfolio - Class B
2009	$5.28287	$6.91129	0
2010	$6.91129	$7.81192	0
2011	$7.81192	$7.76651	0
2012	$7.76651	$8.68516	0
2013	$8.68516	$11.43573	0
2014	$11.43573	$12.71955	0
2015	$12.71955	$13.62841	0
2016	$13.62841	$13.53369	0
2017	$13.53369	$17.87651	0
2018	$17.87651	$18.26351	0
AB VPS Large Cap Growth Portfolio - Class B
2009	$5.16048	$6.96651	0
2010	$6.96651	$7.53381	0
2011	$7.53381	$7.17539	0
2012	$7.17539	$8.20381	0
2013	$8.20381	$11.06632	0
2014	$11.06632	$12.40413	0
2015	$12.40413	$13.53911	0
2016	$13.53911	$13.64530	0
2017	$13.64530	$17.69171	0
2018	$17.69171	$17.82264	0
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.91192	0
2017	$9.91192	$9.82572	0
2018	$9.82572	$9.83357	0
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.26503	$12.36980	738
2010	$12.36980	$13.72315	738
2011	$13.72315	$13.83470	737
2012	$13.83470	$15.34488	737
2013	$15.34488	$17.21529	736
2014	$17.21529	$17.73291	736
2015	$17.73291	$16.22843	736
2016	$16.22843	$18.22039	735
2017	$18.22039	$19.67639	735
2018	$19.67639	$18.53829	735

A-32

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.76859	$10.88268	1,062
2010	$10.88268	$11.91496	1,062
2011	$11.91496	$11.60980	1,061
2012	$11.60980	$13.05901	1,060
2013	$13.05901	$16.49212	1,060
2014	$16.49212	$17.39499	1,059
2015	$17.39499	$16.28188	1,059
2016	$16.28188	$18.60660	1,058
2017	$18.60660	$19.85061	1,058
2018	$19.85061	$17.77163	1,057
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$8.27694	$10.52576	192
2010	$10.52576	$13.28895	192
2011	$13.28895	$12.59291	192
2012	$12.59291	$14.67867	192
2013	$14.67867	$19.69053	191
2014	$19.69053	$19.49835	191
2015	$19.49835	$17.78022	191
2016	$17.78022	$22.79266	191
2017	$22.79266	$24.83367	191
2018	$24.83367	$21.30122	191
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.97328	$13.45742	0
2010	$13.45742	$14.36452	1,345
2011	$14.36452	$12.63974	1,345
2012	$12.63974	$14.71398	1,345
2013	$14.71398	$17.81568	0
2014	$17.81568	$15.58889	0
2015	$15.58889	$14.35249	0
2016	$14.35249	$15.14637	0
2017	$15.14637	$17.40370	0
2018	$17.40370	$14.48853	0
Invesco V.I. American Franchise Fund - Series I
2009	$3.62871	$5.93354	0
2010	$5.93354	$7.00181	0
2011	$7.00181	$6.46847	0
2012	$6.46847	$7.24322	0
2013	$7.24322	$9.99437	0
2014	$9.99437	$10.67116	0
2015	$10.67116	$11.03308	0
2016	$11.03308	$11.11022	0
2017	$11.11022	$13.93101	0
2018	$13.93101	$13.21843	0
Invesco V.I. American Value Fund - Series I
2009	$8.84415	$12.12232	532
2010	$12.12232	$14.59071	532
2011	$14.59071	$14.49918	531
2012	$14.49918	$16.74629	531
2013	$16.74629	$22.13899	531
2014	$22.13899	$23.92398	530
2015	$23.92398	$21.40592	530
2016	$21.40592	$24.34331	530
2017	$24.34331	$26.35811	530
2018	$26.35811	$22.66807	529

A-33

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series I
2009	$8.65895	$10.97967	8,352
2010	$10.97967	$12.53819	8,350
2011	$12.53819	$12.11841	8,349
2012	$12.11841	$14.22634	0
2013	$14.22634	$19.04680	0
2014	$19.04680	$20.51413	0
2015	$20.51413	$18.99013	0
2016	$18.99013	$21.93343	0
2017	$21.93343	$25.45251	4,467
2018	$25.45251	$22.01077	4,466
Invesco V.I. Core Equity Fund - Series I
2009	$7.90949	$9.99163	0
2010	$9.99163	$10.77811	0
2011	$10.77811	$10.60596	0
2012	$10.60596	$11.89209	0
2013	$11.89209	$15.13410	0
2014	$15.13410	$16.11521	0
2015	$16.11521	$14.95176	0
2016	$14.95176	$16.23352	0
2017	$16.23352	$18.09053	0
2018	$18.09053	$16.13728	0
Invesco V.I. Diversified Dividend Fund - Series I
2009	$7.77859	$9.52038	2,365
2010	$9.52038	$10.35682	441
2011	$10.35682	$10.21856	441
2012	$10.21856	$11.94501	0
2013	$11.94501	$15.41163	0
2014	$15.41163	$17.12116	3,963
2015	$17.12116	$17.20619	0
2016	$17.20619	$19.45193	0
2017	$19.45193	$20.79593	0
2018	$20.79593	$18.92353	0
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$14.14862	0
2012	$14.14862	$15.68243	0
2013	$15.68243	$19.32989	0
2014	$19.32989	$20.75208	0
2015	$20.75208	$19.96419	0
2016	$19.96419	$22.63124	0
2017	$22.63124	$24.74238	0
2018	$24.74238	$22.04437	0
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.31810	0
2012	$10.31810	$11.55576	0
2013	$11.55576	$13.93871	0
2014	$13.93871	$13.81887	0
2015	$13.81887	$13.41283	0
2016	$13.41283	$14.10726	0
2017	$14.10726	$17.07210	0
2018	$17.07210	$14.23357	0

A-34

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$12.41975	917
2014	$12.41975	$12.43984	0
2015	$12.43984	$11.86068	0
2016	$11.86068	$12.98824	0
2017	$12.98824	$13.59473	0
2018	$13.59473	$12.93581	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.53547	$12.22538	197
2010	$12.22538	$13.73628	197
2011	$13.73628	$12.66276	196
2012	$12.66276	$13.83336	196
2013	$13.83336	$17.54540	196
2014	$17.54540	$18.04156	196
2015	$18.04156	$17.04842	196
2016	$17.04842	$19.04212	196
2017	$19.04212	$21.54734	196
2018	$21.54734	$18.80607	196
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.62604	$11.74173	0
2010	$11.74173	$14.71448	0
2011	$14.71448	$13.13238	0
2012	$13.13238	$14.43326	0
2013	$14.43326	$19.41320	0
2014	$19.41320	$20.58484	0
2015	$20.58484	$20.47936	0
2016	$20.47936	$20.28063	0
2017	$20.28063	$24.39127	0
2018	$24.39127	$22.60330	0
Invesco V.I. S&P 500 Index Fund - Series I
2009	$6.78949	$8.44561	2,254
2010	$8.44561	$9.55267	8,520
2011	$9.55267	$9.57997	8,519
2012	$9.57997	$10.90968	8,517
2013	$10.90968	$14.16948	9,909
2014	$14.16948	$15.80979	16,195
2015	$15.80979	$15.72676	15,437
2016	$15.72676	$17.25934	14,688
2017	$17.25934	$20.60708	14,050
2018	$20.60708	$19.31440	13,481
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$14.79048	$24.73451	0
2010	$24.73451	$28.98783	995
2011	$28.98783	$23.34278	995
2012	$23.34278	$27.56853	995
2013	$27.56853	$26.86618	961
2014	$26.86618	$25.26531	0
2015	$25.26531	$22.21672	0
2016	$22.21672	$23.35017	0
2017	$23.35017	$31.05450	0
2018	$31.05450	$25.23386	0

A-35

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$17.55223	0
2015	$17.55223	$14.90465	0
2016	$14.90465	$16.91672	0
2017	$16.91672	$18.81658	0
2018	$18.81658	$17.07077	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$7.97843	$10.41117	6,948
2010	$10.41117	$10.83377	6,947
2011	$10.83377	$10.27502	0
2012	$10.27502	$11.51723	0
2013	$11.51723	$13.14848	0
2014	$13.14848	$13.22518	0
2015	$13.22518	$12.18895	0
2016	$12.18895	$12.67129	0
2017	$12.67129	$14.48685	0
2018	$14.48685	$13.33512	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$5.34095	$8.70626	10,809
2010	$8.70626	$10.53227	10,806
2011	$10.53227	$10.08039	0
2012	$10.08039	$11.35188	0
2013	$11.35188	$16.55069	0
2014	$16.55069	$17.33268	0
2015	$17.33268	$19.15488	0
2016	$19.15488	$18.55249	0
2017	$18.55249	$26.15028	0
2018	$26.15028	$27.68680	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.64034	$14.96522	1,679
2010	$14.96522	$19.49704	546
2011	$19.49704	$17.83057	4,140
2012	$17.83057	$19.08136	0
2013	$19.08136	$25.83108	0
2014	$25.83108	$25.93422	2,419
2015	$25.93422	$24.02940	0
2016	$24.02940	$21.58308	0
2017	$21.58308	$29.49019	0
2018	$29.49019	$32.12587	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$15.06321	$19.03666	136
2010	$19.03666	$24.36034	538
2011	$24.36034	$25.40641	537
2012	$25.40641	$28.97608	402
2013	$28.97608	$29.11632	388
2014	$29.11632	$37.18969	0
2015	$37.18969	$37.41254	3,555
2016	$37.41254	$39.34873	5,162
2017	$39.34873	$39.95001	0
2018	$39.95001	$36.29739	0

A-36

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class X
2009	$12.30740	$14.85388	0
2010	$14.85388	$15.98224	2,916
2011	$15.98224	$16.52517	2,915
2012	$16.52517	$18.56342	12,876
2013	$18.56342	$18.46554	12,776
2014	$18.46554	$19.59708	0
2015	$19.59708	$18.89197	0
2016	$18.89197	$19.91960	0
2017	$19.91960	$20.91792	0
2018	$20.91792	$19.76760	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2009	$5.42225	$9.14657	5,330
2010	$9.14657	$11.50578	0
2011	$11.50578	$10.56528	0
2012	$10.56528	$11.68934	0
2013	$11.68934	$17.35173	0
2014	$17.35173	$18.06039	3,538
2015	$18.06039	$19.31206	3,537
2016	$19.31206	$18.36815	0
2017	$18.36815	$27.02067	4,944
2018	$27.02067	$30.13347	4,943
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.18384	0
2018	$11.18384	$10.07617	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05522	0
2017	$10.05522	$12.96079	0
2018	$12.96079	$13.06401	0
Putnam VT International Equity Fund - Class IB
2009	$7.74150	$9.50009	976
2010	$9.50009	$10.29191	975
2011	$10.29191	$8.41773	975
2012	$8.41773	$10.10438	974
2013	$10.10438	$12.74181	973
2014	$12.74181	$11.69549	973
2015	$11.69549	$11.53173	972
2016	$11.53173	$11.07626	972
2017	$11.07626	$13.80538	972
2018	$13.80538	$10.99389	971
Putnam VT Small Cap Value Fund - Class IB
2009	$8.34529	$10.80793	0
2010	$10.80793	$13.40698	0
2011	$13.40698	$12.57721	0
2012	$12.57721	$14.54885	0
2013	$14.54885	$19.99905	0
2014	$19.99905	$20.36764	0
2015	$20.36764	$19.20422	0
2016	$19.20422	$24.10861	0
2017	$24.10861	$25.60746	0
2018	$25.60746	$20.18725	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.10%.

A-37

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
WITH THE LONGEVITY REWARD RIDER AND THE INCOME BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.48

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$7.63034	$9.03908	0
2010	$9.03908	$10.03623	0
2011	$10.03623	$10.47892	0
2012	$10.47892	$12.09294	0
2013	$12.09294	$16.02115	0
2014	$16.02115	$17.23509	0
2015	$17.23509	$17.20693	0
2016	$17.20693	$18.81303	0
2017	$18.81303	$21.96300	0
2018	$21.96300	$20.35330	0
AB VPS Growth Portfolio - Class B
2009	$4.70349	$6.15148	0
2010	$6.15148	$6.95100	327
2011	$6.95100	$6.90853	328
2012	$6.90853	$7.72338	792
2013	$7.72338	$10.16631	1,500
2014	$10.16631	$11.30422	0
2015	$11.30422	$12.10831	0
2016	$12.10831	$12.02057	0
2017	$12.02057	$15.87309	0
2018	$15.87309	$16.21183	0
AB VPS Large Cap Growth Portfolio - Class B
2009	$4.63837	$6.25978	0
2010	$6.25978	$6.76751	337
2011	$6.76751	$6.44361	345
2012	$6.44361	$7.36495	845
2013	$7.36495	$9.93178	1,553
2014	$9.93178	$11.12910	0
2015	$11.12910	$12.14376	0
2016	$12.14376	$12.23535	0
2017	$12.23535	$15.85891	0
2018	$15.85891	$15.97146	0
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.90994	137
2017	$9.90994	$9.82081	137
2018	$9.82081	$9.82570	137
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.25200	$12.34871	0
2010	$12.34871	$13.69564	0
2011	$13.69564	$13.80283	0
2012	$13.80283	$15.30493	0
2013	$15.30493	$17.16530	0
2014	$17.16530	$17.67611	0
2015	$17.67611	$16.17159	0
2016	$16.17159	$18.15116	0
2017	$18.15116	$19.59575	0
2018	$19.59575	$18.45675	0

A-38

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.75624	$10.86408	0
2010	$10.86408	$11.89102	0
2011	$11.89102	$11.58301	0
2012	$11.58301	$13.02497	0
2013	$13.02497	$16.44419	0
2014	$16.44419	$17.33922	0
2015	$17.33922	$16.22482	0
2016	$16.22482	$18.53585	0
2017	$18.53585	$19.76921	0
2018	$19.76921	$17.69342	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$8.26781	$10.51097	0
2010	$10.51097	$13.26632	0
2011	$13.26632	$12.56771	0
2012	$12.56771	$14.64490	0
2013	$14.64490	$19.63934	0
2014	$19.63934	$19.44182	0
2015	$19.44182	$17.72335	0
2016	$17.72335	$22.71299	0
2017	$22.71299	$24.73947	0
2018	$24.73947	$21.21401	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.95925	$13.43446	0
2010	$13.43446	$14.33571	0
2011	$14.33571	$12.61061	0
2012	$12.61061	$14.67565	0
2013	$14.67565	$17.76395	0
2014	$17.76395	$15.53896	0
2015	$15.53896	$14.30223	0
2016	$14.30223	$15.08881	0
2017	$15.08881	$17.33238	0
2018	$17.33238	$14.42481	0
Invesco V.I. American Franchise Fund - Series I
2009	$2.98515	$4.87974	0
2010	$4.87974	$5.75656	397
2011	$5.75656	$5.31649	396
2012	$5.31649	$5.95148	0
2013	$5.95148	$8.20954	0
2014	$8.20954	$8.76284	0
2015	$8.76284	$9.05732	0
2016	$9.05732	$9.11792	0
2017	$9.11792	$11.42947	0
2018	$11.42947	$10.84157	0
Invesco V.I. American Value Fund - Series I
2009	$8.40816	$11.52127	0
2010	$11.52127	$13.86312	0
2011	$13.86312	$13.77204	0
2012	$13.77204	$15.90166	0
2013	$15.90166	$21.01609	0
2014	$21.01609	$22.70373	0
2015	$22.70373	$20.30801	0
2016	$20.30801	$23.08785	0
2017	$23.08785	$24.99126	0
2018	$24.99126	$21.48609	0

A-39

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series I
2009	$8.64163	$10.95442	534
2010	$10.95442	$12.50561	180
2011	$12.50561	$12.08331	185
2012	$12.08331	$14.18088	0
2013	$14.18088	$18.98025	0
2014	$18.98025	$20.43630	0
2015	$20.43630	$18.91241	0
2016	$18.91241	$21.83712	0
2017	$21.83712	$25.33318	0
2018	$25.33318	$21.90096	0
Invesco V.I. Core Equity Fund - Series I
2009	$7.90314	$9.98060	0
2010	$9.98060	$10.76299	200
2011	$10.76299	$10.58791	212
2012	$10.58791	$11.86829	0
2013	$11.86829	$15.09928	0
2014	$15.09928	$16.07331	957
2015	$16.07331	$14.90842	0
2016	$14.90842	$16.18162	0
2017	$16.18162	$18.02729	0
2018	$18.02729	$16.07602	0
Invesco V.I. Diversified Dividend Fund - Series I
2009	$7.70694	$9.42986	1,807
2010	$9.42986	$10.25527	1,806
2011	$10.25527	$10.11533	1,806
2012	$10.11533	$11.82079	1,806
2013	$11.82079	$15.24678	881
2014	$15.24678	$16.93294	881
2015	$16.93294	$17.01195	881
2016	$17.01195	$19.22658	245
2017	$19.22658	$20.54886	245
2018	$20.54886	$18.69306	245
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$13.75492	0
2012	$13.75492	$15.24148	0
2013	$15.24148	$18.78076	0
2014	$18.78076	$20.15650	0
2015	$20.15650	$19.38541	0
2016	$19.38541	$21.96856	0
2017	$21.96856	$24.01070	0
2018	$24.01070	$21.38602	0
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.24880	735
2012	$10.24880	$11.47469	735
2013	$11.47469	$13.83677	735
2014	$13.83677	$13.71369	735
2015	$13.71369	$13.30676	735
2016	$13.30676	$13.99150	205
2017	$13.99150	$16.92694	204
2018	$16.92694	$14.10829	204

A-40

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$10.83748	0
2014	$10.83748	$10.85176	0
2015	$10.85176	$10.34343	0
2016	$10.34343	$11.32336	0
2017	$11.32336	$11.84855	0
2018	$11.84855	$11.27086	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.52207	$12.20454	0
2010	$12.20454	$13.70875	158
2011	$13.70875	$12.63359	168
2012	$12.63359	$13.79735	0
2013	$13.79735	$17.49448	0
2014	$17.49448	$17.98380	848
2015	$17.98380	$16.98876	0
2016	$16.98876	$18.96980	0
2017	$18.96980	$21.45909	0
2018	$21.45909	$18.72339	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.61530	$11.72166	0
2010	$11.72166	$14.68494	161
2011	$14.68494	$13.10208	155
2012	$13.10208	$14.39563	0
2013	$14.39563	$19.35678	0
2014	$19.35678	$20.51886	0
2015	$20.51886	$20.40759	0
2016	$20.40759	$20.20352	0
2017	$20.20352	$24.29126	0
2018	$24.29126	$22.50382	0
Invesco V.I. S&P 500 Index Fund - Series I
2009	$6.25316	$7.77612	0
2010	$7.77612	$8.79279	0
2011	$8.79279	$8.81527	0
2012	$8.81527	$10.03582	0
2013	$10.03582	$13.03060	0
2014	$13.03060	$14.53471	0
2015	$14.53471	$14.45404	0
2016	$14.45404	$15.85786	0
2017	$15.85786	$18.92811	0
2018	$18.92811	$17.73539	0
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$12.97784	$21.69668	0
2010	$21.69668	$25.42000	0
2011	$25.42000	$20.46361	0
2012	$20.46361	$24.16088	0
2013	$24.16088	$23.53828	0
2014	$23.53828	$22.12907	0
2015	$22.12907	$19.45306	0
2016	$19.45306	$20.43942	0
2017	$20.43942	$27.17523	0
2018	$27.17523	$22.07503	0

A-41

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$17.27800	0
2015	$17.27800	$14.66740	0
2016	$14.66740	$16.64247	0
2017	$16.64247	$18.50599	0
2018	$18.50599	$16.78393	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$7.67800	$10.01612	0
2010	$10.01612	$10.41956	0
2011	$10.41956	$9.87920	0
2012	$9.87920	$11.07023	0
2013	$11.07023	$12.63438	880
2014	$12.63438	$12.70427	880
2015	$12.70427	$11.70536	880
2016	$11.70536	$12.16493	245
2017	$12.16493	$13.90377	245
2018	$13.90377	$12.79454	244
Morgan Stanley VIF Growth Portfolio, Class I
2009	$4.65427	$7.58464	0
2010	$7.58464	$9.17266	0
2011	$9.17266	$8.77648	0
2012	$8.77648	$9.88053	0
2013	$9.88053	$14.40118	0
2014	$14.40118	$15.07708	0
2015	$15.07708	$16.65716	0
2016	$16.65716	$16.12849	0
2017	$16.12849	$22.72678	0
2018	$22.72678	$24.05489	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.62104	$14.93079	0
2010	$14.93079	$19.44637	0
2011	$19.44637	$17.77891	0
2012	$17.77891	$19.02036	0
2013	$19.02036	$25.74079	0
2014	$25.74079	$25.83582	0
2015	$25.83582	$23.93104	0
2016	$23.93104	$21.48831	0
2017	$21.48831	$29.35192	0
2018	$29.35192	$31.96559	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$16.11344	$20.35780	110
2010	$20.35780	$26.04313	87
2011	$26.04313	$27.15333	84
2012	$27.15333	$30.95915	190
2013	$30.95915	$31.09967	0
2014	$31.09967	$39.71107	0
2015	$39.71107	$39.93706	0
2016	$39.93706	$41.99136	0
2017	$41.99136	$42.62028	0
2018	$42.62028	$38.71183	0

A-42

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class X
2009	$12.74817	$15.38123	0
2010	$15.38123	$16.54469	0
2011	$16.54469	$17.10162	0
2012	$17.10162	$19.20521	0
2013	$19.20521	$19.09822	0
2014	$19.09822	$20.26246	0
2015	$20.26246	$19.52754	0
2016	$19.52754	$20.58359	0
2017	$20.58359	$21.60872	0
2018	$21.60872	$20.41424	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2009	$4.95193	$8.35072	4,156
2010	$8.35072	$10.50151	3,661
2011	$10.50151	$9.64020	3,640
2012	$9.64020	$10.66264	3,421
2013	$10.66264	$15.82296	1,610
2014	$15.82296	$16.46426	1,610
2015	$16.46426	$17.60002	1,610
2016	$17.60002	$16.73477	448
2017	$16.73477	$24.61052	448
2018	$24.61052	$27.43738	447
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.18171	0
2018	$11.18171	$10.07121	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05487	0
2017	$10.05487	$12.95648	0
2018	$12.95648	$13.05574	0
Putnam VT International Equity Fund - Class IB
2009	$7.44362	$9.13182	0
2010	$9.13182	$9.88999	0
2011	$9.88999	$8.08658	0
2012	$8.08658	$9.70397	0
2013	$9.70397	$12.23321	0
2014	$12.23321	$11.22528	0
2015	$11.22528	$11.06479	0
2016	$11.06479	$10.62459	0
2017	$10.62459	$13.23847	0
2018	$13.23847	$10.53925	0
Putnam VT Small Cap Value Fund - Class IB
2009	$8.32862	$10.78310	184
2010	$10.78310	$13.37217	178
2011	$13.37217	$12.54079	174
2012	$12.54079	$14.50237	432
2013	$14.50237	$19.92918	0
2014	$19.92918	$20.29039	0
2015	$20.29039	$19.12564	0
2016	$19.12564	$24.00279	0
2017	$24.00279	$25.48744	0
2018	$25.48744	$20.08656	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.48% and an administrative expense charge of 0.10%.

A-43

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
WITH THE PERFORMANCE BENEFIT COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION
Mortality & Expense = 1.49

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$8.24092	$9.76140	223,542
2010	$9.76140	$10.83716	168,992
2011	$10.83716	$11.31407	142,471
2012	$11.31407	$13.05539	128,308
2013	$13.05539	$17.29453	106,310
2014	$17.29453	$18.60309	88,889
2015	$18.60309	$18.57085	81,446
2016	$18.57085	$20.30222	72,927
2017	$20.30222	$23.69917	68,377
2018	$23.69917	$21.96001	65,316
AB VPS Growth Portfolio - Class B
2009	$4.31330	$5.64061	75,351
2010	$5.64061	$6.37311	63,639
2011	$6.37311	$6.33354	55,562
2012	$6.33354	$7.07986	53,083
2013	$7.07986	$9.31832	45,260
2014	$9.31832	$10.36028	40,276
2015	$10.36028	$11.09612	37,430
2016	$11.09612	$11.01461	26,486
2017	$11.01461	$14.54329	25,618
2018	$14.54329	$14.85215	23,413
AB VPS Large Cap Growth Portfolio - Class B
2009	$4.11631	$5.55468	99,920
2010	$5.55468	$6.00460	62,208
2011	$6.00460	$5.71666	56,651
2012	$5.71666	$6.53339	60,209
2013	$6.53339	$8.80954	52,628
2014	$8.80954	$9.87058	52,198
2015	$9.87058	$10.76943	51,249
2016	$10.76943	$10.84957	38,702
2017	$10.84957	$14.06132	35,975
2018	$14.06132	$14.15968	27,048
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.90927	172,679
2017	$9.90927	$9.81917	201,175
2018	$9.81917	$9.82308	319,009
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.24814	$12.34231	163,528
2010	$12.34231	$13.68717	150,025
2011	$13.68717	$13.79291	140,506
2012	$13.79291	$15.29239	139,861
2013	$15.29239	$17.14951	130,929
2014	$17.14951	$17.65809	117,670
2015	$17.65809	$16.15349	81,291
2016	$16.15349	$18.12902	68,143
2017	$18.12902	$19.56991	60,304
2018	$19.56991	$18.43055	49,684

A-44

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.75266	$10.85856	130,152
2010	$10.85856	$11.88380	99,776
2011	$11.88380	$11.57483	68,233
2012	$11.57483	$13.01446	66,316
2013	$13.01446	$16.42928	58,097
2014	$16.42928	$17.32176	49,492
2015	$17.32176	$16.20686	38,962
2016	$16.20686	$18.51348	32,949
2017	$18.51348	$19.74339	30,154
2018	$19.74339	$17.66852	23,133
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$8.26478	$10.50606	46,025
2010	$10.50606	$13.25878	39,403
2011	$13.25878	$12.55930	38,356
2012	$12.55930	$14.63362	34,071
2013	$14.63362	$19.62225	26,578
2014	$19.62225	$19.42296	23,619
2015	$19.42296	$17.70438	20,590
2016	$17.70438	$22.68641	16,664
2017	$22.68641	$24.70805	15,947
2018	$24.70805	$21.18493	10,836
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.95524	$13.42771	105,268
2010	$13.42771	$14.32707	95,100
2011	$14.32707	$12.60176	71,902
2012	$12.60176	$14.66388	71,990
2013	$14.66388	$17.74792	57,600
2014	$17.74792	$15.52339	49,711
2015	$15.52339	$14.28647	43,920
2016	$14.28647	$15.07067	41,769
2017	$15.07067	$17.30982	34,537
2018	$17.30982	$14.40459	24,407
Invesco V.I. American Franchise Fund - Series I
2009	$7.83157	$12.80079	287,580
2010	$12.80079	$15.09940	236,919
2011	$15.09940	$13.94371	206,610
2012	$13.94371	$15.60753	204,577
2013	$15.60753	$21.52705	182,993
2014	$21.52705	$22.97561	152,180
2015	$22.97561	$23.74536	134,044
2016	$23.74536	$23.90183	108,603
2017	$23.90183	$29.95836	75,839
2018	$29.95836	$28.41452	71,665
Invesco V.I. American Value Fund - Series I
2009	$8.73564	$11.96881	212,551
2010	$11.96881	$14.40019	177,591
2011	$14.40019	$14.30415	141,299
2012	$14.30415	$16.51440	100,340
2013	$16.51440	$21.82371	76,238
2014	$21.82371	$23.57385	65,470
2015	$23.57385	$21.08420	59,547
2016	$21.08420	$23.96789	52,275
2017	$23.96789	$25.94126	44,056
2018	$25.94126	$22.30061	37,353

A-45

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series I
2009	$8.63588	$10.94603	385,799
2010	$10.94603	$12.49479	320,208
2011	$12.49479	$12.07164	265,501
2012	$12.07164	$14.16576	231,376
2013	$14.16576	$18.95812	198,664
2014	$18.95812	$20.41045	141,825
2015	$20.41045	$18.88660	128,219
2016	$18.88660	$21.80515	108,343
2017	$21.80515	$25.29357	88,348
2018	$25.29357	$21.86452	77,865
Invesco V.I. Core Equity Fund - Series I
2009	$7.90103	$9.97694	43,323
2010	$9.97694	$10.75796	34,350
2011	$10.75796	$10.58191	27,716
2012	$10.58191	$11.86037	24,540
2013	$11.86037	$15.08770	22,450
2014	$15.08770	$16.05937	19,504
2015	$16.05937	$14.89398	16,953
2016	$14.89398	$16.16434	16,178
2017	$16.16434	$18.00624	10,487
2018	$18.00624	$16.05562	9,890
Invesco V.I. Diversified Dividend Fund - Series I
2009	$26.50426	$32.42615	279,580
2010	$32.42615	$35.26095	236,479
2011	$35.26095	$34.77633	212,415
2012	$34.77633	$40.63559	178,754
2013	$40.63559	$52.40767	147,872
2014	$52.40767	$58.19767	120,119
2015	$58.19767	$58.46331	104,731
2016	$58.46331	$66.06752	94,999
2017	$66.06752	$70.60417	81,755
2018	$70.60417	$64.22132	75,808
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$17.44076	48,105
2012	$17.44076	$19.32370	49,393
2013	$19.32370	$23.80855	45,667
2014	$23.80855	$25.55003	46,460
2015	$25.55003	$24.57015	48,634
2016	$24.57015	$27.84140	43,235
2017	$27.84140	$30.42643	40,607
2018	$30.42643	$27.09771	31,678
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$18.10558	123,558
2012	$18.10558	$20.26922	94,384
2013	$20.26922	$24.43923	78,579
2014	$24.43923	$24.21941	66,093
2015	$24.21941	$23.49837	58,366
2016	$23.49837	$24.70509	53,279
2017	$24.70509	$29.88530	43,131
2018	$29.88530	$24.90632	38,075

A-46

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$20.27822	49,573
2014	$20.27822	$20.30290	38,222
2015	$20.30290	$19.34992	36,295
2016	$19.34992	$21.18100	31,975
2017	$21.18100	$22.16122	31,058
2018	$22.16122	$21.07859	26,796
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.51828	$12.19847	46,022
2010	$12.19847	$13.70055	46,358
2011	$13.70055	$12.62477	32,784
2012	$12.62477	$13.78633	34,990
2013	$13.78633	$17.47876	33,492
2014	$17.47876	$17.96585	29,727
2015	$17.96585	$16.97011	28,490
2016	$16.97011	$18.94708	27,497
2017	$18.94708	$21.43125	26,151
2018	$21.43125	$18.69722	20,980
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.61297	$11.71692	16,149
2010	$11.71692	$14.67753	15,559
2011	$14.67753	$13.09417	14,267
2012	$13.09417	$14.38548	15,582
2013	$14.38548	$19.34121	14,605
2014	$19.34121	$20.50030	12,308
2015	$20.50030	$20.38709	12,483
2016	$20.38709	$20.18120	13,715
2017	$20.18120	$24.26201	10,121
2018	$24.26201	$22.47448	4,407
Invesco V.I. S&P 500 Index Fund - Series I
2009	$7.95313	$9.88913	495,886
2010	$9.88913	$11.18094	385,547
2011	$11.18094	$11.20842	331,470
2012	$11.20842	$12.75905	302,333
2013	$12.75905	$16.56481	260,498
2014	$16.56481	$18.47503	262,105
2015	$18.47503	$18.37065	226,249
2016	$18.37065	$20.15283	223,550
2017	$20.15283	$24.05222	234,349
2018	$24.05222	$22.53435	239,493
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$12.62650	$21.10718	117,646
2010	$21.10718	$24.72687	96,528
2011	$24.72687	$19.90364	81,558
2012	$19.90364	$23.49738	69,825
2013	$23.49738	$22.88959	55,521
2014	$22.88959	$21.51705	45,441
2015	$21.51705	$18.91315	40,740
2016	$18.91315	$19.87015	34,482
2017	$19.87015	$26.41573	30,462
2018	$26.41573	$21.45590	28,564

A-47

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$56.13604	44,750
2015	$56.13604	$47.64945	35,590
2016	$47.64945	$54.06036	30,932
2017	$54.06036	$60.10773	26,987
2018	$60.10773	$54.50897	25,923
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$8.09236	$10.55561	135,158
2010	$10.55561	$10.97970	113,963
2011	$10.97970	$10.40925	95,389
2012	$10.40925	$11.66302	81,110
2013	$11.66302	$13.30959	511,388
2014	$13.30959	$13.38189	437,201
2015	$13.38189	$12.32845	362,111
2016	$12.32845	$12.81121	332,052
2017	$12.81121	$14.64098	261,761
2018	$14.64098	$13.47158	225,495
Morgan Stanley VIF Growth Portfolio, Class I
2009	$6.51277	$10.61221	166,356
2010	$10.61221	$12.83283	126,520
2011	$12.83283	$12.27733	107,042
2012	$12.27733	$13.82040	90,652
2013	$13.82040	$20.14165	71,184
2014	$20.14165	$21.08486	61,717
2015	$21.08486	$23.29222	90,850
2016	$23.29222	$22.55071	94,379
2017	$22.55071	$31.77321	69,604
2018	$31.77321	$33.62657	58,617
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.61462	$14.91933	78,926
2010	$14.91933	$19.42951	56,735
2011	$19.42951	$17.76172	49,554
2012	$17.76172	$19.00005	33,106
2013	$19.00005	$25.71073	27,462
2014	$25.71073	$25.80307	22,143
2015	$25.80307	$23.89832	21,253
2016	$23.89832	$21.45678	18,526
2017	$21.45678	$29.30595	17,509
2018	$29.30595	$31.91231	14,580
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$16.72099	$21.12327	51,313
2010	$21.12327	$27.01968	42,151
2011	$27.01968	$28.16870	27,928
2012	$28.16870	$32.11361	27,134
2013	$32.11361	$32.25615	24,397
2014	$32.25615	$41.18366	18,982
2015	$41.18366	$41.41387	16,597
2016	$41.41387	$43.53978	13,363
2017	$43.53978	$44.18747	11,852
2018	$44.18747	$40.13127	10,803

A-48

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class X
2009	$23.83990	$28.76104	171,434
2010	$28.76104	$30.93346	134,937
2011	$30.93346	$31.97155	120,930
2012	$31.97155	$35.90058	92,924
2013	$35.90058	$35.69702	88,131
2014	$35.69702	$37.86933	76,796
2015	$37.86933	$36.49216	62,571
2016	$36.49216	$38.46180	62,140
2017	$38.46180	$40.37331	50,838
2018	$40.37331	$38.13774	41,006
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2009	$35.25594	$59.44800	191,605
2010	$59.44800	$74.75178	167,319
2011	$74.75178	$68.61405	147,870
2012	$68.61405	$75.88361	128,205
2013	$75.88361	$112.59715	138,375
2014	$112.59715	$117.14889	117,544
2015	$117.14889	$125.21773	103,401
2016	$125.21773	$119.04993	96,191
2017	$119.04993	$175.06002	80,013
2018	$175.06002	$195.14846	73,893
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.18099	12,013
2018	$11.18099	$10.06955	8,677
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05476	21,725
2017	$10.05476	$12.95503	18,065
2018	$12.95503	$13.05296	16,961
Putnam VT International Equity Fund - Class IB
2009	$6.78366	$8.32133	173,432
2010	$8.32133	$9.01132	116,793
2011	$9.01132	$7.36739	93,727
2012	$7.36739	$8.84005	78,133
2013	$8.84005	$11.14299	71,475
2014	$11.14299	$10.22386	58,544
2015	$10.22386	$10.07667	53,885
2016	$10.07667	$9.67481	47,606
2017	$9.67481	$12.05382	40,405
2018	$12.05382	$9.59517	27,039
Putnam VT Small Cap Value Fund - Class IB
2009	$8.32306	$10.77483	9,771
2010	$10.77483	$13.36057	11,262
2011	$13.36057	$12.52866	10,707
2012	$12.52866	$14.48689	11,297
2013	$14.48689	$19.90592	10,386
2014	$19.90592	$20.26468	10,474
2015	$20.26468	$19.09949	9,697
2016	$19.09949	$23.96758	9,067
2017	$23.96758	$25.44752	8,355
2018	$25.44752	$20.05308	4,553
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

A-49

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND ENHANCED
DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION
Mortality & Expense = 1.51

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$7.93083	$9.39223	18,409
2010	$9.39223	$10.42523	18,409
2011	$10.42523	$10.88182	17,372
2012	$10.88182	$12.55410	15,921
2013	$12.55410	$16.62714	2,059
2014	$16.62714	$17.88162	2,059
2015	$17.88162	$17.84707	2,059
2016	$17.84707	$19.50708	2,059
2017	$19.50708	$22.76645	2,059
2018	$22.76645	$21.09150	2,059
AB VPS Growth Portfolio - Class B
2009	$5.25747	$6.87393	1,516
2010	$6.87393	$7.76503	0
2011	$7.76503	$7.71528	0
2012	$7.71528	$8.62270	0
2013	$8.62270	$11.34669	0
2014	$11.34669	$12.61293	0
2015	$12.61293	$13.50607	0
2016	$13.50607	$13.40418	0
2017	$13.40418	$17.69487	0
2018	$17.69487	$18.06702	0
AB VPS Large Cap Growth Portfolio - Class B
2009	$5.13567	$6.92885	1,531
2010	$6.92885	$7.48858	523
2011	$7.48858	$7.12805	522
2012	$7.12805	$8.14479	521
2013	$8.14479	$10.98014	521
2014	$10.98014	$12.30016	520
2015	$12.30016	$13.41757	520
2016	$13.41757	$13.51472	519
2017	$13.51472	$17.51193	519
2018	$17.51193	$17.63088	519
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.90795	811
2017	$9.90795	$9.81591	757
2018	$9.81591	$9.81782	5,295
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.23947	$12.32829	1,883
2010	$12.32829	$13.66889	3,262
2011	$13.66889	$13.77174	3,443
2012	$13.77174	$15.26587	2,047
2013	$15.26587	$17.11637	4,322
2014	$17.11637	$17.62043	4,232
2015	$17.62043	$16.11582	4,232
2016	$16.11582	$18.08314	4,232
2017	$18.08314	$19.51648	4,232
2018	$19.51648	$18.37654	2,349

A-50

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.74392	$10.84554	1,885
2010	$10.84554	$11.86719	2,100
2011	$11.86719	$11.55633	3,143
2012	$11.55633	$12.99106	2,080
2013	$12.99106	$16.39647	1,993
2014	$16.39647	$17.28371	1,885
2015	$17.28371	$16.16801	2,515
2016	$16.16801	$18.46543	2,515
2017	$18.46543	$19.68822	2,515
2018	$19.68822	$17.61560	629
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$8.25872	$10.49626	615
2010	$10.49626	$13.24378	615
2011	$13.24378	$12.54259	615
2012	$12.54259	$14.61124	615
2013	$14.61124	$19.58834	615
2014	$19.58834	$19.38551	615
2015	$19.38551	$17.66671	1,193
2016	$17.66671	$22.63363	1,193
2017	$22.63363	$24.64565	1,193
2018	$24.64565	$21.12717	1,193
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.94536	$13.41171	0
2010	$13.41171	$14.30715	0
2011	$14.30715	$12.58173	0
2012	$12.58173	$14.63764	0
2013	$14.63764	$17.71264	0
2014	$17.71264	$15.48942	0
2015	$15.48942	$14.25235	0
2016	$14.25235	$15.03168	0
2017	$15.03168	$17.26160	0
2018	$17.26160	$14.36157	0
Invesco V.I. American Franchise Fund - Series I
2009	$3.61124	$5.90143	1,457
2010	$5.90143	$6.95975	612
2011	$6.95975	$6.42577	0
2012	$6.42577	$7.19107	279
2013	$7.19107	$9.91647	278
2014	$9.91647	$10.58163	277
2015	$10.58163	$10.93396	276
2016	$10.93396	$11.00381	258
2017	$11.00381	$13.78934	246
2018	$13.78934	$13.07610	246
Invesco V.I. American Value Fund - Series I
2009	$8.80159	$12.05676	2,142
2010	$12.05676	$14.50311	2,124
2011	$14.50311	$14.40351	2,120
2012	$14.40351	$16.62578	2,109
2013	$16.62578	$21.96651	2,092
2014	$21.96651	$23.72335	2,086
2015	$23.72335	$21.21367	2,096
2016	$21.21367	$24.11026	2,088
2017	$24.11026	$26.09017	2,094
2018	$26.09017	$22.42410	0

A-51

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series I
2009	$8.62437	$10.92926	5,898
2010	$10.92926	$12.47315	5,898
2011	$12.47315	$12.04832	5,223
2012	$12.04832	$14.13556	5,223
2013	$14.13556	$18.91392	5,223
2014	$18.91392	$20.35879	5,216
2015	$20.35879	$18.83502	5,216
2016	$18.83502	$21.74126	5,216
2017	$21.74126	$25.21443	5,216
2018	$25.21443	$21.79171	3,469
Invesco V.I. Core Equity Fund - Series I
2009	$7.89680	$9.96960	0
2010	$9.96960	$10.74790	0
2011	$10.74790	$10.56991	0
2012	$10.56991	$11.84455	0
2013	$11.84455	$15.06457	0
2014	$15.06457	$16.03155	0
2015	$16.03155	$14.86521	0
2016	$14.86521	$16.12990	0
2017	$16.12990	$17.96430	0
2018	$17.96430	$16.01501	0
Invesco V.I. Diversified Dividend Fund - Series I
2009	$7.74118	$9.46891	63,471
2010	$9.46891	$10.29464	62,233
2011	$10.29464	$10.15113	59,867
2012	$10.15113	$11.85905	57,377
2013	$11.85905	$15.29154	42,522
2014	$15.29154	$16.97756	31,582
2015	$16.97756	$17.05164	32,643
2016	$17.05164	$19.26568	31,111
2017	$19.26568	$20.58448	29,527
2018	$20.58448	$18.71981	27,066
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$14.05525	0
2012	$14.05525	$15.56959	0
2013	$15.56959	$19.17930	0
2014	$19.17930	$20.57806	0
2015	$20.57806	$19.78490	0
2016	$19.78490	$22.41458	0
2017	$22.41458	$24.49085	0
2018	$24.49085	$21.80710	0
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.24999	11,035
2012	$10.24999	$11.47257	10,659
2013	$11.47257	$13.83006	9,239
2014	$13.83006	$13.70293	7,751
2015	$13.70293	$13.29232	7,479
2016	$13.29232	$13.97214	7,401
2017	$13.97214	$16.89848	6,114
2018	$16.89848	$14.08031	5,854

A-52

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$12.32285	1,434
2014	$12.32285	$12.33539	1,432
2015	$12.33539	$11.75405	1,429
2016	$11.75405	$12.86375	1,427
2017	$12.86375	$13.45637	1,425
2018	$13.45637	$12.79643	1,423
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.50867	$12.18371	816
2010	$12.18371	$13.68124	816
2011	$13.68124	$12.60446	816
2012	$12.60446	$13.76140	816
2013	$13.76140	$17.44366	816
2014	$17.44366	$17.92618	816
2015	$17.92618	$16.92925	816
2016	$16.92925	$18.89770	816
2017	$18.89770	$21.37114	816
2018	$21.37114	$18.64103	816
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.60465	$11.70176	0
2010	$11.70176	$14.65562	0
2011	$14.65562	$13.07202	0
2012	$13.07202	$14.35828	0
2013	$14.35828	$19.30077	0
2014	$19.30077	$20.45335	0
2015	$20.45335	$20.33633	0
2016	$20.33633	$20.12695	0
2017	$20.12695	$24.19196	0
2018	$24.19196	$22.40507	0
Invesco V.I. S&P 500 Index Fund - Series I
2009	$6.75682	$8.39992	4,482
2010	$8.39992	$9.49531	3,697
2011	$9.49531	$9.51673	3,697
2012	$9.51673	$10.83115	3,697
2013	$10.83115	$14.05904	3,697
2014	$14.05904	$15.67716	3,697
2015	$15.67716	$15.58547	3,697
2016	$15.58547	$17.09405	3,697
2017	$17.09405	$20.39755	3,697
2018	$20.39755	$19.10647	0
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$14.71931	$24.60074	1,080
2010	$24.60074	$28.81379	1,517
2011	$28.81379	$23.18873	1,517
2012	$23.18873	$27.37014	1,517
2013	$27.37014	$26.65684	1,517
2014	$26.65684	$25.05340	1,080
2015	$25.05340	$22.01713	1,080
2016	$22.01713	$23.12657	1,080
2017	$23.12657	$30.73875	1,080
2018	$30.73875	$24.96221	1,080

A-53

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$17.40503	13,607
2015	$17.40503	$14.77081	13,217
2016	$14.77081	$16.75478	11,180
2017	$16.75478	$18.62531	9,637
2018	$18.62531	$16.88704	9,635
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$7.94004	$10.35485	1,857
2010	$10.35485	$10.76870	1,877
2011	$10.76870	$10.20719	1,882
2012	$10.20719	$11.43433	1,883
2013	$11.43433	$13.04602	19,812
2014	$13.04602	$13.11425	19,047
2015	$13.11425	$12.07946	18,974
2016	$12.07946	$12.54997	18,884
2017	$12.54997	$14.33955	17,673
2018	$14.33955	$13.19157	14,421
Morgan Stanley VIF Growth Portfolio, Class I
2009	$5.31526	$8.65920	2,721
2010	$8.65920	$10.46907	2,721
2011	$10.46907	$10.01390	0
2012	$10.01390	$11.27024	0
2013	$11.27024	$16.42180	0
2014	$16.42180	$17.18738	0
2015	$17.18738	$18.98292	0
2016	$18.98292	$18.37493	0
2017	$18.37493	$25.88453	0
2018	$25.88453	$27.38888	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.60181	$14.89648	2,108
2010	$14.89648	$19.39587	2,108
2011	$19.39587	$17.72743	2,108
2012	$17.72743	$18.95957	2,108
2013	$18.95957	$25.65082	2,108
2014	$25.65082	$25.73779	2,108
2015	$25.73779	$23.83308	2,108
2016	$23.83308	$21.39394	2,108
2017	$21.39394	$29.21429	2,108
2018	$29.21429	$31.80611	2,108
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$14.99074	$18.93369	314
2010	$18.93369	$24.21406	314
2011	$24.21406	$25.23874	169
2012	$25.23874	$28.76755	169
2013	$28.76755	$28.88945	169
2014	$28.88945	$36.87779	169
2015	$36.87779	$37.07653	455
2016	$37.07653	$38.97203	455
2017	$38.97203	$39.54389	455
2018	$39.54389	$35.90671	455

A-54

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class X
2009	$12.24820	$14.77358	1,233
2010	$14.77358	$15.88631	938
2011	$15.88631	$16.41617	1,295
2012	$16.41617	$18.42989	1,171
2013	$18.42989	$18.32172	760
2014	$18.32172	$19.43279	625
2015	$19.43279	$18.72235	625
2016	$18.72235	$19.72894	624
2017	$19.72894	$20.70532	643
2018	$20.70532	$19.55488	387
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2009	$5.39616	$9.09709	84,283
2010	$9.09709	$11.43670	82,229
2011	$11.43670	$10.49556	76,575
2012	$10.49556	$11.60522	72,917
2013	$11.60522	$17.21656	47,060
2014	$17.21656	$17.90896	34,347
2015	$17.90896	$19.13865	33,965
2016	$19.13865	$18.19232	33,798
2017	$18.19232	$26.74603	31,337
2018	$26.74603	$29.80918	26,972
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.17956	0
2018	$11.17956	$10.06625	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05452	733
2017	$10.05452	$12.95217	685
2018	$12.95217	$13.04745	685
Putnam VT International Equity Fund - Class IB
2009	$7.70426	$9.44871	2,759
2010	$9.44871	$10.23011	2,759
2011	$10.23011	$8.36217	2,759
2012	$8.36217	$10.03165	2,649
2013	$10.03165	$12.64250	2,555
2014	$12.64250	$11.59737	2,518
2015	$11.59737	$11.42812	2,368
2016	$11.42812	$10.97018	2,368
2017	$10.97018	$13.66499	2,284
2018	$13.66499	$10.87551	2,284
Putnam VT Small Cap Value Fund - Class IB
2009	$8.31197	$10.75830	2,094
2010	$10.75830	$13.33741	2,094
2011	$13.33741	$12.50446	2,094
2012	$12.50446	$14.45600	2,094
2013	$14.45600	$19.85950	2,094
2014	$19.85950	$20.21339	2,094
2015	$20.21339	$19.04734	2,094
2016	$19.04734	$23.89737	2,094
2017	$23.89737	$25.36791	2,094
2018	$25.36791	$19.98632	2,094
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.51% and an administrative expense charge of 0.10%.

A-55

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH INCOME BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.55

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$7.58692	$8.98135	535
2010	$8.98135	$9.96517	535
2011	$9.96517	$10.39747	0
2012	$10.39747	$11.99053	0
2013	$11.99053	$15.87439	0
2014	$15.87439	$17.06525	0
2015	$17.06525	$17.02546	0
2016	$17.02546	$18.60163	0
2017	$18.60163	$21.70108	0
2018	$21.70108	$20.09641	0
AB VPS Growth Portfolio - Class B
2009	$4.67669	$6.11215	0
2010	$6.11215	$6.90174	0
2011	$6.90174	$6.85478	0
2012	$6.85478	$7.65792	0
2013	$7.65792	$10.07311	0
2014	$10.07311	$11.19276	0
2015	$11.19276	$11.98054	0
2016	$11.98054	$11.88541	0
2017	$11.88541	$15.68368	0
2018	$15.68368	$16.00710	0
AB VPS Large Cap Growth Portfolio - Class B
2009	$4.61196	$6.21979	0
2010	$6.21979	$6.71956	0
2011	$6.71956	$6.39349	0
2012	$6.39349	$7.30252	0
2013	$7.30252	$9.84073	0
2014	$9.84073	$11.01936	0
2015	$11.01936	$12.01561	0
2016	$12.01561	$12.09779	0
2017	$12.09779	$15.66967	0
2018	$15.66967	$15.76976	0
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.90528	72
2017	$9.90528	$9.80935	1,165
2018	$9.80935	$9.80734	1,164
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.22248	$12.30070	0
2010	$12.30070	$13.63286	0
2011	$13.63286	$13.72998	0
2012	$13.72998	$15.21347	0
2013	$15.21347	$17.05079	0
2014	$17.05079	$17.54592	0
2015	$17.54592	$16.04125	0
2016	$16.04125	$17.99229	0
2017	$17.99229	$19.41070	0
2018	$19.41070	$18.26958	0

A-56

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.72829	$10.82183	17
2010	$10.82183	$11.83651	0
2011	$11.83651	$11.52185	0
2012	$11.52185	$12.94711	0
2013	$12.94711	$16.33447	0
2014	$16.33447	$17.21148	0
2015	$17.21148	$16.09401	0
2016	$16.09401	$18.37358	0
2017	$18.37358	$19.58247	0
2018	$19.58247	$17.51394	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$8.24657	$10.47663	0
2010	$10.47663	$13.21374	0
2011	$13.21374	$12.50915	0
2012	$12.50915	$14.56642	0
2013	$14.56642	$19.52044	0
2014	$19.52044	$19.31059	0
2015	$19.31059	$17.59139	0
2016	$17.59139	$22.52815	0
2017	$22.52815	$24.52101	1,342
2018	$24.52101	$21.01186	1,341
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.92657	$13.38101	0
2010	$13.38101	$14.26870	0
2011	$14.26870	$12.54290	0
2012	$12.54290	$14.58660	0
2013	$14.58660	$17.64383	0
2014	$17.64383	$15.42309	0
2015	$15.42309	$14.18564	0
2016	$14.18564	$14.95536	0
2017	$14.95536	$17.16710	0
2018	$17.16710	$14.27719	0
Invesco V.I. American Franchise Fund - Series I
2009	$2.96814	$4.84856	0
2010	$4.84856	$5.71579	0
2011	$5.71579	$5.27515	0
2012	$5.27515	$5.90105	2,094
2013	$5.90105	$8.13431	2,093
2014	$8.13431	$8.67647	2,093
2015	$8.67647	$8.96179	2,092
2016	$8.96179	$9.01544	2,092
2017	$9.01544	$11.29312	2,091
2018	$11.29312	$10.70470	2,091
Invesco V.I. American Value Fund - Series I
2009	$8.36031	$11.44771	587
2010	$11.44771	$13.76498	587
2011	$13.76498	$13.66500	0
2012	$13.66500	$15.76700	0
2013	$15.76700	$20.82356	0
2014	$20.82356	$22.48000	0
2015	$22.48000	$20.09381	0
2016	$20.09381	$22.82838	0
2017	$22.82838	$24.69316	0
2018	$24.69316	$21.21485	0

A-57

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series I
2009	$8.60139	$10.89578	5,109
2010	$10.89578	$12.42997	5,104
2011	$12.42997	$12.00183	5,100
2012	$12.00183	$14.07537	5,096
2013	$14.07537	$18.82586	4,700
2014	$18.82586	$20.25590	4,698
2015	$20.25590	$18.73233	4,697
2016	$18.73233	$21.61410	4,696
2017	$21.61410	$25.05696	0
2018	$25.05696	$21.64691	0
Invesco V.I. Core Equity Fund - Series I
2009	$7.88834	$9.95495	0
2010	$9.95495	$10.72782	0
2011	$10.72782	$10.54594	0
2012	$10.54594	$11.81295	0
2013	$11.81295	$15.01838	0
2014	$15.01838	$15.97601	0
2015	$15.97601	$14.80778	0
2016	$14.80778	$16.06117	0
2017	$16.06117	$17.88062	0
2018	$17.88062	$15.93399	0
Invesco V.I. Diversified Dividend Fund - Series I
2009	$7.66309	$9.36965	2,482
2010	$9.36965	$10.18267	2,481
2011	$10.18267	$10.03670	2,479
2012	$10.03670	$11.72068	1,018
2013	$11.72068	$15.10708	1,017
2014	$15.10708	$16.76605	0
2015	$16.76605	$16.83248	0
2016	$16.83248	$19.01049	0
2017	$19.01049	$20.30372	0
2018	$20.30372	$18.45706	0
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$13.64806	374
2012	$13.64806	$15.11245	374
2013	$15.11245	$18.60875	374
2014	$18.60875	$19.95792	374
2015	$19.95792	$19.18100	373
2016	$19.18100	$21.72175	373
2017	$21.72175	$23.72439	1,345
2018	$23.72439	$21.11613	1,344
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.16909	0
2012	$10.16909	$11.37747	0
2013	$11.37747	$13.70995	0
2014	$13.70995	$13.57849	0
2015	$13.57849	$13.16634	0
2016	$13.16634	$13.83420	0
2017	$13.83420	$16.72498	0
2018	$16.72498	$13.93012	0

A-58

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$10.73814	0
2014	$10.73814	$10.74477	0
2015	$10.74477	$10.23430	0
2016	$10.23430	$11.19607	0
2017	$11.19607	$11.70720	0
2018	$11.70720	$11.12856	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.49084	$12.15601	0
2010	$12.15601	$13.64469	0
2011	$13.64469	$12.56578	0
2012	$12.56578	$13.71365	0
2013	$13.71365	$17.37620	0
2014	$17.37620	$17.84970	0
2015	$17.84970	$16.85027	0
2016	$16.85027	$18.80203	0
2017	$18.80203	$21.25448	0
2018	$21.25448	$18.53180	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.59031	$11.67504	0
2010	$11.67504	$14.61631	0
2011	$14.61631	$13.03175	0
2012	$13.03175	$14.30831	0
2013	$14.30831	$19.22592	0
2014	$19.22592	$20.36588	0
2015	$20.36588	$20.24127	0
2016	$20.24127	$20.02487	0
2017	$20.02487	$24.05967	0
2018	$24.05967	$22.27359	0
Invesco V.I. S&P 500 Index Fund - Series I
2009	$6.21756	$7.72643	2,687
2010	$7.72643	$8.73050	2,683
2011	$8.73050	$8.74671	2,679
2012	$8.74671	$9.95079	2,676
2013	$9.95079	$12.91116	2,673
2014	$12.91116	$14.39142	2,671
2015	$14.39142	$14.30153	2,669
2016	$14.30153	$15.67957	2,666
2017	$15.67957	$18.70225	2,665
2018	$18.70225	$17.51143	2,663
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$12.90394	$21.55806	0
2010	$21.55806	$25.23996	0
2011	$25.23996	$20.30447	0
2012	$20.30447	$23.95618	0
2013	$23.95618	$23.32251	0
2014	$23.32251	$21.91088	0
2015	$21.91088	$19.24777	0
2016	$19.24777	$20.20960	0
2017	$20.20960	$26.85094	0
2018	$26.85094	$21.79623	0

A-59

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$17.10777	0
2015	$17.10777	$14.51272	0
2016	$14.51272	$16.45547	0
2017	$16.45547	$18.28529	0
2018	$18.28529	$16.57210	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$7.63434	$9.95220	0
2010	$9.95220	$10.34584	0
2011	$10.34584	$9.80247	0
2012	$9.80247	$10.97655	0
2013	$10.97655	$12.51870	8,167
2014	$12.51870	$12.57915	7,045
2015	$12.57915	$11.58195	7,041
2016	$11.58195	$12.02828	7,038
2017	$12.02828	$13.73800	7,034
2018	$13.73800	$12.63309	881
Morgan Stanley VIF Growth Portfolio, Class I
2009	$4.62777	$7.53618	0
2010	$7.53618	$9.10769	0
2011	$9.10769	$8.70823	0
2012	$8.70823	$9.79684	0
2013	$9.79684	$14.26922	0
2014	$14.26922	$14.92848	0
2015	$14.92848	$16.48145	0
2016	$16.48145	$15.94722	0
2017	$15.94722	$22.45570	0
2018	$22.45570	$23.75122	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.57622	$14.85084	20
2010	$14.85084	$19.32873	0
2011	$19.32873	$17.65902	0
2012	$17.65902	$18.87884	0
2013	$18.87884	$25.53141	0
2014	$25.53141	$25.60773	0
2015	$25.60773	$23.70317	0
2016	$23.70317	$21.26884	0
2017	$21.26884	$29.03190	0
2018	$29.03190	$31.59481	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$16.02176	$20.22781	90
2010	$20.22781	$25.85878	89
2011	$25.85878	$26.94231	88
2012	$26.94231	$30.69700	88
2013	$30.69700	$30.81475	87
2014	$30.81475	$39.31976	86
2015	$39.31976	$39.51585	86
2016	$39.51585	$41.51951	85
2017	$41.51951	$42.11197	85
2018	$42.11197	$38.22319	84

A-60

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class X
2009	$12.67566	$15.28307	5,000
2010	$15.28307	$16.42761	4,999
2011	$16.42761	$16.96876	4,665
2012	$16.96876	$19.04262	4,664
2013	$19.04262	$18.92329	4,663
2014	$18.92329	$20.06282	4,662
2015	$20.06282	$19.32161	4,661
2016	$19.32161	$20.35230	4,661
2017	$20.35230	$21.35101	4,660
2018	$21.35101	$20.15659	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2009	$4.92375	$8.29738	9,196
2010	$8.29738	$10.42714	9,189
2011	$10.42714	$9.56527	8,318
2012	$9.56527	$10.57233	6,386
2013	$10.57233	$15.67798	8,640
2014	$15.67798	$16.30199	8,636
2015	$16.30199	$17.41438	8,632
2016	$17.41438	$16.54670	8,629
2017	$16.54670	$24.31699	10,642
2018	$24.31699	$27.09104	10,639
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.17671	0
2018	$11.17671	$10.05963	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05406	0
2017	$10.05406	$12.94641	0
2018	$12.94641	$13.03640	0
Putnam VT International Equity Fund - Class IB
2009	$7.40126	$9.07348	366
2010	$9.07348	$9.81994	366
2011	$9.81994	$8.02368	0
2012	$8.02368	$9.62173	0
2013	$9.62173	$12.12107	0
2014	$12.12107	$11.11459	0
2015	$11.11459	$10.94801	0
2016	$10.94801	$10.50510	0
2017	$10.50510	$13.08046	0
2018	$13.08046	$10.40611	0
Putnam VT Small Cap Value Fund - Class IB
2009	$8.28982	$10.72535	0
2010	$10.72535	$13.29125	0
2011	$13.29125	$12.45620	0
2012	$12.45620	$14.39445	0
2013	$14.39445	$19.76705	0
2014	$19.76705	$20.11124	0
2015	$20.11124	$18.94351	0
2016	$18.94351	$23.75762	0
2017	$23.75762	$25.20951	0
2018	$25.20951	$19.85352	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

A-61

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE ENHANCED DEATH BENEFIT,
THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION
Mortality & Expense = 1.58

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$7.88632	$9.33298	26,782
2010	$9.33298	$10.35222	26,050
2011	$10.35222	$10.79807	15,341
2012	$10.79807	$12.44875	15,043
2013	$12.44875	$16.47608	14,537
2014	$16.47608	$17.70679	11,536
2015	$17.70679	$17.66021	1,029
2016	$17.66021	$19.28937	1,012
2017	$19.28937	$22.49667	1,005
2018	$22.49667	$20.82690	975
AB VPS Growth Portfolio - Class B
2009	$5.22793	$6.83054	0
2010	$6.83054	$7.71063	0
2011	$7.71063	$7.65588	0
2012	$7.65588	$8.55031	0
2013	$8.55031	$11.24357	0
2014	$11.24357	$12.48957	0
2015	$12.48957	$13.36461	0
2016	$13.36461	$13.25454	0
2017	$13.25454	$17.48514	0
2018	$17.48514	$17.84032	0
AB VPS Large Cap Growth Portfolio - Class B
2009	$5.10682	$6.88511	5,482
2010	$6.88511	$7.43612	5,523
2011	$7.43612	$7.07316	1,133
2012	$7.07316	$8.07641	1,132
2013	$8.07641	$10.88034	1,132
2014	$10.88034	$12.17984	32
2015	$12.17984	$13.27702	32
2016	$13.27702	$13.36382	32
2017	$13.36382	$17.30433	0
2018	$17.30433	$17.40961	0
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.90330	27,360
2017	$9.90330	$9.80446	26,791
2018	$9.80446	$9.79948	37,645
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.20868	$12.27862	0
2010	$12.27862	$13.60430	0
2011	$13.60430	$13.69710	0
2012	$13.69710	$15.17247	0
2013	$15.17247	$16.99975	0
2014	$16.99975	$17.48815	0
2015	$17.48815	$15.98362	0
2016	$15.98362	$17.92230	0
2017	$17.92230	$19.32942	0
2018	$19.32942	$18.18760	0

A-62

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.71524	$10.80241	0
2010	$10.80241	$11.81174	0
2011	$11.81174	$11.49431	0
2012	$11.49431	$12.91228	0
2013	$12.91228	$16.28566	0
2014	$16.28566	$17.15489	0
2015	$17.15489	$16.03629	0
2016	$16.03629	$18.30220	0
2017	$18.30220	$19.50057	0
2018	$19.50057	$17.43544	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$8.23748	$10.46195	0
2010	$10.46195	$13.19126	0
2011	$13.19126	$12.48414	0
2012	$12.48414	$14.53294	0
2013	$14.53294	$19.46974	0
2014	$19.46974	$19.25465	0
2015	$19.25465	$17.53518	0
2016	$17.53518	$22.44943	0
2017	$22.44943	$24.42802	0
2018	$24.42802	$20.92586	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.91260	$13.35818	232
2010	$13.35818	$14.24008	237
2011	$14.24008	$12.51399	253
2012	$12.51399	$14.54861	249
2013	$14.54861	$17.59259	264
2014	$17.59259	$15.37367	310
2015	$15.37367	$14.13594	322
2016	$14.13594	$14.89852	331
2017	$14.89852	$17.09674	335
2018	$17.09674	$14.21439	358
Invesco V.I. American Franchise Fund - Series I
2009	$3.59098	$5.86421	2,617
2010	$5.86421	$6.91102	2,556
2011	$6.91102	$6.37632	2,605
2012	$6.37632	$7.13073	3,577
2013	$7.13073	$9.82639	3,283
2014	$9.82639	$10.47818	1,381
2015	$10.47818	$10.81948	1,146
2016	$10.81948	$10.88100	1,196
2017	$10.88100	$13.62594	1,081
2018	$13.62594	$12.91206	1,096
Invesco V.I. American Value Fund - Series I
2009	$8.75219	$11.98070	15,162
2010	$11.98070	$14.40154	14,795
2011	$14.40154	$14.29266	14,644
2012	$14.29266	$16.48626	14,413
2013	$16.48626	$21.76694	14,097
2014	$21.76694	$23.49138	11,859
2015	$23.49138	$20.99154	557
2016	$20.99154	$23.84113	557
2017	$23.84113	$25.78094	557
2018	$25.78094	$22.14272	557

A-63

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series I
2009	$8.58418	$10.87070	9,714
2010	$10.87070	$12.39764	8,934
2011	$12.39764	$11.96703	8,645
2012	$11.96703	$14.03034	4,954
2013	$14.03034	$18.76001	4,413
2014	$18.76001	$20.17900	1,772
2015	$20.17900	$18.65562	1,810
2016	$18.65562	$21.51914	1,735
2017	$21.51914	$24.93943	1,738
2018	$24.93943	$21.53886	1,767
Invesco V.I. Core Equity Fund - Series I
2009	$7.88201	$9.94398	0
2010	$9.94398	$10.71278	0
2011	$10.71278	$10.52800	0
2012	$10.52800	$11.78931	0
2013	$11.78931	$14.98382	0
2014	$14.98382	$15.93447	0
2015	$15.93447	$14.76485	0
2016	$14.76485	$16.00981	0
2017	$16.00981	$17.81811	0
2018	$17.81811	$15.87349	0
Invesco V.I. Diversified Dividend Fund - Series I
2009	$7.69772	$9.40917	18,453
2010	$9.40917	$10.22256	16,248
2011	$10.22256	$10.07301	15,317
2012	$10.07301	$11.75953	15,101
2013	$11.75953	$15.15262	14,666
2014	$15.15262	$16.81154	13,581
2015	$16.81154	$16.87309	8,015
2016	$16.87309	$19.05064	7,931
2017	$19.05064	$20.34053	7,257
2018	$20.34053	$18.48494	7,286
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$13.94712	0
2012	$13.94712	$15.43896	0
2013	$15.43896	$19.00509	0
2014	$19.00509	$20.37688	0
2015	$20.37688	$19.57776	0
2016	$19.57776	$22.16443	0
2017	$22.16443	$24.20064	0
2018	$24.20064	$21.53352	0
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.17112	12,880
2012	$10.17112	$11.37632	12,823
2013	$11.37632	$13.70444	12,775
2014	$13.70444	$13.56896	10,785
2015	$13.56896	$13.15316	10,657
2016	$13.15316	$13.81622	10,655
2017	$13.81622	$16.69825	9,537
2018	$16.69825	$13.90367	9,536

A-64

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$12.21095	81
2014	$12.21095	$12.21482	77
2015	$12.21482	$11.63100	0
2016	$11.63100	$12.72022	0
2017	$12.72022	$13.29695	0
2018	$13.29695	$12.63594	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.47746	$12.13522	0
2010	$12.13522	$13.61727	0
2011	$13.61727	$12.53676	0
2012	$12.53676	$13.67787	0
2013	$13.67787	$17.32567	0
2014	$17.32567	$17.79246	0
2015	$17.79246	$16.79121	0
2016	$16.79121	$18.73053	0
2017	$18.73053	$21.16732	0
2018	$21.16732	$18.45024	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.57963	$11.65513	0
2010	$11.65513	$14.58701	0
2011	$14.58701	$13.00173	0
2012	$13.00173	$14.27105	0
2013	$14.27105	$19.17010	0
2014	$19.17010	$20.30066	0
2015	$20.30066	$20.17039	0
2016	$20.17039	$19.94878	0
2017	$19.94878	$23.96109	0
2018	$23.96109	$22.17565	0
Invesco V.I. S&P 500 Index Fund - Series I
2009	$6.71893	$8.34698	9,427
2010	$8.34698	$9.42886	9,426
2011	$9.42886	$9.44355	9,425
2012	$9.44355	$10.74033	9,425
2013	$10.74033	$13.93142	9,425
2014	$13.93142	$15.52399	9,424
2015	$15.52399	$15.42240	0
2016	$15.42240	$16.90340	0
2017	$16.90340	$20.15598	0
2018	$20.15598	$18.86690	0
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$14.63671	$24.44558	6,823
2010	$24.44558	$28.61206	6,697
2011	$28.61206	$23.01029	6,842
2012	$23.01029	$27.14047	6,855
2013	$27.14047	$26.41466	6,948
2014	$26.41466	$24.80841	5,224
2015	$24.80841	$21.78657	5,223
2016	$21.78657	$22.86843	5,223
2017	$22.86843	$30.37446	5,222
2018	$30.37446	$24.64901	5,221

A-65

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$17.23487	1,236
2015	$17.23487	$14.61615	871
2016	$14.61615	$16.56779	871
2017	$16.56779	$18.40460	0
2018	$18.40460	$16.67519	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$7.89549	$10.28954	1,473
2010	$10.28954	$10.69332	1,595
2011	$10.69332	$10.12867	1,631
2012	$10.12867	$11.33841	320
2013	$11.33841	$12.92752	20,359
2014	$12.92752	$12.98604	14,660
2015	$12.98604	$11.95301	3,116
2016	$11.95301	$12.40992	3,040
2017	$12.40992	$14.16965	2,882
2018	$14.16965	$13.02609	2,675
Morgan Stanley VIF Growth Portfolio, Class I
2009	$5.28544	$8.60459	12,956
2010	$8.60459	$10.39578	12,955
2011	$10.39578	$9.93684	12,954
2012	$9.93684	$11.17566	12,954
2013	$11.17566	$16.27262	12,953
2014	$16.27262	$17.01933	12,953
2015	$17.01933	$18.78417	12,952
2016	$18.78417	$18.16986	12,951
2017	$18.16986	$25.57781	12,951
2018	$25.57781	$27.04530	12,951
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.55709	$14.81673	525
2010	$14.81673	$19.27854	520
2011	$19.27854	$17.60788	520
2012	$17.60788	$18.81851	519
2013	$18.81851	$25.44219	519
2014	$25.44219	$25.51060	519
2015	$25.51060	$23.60617	519
2016	$23.60617	$21.17546	518
2017	$21.17546	$28.89579	518
2018	$28.89579	$31.43720	518
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$14.90664	$18.81427	0
2010	$18.81427	$24.04454	0
2011	$24.04454	$25.04455	0
2012	$25.04455	$28.52620	0
2013	$28.52620	$28.62704	0
2014	$28.62704	$36.51729	0
2015	$36.51729	$36.68840	0
2016	$36.68840	$38.53716	0
2017	$38.53716	$39.07537	0
2018	$39.07537	$35.45631	0

A-66

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class X
2009	$12.17952	$14.68047	2,761
2010	$14.68047	$15.77515	2,664
2011	$15.77515	$16.28993	2,531
2012	$16.28993	$18.27533	2,398
2013	$18.27533	$18.15536	2,661
2014	$18.15536	$19.24287	68
2015	$19.24287	$18.52639	0
2016	$18.52639	$19.50883	0
2017	$19.50883	$20.46003	0
2018	$20.46003	$19.30962	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2009	$5.36587	$9.03972	19,950
2010	$9.03972	$11.35663	15,438
2011	$11.35663	$10.41480	14,413
2012	$10.41480	$11.50784	12,080
2013	$11.50784	$17.06015	13,286
2014	$17.06015	$17.73385	12,212
2015	$17.73385	$18.93824	10,349
2016	$18.93824	$17.98926	10,378
2017	$17.98926	$26.42907	8,944
2018	$26.42907	$29.43519	8,902
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.17457	0
2018	$11.17457	$10.05466	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05372	24
2017	$10.05372	$12.94209	0
2018	$12.94209	$13.02813	0
Putnam VT International Equity Fund - Class IB
2009	$7.66101	$9.38910	2,827
2010	$9.38910	$10.15847	2,830
2011	$10.15847	$8.29780	383
2012	$8.29780	$9.94745	366
2013	$9.94745	$12.52763	369
2014	$12.52763	$11.48395	413
2015	$11.48395	$11.30844	404
2016	$11.30844	$10.84771	456
2017	$10.84771	$13.50302	421
2018	$13.50302	$10.73903	473
Putnam VT Small Cap Value Fund - Class IB
2009	$8.27324	$10.70069	0
2010	$10.70069	$13.25672	0
2011	$13.25672	$12.42012	0
2012	$12.42012	$14.34844	0
2013	$14.34844	$19.69796	0
2014	$19.69796	$20.03494	0
2015	$20.03494	$18.86597	0
2016	$18.86597	$23.65331	0
2017	$23.65331	$25.09132	0
2018	$25.09132	$19.75447	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.58% and an administrative expense charge of 0.10%.

A-67

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND DEATH
BENEFIT COMBINATION OPTION OR PERFORMANCE BENEFIT COMBINATION OPTION
Mortality & Expense = 1.62

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$7.86100	$9.29930	6,798
2010	$9.29930	$10.31074	6,799
2011	$10.31074	$10.75051	4,990
2012	$10.75051	$12.38896	4,690
2013	$12.38896	$16.39039	4,690
2014	$16.39039	$17.60764	3,629
2015	$17.60764	$17.55430	3,629
2016	$17.55430	$19.16604	3,693
2017	$19.16604	$22.34393	3,693
2018	$22.34393	$20.67716	3,693
AB VPS Growth Portfolio - Class B
2009	$5.21115	$6.80590	22
2010	$6.80590	$7.67974	22
2011	$7.67974	$7.62217	0
2012	$7.62217	$8.50925	0
2013	$8.50925	$11.18510	0
2014	$11.18510	$12.41964	0
2015	$12.41964	$13.28447	0
2016	$13.28447	$13.16980	0
2017	$13.16980	$17.36642	0
2018	$17.36642	$17.71207	0
AB VPS Large Cap Growth Portfolio - Class B
2009	$5.09042	$6.86025	0
2010	$6.86025	$7.40629	0
2011	$7.40629	$7.04198	0
2012	$7.04198	$8.03757	0
2013	$8.03757	$10.82368	0
2014	$10.82368	$12.11156	0
2015	$12.11156	$13.19732	0
2016	$13.19732	$13.27829	1,008
2017	$13.27829	$17.18674	1,008
2018	$17.18674	$17.28435	1,008
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.90065	0
2017	$9.90065	$9.79791	3,121
2018	$9.79791	$9.78901	12,513
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.19198	$12.25145	10,571
2010	$12.25145	$13.56878	11,511
2011	$13.56878	$13.65589	24,739
2012	$13.65589	$15.12075	25,546
2013	$15.12075	$16.93503	25,544
2014	$16.93503	$17.41460	24,995
2015	$17.41460	$15.91004	21,928
2016	$15.91004	$17.83267	14,937
2017	$17.83267	$19.22507	20,127
2018	$19.22507	$18.08213	21,056

A-68

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.69954	$10.77864	4,200
2010	$10.77864	$11.78103	4,662
2011	$11.78103	$11.45984	4,649
2012	$11.45984	$12.86839	4,649
2013	$12.86839	$16.22380	7,918
2014	$16.22380	$17.08290	7,918
2015	$17.08290	$15.96261	6,022
2016	$15.96261	$18.21085	6,101
2017	$18.21085	$19.39549	6,101
2018	$19.39549	$17.33451	3,832
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$8.22537	$10.44240	0
2010	$10.44240	$13.16136	0
2011	$13.16136	$12.45086	0
2012	$12.45086	$14.48838	0
2013	$14.48838	$19.40228	0
2014	$19.40228	$19.18025	0
2015	$19.18025	$17.46042	0
2016	$17.46042	$22.34483	0
2017	$22.34483	$24.30451	0
2018	$24.30451	$20.81168	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.89423	$13.32810	1,479
2010	$13.32810	$14.20235	1,480
2011	$14.20235	$12.47585	1,468
2012	$12.47585	$14.49845	1,468
2013	$14.49845	$17.52495	1,468
2014	$17.52495	$15.30843	2,035
2015	$15.30843	$14.07031	2,035
2016	$14.07031	$14.82341	1,468
2017	$14.82341	$17.00377	1,468
2018	$17.00377	$14.13140	1,468
Invesco V.I. American Franchise Fund - Series I
2009	$3.57945	$5.84306	3,974
2010	$5.84306	$6.88335	3,089
2011	$6.88335	$6.34826	3,089
2012	$6.34826	$7.09651	3,089
2013	$7.09651	$9.77531	3,089
2014	$9.77531	$10.41955	3,089
2015	$10.41955	$10.75465	3,089
2016	$10.75465	$10.81149	3,089
2017	$10.81149	$13.53349	3,089
2018	$13.53349	$12.81929	3,089
Invesco V.I. American Value Fund - Series I
2009	$8.72411	$11.93751	477
2010	$11.93751	$14.34389	0
2011	$14.34389	$14.22976	0
2012	$14.22976	$16.40711	0
2013	$16.40711	$21.65379	0
2014	$21.65379	$23.35991	0
2015	$23.35991	$20.86570	0
2016	$20.86570	$23.68876	0
2017	$23.68876	$25.60595	0
2018	$25.60595	$21.98357	0

A-69

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series I
2009	$8.56130	$10.83741	5,176
2010	$10.83741	$12.35474	5,176
2011	$12.35474	$11.92085	3,857
2012	$11.92085	$13.97059	3,857
2013	$13.97059	$18.67266	3,857
2014	$18.67266	$20.07700	3,857
2015	$20.07700	$18.55389	3,857
2016	$18.55389	$21.39328	3,857
2017	$21.39328	$24.78368	3,857
2018	$24.78368	$21.39574	3,857
Invesco V.I. Core Equity Fund - Series I
2009	$7.87356	$9.92934	710
2010	$9.92934	$10.69273	0
2011	$10.69273	$10.50411	0
2012	$10.50411	$11.75784	0
2013	$11.75784	$14.93785	0
2014	$14.93785	$15.87921	0
2015	$15.87921	$14.70776	0
2016	$14.70776	$15.94154	0
2017	$15.94154	$17.73507	0
2018	$17.73507	$15.79315	0
Invesco V.I. Diversified Dividend Fund - Series I
2009	$7.67303	$9.37524	31,854
2010	$9.37524	$10.18163	31,852
2011	$10.18163	$10.02868	10,420
2012	$10.02868	$11.70310	7,515
2013	$11.70310	$15.07387	7,514
2014	$15.07387	$16.71750	5,316
2015	$16.71750	$16.77198	5,315
2016	$16.77198	$18.92894	6,829
2017	$18.92894	$20.20253	6,828
2018	$20.20253	$18.35214	6,828
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$13.88572	1,538
2012	$13.88572	$15.36482	1,297
2013	$15.36482	$18.90628	1,297
2014	$18.90628	$20.26283	0
2015	$20.26283	$19.46040	0
2016	$19.46040	$22.02279	0
2017	$22.02279	$24.03640	0
2018	$24.03640	$21.37878	0
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.12634	3,393
2012	$10.12634	$11.32169	2,840
2013	$11.32169	$13.63319	2,840
2014	$13.63319	$13.49302	2,840
2015	$13.49302	$13.07431	1,073
2016	$13.07431	$13.72790	1,073
2017	$13.72790	$16.58490	1,073
2018	$16.58490	$13.80373	1,073

A-70

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$12.14749	420
2014	$12.14749	$12.14648	420
2015	$12.14648	$11.56130	419
2016	$11.56130	$12.63894	419
2017	$12.63894	$13.20673	419
2018	$13.20673	$12.54515	2,424
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.45990	$12.10790	741
2010	$12.10790	$13.58119	741
2011	$13.58119	$12.49856	741
2012	$12.49856	$13.63073	741
2013	$13.63073	$17.25905	741
2014	$17.25905	$17.71695	741
2015	$17.71695	$16.71325	741
2016	$16.71325	$18.63613	741
2017	$18.63613	$21.05224	741
2018	$21.05224	$18.34255	741
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.56540	$11.62859	0
2010	$11.62859	$14.54798	0
2011	$14.54798	$12.96176	0
2012	$12.96176	$14.22148	0
2013	$14.22148	$19.09588	0
2014	$19.09588	$20.21397	0
2015	$20.21397	$20.07623	0
2016	$20.07623	$19.84772	0
2017	$19.84772	$23.83020	0
2018	$23.83020	$22.04563	0
Invesco V.I. S&P 500 Index Fund - Series I
2009	$6.69733	$8.31681	0
2010	$8.31681	$9.39103	1,467
2011	$9.39103	$9.40190	0
2012	$9.40190	$10.68868	0
2013	$10.68868	$13.85887	2,359
2014	$13.85887	$15.43696	2,359
2015	$15.43696	$15.32981	2,359
2016	$15.32981	$16.79521	856
2017	$16.79521	$20.01899	856
2018	$20.01899	$18.73113	856
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$14.58975	$24.35741	286
2010	$24.35741	$28.49748	286
2011	$28.49748	$22.90899	286
2012	$22.90899	$27.01015	286
2013	$27.01015	$26.27729	671
2014	$26.27729	$24.66951	286
2015	$24.66951	$21.65591	286
2016	$21.65591	$22.72222	286
2017	$22.72222	$30.16824	286
2018	$30.16824	$24.47180	286

A-71

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$17.13842	0
2015	$17.13842	$14.52853	0
2016	$14.52853	$16.46190	0
2017	$16.46190	$18.27969	0
2018	$18.27969	$16.55536	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$7.87014	$10.25241	0
2010	$10.25241	$10.65048	0
2011	$10.65048	$10.08406	0
2012	$10.08406	$11.28393	0
2013	$11.28393	$12.86027	23,962
2014	$12.86027	$12.91332	22,369
2015	$12.91332	$11.88131	20,141
2016	$11.88131	$12.33057	18,153
2017	$12.33057	$14.07343	18,152
2018	$14.07343	$12.93244	17,470
Morgan Stanley VIF Growth Portfolio, Class I
2009	$5.26846	$8.57354	3,637
2010	$8.57354	$10.35411	3,636
2011	$10.35411	$9.89308	2,710
2012	$9.89308	$11.12198	2,710
2013	$11.12198	$16.18798	2,710
2014	$16.18798	$16.92404	2,710
2015	$16.92404	$18.67151	2,710
2016	$18.67151	$18.05368	3,465
2017	$18.05368	$25.40415	3,465
2018	$25.40415	$26.85085	3,465
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.53161	$14.77133	0
2010	$14.77133	$19.21182	0
2011	$19.21182	$17.53994	0
2012	$17.53994	$18.73837	0
2013	$18.73837	$25.32372	0
2014	$25.32372	$25.38164	0
2015	$25.38164	$23.47745	0
2016	$23.47745	$21.05158	0
2017	$21.05158	$28.71531	0
2018	$28.71531	$31.22828	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$14.85881	$18.74638	9
2010	$18.74638	$23.94821	7
2011	$23.94821	$24.93427	0
2012	$24.93427	$28.38921	0
2013	$28.38921	$28.47817	0
2014	$28.47817	$36.31289	0
2015	$36.31289	$36.46845	0
2016	$36.46845	$38.29088	0
2017	$38.29088	$38.81017	0
2018	$38.81017	$35.20150	0

A-72

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class X
2009	$12.14044	$14.62752	7,936
2010	$14.62752	$15.71196	7,934
2011	$15.71196	$16.21822	7,932
2012	$16.21822	$18.18759	7,695
2013	$18.18759	$18.06097	2,883
2014	$18.06097	$19.13517	2,164
2015	$19.13517	$18.41535	2,164
2016	$18.41535	$19.38417	0
2017	$19.38417	$20.32118	0
2018	$20.32118	$19.17087	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2009	$5.34864	$9.00708	50,865
2010	$9.00708	$11.31109	50,095
2011	$11.31109	$10.36889	28,506
2012	$10.36889	$11.45252	28,196
2013	$11.45252	$16.97136	28,193
2014	$16.97136	$17.63449	26,054
2015	$17.63449	$18.82460	26,181
2016	$18.82460	$17.87417	20,854
2017	$17.87417	$26.24955	20,852
2018	$26.24955	$29.22349	20,489
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.17172	0
2018	$11.17172	$10.04806	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05325	0
2017	$10.05325	$12.93634	0
2018	$12.93634	$13.01709	0
Putnam VT International Equity Fund - Class IB
2009	$7.63643	$9.35523	0
2010	$9.35523	$10.11779	0
2011	$10.11779	$8.26127	0
2012	$8.26127	$9.89969	0
2013	$9.89969	$12.46250	0
2014	$12.46250	$11.41967	0
2015	$11.41967	$11.24064	0
2016	$11.24064	$10.77836	0
2017	$10.77836	$13.41136	0
2018	$13.41136	$10.66185	0
Putnam VT Small Cap Value Fund - Class IB
2009	$8.25119	$10.66790	0
2010	$10.66790	$13.21082	0
2011	$13.21082	$12.37217	0
2012	$12.37217	$14.28732	0
2013	$14.28732	$19.60623	0
2014	$19.60623	$19.93366	0
2015	$19.93366	$18.76309	0
2016	$18.76309	$23.51495	0
2017	$23.51495	$24.93459	0
2018	$24.93459	$19.62318	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.62% and an administrative expense charge of 0.10%.

A-73

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND
INCOME BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.68

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
2009	$7.63610	$9.32452	360
2010	$9.32452	$10.12047	0
2011	$10.12047	$9.96247	0
2012	$9.96247	$11.61885	0
2013	$11.61885	$14.95639	0
2014	$14.95639	$16.57726	0
2015	$16.57726	$16.62132	0
2016	$16.62132	$18.74767	0
2017	$18.74767	$19.99710	0
2018	$19.99710	$18.15456	0
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.05950	0
2012	$10.05950	$11.24019	0
2013	$11.24019	$13.52694	0
2014	$13.52694	$13.37983	0
2015	$13.37983	$12.95684	0
2016	$12.95684	$13.59643	0
2017	$13.59643	$16.41625	0
2018	$16.41625	$13.65511	0
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$16.99471	4,331
2015	$16.99471	$14.39806	4,331
2016	$14.39806	$16.30432	4,331
2017	$16.30432	$18.09388	4,331
2018	$18.09388	$16.37719	0
Morgan Stanley VIS Income Plus Portfolio - Class X
2009	$12.08204	$14.54843	4,741
2010	$14.54843	$15.61764	4,502
2011	$15.61764	$16.11120	4,502
2012	$16.11120	$18.05673	4,502
2013	$18.05673	$17.92027	4,502
2014	$17.92027	$18.97472	0
2015	$18.97472	$18.24997	0
2016	$18.24997	$19.19860	0
2017	$19.19860	$20.11461	0
2018	$20.11461	$18.96454	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2009	$5.32290	$8.95836	6,541
2010	$8.95836	$11.24318	6,541
2011	$11.24318	$10.30047	6,541
2012	$10.30047	$11.37011	6,541
2013	$11.37011	$16.83915	6,541
2014	$16.83915	$17.48662	6,541
2015	$17.48662	$18.65557	6,541
2016	$18.65557	$17.70309	6,541
2017	$17.70309	$25.98277	6,541
2018	$25.98277	$28.90902	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

A-74

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH THE LONGEVITY REWARD RIDER AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.68

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$7.50693	$8.87511	6,654
2010	$8.87511	$9.83452	5,666
2011	$9.83452	$10.24785	5,663
2012	$10.24785	$11.80259	3,311
2013	$11.80259	$15.60528	1,287
2014	$15.60528	$16.75418	1,208
2015	$16.75418	$16.69340	1,199
2016	$16.69340	$18.21519	1,198
2017	$18.21519	$21.22273	1,198
2018	$21.22273	$19.62775	1,198
AB VPS Growth Portfolio - Class B
2009	$4.62737	$6.03983	4,166
2010	$6.03983	$6.81122	2,020
2011	$6.81122	$6.75611	1,961
2012	$6.75611	$7.53785	0
2013	$7.53785	$9.90230	0
2014	$9.90230	$10.98867	0
2015	$10.98867	$11.74681	3,165
2016	$11.74681	$11.63844	3,164
2017	$11.63844	$15.33792	3,163
2018	$15.33792	$15.63375	4,629
AB VPS Large Cap Growth Portfolio - Class B
2009	$4.56333	$6.14621	0
2010	$6.14621	$6.63145	0
2011	$6.63145	$6.30147	0
2012	$6.30147	$7.18805	0
2013	$7.18805	$9.67390	2,724
2014	$9.67390	$10.81848	2,724
2015	$10.81848	$11.78126	6,782
2016	$11.78126	$11.84646	6,547
2017	$11.84646	$15.32428	6,546
2018	$15.32428	$15.40201	7,167
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.89667	427
2017	$9.89667	$9.78812	3,947
2018	$9.78812	$9.77333	9,589
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.16554	$12.20888	3,005
2010	$12.20888	$13.51353	6,717
2011	$13.51353	$13.59215	6,717
2012	$13.59215	$15.04114	6,717
2013	$15.04114	$16.83576	9,715
2014	$16.83576	$17.30213	9,715
2015	$17.30213	$15.79780	9,715
2016	$15.79780	$17.69629	9,715
2017	$17.69629	$19.06664	9,715
2018	$19.06664	$17.92230	7,346

A-75

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.67440	$10.74104	927
2010	$10.74104	$11.73290	872
2011	$11.73290	$11.40620	872
2012	$11.40620	$12.80046	872
2013	$12.80046	$16.12850	872
2014	$16.12850	$16.97236	872
2015	$16.97236	$15.84980	872
2016	$15.84980	$18.07133	872
2017	$18.07133	$19.23539	872
2018	$19.23539	$17.18105	872
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$8.20725	$10.41312	926
2010	$10.41312	$13.11659	898
2011	$13.11659	$12.40108	898
2012	$12.40108	$14.42178	898
2013	$14.42178	$19.30153	898
2014	$19.30153	$19.06921	898
2015	$19.06921	$17.34893	898
2016	$17.34893	$22.18888	898
2017	$22.18888	$24.12046	898
2018	$24.12046	$20.64161	898
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.86744	$13.28402	4,063
2010	$13.28402	$14.14690	2,356
2011	$14.14690	$12.41969	2,339
2012	$12.41969	$14.42453	2,405
2013	$14.42453	$17.42512	3,887
2014	$17.42512	$15.21209	3,876
2015	$15.21209	$13.97337	3,916
2016	$13.97337	$14.71248	3,968
2017	$14.71248	$16.86644	3,920
2018	$16.86644	$14.00881	3,552
Invesco V.I. American Franchise Fund - Series I
2009	$2.93684	$4.79119	2,273
2010	$4.79119	$5.64082	1,966
2011	$5.64082	$5.19921	1,876
2012	$5.19921	$5.80853	1,289
2013	$5.80853	$7.99636	640
2014	$7.99636	$8.51824	153
2015	$8.51824	$8.78691	101
2016	$8.78691	$8.82807	9
2017	$8.82807	$11.04411	8
2018	$11.04411	$10.45497	7
Invesco V.I. American Value Fund - Series I
2009	$8.27216	$11.31229	6,503
2010	$11.31229	$13.58449	2,915
2011	$13.58449	$13.46833	2,858
2012	$13.46833	$15.51985	2,803
2013	$15.51985	$20.47053	2,748
2014	$20.47053	$22.07017	2,663
2015	$22.07017	$19.70184	2,622
2016	$19.70184	$22.35406	2,586
2017	$22.35406	$24.14879	2,396
2018	$24.14879	$20.72003	1,685

A-76

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series I
2009	$8.52709	$10.78762	16,348
2010	$10.78762	$12.29062	8,036
2011	$12.29062	$11.85188	7,998
2012	$11.85188	$13.88142	7,024
2013	$13.88142	$18.54235	4,907
2014	$18.54235	$19.92493	4,885
2015	$19.92493	$18.40230	4,893
2016	$18.40230	$21.20579	4,798
2017	$21.20579	$24.55180	4,408
2018	$24.55180	$21.18277	5,389
Invesco V.I. Core Equity Fund - Series I
2009	$7.86092	$9.90746	2,128
2010	$9.90746	$10.66277	98
2011	$10.66277	$10.46840	98
2012	$10.46840	$11.71082	99
2013	$11.71082	$14.86921	93
2014	$14.86921	$15.79677	11
2015	$15.79677	$14.62263	2
2016	$14.62263	$15.83980	2
2017	$15.83980	$17.61133	2
2018	$17.61133	$15.67350	2
Invesco V.I. Diversified Dividend Fund - Series I
2009	$7.58228	$9.25880	15,855
2010	$9.25880	$10.04915	13,694
2011	$10.04915	$9.89226	14,109
2012	$9.89226	$11.53696	11,797
2013	$11.53696	$14.85097	4,686
2014	$14.85097	$16.46041	4,170
2015	$16.46041	$16.50416	4,158
2016	$16.50416	$18.61553	4,158
2017	$18.61553	$19.85615	4,153
2018	$19.85615	$18.02660	4,147
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$13.45164	2,256
2012	$13.45164	$14.87556	2,254
2013	$14.87556	$18.29328	2,253
2014	$18.29328	$19.59408	2,252
2015	$19.59408	$18.80684	1,488
2016	$18.80684	$21.27045	1,400
2017	$21.27045	$23.20140	1,400
2018	$23.20140	$20.62365	1,400
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.02275	4,544
2012	$10.02275	$11.19913	2,891
2013	$11.19913	$13.47753	6,566
2014	$13.47753	$13.33095	6,427
2015	$13.33095	$12.90950	4,313
2016	$12.90950	$13.54676	4,072
2017	$13.54676	$16.35628	3,588
2018	$16.35628	$13.60523	2,047

A-77

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$10.55619	295
2014	$10.55619	$10.54899	297
2015	$10.54899	$10.03476	302
2016	$10.03476	$10.96355	171
2017	$10.96355	$11.44922	0
2018	$11.44922	$10.86911	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.43307	$12.06632	0
2010	$12.06632	$13.52643	0
2011	$13.52643	$12.44070	0
2012	$12.44070	$13.55946	0
2013	$13.55946	$17.15852	0
2014	$17.15852	$17.60318	0
2015	$17.60318	$16.59597	0
2016	$16.59597	$18.49429	0
2017	$18.49429	$20.87953	0
2018	$20.87953	$18.18110	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.54585	$11.59157	197
2010	$11.59157	$14.49298	962
2011	$14.49298	$12.90502	963
2012	$12.90502	$14.15071	968
2013	$14.15071	$18.98946	947
2014	$18.98946	$20.08925	943
2015	$20.08925	$19.94039	937
2016	$19.94039	$19.70165	946
2017	$19.70165	$23.64068	785
2018	$23.64068	$21.85709	1,735
Invesco V.I. S&P 500 Index Fund - Series I
2009	$6.15200	$7.63503	3,488
2010	$7.63503	$8.61603	5,575
2011	$8.61603	$8.62083	5,436
2012	$8.62083	$9.79481	5,379
2013	$9.79481	$12.69228	4,626
2014	$12.69228	$14.12907	1,548
2015	$14.12907	$14.02258	1,419
2016	$14.02258	$15.35384	1,420
2017	$15.35384	$18.29003	1,297
2018	$18.29003	$17.10307	2
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$12.76793	$21.30314	999
2010	$21.30314	$24.90914	828
2011	$24.90914	$20.01233	821
2012	$20.01233	$23.58076	509
2013	$23.58076	$22.92718	511
2014	$22.92718	$21.51146	479
2015	$21.51146	$18.87231	475
2016	$18.87231	$19.78971	445
2017	$19.78971	$26.25906	445
2018	$26.25906	$21.28790	445

A-78

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$16.79588	4,835
2015	$16.79588	$14.22961	106
2016	$14.22961	$16.11356	4,361
2017	$16.11356	$17.88219	27
2018	$17.88219	$16.18557	23
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$7.55383	$9.83446	2,273
2010	$9.83446	$10.21017	225
2011	$10.21017	$9.66138	224
2012	$9.66138	$10.80448	225
2013	$10.80448	$12.30646	38,801
2014	$12.30646	$12.34982	37,862
2015	$12.34982	$11.35602	37,033
2016	$11.35602	$11.77837	36,488
2017	$11.77837	$13.43515	36,436
2018	$13.43515	$12.33845	30,079
Morgan Stanley VIF Growth Portfolio, Class I
2009	$4.57894	$7.44698	1,847
2010	$7.44698	$8.98821	1,720
2011	$8.98821	$8.58285	1,652
2012	$8.58285	$9.64319	1,646
2013	$9.64319	$14.02721	1,504
2014	$14.02721	$14.65623	1,428
2015	$14.65623	$16.15986	1,366
2016	$16.15986	$15.61579	1,240
2017	$15.61579	$21.96056	762
2018	$21.96056	$23.19716	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.49354	$14.70350	1,950
2010	$14.70350	$19.11214	1,305
2011	$19.11214	$17.43848	1,199
2012	$17.43848	$18.61877	602
2013	$18.61877	$25.14700	602
2014	$25.14700	$25.18941	602
2015	$25.18941	$23.28565	602
2016	$23.28565	$20.86711	602
2017	$20.86711	$28.44668	602
2018	$28.44668	$30.91747	602
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$15.85285	$19.98850	1,645
2010	$19.98850	$25.51971	1,495
2011	$25.51971	$26.55456	1,438
2012	$26.55456	$30.21583	1,127
2013	$30.21583	$30.29232	864
2014	$30.29232	$38.60299	836
2015	$38.60299	$38.74511	2,115
2016	$38.74511	$40.65700	2,103
2017	$40.65700	$41.18375	2,056
2018	$41.18375	$37.33182	772

A-79

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class X
2009	$12.54205	$15.10235	12,121
2010	$15.10235	$16.21227	17,871
2011	$16.21227	$16.72462	19,700
2012	$16.72462	$18.74421	18,769
2013	$18.74421	$18.60256	18,323
2014	$18.60256	$19.69714	18,091
2015	$19.69714	$18.94480	17,756
2016	$18.94480	$19.92955	17,133
2017	$19.92955	$20.88043	17,012
2018	$20.88043	$19.68657	12,067
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2009	$4.87180	$8.19917	20,619
2010	$8.19917	$10.29036	18,119
2011	$10.29036	$9.42754	18,104
2012	$9.42754	$10.40653	18,103
2013	$10.40653	$15.41208	11,212
2014	$15.41208	$16.00469	6,621
2015	$16.00469	$17.07456	6,613
2016	$17.07456	$16.20280	13,073
2017	$16.20280	$23.78080	5,604
2018	$23.78080	$26.45906	5,343
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.16745	0
2018	$11.16745	$10.03815	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05257	0
2017	$10.05257	$12.92773	0
2018	$12.92773	$13.00059	0
Putnam VT International Equity Fund - Class IB
2009	$7.32320	$8.96611	1,972
2010	$8.96611	$9.69114	1,985
2011	$9.69114	$7.90816	2,034
2012	$7.90816	$9.47086	2,028
2013	$9.47086	$11.91551	407
2014	$11.91551	$10.91189	443
2015	$10.91189	$10.73439	441
2016	$10.73439	$10.28678	484
2017	$10.28678	$12.79203	0
2018	$12.79203	$10.16334	0
Putnam VT Small Cap Value Fund - Class IB
2009	$8.21823	$10.61890	218
2010	$10.61890	$13.14225	203
2011	$13.14225	$12.30058	194
2012	$12.30058	$14.19611	184
2013	$14.19611	$19.46938	160
2014	$19.46938	$19.78266	160
2015	$19.78266	$18.60978	160
2016	$18.60978	$23.30886	156
2017	$23.30886	$24.70129	0
2018	$24.70129	$19.42783	975
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

A-80

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION
Mortality & Expense = 1.68

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$9.10820	$10.76822	0
2010	$10.76822	$11.93227	0
2011	$11.93227	$12.43376	0
2012	$12.43376	$14.32013	0
2013	$14.32013	$18.93395	0
2014	$18.93395	$20.32791	0
2015	$20.32791	$20.25416	0
2016	$20.25416	$22.10056	0
2017	$22.10056	$25.74961	0
2018	$25.74961	$23.81441	0
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.89667	0
2017	$9.89667	$9.78812	0
2018	$9.78812	$9.77333	0
Invesco V.I. American Franchise Fund - Series I
2009	$6.79841	$11.09100	236
2010	$11.09100	$13.05778	235
2011	$13.05778	$12.03550	0
2012	$12.03550	$13.44600	0
2013	$13.44600	$18.51055	0
2014	$18.51055	$19.71864	0
2015	$19.71864	$20.34058	0
2016	$20.34058	$20.43586	0
2017	$20.43586	$25.56570	0
2018	$25.56570	$24.20191	0
Invesco V.I. American Value Fund - Series I
2009	$11.07567	$15.14615	0
2010	$15.14615	$18.18844	0
2011	$18.18844	$18.03292	0
2012	$18.03292	$20.77971	0
2013	$20.77971	$27.40822	0
2014	$27.40822	$29.55002	0
2015	$29.55002	$26.37903	0
2016	$26.37903	$29.93012	0
2017	$29.93012	$32.33310	0
2018	$32.33310	$27.74229	0
Invesco V.I. Comstock Fund - Series I
2009	$9.66815	$12.23117	0
2010	$12.23117	$13.93529	0
2011	$13.93529	$13.43785	0
2012	$13.43785	$15.73897	0
2013	$15.73897	$21.02360	0
2014	$21.02360	$22.59118	0
2015	$22.59118	$20.86481	0
2016	$20.86481	$24.04345	0
2017	$24.04345	$27.83721	0
2018	$27.83721	$24.01734	0

A-81

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2009	$7.86092	$9.90746	498
2010	$9.90746	$10.66277	497
2011	$10.66277	$10.46840	0
2012	$10.46840	$11.71082	0
2013	$11.71082	$14.86921	0
2014	$14.86921	$15.79677	0
2015	$15.79677	$14.62263	0
2016	$14.62263	$15.83980	0
2017	$15.83980	$17.61133	0
2018	$17.61133	$15.67350	0
Invesco V.I. Diversified Dividend Fund - Series I
2009	$8.27743	$10.10765	0
2010	$10.10765	$10.97046	0
2011	$10.97046	$10.79918	0
2012	$10.79918	$12.59468	0
2013	$12.59468	$16.21253	0
2014	$16.21253	$17.96953	0
2015	$17.96953	$18.01728	0
2016	$18.01728	$20.32224	0
2017	$20.32224	$21.67662	0
2018	$21.67662	$19.67932	0
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.60755	0
2012	$10.60755	$11.85257	0
2013	$11.85257	$14.26389	0
2014	$14.26389	$14.10876	0
2015	$14.10876	$13.66272	0
2016	$13.66272	$14.33717	0
2017	$14.33717	$17.31061	0
2018	$17.31061	$14.39905	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.54411	$11.58890	0
2010	$11.58890	$14.48964	0
2011	$14.48964	$12.90205	0
2012	$12.90205	$14.14744	0
2013	$14.14744	$18.98508	0
2014	$18.98508	$20.08462	0
2015	$20.08462	$19.93578	0
2016	$19.93578	$19.69708	0
2017	$19.69708	$23.63521	0
2018	$23.63521	$21.85203	0
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$16.44872	$27.44449	0
2010	$27.44449	$32.09006	0
2011	$32.09006	$25.78158	0
2012	$25.78158	$30.37873	0
2013	$30.37873	$29.53674	0
2014	$29.53674	$27.71289	0
2015	$27.71289	$24.31290	0
2016	$24.31290	$25.49478	0
2017	$25.49478	$33.82915	0
2018	$33.82915	$27.42488	0

A-82

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$28.31956	0
2015	$28.31956	$23.99257	0
2016	$23.99257	$27.16911	0
2017	$27.16911	$30.15120	0
2018	$30.15120	$27.29053	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
2013	$10.00000	$16.51763	0
2014	$16.51763	$16.57582	0
2015	$16.57582	$15.24195	0
2016	$15.24195	$15.80883	0
2017	$15.80883	$18.03254	0
2018	$18.03254	$16.56056	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$8.05301	$13.09705	469
2010	$13.09705	$15.80763	468
2011	$15.80763	$15.09472	0
2012	$15.09472	$16.95957	0
2013	$16.95957	$24.66976	0
2014	$24.66976	$25.77602	0
2015	$25.77602	$28.42044	0
2016	$28.42044	$27.46359	0
2017	$27.46359	$38.62218	0
2018	$38.62218	$40.79698	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$12.61342	$15.90398	0
2010	$15.90398	$20.30492	0
2011	$20.30492	$21.12831	0
2012	$21.12831	$24.04142	0
2013	$24.04142	$24.10228	0
2014	$24.10228	$30.71471	0
2015	$30.71471	$30.82778	0
2016	$30.82778	$32.34899	0
2017	$32.34899	$32.76810	0
2018	$32.76810	$29.70329	0
Morgan Stanley VIS Income Plus Portfolio - Class X
2009	$11.26016	$13.55878	0
2010	$13.55878	$14.55525	0
2011	$14.55525	$15.01525	0
2012	$15.01525	$16.82843	0
2013	$16.82843	$16.70124	0
2014	$16.70124	$17.68396	0
2015	$17.68396	$17.00851	0
2016	$17.00851	$17.89260	0
2017	$17.89260	$18.74630	0
2018	$18.74630	$17.67447	0

A-83

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2009	$8.25958	$13.90077	0
2010	$13.90077	$17.44612	0
2011	$17.44612	$15.98332	0
2012	$15.98332	$17.64308	0
2013	$17.64308	$26.12942	0
2014	$26.12942	$27.13410	0
2015	$27.13410	$28.94795	0
2016	$28.94795	$27.46998	0
2017	$27.46998	$40.31759	0
2018	$40.31759	$44.85827	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.16745	0
2018	$11.16745	$10.03815	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

A-84

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE PERFORMANCE BENEFIT
COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION
Mortality & Expense = 1.69

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$7.81689	$9.24063	6,692
2010	$9.24063	$10.23852	6,112
2011	$10.23852	$10.66777	4,938
2012	$10.66777	$12.28499	3,550
2013	$12.28499	$16.24148	2,916
2014	$16.24148	$17.43547	2,908
2015	$17.43547	$17.37048	2,820
2016	$17.37048	$18.95211	2,813
2017	$18.95211	$22.07912	2,805
2018	$22.07912	$20.41773	1,061
AB VPS Growth Portfolio - Class B
2009	$5.18190	$6.76295	302
2010	$6.76295	$7.62593	283
2011	$7.62593	$7.56348	267
2012	$7.56348	$8.43780	239
2013	$8.43780	$11.08342	224
2014	$11.08342	$12.29814	207
2015	$12.29814	$13.14531	77
2016	$13.14531	$13.02275	71
2017	$13.02275	$17.16054	60
2018	$17.16054	$17.48976	0
AB VPS Large Cap Growth Portfolio - Class B
2009	$5.06187	$6.81700	2,356
2010	$6.81700	$7.35448	4,705
2011	$7.35448	$6.98782	4,680
2012	$6.98782	$7.97017	4,638
2013	$7.97017	$10.72542	4,609
2014	$10.72542	$11.99322	4,580
2015	$11.99322	$13.05922	4,438
2016	$13.05922	$13.13020	4,423
2017	$13.13020	$16.98319	4,405
2018	$16.98319	$17.06763	4,393
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.89602	243
2017	$9.89602	$9.78651	246
2018	$9.78651	$9.77073	766
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.16226	$12.20329	5,688
2010	$12.20329	$13.50599	6,625
2011	$13.50599	$13.58320	6,137
2012	$13.58320	$15.02971	5,737
2013	$15.02971	$16.82129	5,347
2014	$16.82129	$17.28553	5,344
2015	$17.28553	$15.78106	2,674
2016	$15.78106	$17.67578	471
2017	$17.67578	$19.04264	471
2018	$19.04264	$17.89794	471

A-85

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.67127	$10.73611	1,360
2010	$10.73611	$11.72634	0
2011	$11.72634	$11.39867	0
2012	$11.39867	$12.79073	0
2013	$12.79073	$16.11461	0
2014	$16.11461	$16.95606	0
2015	$16.95606	$15.83298	0
2016	$15.83298	$18.05036	0
2017	$18.05036	$19.21116	0
2018	$19.21116	$17.15766	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$8.20423	$10.40825	14,971
2010	$10.40825	$13.10914	2,175
2011	$13.10914	$12.39280	2,944
2012	$12.39280	$14.41071	2,851
2013	$14.41071	$19.28478	2,713
2014	$19.28478	$19.05075	2,759
2015	$19.05075	$17.33041	2,795
2016	$17.33041	$22.16297	2,591
2017	$22.16297	$24.08988	2,714
2018	$24.08988	$20.61337	1,377
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.86232	$13.27580	5,433
2010	$13.27580	$14.13672	8,393
2011	$14.13672	$12.40952	9,612
2012	$12.40952	$14.41126	8,328
2013	$14.41126	$17.40737	7,942
2014	$17.40737	$15.19506	8,336
2015	$15.19506	$13.95634	8,609
2016	$13.95634	$14.69309	8,044
2017	$14.69309	$16.84253	8,177
2018	$16.84253	$13.98754	4,554
Invesco V.I. American Franchise Fund - Series I
2009	$3.55935	$5.80617	7,365
2010	$5.80617	$6.83510	5,667
2011	$6.83510	$6.29936	5,447
2012	$6.29936	$7.03691	3,922
2013	$7.03691	$9.68645	3,712
2014	$9.68645	$10.31759	3,452
2015	$10.31759	$10.64194	2,927
2016	$10.64194	$10.69072	2,886
2017	$10.69072	$13.37299	2,838
2018	$13.37299	$12.65834	4,029
Invesco V.I. American Value Fund - Series I
2009	$8.67515	$11.86221	18,477
2010	$11.86221	$14.24344	2,715
2011	$14.24344	$14.12024	2,719
2012	$14.12024	$16.26943	1,169
2013	$16.26943	$21.45706	1,147
2014	$21.45706	$23.13149	1,141
2015	$23.13149	$20.64720	1,056
2016	$20.64720	$23.42434	1,052
2017	$23.42434	$25.30246	1,047
2018	$25.30246	$21.70772	101

A-86

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series I
2009	$8.52140	$10.77934	29,642
2010	$10.77934	$12.27994	11,935
2011	$12.27994	$11.84041	11,233
2012	$11.84041	$13.86659	7,655
2013	$13.86659	$18.52070	6,567
2014	$18.52070	$19.89966	6,565
2015	$19.89966	$18.37713	6,562
2016	$18.37713	$21.17467	6,559
2017	$21.17467	$24.51332	6,557
2018	$24.51332	$21.14744	1,277
Invesco V.I. Core Equity Fund - Series I
2009	$7.85882	$9.90382	2,408
2010	$9.90382	$10.65779	1,718
2011	$10.65779	$10.46248	897
2012	$10.46248	$11.70302	652
2013	$11.70302	$14.85781	520
2014	$14.85781	$15.78309	511
2015	$15.78309	$14.60850	423
2016	$14.60850	$15.82291	415
2017	$15.82291	$17.59080	411
2018	$17.59080	$15.65366	355
Invesco V.I. Diversified Dividend Fund - Series I
2009	$7.62999	$9.31612	56,711
2010	$9.31612	$10.11035	51,756
2011	$10.11035	$9.95150	51,821
2012	$9.95150	$11.60489	49,616
2013	$11.60489	$14.93692	48,460
2014	$14.93692	$16.55403	48,237
2015	$16.55403	$16.59636	44,787
2016	$16.59636	$18.71768	44,688
2017	$18.71768	$19.96312	44,860
2018	$19.96312	$18.12189	44,834
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$13.77888	6,875
2012	$13.77888	$15.23590	5,592
2013	$15.23590	$18.73453	4,828
2014	$18.73453	$20.06472	4,822
2015	$20.06472	$19.25664	2,286
2016	$19.25664	$21.77699	2,283
2017	$21.77699	$23.75154	2,280
2018	$23.75154	$21.11056	2,277
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.04840	21,592
2012	$10.04840	$11.22666	20,205
2013	$11.22666	$13.50930	19,791
2014	$13.50930	$13.36104	19,787
2015	$13.36104	$12.93736	19,648
2016	$12.93736	$13.57464	19,637
2017	$13.57464	$16.38830	19,624
2018	$16.38830	$13.63050	17,936

A-87

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$12.03708	2,074
2014	$12.03708	$12.02766	2,048
2015	$12.02766	$11.44020	468
2016	$11.44020	$12.49785	468
2017	$12.49785	$13.05017	468
2018	$13.05017	$12.38770	467
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.42864	$12.05945	0
2010	$12.05945	$13.51738	0
2011	$13.51738	$12.43114	0
2012	$12.43114	$13.54771	0
2013	$13.54771	$17.14193	0
2014	$17.14193	$17.58441	0
2015	$17.58441	$16.57661	0
2016	$16.57661	$18.47088	0
2017	$18.47088	$20.85100	0
2018	$20.85100	$18.15442	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.54056	$11.58230	189
2010	$11.58230	$14.47993	935
2011	$14.47993	$12.89212	935
2012	$12.89212	$14.13515	935
2013	$14.13515	$18.96670	934
2014	$18.96670	$20.06317	934
2015	$20.06317	$19.91250	934
2016	$19.91250	$19.67212	934
2017	$19.67212	$23.60291	934
2018	$23.60291	$21.81998	1,961
Invesco V.I. S&P 500 Index Fund - Series I
2009	$6.65976	$8.26436	944
2010	$8.26436	$9.32530	822
2011	$9.32530	$9.32957	693
2012	$9.32957	$10.59901	570
2013	$10.59901	$13.73301	441
2014	$13.73301	$15.28607	425
2015	$15.28607	$15.16934	326
2016	$15.16934	$16.60782	318
2017	$16.60782	$19.78182	310
2018	$19.78182	$18.49620	520
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$14.50789	$24.20381	8,118
2010	$24.20381	$28.29799	4,799
2011	$28.29799	$22.73271	5,040
2012	$22.73271	$26.78351	4,549
2013	$26.78351	$26.03857	4,505
2014	$26.03857	$24.42829	4,546
2015	$24.42829	$21.42914	4,548
2016	$21.42914	$22.46860	4,550
2017	$22.46860	$29.81071	4,490
2018	$29.81071	$24.16475	4,649

A-88

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$16.97091	19,793
2015	$16.97091	$14.37646	19,790
2016	$14.37646	$16.27823	20,415
2017	$16.27823	$18.06314	20,412
2018	$18.06314	$16.34771	20,409
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$7.82597	$10.18773	3,315
2010	$10.18773	$10.57589	3,437
2011	$10.57589	$10.00644	3,410
2012	$10.00644	$11.18922	2,160
2013	$11.18922	$12.74340	8,318
2014	$12.74340	$12.78702	8,784
2015	$12.78702	$11.75686	7,826
2016	$11.75686	$12.19290	7,805
2017	$12.19290	$13.90660	7,786
2018	$13.90660	$12.77013	7,213
Morgan Stanley VIF Growth Portfolio, Class I
2009	$5.23888	$8.51944	11,889
2010	$8.51944	$10.28160	11,722
2011	$10.28160	$9.81694	11,565
2012	$9.81694	$11.02864	7,041
2013	$11.02864	$16.04090	6,123
2014	$16.04090	$16.75855	6,103
2015	$16.75855	$18.47601	5,981
2016	$18.47601	$17.85218	4,286
2017	$17.85218	$25.10310	4,274
2018	$25.10310	$26.51397	4,219
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.48722	$14.69225	4,823
2010	$14.69225	$19.09560	4,432
2011	$19.09560	$17.42165	4,881
2012	$17.42165	$18.59894	4,400
2013	$18.59894	$25.11771	3,698
2014	$25.11771	$25.15754	3,696
2015	$25.15754	$23.25386	3,763
2016	$23.25386	$20.83655	3,851
2017	$20.83655	$28.40220	3,763
2018	$28.40220	$30.86601	3,018
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$14.77544	$18.62816	11,090
2010	$18.62816	$23.78056	2,162
2011	$23.78056	$24.74243	2,218
2012	$24.74243	$28.15103	1,901
2013	$28.15103	$28.21947	1,754
2014	$28.21947	$35.95786	1,686
2015	$35.95786	$36.08662	1,609
2016	$36.08662	$37.86355	1,604
2017	$37.86355	$38.35028	1,656
2018	$38.35028	$34.75988	618

A-89

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class X
2009	$12.07234	$14.53530	3,750
2010	$14.53530	$15.60199	4,763
2011	$15.60199	$16.09346	4,580
2012	$16.09346	$18.03503	4,803
2013	$18.03503	$17.89693	5,030
2014	$17.89693	$18.94812	5,011
2015	$18.94812	$18.22256	4,321
2016	$18.22256	$19.16785	4,257
2017	$19.16785	$20.08040	4,544
2018	$20.08040	$18.93038	4,355
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2009	$5.31862	$8.95027	44,831
2010	$8.95027	$11.23190	16,607
2011	$11.23190	$10.28911	17,110
2012	$10.28911	$11.35643	15,030
2013	$11.35643	$16.81721	22,639
2014	$16.81721	$17.46208	22,388
2015	$17.46208	$18.62752	20,387
2016	$18.62752	$17.67471	20,535
2017	$17.67471	$25.93853	20,002
2018	$25.93853	$28.85690	15,637
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.16674	651
2018	$11.16674	$10.03650	561
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05245	93
2017	$10.05245	$12.92629	78
2018	$12.92629	$12.99782	0
Putnam VT International Equity Fund - Class IB
2009	$7.59357	$9.29621	987
2010	$9.29621	$10.04693	985
2011	$10.04693	$8.19766	1,012
2012	$8.19766	$9.81659	385
2013	$9.81659	$12.34925	352
2014	$12.34925	$11.30798	364
2015	$11.30798	$11.12291	205
2016	$11.12291	$10.65805	202
2017	$10.65805	$13.25240	187
2018	$13.25240	$10.52805	89
Putnam VT Small Cap Value Fund - Class IB
2009	$8.21275	$10.61077	0
2010	$10.61077	$13.13087	0
2011	$13.13087	$12.28870	0
2012	$12.28870	$14.18098	0
2013	$14.18098	$19.44669	0
2014	$19.44669	$19.75761	0
2015	$19.75761	$18.58435	0
2016	$18.58435	$23.27471	0
2017	$23.27471	$24.66263	0
2018	$24.66263	$19.39548	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.69% and an administrative expense charge of 0.10%.

A-90

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.75

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$7.46420	$8.81842	11,499
2010	$8.81842	$9.76486	11,594
2011	$9.76486	$10.16815	7,292
2012	$10.16815	$11.70259	5,462
2013	$11.70259	$15.46224	5,392
2014	$15.46224	$16.58897	2,102
2015	$16.58897	$16.51723	1,877
2016	$16.51723	$18.01040	1,781
2017	$18.01040	$20.96948	1,628
2018	$20.96948	$19.37988	1,203
AB VPS Growth Portfolio - Class B
2009	$4.60102	$6.00123	1,532
2010	$6.00123	$6.76295	1,416
2011	$6.76295	$6.70354	1,380
2012	$6.70354	$7.47397	1,356
2013	$7.47397	$9.81149	1,308
2014	$9.81149	$10.88028	1,244
2015	$10.88028	$11.62281	1,692
2016	$11.62281	$11.50755	1,698
2017	$11.50755	$15.15485	937
2018	$15.15485	$15.43628	880
AB VPS Large Cap Growth Portfolio - Class B
2009	$4.53735	$6.10694	7,595
2010	$6.10694	$6.58447	7,605
2011	$6.58447	$6.25247	20,521
2012	$6.25247	$7.12716	20,478
2013	$7.12716	$9.58523	16,666
2014	$9.58523	$10.71181	5,466
2015	$10.71181	$11.65693	5,336
2016	$11.65693	$11.71327	5,329
2017	$11.71327	$15.14143	5,229
2018	$15.14143	$15.20751	5,224
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.89204	11,921
2017	$9.89204	$9.77672	13,960
2018	$9.77672	$9.75507	27,907
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.13596	$12.16097	9,968
2010	$12.16097	$13.45109	13,853
2011	$13.45109	$13.51990	15,452
2012	$13.51990	$14.95069	14,650
2013	$14.95069	$16.72280	12,738
2014	$16.72280	$17.17400	12,668
2015	$17.17400	$15.66983	12,794
2016	$15.66983	$17.54070	12,620
2017	$17.54070	$18.88581	11,854
2018	$18.88581	$17.73982	9,878

A-91

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.64675	$10.69932	7,878
2010	$10.69932	$11.67914	10,993
2011	$11.67914	$11.34600	11,847
2012	$11.34600	$12.72397	11,733
2013	$12.72397	$16.02089	9,108
2014	$16.02089	$16.84733	8,996
2015	$16.84733	$15.72201	8,918
2016	$15.72201	$17.91313	8,783
2017	$17.91313	$19.05371	8,064
2018	$19.05371	$17.00679	5,369
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$8.18616	$10.37909	3,243
2010	$10.37909	$13.06459	2,925
2011	$13.06459	$12.34329	7,978
2012	$12.34329	$14.34451	8,010
2013	$14.34451	$19.18468	4,646
2014	$19.18468	$18.94049	2,852
2015	$18.94049	$17.21975	2,873
2016	$17.21975	$22.00831	2,740
2017	$22.00831	$23.90746	2,704
2018	$23.90746	$20.44492	1,748
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.83498	$13.23107	1,914
2010	$13.23107	$14.08065	1,561
2011	$14.08065	$12.35288	3,273
2012	$12.35288	$14.33687	2,461
2013	$14.33687	$17.30713	1,575
2014	$17.30713	$15.09850	1,598
2015	$15.09850	$13.85932	1,620
2016	$13.85932	$14.58222	1,636
2017	$14.58222	$16.70545	1,535
2018	$16.70545	$13.86531	1,560
Invesco V.I. American Franchise Fund - Series I
2009	$2.92010	$4.76055	30,213
2010	$4.76055	$5.60082	29,857
2011	$5.60082	$5.15874	22,953
2012	$5.15874	$5.75927	28,989
2013	$5.75927	$7.92301	28,809
2014	$7.92301	$8.43419	25,900
2015	$8.43419	$8.69412	18,844
2016	$8.69412	$8.72875	18,841
2017	$8.72875	$10.91225	18,752
2018	$10.91225	$10.32287	18,542
Invesco V.I. American Value Fund - Series I
2009	$8.22510	$11.24006	8,374
2010	$11.24006	$13.48832	7,483
2011	$13.48832	$13.36364	8,830
2012	$13.36364	$15.38841	7,417
2013	$15.38841	$20.28295	5,789
2014	$20.28295	$21.85265	2,865
2015	$21.85265	$19.49400	2,857
2016	$19.49400	$22.10281	2,863
2017	$22.10281	$23.86071	2,786
2018	$23.86071	$20.45844	2,039

A-92

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series I
2009	$8.48737	$10.72987	20,191
2010	$10.72987	$12.21628	19,902
2011	$12.21628	$11.77198	22,674
2012	$11.77198	$13.77816	22,024
2013	$13.77816	$18.39154	20,480
2014	$18.39154	$19.74904	12,184
2015	$19.74904	$18.22708	12,033
2016	$18.22708	$20.98923	11,978
2017	$20.98923	$24.28411	11,218
2018	$24.28411	$20.93705	8,460
Invesco V.I. Core Equity Fund - Series I
2009	$7.84619	$9.88198	3,525
2010	$9.88198	$10.62790	3,465
2011	$10.62790	$10.42689	4,369
2012	$10.42689	$11.65621	4,362
2013	$11.65621	$14.78950	4,353
2014	$14.78950	$15.70110	4,339
2015	$15.70110	$14.52390	4,202
2016	$14.52390	$15.72187	4,204
2017	$15.72187	$17.46803	1,088
2018	$17.46803	$15.53502	1,091
Invesco V.I. Diversified Dividend Fund - Series I
2009	$7.53912	$9.19964	70,704
2010	$9.19964	$9.97796	69,926
2011	$9.97796	$9.81532	58,496
2012	$9.81532	$11.43921	55,385
2013	$11.43921	$14.71484	53,205
2014	$14.71484	$16.29813	49,541
2015	$16.29813	$16.33000	48,086
2016	$16.33000	$18.40626	42,220
2017	$18.40626	$19.61923	38,702
2018	$19.61923	$17.79896	36,910
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$13.34707	1,111
2012	$13.34707	$14.74959	450
2013	$14.74959	$18.12566	433
2014	$18.12566	$19.40096	432
2015	$19.40096	$18.60844	1,857
2016	$18.60844	$21.03137	1,844
2017	$21.03137	$22.92461	1,849
2018	$22.92461	$20.36328	1,859
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$9.94480	17,073
2012	$9.94480	$11.10426	14,279
2013	$11.10426	$13.35401	13,613
2014	$13.35401	$13.19952	12,334
2015	$13.19952	$12.77328	12,182
2016	$12.77328	$13.39447	11,476
2017	$13.39447	$16.16112	9,174
2018	$16.16112	$13.43341	8,872

A-93

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$10.45955	2,547
2014	$10.45955	$10.44509	2,085
2015	$10.44509	$9.92897	2,083
2016	$9.92897	$10.84041	1,997
2017	$10.84041	$11.31271	1,740
2018	$11.31271	$10.73196	1,739
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.40430	$12.02109	1,690
2010	$12.02109	$13.46630	1,578
2011	$13.46630	$12.37675	1,688
2012	$12.37675	$13.48032	458
2013	$13.48032	$17.04644	457
2014	$17.04644	$17.47597	457
2015	$17.47597	$16.46449	456
2016	$16.46449	$18.33498	456
2017	$18.33498	$20.68523	456
2018	$20.68523	$17.99922	455
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.52130	$11.54579	1,067
2010	$11.54579	$14.42565	830
2011	$14.42565	$12.83608	2,026
2012	$12.83608	$14.06524	829
2013	$14.06524	$18.86158	828
2014	$18.86158	$19.93999	828
2015	$19.93999	$19.77838	827
2016	$19.77838	$19.52793	827
2017	$19.52793	$23.41590	826
2018	$23.41590	$21.63403	826
Invesco V.I. S&P 500 Index Fund - Series I
2009	$6.11698	$7.58626	61,141
2010	$7.58626	$8.55500	59,820
2011	$8.55500	$8.55379	37,600
2012	$8.55379	$9.71183	37,080
2013	$9.71183	$12.57596	36,506
2014	$12.57596	$13.98977	35,405
2015	$13.98977	$13.87462	31,923
2016	$13.87462	$15.18124	31,227
2017	$15.18124	$18.07180	30,309
2018	$18.07180	$16.88711	25,635
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$12.69527	$21.16708	2,037
2010	$21.16708	$24.73276	2,724
2011	$24.73276	$19.85674	4,180
2012	$19.85674	$23.38101	3,713
2013	$23.38101	$22.71706	4,321
2014	$22.71706	$21.29938	1,473
2015	$21.29938	$18.67316	1,442
2016	$18.67316	$19.56723	1,454
2017	$19.56723	$25.94575	1,329
2018	$25.94575	$21.01910	1,762

A-94

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$16.63041	11,459
2015	$16.63041	$14.07954	11,472
2016	$14.07954	$15.93251	8,158
2017	$15.93251	$17.66893	8,118
2018	$17.66893	$15.98129	6,644
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$7.51084	$9.77162	8,053
2010	$9.77162	$10.13785	8,345
2011	$10.13785	$9.58624	5,969
2012	$9.58624	$10.71292	4,928
2013	$10.71292	$12.19363	34,413
2014	$12.19363	$12.22801	32,360
2015	$12.22801	$11.23614	32,178
2016	$11.23614	$11.64590	27,828
2017	$11.64590	$13.27478	23,988
2018	$13.27478	$12.18258	19,525
Morgan Stanley VIF Growth Portfolio, Class I
2009	$4.55288	$7.39942	18,584
2010	$7.39942	$8.92457	18,304
2011	$8.92457	$8.51612	18,243
2012	$8.51612	$9.56152	18,170
2013	$9.56152	$13.89869	17,968
2014	$13.89869	$14.51178	18,613
2015	$14.51178	$15.98939	18,554
2016	$15.98939	$15.44029	18,358
2017	$15.44029	$21.69862	18,088
2018	$21.69862	$22.90433	15,134
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.44929	$14.62474	3,616
2010	$14.62474	$18.99648	2,557
2011	$18.99648	$17.32084	6,870
2012	$17.32084	$18.48019	7,001
2013	$18.48019	$24.94239	4,075
2014	$24.94239	$24.96695	2,166
2015	$24.96695	$23.06384	1,779
2016	$23.06384	$20.65391	1,854
2017	$20.65391	$28.13642	1,685
2018	$28.13642	$30.55871	874
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$15.76266	$19.86084	5,211
2010	$19.86084	$25.33902	4,471
2011	$25.33902	$26.34814	3,324
2012	$26.34814	$29.95993	2,564
2013	$29.95993	$30.01474	2,644
2014	$30.01474	$38.22251	2,648
2015	$38.22251	$38.33637	2,548
2016	$38.33637	$40.20006	2,433
2017	$40.20006	$40.69247	1,378
2018	$40.69247	$36.86051	851

A-95

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class X
2009	$12.47073	$15.00597	26,084
2010	$15.00597	$16.09753	23,134
2011	$16.09753	$16.59467	16,006
2012	$16.59467	$18.58554	12,688
2013	$18.58554	$18.43217	18,302
2014	$18.43217	$19.50308	9,019
2015	$19.50308	$18.74501	7,277
2016	$18.74501	$19.70562	3,564
2017	$19.70562	$20.63141	3,319
2018	$20.63141	$19.43811	3,264
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2009	$4.84409	$8.14684	102,078
2010	$8.14684	$10.21752	91,584
2011	$10.21752	$9.35427	69,636
2012	$9.35427	$10.31840	58,841
2013	$10.31840	$15.27086	60,774
2014	$15.27086	$15.84694	55,368
2015	$15.84694	$16.89445	54,629
2016	$16.89445	$16.02069	53,771
2017	$16.02069	$23.49714	44,102
2018	$23.49714	$26.12504	39,452
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.16247	1,689
2018	$11.16247	$10.02662	1,690
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05176	505
2017	$10.05176	$12.91767	313
2018	$12.91767	$12.98132	308
Putnam VT International Equity Fund - Class IB
2009	$7.28154	$8.90887	10,162
2010	$8.90887	$9.62254	10,328
2011	$9.62254	$7.84668	17,950
2012	$7.84668	$9.39064	17,299
2013	$9.39064	$11.80632	18,365
2014	$11.80632	$10.80434	8,829
2015	$10.80434	$10.62114	8,642
2016	$10.62114	$10.17116	9,015
2017	$10.17116	$12.63943	8,456
2018	$12.63943	$10.03503	4,945
Putnam VT Small Cap Value Fund - Class IB
2009	$8.17995	$10.56203	460
2010	$10.56203	$13.06275	449
2011	$13.06275	$12.21762	449
2012	$12.21762	$14.09048	446
2013	$14.09048	$19.31101	438
2014	$19.31101	$19.60798	439
2015	$19.60798	$18.43255	439
2016	$18.43255	$23.07080	429
2017	$23.07080	$24.43194	434
2018	$24.43194	$19.20245	440
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

A-96

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME
AND DEATH BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.88

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$7.69841	$9.08329	6,050
2010	$9.08329	$10.04509	5,321
2011	$10.04509	$10.44641	4,335
2012	$10.44641	$12.00717	4,334
2013	$12.00717	$15.84407	4,333
2014	$15.84407	$16.97655	4,332
2015	$16.97655	$16.88116	3,745
2016	$16.88116	$18.38338	3,061
2017	$18.38338	$21.37604	2,713
2018	$21.37604	$19.72979	2,181
AB VPS Growth Portfolio - Class B
2009	$5.10331	$6.64775	0
2010	$6.64775	$7.48183	0
2011	$7.48183	$7.40649	1,111
2012	$7.40649	$8.24695	1,099
2013	$8.24695	$10.81220	1,033
2014	$10.81220	$11.97441	955
2015	$11.97441	$12.77499	0
2016	$12.77499	$12.63192	0
2017	$12.63192	$16.61405	0
2018	$16.61405	$16.90045	0
AB VPS Large Cap Growth Portfolio - Class B
2009	$4.98509	$6.70086	0
2010	$6.70086	$7.21546	0
2011	$7.21546	$6.84276	0
2012	$6.84276	$7.78987	0
2013	$7.78987	$10.46291	0
2014	$10.46291	$11.67746	0
2015	$11.67746	$12.69128	0
2016	$12.69128	$12.73610	0
2017	$12.73610	$16.44229	0
2018	$16.44229	$16.49248	0
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.88344	0
2017	$9.88344	$9.75556	0
2018	$9.75556	$9.72124	3,113
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.08126	$12.07247	3,745
2010	$12.07247	$13.33586	3,743
2011	$13.33586	$13.38671	5,539
2012	$13.38671	$14.78413	5,482
2013	$14.78413	$16.51503	5,055
2014	$16.51503	$16.93859	4,582
2015	$16.93859	$15.43495	1,606
2016	$15.43495	$17.25540	1,097
2017	$17.25540	$18.55458	642
2018	$18.55458	$17.40592	201

A-97

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.59329	$10.61937	0
2010	$10.61937	$11.57682	0
2011	$11.57682	$11.23201	0
2012	$11.23201	$12.57973	0
2013	$12.57973	$15.81873	0
2014	$15.81873	$16.61312	0
2015	$16.61312	$15.48328	0
2016	$15.48328	$17.61828	0
2017	$17.61828	$18.71581	0
2018	$18.71581	$16.68333	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2009	$8.14713	$10.31617	0
2010	$10.31617	$12.96853	0
2011	$12.96853	$12.23663	341
2012	$12.23663	$14.20205	336
2013	$14.20205	$18.96949	292
2014	$18.96949	$18.70369	311
2015	$18.70369	$16.98236	0
2016	$16.98236	$21.67680	0
2017	$21.67680	$23.51685	0
2018	$23.51685	$20.08458	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.77392	$13.13184	0
2010	$13.13184	$13.95691	0
2011	$13.95691	$12.22842	442
2012	$12.22842	$14.17394	450
2013	$14.17394	$17.08823	428
2014	$17.08823	$14.88815	493
2015	$14.88815	$13.64845	0
2016	$13.64845	$14.34175	0
2017	$14.34175	$16.40868	0
2018	$16.40868	$13.60119	0
Invesco V.I. American Franchise Fund - Series I
2009	$3.50538	$5.70729	0
2010	$5.70729	$6.70597	0
2011	$6.70597	$6.16863	0
2012	$6.16863	$6.87776	0
2013	$6.87776	$9.44941	0
2014	$9.44941	$10.04600	0
2015	$10.04600	$10.34214	0
2016	$10.34214	$10.36989	0
2017	$10.36989	$12.94713	0
2018	$12.94713	$12.23183	0
Invesco V.I. American Value Fund - Series I
2009	$8.54365	$11.66022	3,359
2010	$11.66022	$13.97436	3,359
2011	$13.97436	$13.82723	3,359
2012	$13.82723	$15.90150	3,359
2013	$15.90150	$20.93204	3,359
2014	$20.93204	$22.52266	3,359
2015	$22.52266	$20.06557	3,359
2016	$20.06557	$22.72139	2,691
2017	$22.72139	$24.49670	2,515
2018	$24.49670	$20.97628	2,122

A-98

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series I
2009	$8.41409	$10.62341	0
2010	$10.62341	$12.07935	0
2011	$12.07935	$11.62492	482
2012	$11.62492	$13.58833	461
2013	$13.58833	$18.11462	407
2014	$18.11462	$19.42641	394
2015	$19.42641	$17.90601	0
2016	$17.90601	$20.59278	0
2017	$20.59278	$23.79458	0
2018	$23.79458	$20.48817	0
Invesco V.I. Core Equity Fund - Series I
2009	$7.81890	$9.83481	2,558
2010	$9.83481	$10.56344	2,558
2011	$10.56344	$10.35021	2,558
2012	$10.35021	$11.55542	2,558
2013	$11.55542	$14.64258	2,558
2014	$14.64258	$15.52492	2,558
2015	$15.52492	$14.34225	2,558
2016	$14.34225	$15.50514	2,083
2017	$15.50514	$17.20490	1,865
2018	$17.20490	$15.28101	1,515
Invesco V.I. Diversified Dividend Fund - Series I
2009	$7.51435	$9.15751	13,196
2010	$9.15751	$9.91936	13,029
2011	$9.91936	$9.74502	13,452
2012	$9.74502	$11.34249	13,275
2013	$11.34249	$14.57149	13,123
2014	$14.57149	$16.11837	12,990
2015	$16.11837	$16.12892	12,427
2016	$16.12892	$18.15607	10,620
2017	$18.15607	$19.32749	9,742
2018	$19.32749	$17.51137	6,795
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$13.49302	8,960
2012	$13.49302	$14.89144	8,960
2013	$14.89144	$18.27623	8,960
2014	$18.27623	$19.53671	8,960
2015	$19.53671	$18.71430	8,960
2016	$18.71430	$21.12361	7,324
2017	$21.12361	$22.99534	6,490
2018	$22.99534	$20.39939	5,219
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$9.83988	4,242
2012	$9.83988	$10.97278	4,280
2013	$10.97278	$13.17875	4,248
2014	$13.17875	$13.00936	4,279
2015	$13.00936	$12.57291	3,273
2016	$12.57291	$13.16727	2,781
2017	$13.16727	$15.86643	2,530
2018	$15.86643	$13.17122	2,148

A-99

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$11.74268	1,471
2014	$11.74268	$11.71121	1,471
2015	$11.71121	$11.11805	1,471
2016	$11.11805	$12.12292	1,202
2017	$12.12292	$12.63472	1,065
2018	$12.63472	$11.97045	857
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.34485	$11.92959	0
2010	$11.92959	$13.34646	0
2011	$13.34646	$12.25069	221
2012	$12.25069	$13.32564	233
2013	$13.32564	$16.82896	219
2014	$16.82896	$17.23058	222
2015	$17.23058	$16.21221	0
2016	$16.21221	$18.03064	0
2017	$18.03064	$20.31553	0
2018	$20.31553	$17.65441	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.47353	$11.45756	0
2010	$11.45756	$14.29684	0
2011	$14.29684	$12.70496	0
2012	$12.70496	$13.90343	0
2013	$13.90343	$18.62038	0
2014	$18.62038	$19.65942	0
2015	$19.65942	$19.47474	0
2016	$19.47474	$19.20321	0
2017	$19.20321	$22.99671	0
2018	$22.99671	$21.21895	0
Invesco V.I. S&P 500 Index Fund - Series I
2009	$6.55880	$8.12363	4,144
2010	$8.12363	$9.14910	0
2011	$9.14910	$9.13595	0
2012	$9.13595	$10.35928	0
2013	$10.35928	$13.39692	0
2014	$13.39692	$14.88367	0
2015	$14.88367	$14.74199	0
2016	$14.74199	$16.10939	0
2017	$16.10939	$19.15184	0
2018	$19.15184	$17.87294	0
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$14.28802	$23.79176	0
2010	$23.79176	$27.76353	0
2011	$27.76353	$22.26106	718
2012	$22.26106	$26.17793	727
2013	$26.17793	$25.40149	842
2014	$25.40149	$23.78533	922
2015	$23.78533	$20.82545	0
2016	$20.82545	$21.79432	0
2017	$21.79432	$28.86143	0
2018	$28.86143	$23.35055	0

A-100

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class I
2014	$10.00000	$16.52427	918
2015	$16.52427	$13.97149	205
2016	$13.97149	$15.78977	0
2017	$15.78977	$17.48796	0
2018	$17.48796	$15.79692	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$7.70738	$10.01430	0
2010	$10.01430	$10.37613	0
2011	$10.37613	$9.79884	701
2012	$9.79884	$10.93625	711
2013	$10.93625	$12.43167	1,183
2014	$12.43167	$12.45053	1,120
2015	$12.45053	$11.42574	292
2016	$11.42574	$11.82706	228
2017	$11.82706	$13.46382	181
2018	$13.46382	$12.33992	181
Morgan Stanley VIF Growth Portfolio, Class I
2009	$5.15945	$8.37434	0
2010	$8.37434	$10.08734	0
2011	$10.08734	$9.61320	0
2012	$9.61320	$10.77920	0
2013	$10.77920	$15.64839	0
2014	$15.64839	$16.31743	0
2015	$16.31743	$17.95553	0
2016	$17.95553	$17.31644	0
2017	$17.31644	$24.30374	0
2018	$24.30374	$25.62067	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.36772	$14.47963	0
2010	$14.47963	$18.78358	0
2011	$18.78358	$17.10450	619
2012	$17.10450	$18.22560	687
2013	$18.22560	$24.56683	611
2014	$24.56683	$24.55907	618
2015	$24.55907	$22.65755	0
2016	$22.65755	$20.26378	0
2017	$20.26378	$27.56923	0
2018	$27.56923	$29.90355	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$14.55148	$18.31092	0
2010	$18.31092	$23.33128	0
2011	$23.33128	$24.22900	297
2012	$24.22900	$27.51444	287
2013	$27.51444	$27.52895	331
2014	$27.52895	$35.01146	278
2015	$35.01146	$35.07014	0
2016	$35.07014	$36.72745	0
2017	$36.72745	$37.12917	0
2018	$37.12917	$33.58879	0

A-101

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class X
2009	$11.88943	$14.28792	0
2010	$14.28792	$15.30735	0
2011	$15.30735	$15.75964	0
2012	$15.75964	$17.62735	0
2013	$17.62735	$17.45916	0
2014	$17.45916	$18.44955	0
2015	$18.44955	$17.70940	0
2016	$17.70940	$18.59282	0
2017	$18.59282	$19.44111	0
2018	$19.44111	$18.29272	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2009	$5.23798	$8.79785	13,279
2010	$8.79785	$11.01969	13,176
2011	$11.01969	$10.07558	13,886
2012	$10.07558	$11.09959	13,776
2013	$11.09959	$16.40569	12,944
2014	$16.40569	$17.00245	12,368
2015	$17.00245	$18.10278	11,193
2016	$18.10278	$17.14430	9,710
2017	$17.14430	$25.11257	8,834
2018	$25.11257	$27.88465	5,422
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.15322	0
2018	$11.15322	$10.00520	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05026	0
2017	$10.05026	$12.89904	0
2018	$12.89904	$12.94566	0
Putnam VT International Equity Fund - Class IB
2009	$7.47848	$9.13792	0
2010	$9.13792	$9.85712	0
2011	$9.85712	$8.02754	502
2012	$8.02754	$9.59458	492
2013	$9.59458	$12.04705	461
2014	$12.04705	$11.01030	502
2015	$11.01030	$10.80955	0
2016	$10.80955	$10.33817	0
2017	$10.33817	$12.83033	0
2018	$12.83033	$10.17326	0
Putnam VT Small Cap Value Fund - Class IB
2009	$8.10930	$10.45720	0
2010	$10.45720	$12.91630	0
2011	$12.91630	$12.06498	0
2012	$12.06498	$13.89631	0
2013	$13.89631	$19.02017	0
2014	$19.02017	$19.28758	0
2015	$19.28758	$18.10778	0
2016	$18.10778	$22.63494	0
2017	$22.63494	$23.93931	0
2018	$23.93931	$18.79065	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.88% and an administrative expense charge of 0.10%.

A-102

Morgan Stanley Variable Annuity 3
Statement of Additional Information
Dated April 29, 2019
Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I P.O. Box 758565
Topeka, KS 66675-8565
1 (800) 457-7617
The Contracts are no longer offered for sale.
This Statement of Additional Information supplements the information in the prospectus for the Variable Annuity 3 Contracts. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated April 29, 2019, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.
Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Morgan Stanley Variable Annuity 3 Contracts.

1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio fund if the shares of the Portfolio are no longer available for investment or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.
We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.
We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.
We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.
THE CONTRACT
The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.
PURCHASE OF CONTRACTS
Morgan Stanley & Co. LLC is the principal underwriter and distributor of the Contracts. The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. LLC ("MS&Co) and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.
MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.
Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB. The offering of the Contracts is continuous.
For the Variable Account, we paid commissions to Morgan Stanley & Co. LLC of $14,232,285, $9,967,201.47 and $13,446,600.42 for the years 2016, 2017 and 2018 respectively.
CALCULATION OF ACCUMULATION UNIT VALUES
The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).
The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

2

NET INVESTMENT FACTOR
The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A)	is the sum of:

(1)	the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

(2)	the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B)	is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C)
is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE AMOUNT INCOME PAYMENTS
We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.
CALCULATION OF ANNUITY UNIT VALUES
Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

•
multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

•	dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.
The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.
We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.
GENERAL MATTERS
INCONTESTABILITY
We will not contest the Contract after we issue it.
SETTLEMENTS
The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.
SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS
We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.
The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.
CYBER SECURITY RISK
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Allstate Life is susceptible to operational, information security and related risks. These risks, which are often collectively

3

referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Allstate Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers to Allstate Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Allstate Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Allstate Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Allstate Life in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Allstate Life, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Allstate Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
EXPERTS
The financial statements included in this Prospectus and the related financial statement schedules included elsewhere in this Registration Statement of Allstate Life Insurance Company, and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement. Such financial statements and financial statement schedules have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
FINANCIAL STATEMENTS
The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

•
consolidated financial statements of Allstate Life Insurance Company as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 and related consolidated financial statement schedules, and

•
the statements of net assets of each of the Sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2018 and the statements of operations for the year or period then ended and statements of changes in net assets for each of the periods in the two-year period then ended.

The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

4

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH THE PERFORMANCE DEATH BENEFIT OPTION
Mortality & Expense = 1.38

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$7.91766	$9.38883	384,211
2010	$9.38883	$10.43500	321,153
2011	$10.43500	$10.90617	255,375
2012	$10.90617	$12.59861	199,053
2013	$12.59861	$16.70778	165,643
2014	$16.70778	$17.99173	114,333
2015	$17.99173	$17.98031	100,311
2016	$17.98031	$19.67820	93,133
2017	$19.67820	$22.99594	76,343
2018	$22.99594	$21.33198	57,780
AB VPS Growth Portfolio - Class B
2009	$4.27797	$5.60055	106,736
2010	$5.60055	$6.33479	83,271
2011	$6.33479	$6.30238	65,295
2012	$6.30238	$7.05280	57,292
2013	$7.05280	$9.29290	52,904
2014	$9.29290	$10.34339	49,219
2015	$10.34339	$11.09022	45,872
2016	$11.09022	$11.02083	43,533
2017	$11.02083	$14.56746	38,216
2018	$14.56746	$14.89331	24,897
AB VPS Large Cap Growth Portfolio - Class B
2009	$4.21836	$5.69865	192,027
2010	$5.69865	$6.16701	160,194
2011	$6.16701	$5.87773	131,149
2012	$5.87773	$6.72487	112,982
2013	$6.72487	$9.07771	83,793
2014	$9.07771	$10.18225	68,721
2015	$10.18225	$11.12171	56,841
2016	$11.12171	$11.21677	50,076
2017	$11.21677	$14.55316	41,695
2018	$14.55316	$14.67119	40,766
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.90246	93,043
2017	$9.90246	$9.79882	62,704
2018	$9.79882	$9.78901	107,597
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.29597	$12.41981	134,093
2010	$12.41981	$13.78827	114,864
2011	$13.78827	$13.91006	101,389
2012	$13.91006	$15.43929	93,247
2013	$15.43929	$17.33331	84,344
2014	$17.33331	$17.86699	55,470
2015	$17.86699	$16.36259	53,779
2016	$16.36259	$18.38386	51,590
2017	$18.38386	$19.86676	50,054
2018	$19.86676	$18.73083	51,033

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.79779	$10.92656	56,582
2010	$10.92656	$11.97136	48,546
2011	$11.97136	$11.67293	38,638
2012	$11.67293	$13.13923	30,633
2013	$13.13923	$16.60504	29,961
2014	$16.60504	$17.52634	26,943
2015	$17.52634	$16.41634	22,871
2016	$16.41634	$18.77335	15,431
2017	$18.77335	$20.04250	15,553
2018	$20.04250	$17.95607	15,149
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$10.00662	$13.51188	66,039
2010	$13.51188	$14.43273	64,099
2011	$14.43273	$12.70866	47,589
2012	$12.70866	$14.80459	39,171
2013	$14.80459	$17.93795	33,341
2014	$17.93795	$15.70688	24,386
2015	$15.70688	$14.47126	22,998
2016	$14.47126	$15.28236	22,707
2017	$15.28236	$17.57222	23,270
2018	$17.57222	$14.63914	16,048
Invesco V.I. American Franchise Fund - Series I
2009	$3.01279	$4.92986	173,875
2010	$4.92986	$5.82150	135,448
2011	$5.82150	$5.38184	129,651
2012	$5.38184	$6.03067	206,261
2013	$6.03067	$8.32710	152,691
2014	$8.32710	$8.89720	128,824
2015	$8.89720	$9.20542	113,123
2016	$9.20542	$9.27625	108,770
2017	$9.27625	$11.63953	91,604
2018	$11.63953	$11.05194	67,162
Invesco V.I. American Franchise Fund - Series II
2009	$4.37328	$7.13761	62,126
2010	$7.13761	$8.40884	54,938
2011	$8.40884	$7.75608	49,866
2012	$7.75608	$8.66567	40,920
2013	$8.66567	$11.93631	31,320
2014	$11.93631	$12.72166	29,960
2015	$12.72166	$13.13018	25,452
2016	$13.13018	$13.19874	21,398
2017	$13.19874	$16.52042	15,121
2018	$16.52042	$15.64314	8,791
Invesco V.I. American Value Fund - Series I
2009	$8.81079	$12.08507	224,326
2010	$12.08507	$14.55605	185,936
2011	$14.55605	$14.47487	146,434
2012	$14.47487	$16.72994	113,668
2013	$16.72994	$22.13286	86,797
2014	$22.13286	$23.93410	65,867
2015	$23.93410	$21.42999	57,491
2016	$21.42999	$24.38771	48,459
2017	$24.38771	$26.42462	40,287
2018	$26.42462	$22.74129	30,881

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series II
2009	$8.56553	$10.83719	272,735
2010	$10.83719	$12.35410	235,281
2011	$12.35410	$11.91634	190,707
2012	$11.91634	$13.96281	145,887
2013	$13.96281	$18.66277	121,452
2014	$18.66277	$20.06205	98,809
2015	$20.06205	$18.54277	79,002
2016	$18.54277	$21.37485	65,756
2017	$21.37485	$24.76344	52,645
2018	$24.76344	$21.38029	41,874
Invesco V.I. Core Equity Fund - Series I
2009	$7.92434	$10.01739	156,617
2010	$10.01739	$10.81346	123,004
2011	$10.81346	$10.64819	99,769
2012	$10.64819	$11.94782	90,457
2013	$11.94782	$15.21567	60,566
2014	$15.21567	$16.21342	45,930
2015	$16.21342	$15.05341	38,394
2016	$15.05341	$16.35529	33,147
2017	$16.35529	$18.23894	27,528
2018	$18.23894	$16.28113	26,368
Invesco V.I. Diversified Dividend Fund - Series II
2009	$7.80036	$9.52547	424,075
2010	$9.52547	$10.34325	318,207
2011	$10.34325	$10.18501	264,495
2012	$10.18501	$11.87839	232,341
2013	$11.87839	$15.30481	157,054
2014	$15.30481	$16.97030	124,390
2015	$16.97030	$17.02464	101,562
2016	$17.02464	$19.21389	86,468
2017	$19.21389	$20.51267	77,525
2018	$20.51267	$18.63054	63,644
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$13.54774	40,092
2012	$13.54774	$15.00183	32,862
2013	$15.00183	$18.45997	29,024
2014	$18.45997	$19.78340	23,280
2015	$19.78340	$18.98880	22,247
2016	$18.98880	$21.48642	21,351
2017	$21.48642	$23.45391	19,619
2018	$23.45391	$20.85952	15,661
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.73271	86,346
2012	$9.73271	$10.87547	69,324
2013	$10.87547	$13.10020	52,734
2014	$13.10020	$12.97022	46,050
2015	$12.97022	$12.56891	40,938
2016	$12.56891	$13.19024	32,839
2017	$13.19024	$15.93420	28,388
2018	$15.93420	$13.25830	21,010

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$8.80852	30,253
2014	$8.80852	$8.81672	29,654
2015	$8.81672	$8.39439	25,105
2016	$8.39439	$9.16716	21,851
2017	$9.16716	$9.58564	17,617
2018	$9.58564	$9.10391	12,861
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.56774	$12.27535	22,391
2010	$12.27535	$13.80206	19,275
2011	$13.80206	$12.73229	9,385
2012	$12.73229	$13.91909	7,984
2013	$13.91909	$17.66649	6,222
2014	$17.66649	$18.17879	5,505
2015	$18.17879	$17.19015	6,626
2016	$17.19015	$19.21383	6,539
2017	$19.21383	$21.75682	6,519
2018	$21.75682	$19.00228	6,514
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.65198	$11.78990	17,123
2010	$11.78990	$14.78519	17,105
2011	$14.78519	$13.20472	15,807
2012	$13.20472	$14.52295	14,268
2013	$14.52295	$19.54750	13,736
2014	$19.54750	$20.74177	10,404
2015	$20.74177	$20.64995	6,358
2016	$20.64995	$20.46384	5,005
2017	$20.46384	$24.62879	4,512
2018	$24.62879	$22.83950	4,480
Invesco V.I. S&P 500 Index Fund - Series II
2009	$5.99649	$7.44826	409,705
2010	$7.44826	$8.40935	328,519
2011	$8.40935	$8.41317	281,720
2012	$8.41317	$9.57541	244,346
2013	$9.57541	$12.41201	201,086
2014	$12.41201	$13.81398	168,485
2015	$13.81398	$13.71676	154,246
2016	$13.71676	$15.02932	126,693
2017	$15.02932	$17.91955	113,162
2018	$17.91955	$16.75996	81,617
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$9.95078	$16.65260	64,183
2010	$16.65260	$19.52982	52,454
2011	$19.52982	$15.73761	42,531
2012	$15.73761	$18.59964	34,700
2013	$18.59964	$18.13848	32,452
2014	$18.13848	$17.06962	28,650
2015	$17.06962	$15.02047	24,592
2016	$15.02047	$15.79780	23,258
2017	$15.79780	$21.02489	18,099
2018	$21.02489	$17.09619	15,115

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$17.06797	65,114
2015	$17.06797	$14.48203	63,604
2016	$14.48203	$16.40567	55,684
2017	$16.40567	$18.19315	49,784
2018	$18.19315	$16.51027	39,280
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$7.11691	$9.29346	60,718
2010	$9.29346	$9.67746	52,212
2011	$9.67746	$9.18477	38,287
2012	$9.18477	$10.30240	30,182
2013	$10.30240	$11.76982	25,629
2014	$11.76982	$11.84677	25,913
2015	$11.84677	$10.92620	24,452
2016	$10.92620	$11.36650	19,437
2017	$11.36650	$13.00417	13,173
2018	$13.00417	$11.97876	12,846
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$13.67078	141,647
2014	$13.67078	$13.73880	109,284
2015	$13.73880	$12.65301	93,089
2016	$12.65301	$13.15257	85,147
2017	$13.15257	$15.02895	65,064
2018	$15.02895	$13.82250	59,563
Morgan Stanley VIF Growth Portfolio, Class I
2009	$4.55132	$7.42428	152,695
2010	$7.42428	$8.98771	134,613
2011	$8.98771	$8.60810	97,928
2012	$8.60810	$9.70070	79,600
2013	$9.70070	$14.15321	66,826
2014	$14.15321	$14.83230	56,073
2015	$14.83230	$16.40311	49,565
2016	$16.40311	$15.89834	46,552
2017	$15.89834	$22.42480	50,012
2018	$22.42480	$23.75914	39,981
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.68545	$15.04577	40,819
2010	$15.04577	$19.61569	36,849
2011	$19.61569	$17.95164	32,731
2012	$17.95164	$19.22441	27,273
2013	$19.22441	$26.04294	22,674
2014	$26.04294	$26.16524	19,600
2015	$26.16524	$24.26045	17,679
2016	$24.26045	$21.80582	16,845
2017	$21.80582	$29.81530	14,878
2018	$29.81530	$32.50292	11,148

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$17.36714	$21.96370	37,477
2010	$21.96370	$28.12558	29,911
2011	$28.12558	$29.35383	22,817
2012	$29.35383	$33.50162	19,875
2013	$33.50162	$33.68736	20,746
2014	$33.68736	$43.05829	16,654
2015	$43.05829	$43.34663	16,217
2016	$43.34663	$45.62175	14,515
2017	$45.62175	$46.35122	6,882
2018	$46.35122	$42.14301	6,219
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$13.01087	$15.67794	276,811
2010	$15.67794	$16.83966	217,697
2011	$16.83966	$17.37483	170,994
2012	$17.37483	$19.48538	143,643
2013	$19.48538	$19.35496	122,781
2014	$19.35496	$20.48154	111,047
2015	$20.48154	$19.73179	102,359
2016	$19.73179	$20.74249	81,839
2017	$20.74249	$21.75879	69,959
2018	$21.75879	$20.51347	48,600
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$5.02433	$8.45810	487,677
2010	$8.45810	$10.61980	378,997
2011	$10.61980	$9.73523	287,524
2012	$9.73523	$10.75190	230,206
2013	$10.75190	$15.93045	241,038
2014	$15.93045	$16.55088	196,228
2015	$16.55088	$17.66739	180,531
2016	$17.66739	$16.77381	159,597
2017	$16.77381	$24.62788	118,673
2018	$24.62788	$27.41697	87,658
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.18884	38,365
2018	$11.18884	$10.08778	32,355
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05602	50,203
2017	$10.05602	$12.97088	48,880
2018	$12.97088	$13.08340	38,769
Putnam VT International Equity Fund - Class IB
2009	$6.79843	$8.34865	209,442
2010	$8.34865	$9.05082	152,932
2011	$9.05082	$7.40783	133,514
2012	$7.40783	$8.89838	103,806
2013	$8.89838	$11.22886	88,237
2014	$11.22886	$10.31400	83,233
2015	$10.31400	$10.17671	63,813
2016	$10.17671	$9.78159	54,833
2017	$9.78159	$12.20023	42,847
2018	$12.20023	$9.72247	34,077

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$8.38438	$10.86614	69,788
2010	$10.86614	$13.48861	57,774
2011	$13.48861	$12.66263	51,849
2012	$12.66263	$14.65794	42,067
2013	$14.65794	$20.16311	30,421
2014	$20.16311	$20.54911	27,199
2015	$20.54911	$19.38890	25,169
2016	$19.38890	$24.35743	22,051
2017	$24.35743	$25.88982	21,566
2018	$25.88982	$20.42423	17,602
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)
Mortality & Expense = 1.40

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$7.45830	$8.84235	3,075
2010	$8.84235	$9.82566	3,075
2011	$9.82566	$10.26725	0
2012	$10.26725	$11.85815	0
2013	$11.85815	$15.72266	0
2014	$15.72266	$16.92752	0
2015	$16.92752	$16.91341	0
2016	$16.91341	$18.50687	0
2017	$18.50687	$21.62281	0
2018	$21.62281	$20.05417	0
AB VPS Growth Portfolio - Class B
2009	$6.48980	$8.49450	0
2010	$8.49450	$9.60622	0
2011	$9.60622	$9.55516	0
2012	$9.55516	$10.69073	0
2013	$10.69073	$14.08351	0
2014	$14.08351	$15.67240	0
2015	$15.67240	$16.80064	0
2016	$16.80064	$16.69220	0
2017	$16.69220	$22.05955	0
2018	$22.05955	$22.54844	0
AB VPS Large Cap Growth Portfolio - Class B
2009	$6.05325	$8.17580	3,790
2010	$8.17580	$8.84599	3,790
2011	$8.84599	$8.42934	0
2012	$8.42934	$9.64231	0
2013	$9.64231	$13.01327	0
2014	$13.01327	$14.59375	0
2015	$14.59375	$15.93704	0
2016	$15.93704	$16.07005	0
2017	$16.07005	$20.84589	0
2018	$20.84589	$21.01072	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.90113	0
2017	$9.90113	$9.79554	0
2018	$9.79554	$9.78377	0
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.28677	$12.40502	0
2010	$12.40502	$13.76909	0
2011	$13.76909	$13.88794	0
2012	$13.88794	$15.41165	0
2013	$15.41165	$17.29883	0
2014	$17.29883	$17.82788	0
2015	$17.82788	$16.32351	0
2016	$16.32351	$18.33628	0
2017	$18.33628	$19.81140	0
2018	$19.81140	$18.67488	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.78921	$10.91372	0
2010	$10.91372	$11.95492	0
2011	$11.95492	$11.65456	0
2012	$11.65456	$13.11593	0
2013	$13.11593	$16.57227	0
2014	$16.57227	$17.48826	0
2015	$17.48826	$16.37738	0
2016	$16.37738	$18.72507	0
2017	$18.72507	$19.98695	0
2018	$19.98695	$17.90269	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.99670	$13.49577	0
2010	$13.49577	$14.41265	0
2011	$14.41265	$12.68845	0
2012	$12.68845	$14.77807	0
2013	$14.77807	$17.90222	0
2014	$17.90222	$15.67246	0
2015	$15.67246	$14.43666	0
2016	$14.43666	$15.24278	0
2017	$15.24278	$17.52321	0
2018	$17.52321	$14.59538	0
Invesco V.I. American Franchise Fund - Series I
2009	$4.82127	$7.88751	0
2010	$7.88751	$9.31221	0
2011	$9.31221	$8.60719	0
2012	$8.60719	$9.64293	0
2013	$9.64293	$13.31221	0
2014	$13.31221	$14.22079	0
2015	$14.22079	$14.71045	0
2016	$14.71045	$14.82067	0
2017	$14.82067	$18.59278	0
2018	$18.59278	$17.65062	0
Invesco V.I. American Franchise Fund - Series II
2009	$4.73036	$7.71888	0
2010	$7.71888	$9.09181	0
2011	$9.09181	$8.38435	0
2012	$8.38435	$9.36574	0
2013	$9.36574	$12.89803	0
2014	$12.89803	$13.74392	0
2015	$13.74392	$14.18243	0
2016	$14.18243	$14.25363	0
2017	$14.25363	$17.83724	0
2018	$17.83724	$16.88664	0
Invesco V.I. American Value Fund - Series I
2009	$8.89538	$12.19866	1,576
2010	$12.19866	$14.68992	1,576
2011	$14.68992	$14.60507	862
2012	$14.60507	$16.87704	0
2013	$16.87704	$22.32301	0
2014	$22.32301	$24.13490	0
2015	$24.13490	$21.60545	0
2016	$21.60545	$24.58248	0
2017	$24.58248	$26.63034	0
2018	$26.63034	$22.91372	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series II
2009	$8.55412	$10.82059	0
2010	$10.82059	$12.33270	0
2011	$12.33270	$11.89334	0
2012	$11.89334	$13.93306	0
2013	$13.93306	$18.61929	0
2014	$18.61929	$20.01131	0
2015	$20.01131	$18.49217	0
2016	$18.49217	$21.31227	0
2017	$21.31227	$24.68601	0
2018	$24.68601	$21.30914	0
Invesco V.I. Core Equity Fund - Series I
2009	$7.92011	$10.01004	3,425
2010	$10.01004	$10.80337	3,425
2011	$10.80337	$10.63612	0
2012	$10.63612	$11.93188	0
2013	$11.93188	$15.19234	0
2014	$15.19234	$16.18531	0
2015	$16.18531	$15.02432	0
2016	$15.02432	$16.32043	0
2017	$16.32043	$18.19643	0
2018	$18.19643	$16.23992	0
Invesco V.I. Diversified Dividend Fund - Series II
2009	$7.29591	$8.90767	0
2010	$8.90767	$9.67047	0
2011	$9.67047	$9.52062	0
2012	$9.52062	$11.10132	0
2013	$11.10132	$14.30074	0
2014	$14.30074	$15.85379	0
2015	$15.85379	$15.90138	0
2016	$15.90138	$17.94261	0
2017	$17.94261	$19.15164	0
2018	$19.15164	$17.39090	0
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.91907	0
2012	$12.91907	$14.30282	0
2013	$14.30282	$17.59631	0
2014	$17.59631	$18.85404	0
2015	$18.85404	$18.09315	0
2016	$18.09315	$20.46888	0
2017	$20.46888	$22.33874	0
2018	$22.33874	$19.86372	0
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$10.29218	0
2012	$10.29218	$11.49834	0
2013	$11.49834	$13.84772	0
2014	$13.84772	$13.70758	0
2015	$13.70758	$13.28080	0
2016	$13.28080	$13.93453	0
2017	$13.93453	$16.82998	0
2018	$16.82998	$14.00082	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$15.02224	0
2014	$15.02224	$15.03323	0
2015	$15.03323	$14.31026	0
2016	$14.31026	$15.62453	0
2017	$15.62453	$16.33453	0
2018	$16.33453	$15.51052	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.55788	$12.26024	0
2010	$12.26024	$13.78232	0
2011	$13.78232	$12.71154	0
2012	$12.71154	$13.89361	0
2013	$13.89361	$17.63063	0
2014	$17.63063	$18.13827	0
2015	$18.13827	$17.14839	0
2016	$17.14839	$19.16333	0
2017	$19.16333	$21.69530	0
2018	$21.69530	$18.94474	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.64396	$11.77520	0
2010	$11.77520	$14.76380	0
2011	$14.76380	$13.18298	0
2012	$13.18298	$14.49612	0
2013	$14.49612	$19.50749	0
2014	$19.50749	$20.69518	0
2015	$20.69518	$20.59944	0
2016	$20.59944	$20.40973	0
2017	$20.40973	$24.55876	0
2018	$24.55876	$22.76998	0
Invesco V.I. S&P 500 Index Fund - Series II
2009	$7.33840	$9.11324	0
2010	$9.11324	$10.28710	0
2011	$10.28710	$10.28974	0
2012	$10.28974	$11.70886	0
2013	$11.70886	$15.17444	0
2014	$15.17444	$16.88507	0
2015	$16.88507	$16.76290	0
2016	$16.76290	$18.36329	0
2017	$18.36329	$21.89030	0
2018	$21.89030	$20.46965	0
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$16.51721	$27.63598	0
2010	$27.63598	$32.40440	0
2011	$32.40440	$26.10705	0
2012	$26.10705	$30.84868	0
2013	$30.84868	$30.07781	0
2014	$30.07781	$28.29973	0
2015	$28.29973	$24.89745	0
2016	$24.89745	$26.18072	0
2017	$26.18072	$34.83631	0
2018	$34.83631	$28.32110	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$19.17437	0
2015	$19.17437	$16.26604	0
2016	$16.26604	$18.42297	0
2017	$18.42297	$20.42616	0
2018	$20.42616	$18.53300	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$8.99357	$11.74172	0
2010	$11.74172	$12.22444	0
2011	$12.22444	$11.59976	0
2012	$11.59976	$13.00864	0
2013	$13.00864	$14.85854	0
2014	$14.85854	$14.95270	0
2015	$14.95270	$13.78802	0
2016	$13.78802	$14.34080	0
2017	$14.34080	$16.40372	0
2018	$16.40372	$15.10719	0
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$14.86398	0
2014	$14.86398	$14.93495	0
2015	$14.93495	$13.75189	0
2016	$13.75189	$14.29197	0
2017	$14.29197	$16.32765	0
2018	$16.32765	$15.01392	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$6.28963	$10.25784	0
2010	$10.25784	$12.41548	0
2011	$12.41548	$11.88872	0
2012	$11.88872	$13.39502	0
2013	$13.39502	$19.53928	0
2014	$19.53928	$20.47271	0
2015	$20.47271	$22.63634	0
2016	$22.63634	$21.93538	0
2017	$21.93538	$30.93396	0
2018	$30.93396	$32.76803	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.67254	$15.02271	1,498
2010	$15.02271	$19.58172	1,498
2011	$19.58172	$17.91696	819
2012	$17.91696	$19.18342	0
2013	$19.18342	$25.98222	0
2014	$25.98222	$26.09903	0
2015	$26.09903	$24.19421	0
2016	$24.19421	$21.74195	0
2017	$21.74195	$29.72207	0
2018	$29.72207	$32.39475	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$14.30891	$18.09245	0
2010	$18.09245	$23.16363	0
2011	$23.16363	$24.17036	0
2012	$24.17036	$27.58018	0
2013	$27.58018	$27.72754	0
2014	$27.72754	$35.43352	0
2015	$35.43352	$35.66367	0
2016	$35.66367	$37.52805	0
2017	$37.52805	$38.12051	0
2018	$38.12051	$34.65260	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$11.71130	$14.10916	1,187
2010	$14.10916	$15.15161	1,186
2011	$15.15161	$15.63001	0
2012	$15.63001	$17.52510	0
2013	$17.52510	$17.40432	0
2014	$17.40432	$18.41369	0
2015	$18.41369	$17.73608	0
2016	$17.73608	$18.64084	0
2017	$18.64084	$19.55027	0
2018	$19.55027	$18.42763	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$6.76535	$11.38671	3,454
2010	$11.38671	$14.29403	3,454
2011	$14.29403	$13.10081	0
2012	$13.10081	$14.46604	0
2013	$14.46604	$21.42920	0
2014	$21.42920	$22.25932	0
2015	$22.25932	$23.75616	0
2016	$23.75616	$22.55011	0
2017	$22.55011	$33.10224	0
2018	$33.10224	$36.84363	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.18740	0
2018	$11.18740	$10.08446	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05579	0
2017	$10.05579	$12.96801	0
2018	$12.96801	$13.07787	0
Putnam VT International Equity Fund - Class IB
2009	$8.84859	$10.86411	3,145
2010	$10.86411	$11.77551	3,145
2011	$11.77551	$9.63598	0
2012	$9.63598	$11.57253	0
2013	$11.57253	$14.60045	0
2014	$14.60045	$13.40821	0
2015	$13.40821	$13.22708	0
2016	$13.22708	$12.71098	0
2017	$12.71098	$15.85079	0
2018	$15.85079	$12.62910	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$8.37319	$10.84947	1,452
2010	$10.84947	$13.46522	1,452
2011	$13.46522	$12.63815	794
2012	$12.63815	$14.62668	0
2013	$14.62668	$20.11608	0
2014	$20.11608	$20.49707	0
2015	$20.49707	$19.33591	0
2016	$19.33591	$24.28603	0
2017	$24.28603	$25.80878	0
2018	$25.80878	$20.35619	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH THE DEATH BENEFIT COMBINATION OPTION
Mortality & Expense = 1.49

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$7.84333	$9.29046	684,580
2010	$9.29046	$10.31433	604,055
2011	$10.31433	$10.76822	510,076
2012	$10.76822	$12.42554	472,424
2013	$12.42554	$16.46014	409,776
2014	$16.46014	$17.70558	241,418
2015	$17.70558	$17.67489	214,450
2016	$17.67489	$19.32274	196,004
2017	$19.32274	$22.55581	172,411
2018	$22.55581	$20.90055	145,365
AB VPS Growth Portfolio - Class B
2009	$4.23781	$5.54188	149,291
2010	$5.54188	$6.26154	121,426
2011	$6.26154	$6.22267	99,928
2012	$6.22267	$6.95592	92,535
2013	$6.95592	$9.15519	81,751
2014	$9.15519	$10.17890	78,996
2015	$10.17890	$10.90186	71,765
2016	$10.90186	$10.82176	65,320
2017	$10.82176	$14.28866	59,031
2018	$14.28866	$14.59211	58,520
AB VPS Large Cap Growth Portfolio - Class B
2009	$4.17874	$5.63892	396,236
2010	$5.63892	$6.09568	362,655
2011	$6.09568	$5.80335	321,461
2012	$5.80335	$6.63247	304,778
2013	$6.63247	$8.94313	277,956
2014	$8.94313	$10.02026	115,998
2015	$10.02026	$10.93273	89,891
2016	$10.93273	$11.01408	76,527
2017	$11.01408	$14.27453	67,202
2018	$14.27453	$14.37438	55,767
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.89517	171,190
2017	$9.89517	$9.78086	205,883
2018	$9.78086	$9.76027	485,323
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.24827	$12.34249	141,805
2010	$12.34249	$13.68737	168,384
2011	$13.68737	$13.79313	154,586
2012	$13.79313	$15.29262	143,065
2013	$15.29262	$17.14979	136,450
2014	$17.14979	$17.65837	137,511
2015	$17.65837	$16.15374	119,814
2016	$16.15374	$18.12931	113,447
2017	$18.12931	$19.57022	103,184
2018	$19.57022	$18.43084	94,925

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.75237	$10.85819	133,842
2010	$10.85819	$11.88340	141,193
2011	$11.88340	$11.57443	122,536
2012	$11.57443	$13.01402	108,225
2013	$13.01402	$16.42874	86,814
2014	$16.42874	$17.32119	83,344
2015	$17.32119	$16.20632	70,931
2016	$16.20632	$18.51287	60,541
2017	$18.51287	$19.74273	59,594
2018	$19.74273	$17.66793	57,436
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.95509	$13.42751	133,020
2010	$13.42751	$14.32687	129,732
2011	$14.32687	$12.60158	261,769
2012	$12.60158	$14.66367	249,593
2013	$14.66367	$17.74768	228,900
2014	$17.74768	$15.52317	77,141
2015	$15.52317	$14.28627	72,161
2016	$14.28627	$15.07046	68,054
2017	$15.07046	$17.30957	55,071
2018	$17.30957	$14.40438	56,277
Invesco V.I. American Franchise Fund - Series I
2009	$2.98448	$4.87816	173,817
2010	$4.87816	$5.75413	152,483
2011	$5.75413	$5.31371	119,546
2012	$5.31371	$5.94776	567,406
2013	$5.94776	$8.20358	530,040
2014	$8.20358	$8.75560	209,645
2015	$8.75560	$9.04893	187,336
2016	$9.04893	$9.10856	162,193
2017	$9.10856	$11.41659	141,513
2018	$11.41659	$10.82827	127,192
Invesco V.I. American Franchise Fund - Series II
2009	$4.33672	$7.07019	211,588
2010	$7.07019	$8.32024	175,999
2011	$8.32024	$7.66594	125,789
2012	$7.66594	$8.55552	103,199
2013	$8.55552	$11.77165	70,800
2014	$11.77165	$12.53238	53,661
2015	$12.53238	$12.92060	48,841
2016	$12.92060	$12.97384	44,112
2017	$12.97384	$16.22113	40,207
2018	$16.22113	$15.34274	30,802
Invesco V.I. American Value Fund - Series I
2009	$8.72806	$11.95843	462,224
2010	$11.95843	$14.38770	372,209
2011	$14.38770	$14.29176	310,770
2012	$14.29176	$16.50008	272,538
2013	$16.50008	$21.80479	223,362
2014	$21.80479	$23.55342	165,135
2015	$23.55342	$21.06592	140,689
2016	$21.06592	$23.94711	114,727
2017	$23.94711	$25.91877	100,618
2018	$25.91877	$22.28127	80,013

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series II
2009	$8.50290	$10.74612	727,410
2010	$10.74612	$12.23681	621,179
2011	$12.23681	$11.79026	533,967
2012	$11.79026	$13.79984	468,023
2013	$13.79984	$18.42469	408,338
2014	$18.42469	$19.78433	210,280
2015	$19.78433	$18.26596	169,663
2016	$18.26596	$21.03268	157,338
2017	$21.03268	$24.34032	142,137
2018	$24.34032	$20.99172	128,446
Invesco V.I. Core Equity Fund - Series I
2009	$7.90103	$9.97694	293,523
2010	$9.97694	$10.75796	266,984
2011	$10.75796	$10.58191	228,403
2012	$10.58191	$11.86037	209,551
2013	$11.86037	$15.08770	191,495
2014	$15.08770	$16.05937	93,549
2015	$16.05937	$14.89398	82,693
2016	$14.89398	$16.16434	73,284
2017	$16.16434	$18.00624	60,029
2018	$18.00624	$16.05562	53,988
Invesco V.I. Diversified Dividend Fund - Series II
2009	$7.72715	$9.42569	569,758
2010	$9.42569	$10.22366	485,420
2011	$10.22366	$10.05619	397,167
2012	$10.05619	$11.71524	328,990
2013	$11.71524	$15.07801	273,977
2014	$15.07801	$16.70043	244,692
2015	$16.70043	$16.73548	210,711
2016	$16.73548	$18.86684	195,300
2017	$18.86684	$20.12010	170,087
2018	$20.12010	$18.25378	144,383
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$13.37641	84,532
2012	$13.37641	$14.79579	73,607
2013	$14.79579	$18.18643	61,173
2014	$18.18643	$19.46882	54,757
2015	$19.46882	$18.66631	49,262
2016	$18.66631	$21.09836	43,643
2017	$21.09836	$23.00508	35,090
2018	$23.00508	$20.43772	29,901
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.60959	159,596
2012	$9.60959	$10.72608	133,489
2013	$10.72608	$12.90606	117,848
2014	$12.90606	$12.76394	107,729
2015	$12.76394	$12.35542	95,515
2016	$12.35542	$12.95198	86,772
2017	$12.95198	$15.62923	80,820
2018	$15.62923	$12.99015	75,613

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$8.67803	132,890
2014	$8.67803	$8.67655	129,443
2015	$8.67655	$8.25185	112,218
2016	$8.25185	$9.00163	110,116
2017	$9.00163	$9.40224	112,347
2018	$9.40224	$8.91985	103,074
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.51844	$12.19868	21,565
2010	$12.19868	$13.70079	21,625
2011	$13.70079	$12.62499	20,689
2012	$12.62499	$13.78656	12,572
2013	$13.78656	$17.47905	13,102
2014	$17.47905	$17.96614	13,272
2015	$17.96614	$16.97039	12,121
2016	$16.97039	$18.94739	10,111
2017	$18.94739	$21.43160	10,062
2018	$21.43160	$18.69752	8,379
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.61254	$11.71625	20,219
2010	$11.71625	$14.67669	20,817
2011	$14.67669	$13.09343	16,956
2012	$13.09343	$14.38468	15,504
2013	$14.38468	$19.34011	12,688
2014	$19.34011	$20.49914	13,202
2015	$20.49914	$20.38594	11,434
2016	$20.38594	$20.18007	14,523
2017	$20.18007	$24.26064	15,225
2018	$24.26064	$22.47321	15,825
Invesco V.I. S&P 500 Index Fund - Series II
2009	$5.94020	$7.37025	859,148
2010	$7.37025	$8.31212	789,865
2011	$8.31212	$8.30678	605,235
2012	$8.30678	$9.44391	578,552
2013	$9.44391	$12.22810	477,147
2014	$12.22810	$13.59435	310,188
2015	$13.59435	$13.48383	274,572
2016	$13.48383	$14.75791	256,648
2017	$14.75791	$17.57667	234,545
2018	$17.57667	$16.42108	199,773
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$9.85738	$16.47817	138,374
2010	$16.47817	$19.30403	139,088
2011	$19.30403	$15.53858	173,229
2012	$15.53858	$18.34418	159,319
2013	$18.34418	$17.86968	121,893
2014	$17.86968	$16.79816	71,137
2015	$16.79816	$14.76532	64,600
2016	$14.76532	$15.51244	60,409
2017	$15.51244	$20.62251	50,618
2018	$20.62251	$16.75042	50,678

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$16.79661	205,161
2015	$16.79661	$14.23609	192,794
2016	$14.23609	$16.10939	180,519
2017	$16.10939	$17.84500	154,144
2018	$17.84500	$16.17640	139,995
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$7.05010	$9.19609	122,897
2010	$9.19609	$9.56555	112,893
2011	$9.56555	$9.06859	107,354
2012	$9.06859	$10.16087	94,224
2013	$10.16087	$11.59537	82,657
2014	$11.59537	$11.65836	69,995
2015	$11.65836	$10.74060	59,302
2016	$10.74060	$11.16117	49,215
2017	$11.16117	$12.75527	46,302
2018	$12.75527	$11.73647	42,781
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$13.46821	311,419
2014	$13.46821	$13.52034	270,112
2015	$13.52034	$12.43812	244,436
2016	$12.43812	$12.91501	175,903
2017	$12.91501	$14.74133	148,598
2018	$14.74133	$13.54298	125,525
Morgan Stanley VIF Growth Portfolio, Class I
2009	$4.50857	$7.34648	209,036
2010	$7.34648	$8.88374	192,975
2011	$8.88374	$8.49918	162,482
2012	$8.49918	$9.56739	151,104
2013	$9.56739	$13.94338	119,314
2014	$13.94338	$14.59633	114,339
2015	$14.59633	$16.12441	99,918
2016	$16.12441	$15.61109	93,329
2017	$15.61109	$21.99551	86,594
2018	$21.99551	$23.27853	81,114
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.61462	$14.91933	107,554
2010	$14.91933	$19.42951	104,050
2011	$19.42951	$17.76172	96,439
2012	$17.76172	$19.00005	82,771
2013	$19.00005	$25.71073	60,376
2014	$25.71073	$25.80307	44,918
2015	$25.80307	$23.89832	40,811
2016	$23.89832	$21.45678	35,911
2017	$21.45678	$29.30595	26,725
2018	$29.30595	$31.91231	24,870

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$17.20414	$21.73361	99,050
2010	$21.73361	$27.80040	90,278
2011	$27.80040	$28.98262	66,256
2012	$28.98262	$33.04151	56,228
2013	$33.04151	$33.18816	43,627
2014	$33.18816	$42.37362	39,957
2015	$42.37362	$42.61049	36,550
2016	$42.61049	$44.79782	31,806
2017	$44.79782	$45.46424	27,938
2018	$45.46424	$41.29083	24,579
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$12.88880	$15.51378	703,266
2010	$15.51378	$16.64503	638,828
2011	$16.64503	$17.15519	500,669
2012	$17.15519	$19.21786	459,845
2013	$19.21786	$19.06824	392,236
2014	$19.06824	$20.15596	313,616
2015	$20.15596	$19.39676	291,575
2016	$19.39676	$20.36796	266,249
2017	$20.36796	$21.34248	241,728
2018	$21.34248	$20.09873	226,295
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$4.97714	$8.36946	620,532
2010	$8.36946	$10.49697	532,707
2011	$10.49697	$9.61208	457,858
2012	$9.61208	$10.60418	390,642
2013	$10.60418	$15.69435	557,500
2014	$15.69435	$16.28764	388,275
2015	$16.28764	$17.36728	351,860
2016	$17.36728	$16.47080	291,027
2017	$16.47080	$24.15652	252,679
2018	$24.15652	$26.86248	215,954
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.18099	107,380
2018	$11.18099	$10.06955	88,062
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05476	111,637
2017	$10.05476	$12.95503	100,711
2018	$12.95503	$13.05296	90,072
Putnam VT International Equity Fund - Class IB
2009	$6.73458	$8.26113	296,588
2010	$8.26113	$8.94611	285,794
2011	$8.94611	$7.31409	237,250
2012	$7.31409	$8.77609	201,586
2013	$8.77609	$11.06238	163,809
2014	$11.06238	$10.14990	163,789
2015	$10.14990	$10.00377	144,921
2016	$10.00377	$9.60482	122,453
2017	$9.60482	$11.96662	105,856
2018	$11.96662	$9.52575	97,271

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$8.32306	$10.77483	331,421
2010	$10.77483	$13.36057	318,465
2011	$13.36057	$12.52866	223,263
2012	$12.52866	$14.48689	213,263
2013	$14.48689	$19.90592	190,923
2014	$19.90592	$20.26468	71,100
2015	$20.26468	$19.09949	60,570
2016	$19.09949	$23.96758	52,672
2017	$23.96758	$25.44752	50,576
2018	$25.44752	$20.05308	48,247
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)
Mortality & Expense = 1.50

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$7.40228	$8.76716	3,153
2010	$8.76716	$9.73238	1,250
2011	$9.73238	$10.15964	293
2012	$10.15964	$11.72213	288
2013	$11.72213	$15.52679	0
2014	$15.52679	$16.69993	0
2015	$16.69993	$16.66933	0
2016	$16.66933	$18.22161	0
2017	$18.22161	$21.26832	0
2018	$21.26832	$19.70556	0
AB VPS Growth Portfolio - Class B
2009	$6.44104	$8.42226	0
2010	$8.42226	$9.51502	0
2011	$9.51502	$9.45499	0
2012	$9.45499	$10.56807	0
2013	$10.56807	$13.90799	0
2014	$13.90799	$15.46161	0
2015	$15.46161	$16.55812	0
2016	$16.55812	$16.43485	0
2017	$16.43485	$21.69781	0
2018	$21.69781	$22.15638	0
AB VPS Large Cap Growth Portfolio - Class B
2009	$6.00778	$8.10628	0
2010	$8.10628	$8.76201	0
2011	$8.76201	$8.34100	0
2012	$8.34100	$9.53171	0
2013	$9.53171	$12.85114	0
2014	$12.85114	$14.39753	0
2015	$14.39753	$15.70705	0
2016	$15.70705	$15.82236	0
2017	$15.82236	$20.50415	0
2018	$20.50415	$20.64551	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.89451	0
2017	$9.89451	$9.77924	0
2018	$9.77924	$9.75766	0
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.24332	$12.33464	0
2010	$12.33464	$13.67731	0
2011	$13.67731	$13.78161	0
2012	$13.78161	$15.27833	0
2013	$15.27833	$17.13205	0
2014	$17.13205	$17.63835	0
2015	$17.63835	$16.13381	0
2016	$16.13381	$18.10514	0
2017	$18.10514	$19.54217	0
2018	$19.54217	$18.40258	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.74804	$10.85174	0
2010	$10.85174	$11.87515	0
2011	$11.87515	$11.56523	0
2012	$11.56523	$13.00238	0
2013	$13.00238	$16.41240	0
2014	$16.41240	$17.30224	0
2015	$17.30224	$16.18697	0
2016	$16.18697	$18.48892	0
2017	$18.48892	$19.71523	0
2018	$19.71523	$17.64154	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.94991	$13.41918	0
2010	$13.41918	$14.31654	0
2011	$14.31654	$12.59124	0
2012	$12.59124	$14.65016	0
2013	$14.65016	$17.72954	0
2014	$17.72954	$15.50576	0
2015	$15.50576	$14.26882	0
2016	$14.26882	$15.05055	0
2017	$15.05055	$17.28498	0
2018	$17.28498	$14.38246	0
Invesco V.I. American Franchise Fund - Series I
2009	$4.78506	$7.82045	0
2010	$7.82045	$9.22382	0
2011	$9.22382	$8.51699	0
2012	$8.51699	$9.53232	0
2013	$9.53232	$13.14636	0
2014	$13.14636	$14.02959	0
2015	$14.02959	$14.49817	0
2016	$14.49817	$14.59225	0
2017	$14.59225	$18.28800	0
2018	$18.28800	$17.34382	0
Invesco V.I. American Franchise Fund - Series II
2009	$4.69482	$7.65321	280
2010	$7.65321	$9.00545	279
2011	$9.00545	$8.29643	278
2012	$8.29643	$9.25826	276
2013	$9.25826	$12.73728	0
2014	$12.73728	$13.55904	0
2015	$13.55904	$13.97766	0
2016	$13.97766	$14.03385	0
2017	$14.03385	$17.54471	0
2018	$17.54471	$16.59298	0
Invesco V.I. American Value Fund - Series I
2009	$8.82856	$12.09493	679
2010	$12.09493	$14.55048	171
2011	$14.55048	$14.45200	0
2012	$14.45200	$16.68343	0
2013	$16.68343	$22.04487	0
2014	$22.04487	$23.81036	0
2015	$23.81036	$21.29361	0
2016	$21.29361	$24.20352	0
2017	$24.20352	$26.19369	0
2018	$26.19369	$22.51534	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series II
2009	$8.49724	$10.73789	0
2010	$10.73789	$12.22622	0
2011	$12.22622	$11.77889	0
2012	$11.77889	$13.78516	0
2013	$13.78516	$18.40324	0
2014	$18.40324	$19.75932	0
2015	$19.75932	$18.24105	0
2016	$18.24105	$21.00190	0
2017	$21.00190	$24.30228	0
2018	$24.30228	$20.95681	0
Invesco V.I. Core Equity Fund - Series I
2009	$7.89891	$9.97328	277
2010	$9.97328	$10.75293	276
2011	$10.75293	$10.57591	275
2012	$10.57591	$11.85245	274
2013	$11.85245	$15.07613	0
2014	$15.07613	$16.04546	0
2015	$16.04546	$14.87960	0
2016	$14.87960	$16.14711	0
2017	$16.14711	$17.98526	0
2018	$17.98526	$16.03530	0
Invesco V.I. Diversified Dividend Fund - Series II
2009	$7.24110	$8.83192	10,668
2010	$8.83192	$9.57866	9,899
2011	$9.57866	$9.42082	0
2012	$9.42082	$10.97394	0
2013	$10.97394	$14.12251	0
2014	$14.12251	$15.64056	0
2015	$15.64056	$15.67183	0
2016	$15.67183	$17.66596	0
2017	$17.66596	$18.83757	0
2018	$18.83757	$17.08850	0
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.78368	0
2012	$12.78368	$14.13875	0
2013	$14.13875	$17.37708	0
2014	$17.37708	$18.60054	0
2015	$18.60054	$17.83204	0
2016	$17.83204	$20.15338	0
2017	$20.15338	$21.97250	0
2018	$21.97250	$19.51841	0
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$10.18432	0
2012	$10.18432	$11.36644	0
2013	$11.36644	$13.67520	0
2014	$13.67520	$13.52326	0
2015	$13.52326	$13.08912	0
2016	$13.08912	$13.71974	0
2017	$13.71974	$16.55404	0
2018	$16.55404	$13.75742	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.83503	0
2014	$14.83503	$14.83103	0
2015	$14.83103	$14.10367	0
2016	$14.10367	$15.38362	0
2017	$15.38362	$16.06665	0
2018	$16.06665	$15.24081	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.51313	$12.19066	0
2010	$12.19066	$13.69041	0
2011	$13.69041	$12.61416	0
2012	$12.61416	$13.77337	0
2013	$13.77337	$17.46058	0
2014	$17.46058	$17.94536	0
2015	$17.94536	$16.94905	0
2016	$16.94905	$18.92168	0
2017	$18.92168	$21.40039	0
2018	$21.40039	$18.66842	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.60815	$11.70832	0
2010	$11.70832	$14.66530	0
2011	$14.66530	$13.08194	0
2012	$13.08194	$14.37061	0
2013	$14.37061	$19.31928	0
2014	$19.31928	$20.47501	0
2015	$20.47501	$20.35991	0
2016	$20.35991	$20.15229	0
2017	$20.15229	$24.22484	0
2018	$24.22484	$22.43779	0
Invesco V.I. S&P 500 Index Fund - Series II
2009	$7.28327	$9.03573	563
2010	$9.03573	$10.18943	296
2011	$10.18943	$10.18187	4
2012	$10.18187	$11.57452	0
2013	$11.57452	$14.98536	0
2014	$14.98536	$16.65801	0
2015	$16.65801	$16.52095	0
2016	$16.52095	$18.08021	0
2017	$18.08021	$21.53137	0
2018	$21.53137	$20.11377	0
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$16.39316	$27.40100	0
2010	$27.40100	$32.09682	0
2011	$32.09682	$25.83342	0
2012	$25.83342	$30.49476	0
2013	$30.49476	$29.70299	0
2014	$29.70299	$27.91910	0
2015	$27.91910	$24.53800	0
2016	$24.53800	$25.77703	0
2017	$25.77703	$34.26502	0
2018	$34.26502	$27.82862	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$18.91659	0
2015	$18.91659	$16.03130	0
2016	$16.03130	$18.13901	0
2017	$18.13901	$20.09128	0
2018	$20.09128	$18.21082	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$8.92602	$11.64186	0
2010	$11.64186	$12.10838	0
2011	$12.10838	$11.47815	0
2012	$11.47815	$12.85937	0
2013	$12.85937	$14.67337	0
2014	$14.67337	$14.75159	0
2015	$14.75159	$13.58897	0
2016	$13.58897	$14.11968	0
2017	$14.11968	$16.13471	0
2018	$16.13471	$14.84450	0
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$14.67878	0
2014	$14.67878	$14.73412	0
2015	$14.73412	$13.55339	0
2016	$13.55339	$14.07164	0
2017	$14.07164	$16.05992	0
2018	$16.05992	$14.75288	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$6.24239	$10.17062	0
2010	$10.17062	$12.29762	0
2011	$12.29762	$11.76411	0
2012	$11.76411	$13.24136	0
2013	$13.24136	$19.29585	0
2014	$19.29585	$20.19744	0
2015	$20.19744	$22.30966	0
2016	$22.30966	$21.59728	0
2017	$21.59728	$30.42683	0
2018	$30.42683	$32.19843	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.60823	$14.90793	0
2010	$14.90793	$19.41271	0
2011	$19.41271	$17.74460	0
2012	$17.74460	$18.97983	0
2013	$18.97983	$25.68080	0
2014	$25.68080	$25.77045	0
2015	$25.77045	$23.86572	0
2016	$23.86572	$21.42537	0
2017	$21.42537	$29.26013	0
2018	$29.26013	$31.85921	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$14.20144	$17.93857	479
2010	$17.93857	$22.94370	220
2011	$22.94370	$23.91700	0
2012	$23.91700	$27.26375	0
2013	$27.26375	$27.38201	0
2014	$27.38201	$34.95702	0
2015	$34.95702	$35.14892	0
2016	$35.14892	$36.94955	0
2017	$36.94955	$37.49547	0
2018	$37.49547	$34.05014	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$11.62337	$13.98924	206
2010	$13.98924	$15.00782	207
2011	$15.00782	$15.46625	0
2012	$15.46625	$17.32412	0
2013	$17.32412	$17.18752	0
2014	$17.18752	$18.16614	0
2015	$18.16614	$17.48014	0
2016	$17.48014	$18.35355	0
2017	$18.35355	$19.22978	0
2018	$19.22978	$18.10732	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$6.71452	$11.28986	0
2010	$11.28986	$14.15832	0
2011	$14.15832	$12.96348	0
2012	$12.96348	$14.30004	0
2013	$14.30004	$21.16215	0
2014	$21.16215	$21.95994	0
2015	$21.95994	$23.41322	0
2016	$23.41322	$22.20243	0
2017	$22.20243	$32.55945	0
2018	$32.55945	$36.20305	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.18028	0
2018	$11.18028	$10.06790	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05464	0
2017	$10.05464	$12.95360	0
2018	$12.95360	$13.05021	0
Putnam VT International Equity Fund - Class IB
2009	$8.78214	$10.77173	509
2010	$10.77173	$11.66371	145
2011	$11.66371	$9.53495	0
2012	$9.53495	$11.43973	0
2013	$11.43973	$14.41849	0
2014	$14.41849	$13.22786	0
2015	$13.22786	$13.03612	0
2016	$13.03612	$12.51499	0
2017	$12.51499	$15.59083	0
2018	$15.59083	$12.40948	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$8.31752	$10.76656	0
2010	$10.76656	$13.34899	0
2011	$13.34899	$12.51655	0
2012	$12.51655	$14.47144	0
2013	$14.47144	$19.88271	0
2014	$19.88271	$20.23903	0
2015	$20.23903	$19.07342	0
2016	$19.07342	$23.93249	0
2017	$23.93249	$25.40773	0
2018	$25.40773	$20.01970	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE
PERFORMANCE DEATH BENEFIT OPTION
Mortality & Expense = 1.53

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$7.38554	$8.74471	4,293
2010	$8.74471	$9.70455	3,725
2011	$9.70455	$10.12756	3,722
2012	$10.12756	$11.68160	1,958
2013	$11.68160	$15.46846	1,957
2014	$15.46846	$16.63221	453
2015	$16.63221	$16.59675	439
2016	$16.59675	$18.13684	438
2017	$18.13684	$21.16305	425
2018	$21.16305	$19.60211	416
AB VPS Growth Portfolio - Class B
2009	$6.42648	$8.40070	2,670
2010	$8.40070	$9.48782	2,670
2011	$9.48782	$9.42515	1,307
2012	$9.42515	$10.53155	801
2013	$10.53155	$13.85579	801
2014	$13.85579	$15.39896	800
2015	$15.39896	$16.48608	729
2016	$16.48608	$16.35844	729
2017	$16.35844	$21.59047	729
2018	$21.59047	$22.04013	729
AB VPS Large Cap Growth Portfolio - Class B
2009	$5.99418	$8.08550	5,932
2010	$8.08550	$8.73693	5,930
2011	$8.73693	$8.31463	5,928
2012	$8.31463	$9.49872	5,926
2013	$9.49872	$12.80282	5,924
2014	$12.80282	$14.33908	5,923
2015	$14.33908	$15.63859	5,922
2016	$15.63859	$15.74868	5,921
2017	$15.74868	$20.40256	5,920
2018	$20.40256	$20.53702	5,920
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.89252	59
2017	$9.89252	$9.77434	59
2018	$9.77434	$9.74983	87
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.23193	$12.31576	544
2010	$12.31576	$13.65228	544
2011	$13.65228	$13.75227	543
2012	$13.75227	$15.24122	408
2013	$15.24122	$17.08531	408
2014	$17.08531	$17.58494	2,054
2015	$17.58494	$16.08013	2,144
2016	$16.08013	$18.03950	2,138
2017	$18.03950	$19.46550	2,162
2018	$19.46550	$18.32485	2,242

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.73573	$10.83322	295
2010	$10.83322	$11.85133	295
2011	$11.85133	$11.53858	295
2012	$11.53858	$12.96852	713
2013	$12.96852	$16.36475	713
2014	$16.36475	$17.24682	1,148
2015	$17.24682	$16.13028	1,154
2016	$16.13028	$18.41865	1,146
2017	$18.41865	$19.63443	1,148
2018	$19.63443	$17.56395	1,163
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.93652	$13.39710	1,631
2010	$13.39710	$14.28871	1,634
2011	$14.28871	$12.56300	467
2012	$12.56300	$14.61291	407
2013	$14.61291	$17.67918	407
2014	$17.67918	$15.45706	845
2015	$15.45706	$14.21973	839
2016	$14.21973	$14.99427	861
2017	$14.99427	$17.21520	847
2018	$17.21520	$14.32008	899
Invesco V.I. American Franchise Fund - Series I
2009	$4.77424	$7.80043	0
2010	$7.80043	$9.19745	0
2011	$9.19745	$8.49010	0
2012	$8.49010	$9.49936	105
2013	$9.49936	$13.09699	105
2014	$13.09699	$13.97271	81
2015	$13.97271	$14.43505	60
2016	$14.43505	$14.52438	60
2017	$14.52438	$18.19749	59
2018	$18.19749	$17.25277	28
Invesco V.I. American Franchise Fund - Series II
2009	$4.68421	$7.63365	1,493
2010	$7.63365	$8.97974	1,042
2011	$8.97974	$8.27027	1,042
2012	$8.27027	$9.22628	133
2013	$9.22628	$12.68949	132
2014	$12.68949	$13.50412	103
2015	$13.50412	$13.91686	76
2016	$13.91686	$13.96862	75
2017	$13.96862	$17.45795	75
2018	$17.45795	$16.50593	36
Invesco V.I. American Value Fund - Series I
2009	$8.80862	$12.06399	8,773
2010	$12.06399	$14.50891	8,368
2011	$14.50891	$14.40640	4,748
2012	$14.40640	$16.62578	4,406
2013	$16.62578	$21.96212	2,649
2014	$21.96212	$23.71388	2,952
2015	$23.71388	$21.20096	2,857
2016	$21.20096	$24.09100	2,872
2017	$24.09100	$26.06411	2,874
2018	$26.06411	$22.39720	2,828

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series II
2009	$8.48026	$10.71322	1,789
2010	$10.71322	$12.19448	1,785
2011	$12.19448	$11.74479	698
2012	$11.74479	$13.74112	695
2013	$13.74112	$18.33895	692
2014	$18.33895	$19.68440	656
2015	$19.68440	$18.16642	567
2016	$18.16642	$20.90972	565
2017	$20.90972	$24.18837	327
2018	$24.18837	$20.85228	78
Invesco V.I. Core Equity Fund - Series I
2009	$7.89256	$9.96227	984
2010	$9.96227	$10.73784	982
2011	$10.73784	$10.55790	980
2012	$10.55790	$11.82872	202
2013	$11.82872	$15.04142	201
2014	$15.04142	$16.00372	200
2015	$16.00372	$14.83644	199
2016	$14.83644	$16.09546	198
2017	$16.09546	$17.92236	197
2018	$17.92236	$15.97440	196
Invesco V.I. Diversified Dividend Fund - Series II
2009	$7.22473	$8.80931	8,868
2010	$8.80931	$9.55127	8,865
2011	$9.55127	$9.39108	7,332
2012	$9.39108	$10.93601	7,331
2013	$10.93601	$14.06948	7,329
2014	$14.06948	$15.57715	7,328
2015	$15.57715	$15.60362	7,327
2016	$15.60362	$17.58381	7,326
2017	$17.58381	$18.74436	7,325
2018	$18.74436	$16.99881	7,325
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.74333	0
2012	$12.74333	$14.08988	0
2013	$14.08988	$17.31183	0
2014	$17.31183	$18.52514	0
2015	$18.52514	$17.75442	0
2016	$17.75442	$20.05967	0
2017	$20.05967	$21.86379	0
2018	$21.86379	$19.41599	0
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$10.15216	1,322
2012	$10.15216	$11.32714	1,322
2013	$11.32714	$13.62383	1,322
2014	$13.62383	$13.46842	1,322
2015	$13.46842	$13.03213	1,322
2016	$13.03213	$13.65592	1,322
2017	$13.65592	$16.47211	1,322
2018	$16.47211	$13.68519	1,322

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.77939	0
2014	$14.77939	$14.77097	0
2015	$14.77097	$14.04234	0
2016	$14.04234	$15.31214	0
2017	$15.31214	$15.98721	0
2018	$15.98721	$15.16090	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.49972	$12.16981	0
2010	$12.16981	$13.66290	0
2011	$13.66290	$12.58505	0
2012	$12.58505	$13.73744	0
2013	$13.73744	$17.40982	0
2014	$17.40982	$17.88781	0
2015	$17.88781	$16.88963	0
2016	$16.88963	$18.84971	0
2017	$18.84971	$21.31261	0
2018	$21.31261	$18.58623	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.59745	$11.68836	0
2010	$11.68836	$14.63591	0
2011	$14.63591	$13.05183	0
2012	$13.05183	$14.33322	0
2013	$14.33322	$19.26324	0
2014	$19.26324	$20.40949	0
2015	$20.40949	$20.28867	0
2016	$20.28867	$20.07576	0
2017	$20.07576	$24.12562	0
2018	$24.12562	$22.33914	0
Invesco V.I. S&P 500 Index Fund - Series II
2009	$7.26681	$9.01260	7,036
2010	$9.01260	$10.16029	7,036
2011	$10.16029	$10.14970	1,907
2012	$10.14970	$11.53448	1,907
2013	$11.53448	$14.92904	0
2014	$14.92904	$16.59042	0
2015	$16.59042	$16.44897	0
2016	$16.44897	$17.99605	0
2017	$17.99605	$21.42476	0
2018	$21.42476	$20.00812	0
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$16.35612	$27.33090	1,319
2010	$27.33090	$32.00512	1,317
2011	$32.00512	$25.75190	1,321
2012	$25.75190	$30.38939	1,292
2013	$30.38939	$29.59148	1,683
2014	$29.59148	$27.80595	1,683
2015	$27.80595	$24.43120	1,683
2016	$24.43120	$25.65717	1,683
2017	$25.65717	$34.09550	1,683
2018	$34.09550	$27.68258	1,683

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$18.83994	0
2015	$18.83994	$15.96155	0
2016	$15.96155	$18.05468	0
2017	$18.05468	$19.99191	0
2018	$19.99191	$18.11528	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$8.90585	$11.61207	621
2010	$11.61207	$12.07376	621
2011	$12.07376	$11.44192	621
2012	$11.44192	$12.81493	621
2013	$12.81493	$14.61828	621
2014	$14.61828	$14.69180	621
2015	$14.69180	$13.52983	621
2016	$13.52983	$14.05402	621
2017	$14.05402	$16.05488	621
2018	$16.05488	$14.76660	621
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$14.62366	843
2014	$14.62366	$14.67440	0
2015	$14.67440	$13.49440	0
2016	$13.49440	$14.00620	0
2017	$14.00620	$15.98045	0
2018	$15.98045	$14.67545	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$6.22827	$10.14457	838
2010	$10.14457	$12.26244	838
2011	$12.26244	$11.72695	838
2012	$11.72695	$13.19556	0
2013	$13.19556	$19.22333	0
2014	$19.22333	$20.11550	0
2015	$20.11550	$22.21249	0
2016	$22.21249	$21.49677	0
2017	$21.49677	$30.27620	0
2018	$30.27620	$32.02934	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.58902	$14.87367	2,043
2010	$14.87367	$19.36229	2,040
2011	$19.36229	$17.69321	2,037
2012	$17.69321	$18.91917	1,726
2013	$18.91917	$25.59105	1,726
2014	$25.59105	$25.67268	1,726
2015	$25.67268	$23.76804	1,726
2016	$23.76804	$21.33129	1,726
2017	$21.33129	$29.12294	1,726
2018	$29.12294	$31.70026	1,726

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$14.16934	$17.89267	217
2010	$17.89267	$22.87814	217
2011	$22.87814	$23.84152	217
2012	$23.84152	$27.16954	217
2013	$27.16954	$27.27921	217
2014	$27.27921	$34.81534	456
2015	$34.81534	$34.99595	425
2016	$34.99595	$36.77775	421
2017	$36.77775	$37.30998	451
2018	$37.30998	$33.87145	461
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$11.59711	$13.95344	774
2010	$13.95344	$14.96493	774
2011	$14.96493	$15.41743	774
2012	$15.41743	$17.26423	0
2013	$17.26423	$17.12298	0
2014	$17.12298	$18.09250	0
2015	$18.09250	$17.40407	0
2016	$17.40407	$18.26820	0
2017	$18.26820	$19.13463	0
2018	$19.13463	$18.01230	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$6.69935	$11.26099	5,156
2010	$11.26099	$14.11789	5,154
2011	$14.11789	$12.92258	5,143
2012	$12.92258	$14.25065	5,029
2013	$14.25065	$21.08274	5,029
2014	$21.08274	$21.87099	4,485
2015	$21.87099	$23.31139	4,455
2016	$23.31139	$22.09925	4,448
2017	$22.09925	$32.39846	4,421
2018	$32.39846	$36.01319	4,349
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.17814	154
2018	$11.17814	$10.06294	73
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05429	0
2017	$10.05429	$12.94929	0
2018	$12.94929	$13.04193	0
Putnam VT International Equity Fund - Class IB
2009	$8.76226	$10.74413	944
2010	$10.74413	$11.63035	601
2011	$11.63035	$9.50483	601
2012	$9.50483	$11.40016	0
2013	$11.40016	$14.36432	0
2014	$14.36432	$13.17420	0
2015	$13.17420	$12.97934	0
2016	$12.97934	$12.45676	0
2017	$12.45676	$15.51366	0
2018	$15.51366	$12.34432	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$8.30088	$10.74181	2,739
2010	$10.74181	$13.31430	2,738
2011	$13.31430	$12.48029	1,670
2012	$12.48029	$14.42517	1,484
2013	$14.42517	$19.81321	858
2014	$19.81321	$20.16223	252
2015	$20.16223	$18.99533	185
2016	$18.99533	$23.82737	183
2017	$23.82737	$25.28856	170
2018	$25.28856	$19.91979	175
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.53% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH THE INCOME BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.55

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$7.80310	$9.23726	232,002
2010	$9.23726	$10.24911	204,482
2011	$10.24911	$10.69373	167,488
2012	$10.69373	$12.33217	142,066
2013	$12.33217	$16.32668	108,698
2014	$16.32668	$17.55150	90,290
2015	$17.55150	$17.51057	81,762
2016	$17.51057	$19.13165	72,864
2017	$19.13165	$22.31940	61,341
2018	$22.31940	$20.66901	54,449
AB VPS Growth Portfolio - Class B
2009	$4.21602	$5.51008	114,740
2010	$5.51008	$6.22189	117,675
2011	$6.22189	$6.17957	97,950
2012	$6.17957	$6.90359	91,286
2013	$6.90359	$9.08086	78,767
2014	$9.08086	$10.09022	64,651
2015	$10.09022	$10.80041	61,470
2016	$10.80041	$10.71465	56,894
2017	$10.71465	$14.13879	52,061
2018	$14.13879	$14.43035	51,473
AB VPS Large Cap Growth Portfolio - Class B
2009	$4.15729	$5.60663	131,859
2010	$5.60663	$6.05714	114,281
2011	$6.05714	$5.76321	104,594
2012	$5.76321	$6.58263	94,428
2013	$6.58263	$8.87063	63,123
2014	$8.87063	$9.93308	49,891
2015	$9.93308	$10.83113	41,855
2016	$10.83113	$10.90521	37,238
2017	$10.90521	$14.12499	20,973
2018	$14.12499	$14.21522	23,702
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.89119	48,621
2017	$9.89119	$9.77108	38,315
2018	$9.77108	$9.74463	103,873
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.22240	$12.30058	132,809
2010	$12.30058	$13.63273	99,628
2011	$13.63273	$13.72984	82,878
2012	$13.72984	$15.21331	71,121
2013	$15.21331	$17.05063	61,259
2014	$17.05063	$17.54574	36,842
2015	$17.54574	$16.04109	28,380
2016	$16.04109	$17.99212	28,473
2017	$17.99212	$19.41051	19,791
2018	$19.41051	$18.26940	16,826

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.72804	$10.82152	86,092
2010	$10.82152	$11.83617	79,500
2011	$11.83617	$11.52153	67,779
2012	$11.52153	$12.94674	53,038
2013	$12.94674	$16.33401	38,436
2014	$16.33401	$17.21100	17,899
2015	$17.21100	$16.09357	14,610
2016	$16.09357	$18.37308	14,449
2017	$18.37308	$19.58195	10,095
2018	$19.58195	$17.51347	8,131
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.92703	$13.38165	90,947
2010	$13.38165	$14.26937	80,136
2011	$14.26937	$12.54349	68,531
2012	$12.54349	$14.58729	57,280
2013	$14.58729	$17.64465	52,803
2014	$17.64465	$15.42379	35,889
2015	$15.42379	$14.18629	31,934
2016	$14.18629	$14.95604	30,350
2017	$14.95604	$17.16789	24,419
2018	$17.16789	$14.27785	22,410
Invesco V.I. American Franchise Fund - Series I
2009	$2.96915	$4.85020	120,068
2010	$4.85020	$5.71772	117,663
2011	$5.71772	$5.27693	104,536
2012	$5.27693	$5.90305	192,256
2013	$5.90305	$8.13703	166,717
2014	$8.13703	$8.67937	142,221
2015	$8.67937	$8.96478	95,462
2016	$8.96478	$9.01846	92,337
2017	$9.01846	$11.29691	75,704
2018	$11.29691	$10.70828	92,696
Invesco V.I. American Franchise Fund - Series II
2009	$4.31692	$7.03369	187,725
2010	$7.03369	$8.27234	177,060
2011	$8.27234	$7.61724	142,346
2012	$7.61724	$8.49606	111,289
2013	$8.49606	$11.68283	85,773
2014	$11.68283	$12.43035	63,419
2015	$12.43035	$12.80772	46,434
2016	$12.80772	$12.85279	44,036
2017	$12.85279	$16.06018	35,405
2018	$16.06018	$15.18134	34,253
Invesco V.I. American Value Fund - Series I
2009	$8.68330	$11.88998	249,899
2010	$11.88998	$14.29677	201,705
2011	$14.29677	$14.19294	145,696
2012	$14.19294	$16.37615	119,104
2013	$16.37615	$21.62807	94,481
2014	$21.62807	$23.34851	66,140
2015	$23.34851	$20.87013	56,001
2016	$20.87013	$23.71035	50,069
2017	$23.71035	$25.64717	42,897
2018	$25.64717	$22.03447	38,896

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series II
2009	$8.46894	$10.69679	421,550
2010	$10.69679	$12.17336	367,344
2011	$12.17336	$11.72211	278,456
2012	$11.72211	$13.71183	235,063
2013	$13.71183	$18.29623	191,354
2014	$18.29623	$19.63462	157,147
2015	$19.63462	$18.11687	139,550
2016	$18.11687	$20.84853	121,844
2017	$20.84853	$24.11280	84,227
2018	$24.11280	$20.78294	68,366
Invesco V.I. Core Equity Fund - Series I
2009	$7.88834	$9.95495	85,334
2010	$9.95495	$10.72782	76,285
2011	$10.72782	$10.54594	58,718
2012	$10.54594	$11.81295	51,782
2013	$11.81295	$15.01838	40,047
2014	$15.01838	$15.97601	32,515
2015	$15.97601	$14.80778	28,806
2016	$14.80778	$16.06117	27,575
2017	$16.06117	$17.88062	25,586
2018	$17.88062	$15.93399	25,182
Invesco V.I. Diversified Dividend Fund - Series II
2009	$7.68752	$9.37172	176,333
2010	$9.37172	$10.15902	160,374
2011	$10.15902	$9.98664	124,511
2012	$9.98664	$11.62721	99,236
2013	$11.62721	$14.95575	85,384
2014	$14.95575	$16.55509	71,861
2015	$16.55509	$16.57989	56,034
2016	$16.57989	$18.68027	46,071
2017	$18.68027	$19.90921	34,806
2018	$19.90921	$18.05156	30,633
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$13.28390	45,944
2012	$13.28390	$14.68463	38,000
2013	$14.68463	$18.03898	29,072
2014	$18.03898	$19.29940	17,617
2015	$19.29940	$18.49278	14,111
2016	$18.49278	$20.88972	11,894
2017	$20.88972	$22.76397	7,816
2018	$22.76397	$20.21131	5,756
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.54313	96,616
2012	$9.54313	$10.64550	75,170
2013	$10.64550	$12.80142	67,798
2014	$12.80142	$12.65286	47,064
2015	$12.65286	$12.24055	31,087
2016	$12.24055	$12.82389	28,865
2017	$12.82389	$15.46542	23,003
2018	$15.46542	$12.84624	15,660

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$8.60774	16,712
2014	$8.60774	$8.60112	14,485
2015	$8.60112	$8.17520	12,774
2016	$8.17520	$8.91269	12,402
2017	$8.91269	$9.30376	11,831
2018	$9.30376	$8.82111	8,774
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.49167	$12.15707	13,868
2010	$12.15707	$13.64588	14,177
2011	$13.64588	$12.56686	9,131
2012	$12.56686	$13.71484	6,997
2013	$13.71484	$17.37771	8,405
2014	$17.37771	$17.85126	5,606
2015	$17.85126	$16.85175	5,289
2016	$16.85175	$18.80368	5,240
2017	$18.80368	$21.25634	3,838
2018	$21.25634	$18.53342	3,611
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.59147	$11.67681	16,473
2010	$11.67681	$14.61853	15,429
2011	$14.61853	$13.03373	12,360
2012	$13.03373	$14.31048	6,877
2013	$14.31048	$19.22883	3,291
2014	$19.22883	$20.36897	2,699
2015	$20.36897	$20.24434	2,626
2016	$20.24434	$20.02790	2,634
2017	$20.02790	$24.06332	2,199
2018	$24.06332	$22.27697	2,925
Invesco V.I. S&P 500 Index Fund - Series II
2009	$5.90974	$7.32804	362,741
2010	$7.32804	$8.25956	311,330
2011	$8.25956	$8.24932	224,517
2012	$8.24932	$9.37295	190,029
2013	$9.37295	$12.12894	156,293
2014	$12.12894	$13.47601	118,306
2015	$13.47601	$13.35844	104,868
2016	$13.35844	$14.61194	82,238
2017	$14.61194	$17.39241	66,693
2018	$17.39241	$16.23913	57,375
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$9.80677	$16.38374	118,344
2010	$16.38374	$19.18191	118,905
2011	$19.18191	$15.43102	77,373
2012	$15.43102	$18.20626	59,419
2013	$18.20626	$17.72470	54,815
2014	$17.72470	$16.65187	42,197
2015	$16.65187	$14.62795	36,836
2016	$14.62795	$15.35892	33,914
2017	$15.35892	$20.40622	30,488
2018	$20.40622	$16.56474	26,507

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$16.65052	23,312
2015	$16.65052	$14.10381	21,979
2016	$14.10381	$15.95015	19,310
2017	$15.95015	$17.65806	18,034
2018	$17.65806	$15.99729	16,688
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$7.01392	$9.14340	77,237
2010	$9.14340	$9.50505	63,506
2011	$9.50505	$9.00584	56,184
2012	$9.00584	$10.08449	47,794
2013	$10.08449	$11.50131	33,852
2014	$11.50131	$11.55683	33,400
2015	$11.55683	$10.64068	25,365
2016	$10.64068	$11.05074	24,972
2017	$11.05074	$12.62151	21,315
2018	$12.62151	$11.60640	15,703
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$13.35901	92,017
2014	$13.35901	$13.40268	71,949
2015	$13.40268	$12.32248	57,393
2016	$12.32248	$12.78729	50,221
2017	$12.78729	$14.58683	39,551
2018	$14.58683	$13.39294	27,241
Morgan Stanley VIF Growth Portfolio, Class I
2009	$4.48543	$7.30438	108,207
2010	$7.30438	$8.82755	96,175
2011	$8.82755	$8.44038	71,382
2012	$8.44038	$9.49550	34,453
2013	$9.49550	$13.83031	29,145
2014	$13.83031	$14.46930	21,777
2015	$14.46930	$15.97450	18,875
2016	$15.97450	$15.45670	16,780
2017	$15.45670	$21.76498	14,853
2018	$21.76498	$23.02065	11,949
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.57622	$14.85084	90,009
2010	$14.85084	$19.32873	84,236
2011	$19.32873	$17.65902	59,309
2012	$17.65902	$18.87884	45,692
2013	$18.87884	$25.53141	38,052
2014	$25.53141	$25.60773	27,100
2015	$25.60773	$23.70317	22,540
2016	$23.70317	$21.26884	21,177
2017	$21.26884	$29.03190	18,942
2018	$29.03190	$31.59481	18,144

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$17.11586	$21.60911	54,187
2010	$21.60911	$27.62461	51,808
2011	$27.62461	$28.78213	40,568
2012	$28.78213	$32.79323	32,699
2013	$32.79323	$32.91903	28,221
2014	$32.91903	$42.00483	24,075
2015	$42.00483	$42.21432	21,248
2016	$42.21432	$44.35481	19,497
2017	$44.35481	$44.98772	18,762
2018	$44.98772	$40.83339	16,788
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$12.82272	$15.42500	180,131
2010	$15.42500	$16.53985	146,958
2011	$16.53985	$17.03659	110,890
2012	$17.03659	$19.07353	89,254
2013	$19.07353	$18.91369	69,253
2014	$18.91369	$19.98060	49,890
2015	$19.98060	$19.21647	44,330
2016	$19.21647	$20.16657	44,190
2017	$20.16657	$21.11884	33,292
2018	$21.11884	$19.87612	31,425
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$4.95160	$8.32150	282,967
2010	$8.32150	$10.43058	237,588
2011	$10.43058	$9.54556	184,132
2012	$9.54556	$10.52446	138,900
2013	$10.52446	$15.56702	181,376
2014	$15.56702	$16.14581	131,460
2015	$16.14581	$17.20571	110,568
2016	$17.20571	$16.30781	94,664
2017	$16.30781	$23.90318	66,880
2018	$23.90318	$26.56473	62,356
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.17671	10,701
2018	$11.17671	$10.05963	10,270
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05406	18,536
2017	$10.05406	$12.94641	11,701
2018	$12.94641	$13.03640	10,614
Putnam VT International Equity Fund - Class IB
2009	$6.70003	$8.21381	283,290
2010	$8.21381	$8.88955	255,520
2011	$8.88955	$7.26347	222,210
2012	$7.26347	$8.71012	179,904
2013	$8.71012	$10.97265	134,014
2014	$10.97265	$10.06153	104,235
2015	$10.06153	$9.91074	95,722
2016	$9.91074	$9.50982	92,467
2017	$9.50982	$11.84117	74,736
2018	$11.84117	$9.42020	73,950

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$8.28982	$10.72535	92,690
2010	$10.72535	$13.29125	94,089
2011	$13.29125	$12.45620	75,294
2012	$12.45620	$14.39445	63,633
2013	$14.39445	$19.76705	50,650
2014	$19.76705	$20.11124	42,183
2015	$20.11124	$18.94351	34,224
2016	$18.94351	$23.75762	32,111
2017	$23.75762	$25.20951	26,395
2018	$25.20951	$19.85352	27,569
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
Mortality & Expense = 1.60

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$7.34666	$8.69258	1,086
2010	$8.69258	$9.63996	1,086
2011	$9.63996	$10.05313	1,086
2012	$10.05313	$11.58761	1,086
2013	$11.58761	$15.33327	357
2014	$15.33327	$16.47531	286
2015	$16.47531	$16.42868	0
2016	$16.42868	$17.94065	0
2017	$17.94065	$20.91953	0
2018	$20.91953	$19.36291	0
AB VPS Growth Portfolio - Class B
2009	$6.39262	$8.35058	0
2010	$8.35058	$9.42463	0
2011	$9.42463	$9.35584	0
2012	$9.35584	$10.44677	0
2013	$10.44677	$13.73465	0
2014	$13.73465	$15.25366	0
2015	$15.25366	$16.31910	0
2016	$16.31910	$16.18147	0
2017	$16.18147	$21.34204	0
2018	$21.34204	$21.77118	0
AB VPS Large Cap Growth Portfolio - Class B
2009	$5.96263	$8.03731	0
2010	$8.03731	$8.67878	0
2011	$8.67878	$8.25353	0
2012	$8.25353	$9.42230	0
2013	$9.42230	$12.69096	0
2014	$12.69096	$14.20387	0
2015	$14.20387	$15.48030	0
2016	$15.48030	$15.57840	0
2017	$15.57840	$20.16788	0
2018	$20.16788	$20.28650	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.88788	0
2017	$9.88788	$9.76295	0
2018	$9.76295	$9.73162	0
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.20096	$12.26586	0
2010	$12.26586	$13.58745	0
2011	$13.58745	$13.67741	0
2012	$13.67741	$15.14763	0
2013	$15.14763	$16.96852	0
2014	$16.96852	$17.45252	0
2015	$17.45252	$15.94787	0
2016	$15.94787	$17.87865	0
2017	$17.87865	$19.27848	0
2018	$19.27848	$18.13602	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.70707	$10.79013	0
2010	$10.79013	$11.79594	0
2011	$11.79594	$11.47664	0
2012	$11.47664	$12.88984	0
2013	$12.88984	$16.25411	0
2014	$16.25411	$17.11824	0
2015	$17.11824	$15.99882	0
2016	$15.99882	$18.25580	0
2017	$18.25580	$19.44724	0
2018	$19.44724	$17.38426	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.90430	$13.34432	0
2010	$13.34432	$14.22246	0
2011	$14.22246	$12.49601	0
2012	$12.49601	$14.52481	0
2013	$14.52481	$17.56031	0
2014	$17.56031	$15.34239	0
2015	$15.34239	$14.10436	0
2016	$14.10436	$14.86225	0
2017	$14.86225	$17.05173	0
2018	$17.05173	$14.17411	0
Invesco V.I. American Franchise Fund - Series I
2009	$4.74909	$7.75391	0
2010	$7.75391	$9.13623	0
2011	$9.13623	$8.42769	0
2012	$8.42769	$9.42292	0
2013	$9.42292	$12.98252	0
2014	$12.98252	$13.84089	0
2015	$13.84089	$14.28887	0
2016	$14.28887	$14.36726	0
2017	$14.36726	$17.98809	0
2018	$17.98809	$17.04223	0
Invesco V.I. American Franchise Fund - Series II
2009	$4.65954	$7.58815	0
2010	$7.58815	$8.91999	0
2011	$8.91999	$8.20950	0
2012	$8.20950	$9.15207	0
2013	$9.15207	$12.57860	0
2014	$12.57860	$13.37675	0
2015	$13.37675	$13.77596	0
2016	$13.77596	$13.81755	0
2017	$13.81755	$17.25710	0
2018	$17.25710	$16.30455	0
Invesco V.I. American Value Fund - Series I
2009	$8.76226	$11.99210	1,081
2010	$11.99210	$14.41237	1,081
2011	$14.41237	$14.30055	1,081
2012	$14.30055	$16.49204	1,081
2013	$16.49204	$21.77023	357
2014	$21.77023	$23.49024	286
2015	$23.49024	$20.98631	0
2016	$20.98631	$23.83046	0
2017	$23.83046	$25.76425	0
2018	$25.76425	$22.12394	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series II
2009	$8.44074	$10.65584	0
2010	$10.65584	$12.12068	0
2011	$12.12068	$11.66556	0
2012	$11.66556	$13.63885	0
2013	$13.63885	$18.18976	0
2014	$18.18976	$19.51060	0
2015	$19.51060	$17.99343	0
2016	$17.99343	$20.69615	0
2017	$20.69615	$23.92463	0
2018	$23.92463	$20.61038	0
Invesco V.I. Core Equity Fund - Series I
2009	$7.87778	$9.93665	331
2010	$9.93665	$10.70275	331
2011	$10.70275	$10.51604	330
2012	$10.51604	$11.77355	330
2013	$11.77355	$14.96080	330
2014	$14.96080	$15.90681	265
2015	$15.90681	$14.73628	0
2016	$14.73628	$15.97565	0
2017	$15.97565	$17.77656	0
2018	$17.77656	$15.83329	0
Invesco V.I. Diversified Dividend Fund - Series II
2009	$7.18670	$8.75681	8,897
2010	$8.75681	$9.48771	8,825
2011	$9.48771	$9.32206	8,825
2012	$9.32206	$10.84802	8,825
2013	$10.84802	$13.94653	8,385
2014	$13.94653	$15.43023	7,966
2015	$15.43023	$15.44564	6,990
2016	$15.44564	$17.39366	5,988
2017	$17.39366	$18.52872	5,525
2018	$18.52872	$16.79142	4,651
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.64971	5,832
2012	$12.64971	$13.97656	5,832
2013	$13.97656	$17.16060	5,975
2014	$17.16060	$18.35046	5,508
2015	$18.35046	$17.57469	4,175
2016	$17.57469	$19.84275	3,400
2017	$19.84275	$21.61229	3,042
2018	$21.61229	$19.17913	2,366
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$10.07758	0
2012	$10.07758	$11.23605	0
2013	$11.23605	$13.50482	0
2014	$13.50482	$13.34142	0
2015	$13.34142	$12.90021	0
2016	$12.90021	$13.50826	0
2017	$13.50826	$16.28264	0
2018	$16.28264	$13.51826	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.65030	0
2014	$14.65030	$14.63171	0
2015	$14.63171	$13.90021	0
2016	$13.90021	$15.14658	0
2017	$15.14658	$15.80332	0
2018	$15.80332	$14.97596	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.46858	$12.12143	0
2010	$12.12143	$13.59908	0
2011	$13.59908	$12.51753	0
2012	$12.51753	$13.65416	0
2013	$13.65416	$17.29218	0
2014	$17.29218	$17.75451	0
2015	$17.75451	$16.75203	0
2016	$16.75203	$18.68310	0
2017	$18.68310	$21.10951	0
2018	$21.10951	$18.39615	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.57250	$11.64182	0
2010	$11.64182	$14.56745	0
2011	$14.56745	$12.98171	0
2012	$12.98171	$14.24621	0
2013	$14.24621	$19.13292	0
2014	$19.13292	$20.25723	0
2015	$20.25723	$20.12323	0
2016	$20.12323	$19.89817	0
2017	$19.89817	$23.89552	0
2018	$23.89552	$22.11050	0
Invesco V.I. S&P 500 Index Fund - Series II
2009	$7.22855	$8.95889	0
2010	$8.95889	$10.09268	0
2011	$10.09268	$10.07514	0
2012	$10.07514	$11.44172	0
2013	$11.44172	$14.79861	0
2014	$14.79861	$16.43398	0
2015	$16.43398	$16.28247	0
2016	$16.28247	$17.80147	0
2017	$17.80147	$21.17833	0
2018	$21.17833	$19.76407	0
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$16.27008	$27.16813	0
2010	$27.16813	$31.79231	0
2011	$31.79231	$25.56279	0
2012	$25.56279	$30.14507	0
2013	$30.14507	$29.33304	0
2014	$29.33304	$27.54381	0
2015	$27.54381	$24.18394	0
2016	$24.18394	$25.37979	0
2017	$25.37979	$33.70339	0
2018	$33.70339	$27.34495	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$18.66231	0
2015	$18.66231	$15.79998	0
2016	$15.79998	$17.85948	0
2017	$17.85948	$19.76196	0
2018	$19.76196	$17.89431	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$8.85900	$11.54291	0
2010	$11.54291	$11.99347	0
2011	$11.99347	$11.35790	0
2012	$11.35790	$12.71190	0
2013	$12.71190	$14.49062	0
2014	$14.49062	$14.55330	0
2015	$14.55330	$13.39291	0
2016	$13.39291	$13.90210	0
2017	$13.90210	$15.87026	0
2018	$15.87026	$14.58653	0
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$14.49591	0
2014	$14.49591	$14.53602	0
2015	$14.53602	$13.35780	0
2016	$13.35780	$13.85474	0
2017	$13.85474	$15.79663	0
2018	$15.79663	$14.49643	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$6.19549	$10.08415	0
2010	$10.08415	$12.18090	0
2011	$12.18090	$11.64084	0
2012	$11.64084	$13.08947	0
2013	$13.08947	$19.05546	0
2014	$19.05546	$19.92589	0
2015	$19.92589	$21.98772	0
2016	$21.98772	$21.26441	0
2017	$21.26441	$29.92806	0
2018	$29.92806	$31.63876	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.54433	$14.79398	0
2010	$14.79398	$19.24511	0
2011	$19.24511	$17.57384	0
2012	$17.57384	$18.77837	0
2013	$18.77837	$25.38284	0
2014	$25.38284	$25.44599	0
2015	$25.44599	$23.54168	0
2016	$23.54168	$21.11338	0
2017	$21.11338	$28.80536	0
2018	$28.80536	$31.33250	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$14.09473	$17.78597	0
2010	$17.78597	$22.72584	0
2011	$22.72584	$23.66628	0
2012	$23.66628	$26.95093	0
2013	$26.95093	$27.04078	0
2014	$27.04078	$34.48695	0
2015	$34.48695	$34.64162	0
2016	$34.64162	$36.38001	0
2017	$36.38001	$36.88074	0
2018	$36.88074	$33.45821	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$11.53610	$13.87032	6,371
2010	$13.87032	$14.86537	6,371
2011	$14.86537	$15.30419	6,371
2012	$15.30419	$17.12543	6,371
2013	$17.12543	$16.97342	0
2014	$16.97342	$17.92193	0
2015	$17.92193	$17.22792	0
2016	$17.22792	$18.07069	0
2017	$18.07069	$18.91455	0
2018	$18.91455	$17.79258	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$6.66407	$11.19385	2,574
2010	$11.19385	$14.02390	2,356
2011	$14.02390	$12.82759	2,356
2012	$12.82759	$14.13598	2,356
2013	$14.13598	$20.89848	0
2014	$20.89848	$21.66467	0
2015	$21.66467	$23.07532	0
2016	$23.07532	$21.86020	0
2017	$21.86020	$32.02566	0
2018	$32.02566	$35.57373	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.17315	9,258
2018	$11.17315	$10.05137	7,853
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05349	0
2017	$10.05349	$12.93922	0
2018	$12.93922	$13.02261	0
Putnam VT International Equity Fund - Class IB
2009	$8.71616	$10.68013	0
2010	$10.68013	$11.55299	0
2011	$11.55299	$9.43500	0
2012	$9.43500	$11.30847	0
2013	$11.30847	$14.23883	0
2014	$14.23883	$13.04998	0
2015	$13.04998	$12.84795	0
2016	$12.84795	$12.32205	0
2017	$12.32205	$15.33519	0
2018	$15.33519	$12.19372	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$8.26222	$10.68429	0
2010	$10.68429	$13.23375	0
2011	$13.23375	$12.39613	0
2012	$12.39613	$14.31785	0
2013	$14.31785	$19.65204	0
2014	$19.65204	$19.98422	0
2015	$19.98422	$18.81444	0
2016	$18.81444	$23.58400	0
2017	$23.58400	$25.01279	0
2018	$25.01279	$19.68869	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE PERFORMANCE
DEATH BENEFIT OPTION
Mortality & Expense = 1.63

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$7.33007	$8.67035	8,738
2010	$8.67035	$9.61242	7,608
2011	$9.61242	$10.02142	6,085
2012	$10.02142	$11.54758	5,593
2013	$11.54758	$15.27573	5,592
2014	$15.27573	$16.40856	5,592
2015	$16.40856	$16.35721	4,904
2016	$16.35721	$17.85726	4,904
2017	$17.85726	$20.81607	4,904
2018	$20.81607	$19.26133	2,477
AB VPS Growth Portfolio - Class B
2009	$6.37818	$8.32923	1,264
2010	$8.32923	$9.39770	1,246
2011	$9.39770	$9.32632	1,137
2012	$9.32632	$10.41068	1,124
2013	$10.41068	$13.68310	1,124
2014	$13.68310	$15.19185	1,124
2015	$15.19185	$16.24809	1,124
2016	$16.24809	$16.10622	1,124
2017	$16.10622	$21.23642	1,124
2018	$21.23642	$21.65692	1,124
AB VPS Large Cap Growth Portfolio - Class B
2009	$5.94914	$8.01674	5,731
2010	$8.01674	$8.65398	5,384
2011	$8.65398	$8.22747	3,337
2012	$8.22747	$9.38973	3,136
2013	$9.38973	$12.64329	3,043
2014	$12.64329	$14.14627	2,901
2015	$14.14627	$15.41290	2,813
2016	$15.41290	$15.50592	2,813
2017	$15.50592	$20.06806	2,744
2018	$20.06806	$20.18001	2,658
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.88590	9,107
2017	$9.88590	$9.75808	9,516
2018	$9.75808	$9.72382	14,364
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.18709	$12.24371	1,442
2010	$12.24371	$13.55886	1,476
2011	$13.55886	$13.64454	1,475
2012	$13.64454	$15.10668	1,474
2013	$15.10668	$16.91757	1,464
2014	$16.91757	$17.39490	1,219
2015	$17.39490	$15.89045	638
2016	$15.89045	$17.80895	638
2017	$17.80895	$19.19759	638
2018	$19.19759	$18.05447	637

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.69480	$10.77169	861
2010	$10.77169	$11.77225	732
2011	$11.77225	$11.45016	618
2012	$11.45016	$12.85624	678
2013	$12.85624	$16.20686	583
2014	$16.20686	$17.06335	331
2015	$17.06335	$15.94274	265
2016	$15.94274	$18.18638	265
2017	$18.18638	$19.36750	264
2018	$19.36750	$17.30774	264
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.89085	$13.32221	1,028
2010	$13.32221	$14.19465	1,111
2011	$14.19465	$12.46784	1,156
2012	$12.46784	$14.48769	1,140
2013	$14.48769	$17.51018	1,071
2014	$17.51018	$15.29400	1,147
2015	$15.29400	$14.05565	1,162
2016	$14.05565	$14.80650	1,172
2017	$14.80650	$16.98269	1,151
2018	$16.98269	$14.11245	1,199
Invesco V.I. American Franchise Fund - Series I
2009	$4.73837	$7.73407	0
2010	$7.73407	$9.11012	0
2011	$9.11012	$8.40109	0
2012	$8.40109	$9.39035	3,452
2013	$9.39035	$12.93376	3,470
2014	$12.93376	$13.78478	3,423
2015	$13.78478	$14.22667	3,288
2016	$14.22667	$14.30043	3,194
2017	$14.30043	$17.89907	3,077
2018	$17.89907	$16.95279	590
Invesco V.I. American Franchise Fund - Series II
2009	$4.64901	$7.56871	6,913
2010	$7.56871	$8.89448	6,721
2011	$8.89448	$8.18357	6,719
2012	$8.18357	$9.12042	6,717
2013	$9.12042	$12.53135	6,716
2014	$12.53135	$13.32251	6,704
2015	$13.32251	$13.71599	6,524
2016	$13.71599	$13.75328	6,363
2017	$13.75328	$17.17169	6,212
2018	$17.17169	$16.21897	2,225
Invesco V.I. American Value Fund - Series I
2009	$8.74246	$11.96140	14,628
2010	$11.96140	$14.37117	9,030
2011	$14.37117	$14.25539	7,675
2012	$14.25539	$16.43502	5,658
2013	$16.43502	$21.68846	5,642
2014	$21.68846	$23.39498	5,461
2015	$23.39498	$20.89494	5,333
2016	$20.89494	$23.71960	5,251
2017	$23.71960	$25.63673	5,135
2018	$25.63673	$22.00778	2,518

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series II
2009	$8.42387	$10.63136	10,260
2010	$10.63136	$12.08922	10,366
2011	$12.08922	$11.63178	10,344
2012	$11.63178	$13.59528	10,130
2013	$13.59528	$18.12620	9,908
2014	$18.12620	$19.43659	9,501
2015	$19.43659	$17.91980	9,440
2016	$17.91980	$20.60530	9,293
2017	$20.60530	$23.81249	9,069
2018	$23.81249	$20.50759	3,677
Invesco V.I. Core Equity Fund - Series I
2009	$7.87146	$9.92569	6,661
2010	$9.92569	$10.68774	6,525
2011	$10.68774	$10.49816	6,138
2012	$10.49816	$11.75001	3,523
2013	$11.75001	$14.92642	3,366
2014	$14.92642	$15.86549	3,275
2015	$15.86549	$14.69359	3,203
2016	$14.69359	$15.92459	3,203
2017	$15.92459	$17.71444	3,202
2018	$17.71444	$15.77319	3,202
Invesco V.I. Diversified Dividend Fund - Series II
2009	$7.17048	$8.73442	7,372
2010	$8.73442	$9.46062	2,795
2011	$9.46062	$9.29267	1,424
2012	$9.29267	$10.81057	1,423
2013	$10.81057	$13.89421	1,422
2014	$13.89421	$15.36774	1,421
2015	$15.36774	$15.37845	1,421
2016	$15.37845	$17.31281	1,420
2017	$17.31281	$18.43708	1,419
2018	$18.43708	$16.70333	1,419
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.60981	1,958
2012	$12.60981	$13.92829	1,951
2013	$13.92829	$17.09620	1,937
2014	$17.09620	$18.27611	1,895
2015	$18.27611	$17.49824	1,901
2016	$17.49824	$19.75051	1,897
2017	$19.75051	$21.50539	1,888
2018	$21.50539	$19.07851	613
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$10.04577	4,047
2012	$10.04577	$11.19722	4,097
2013	$11.19722	$13.45411	4,071
2014	$13.45411	$13.28734	4,049
2015	$13.28734	$12.84407	4,006
2016	$12.84407	$13.44545	3,968
2017	$13.44545	$16.20208	3,889
2018	$16.20208	$13.44730	2,459

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.59529	153
2014	$14.59529	$14.57240	165
2015	$14.57240	$13.83971	172
2016	$13.83971	$15.07615	172
2017	$15.07615	$15.72513	172
2018	$15.72513	$14.89736	183
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.45524	$12.10073	135
2010	$12.10073	$13.57178	133
2011	$13.57178	$12.48865	139
2012	$12.48865	$13.61855	144
2013	$13.61855	$17.24191	125
2014	$17.24191	$17.69760	122
2015	$17.69760	$16.69333	122
2016	$16.69333	$18.61206	118
2017	$18.61206	$21.02296	115
2018	$21.02296	$18.31519	119
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.56185	$11.62196	887
2010	$11.62196	$14.53823	619
2011	$14.53823	$12.95178	381
2012	$12.95178	$14.20910	500
2013	$14.20910	$19.07735	303
2014	$19.07735	$20.19233	134
2015	$20.19233	$20.05273	0
2016	$20.05273	$19.82252	0
2017	$19.82252	$23.79758	0
2018	$23.79758	$22.01323	0
Invesco V.I. S&P 500 Index Fund - Series II
2009	$7.21222	$8.93597	3,771
2010	$8.93597	$10.06385	3,807
2011	$10.06385	$10.04334	3,401
2012	$10.04334	$11.40217	3,079
2013	$11.40217	$14.74305	3,014
2014	$14.74305	$16.36736	2,977
2015	$16.36736	$16.21159	2,937
2016	$16.21159	$17.71867	2,918
2017	$17.71867	$21.07351	2,887
2018	$21.07351	$19.66032	2,869
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$16.23332	$27.09863	456
2010	$27.09863	$31.70147	405
2011	$31.70147	$25.48211	374
2012	$25.48211	$30.04090	394
2013	$30.04090	$29.22290	362
2014	$29.22290	$27.43215	335
2015	$27.43215	$24.07866	319
2016	$24.07866	$25.26174	322
2017	$25.26174	$33.53661	293
2018	$33.53661	$27.20141	309

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$18.58671	893
2015	$18.58671	$15.73126	893
2016	$15.73126	$17.77647	893
2017	$17.77647	$19.66423	893
2018	$19.66423	$17.80045	893
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$8.83897	$11.51333	483
2010	$11.51333	$11.95915	489
2011	$11.95915	$11.32201	496
2012	$11.32201	$12.66792	499
2013	$12.66792	$14.43615	502
2014	$14.43615	$14.49426	375
2015	$14.49426	$13.33458	392
2016	$13.33458	$13.83740	396
2017	$13.83740	$15.79168	397
2018	$15.79168	$14.50992	404
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$14.44143	1,670
2014	$14.44143	$14.47706	1,670
2015	$14.47706	$13.29961	1,670
2016	$13.29961	$13.79026	1,670
2017	$13.79026	$15.71841	1,670
2018	$15.71841	$14.42029	1,670
Morgan Stanley VIF Growth Portfolio, Class I
2009	$6.18150	$10.05833	347
2010	$10.05833	$12.14607	346
2011	$12.14607	$11.60409	0
2012	$11.60409	$13.04421	0
2013	$13.04421	$18.98388	0
2014	$18.98388	$19.84509	0
2015	$19.84509	$21.89198	0
2016	$21.89198	$21.16549	0
2017	$21.16549	$29.77995	0
2018	$29.77995	$31.47268	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.52526	$14.76000	1,638
2010	$14.76000	$19.19515	1,485
2011	$19.19515	$17.52297	1,485
2012	$17.52297	$18.71836	1,485
2013	$18.71836	$25.29415	1,485
2014	$25.29415	$25.34948	1,485
2015	$25.34948	$23.44534	1,485
2016	$23.44534	$21.02070	1,485
2017	$21.02070	$28.67033	1,485
2018	$28.67033	$31.17622	1,485

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$14.06292	$17.74049	1,736
2010	$17.74049	$22.66094	1,667
2011	$22.66094	$23.59164	1,659
2012	$23.59164	$26.85786	1,640
2013	$26.85786	$26.93931	1,650
2014	$26.93931	$34.34724	1,625
2015	$34.34724	$34.49093	1,549
2016	$34.49093	$36.21093	1,493
2017	$36.21093	$36.69835	1,468
2018	$36.69835	$33.28269	251
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$11.51006	$13.83488	9,317
2010	$13.83488	$14.82294	8,585
2011	$14.82294	$15.25595	6,192
2012	$15.25595	$17.06630	5,939
2013	$17.06630	$16.90975	6,082
2014	$16.90975	$17.84933	6,041
2015	$17.84933	$17.15298	5,640
2016	$17.15298	$17.98671	5,577
2017	$17.98671	$18.82102	5,663
2018	$18.82102	$17.69928	3,298
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$6.64904	$11.16525	10,238
2010	$11.16525	$13.98388	4,243
2011	$13.98388	$12.78715	2,512
2012	$12.78715	$14.08718	2,373
2013	$14.08718	$20.82009	2,068
2014	$20.82009	$21.57693	1,802
2015	$21.57693	$22.97498	1,619
2016	$22.97498	$21.75864	1,603
2017	$21.75864	$31.86735	1,536
2018	$31.86735	$35.38720	1,404
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.17101	2,578
2018	$11.17101	$10.04640	2,555
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05314	0
2017	$10.05314	$12.93491	0
2018	$12.93491	$13.01434	0
Putnam VT International Equity Fund - Class IB
2009	$8.69648	$10.65281	3,261
2010	$10.65281	$11.51999	3,215
2011	$11.51999	$9.40524	3,035
2012	$9.40524	$11.26940	3,080
2013	$11.26940	$14.18538	3,035
2014	$14.18538	$12.99709	2,897
2015	$12.99709	$12.79205	2,380
2016	$12.79205	$12.26475	2,443
2017	$12.26475	$15.25932	2,437
2018	$15.25932	$12.12973	2,409

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$8.24569	$10.65972	4,350
2010	$10.65972	$13.19937	3,803
2011	$13.19937	$12.36021	3,457
2012	$12.36021	$14.27207	3,595
2013	$14.27207	$19.58334	3,270
2014	$19.58334	$19.90840	2,934
2015	$19.90840	$18.73744	2,749
2016	$18.73744	$23.48046	2,728
2017	$23.48046	$24.89554	2,719
2018	$24.89554	$19.59047	2,735
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.63% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE DEATH
BENEFIT COMBINATION OPTION
Mortality & Expense = 1.64

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$7.32454	$8.66293	10,844
2010	$8.66293	$9.60323	10,456
2011	$9.60323	$10.01084	4,444
2012	$10.01084	$11.53425	4,028
2013	$11.53425	$15.25657	4,026
2014	$15.25657	$16.38635	4,025
2015	$16.38635	$16.33343	4,023
2016	$16.33343	$17.82952	3,856
2017	$17.82952	$20.78167	3,855
2018	$20.78167	$19.22758	3,855
AB VPS Growth Portfolio - Class B
2009	$6.37338	$8.32214	1,859
2010	$8.32214	$9.38876	1,427
2011	$9.38876	$9.31652	1,407
2012	$9.31652	$10.39869	1,343
2013	$10.39869	$13.66597	1,400
2014	$13.66597	$15.17130	1,373
2015	$15.17130	$16.22450	1,265
2016	$16.22450	$16.08124	1,201
2017	$16.08124	$21.20138	1,196
2018	$21.20138	$21.61900	1,117
AB VPS Large Cap Growth Portfolio - Class B
2009	$5.94466	$8.00990	5,059
2010	$8.00990	$8.64574	518
2011	$8.64574	$8.21882	415
2012	$8.21882	$9.37892	203
2013	$9.37892	$12.62748	0
2014	$12.62748	$14.12716	0
2015	$14.12716	$15.39054	0
2016	$15.39054	$15.48189	0
2017	$15.48189	$20.03496	0
2018	$20.03496	$20.14469	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.88524	1,770
2017	$9.88524	$9.75644	1,848
2018	$9.75644	$9.72122	4,680
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.18342	$12.23760	640
2010	$12.23760	$13.55073	655
2011	$13.55073	$13.63501	668
2012	$13.63501	$15.09461	636
2013	$15.09461	$16.90237	651
2014	$16.90237	$17.37754	711
2015	$17.37754	$15.87300	712
2016	$15.87300	$17.78762	571
2017	$17.78762	$19.17268	573
2018	$19.17268	$18.02924	616

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.69073	$10.76557	789
2010	$10.76557	$11.76439	788
2011	$11.76439	$11.44138	787
2012	$11.44138	$12.84508	0
2013	$12.84508	$16.19118	0
2014	$16.19118	$17.04515	0
2015	$17.04515	$15.92414	0
2016	$15.92414	$18.16333	0
2017	$18.16333	$19.34102	0
2018	$19.34102	$17.28234	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.88555	$13.31374	571
2010	$13.31374	$14.18420	572
2011	$14.18420	$12.45742	587
2012	$12.45742	$14.47413	601
2013	$14.47413	$17.49206	599
2014	$17.49206	$15.27664	611
2015	$15.27664	$14.03828	658
2016	$14.03828	$14.78673	447
2017	$14.78673	$16.95831	462
2018	$16.95831	$14.09079	465
Invesco V.I. American Franchise Fund - Series I
2009	$4.73479	$7.72749	1,054
2010	$7.72749	$9.10146	926
2011	$9.10146	$8.39226	903
2012	$8.39226	$9.37956	1,872
2013	$9.37956	$12.91761	1,701
2014	$12.91761	$13.76617	1,628
2015	$13.76617	$14.20605	1,597
2016	$14.20605	$14.27829	1,543
2017	$14.27829	$17.86957	1,583
2018	$17.86957	$16.92313	1,521
Invesco V.I. American Franchise Fund - Series II
2009	$4.64552	$7.56227	3,012
2010	$7.56227	$8.88601	2,688
2011	$8.88601	$8.17497	2,607
2012	$8.17497	$9.10992	2,426
2013	$9.10992	$12.51569	2,375
2014	$12.51569	$13.30452	2,330
2015	$13.30452	$13.69609	2,301
2016	$13.69609	$13.73196	2,310
2017	$13.73196	$17.14337	2,254
2018	$17.14337	$16.19060	2,231
Invesco V.I. American Value Fund - Series I
2009	$8.73586	$11.95118	4,031
2010	$11.95118	$14.35744	1,960
2011	$14.35744	$14.24036	1,716
2012	$14.24036	$16.41604	1,673
2013	$16.41604	$21.66125	1,630
2014	$21.66125	$23.36329	1,611
2015	$23.36329	$20.86455	1,612
2016	$20.86455	$23.68274	1,638
2017	$23.68274	$25.59434	1,665
2018	$25.59434	$21.96918	1,667

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series II
2009	$8.41824	$10.62318	7,972
2010	$10.62318	$12.07870	3,945
2011	$12.07870	$11.62050	3,959
2012	$11.62050	$13.58073	3,863
2013	$13.58073	$18.10500	3,655
2014	$18.10500	$19.41190	3,567
2015	$19.41190	$17.89525	3,557
2016	$17.89525	$20.57501	3,324
2017	$20.57501	$23.77512	3,294
2018	$23.77512	$20.47334	3,277
Invesco V.I. Core Equity Fund - Series I
2009	$7.86934	$9.92203	2,762
2010	$9.92203	$10.68272	2,410
2011	$10.68272	$10.49218	2,409
2012	$10.49218	$11.74213	2,408
2013	$11.74213	$14.91492	2,260
2014	$14.91492	$15.85168	1,440
2015	$15.85168	$14.67932	1,440
2016	$14.67932	$15.90756	1,440
2017	$15.90756	$17.69373	1,440
2018	$17.69373	$15.75317	1,440
Invesco V.I. Diversified Dividend Fund - Series II
2009	$7.16506	$8.72694	2,290
2010	$8.72694	$9.45157	2,301
2011	$9.45157	$9.28286	561
2012	$9.28286	$10.79808	515
2013	$10.79808	$13.87677	466
2014	$13.87677	$15.34690	433
2015	$15.34690	$15.35607	428
2016	$15.35607	$17.28590	400
2017	$17.28590	$18.40658	410
2018	$18.40658	$16.67402	427
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.59652	2,075
2012	$12.59652	$13.91221	648
2013	$13.91221	$17.07474	647
2014	$17.07474	$18.25135	646
2015	$18.25135	$17.47278	646
2016	$17.47278	$19.71981	645
2017	$19.71981	$21.46982	644
2018	$21.46982	$19.04504	643
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$10.03516	1,070
2012	$10.03516	$11.18427	744
2013	$11.18427	$13.43721	660
2014	$13.43721	$13.26933	663
2015	$13.26933	$12.82537	674
2016	$12.82537	$13.42453	674
2017	$13.42453	$16.17527	658
2018	$16.17527	$13.42370	682

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.57701	1,584
2014	$14.57701	$14.55269	766
2015	$14.55269	$13.81962	778
2016	$13.81962	$15.05277	764
2017	$15.05277	$15.69918	833
2018	$15.69918	$14.87129	855
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.45080	$12.09383	1,454
2010	$12.09383	$13.56269	1,453
2011	$13.56269	$12.47904	1,451
2012	$12.47904	$13.60671	0
2013	$13.60671	$17.22520	0
2014	$17.22520	$17.67866	0
2015	$17.67866	$16.67380	0
2016	$16.67380	$18.58843	0
2017	$18.58843	$20.99416	0
2018	$20.99416	$18.28827	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.55872	$11.61599	0
2010	$11.61599	$14.52931	0
2011	$14.52931	$12.94255	0
2012	$12.94255	$14.19755	0
2013	$14.19755	$19.05994	0
2014	$19.05994	$20.17188	0
2015	$20.17188	$20.03042	0
2016	$20.03042	$19.79850	0
2017	$19.79850	$23.76636	0
2018	$23.76636	$21.98214	0
Invesco V.I. S&P 500 Index Fund - Series II
2009	$7.20680	$8.92835	10,052
2010	$8.92835	$10.05426	8,602
2011	$10.05426	$10.03276	1,277
2012	$10.03276	$11.38903	1,275
2013	$11.38903	$14.72458	1,274
2014	$14.72458	$16.34523	1,274
2015	$16.34523	$16.18806	1,274
2016	$16.18806	$17.69118	1,274
2017	$17.69118	$21.03873	1,274
2018	$21.03873	$19.62589	1,274
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$16.22107	$27.07547	721
2010	$27.07547	$31.67121	173
2011	$31.67121	$25.45525	172
2012	$25.45525	$30.00622	181
2013	$30.00622	$29.18624	179
2014	$29.18624	$27.39500	198
2015	$27.39500	$24.04364	205
2016	$24.04364	$25.22249	213
2017	$25.22249	$33.48118	218
2018	$33.48118	$27.15371	204

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$18.56150	3,298
2015	$18.56150	$15.70834	3,298
2016	$15.70834	$17.74880	3,298
2017	$17.74880	$19.63167	3,298
2018	$19.63167	$17.76919	3,298
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$8.83230	$11.50352	3,474
2010	$11.50352	$11.94777	1,335
2011	$11.94777	$11.31010	1,359
2012	$11.31010	$12.65333	1,394
2013	$12.65333	$14.41808	1,463
2014	$14.41808	$14.47467	1,528
2015	$14.47467	$13.31522	1,631
2016	$13.31522	$13.81594	1,670
2017	$13.81594	$15.76561	1,676
2018	$15.76561	$14.48452	1,757
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$14.42334	531
2014	$14.42334	$14.45746	226
2015	$14.45746	$13.28028	226
2016	$13.28028	$13.76885	226
2017	$13.76885	$15.69243	226
2018	$15.69243	$14.39501	226
Morgan Stanley VIF Growth Portfolio, Class I
2009	$6.17683	$10.04975	4,887
2010	$10.04975	$12.13450	1,502
2011	$12.13450	$11.59186	1,512
2012	$11.59186	$13.02917	1,556
2013	$13.02917	$18.96010	1,344
2014	$18.96010	$19.81824	1,276
2015	$19.81824	$21.86019	1,151
2016	$21.86019	$21.13264	1,201
2017	$21.13264	$29.73076	1,000
2018	$29.73076	$31.41753	908
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.51890	$14.74867	763
2010	$14.74867	$19.17851	110
2011	$19.17851	$17.50603	110
2012	$17.50603	$18.69840	110
2013	$18.69840	$25.26465	109
2014	$25.26465	$25.31739	109
2015	$25.31739	$23.41332	109
2016	$23.41332	$20.98989	109
2017	$20.98989	$28.62546	109
2018	$28.62546	$31.12430	109

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$14.05231	$17.72534	973
2010	$17.72534	$22.63933	961
2011	$22.63933	$23.56678	930
2012	$23.56678	$26.82686	868
2013	$26.82686	$26.90553	873
2014	$26.90553	$34.30074	864
2015	$34.30074	$34.44079	863
2016	$34.44079	$36.15469	862
2017	$36.15469	$36.63771	865
2018	$36.63771	$33.22434	863
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$11.50139	$13.82306	3,776
2010	$13.82306	$14.80881	3,326
2011	$14.80881	$15.23988	1,270
2012	$15.23988	$17.04660	1,071
2013	$17.04660	$16.88854	1,256
2014	$16.88854	$17.82517	1,305
2015	$17.82517	$17.12805	1,318
2016	$17.12805	$17.95878	1,304
2017	$17.95878	$18.78991	1,416
2018	$18.78991	$17.66824	1,512
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$6.64400	$11.15568	4,963
2010	$11.15568	$13.97050	4,216
2011	$13.97050	$12.77365	3,747
2012	$12.77365	$14.07087	3,743
2013	$14.07087	$20.79391	4,059
2014	$20.79391	$21.54764	2,825
2015	$21.54764	$22.94149	2,823
2016	$22.94149	$21.72476	2,821
2017	$21.72476	$31.81457	2,820
2018	$31.81457	$35.32502	2,819
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.17031	0
2018	$11.17031	$10.04476	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05302	901
2017	$10.05302	$12.93347	901
2018	$12.93347	$13.01158	901
Putnam VT International Equity Fund - Class IB
2009	$8.68989	$10.64369	2,814
2010	$10.64369	$11.50898	2,431
2011	$11.50898	$9.39531	2,418
2012	$9.39531	$11.25639	2,564
2013	$11.25639	$14.16758	2,538
2014	$14.16758	$12.97948	2,525
2015	$12.97948	$12.77344	2,603
2016	$12.77344	$12.24570	2,674
2017	$12.24570	$15.23409	2,727
2018	$15.23409	$12.10845	2,703

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$8.24019	$10.65154	1,913
2010	$10.65154	$13.18793	704
2011	$13.18793	$12.34826	678
2012	$12.34826	$14.25685	690
2013	$14.25685	$19.56050	673
2014	$19.56050	$19.88319	633
2015	$19.88319	$18.71184	650
2016	$18.71184	$23.44605	657
2017	$23.44605	$24.85657	585
2018	$24.85657	$19.55784	638
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.64% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION
Mortality & Expense = 1.68

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$9.10820	$10.76822	15,703
2010	$10.76822	$11.93227	10,624
2011	$11.93227	$12.43376	2,426
2012	$12.43376	$14.32013	1,969
2013	$14.32013	$18.93395	1,328
2014	$18.93395	$20.32791	1,160
2015	$20.32791	$20.25416	1,083
2016	$20.25416	$22.10056	233
2017	$22.10056	$25.74961	207
2018	$25.74961	$23.81441	0
AB VPS Growth Portfolio - Class B
2009	$8.89985	$11.61645	3,665
2010	$11.61645	$13.10008	2,884
2011	$13.10008	$12.99410	2,827
2012	$12.99410	$14.49764	2,791
2013	$14.49764	$19.04520	2,205
2014	$19.04520	$21.13461	2,041
2015	$21.13461	$22.59275	1,940
2016	$22.59275	$22.38432	212
2017	$22.38432	$29.49956	191
2018	$29.49956	$30.06852	0
AB VPS Large Cap Growth Portfolio - Class B
2009	$8.37714	$11.28294	9,024
2010	$11.28294	$12.17372	4,167
2011	$12.17372	$11.56797	3,988
2012	$11.56797	$13.19552	2,838
2013	$13.19552	$17.75891	1,668
2014	$17.75891	$19.86007	1,614
2015	$19.86007	$21.62748	1,614
2016	$21.62748	$21.74718	1,614
2017	$21.74718	$28.13160	1,553
2018	$28.13160	$28.27429	384
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.88259	1,513
2017	$9.88259	$9.74994	7,601
2018	$9.74994	$9.71082	61,183
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.16554	$12.20888	3,117
2010	$12.20888	$13.51353	886
2011	$13.51353	$13.59215	2,966
2012	$13.59215	$15.04114	2,966
2013	$15.04114	$16.83576	2,966
2014	$16.83576	$17.30213	2,949
2015	$17.30213	$15.79780	9,090
2016	$15.79780	$17.69629	7,788
2017	$17.69629	$19.06664	6,398
2018	$19.06664	$17.92230	6,433

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.67440	$10.74104	31,764
2010	$10.74104	$11.73290	14,308
2011	$11.73290	$11.40620	205
2012	$11.40620	$12.80046	204
2013	$12.80046	$16.12850	203
2014	$16.12850	$16.97236	0
2015	$16.97236	$15.84980	0
2016	$15.84980	$18.07133	0
2017	$18.07133	$19.23539	0
2018	$19.23539	$17.18105	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.86624	$13.28241	55,671
2010	$13.28241	$14.14518	24,725
2011	$14.14518	$12.41817	93
2012	$12.41817	$14.42275	93
2013	$14.42275	$17.42299	92
2014	$17.42299	$15.21023	0
2015	$15.21023	$13.97166	0
2016	$13.97166	$14.71067	0
2017	$14.71067	$16.86437	0
2018	$16.86437	$14.00709	0
Invesco V.I. American Franchise Fund - Series I
2009	$6.79841	$11.09100	0
2010	$11.09100	$13.05778	0
2011	$13.05778	$12.03550	0
2012	$12.03550	$13.44600	10,548
2013	$13.44600	$18.51055	9,613
2014	$18.51055	$19.71864	8,954
2015	$19.71864	$20.34058	8,368
2016	$20.34058	$20.43586	8,515
2017	$20.43586	$25.56570	7,790
2018	$25.56570	$24.20191	7,482
Invesco V.I. American Franchise Fund - Series II
2009	$6.68890	$10.88427	2,722
2010	$10.88427	$12.78440	2,619
2011	$12.78440	$11.75672	2,224
2012	$11.75672	$13.09605	904
2013	$13.09605	$17.98484	800
2014	$17.98484	$19.11073	570
2015	$19.11073	$19.66532	504
2016	$19.66532	$19.70897	474
2017	$19.70897	$24.59543	410
2018	$24.59543	$23.21913	378
Invesco V.I. American Value Fund - Series I
2009	$11.07567	$15.14615	41,118
2010	$15.14615	$18.18844	24,284
2011	$18.18844	$18.03292	10,399
2012	$18.03292	$20.77971	8,592
2013	$20.77971	$27.40822	7,570
2014	$27.40822	$29.55002	7,325
2015	$29.55002	$26.37903	9,318
2016	$26.37903	$29.93012	9,021
2017	$29.93012	$32.33310	9,224
2018	$32.33310	$27.74229	8,786

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series II
2009	$9.52152	$12.01062	19,376
2010	$12.01062	$13.65080	14,495
2011	$13.65080	$13.12772	6,547
2012	$13.12772	$15.33604	4,363
2013	$15.33604	$20.43689	3,717
2014	$20.43689	$21.90337	3,638
2015	$21.90337	$20.18398	3,048
2016	$20.18398	$23.19723	3,051
2017	$23.19723	$26.79450	2,944
2018	$26.79450	$23.06413	2,909
Invesco V.I. Core Equity Fund - Series I
2009	$7.86092	$9.90746	0
2010	$9.90746	$10.66277	0
2011	$10.66277	$10.46840	0
2012	$10.46840	$11.71082	0
2013	$11.71082	$14.86921	0
2014	$14.86921	$15.79677	0
2015	$15.79677	$14.62263	0
2016	$14.62263	$15.83980	0
2017	$15.83980	$17.61133	0
2018	$17.61133	$15.67350	0
Invesco V.I. Diversified Dividend Fund - Series II
2009	$8.15014	$9.92279	37,270
2010	$9.92279	$10.74242	37,869
2011	$10.74242	$10.54645	34,809
2012	$10.54645	$12.26300	29,386
2013	$12.26300	$15.75308	27,088
2014	$15.75308	$17.41503	25,385
2015	$17.41503	$17.41846	24,673
2016	$17.41846	$19.59964	22,463
2017	$19.59964	$20.86201	23,342
2018	$20.86201	$18.89073	23,933
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$13.50912	1,100
2012	$13.50912	$14.91416	1,100
2013	$14.91416	$18.29714	1,100
2014	$18.29714	$19.55017	1,100
2015	$19.55017	$18.70872	9,009
2016	$18.70872	$21.10627	7,502
2017	$21.10627	$22.97015	7,930
2018	$22.97015	$20.36772	8,468
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$10.36323	44,361
2012	$10.36323	$11.54528	43,563
2013	$11.54528	$13.86540	41,065
2014	$13.86540	$13.68669	41,907
2015	$13.68669	$13.22347	19,928
2016	$13.22347	$13.83571	20,127
2017	$13.83571	$16.66406	18,616
2018	$16.66406	$13.82378	19,737

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$19.86782	5,623
2014	$19.86782	$19.82673	5,601
2015	$19.82673	$18.82044	5,842
2016	$18.82044	$20.49165	5,717
2017	$20.49165	$21.36310	6,112
2018	$21.36310	$20.22839	5,348
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.43307	$12.06632	0
2010	$12.06632	$13.52643	0
2011	$13.52643	$12.44070	0
2012	$12.44070	$13.55946	0
2013	$13.55946	$17.15852	0
2014	$17.15852	$17.60318	0
2015	$17.60318	$16.59597	0
2016	$16.59597	$18.49429	0
2017	$18.49429	$20.87953	0
2018	$20.87953	$18.18110	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.54411	$11.58890	0
2010	$11.58890	$14.48964	0
2011	$14.48964	$12.90205	0
2012	$12.90205	$14.14744	0
2013	$14.14744	$18.98508	0
2014	$18.98508	$20.08462	0
2015	$20.08462	$19.93578	0
2016	$19.93578	$19.69708	0
2017	$19.69708	$23.63521	0
2018	$23.63521	$21.85203	0
Invesco V.I. S&P 500 Index Fund - Series II
2009	$9.06854	$11.23033	140,888
2010	$11.23033	$12.64147	133,752
2011	$12.64147	$12.60941	109,077
2012	$12.60941	$14.30826	90,047
2013	$14.30826	$18.49140	85,159
2014	$18.49140	$20.51843	70,217
2015	$20.51843	$20.31300	68,698
2016	$20.31300	$22.19030	58,046
2017	$22.19030	$26.37864	56,667
2018	$26.37864	$24.59731	49,068
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$16.44872	$27.44449	33,747
2010	$27.44449	$32.09006	17,376
2011	$32.09006	$25.78158	2,753
2012	$25.78158	$30.37873	2,796
2013	$30.37873	$29.53674	5,491
2014	$29.53674	$27.71289	5,985
2015	$27.71289	$24.31290	6,940
2016	$24.31290	$25.49478	6,763
2017	$25.49478	$33.82915	6,100
2018	$33.82915	$27.42488	6,711

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$27.42000	655
2015	$27.42000	$23.19587	1,366
2016	$23.19587	$26.19849	672
2017	$26.19849	$28.96618	699
2018	$28.96618	$26.20756	731
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$9.99566	$13.01350	4,425
2010	$13.01350	$13.51067	605
2011	$13.51067	$12.78448	626
2012	$12.78448	$14.29708	627
2013	$14.29708	$16.28457	642
2014	$16.28457	$16.34195	657
2015	$16.34195	$15.02690	686
2016	$15.02690	$15.58578	702
2017	$15.58578	$17.77811	703
2018	$17.77811	$16.32690	727
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$16.07901	1,555
2014	$16.07901	$16.11060	1,372
2015	$16.11060	$14.79290	1,371
2016	$14.79290	$15.33101	111
2017	$15.33101	$17.46587	111
2018	$17.46587	$16.01538	111
Morgan Stanley VIF Growth Portfolio, Class I
2009	$8.05301	$13.09705	1,464
2010	$13.09705	$15.80763	1,413
2011	$15.80763	$15.09472	1,009
2012	$15.09472	$16.95957	1,051
2013	$16.95957	$24.66976	916
2014	$24.66976	$25.77602	875
2015	$25.77602	$28.42044	825
2016	$28.42044	$27.46359	798
2017	$27.46359	$38.62218	735
2018	$38.62218	$40.79698	655
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$11.28479	$17.47776	28,660
2010	$17.47776	$22.71820	14,372
2011	$22.71820	$20.72876	4,248
2012	$20.72876	$22.13176	4,279
2013	$22.13176	$29.89174	3,719
2014	$29.89174	$29.94214	3,797
2015	$29.94214	$27.67917	3,658
2016	$27.67917	$24.80431	3,053
2017	$24.80431	$33.81398	2,772
2018	$33.81398	$36.75095	2,229

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$12.61342	$15.90398	8,245
2010	$15.90398	$20.30492	5,127
2011	$20.30492	$21.12831	5,984
2012	$21.12831	$24.04142	5,246
2013	$24.04142	$24.10228	5,528
2014	$24.10228	$30.71471	5,147
2015	$30.71471	$30.82778	4,779
2016	$30.82778	$32.34899	4,729
2017	$32.34899	$32.76810	4,315
2018	$32.76810	$29.70329	3,932
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$11.07873	$13.30978	33,255
2010	$13.30978	$14.25323	22,246
2011	$14.25323	$14.66227	18,543
2012	$14.66227	$16.39398	17,003
2013	$16.39398	$16.23546	18,365
2014	$16.23546	$17.12901	17,674
2015	$17.12901	$16.45253	22,672
2016	$16.45253	$17.24361	21,430
2017	$17.24361	$18.03445	23,173
2018	$18.03445	$16.95106	22,238
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$8.13064	$13.64638	6,417
2010	$13.64638	$17.08284	5,902
2011	$17.08284	$15.61312	4,566
2012	$15.61312	$17.19183	4,612
2013	$17.19183	$25.39590	8,314
2014	$25.39590	$26.30592	8,180
2015	$26.30592	$27.99637	10,544
2016	$27.99637	$26.50095	10,517
2017	$26.50095	$38.79356	8,384
2018	$38.79356	$43.05674	7,234
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.16745	1,322
2018	$11.16745	$10.03815	1,308
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05257	2,921
2017	$10.05257	$12.92773	907
2018	$12.92773	$13.00059	907
Putnam VT International Equity Fund - Class IB
2009	$9.92636	$12.15329	9,744
2010	$12.15329	$13.13604	7,134
2011	$13.13604	$10.71926	4,756
2012	$10.71926	$12.83745	3,889
2013	$12.83745	$16.15108	3,008
2014	$16.15108	$14.79072	2,649
2015	$14.79072	$14.55010	2,506
2016	$14.55010	$13.94339	1,377
2017	$13.94339	$17.33917	1,168
2018	$17.33917	$13.77608	1,274

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$9.06158	$11.70861	8,516
2010	$11.70861	$14.49093	6,688
2011	$14.49093	$13.56290	2,916
2012	$13.56290	$15.65294	2,279
2013	$15.65294	$21.46737	2,223
2014	$21.46737	$21.81278	2,241
2015	$21.81278	$20.51954	2,095
2016	$20.51954	$25.70086	1,149
2017	$25.70086	$27.23617	1,131
2018	$27.23617	$21.42154	496
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE
INCOME BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.70

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$7.29149	$8.61868	1,891
2010	$8.61868	$9.54846	1,891
2011	$9.54846	$9.94778	1,891
2012	$9.94778	$11.45470	1,891
2013	$11.45470	$15.14227	1,891
2014	$15.14227	$16.25382	0
2015	$16.25382	$16.19161	0
2016	$16.19161	$17.66414	0
2017	$17.66414	$20.57660	0
2018	$20.57660	$19.02635	0
AB VPS Growth Portfolio - Class B
2009	$6.34462	$8.27961	0
2010	$8.27961	$9.33520	0
2011	$9.33520	$9.25782	0
2012	$9.25782	$10.32697	0
2013	$10.32697	$13.56357	0
2014	$13.56357	$15.04861	0
2015	$15.04861	$16.08364	0
2016	$16.08364	$15.93209	0
2017	$15.93209	$20.99218	0
2018	$20.99218	$21.39277	0
AB VPS Large Cap Growth Portfolio - Class B
2009	$5.91782	$7.96894	2,344
2010	$7.96894	$8.59637	2,344
2011	$8.59637	$8.16698	2,343
2012	$8.16698	$9.31416	2,342
2013	$9.31416	$12.53277	2,397
2014	$12.53277	$14.01280	352
2015	$14.01280	$15.25680	351
2016	$15.25680	$15.33817	350
2017	$15.33817	$19.83711	348
2018	$19.83711	$19.93372	296
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.88127	0
2017	$9.88127	$9.74669	0
2018	$9.74669	$9.70565	21,521
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.15693	$12.19498	0
2010	$12.19498	$13.49545	0
2011	$13.49545	$13.57125	0
2012	$13.57125	$15.01498	0
2013	$15.01498	$16.80312	0
2014	$16.80312	$17.26513	0
2015	$17.26513	$15.76087	0
2016	$15.76087	$17.65141	0
2017	$17.65141	$19.01450	0
2018	$19.01450	$17.86969	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.66626	$10.72883	0
2010	$10.72883	$11.71721	0
2011	$11.71721	$11.38867	0
2012	$11.38867	$12.77823	0
2013	$12.77823	$16.09726	0
2014	$16.09726	$16.93611	0
2015	$16.93611	$15.81277	0
2016	$15.81277	$18.02552	0
2017	$18.02552	$19.18281	0
2018	$19.18281	$17.13063	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.85783	$13.26846	1,694
2010	$13.26846	$14.12749	1,694
2011	$14.12749	$12.40016	1,694
2012	$12.40016	$14.39895	1,694
2013	$14.39895	$17.39076	1,694
2014	$17.39076	$15.17905	0
2015	$15.17905	$13.94023	0
2016	$13.94023	$14.67467	0
2017	$14.67467	$16.81975	0
2018	$16.81975	$13.96721	0
Invesco V.I. American Franchise Fund - Series I
2009	$4.71340	$7.68795	0
2010	$7.68795	$9.04947	0
2011	$9.04947	$8.33932	0
2012	$8.33932	$9.31478	181
2013	$9.31478	$12.82069	0
2014	$12.82069	$13.65471	0
2015	$13.65471	$14.08256	0
2016	$14.08256	$14.14571	0
2017	$14.14571	$17.69306	0
2018	$17.69306	$16.74585	0
Invesco V.I. American Franchise Fund - Series II
2009	$4.62454	$7.52361	3,940
2010	$7.52361	$8.83529	3,937
2011	$8.83529	$8.12343	2,273
2012	$8.12343	$9.04705	2,276
2013	$9.04705	$12.42186	2,111
2014	$12.42186	$13.19685	0
2015	$13.19685	$13.57711	0
2016	$13.57711	$13.60453	0
2017	$13.60453	$16.97413	0
2018	$16.97413	$16.02108	0
Invesco V.I. American Value Fund - Series I
2009	$8.69644	$11.89012	2,529
2010	$11.89012	$14.27553	2,481
2011	$14.27553	$14.15063	996
2012	$14.15063	$16.30280	989
2013	$16.30280	$21.49893	919
2014	$21.49893	$23.17431	0
2015	$23.17431	$20.68335	0
2016	$20.68335	$23.46302	0
2017	$23.46302	$25.34173	0
2018	$25.34173	$21.73922	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series II
2009	$8.38460	$10.57439	2,590
2010	$10.57439	$12.01604	2,584
2011	$12.01604	$11.55330	1,093
2012	$11.55330	$13.49408	1,091
2013	$13.49408	$17.97869	590
2014	$17.97869	$19.26493	589
2015	$19.26493	$17.74910	588
2016	$17.74910	$20.39479	587
2017	$20.39479	$23.55277	586
2018	$23.55277	$20.26963	585
Invesco V.I. Core Equity Fund - Series I
2009	$7.85671	$9.90017	3,344
2010	$9.90017	$10.65280	3,344
2011	$10.65280	$10.45653	1,647
2012	$10.45653	$11.69521	1,647
2013	$11.69521	$14.84641	1,647
2014	$14.84641	$15.76940	0
2015	$15.76940	$14.59438	0
2016	$14.59438	$15.80605	0
2017	$15.80605	$17.57030	0
2018	$17.57030	$15.63384	0
Invesco V.I. Diversified Dividend Fund - Series II
2009	$7.13272	$8.68233	3,018
2010	$8.68233	$9.39763	3,014
2011	$9.39763	$9.22435	3,011
2012	$9.22435	$10.72358	3,008
2013	$10.72358	$13.77277	2,784
2014	$13.77277	$15.22276	901
2015	$15.22276	$15.22270	900
2016	$15.22270	$17.12552	898
2017	$17.12552	$18.22490	524
2018	$18.22490	$16.49948	523
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.51714	462
2012	$12.51714	$13.81624	461
2013	$13.81624	$16.94680	0
2014	$16.94680	$18.10372	0
2015	$18.10372	$17.32105	0
2016	$17.32105	$19.53688	0
2017	$19.53688	$21.25794	0
2018	$21.25794	$18.84570	0
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.97192	203
2012	$9.97192	$11.10710	202
2013	$11.10710	$13.33651	0
2014	$13.33651	$13.16198	0
2015	$13.16198	$12.71397	0
2016	$12.71397	$13.29998	0
2017	$13.29998	$16.01562	0
2018	$16.01562	$13.28319	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.46774	984
2014	$14.46774	$14.43493	0
2015	$14.43493	$13.69955	0
2016	$13.69955	$14.91306	0
2017	$14.91306	$15.54418	0
2018	$15.54418	$14.71557	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.42421	$12.05257	0
2010	$12.05257	$13.50832	0
2011	$13.50832	$12.42156	0
2012	$12.42156	$13.53589	0
2013	$13.53589	$17.12528	0
2014	$17.12528	$17.56557	0
2015	$17.56557	$16.55720	0
2016	$16.55720	$18.44740	0
2017	$18.44740	$20.82243	0
2018	$20.82243	$18.12772	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.53701	$11.57568	0
2010	$11.57568	$14.47022	0
2011	$14.47022	$12.88218	0
2012	$12.88218	$14.12285	0
2013	$14.12285	$18.94829	0
2014	$18.94829	$20.04168	0
2015	$20.04168	$19.88920	0
2016	$19.88920	$19.64714	0
2017	$19.64714	$23.57057	0
2018	$23.57057	$21.78789	0
Invesco V.I. S&P 500 Index Fund - Series II
2009	$7.17425	$8.88270	3,123
2010	$8.88270	$9.99685	3,123
2011	$9.99685	$9.96952	3,122
2012	$9.96952	$11.31043	3,122
2013	$11.31043	$14.61420	3,121
2014	$14.61420	$16.21297	3,121
2015	$16.21297	$16.04743	3,120
2016	$16.04743	$17.52702	3,120
2017	$17.52702	$20.83103	109
2018	$20.83103	$19.42043	109
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$16.14788	$26.93716	709
2010	$26.93716	$31.49055	709
2011	$31.49055	$25.29488	0
2012	$25.29488	$29.79926	0
2013	$29.79926	$28.96754	0
2014	$28.96754	$27.17340	0
2015	$27.17340	$23.83484	0
2016	$23.83484	$24.98850	0
2017	$24.98850	$33.15075	0
2018	$33.15075	$26.86951	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$18.41130	0
2015	$18.41130	$15.57188	0
2016	$15.57188	$17.58411	0
2017	$17.58411	$19.43788	0
2018	$19.43788	$17.58316	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$8.79245	$11.44474	0
2010	$11.44474	$11.87961	0
2011	$11.87961	$11.23884	0
2012	$11.23884	$12.56604	0
2013	$12.56604	$14.31004	0
2014	$14.31004	$14.35758	0
2015	$14.35758	$13.19958	0
2016	$13.19958	$13.68775	0
2017	$13.68775	$15.61000	0
2018	$15.61000	$14.33289	0
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$14.31527	0
2014	$14.31527	$14.34053	0
2015	$14.34053	$13.16497	0
2016	$13.16497	$13.64113	0
2017	$13.64113	$15.53759	0
2018	$15.53759	$14.24437	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$6.14894	$9.99836	0
2010	$9.99836	$12.06522	0
2011	$12.06522	$11.51877	0
2012	$11.51877	$12.93924	0
2013	$12.93924	$18.81796	0
2014	$18.81796	$19.65787	0
2015	$19.65787	$21.67029	0
2016	$21.67029	$20.93654	0
2017	$20.93654	$29.43728	0
2018	$29.43728	$31.08862	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.48087	$14.68093	229
2010	$14.68093	$19.07899	191
2011	$19.07899	$17.40477	0
2012	$17.40477	$18.57905	0
2013	$18.57905	$25.08836	0
2014	$25.08836	$25.12564	0
2015	$25.12564	$23.22204	0
2016	$23.22204	$20.80597	0
2017	$20.80597	$28.35769	0
2018	$28.35769	$30.81454	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$13.98888	$17.63472	740
2010	$17.63472	$22.51009	740
2011	$22.51009	$23.41822	78
2012	$23.41822	$26.64173	77
2013	$26.64173	$26.70382	77
2014	$26.70382	$34.02318	77
2015	$34.02318	$34.14161	76
2016	$34.14161	$35.81920	76
2017	$35.81920	$36.27603	76
2018	$36.27603	$32.87651	75
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$11.44948	$13.75244	2,944
2010	$13.75244	$14.72431	2,951
2011	$14.72431	$15.14385	77
2012	$15.14385	$16.92904	76
2013	$16.92904	$16.76200	154
2014	$16.76200	$17.68100	152
2015	$17.68100	$16.97933	151
2016	$16.97933	$17.79220	149
2017	$17.79220	$18.60450	148
2018	$18.60450	$17.48335	75
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$6.61401	$11.09868	2,602
2010	$11.09868	$13.89078	2,593
2011	$13.89078	$12.69315	2,583
2012	$12.69315	$13.97381	2,592
2013	$13.97381	$20.63810	5,865
2014	$20.63810	$21.37336	3,779
2015	$21.37336	$22.74229	3,778
2016	$22.74229	$21.52323	3,777
2017	$21.52323	$31.50062	0
2018	$31.50062	$34.95532	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.16602	171
2018	$11.16602	$10.03485	171
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05233	529
2017	$10.05233	$12.92485	0
2018	$12.92485	$12.99506	0
Putnam VT International Equity Fund - Class IB
2009	$8.65069	$10.58930	3,554
2010	$10.58930	$11.44330	3,616
2011	$11.44330	$9.33609	2,631
2012	$9.33609	$11.17871	2,630
2013	$11.17871	$14.06138	2,075
2014	$14.06138	$12.87446	2,075
2015	$12.87446	$12.66249	2,074
2016	$12.66249	$12.13207	2,074
2017	$12.13207	$15.08373	0
2018	$15.08373	$11.98170	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$8.20728	$10.60263	329
2010	$10.60263	$13.11950	285
2011	$13.11950	$12.27683	0
2012	$12.27683	$14.16586	0
2013	$14.16586	$19.42401	0
2014	$19.42401	$19.73260	0
2015	$19.73260	$18.55898	0
2016	$18.55898	$23.24061	0
2017	$23.24061	$24.62403	0
2018	$24.62403	$19.36317	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE PERFORMANCE
DEATH BENEFIT OPTION
Mortality & Expense = 1.73

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$7.27500	$8.59661	29,534
2010	$8.59661	$9.52115	27,054
2011	$9.52115	$9.91636	26,977
2012	$9.91636	$11.41508	26,032
2013	$11.41508	$15.08539	25,692
2014	$15.08539	$16.18791	17,612
2015	$16.18791	$16.12113	7,027
2016	$16.12113	$17.58198	6,934
2017	$17.58198	$20.47475	5,203
2018	$20.47475	$18.92646	4,509
AB VPS Growth Portfolio - Class B
2009	$6.33026	$8.25839	762
2010	$8.25839	$9.30848	761
2011	$9.30848	$9.22856	336
2012	$9.22856	$10.29123	92
2013	$10.29123	$13.51258	0
2014	$13.51258	$14.98754	0
2015	$14.98754	$16.01357	0
2016	$16.01357	$15.85793	0
2017	$15.85793	$20.88824	0
2018	$20.88824	$21.28041	0
AB VPS Large Cap Growth Portfolio - Class B
2009	$5.90445	$7.94857	5,474
2010	$7.94857	$8.57182	5,372
2011	$8.57182	$8.14123	5,275
2012	$8.14123	$9.28200	4,318
2013	$9.28200	$12.48576	3,911
2014	$12.48576	$13.95604	3,839
2015	$13.95604	$15.19044	3,839
2016	$15.19044	$15.26690	3,839
2017	$15.26690	$19.73904	1,919
2018	$19.73904	$19.82920	1,919
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.87928	0
2017	$9.87928	$9.74182	0
2018	$9.74182	$9.69787	2,073
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.14406	$12.17420	1,881
2010	$12.17420	$13.46841	1,881
2011	$13.46841	$13.54001	1,881
2012	$13.54001	$14.97593	1,881
2013	$14.97593	$16.75439	1,881
2014	$16.75439	$17.20989	1,881
2015	$17.20989	$15.70572	0
2016	$15.70572	$17.58438	0
2017	$17.58438	$18.93661	0
2018	$18.93661	$17.79112	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.65407	$10.71052	860
2010	$10.71052	$11.69370	922
2011	$11.69370	$11.36240	877
2012	$11.36240	$12.74492	727
2013	$12.74492	$16.05048	0
2014	$16.05048	$16.88182	0
2015	$16.88182	$15.75735	0
2016	$15.75735	$17.95697	0
2017	$17.95697	$19.10414	0
2018	$19.10414	$17.05522	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.84321	$13.24479	5,129
2010	$13.24479	$14.09806	5,128
2011	$14.09806	$12.37063	5,126
2012	$12.37063	$14.36034	4,733
2013	$14.36034	$17.33893	4,586
2014	$17.33893	$15.12928	4,586
2015	$15.12928	$13.89036	1,285
2016	$13.89036	$14.61779	1,285
2017	$14.61779	$16.74953	1,285
2018	$16.74953	$13.90471	1,285
Invesco V.I. American Franchise Fund - Series I
2009	$4.70276	$7.66830	0
2010	$7.66830	$9.02362	0
2011	$9.02362	$8.31302	0
2012	$8.31302	$9.28260	1,805
2013	$9.28260	$12.77260	1,805
2014	$12.77260	$13.59940	1,805
2015	$13.59940	$14.02131	1,805
2016	$14.02131	$14.07997	1,805
2017	$14.07997	$17.60558	1,805
2018	$17.60558	$16.65804	1,805
Invesco V.I. American Franchise Fund - Series II
2009	$4.61410	$7.50436	4,427
2010	$7.50436	$8.81004	4,088
2011	$8.81004	$8.09779	4,006
2012	$8.09779	$9.01578	1,974
2013	$9.01578	$12.37521	1,917
2014	$12.37521	$13.14334	1,855
2015	$13.14334	$13.51800	1,782
2016	$13.51800	$13.54125	1,679
2017	$13.54125	$16.89013	1,679
2018	$16.89013	$15.93698	827
Invesco V.I. American Value Fund - Series I
2009	$8.67677	$11.85967	5,564
2010	$11.85967	$14.23471	4,009
2011	$14.23471	$14.10595	3,869
2012	$14.10595	$16.24644	3,614
2013	$16.24644	$21.41819	3,506
2014	$21.41819	$23.08035	3,401
2015	$23.08035	$20.59331	3,338
2016	$20.59331	$23.35390	3,249
2017	$23.35390	$25.21632	2,334
2018	$25.21632	$21.62511	1,627

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series II
2009	$8.36787	$10.55013	16,520
2010	$10.55013	$11.98487	14,874
2011	$11.98487	$11.51988	14,433
2012	$11.51988	$13.45100	12,862
2013	$13.45100	$17.91593	10,553
2014	$17.91593	$19.19191	10,507
2015	$19.19191	$17.67651	5,521
2016	$17.67651	$20.30529	5,444
2017	$20.30529	$23.44241	3,852
2018	$23.44241	$20.16856	3,223
Invesco V.I. Core Equity Fund - Series I
2009	$7.85040	$9.88925	1,529
2010	$9.88925	$10.63786	1,529
2011	$10.63786	$10.43873	1,529
2012	$10.43873	$11.67178	0
2013	$11.67178	$14.81222	0
2014	$14.81222	$15.72837	0
2015	$15.72837	$14.55203	0
2016	$14.55203	$15.75546	0
2017	$15.75546	$17.50883	0
2018	$17.50883	$15.57444	0
Invesco V.I. Diversified Dividend Fund - Series II
2009	$7.11661	$8.66013	4,901
2010	$8.66013	$9.37078	4,448
2011	$9.37078	$9.19524	4,310
2012	$9.19524	$10.68651	4,094
2013	$10.68651	$13.72104	3,937
2014	$13.72104	$15.16104	3,805
2015	$15.16104	$15.15644	3,721
2016	$15.15644	$17.04587	3,633
2017	$17.04587	$18.13472	1,667
2018	$18.13472	$16.41288	1,755
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.47765	985
2012	$12.47765	$13.76849	985
2013	$13.76849	$16.88317	985
2014	$16.88317	$18.03035	985
2015	$18.03035	$17.24567	985
2016	$17.24567	$19.44604	985
2017	$19.44604	$21.15276	985
2018	$21.15276	$18.74680	985
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.94047	6,122
2012	$9.94047	$11.06875	5,985
2013	$11.06875	$13.28647	4,870
2014	$13.28647	$13.10866	4,870
2015	$13.10866	$12.65867	2,086
2016	$12.65867	$13.23816	2,086
2017	$13.23816	$15.93641	0
2018	$15.93641	$13.21349	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.41341	2,024
2014	$14.41341	$14.37643	2,024
2015	$14.37643	$13.63995	2,024
2016	$13.63995	$14.84374	2,024
2017	$14.84374	$15.46730	2,024
2018	$15.46730	$14.63837	2,024
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.41094	$12.03198	3,834
2010	$12.03198	$13.48120	3,834
2011	$13.48120	$12.39291	3,834
2012	$12.39291	$13.50062	3,834
2013	$13.50062	$17.07553	3,834
2014	$17.07553	$17.50928	3,834
2015	$17.50928	$16.49918	0
2016	$16.49918	$18.37726	0
2017	$18.37726	$20.73707	0
2018	$20.73707	$18.04796	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.52742	$11.55748	821
2010	$11.55748	$14.44314	820
2011	$14.44314	$12.85421	579
2012	$12.85421	$14.08792	158
2013	$14.08792	$18.89577	0
2014	$18.89577	$19.98015	0
2015	$19.98015	$19.82217	0
2016	$19.82217	$19.57506	132
2017	$19.57506	$23.47709	125
2018	$23.47709	$21.69493	117
Invesco V.I. S&P 500 Index Fund - Series II
2009	$7.15806	$8.85998	4,505
2010	$8.85998	$9.96831	4,505
2011	$9.96831	$9.93808	4,505
2012	$9.93808	$11.27138	1,661
2013	$11.27138	$14.55939	0
2014	$14.55939	$16.14731	0
2015	$16.14731	$15.97765	0
2016	$15.97765	$17.44558	0
2017	$17.44558	$20.72806	0
2018	$20.72806	$19.31858	0
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$16.11140	$26.86823	1,665
2010	$26.86823	$31.40057	1,646
2011	$31.40057	$25.21503	1,682
2012	$25.21503	$29.69626	1,637
2013	$29.69626	$28.85875	1,312
2014	$28.85875	$27.06322	1,312
2015	$27.06322	$23.73107	0
2016	$23.73107	$24.87227	0
2017	$24.87227	$32.98670	0
2018	$32.98670	$26.72845	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$18.33670	5,588
2015	$18.33670	$15.50413	3,424
2016	$15.50413	$17.50236	3,336
2017	$17.50236	$19.34173	3,387
2018	$19.34173	$17.49090	3,526
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$8.77259	$11.41546	0
2010	$11.41546	$11.84566	0
2011	$11.84566	$11.20336	0
2012	$11.20336	$12.52261	0
2013	$12.52261	$14.25630	0
2014	$14.25630	$14.29937	0
2015	$14.29937	$13.14211	0
2016	$13.14211	$13.62409	0
2017	$13.62409	$15.53276	0
2018	$15.53276	$14.25765	0
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$14.26155	18,352
2014	$14.26155	$14.28242	18,461
2015	$14.28242	$13.10768	18,536
2016	$13.10768	$13.57771	10,105
2017	$13.57771	$15.46072	4,515
2018	$15.46072	$14.16962	4,652
Morgan Stanley VIF Growth Portfolio, Class I
2009	$6.13504	$9.97278	736
2010	$9.97278	$12.03075	736
2011	$12.03075	$11.48245	736
2012	$11.48245	$12.89456	201
2013	$12.89456	$18.74735	0
2014	$18.74735	$19.57824	0
2015	$19.57824	$21.57604	0
2016	$21.57604	$20.83922	0
2017	$20.83922	$29.29171	0
2018	$29.29171	$30.92556	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.46193	$14.64721	2,231
2010	$14.64721	$19.02946	2,231
2011	$19.02946	$17.35437	2,231
2012	$17.35437	$18.51968	1,362
2013	$18.51968	$25.00068	1,036
2014	$25.00068	$25.03031	1,036
2015	$25.03031	$23.12701	1,036
2016	$23.12701	$20.71461	1,036
2017	$20.71461	$28.22471	1,036
2018	$28.22471	$30.66078	1,036

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$13.95726	$17.58957	1,552
2010	$17.58957	$22.44575	1,449
2011	$22.44575	$23.34430	1,407
2012	$23.34430	$26.54964	1,292
2013	$26.54964	$26.60354	923
2014	$26.60354	$33.88527	909
2015	$33.88527	$33.99301	0
2016	$33.99301	$35.65265	0
2017	$35.65265	$36.09656	0
2018	$36.09656	$32.70397	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$11.42365	$13.71730	4,177
2010	$13.71730	$14.68228	4,170
2011	$14.68228	$15.09611	4,163
2012	$15.09611	$16.87058	2,717
2013	$16.87058	$16.69911	2,711
2014	$16.69911	$17.60937	2,705
2015	$17.60937	$16.90547	955
2016	$16.90547	$17.70950	948
2017	$17.70950	$18.51247	942
2018	$18.51247	$17.39161	935
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$6.59906	$11.07026	6,411
2010	$11.07026	$13.85107	4,679
2011	$13.85107	$12.65308	4,702
2012	$12.65308	$13.92550	4,778
2013	$13.92550	$20.56058	4,628
2014	$20.56058	$21.28668	4,647
2015	$21.28668	$22.64327	4,525
2016	$22.64327	$21.42310	4,623
2017	$21.42310	$31.34471	4,464
2018	$31.34471	$34.77182	4,285
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.16389	0
2018	$11.16389	$10.02990	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05199	0
2017	$10.05199	$12.92055	0
2018	$12.92055	$12.98682	0
Putnam VT International Equity Fund - Class IB
2009	$8.63114	$10.56221	8,549
2010	$10.56221	$11.41059	8,617
2011	$11.41059	$9.30661	8,497
2012	$9.30661	$11.14007	8,306
2013	$11.14007	$14.00857	7,338
2014	$14.00857	$12.82226	7,345
2015	$12.82226	$12.60735	7,331
2016	$12.60735	$12.07564	7,379
2017	$12.07564	$15.00907	5,586
2018	$15.00907	$11.91879	5,626

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$8.19087	$10.57825	4,323
2010	$10.57825	$13.08542	4,288
2011	$13.08542	$12.24128	4,046
2012	$12.24128	$14.12059	3,839
2013	$14.12059	$19.35614	3,745
2014	$19.35614	$19.65774	3,721
2015	$19.65774	$18.48302	1,770
2016	$18.48302	$23.13856	1,770
2017	$23.13856	$24.50858	885
2018	$24.50858	$19.26657	885
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.73% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE DEATH
BENEFIT COMBINATION OPTION
Mortality & Expense = 1.74

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$7.26952	$8.58928	29,198
2010	$8.58928	$9.51208	26,242
2011	$9.51208	$9.90591	22,417
2012	$9.90591	$11.40192	19,015
2013	$11.40192	$15.06649	14,088
2014	$15.06649	$16.16600	13,694
2015	$16.16600	$16.09768	13,205
2016	$16.09768	$17.55468	12,052
2017	$17.55468	$20.44093	11,132
2018	$20.44093	$18.89330	10,901
AB VPS Growth Portfolio - Class B
2009	$6.32550	$8.25135	952
2010	$8.25135	$9.29962	951
2011	$9.29962	$9.21885	950
2012	$9.21885	$10.27937	0
2013	$10.27937	$13.49568	0
2014	$13.49568	$14.96728	315
2015	$14.96728	$15.99031	0
2016	$15.99031	$15.83333	0
2017	$15.83333	$20.85375	0
2018	$20.85375	$21.24314	0
AB VPS Large Cap Growth Portfolio - Class B
2009	$5.90001	$7.94179	3,521
2010	$7.94179	$8.56366	3,521
2011	$8.56366	$8.13267	3,521
2012	$8.13267	$9.27131	906
2013	$9.27131	$12.47014	906
2014	$12.47014	$13.93719	1,096
2015	$13.93719	$15.16840	906
2016	$15.16840	$15.24323	8,803
2017	$15.24323	$19.70649	8,803
2018	$19.70649	$19.79449	8,240
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.87862	8,127
2017	$9.87862	$9.74020	7,990
2018	$9.74020	$9.69529	44,605
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.13982	$12.16732	4,976
2010	$12.16732	$13.45946	4,976
2011	$13.45946	$13.52966	4,976
2012	$13.52966	$14.96298	4,976
2013	$14.96298	$16.73823	4,976
2014	$16.73823	$17.19157	4,976
2015	$17.19157	$15.68744	4,976
2016	$15.68744	$17.56217	4,976
2017	$17.56217	$18.91081	4,976
2018	$18.91081	$17.76509	4,976

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.65062	$10.70518	1,205
2010	$10.70518	$11.68672	0
2011	$11.68672	$11.35448	0
2012	$11.35448	$12.73477	457
2013	$12.73477	$16.03611	456
2014	$16.03611	$16.86502	0
2015	$16.86502	$15.74010	0
2016	$15.74010	$17.93554	0
2017	$17.93554	$19.07944	0
2018	$19.07944	$17.03146	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.83892	$13.23769	2,943
2010	$13.23769	$14.08909	2,255
2011	$14.08909	$12.36152	1,747
2012	$12.36152	$14.34833	2,025
2013	$14.34833	$17.32270	2,956
2014	$17.32270	$15.11360	2,372
2015	$15.11360	$13.87456	2,097
2016	$13.87456	$14.59971	1,225
2017	$14.59971	$16.72715	1,173
2018	$16.72715	$13.88473	1,121
Invesco V.I. American Franchise Fund - Series I
2009	$4.69921	$7.66174	1,150
2010	$7.66174	$9.01502	1,149
2011	$9.01502	$8.30427	229
2012	$8.30427	$9.27191	1,139
2013	$9.27191	$12.75660	228
2014	$12.75660	$13.58099	228
2015	$13.58099	$14.00094	228
2016	$14.00094	$14.05812	228
2017	$14.05812	$17.57649	227
2018	$17.57649	$16.62885	227
Invesco V.I. American Franchise Fund - Series II
2009	$4.61061	$7.49796	15,249
2010	$7.49796	$8.80164	12,288
2011	$8.80164	$8.08926	12,695
2012	$8.08926	$9.00539	9,946
2013	$9.00539	$12.35971	4,994
2014	$12.35971	$13.12557	4,721
2015	$13.12557	$13.49836	4,585
2016	$13.49836	$13.52022	4,469
2017	$13.52022	$16.86221	4,357
2018	$16.86221	$15.90904	4,246
Invesco V.I. American Value Fund - Series I
2009	$8.67025	$11.84958	17,687
2010	$11.84958	$14.22118	17,281
2011	$14.22118	$14.09112	13,718
2012	$14.09112	$16.22773	9,229
2013	$16.22773	$21.39139	9,819
2014	$21.39139	$23.04916	9,562
2015	$23.04916	$20.56343	9,201
2016	$20.56343	$23.31768	8,364
2017	$23.31768	$25.17470	8,186
2018	$25.17470	$21.58725	8,003

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series II
2009	$8.36230	$10.54204	22,053
2010	$10.54204	$11.97448	21,851
2011	$11.97448	$11.50873	18,912
2012	$11.50873	$13.43664	18,819
2013	$13.43664	$17.89500	14,006
2014	$17.89500	$19.16757	12,197
2015	$19.16757	$17.65234	12,061
2016	$17.65234	$20.27551	11,916
2017	$20.27551	$23.40569	11,789
2018	$23.40569	$20.13495	11,656
Invesco V.I. Core Equity Fund - Series I
2009	$7.84829	$9.88560	1,638
2010	$9.88560	$10.63287	1,637
2011	$10.63287	$10.43281	1,637
2012	$10.43281	$11.66400	0
2013	$11.66400	$14.80088	0
2014	$14.80088	$15.71474	0
2015	$15.71474	$14.53796	0
2016	$14.53796	$15.73866	0
2017	$15.73866	$17.48843	0
2018	$17.48843	$15.55473	0
Invesco V.I. Diversified Dividend Fund - Series II
2009	$7.11122	$8.65271	12,148
2010	$8.65271	$9.36183	12,145
2011	$9.36183	$9.18553	5,898
2012	$9.18553	$10.67416	4,232
2013	$10.67416	$13.70383	4,230
2014	$13.70383	$15.14051	3,678
2015	$15.14051	$15.13441	3,677
2016	$15.13441	$17.01940	11,223
2017	$17.01940	$18.10475	11,222
2018	$18.10475	$16.38411	10,684
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.46451	3,782
2012	$12.46451	$13.75262	3,479
2013	$13.75262	$16.86201	4,316
2014	$16.86201	$18.00594	2,554
2015	$18.00594	$17.22061	2,276
2016	$17.22061	$19.41585	1,438
2017	$19.41585	$21.11782	1,373
2018	$21.11782	$18.71395	1,309
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.92998	6,147
2012	$9.92998	$11.05596	6,147
2013	$11.05596	$13.26978	5,585
2014	$13.26978	$13.09089	4,969
2015	$13.09089	$12.64024	4,969
2016	$12.64024	$13.21757	4,969
2017	$13.21757	$15.91004	4,969
2018	$15.91004	$13.19031	4,969

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.39546	57
2014	$14.39546	$14.35708	57
2015	$14.35708	$13.62023	56
2016	$13.62023	$14.82081	56
2017	$14.82081	$15.44186	56
2018	$15.44186	$14.61284	56
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.40653	$12.02514	144
2010	$12.02514	$13.47219	141
2011	$13.47219	$12.38339	0
2012	$12.38339	$13.48889	0
2013	$13.48889	$17.05899	0
2014	$17.05899	$17.49058	0
2015	$17.49058	$16.47991	0
2016	$16.47991	$18.35397	0
2017	$18.35397	$20.70871	0
2018	$20.70871	$18.02145	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.52286	$11.54934	0
2010	$11.54934	$14.43153	0
2011	$14.43153	$12.84259	0
2012	$12.84259	$14.07378	0
2013	$14.07378	$18.87491	0
2014	$18.87491	$19.95609	0
2015	$19.95609	$19.79633	0
2016	$19.79633	$19.54760	0
2017	$19.54760	$23.44181	0
2018	$23.44181	$21.66014	0
Invesco V.I. S&P 500 Index Fund - Series II
2009	$7.15266	$8.85242	8,943
2010	$8.85242	$9.95880	10,198
2011	$9.95880	$9.92760	10,017
2012	$9.92760	$11.25837	4,795
2013	$11.25837	$14.54112	2,216
2014	$14.54112	$16.12544	1,169
2015	$16.12544	$15.95441	923
2016	$15.95441	$17.41847	8,326
2017	$17.41847	$20.69378	8,326
2018	$20.69378	$19.28470	7,798
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$16.09928	$26.84533	2,749
2010	$26.84533	$31.37067	2,707
2011	$31.37067	$25.18851	2,707
2012	$25.18851	$29.66205	2,647
2013	$29.66205	$28.82262	2,587
2014	$28.82262	$27.02664	2,587
2015	$27.02664	$23.69661	2,587
2016	$23.69661	$24.83368	0
2017	$24.83368	$32.93223	0
2018	$32.93223	$26.68163	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$18.31199	0
2015	$18.31199	$15.48167	0
2016	$15.48167	$17.47527	0
2017	$17.47527	$19.30987	0
2018	$19.30987	$17.46034	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$8.76596	$11.40569	3,684
2010	$11.40569	$11.83433	155
2011	$11.83433	$11.19154	155
2012	$11.19154	$12.50813	155
2013	$12.50813	$14.23840	154
2014	$14.23840	$14.27998	154
2015	$14.27998	$13.12298	153
2016	$13.12298	$13.60290	153
2017	$13.60290	$15.50705	153
2018	$15.50705	$14.23262	152
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$14.24368	19,770
2014	$14.24368	$14.26310	18,591
2015	$14.26310	$13.08864	18,590
2016	$13.08864	$13.55664	13,336
2017	$13.55664	$15.43518	13,336
2018	$15.43518	$14.14478	13,336
Morgan Stanley VIF Growth Portfolio, Class I
2009	$6.13042	$9.96426	0
2010	$9.96426	$12.01926	0
2011	$12.01926	$11.47033	0
2012	$11.47033	$12.87965	0
2013	$12.87965	$18.72382	0
2014	$18.72382	$19.55170	102
2015	$19.55170	$21.54463	0
2016	$21.54463	$20.80683	5,890
2017	$20.80683	$29.24326	5,890
2018	$29.24326	$30.87130	5,469
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.45560	$14.63596	1,072
2010	$14.63596	$19.01294	984
2011	$19.01294	$17.33758	903
2012	$17.33758	$18.49991	824
2013	$18.49991	$24.97149	753
2014	$24.97149	$24.99859	736
2015	$24.99859	$23.09537	651
2016	$23.09537	$20.68421	622
2017	$20.68421	$28.18049	594
2018	$28.18049	$30.60966	566

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$13.94673	$17.57455	2,324
2010	$17.57455	$22.42434	2,312
2011	$22.42434	$23.31971	1,335
2012	$23.31971	$26.51902	1,335
2013	$26.51902	$26.57020	345
2014	$26.57020	$33.83941	446
2015	$33.83941	$33.94361	344
2016	$33.94361	$35.59728	124
2017	$35.59728	$36.03690	124
2018	$36.03690	$32.64664	124
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$11.41503	$13.70557	29,058
2010	$13.70557	$14.66828	28,759
2011	$14.66828	$15.08020	23,982
2012	$15.08020	$16.85111	21,948
2013	$16.85111	$16.67817	23,043
2014	$16.67817	$17.58553	21,956
2015	$17.58553	$16.88089	20,834
2016	$16.88089	$17.68200	120
2017	$17.68200	$18.48189	119
2018	$18.48189	$17.36113	119
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$6.59408	$11.06079	4,185
2010	$11.06079	$13.83785	5,374
2011	$13.83785	$12.63973	4,596
2012	$12.63973	$13.90941	4,594
2013	$13.90941	$20.53478	8,708
2014	$20.53478	$21.25784	8,032
2015	$21.25784	$22.61033	7,996
2016	$22.61033	$21.38980	4,901
2017	$21.38980	$31.29288	4,900
2018	$31.29288	$34.71084	4,900
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.16318	0
2018	$11.16318	$10.02825	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05187	0
2017	$10.05187	$12.91911	0
2018	$12.91911	$12.98407	0
Putnam VT International Equity Fund - Class IB
2009	$8.62462	$10.55317	14,118
2010	$10.55317	$11.39969	11,711
2011	$11.39969	$9.29680	11,171
2012	$9.29680	$11.12720	10,280
2013	$11.12720	$13.99102	6,202
2014	$13.99102	$12.80491	6,057
2015	$12.80491	$12.58903	5,910
2016	$12.58903	$12.05687	5,755
2017	$12.05687	$14.98424	5,277
2018	$14.98424	$11.89788	5,133

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$8.18541	$10.57014	3,867
2010	$10.57014	$13.07408	5,587
2011	$13.07408	$12.22944	5,455
2012	$12.22944	$14.10552	3,269
2013	$14.10552	$19.33355	3,119
2014	$19.33355	$19.63285	2,973
2015	$19.63285	$18.45777	2,825
2016	$18.45777	$23.10465	2,670
2017	$23.10465	$24.47022	2,532
2018	$24.47022	$19.23447	2,388
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.74% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.75

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$7.67041	$9.06205	1,774,647
2010	$9.06205	$10.03463	1,555,509
2011	$10.03463	$10.44907	1,271,160
2012	$10.44907	$12.02591	1,093,459
2013	$12.02591	$15.88943	903,648
2014	$15.88943	$17.04730	763,749
2015	$17.04730	$16.97357	648,454
2016	$16.97357	$18.50799	577,237
2017	$18.50799	$21.54882	510,478
2018	$21.54882	$19.91530	456,012
AB VPS Growth Portfolio - Class B
2009	$4.14432	$5.40555	753,621
2010	$5.40555	$6.09168	663,782
2011	$6.09168	$6.03818	492,400
2012	$6.03818	$6.73214	421,187
2013	$6.73214	$8.83766	364,148
2014	$8.83766	$9.80037	286,688
2015	$9.80037	$10.46920	214,354
2016	$10.46920	$10.36538	182,574
2017	$10.36538	$13.65067	153,635
2018	$13.65067	$13.90415	141,153
AB VPS Large Cap Growth Portfolio - Class B
2009	$4.08658	$5.50024	937,718
2010	$5.50024	$5.93034	827,739
2011	$5.93034	$5.63132	678,410
2012	$5.63132	$6.41911	549,957
2013	$6.41911	$8.63299	486,341
2014	$8.63299	$9.64766	418,971
2015	$9.64766	$10.49888	372,238
2016	$10.49888	$10.54961	349,704
2017	$10.54961	$13.63719	297,468
2018	$13.63719	$13.69672	267,911
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.87796	343,341
2017	$9.87796	$9.73856	389,797
2018	$9.73856	$9.69269	926,959
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.13592	$12.16091	678,017
2010	$12.16091	$13.45103	569,692
2011	$13.45103	$13.51984	491,589
2012	$13.51984	$14.95062	435,989
2013	$14.95062	$16.72274	385,376
2014	$16.72274	$17.17396	372,494
2015	$17.17396	$15.66979	388,441
2016	$15.66979	$17.54065	328,021
2017	$17.54065	$18.88577	306,883
2018	$18.88577	$17.73978	290,560

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.64644	$10.69893	318,176
2010	$10.69893	$11.67873	306,157
2011	$11.67873	$11.34560	240,326
2012	$11.34560	$12.72353	199,760
2013	$12.72353	$16.02034	170,394
2014	$16.02034	$16.84675	134,534
2015	$16.84675	$15.72148	121,427
2016	$15.72148	$17.91252	118,508
2017	$17.91252	$19.05305	101,137
2018	$19.05305	$17.00620	90,021
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.83451	$13.23043	433,191
2010	$13.23043	$14.07997	420,070
2011	$14.07997	$12.35228	321,615
2012	$12.35228	$14.33618	274,199
2013	$14.33618	$17.30629	245,919
2014	$17.30629	$15.09776	205,231
2015	$15.09776	$13.85865	184,837
2016	$13.85865	$14.58151	171,993
2017	$14.58151	$16.70463	152,729
2018	$16.70463	$13.86464	138,837
Invesco V.I. American Franchise Fund - Series I
2009	$2.91863	$4.75815	609,678
2010	$4.75815	$5.59800	505,870
2011	$5.59800	$5.15613	408,958
2012	$5.15613	$5.75636	949,896
2013	$5.75636	$7.91898	808,270
2014	$7.91898	$8.42991	670,274
2015	$8.42991	$8.68971	586,986
2016	$8.68971	$8.72433	528,777
2017	$8.72433	$10.90671	484,766
2018	$10.90671	$10.31764	399,330
Invesco V.I. American Franchise Fund - Series II
2009	$4.25155	$6.91333	1,068,985
2010	$6.91333	$8.11456	935,838
2011	$8.11456	$7.45704	715,437
2012	$7.45704	$8.30073	613,976
2013	$8.30073	$11.39144	540,986
2014	$11.39144	$12.09610	436,232
2015	$12.09610	$12.43840	368,690
2016	$12.43840	$12.45731	325,054
2017	$12.45731	$15.53502	293,488
2018	$15.53502	$14.65540	242,403
Invesco V.I. American Value Fund - Series I
2009	$8.53561	$11.66438	1,349,041
2010	$11.66438	$13.99752	1,158,219
2011	$13.99752	$13.86813	915,106
2012	$13.86813	$15.96934	742,300
2013	$15.96934	$21.04867	605,569
2014	$21.04867	$22.67762	501,691
2015	$22.67762	$20.22992	425,666
2016	$20.22992	$22.93722	384,530
2017	$22.93722	$24.76146	344,725
2018	$24.76146	$21.23076	298,203

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series II
2009	$8.35670	$10.53393	2,275,796
2010	$10.53393	$11.96408	1,993,232
2011	$11.96408	$11.49760	1,565,698
2012	$11.49760	$13.42229	1,299,096
2013	$13.42229	$17.87412	1,083,604
2014	$17.87412	$19.14330	914,559
2015	$19.14330	$17.62822	788,602
2016	$17.62822	$20.24579	722,173
2017	$20.24579	$23.36905	640,426
2018	$23.36905	$20.10141	530,893
Invesco V.I. Core Equity Fund - Series I
2009	$7.84619	$9.88198	500,105
2010	$9.88198	$10.62790	444,294
2011	$10.62790	$10.42689	373,106
2012	$10.42689	$11.65621	318,862
2013	$11.65621	$14.78950	266,592
2014	$14.78950	$15.70110	226,840
2015	$15.70110	$14.52390	200,058
2016	$14.52390	$15.72187	181,615
2017	$15.72187	$17.46803	161,580
2018	$17.46803	$15.53502	146,221
Invesco V.I. Diversified Dividend Fund - Series II
2009	$7.55684	$9.19401	1,540,114
2010	$9.19401	$9.94649	1,165,045
2011	$9.94649	$9.75821	986,820
2012	$9.75821	$11.33852	750,443
2013	$11.33852	$14.55530	666,934
2014	$14.55530	$16.07962	549,196
2015	$16.07962	$16.07154	504,260
2016	$16.07154	$18.07144	445,748
2017	$18.07144	$19.22197	399,664
2018	$19.22197	$17.39339	328,677
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.98009	223,866
2012	$12.98009	$14.32005	186,340
2013	$14.32005	$17.55599	159,294
2014	$17.55599	$18.74514	136,653
2015	$18.74514	$17.92578	119,685
2016	$17.92578	$20.20889	106,495
2017	$20.20889	$21.97818	131,744
2018	$21.97818	$19.47442	121,650
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.32480	484,736
2012	$9.32480	$10.38112	410,321
2013	$10.38112	$12.45857	348,513
2014	$12.45857	$12.28939	300,511
2015	$12.28939	$11.86514	268,431
2016	$11.86514	$12.40583	239,722
2017	$12.40583	$14.93147	212,350
2018	$14.93147	$12.37777	180,834

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$8.37720	223,723
2014	$8.37720	$8.35403	194,336
2015	$8.35403	$7.92447	162,175
2016	$7.92447	$8.62212	154,539
2017	$8.62212	$8.98253	147,878
2018	$8.98253	$8.49943	127,531
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.40295	$12.01937	95,476
2010	$12.01937	$13.46437	89,693
2011	$13.46437	$12.37498	75,085
2012	$12.37498	$13.47840	65,791
2013	$13.47840	$17.04401	61,370
2014	$17.04401	$17.47347	46,358
2015	$17.47347	$16.46214	44,582
2016	$16.46214	$18.33236	41,662
2017	$18.33236	$20.68227	39,569
2018	$20.68227	$17.99664	35,284
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.52088	$11.54514	129,677
2010	$11.54514	$14.42485	117,496
2011	$14.42485	$12.83537	98,423
2012	$12.83537	$14.06446	76,497
2013	$14.06446	$18.86054	71,225
2014	$18.86054	$19.93890	62,592
2015	$19.93890	$19.77730	58,105
2016	$19.77730	$19.52686	51,261
2017	$19.52686	$23.41461	39,314
2018	$23.41461	$21.63283	41,524
Invesco V.I. S&P 500 Index Fund - Series II
2009	$5.80923	$7.18902	2,135,346
2010	$7.18902	$8.08670	1,858,049
2011	$8.08670	$8.06057	1,475,013
2012	$8.06057	$9.14013	1,268,298
2013	$9.14013	$11.80407	1,169,108
2014	$11.80407	$13.08886	971,692
2015	$13.08886	$12.94873	875,990
2016	$12.94873	$14.13557	829,564
2017	$14.13557	$16.79189	737,059
2018	$16.79189	$15.64692	652,491
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$9.64001	$16.07298	518,947
2010	$16.07298	$18.78054	482,142
2011	$18.78054	$15.07799	410,198
2012	$15.07799	$17.75411	361,857
2013	$17.75411	$17.24994	305,641
2014	$17.24994	$16.17345	245,058
2015	$16.17345	$14.17925	209,943
2016	$14.17925	$14.85815	196,688
2017	$14.85815	$19.70161	178,835
2018	$19.70161	$15.96060	168,054

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$16.17226	264,678
2015	$16.17226	$13.67129	226,732
2016	$13.67129	$15.43023	205,837
2017	$15.43023	$17.04843	188,088
2018	$17.04843	$15.41395	165,006
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$6.89467	$8.96999	584,996
2010	$8.96999	$9.30616	442,854
2011	$9.30616	$8.79981	342,339
2012	$8.79981	$9.83407	306,627
2013	$9.83407	$11.19331	257,045
2014	$11.19331	$11.22488	211,752
2015	$11.22488	$10.31437	186,184
2016	$10.31437	$10.69051	180,528
2017	$10.69051	$12.18575	168,668
2018	$12.18575	$11.18316	153,393
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$13.00124	650,239
2014	$13.00124	$13.01767	547,021
2015	$13.01767	$11.94457	493,293
2016	$11.94457	$12.37042	445,453
2017	$12.37042	$14.08320	392,782
2018	$14.08320	$12.90455	329,986
Morgan Stanley VIF Growth Portfolio, Class I
2009	$4.40914	$7.16582	566,804
2010	$7.16582	$8.64281	489,052
2011	$8.64281	$8.24727	421,600
2012	$8.24727	$9.25966	366,149
2013	$9.25966	$13.45989	322,828
2014	$13.45989	$14.05362	295,305
2015	$14.05362	$15.48457	268,882
2016	$15.48457	$14.95281	237,982
2017	$14.95281	$21.01355	206,366
2018	$21.01355	$22.18118	150,853
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.44929	$14.62474	394,341
2010	$14.62474	$18.99648	339,626
2011	$18.99648	$17.32084	275,836
2012	$17.32084	$18.48019	229,981
2013	$18.48019	$24.94239	182,265
2014	$24.94239	$24.96695	160,862
2015	$24.96695	$23.06384	130,682
2016	$23.06384	$20.65391	121,964
2017	$20.65391	$28.13642	103,623
2018	$28.13642	$30.55871	91,967

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$16.82489	$21.19925	304,316
2010	$21.19925	$27.04660	269,441
2011	$27.04660	$28.12372	215,134
2012	$28.12372	$31.97891	188,405
2013	$31.97891	$32.03742	172,449
2014	$32.03742	$40.79831	137,934
2015	$40.79831	$40.91986	111,587
2016	$40.91986	$42.90914	101,354
2017	$42.90914	$43.43473	92,361
2018	$43.43473	$39.34454	82,489
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$12.60480	$15.13259	1,214,838
2010	$15.13259	$16.19390	877,020
2011	$16.19390	$16.64702	742,403
2012	$16.64702	$18.60007	689,988
2013	$18.60007	$18.40735	619,532
2014	$18.40735	$19.40685	502,930
2015	$19.40685	$18.62736	418,562
2016	$18.62736	$19.50939	388,749
2017	$19.50939	$20.38991	360,723
2018	$20.38991	$19.15153	317,465
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$4.86737	$8.16363	1,797,094
2010	$8.16363	$10.21226	1,549,507
2011	$10.21226	$9.32713	1,205,653
2012	$9.32713	$10.26303	1,028,170
2013	$10.26303	$15.15003	1,144,292
2014	$15.15003	$15.68192	915,581
2015	$15.68192	$16.67798	796,938
2016	$16.67798	$15.77611	733,991
2017	$15.77611	$23.07784	652,236
2018	$23.07784	$25.59594	554,331
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.16247	254,529
2018	$11.16247	$10.02662	220,660
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05176	316,660
2017	$10.05176	$12.91767	254,063
2018	$12.91767	$12.98132	228,379
Putnam VT International Equity Fund - Class IB
2009	$6.58613	$8.05804	1,389,789
2010	$8.05804	$8.70355	1,205,680
2011	$8.70355	$7.09730	1,003,587
2012	$7.09730	$8.49380	816,928
2013	$8.49380	$10.67877	672,689
2014	$10.67877	$9.77247	541,609
2015	$9.77247	$9.60676	464,226
2016	$9.60676	$9.19976	433,789
2017	$9.19976	$11.43229	391,682
2018	$11.43229	$9.07663	363,987

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$8.17995	$10.56203	710,135
2010	$10.56203	$13.06275	614,251
2011	$13.06275	$12.21762	490,766
2012	$12.21762	$14.09048	367,782
2013	$14.09048	$19.31101	298,845
2014	$19.31101	$19.60798	245,436
2015	$19.60798	$18.43255	204,255
2016	$18.43255	$23.07080	178,826
2017	$23.07080	$24.43194	164,768
2018	$24.43194	$19.20245	148,395
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE INCOME
BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.80

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$7.23669	$8.54535	0
2010	$8.54535	$9.45775	0
2011	$9.45775	$9.84345	0
2012	$9.84345	$11.32319	0
2013	$11.32319	$14.95349	0
2014	$14.95349	$16.03515	0
2015	$16.03515	$15.95782	0
2016	$15.95782	$17.39174	0
2017	$17.39174	$20.23910	0
2018	$20.23910	$18.69546	0
AB VPS Growth Portfolio - Class B
2009	$6.29693	$8.20916	0
2010	$8.20916	$9.24652	0
2011	$9.24652	$9.16072	0
2012	$9.16072	$10.20842	0
2013	$10.20842	$13.39448	0
2014	$13.39448	$14.84614	0
2015	$14.84614	$15.85139	0
2016	$15.85139	$15.68637	0
2017	$15.68637	$20.64786	0
2018	$20.64786	$21.02071	0
AB VPS Large Cap Growth Portfolio - Class B
2009	$5.87337	$7.90120	0
2010	$7.90120	$8.51478	0
2011	$8.51478	$8.08140	0
2012	$8.08140	$9.20733	0
2013	$9.20733	$12.37665	0
2014	$12.37665	$13.82441	0
2015	$13.82441	$15.03663	0
2016	$15.03663	$15.10176	0
2017	$15.10176	$19.51190	0
2018	$19.51190	$19.58722	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.87465	0
2017	$9.87465	$9.73046	0
2018	$9.73046	$9.67974	0
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.11404	$12.12573	0
2010	$12.12573	$13.40541	0
2011	$13.40541	$13.46727	0
2012	$13.46727	$14.88502	0
2013	$14.88502	$16.64103	0
2014	$16.64103	$17.08149	0
2015	$17.08149	$15.57764	0
2016	$15.57764	$17.42880	0
2017	$17.42880	$18.75598	0
2018	$18.75598	$17.60902	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.62566	$10.66788	0
2010	$10.66788	$11.63901	0
2011	$11.63901	$11.30137	0
2012	$11.30137	$12.66758	0
2013	$12.66758	$15.94192	0
2014	$15.94192	$16.75590	0
2015	$16.75590	$15.62888	0
2016	$15.62888	$17.79815	0
2017	$17.79815	$18.92196	0
2018	$18.92196	$16.88069	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.81071	$13.19182	0
2010	$13.19182	$14.03186	0
2011	$14.03186	$12.30393	0
2012	$12.30393	$14.27289	0
2013	$14.27289	$17.22128	0
2014	$17.22128	$15.01608	0
2015	$15.01608	$13.77677	0
2016	$13.77677	$14.48812	0
2017	$14.48812	$16.58939	0
2018	$16.58939	$13.76206	0
Invesco V.I. American Franchise Fund - Series I
2009	$4.67799	$7.62259	0
2010	$7.62259	$8.96357	0
2011	$8.96357	$8.25193	0
2012	$8.25193	$9.20792	0
2013	$9.20792	$12.66096	0
2014	$12.66096	$13.47109	0
2015	$13.47109	$13.87931	0
2016	$13.87931	$13.92764	0
2017	$13.92764	$17.40296	0
2018	$17.40296	$16.45472	0
Invesco V.I. American Franchise Fund - Series II
2009	$4.58979	$7.45960	0
2010	$7.45960	$8.75138	0
2011	$8.75138	$8.03825	0
2012	$8.03825	$8.94320	0
2013	$8.94320	$12.26699	0
2014	$12.26699	$13.01930	0
2015	$13.01930	$13.38105	0
2016	$13.38105	$13.39470	0
2017	$13.39470	$16.69569	0
2018	$16.69569	$15.74243	0
Invesco V.I. American Value Fund - Series I
2009	$8.63111	$11.78901	0
2010	$11.78901	$14.14001	0
2011	$14.14001	$14.00232	0
2012	$14.00232	$16.11578	0
2013	$16.11578	$21.23107	0
2014	$21.23107	$22.86270	0
2015	$22.86270	$20.38483	0
2016	$20.38483	$23.10133	0
2017	$23.10133	$24.92621	0
2018	$24.92621	$21.36126	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series II
2009	$8.32886	$10.49359	2,693
2010	$10.49359	$11.91230	2,330
2011	$11.91230	$11.44214	2,328
2012	$11.44214	$13.35086	1,993
2013	$13.35086	$17.77010	1,428
2014	$17.77010	$19.02238	1,171
2015	$19.02238	$17.50810	908
2016	$17.50810	$20.09779	908
2017	$20.09779	$23.18666	0
2018	$23.18666	$19.93449	0
Invesco V.I. Core Equity Fund - Series I
2009	$7.83569	$9.86381	0
2010	$9.86381	$10.60307	0
2011	$10.60307	$10.39734	0
2012	$10.39734	$11.61735	0
2013	$11.61735	$14.73284	0
2014	$14.73284	$15.63312	0
2015	$15.63312	$14.45377	0
2016	$14.45377	$15.63817	0
2017	$15.63817	$17.36637	0
2018	$17.36637	$15.43684	0
Invesco V.I. Diversified Dividend Fund - Series II
2009	$7.07912	$8.60847	0
2010	$8.60847	$9.30838	0
2011	$9.30838	$9.12762	0
2012	$9.12762	$10.60049	0
2013	$10.60049	$13.60107	0
2014	$13.60107	$15.01795	0
2015	$15.01795	$15.00290	0
2016	$15.00290	$16.86140	0
2017	$16.86140	$17.92595	0
2018	$17.92595	$16.21251	0
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.38593	0
2012	$12.38593	$13.65769	0
2013	$13.65769	$16.73560	0
2014	$16.73560	$17.86023	0
2015	$17.86023	$17.07100	0
2016	$17.07100	$19.23566	0
2017	$19.23566	$20.90932	0
2018	$20.90932	$18.51800	0
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.86739	0
2012	$9.86739	$10.97966	0
2013	$10.97966	$13.17031	0
2014	$13.17031	$12.98494	0
2015	$12.98494	$12.53042	0
2016	$12.53042	$13.09489	0
2017	$13.09489	$15.75294	0
2018	$15.75294	$13.05218	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.28750	0
2014	$14.28750	$14.24084	0
2015	$14.24084	$13.50184	0
2016	$13.50184	$14.68319	0
2017	$14.68319	$15.28932	0
2018	$15.28932	$14.45975	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.38004	$11.98410	0
2010	$11.98410	$13.41817	0
2011	$13.41817	$12.32637	0
2012	$12.32637	$13.41870	0
2013	$13.41870	$16.96004	0
2014	$16.96004	$17.37869	0
2015	$17.37869	$16.36466	0
2016	$16.36466	$18.21470	0
2017	$18.21470	$20.53928	0
2018	$20.53928	$17.86323	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.50168	$11.50990	0
2010	$11.50990	$14.37363	0
2011	$14.37363	$12.78341	0
2012	$12.78341	$14.00049	0
2013	$14.00049	$18.76537	0
2014	$18.76537	$19.82836	0
2015	$19.82836	$19.65781	0
2016	$19.65781	$19.39921	0
2017	$19.39921	$23.24996	0
2018	$23.24996	$21.46990	0
Invesco V.I. S&P 500 Index Fund - Series II
2009	$7.12034	$8.80713	0
2010	$8.80713	$9.90191	0
2011	$9.90191	$9.86499	0
2012	$9.86499	$11.18063	0
2013	$11.18063	$14.43205	0
2014	$14.43205	$15.99489	0
2015	$15.99489	$15.81575	0
2016	$15.81575	$17.25676	0
2017	$17.25676	$20.48940	0
2018	$20.48940	$19.08270	0
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$16.02663	$26.70818	0
2010	$26.70818	$31.19171	0
2011	$31.19171	$25.02981	0
2012	$25.02981	$29.45745	0
2013	$29.45745	$28.60664	0
2014	$28.60664	$26.80801	0
2015	$26.80801	$23.49081	0
2016	$23.49081	$24.60328	0
2017	$24.60328	$32.60722	0
2018	$32.60722	$26.40235	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$18.16379	0
2015	$18.16379	$15.34717	0
2016	$15.34717	$17.31309	0
2017	$17.31309	$19.11921	0
2018	$19.11921	$17.27750	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$8.72640	$11.34741	1,033
2010	$11.34741	$11.76682	1,033
2011	$11.76682	$11.12103	1,033
2012	$11.12103	$12.42187	1,033
2013	$12.42187	$14.13172	1,033
2014	$14.13172	$14.16450	1,033
2015	$14.16450	$13.00905	1,033
2016	$13.00905	$13.47674	1,033
2017	$13.47674	$15.35404	0
2018	$15.35404	$14.08369	0
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$14.13692	1,101
2014	$14.13692	$14.14771	1,101
2015	$14.14771	$12.97497	1,101
2016	$12.97497	$13.43086	1,101
2017	$13.43086	$15.28283	0
2018	$15.28283	$13.99672	0
Morgan Stanley VIF Growth Portfolio, Class I
2009	$6.10274	$9.91332	0
2010	$9.91332	$11.95066	0
2011	$11.95066	$11.39803	0
2012	$11.39803	$12.79077	0
2013	$12.79077	$18.58345	0
2014	$18.58345	$19.39349	0
2015	$19.39349	$21.35748	0
2016	$21.35748	$20.61374	0
2017	$20.61374	$28.95457	0
2018	$28.95457	$30.54809	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.41784	$14.56876	0
2010	$14.56876	$18.91432	0
2011	$18.91432	$17.23731	0
2012	$17.23731	$18.38186	0
2013	$18.38186	$24.79728	0
2014	$24.79728	$24.80929	0
2015	$24.80929	$22.90672	0
2016	$22.90672	$20.50299	0
2017	$20.50299	$27.91691	0
2018	$27.91691	$30.30507	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$13.88380	$17.48473	349
2010	$17.48473	$22.29638	349
2011	$22.29638	$23.17277	349
2012	$23.17277	$26.33608	349
2013	$26.33608	$26.37107	349
2014	$26.37107	$33.56568	349
2015	$33.56568	$33.64884	349
2016	$33.64884	$35.26705	349
2017	$35.26705	$35.68124	0
2018	$35.68124	$32.30493	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$11.36353	$13.63556	0
2010	$13.63556	$14.58459	0
2011	$14.58459	$14.98519	0
2012	$14.98519	$16.73488	0
2013	$16.73488	$16.55320	0
2014	$16.55320	$17.44330	0
2015	$17.44330	$16.73432	0
2016	$16.73432	$17.51798	0
2017	$17.51798	$18.29950	0
2018	$18.29950	$17.17944	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$6.56433	$11.00430	0
2010	$11.00430	$13.75892	0
2011	$13.75892	$12.56011	0
2012	$12.56011	$13.81348	0
2013	$13.81348	$20.38093	0
2014	$20.38093	$21.08592	0
2015	$21.08592	$22.41400	0
2016	$22.41400	$21.19138	0
2017	$21.19138	$30.98407	0
2018	$30.98407	$34.34755	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.15890	0
2018	$11.15890	$10.01836	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05118	0
2017	$10.05118	$12.91050	0
2018	$12.91050	$12.96759	0
Putnam VT International Equity Fund - Class IB
2009	$8.58570	$10.49924	0
2010	$10.49924	$11.33465	0
2011	$11.33465	$9.23821	0
2012	$9.23821	$11.05044	0
2013	$11.05044	$13.88616	0
2014	$13.88616	$12.70130	0
2015	$12.70130	$12.47969	0
2016	$12.47969	$11.94500	0
2017	$11.94500	$14.83634	0
2018	$14.83634	$11.77332	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$8.15271	$10.52159	0
2010	$10.52159	$13.00624	0
2011	$13.00624	$12.15869	0
2012	$12.15869	$14.01549	0
2013	$14.01549	$19.19863	0
2014	$19.19863	$19.48414	0
2015	$19.48414	$18.30696	0
2016	$18.30696	$22.90218	0
2017	$22.90218	$24.24127	0
2018	$24.24127	$19.04301	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE DEATH
BENEFIT COMBINATION OPTION
Mortality & Expense = 1.84

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$7.21491	$8.51621	43,368
2010	$8.51621	$9.42174	41,665
2011	$9.42174	$9.80206	41,184
2012	$9.80206	$11.27108	39,106
2013	$11.27108	$14.87872	36,036
2014	$14.87872	$15.94857	33,097
2015	$15.94857	$15.86531	31,305
2016	$15.86531	$17.28402	22,916
2017	$17.28402	$20.10574	22,767
2018	$20.10574	$18.56479	20,380
AB VPS Growth Portfolio - Class B
2009	$6.27796	$8.18117	2,333
2010	$8.18117	$9.21130	2,292
2011	$9.21130	$9.12220	2,272
2012	$9.12220	$10.16142	2,255
2013	$10.16142	$13.32749	2,236
2014	$13.32749	$14.76598	2,219
2015	$14.76598	$15.75950	2,182
2016	$15.75950	$15.58923	2,123
2017	$15.58923	$20.51180	1,692
2018	$20.51180	$20.87379	1,660
AB VPS Large Cap Growth Portfolio - Class B
2009	$5.85568	$7.87424	19,267
2010	$7.87424	$8.48234	17,889
2011	$8.48234	$8.04740	17,709
2012	$8.04740	$9.16491	17,302
2013	$9.16491	$12.31471	16,220
2014	$12.31471	$13.74971	13,896
2015	$13.74971	$14.94941	13,833
2016	$14.94941	$15.00818	13,796
2017	$15.00818	$19.38329	13,795
2018	$19.38329	$19.45028	13,795
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.87201	12,182
2017	$9.87201	$9.72398	12,168
2018	$9.72398	$9.66941	8,058
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.09702	$12.09825	17,811
2010	$12.09825	$13.36968	8,261
2011	$13.36968	$13.42601	15,263
2012	$13.42601	$14.83347	14,529
2013	$14.83347	$16.57677	6,615
2014	$16.57677	$17.00873	6,144
2015	$17.00873	$15.50507	5,495
2016	$15.50507	$17.34070	4,687
2017	$17.34070	$18.65374	3,334
2018	$18.65374	$17.50599	2,541

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.60950	$10.64364	19,205
2010	$10.64364	$11.60793	831
2011	$11.60793	$11.26669	780
2012	$11.26669	$12.62364	731
2013	$12.62364	$15.88028	686
2014	$15.88028	$16.68444	639
2015	$16.68444	$15.55600	588
2016	$15.55600	$17.70809	541
2017	$17.70809	$18.81871	0
2018	$18.81871	$16.78181	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.79230	$13.16180	623
2010	$13.16180	$13.99434	4,160
2011	$13.99434	$12.26614	3,204
2012	$12.26614	$14.22335	2,897
2013	$14.22335	$17.15465	2,897
2014	$17.15465	$14.95199	2,897
2015	$14.95199	$13.71248	2,271
2016	$13.71248	$14.41477	2,271
2017	$14.41477	$16.49882	2,271
2018	$16.49882	$13.68143	2,271
Invesco V.I. American Franchise Fund - Series I
2009	$4.66390	$7.59658	0
2010	$7.59658	$8.92942	0
2011	$8.92942	$8.21721	0
2012	$8.21721	$9.16551	8,242
2013	$9.16551	$12.59760	8,124
2014	$12.59760	$13.39831	8,018
2015	$13.39831	$13.79880	7,836
2016	$13.79880	$13.84134	6,176
2017	$13.84134	$17.28824	5,944
2018	$17.28824	$16.33968	5,767
Invesco V.I. American Franchise Fund - Series II
2009	$4.57596	$7.43416	16,293
2010	$7.43416	$8.71804	15,084
2011	$8.71804	$8.00442	14,397
2012	$8.00442	$8.90201	12,803
2013	$8.90201	$12.20561	11,774
2014	$12.20561	$12.94897	10,887
2015	$12.94897	$13.30344	9,069
2016	$13.30344	$13.31172	7,092
2017	$13.31172	$16.58564	6,926
2018	$16.58564	$15.63236	6,880
Invesco V.I. American Value Fund - Series I
2009	$8.60513	$11.74882	28,721
2010	$11.74882	$14.08616	25,773
2011	$14.08616	$13.94343	24,830
2012	$13.94343	$16.04156	23,642
2013	$16.04156	$21.12484	21,931
2014	$21.12484	$22.73920	22,027
2015	$22.73920	$20.26660	21,267
2016	$20.26660	$22.95818	12,417
2017	$22.95818	$24.76187	11,814
2018	$24.76187	$21.21189	10,707

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series II
2009	$8.30667	$10.46146	34,881
2010	$10.46146	$11.87110	32,521
2011	$11.87110	$11.39800	28,669
2012	$11.39800	$13.29402	27,354
2013	$13.29402	$17.68738	26,802
2014	$17.68738	$18.92625	25,207
2015	$18.92625	$17.41266	24,130
2016	$17.41266	$19.98028	16,527
2017	$19.98028	$23.04189	15,329
2018	$23.04189	$19.80205	14,154
Invesco V.I. Core Equity Fund - Series I
2009	$7.82729	$9.84929	7,993
2010	$9.84929	$10.58324	7,990
2011	$10.58324	$10.37374	7,988
2012	$10.37374	$11.58633	6,937
2013	$11.58633	$14.68763	6,899
2014	$14.68763	$15.57892	3,839
2015	$15.57892	$14.39790	2,605
2016	$14.39790	$15.57150	2,569
2017	$15.57150	$17.28544	2,391
2018	$17.28544	$15.35871	1,688
Invesco V.I. Diversified Dividend Fund - Series II
2009	$7.05782	$8.57916	20,274
2010	$8.57916	$9.27297	20,062
2011	$9.27297	$9.08927	19,933
2012	$9.08927	$10.55173	19,446
2013	$10.55173	$13.53311	16,657
2014	$13.53311	$14.93693	13,418
2015	$14.93693	$14.91599	12,733
2016	$14.91599	$16.75706	12,235
2017	$16.75706	$17.80792	11,913
2018	$17.80792	$16.09928	10,815
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.33387	9,001
2012	$12.33387	$13.59484	8,999
2013	$13.59484	$16.65192	8,997
2014	$16.65192	$17.76383	8,995
2015	$17.76383	$16.97206	8,762
2016	$16.97206	$19.11655	8,760
2017	$19.11655	$20.77157	8,602
2018	$20.77157	$18.38861	8,601
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.82587	12,462
2012	$9.82587	$10.92908	11,702
2013	$10.92908	$13.10440	11,693
2014	$13.10440	$12.91481	11,689
2015	$12.91481	$12.45775	10,719
2016	$12.45775	$13.01376	4,559
2017	$13.01376	$15.64912	4,108
2018	$15.64912	$12.96093	4,088

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.21605	5,933
2014	$14.21605	$14.16397	5,933
2015	$14.16397	$13.42359	5,619
2016	$13.42359	$14.59228	5,327
2017	$14.59228	$15.18861	5,247
2018	$15.18861	$14.35873	2,249
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.36242	$11.95680	0
2010	$11.95680	$13.38225	0
2011	$13.38225	$12.28844	0
2012	$12.28844	$13.37205	0
2013	$13.37205	$16.89434	0
2014	$16.89434	$17.30444	0
2015	$17.30444	$16.28822	0
2016	$16.28822	$18.12240	0
2017	$18.12240	$20.42705	0
2018	$20.42705	$17.75846	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.48759	$11.48370	0
2010	$11.48370	$14.33517	0
2011	$14.33517	$12.74412	0
2012	$12.74412	$13.95188	0
2013	$13.95188	$18.69273	0
2014	$18.69273	$19.74370	0
2015	$19.74370	$19.56605	0
2016	$19.56605	$19.30096	0
2017	$19.30096	$23.12299	0
2018	$23.12299	$21.34405	0
Invesco V.I. S&P 500 Index Fund - Series II
2009	$7.09892	$8.77714	11,395
2010	$8.77714	$9.86425	10,918
2011	$9.86425	$9.82353	6,880
2012	$9.82353	$11.12918	5,709
2013	$11.12918	$14.35990	5,607
2014	$14.35990	$15.90857	3,831
2015	$15.90857	$15.72410	2,568
2016	$15.72410	$17.14992	2,481
2017	$17.14992	$20.35443	2,481
2018	$20.35443	$18.94938	1,747
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$15.97838	$26.61711	208
2010	$26.61711	$31.07294	816
2011	$31.07294	$24.92454	746
2012	$24.92454	$29.32181	682
2013	$29.32181	$28.46351	674
2014	$28.46351	$26.66322	666
2015	$26.66322	$23.35456	545
2016	$23.35456	$24.45083	537
2017	$24.45083	$32.39227	1,503
2018	$32.39227	$26.21774	1,494

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$18.06572	2,498
2015	$18.06572	$15.25819	2,105
2016	$15.25819	$17.20586	2,047
2017	$17.20586	$18.99323	1,192
2018	$18.99323	$17.15675	1,192
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$8.70013	$11.30872	6,931
2010	$11.30872	$11.72201	6,924
2011	$11.72201	$11.07426	6,897
2012	$11.07426	$12.36466	6,541
2013	$12.36466	$14.06101	6,468
2014	$14.06101	$14.08798	6,205
2015	$14.08798	$12.93359	6,019
2016	$12.93359	$13.39322	5,712
2017	$13.39322	$15.25280	5,628
2018	$15.25280	$13.98520	5,421
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$14.06621	7,906
2014	$14.06621	$14.07131	6,082
2015	$14.07131	$12.89973	6,082
2016	$12.89973	$13.34765	6,082
2017	$13.34765	$15.18210	5,924
2018	$15.18210	$13.89888	1,482
Morgan Stanley VIF Growth Portfolio, Class I
2009	$6.08434	$9.87949	3,062
2010	$9.87949	$11.90513	1,992
2011	$11.90513	$11.35007	1,821
2012	$11.35007	$12.73185	1,662
2013	$12.73185	$18.49045	1,650
2014	$18.49045	$19.28872	1,463
2015	$19.28872	$21.23359	1,077
2016	$21.23359	$20.48601	1,077
2017	$20.48601	$28.76368	0
2018	$28.76368	$30.33448	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.39274	$14.52413	3,179
2010	$14.52413	$18.84884	3,088
2011	$18.84884	$17.17078	485
2012	$17.17078	$18.30357	482
2013	$18.30357	$24.68180	476
2014	$24.68180	$24.68387	299
2015	$24.68387	$22.78181	286
2016	$22.78181	$20.38304	223
2017	$20.38304	$27.74254	101
2018	$27.74254	$30.10364	92

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$13.84200	$17.42512	9,277
2010	$17.42512	$22.21149	3,982
2011	$22.21149	$23.07534	3,662
2012	$23.07534	$26.21484	3,387
2013	$26.21484	$26.23918	3,240
2014	$26.23918	$33.38446	2,046
2015	$33.38446	$33.45379	1,844
2016	$33.45379	$35.04867	1,598
2017	$35.04867	$35.44616	1,487
2018	$35.44616	$32.07918	1,089
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$11.32934	$13.58911	21,770
2010	$13.58911	$14.52908	18,449
2011	$14.52908	$14.92221	17,650
2012	$14.92221	$16.65787	16,509
2013	$16.65787	$16.47043	15,796
2014	$16.47043	$17.34915	12,402
2015	$17.34915	$16.63733	11,263
2016	$16.63733	$17.40950	9,808
2017	$17.40950	$18.17892	9,171
2018	$18.17892	$17.05937	8,683
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$6.54455	$10.96675	12,876
2010	$10.96675	$13.70650	14,160
2011	$13.70650	$12.50726	11,477
2012	$12.50726	$13.74985	11,077
2013	$13.74985	$20.27894	11,426
2014	$20.27894	$20.97201	6,717
2015	$20.97201	$22.28400	8,453
2016	$22.28400	$21.06009	8,428
2017	$21.06009	$30.77986	6,507
2018	$30.77986	$34.10745	6,483
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.15607	9,864
2018	$11.15607	$10.01178	9,863
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05072	1,047
2017	$10.05072	$12.90476	803
2018	$12.90476	$12.95661	783
Putnam VT International Equity Fund - Class IB
2009	$8.55987	$10.46346	9,781
2010	$10.46346	$11.29151	8,785
2011	$11.29151	$9.19936	8,149
2012	$9.19936	$10.99956	8,139
2013	$10.99956	$13.81669	8,130
2014	$13.81669	$12.63271	6,050
2015	$12.63271	$12.40733	5,983
2016	$12.40733	$11.87100	5,409
2017	$11.87100	$14.73855	5,402
2018	$14.73855	$11.69102	4,300

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$8.13098	$10.48935	19,607
2010	$10.48935	$12.96119	18,942
2011	$12.96119	$12.11174	17,999
2012	$12.11174	$13.95578	17,320
2013	$13.95578	$19.10921	16,925
2014	$19.10921	$19.38563	16,392
2015	$19.38563	$18.20713	15,813
2016	$18.20713	$22.76821	15,200
2017	$22.76821	$24.08987	14,943
2018	$24.08987	$18.91644	14,041
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.84% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE INCOME
AND DEATH BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.90

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$7.18234	$8.47269	219,511
2010	$8.47269	$9.36798	180,695
2011	$9.36798	$9.74029	148,015
2012	$9.74029	$11.19331	137,670
2013	$11.19331	$14.76720	96,182
2014	$14.76720	$15.81955	90,234
2015	$15.81955	$15.72751	81,995
2016	$15.72751	$17.12366	79,431
2017	$17.12366	$19.90728	74,895
2018	$19.90728	$18.37047	71,708
AB VPS Growth Portfolio - Class B
2009	$6.24963	$8.13936	71,030
2010	$8.13936	$9.15874	56,564
2011	$9.15874	$9.06472	44,738
2012	$9.06472	$10.09131	39,889
2013	$10.09131	$13.22761	34,247
2014	$13.22761	$14.64652	30,810
2015	$14.64652	$15.62262	25,634
2016	$15.62262	$15.44458	25,202
2017	$15.44458	$20.30933	27,900
2018	$20.30933	$20.65528	17,465
AB VPS Large Cap Growth Portfolio - Class B
2009	$5.82925	$7.83401	55,666
2010	$7.83401	$8.43395	50,934
2011	$8.43395	$7.99670	36,816
2012	$7.99670	$9.10171	27,320
2013	$9.10171	$12.22245	24,020
2014	$12.22245	$13.63851	20,890
2015	$13.63851	$14.81961	16,505
2016	$14.81961	$14.86897	16,258
2017	$14.86897	$19.19201	16,571
2018	$19.19201	$19.24671	13,784
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.86805	104,630
2017	$9.86805	$9.71425	75,063
2018	$9.71425	$9.65391	163,800
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.07201	$12.05777	103,677
2010	$12.05777	$13.31695	104,570
2011	$13.31695	$13.36506	79,414
2012	$13.36506	$14.75725	36,736
2013	$14.75725	$16.48171	24,638
2014	$16.48171	$16.90104	22,984
2015	$16.90104	$15.39765	26,136
2016	$15.39765	$17.21027	22,503
2017	$17.21027	$18.50235	19,894
2018	$18.50235	$17.35344	16,473

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.58590	$10.60809	31,791
2010	$10.60809	$11.56222	30,579
2011	$11.56222	$11.21560	31,949
2012	$11.21560	$12.55883	27,783
2013	$12.55883	$15.78929	24,977
2014	$15.78929	$16.57889	22,853
2015	$16.57889	$15.44831	22,884
2016	$15.44831	$17.57498	22,619
2017	$17.57498	$18.66607	18,285
2018	$18.66607	$16.63566	16,231
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.76548	$13.11788	32,594
2010	$13.11788	$13.93928	30,150
2011	$13.93928	$12.21054	26,898
2012	$12.21054	$14.15038	22,617
2013	$14.15038	$17.05641	20,962
2014	$17.05641	$14.85744	18,746
2015	$14.85744	$13.61757	20,377
2016	$13.61757	$14.30643	20,371
2017	$14.30643	$16.36502	18,727
2018	$16.36502	$13.56227	14,966
Invesco V.I. American Franchise Fund - Series I
2009	$4.64285	$7.55776	37,809
2010	$7.55776	$8.87845	17,998
2011	$8.87845	$8.16541	14,319
2012	$8.16541	$9.10226	72,126
2013	$9.10226	$12.50318	65,094
2014	$12.50318	$13.28991	59,362
2015	$13.28991	$13.67895	55,425
2016	$13.67895	$13.71291	55,132
2017	$13.71291	$17.11757	52,306
2018	$17.11757	$16.16861	51,238
Invesco V.I. American Franchise Fund - Series II
2009	$4.55530	$7.39617	130,459
2010	$7.39617	$8.66829	117,452
2011	$8.66829	$7.95399	102,417
2012	$7.95399	$8.84059	94,178
2013	$8.84059	$12.11415	77,356
2014	$12.11415	$12.84422	74,379
2015	$12.84422	$13.18790	69,297
2016	$13.18790	$13.18821	68,312
2017	$13.18821	$16.42193	64,671
2018	$16.42193	$15.46871	63,200
Invesco V.I. American Value Fund - Series I
2009	$8.56625	$11.68872	170,478
2010	$11.68872	$14.00573	151,060
2011	$14.00573	$13.85550	118,362
2012	$13.85550	$15.93082	96,720
2013	$15.93082	$20.96645	82,871
2014	$20.96645	$22.55518	75,704
2015	$22.55518	$20.09052	74,255
2016	$20.09052	$22.74510	73,156
2017	$22.74510	$24.51738	67,938
2018	$24.51738	$20.98977	63,040

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series II
2009	$8.27349	$10.41340	302,271
2010	$10.41340	$11.80948	230,510
2011	$11.80948	$11.33204	192,669
2012	$11.33204	$13.20914	146,607
2013	$13.20914	$17.56393	118,946
2014	$17.56393	$18.78288	108,319
2015	$18.78288	$17.27039	94,410
2016	$17.27039	$19.80517	93,277
2017	$19.80517	$22.82630	85,541
2018	$22.82630	$19.60492	79,838
Invesco V.I. Core Equity Fund - Series I
2009	$7.81471	$9.82756	49,461
2010	$9.82756	$10.55356	41,197
2011	$10.55356	$10.33846	33,540
2012	$10.33846	$11.53999	30,623
2013	$11.53999	$14.62012	31,750
2014	$14.62012	$15.49800	27,423
2015	$15.49800	$14.31452	22,338
2016	$14.31452	$15.47206	21,129
2017	$15.47206	$17.16480	17,267
2018	$17.16480	$15.24231	15,641
Invesco V.I. Diversified Dividend Fund - Series II
2009	$7.02596	$8.53529	176,627
2010	$8.53529	$9.22003	124,662
2011	$9.22003	$9.03198	113,113
2012	$9.03198	$10.47891	88,412
2013	$10.47891	$13.43166	79,021
2014	$13.43166	$14.81607	76,344
2015	$14.81607	$14.78642	68,541
2016	$14.78642	$16.60157	66,870
2017	$16.60157	$17.63213	63,028
2018	$17.63213	$15.93074	60,685
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.25614	23,954
2012	$12.25614	$13.50105	18,992
2013	$13.50105	$16.52712	13,619
2014	$16.52712	$17.62011	12,726
2015	$17.62011	$16.82465	11,955
2016	$16.82465	$18.93917	11,329
2017	$18.93917	$20.56651	12,086
2018	$20.56651	$18.19608	10,841
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.76396	70,732
2012	$9.76396	$10.85369	65,145
2013	$10.85369	$13.00620	55,889
2014	$13.00620	$12.81033	53,367
2015	$12.81033	$12.34956	47,153
2016	$12.34956	$12.89302	46,791
2017	$12.89302	$15.49465	43,454
2018	$15.49465	$12.82525	41,586

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.10958	31,162
2014	$14.10958	$14.04945	31,254
2015	$14.04945	$13.30706	11,256
2016	$13.30706	$14.45694	10,998
2017	$14.45694	$15.03874	8,601
2018	$15.03874	$14.20848	8,448
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.33684	$11.91697	7,917
2010	$11.91697	$13.32966	9,309
2011	$13.32966	$12.23283	9,654
2012	$12.23283	$13.30353	8,925
2013	$13.30353	$16.79769	7,426
2014	$16.79769	$17.19512	6,961
2015	$17.19512	$16.17560	6,742
2016	$16.17560	$17.98633	6,036
2017	$17.98633	$20.26157	3,481
2018	$20.26157	$17.60397	3,506
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.46724	$11.44563	28,853
2010	$11.44563	$14.27909	24,837
2011	$14.27909	$12.68666	23,695
2012	$12.68666	$13.88062	12,002
2013	$13.88062	$18.58611	10,613
2014	$18.58611	$19.61931	10,150
2015	$19.61931	$19.43112	11,237
2016	$19.43112	$19.15638	11,356
2017	$19.15638	$22.93605	10,839
2018	$22.93605	$21.15871	10,597
Invesco V.I. S&P 500 Index Fund - Series II
2009	$7.06688	$8.73227	227,961
2010	$8.73227	$9.80794	191,650
2011	$9.80794	$9.76161	125,335
2012	$9.76161	$11.05238	113,843
2013	$11.05238	$14.25226	107,380
2014	$14.25226	$15.77984	93,033
2015	$15.77984	$15.58751	80,890
2016	$15.58751	$16.99078	80,436
2017	$16.99078	$20.15351	84,476
2018	$20.15351	$18.75100	77,640
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$15.90625	$26.48108	34,789
2010	$26.48108	$30.89564	37,939
2011	$30.89564	$24.76746	28,176
2012	$24.76746	$29.11950	21,919
2013	$29.11950	$28.25015	15,917
2014	$28.25015	$26.44747	14,794
2015	$26.44747	$23.15167	13,320
2016	$23.15167	$24.22392	13,320
2017	$24.22392	$32.07248	7,921
2018	$32.07248	$25.94324	7,953

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$17.91958	15,025
2015	$17.91958	$15.12567	14,752
2016	$15.12567	$17.04623	10,517
2017	$17.04623	$18.80576	9,795
2018	$18.80576	$16.97716	9,772
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$8.66087	$11.25093	63,131
2010	$11.25093	$11.65511	40,783
2011	$11.65511	$11.00446	27,278
2012	$11.00446	$12.27935	24,868
2013	$12.27935	$13.95562	22,376
2014	$13.95562	$13.97400	22,280
2015	$13.97400	$12.82124	17,781
2016	$12.82124	$13.26894	17,456
2017	$13.26894	$15.10223	16,644
2018	$15.10223	$13.83878	16,340
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$13.96078	65,558
2014	$13.96078	$13.95746	62,193
2015	$13.95746	$12.78768	52,318
2016	$12.78768	$13.22380	50,686
2017	$13.22380	$15.03223	42,113
2018	$15.03223	$13.75337	37,171
Morgan Stanley VIF Growth Portfolio, Class I
2009	$6.05690	$9.82904	36,081
2010	$9.82904	$11.83723	26,719
2011	$11.83723	$11.27858	21,003
2012	$11.27858	$12.64405	18,366
2013	$12.64405	$18.35194	18,654
2014	$18.35194	$19.13274	18,300
2015	$19.13274	$21.04927	17,472
2016	$21.04927	$20.29601	17,206
2017	$20.29601	$28.47990	18,703
2018	$28.47990	$30.01708	15,724
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.35521	$14.45743	74,416
2010	$14.45743	$18.75104	66,842
2011	$18.75104	$17.07146	41,625
2012	$17.07146	$18.18676	33,076
2013	$18.18676	$24.50959	26,331
2014	$24.50959	$24.49695	22,815
2015	$24.49695	$22.59572	21,779
2016	$22.59572	$20.20445	21,423
2017	$20.20445	$27.48302	19,998
2018	$27.48302	$29.80405	23,010

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$13.77952	$17.33604	59,700
2010	$17.33604	$22.08470	40,102
2011	$22.08470	$22.92987	33,271
2012	$22.92987	$26.03393	29,460
2013	$26.03393	$26.04246	27,723
2014	$26.04246	$33.11432	25,635
2015	$33.11432	$33.16318	22,899
2016	$33.16318	$34.72344	22,632
2017	$34.72344	$35.09624	20,268
2018	$35.09624	$31.74332	21,088
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$11.27820	$13.51966	107,824
2010	$13.51966	$14.44616	96,203
2011	$14.44616	$14.82817	72,854
2012	$14.82817	$16.54294	67,114
2013	$16.54294	$16.34699	55,960
2014	$16.34699	$17.20879	53,960
2015	$17.20879	$16.49283	47,010
2016	$16.49283	$17.24797	44,500
2017	$17.24797	$17.99948	45,441
2018	$17.99948	$16.88080	43,017
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$6.51501	$10.91071	185,316
2010	$10.91071	$13.62828	164,878
2011	$13.62828	$12.42844	136,188
2012	$12.42844	$13.65498	108,201
2013	$13.65498	$20.12696	103,847
2014	$20.12696	$20.80234	92,061
2015	$20.80234	$22.09046	84,695
2016	$22.09046	$20.86468	67,294
2017	$20.86468	$30.47604	62,115
2018	$30.47604	$33.75039	64,400
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.15179	10,778
2018	$11.15179	$10.00190	11,957
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05003	32,555
2017	$10.05003	$12.89617	32,020
2018	$12.89617	$12.94016	31,786
Putnam VT International Equity Fund - Class IB
2009	$8.52121	$10.40994	111,869
2010	$10.40994	$11.22703	91,156
2011	$11.22703	$9.14134	80,188
2012	$9.14134	$10.92360	66,467
2013	$10.92360	$13.71306	50,595
2014	$13.71306	$12.53043	46,834
2015	$12.53043	$12.29950	39,817
2016	$12.29950	$11.76080	38,853
2017	$11.76080	$14.59299	37,091
2018	$14.59299	$11.56856	36,455

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$8.09849	$10.44118	82,054
2010	$10.44118	$12.89394	74,391
2011	$12.89394	$12.04169	62,647
2012	$12.04169	$13.86670	54,738
2013	$13.86670	$18.97585	53,706
2014	$18.97585	$19.23879	50,002
2015	$19.23879	$18.05836	47,033
2016	$18.05836	$22.56866	45,874
2017	$22.56866	$23.86444	41,020
2018	$23.86444	$18.72811	39,205
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE INCOME
BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.90

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$7.18234	$8.47269	219,511
2010	$8.47269	$9.36798	180,695
2011	$9.36798	$9.74029	148,015
2012	$9.74029	$11.19331	137,670
2013	$11.19331	$14.76720	96,182
2014	$14.76720	$15.81955	90,234
2015	$15.81955	$15.72751	81,995
2016	$15.72751	$17.12366	79,431
2017	$17.12366	$19.90728	74,895
2018	$19.90728	$18.37047	71,708
AB VPS Growth Portfolio - Class B
2009	$6.24963	$8.13936	71,030
2010	$8.13936	$9.15874	56,564
2011	$9.15874	$9.06472	44,738
2012	$9.06472	$10.09131	39,889
2013	$10.09131	$13.22761	34,247
2014	$13.22761	$14.64652	30,810
2015	$14.64652	$15.62262	25,634
2016	$15.62262	$15.44458	25,202
2017	$15.44458	$20.30933	27,900
2018	$20.30933	$20.65528	17,465
AB VPS Large Cap Growth Portfolio - Class B
2009	$5.82925	$7.83401	55,666
2010	$7.83401	$8.43395	50,934
2011	$8.43395	$7.99670	36,816
2012	$7.99670	$9.10171	27,320
2013	$9.10171	$12.22245	24,020
2014	$12.22245	$13.63851	20,890
2015	$13.63851	$14.81961	16,505
2016	$14.81961	$14.86897	16,258
2017	$14.86897	$19.19201	16,571
2018	$19.19201	$19.24671	13,784
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.86805	104,630
2017	$9.86805	$9.71425	75,063
2018	$9.71425	$9.65391	163,800
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.07201	$12.05777	103,677
2010	$12.05777	$13.31695	104,570
2011	$13.31695	$13.36506	79,414
2012	$13.36506	$14.75725	36,736
2013	$14.75725	$16.48171	24,638
2014	$16.48171	$16.90104	22,984
2015	$16.90104	$15.39765	26,136
2016	$15.39765	$17.21027	22,503
2017	$17.21027	$18.50235	19,894
2018	$18.50235	$17.35344	16,473

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.58590	$10.60809	31,791
2010	$10.60809	$11.56222	30,579
2011	$11.56222	$11.21560	31,949
2012	$11.21560	$12.55883	27,783
2013	$12.55883	$15.78929	24,977
2014	$15.78929	$16.57889	22,853
2015	$16.57889	$15.44831	22,884
2016	$15.44831	$17.57498	22,619
2017	$17.57498	$18.66607	18,285
2018	$18.66607	$16.63566	16,231
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.76548	$13.11788	32,594
2010	$13.11788	$13.93928	30,150
2011	$13.93928	$12.21054	26,898
2012	$12.21054	$14.15038	22,617
2013	$14.15038	$17.05641	20,962
2014	$17.05641	$14.85744	18,746
2015	$14.85744	$13.61757	20,377
2016	$13.61757	$14.30643	20,371
2017	$14.30643	$16.36502	18,727
2018	$16.36502	$13.56227	14,966
Invesco V.I. American Franchise Fund - Series I
2009	$4.64285	$7.55776	37,809
2010	$7.55776	$8.87845	17,998
2011	$8.87845	$8.16541	14,319
2012	$8.16541	$9.10226	72,126
2013	$9.10226	$12.50318	65,094
2014	$12.50318	$13.28991	59,362
2015	$13.28991	$13.67895	55,425
2016	$13.67895	$13.71291	55,132
2017	$13.71291	$17.11757	52,306
2018	$17.11757	$16.16861	51,238
Invesco V.I. American Franchise Fund - Series II
2009	$4.55530	$7.39617	130,459
2010	$7.39617	$8.66829	117,452
2011	$8.66829	$7.95399	102,417
2012	$7.95399	$8.84059	94,178
2013	$8.84059	$12.11415	77,356
2014	$12.11415	$12.84422	74,379
2015	$12.84422	$13.18790	69,297
2016	$13.18790	$13.18821	68,312
2017	$13.18821	$16.42193	64,671
2018	$16.42193	$15.46871	63,200
Invesco V.I. American Value Fund - Series I
2009	$8.56625	$11.68872	170,478
2010	$11.68872	$14.00573	151,060
2011	$14.00573	$13.85550	118,362
2012	$13.85550	$15.93082	96,720
2013	$15.93082	$20.96645	82,871
2014	$20.96645	$22.55518	75,704
2015	$22.55518	$20.09052	74,255
2016	$20.09052	$22.74510	73,156
2017	$22.74510	$24.51738	67,938
2018	$24.51738	$20.98977	63,040

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series II
2009	$8.27349	$10.41340	302,271
2010	$10.41340	$11.80948	230,510
2011	$11.80948	$11.33204	192,669
2012	$11.33204	$13.20914	146,607
2013	$13.20914	$17.56393	118,946
2014	$17.56393	$18.78288	108,319
2015	$18.78288	$17.27039	94,410
2016	$17.27039	$19.80517	93,277
2017	$19.80517	$22.82630	85,541
2018	$22.82630	$19.60492	79,838
Invesco V.I. Core Equity Fund - Series I
2009	$7.81471	$9.82756	49,461
2010	$9.82756	$10.55356	41,197
2011	$10.55356	$10.33846	33,540
2012	$10.33846	$11.53999	30,623
2013	$11.53999	$14.62012	31,750
2014	$14.62012	$15.49800	27,423
2015	$15.49800	$14.31452	22,338
2016	$14.31452	$15.47206	21,129
2017	$15.47206	$17.16480	17,267
2018	$17.16480	$15.24231	15,641
Invesco V.I. Diversified Dividend Fund - Series II
2009	$7.02596	$8.53529	176,627
2010	$8.53529	$9.22003	124,662
2011	$9.22003	$9.03198	113,113
2012	$9.03198	$10.47891	88,412
2013	$10.47891	$13.43166	79,021
2014	$13.43166	$14.81607	76,344
2015	$14.81607	$14.78642	68,541
2016	$14.78642	$16.60157	66,870
2017	$16.60157	$17.63213	63,028
2018	$17.63213	$15.93074	60,685
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.25614	23,954
2012	$12.25614	$13.50105	18,992
2013	$13.50105	$16.52712	13,619
2014	$16.52712	$17.62011	12,726
2015	$17.62011	$16.82465	11,955
2016	$16.82465	$18.93917	11,329
2017	$18.93917	$20.56651	12,086
2018	$20.56651	$18.19608	10,841
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.76396	70,732
2012	$9.76396	$10.85369	65,145
2013	$10.85369	$13.00620	55,889
2014	$13.00620	$12.81033	53,367
2015	$12.81033	$12.34956	47,153
2016	$12.34956	$12.89302	46,791
2017	$12.89302	$15.49465	43,454
2018	$15.49465	$12.82525	41,586

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.10958	31,162
2014	$14.10958	$14.04945	31,254
2015	$14.04945	$13.30706	11,256
2016	$13.30706	$14.45694	10,998
2017	$14.45694	$15.03874	8,601
2018	$15.03874	$14.20848	8,448
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.33684	$11.91697	7,917
2010	$11.91697	$13.32966	9,309
2011	$13.32966	$12.23283	9,654
2012	$12.23283	$13.30353	8,925
2013	$13.30353	$16.79769	7,426
2014	$16.79769	$17.19512	6,961
2015	$17.19512	$16.17560	6,742
2016	$16.17560	$17.98633	6,036
2017	$17.98633	$20.26157	3,481
2018	$20.26157	$17.60397	3,506
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.46724	$11.44563	28,853
2010	$11.44563	$14.27909	24,837
2011	$14.27909	$12.68666	23,695
2012	$12.68666	$13.88062	12,002
2013	$13.88062	$18.58611	10,613
2014	$18.58611	$19.61931	10,150
2015	$19.61931	$19.43112	11,237
2016	$19.43112	$19.15638	11,356
2017	$19.15638	$22.93605	10,839
2018	$22.93605	$21.15871	10,597
Invesco V.I. S&P 500 Index Fund - Series II
2009	$7.06688	$8.73227	227,961
2010	$8.73227	$9.80794	191,650
2011	$9.80794	$9.76161	125,335
2012	$9.76161	$11.05238	113,843
2013	$11.05238	$14.25226	107,380
2014	$14.25226	$15.77984	93,033
2015	$15.77984	$15.58751	80,890
2016	$15.58751	$16.99078	80,436
2017	$16.99078	$20.15351	84,476
2018	$20.15351	$18.75100	77,640
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$15.90625	$26.48108	34,789
2010	$26.48108	$30.89564	37,939
2011	$30.89564	$24.76746	28,176
2012	$24.76746	$29.11950	21,919
2013	$29.11950	$28.25015	15,917
2014	$28.25015	$26.44747	14,794
2015	$26.44747	$23.15167	13,320
2016	$23.15167	$24.22392	13,320
2017	$24.22392	$32.07248	7,921
2018	$32.07248	$25.94324	7,953

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$17.91958	15,025
2015	$17.91958	$15.12567	14,752
2016	$15.12567	$17.04623	10,517
2017	$17.04623	$18.80576	9,795
2018	$18.80576	$16.97716	9,772
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$8.66087	$11.25093	63,131
2010	$11.25093	$11.65511	40,783
2011	$11.65511	$11.00446	27,278
2012	$11.00446	$12.27935	24,868
2013	$12.27935	$13.95562	22,376
2014	$13.95562	$13.97400	22,280
2015	$13.97400	$12.82124	17,781
2016	$12.82124	$13.26894	17,456
2017	$13.26894	$15.10223	16,644
2018	$15.10223	$13.83878	16,340
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$13.96078	65,558
2014	$13.96078	$13.95746	62,193
2015	$13.95746	$12.78768	52,318
2016	$12.78768	$13.22380	50,686
2017	$13.22380	$15.03223	42,113
2018	$15.03223	$13.75337	37,171
Morgan Stanley VIF Growth Portfolio, Class I
2009	$6.05690	$9.82904	36,081
2010	$9.82904	$11.83723	26,719
2011	$11.83723	$11.27858	21,003
2012	$11.27858	$12.64405	18,366
2013	$12.64405	$18.35194	18,654
2014	$18.35194	$19.13274	18,300
2015	$19.13274	$21.04927	17,472
2016	$21.04927	$20.29601	17,206
2017	$20.29601	$28.47990	18,703
2018	$28.47990	$30.01708	15,724
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.35521	$14.45743	74,416
2010	$14.45743	$18.75104	66,842
2011	$18.75104	$17.07146	41,625
2012	$17.07146	$18.18676	33,076
2013	$18.18676	$24.50959	26,331
2014	$24.50959	$24.49695	22,815
2015	$24.49695	$22.59572	21,779
2016	$22.59572	$20.20445	21,423
2017	$20.20445	$27.48302	19,998
2018	$27.48302	$29.80405	23,010

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$13.77952	$17.33604	59,700
2010	$17.33604	$22.08470	40,102
2011	$22.08470	$22.92987	33,271
2012	$22.92987	$26.03393	29,460
2013	$26.03393	$26.04246	27,723
2014	$26.04246	$33.11432	25,635
2015	$33.11432	$33.16318	22,899
2016	$33.16318	$34.72344	22,632
2017	$34.72344	$35.09624	20,268
2018	$35.09624	$31.74332	21,088
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$11.27820	$13.51966	107,824
2010	$13.51966	$14.44616	96,203
2011	$14.44616	$14.82817	72,854
2012	$14.82817	$16.54294	67,114
2013	$16.54294	$16.34699	55,960
2014	$16.34699	$17.20879	53,960
2015	$17.20879	$16.49283	47,010
2016	$16.49283	$17.24797	44,500
2017	$17.24797	$17.99948	45,441
2018	$17.99948	$16.88080	43,017
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$6.51501	$10.91071	185,316
2010	$10.91071	$13.62828	164,878
2011	$13.62828	$12.42844	136,188
2012	$12.42844	$13.65498	108,201
2013	$13.65498	$20.12696	103,847
2014	$20.12696	$20.80234	92,061
2015	$20.80234	$22.09046	84,695
2016	$22.09046	$20.86468	67,294
2017	$20.86468	$30.47604	62,115
2018	$30.47604	$33.75039	64,400
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.15179	10,778
2018	$11.15179	$10.00190	11,957
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05003	32,555
2017	$10.05003	$12.89617	32,020
2018	$12.89617	$12.94016	31,786
Putnam VT International Equity Fund - Class IB
2009	$8.52121	$10.40994	111,869
2010	$10.40994	$11.22703	91,156
2011	$11.22703	$9.14134	80,188
2012	$9.14134	$10.92360	66,467
2013	$10.92360	$13.71306	50,595
2014	$13.71306	$12.53043	46,834
2015	$12.53043	$12.29950	39,817
2016	$12.29950	$11.76080	38,853
2017	$11.76080	$14.59299	37,091
2018	$14.59299	$11.56856	36,455

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$8.09849	$10.44118	82,054
2010	$10.44118	$12.89394	74,391
2011	$12.89394	$12.04169	62,647
2012	$12.04169	$13.86670	54,738
2013	$13.86670	$18.97585	53,706
2014	$18.97585	$19.23879	50,002
2015	$19.23879	$18.05836	47,033
2016	$18.05836	$22.56866	45,874
2017	$22.56866	$23.86444	41,020
2018	$23.86444	$18.72811	39,205
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE INCOME AND DEATH
BENEFIT COMBINATION OPTION 2
Mortality & Expense = 2.00

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$7.12838	$8.40063	157,489
2010	$8.40063	$9.27902	118,669
2011	$9.27902	$9.63818	103,055
2012	$9.63818	$11.06487	92,565
2013	$11.06487	$14.58318	91,782
2014	$14.58318	$15.60681	68,987
2015	$15.60681	$15.50051	65,286
2016	$15.50051	$16.85969	57,654
2017	$16.85969	$19.58087	55,587
2018	$19.58087	$18.05107	53,765
AB VPS Growth Portfolio - Class B
2009	$6.20265	$8.07010	30,584
2010	$8.07010	$9.07174	26,258
2011	$9.07174	$8.96966	18,943
2012	$8.96966	$9.97549	18,449
2013	$9.97549	$13.06273	16,502
2014	$13.06273	$14.44951	17,270
2015	$14.44951	$15.39708	13,571
2016	$15.39708	$15.20643	11,729
2017	$15.20643	$19.97626	11,640
2018	$19.97626	$20.29611	11,600
AB VPS Large Cap Growth Portfolio - Class B
2009	$5.78545	$7.76736	44,603
2010	$7.76736	$8.35383	34,697
2011	$8.35383	$7.91284	32,727
2012	$7.91284	$8.99723	28,656
2013	$8.99723	$12.07008	20,140
2014	$12.07008	$13.45505	17,877
2015	$13.45505	$14.60567	15,466
2016	$14.60567	$14.63971	12,499
2017	$14.63971	$18.87728	11,087
2018	$18.87728	$18.91206	9,903
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.86144	69,801
2017	$9.86144	$9.69807	79,212
2018	$9.69807	$9.62815	80,979
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.03002	$11.98997	85,415
2010	$11.98997	$13.22886	68,432
2011	$13.22886	$13.26342	64,472
2012	$13.26342	$14.63036	54,953
2013	$14.63036	$16.32367	53,384
2014	$16.32367	$16.72225	35,888
2015	$16.72225	$15.21954	40,138
2016	$15.21954	$16.99423	36,758
2017	$16.99423	$18.25190	34,806
2018	$18.25190	$17.10132	34,093

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.54580	$10.54800	50,599
2010	$10.54800	$11.48525	37,942
2011	$11.48525	$11.12982	29,991
2012	$11.12982	$12.45031	24,580
2013	$12.45031	$15.63722	24,162
2014	$15.63722	$16.40280	19,791
2015	$16.40280	$15.26894	19,524
2016	$15.26894	$17.35359	38,501
2017	$17.35359	$18.41258	35,329
2018	$18.41258	$16.39325	18,005
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.71988	$13.04360	27,245
2010	$13.04360	$13.84651	21,873
2011	$13.84651	$12.11718	13,600
2012	$12.11718	$14.02811	5,316
2013	$14.02811	$16.89215	6,327
2014	$16.89215	$14.69965	9,072
2015	$14.69965	$13.45948	8,761
2016	$13.45948	$14.12626	9,975
2017	$14.12626	$16.14283	9,538
2018	$16.14283	$13.36467	7,048
Invesco V.I. American Franchise Fund - Series I
2009	$4.60795	$7.49346	18,313
2010	$7.49346	$8.79412	15,996
2011	$8.79412	$8.07979	8,242
2012	$8.07979	$8.99779	30,392
2013	$8.99779	$12.34734	28,813
2014	$12.34734	$13.11116	27,208
2015	$13.11116	$13.48148	25,476
2016	$13.48148	$13.50147	23,604
2017	$13.50147	$16.83686	22,139
2018	$16.83686	$15.88747	21,340
Invesco V.I. American Franchise Fund - Series II
2009	$4.52108	$7.33325	102,758
2010	$7.33325	$8.58598	70,716
2011	$8.58598	$7.87060	61,786
2012	$7.87060	$8.73915	54,349
2013	$8.73915	$11.96319	45,591
2014	$11.96319	$12.67150	41,565
2015	$12.67150	$12.99755	37,380
2016	$12.99755	$12.98491	34,386
2017	$12.98491	$16.15268	32,136
2018	$16.15268	$15.19980	30,222
Invesco V.I. American Value Fund - Series I
2009	$8.50193	$11.58937	125,621
2010	$11.58937	$13.87283	111,571
2011	$13.87283	$13.71034	93,195
2012	$13.71034	$15.74812	74,151
2013	$15.74812	$20.70531	70,982
2014	$20.70531	$22.25198	61,113
2015	$22.25198	$19.80063	49,811
2016	$19.80063	$22.39456	44,399
2017	$22.39456	$24.11547	40,453
2018	$24.11547	$20.62492	36,703

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Comstock Fund - Series II
2009	$8.21849	$10.33383	243,712
2010	$10.33383	$11.70754	213,309
2011	$11.70754	$11.22302	180,239
2012	$11.22302	$13.06895	149,718
2013	$13.06895	$17.36017	139,410
2014	$17.36017	$18.54641	121,294
2015	$18.54641	$17.03589	113,825
2016	$17.03589	$19.51679	103,681
2017	$19.51679	$22.47155	97,440
2018	$22.47155	$19.28083	92,672
Invesco V.I. Core Equity Fund - Series I
2009	$7.79382	$9.79150	39,166
2010	$9.79150	$10.50433	36,875
2011	$10.50433	$10.27997	32,401
2012	$10.27997	$11.46320	29,806
2013	$11.46320	$14.50832	26,984
2014	$14.50832	$15.36412	27,403
2015	$15.36412	$14.17667	26,777
2016	$14.17667	$15.30781	26,814
2017	$15.30781	$16.96564	25,141
2018	$16.96564	$15.05032	23,232
Invesco V.I. Diversified Dividend Fund - Series II
2009	$6.97318	$8.46271	115,542
2010	$8.46271	$9.13249	102,315
2011	$9.13249	$8.93729	93,435
2012	$8.93729	$10.35867	83,404
2013	$10.35867	$13.26427	82,913
2014	$13.26427	$14.61680	76,334
2015	$14.61680	$14.57296	66,804
2016	$14.57296	$16.34560	62,269
2017	$16.34560	$17.34298	58,945
2018	$17.34298	$15.65372	56,071
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.12769	46,079
2012	$12.12769	$13.34616	37,915
2013	$13.34616	$16.32119	35,286
2014	$16.32119	$17.38318	24,396
2015	$17.38318	$16.58182	22,160
2016	$16.58182	$18.64721	21,391
2017	$18.64721	$20.22931	19,119
2018	$20.22931	$17.87975	19,084
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.66161	63,505
2012	$9.66161	$10.72916	53,328
2013	$10.72916	$12.84412	47,106
2014	$12.84412	$12.63805	44,804
2015	$12.63805	$12.17130	41,086
2016	$12.17130	$12.69425	37,063
2017	$12.69425	$15.24058	32,947
2018	$15.24058	$12.60226	31,821

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$13.93383	8,459
2014	$13.93383	$13.86058	8,110
2015	$13.86058	$13.11505	7,337
2016	$13.11505	$14.23415	5,145
2017	$14.23415	$14.79223	4,529
2018	$14.79223	$13.96153	4,392
Invesco V.I. Mid Cap Core Equity Fund - Series I
2009	$9.29550	$11.85235	906
2010	$11.85235	$13.24415	904
2011	$13.24415	$12.14224	1,172
2012	$12.14224	$13.19178	2,195
2013	$13.19178	$16.63996	7,155
2014	$16.63996	$17.01663	3,911
2015	$17.01663	$15.99170	3,763
2016	$15.99170	$17.76414	3,541
2017	$17.76414	$19.99133	3,076
2018	$19.99133	$17.35172	2,895
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.43318	$11.38205	18,488
2010	$11.38205	$14.18561	15,503
2011	$14.18561	$12.59102	13,165
2012	$12.59102	$13.76217	5,493
2013	$13.76217	$18.40912	3,900
2014	$18.40912	$19.41306	2,924
2015	$19.41306	$19.20763	2,905
2016	$19.20763	$18.91717	2,295
2017	$18.91717	$22.62708	1,967
2018	$22.62708	$20.85270	1,175
Invesco V.I. S&P 500 Index Fund - Series II
2009	$7.01380	$8.65802	103,465
2010	$8.65802	$9.71484	88,244
2011	$9.71484	$9.65930	74,885
2012	$9.65930	$10.92559	64,992
2013	$10.92559	$14.07469	67,553
2014	$14.07469	$15.56768	54,933
2015	$15.56768	$15.36257	43,770
2016	$15.36257	$16.72889	44,540
2017	$16.72889	$19.82311	41,623
2018	$19.82311	$18.42505	40,681
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
2009	$15.78685	$26.25605	27,395
2010	$26.25605	$30.60253	26,002
2011	$30.60253	$24.50801	17,077
2012	$24.50801	$28.78559	11,630
2013	$28.78559	$27.89830	10,082
2014	$27.89830	$26.09194	6,306
2015	$26.09194	$22.81760	5,874
2016	$22.81760	$23.85058	5,099
2017	$23.85058	$31.54676	3,903
2018	$31.54676	$25.49231	3,807

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$17.67866	27,154
2015	$17.67866	$14.90738	25,561
2016	$14.90738	$16.78349	21,830
2017	$16.78349	$18.49745	20,570
2018	$18.49745	$16.68203	19,763
Morgan Stanley VIF Global Strategist Portfolio, Class I
2009	$8.59580	$11.15523	31,313
2010	$11.15523	$11.54446	22,166
2011	$11.54446	$10.88911	21,839
2012	$10.88911	$12.13846	20,194
2013	$12.13846	$13.78173	22,964
2014	$13.78173	$13.78609	22,339
2015	$13.78609	$12.63620	17,185
2016	$12.63620	$13.06439	15,602
2017	$13.06439	$14.85462	15,181
2018	$14.85462	$13.59820	14,892
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$13.78686	35,021
2014	$13.78686	$13.76980	32,841
2015	$13.76980	$12.60313	31,593
2016	$12.60313	$13.01997	28,483
2017	$13.01997	$14.78578	27,046
2018	$14.78578	$13.51429	26,205
Morgan Stanley VIF Growth Portfolio, Class I
2009	$6.01139	$9.74544	27,387
2010	$9.74544	$11.72484	17,619
2011	$11.72484	$11.16036	12,542
2012	$11.16036	$12.49898	10,453
2013	$12.49898	$18.12328	9,993
2014	$18.12328	$18.87548	11,045
2015	$18.87548	$20.74547	9,336
2016	$20.74547	$19.98315	8,686
2017	$19.98315	$28.01298	8,914
2018	$28.01298	$29.49526	7,101
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
2009	$9.29302	$14.34697	46,794
2010	$14.34697	$18.58920	43,440
2011	$18.58920	$16.90723	36,257
2012	$16.90723	$17.99374	31,068
2013	$17.99374	$24.22526	26,115
2014	$24.22526	$24.18855	19,991
2015	$24.18855	$22.28894	19,588
2016	$22.28894	$19.91026	15,486
2017	$19.91026	$27.05589	15,338
2018	$27.05589	$29.31134	14,966

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2009	$13.67601	$17.18858	47,674
2010	$17.18858	$21.87502	45,344
2011	$21.87502	$22.68954	43,223
2012	$22.68954	$25.73525	31,566
2013	$25.73525	$25.71794	28,863
2014	$25.71794	$32.66905	16,641
2015	$32.66905	$32.68457	13,876
2016	$32.68457	$34.18822	11,054
2017	$34.18822	$34.52085	10,420
2018	$34.52085	$31.19149	9,442
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$11.19354	$13.40478	133,825
2010	$13.40478	$14.30911	85,823
2011	$14.30911	$14.67287	78,038
2012	$14.67287	$16.35328	65,414
2013	$16.35328	$16.14341	64,852
2014	$16.14341	$16.97749	64,205
2015	$16.97749	$16.25489	51,411
2016	$16.25489	$16.98220	44,538
2017	$16.98220	$17.70449	44,156
2018	$17.70449	$16.58745	42,909
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$6.46605	$10.81790	91,388
2010	$10.81790	$13.49888	79,204
2011	$13.49888	$12.29815	63,208
2012	$12.29815	$13.49829	49,041
2013	$13.49829	$19.87615	60,062
2014	$19.87615	$20.52260	48,496
2015	$20.52260	$21.77162	46,109
2016	$21.77162	$20.54304	40,385
2017	$20.54304	$29.97638	38,518
2018	$29.97638	$33.16367	34,228
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.14467	18,575
2018	$11.14467	$9.98547	16,586
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04888	21,120
2017	$10.04888	$12.88186	15,762
2018	$12.88186	$12.91281	15,206
Putnam VT International Equity Fund - Class IB
2009	$8.45719	$10.32141	84,549
2010	$10.32141	$11.12043	69,749
2011	$11.12043	$9.04549	64,606
2012	$9.04549	$10.79825	44,991
2013	$10.79825	$13.54216	40,951
2014	$13.54216	$12.36189	28,352
2015	$12.36189	$12.12193	28,266
2016	$12.12193	$11.57944	21,663
2017	$11.57944	$14.35367	20,262
2018	$14.35367	$11.36739	18,980

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Small Cap Value Fund - Class IB
2009	$8.04464	$10.36138	64,978
2010	$10.36138	$12.78263	60,866
2011	$12.78263	$11.92582	47,783
2012	$11.92582	$13.71952	29,510
2013	$13.71952	$18.75570	27,869
2014	$18.75570	$18.99658	27,371
2015	$18.99658	$17.81319	26,980
2016	$17.81319	$22.24009	21,219
2017	$22.24009	$23.49358	18,773
2018	$23.49358	$18.41851	15,840
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

Allstate Financial
Advisors Separate
Account I

Financial Statements as of December 31, 2018 and for
the years ended December 31, 2018 and 2017 and
Report of Independent Registered Public Accounting
Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
Allstate Life Insurance Company and Contractholders of Allstate Financial Advisors Separate Account I:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the sub-accounts of Allstate Financial Advisors Separate Account I (the “Account”) listed in Appendix A, as of December 31, 2018; the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented in Appendix A and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Account as of December 31, 2018, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
March 29, 2019

We have served as the auditor of Allstate Life Insurance Company (the sponsor Company) since 2001.

Allstate Financial Advisors Separate Account I                                                APPENDIX A

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
AST Academic Strategies Asset Allocation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Advanced Strategies	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST AQR Emerging Markets Equity**	—	—	—	—
AST AQR Large-Cap**	—	—	—	—
AST Balanced Asset Allocation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST BlackRock Global Strategies	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST BlackRock Low Duration Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST BlackRock/Loomis Sayles Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Bond Portfolio 2018	—	Year Ended December 31, 2018 #	Two Years Ended December 31, 2018 #	Five Years Ended December 31, 2018 #
AST Bond Portfolio 2019	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Bond Portfolio 2020**	—	—	—	—
AST Bond Portfolio 2021**	—	—	—	—
AST Bond Portfolio 2022	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Bond Portfolio 2023	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Bond Portfolio 2024	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Bond Portfolio 2025**	—	—	—	—
AST Bond Portfolio 2026	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Three Years Ended December 31 2018 and Period from January 2, 2015* to December 31, 2015
AST Bond Portfolio 2027	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Two Years Ended December 31 2018 and Period from January 4, 2016* to December 31, 2016
AST Bond Portfolio 2028**	—	—	—	—
AST Bond Portfolio 2029**	—	—	—	—
AST Capital Growth Asset Allocation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST ClearBridge Dividend Growth**	—	—	—	—
AST Cohen & Steers Realty	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Fidelity Institutional AMSM Quantitative	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Global Real Estate	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Goldman Sachs Large-Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Goldman Sachs Mid-Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
AST Goldman Sachs Multi-Asset	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Goldman Sachs Small-Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Government Money Market	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST High Yield	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Hotchkis & Wiley Large-Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST International Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST International Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Investment Grade Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Jennison Large-Cap Growth**	—	—	—	—
AST J.P. Morgan Global Thematic	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST J.P. Morgan International Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST J.P. Morgan Strategic Opportunities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Loomis Sayles Large-Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Lord Abbett Core Fixed Income	—	Period from January 1, 2018 to September 14, 2018 #	Year ended December 31, 2017 and Period from January 1, 2018 to September 14, 2018 #	Four Years Ended December 31, 2017 and Period from January 1, 2018 to September 14, 2018 #
AST MFS Global Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST MFS Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST MFS Large-Cap Value**	—	—	—	—
AST Neuberger Berman/LSV Mid-Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST New Discovery Asset Allocation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Parametric Emerging Markets Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Preservation Asset Allocation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Prudential Core Bond**	—	—	—	—
AST Prudential Growth Allocation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST QMA Large-Cap**	—	—	—	—
AST QMA US Equity Alpha	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Quantitative Modeling**	—	—	—	—
AST RCM World Trends	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Small-Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Small-Cap Growth Opportunities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
AST Small-Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Templeton Global Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST T. Rowe Price Asset Allocation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST T. Rowe Price Large-Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST T. Rowe Price Large-Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST T. Rowe Price Natural Resources	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST WEDGE Capital Mid-Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Wellington Management Hedged Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Western Asset Core Plus Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Western Asset Emerging Markets Debt**	—	—	—	—
Invesco V.I. American Franchise	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. American Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Comstock	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Core Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Core Plus Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Diversified Dividend	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Equity and Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Global Core Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Government Money Market	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Government Securities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. High Yield	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. International Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Managed Volatility	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Mid Cap Core Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Mid Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. S&P 500 Index	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Technology	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Value Opportunities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. American Franchise II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. American Value II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Invesco V.I. Comstock II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Core Equity II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Core Plus Bond II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Diversified Dividend II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Equity and Income II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Global Core Equity II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Government Money Market II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Government Securities II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Growth and Income II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. High Yield II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. International Growth II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Managed Volatility II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Mid Cap Core Equity II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Mid Cap Growth II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. S&P 500 Index II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Technology II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Value Opportunities II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AB VPS Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AB VPS Growth & Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AB VPS International Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AB VPS Large Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AB VPS Small/Mid Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AB VPS Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
American Century VP Balanced**	—	—	—	—
American Century VP International	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
DWS Bond VIP (Class A)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
DWS Capital Growth VIP (Class A)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
DWS Core Equity VIP (Class A)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
DWS CROCI® International VIP (Class A)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
DWS Global Small Cap VIP (Class A)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
DWS Global Income Builder VIP (Class A)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
DWS Government Money Market VIP (Class A)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
DWS Small Mid Cap Growth VIP (Class A)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Dreyfus Stock Index Fund, Inc. (Initial Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIF Government Money Market	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIF Growth & Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Federated Government Money Fund II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Contrafund	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Equity-Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Government Money Market	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Two Years Ended December 31 2018 and Period from April 29, 2016* to December 31, 2016
VIP Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP High Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Index 500	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Investment Grade Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Overseas	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Asset Manager Growth (Service Class 2)**	—	—	—	—
VIP Contrafund (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Equity-Income (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Freedom 2010 Portfolio (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Freedom 2020 Portfolio (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Freedom 2030 Portfolio (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Freedom Income Portfolio (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Government Money Market (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Growth (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Growth & Income (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Growth Opportunities (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Three Years Ended December 31 2018 and Period from April 24, 2015* to December 31, 2015
VIP High Income (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Index 500 (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
VIP Investment Grade Bond (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Mid Cap (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Overseas (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin Flex Cap Growth VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin Growth and Income VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin Income VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin Large Cap Growth VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin Mutual Global Discovery VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin Mutual Shares VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin Small Cap Value VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin Small-Mid Cap Growth VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin U.S. Government Securities VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Templeton Developing Markets VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Templeton Foreign VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Templeton Global Bond VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Templeton Growth VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIT International Equity Insights**	—	—	—	—
VIT Large Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIT Mid Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIT Small Cap Equity Insights	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIT Strategic Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIT U.S. Equity Insights	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Janus Henderson VIT Forty (Institutional Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Janus Henderson VIT Global Research (Service Shares)**	—	—	—	—
Janus Henderson VIT Overseas (Service Shares)**	—	—	—	—
Lazard Retirement Emerging Markets Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
ClearBridge Variable Large Cap Value Portfolio I	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Bond-Debenture	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Fundamental Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Growth and Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Growth Opportunities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Mid-Cap Stock	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Investors Trust	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS New Discovery	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Research	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Total Return Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Utilities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Growth (Service Class)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Investors Trust (Service Class)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS New Discovery Series (Service Class)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Research (Service Class)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Utilities (Service Class)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS High Yield	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Core Plus Fixed Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Emerging Markets Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Global Infrastructure	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Four Years Ended on December 31, 2018 and Period from April 25, 2014* to December 31, 2014
Morgan Stanley VIF Global Strategist	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Mid Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF U.S. Real Estate	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Emerging Markets Debt (Class II)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Emerging Markets Equity (Class II)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Global Franchise (Class II)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Global Infrastructure (Class II)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Four Years Ended December 31,2018 and Period from April 25, 2014* to December 31, 2014
Morgan Stanley VIF Global Strategist (Class II)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Morgan Stanley VIF Growth (Class II)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Mid Cap Growth (Class II)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF U.S. Real Estate (Class II)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
European Equity	—	Period from January 1, 2018 to October 19, 2018 #	Year Ended December 31, 2017 and Period from January 1, 2018 to October 19, 2018 #	Four Years Ended December 31, 2017 and Period from January 1, 2018 to October 19, 2018 #
Income Plus	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Limited Duration	—	Period from January 1, 2018 to October 19, 2018 #	Year Ended December 31, 2017 and Period from January 1, 2018 to October 19, 2018 #	Four Years Ended December 31, 2017 and Period from January 1, 2018 to October 19, 2018 #
Multi Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
European Equity (Class Y Shares)	—	Period from January 1, 2018 to October 19, 2018 #	Year Ended December 31, 2017 and Period from January 1, 2018 to October 19, 2018 #	Four Years Ended December 31, 2017 and Period from January 1, 2018 to October 19, 2018 #
Income Plus (Class Y Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Limited Duration (Class Y Shares)	—	Period from January 1, 2018 to October 19, 2018 #	Year Ended December 31, 2017 and Period from January 1, 2018 to October 19, 2018 #	Four Years Ended December 31, 2017 and Period from January 1, 2018 to October 19, 2018 #
Multi Cap Growth (Class Y Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AMT Guardian**	—	—	—	—
AMT Large Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AMT Mid-Cap Growth**	—	—	—	—
Oppenheimer Capital Appreciation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Conservative Balanced	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Discovery Mid Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Global	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Global Strategic Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Main Street	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Main Street Small Cap	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Total Return Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Capital Appreciation (SS)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Conservative Balanced (SS)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Discovery Mid Cap Growth (SS)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Global (SS)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Oppenheimer Global Strategic Income (SS)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer International Growth (SS)**	—	—	—	—
Oppenheimer Main Street (SS)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Main Street Small Cap (SS)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Total Return Bond (SS)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
PIMCO VIT Commodity Real Return Strategy (Advisor Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
PIMCO VIT Emerging Markets Bond (Advisor Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
PIMCO VIT International Bond (US Dollar-Hedged)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
PIMCO VIT Real Return (Advisor Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
PIMCO VIT Total Return	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
PIMCO VIT Total Return (Advisor Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
ProFund VP Consumer Goods**	—	—	—	—
ProFund VP Consumer Services**	—	—	—	—
ProFund VP Financials**	—	—	—	—
ProFund VP Health Care**	—	—	—	—
ProFund VP Industrials**	—	—	—	—
ProFund VP Large-Cap Growth**	—	—	—	—
ProFund VP Large-Cap Value**	—	—	Year Ended December 31, 2017	Four Years Ended December 31, 2017
ProFund VP Mid-Cap Growth**	—	—	—	—
ProFund VP Mid-Cap Value**	—	—	—	—
ProFund VP Real Estate**	—	—	—	—
ProFund VP Small-Cap Growth**	—	—	—	—
ProFund VP Small-Cap Value**	—	—	—	—
ProFund VP Telecommunications**	—	—	—	—
ProFund VP Utilities**	—	—	—	—
VT Diversified Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Equity Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT George Putnam Balanced	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Global Asset Allocation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
VT Global Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Global Health Care	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Global Utilities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Government Money Market	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Growth Opportunities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT High Yield	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT International Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT International Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT International Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Mortgage Securities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Multi-Cap Core	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Research	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Small Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Small Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Sustainable Future	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Sustainable Leaders	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Rydex NASDAQ-100**	—	—	—	—
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
* Date represents commencement of operation

** Sub-account was available but did not have assets at December 31, 2018 and did not have any activity for the year / period ended December 31, 2018

# represents the date the sub-account ceased operations

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Academic Strategies Asset Allocation	AST Advanced Strategies	AST Balanced Asset Allocation	AST BlackRock Global Strategies	AST BlackRock Low Duration Bond	AST BlackRock/Loomis Sayles Bond
ASSETS
Investments, at fair value	$2,565,954	$1,516,764	$4,680,977	$3,822	$81,131	$71,378
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$2,565,954	$1,516,764	$4,680,977	$3,822	$81,131	$71,378

NET ASSETS
Accumulation Units	$2,565,954	$1,516,764	$4,680,977	$3,822	$81,131	$71,378
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$2,565,954	$1,516,764	$4,680,977	$3,822	$81,131	$71,378

FUND SHARE INFORMATION
Number of shares	184,734	85,451	272,943	288	7,498	5,268
Cost of investments	$2,101,014	$993,438	$2,868,154	$2,900	$81,733	$63,869
UNIT VALUE (1)
Lowest	$9.85	$13.18	$12.51	$10.68	$9.12	$11.12
Highest	$15.32	$19.85	$18.48	$12.37	$11.79	$14.28

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Bond Portfolio 2019	AST Bond Portfolio 2022	AST Bond Portfolio 2023	AST Bond Portfolio 2024	AST Bond Portfolio 2026	AST Bond Portfolio 2027
ASSETS
Investments, at fair value	$252,337	$291,339	$116,410	$48,992	$432,330	$54,364
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$252,337	$291,339	$116,410	$48,992	$432,330	$54,364

NET ASSETS
Accumulation Units	$252,337	$291,339	$116,410	$48,992	$432,330	$54,364
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$252,337	$291,339	$116,410	$48,992	$432,330	$54,364

FUND SHARE INFORMATION
Number of shares	23,649	21,454	10,238	4,532	41,292	5,330
Cost of investments	$258,295	$284,886	$106,866	$44,044	$426,697	$53,571
UNIT VALUE
Lowest	$10.33	$10.78	$9.27	$9.08	$9.32	$9.35
Highest	$13.73	$12.08	$10.24	$9.89	$9.86	$9.75

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Capital Growth Asset Allocation	AST Cohen & Steers Realty	AST Fidelity Institutional AMSM Quantitative	AST Global Real Estate	AST Goldman Sachs Large-Cap Value	AST Goldman Sachs Mid-Cap Growth
ASSETS
Investments, at fair value	$3,264,367	$9,012	$949,107	$1,605	$70,171	$96,581
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$3,264,367	$9,012	$949,107	$1,605	$70,171	$96,581

NET ASSETS
Accumulation Units	$3,264,367	$9,012	$949,107	$1,605	$70,171	$96,581
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$3,264,367	$9,012	$949,107	$1,605	$70,171	$96,581

FUND SHARE INFORMATION
Number of shares	183,391	818	69,278	134	2,468	10,707
Cost of investments	$2,463,579	$6,760	$715,544	$1,057	$63,023	$67,887
UNIT VALUE
Lowest	$12.44	$14.24	$10.54	$11.60	$11.09	$17.30
Highest	$20.30	$29.00	$17.26	$21.48	$21.14	$27.10

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Goldman Sachs Multi-Asset	AST Goldman Sachs Small-Cap Value	AST Government Money Market	AST High Yield	AST Hotchkis & Wiley Large-Cap Value	AST International Growth
ASSETS
Investments, at fair value	$339,173	$2,060	$237,485	$27,080	$1,081	$40,184
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$339,173	$2,060	$237,485	$27,080	$1,081	$40,184

NET ASSETS
Accumulation Units	$339,173	$2,060	$237,485	$27,080	$1,081	$40,184
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$339,173	$2,060	$237,485	$27,080	$1,081	$40,184

FUND SHARE INFORMATION
Number of shares	25,753	101	237,485	2,744	42	2,586
Cost of investments	$248,606	$1,045	$237,485	$20,507	$907	$31,497
UNIT VALUE
Lowest	$10.93	$18.59	$7.68	$13.63	$11.37	$8.75
Highest	$15.17	$26.87	$9.52	$18.09	$24.41	$17.55

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST International Value	AST Investment Grade Bond	AST J.P. Morgan Global Thematic	AST J.P. Morgan International Equity	AST J.P. Morgan Strategic Opportunities	AST Loomis Sayles Large-Cap Growth
ASSETS
Investments, at fair value	$34,678	$3,979,223	$226,679	$84,820	$1,755,793	$171,915
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$34,678	$3,979,223	$226,679	$84,820	$1,755,793	$171,915

NET ASSETS
Accumulation Units	$34,678	$3,979,223	$226,679	$84,820	$1,755,793	$171,915
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$34,678	$3,979,223	$226,679	$84,820	$1,755,793	$171,915

FUND SHARE INFORMATION
Number of shares	1,940	531,982	15,032	3,337	96,791	3,542
Cost of investments	$35,965	$3,861,693	$199,557	$85,260	$1,243,313	$75,855
UNIT VALUE
Lowest	$7.54	$13.57	$12.40	$8.36	$11.19	$17.89
Highest	$14.54	$16.60	$18.47	$15.53	$15.09	$32.37

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST MFS Global Equity	AST MFS Growth	AST Neuberger Berman/LSV Mid-Cap Value	AST New Discovery Asset Allocation	AST Parametric Emerging Markets Equity	AST Preservation Asset Allocation
ASSETS
Investments, at fair value	$44,530	$3,446	$19,513	$163,512	$4,765	$4,045,085
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$44,530	$3,446	$19,513	$163,512	$4,765	$4,045,085

NET ASSETS
Accumulation Units	$44,530	$3,446	$19,513	$163,512	$4,765	$4,045,085
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$44,530	$3,446	$19,513	$163,512	$4,765	$4,045,085

FUND SHARE INFORMATION
Number of shares	2,399	142	669	11,523	548	256,994
Cost of investments	$27,433	$1,240	$10,805	$146,614	$5,082	$2,784,645
UNIT VALUE
Lowest	$14.12	$18.12	$14.75	$11.83	$7.94	$12.19
Highest	$23.48	$29.09	$27.99	$13.45	$13.89	$15.72

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Prudential Growth Allocation	AST QMA US Equity Alpha	AST RCM World Trends	AST Small-Cap Growth	AST Small-Cap Growth Opportunities	AST Small-Cap Value
ASSETS
Investments, at fair value	$8,880,700	$46,429	$816,378	$531	$19,965	$27,278
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$8,880,700	$46,429	$816,378	$531	$19,965	$27,278

NET ASSETS
Accumulation Units	$8,880,700	$46,429	$816,378	$531	$19,965	$27,278
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$8,880,700	$46,429	$816,378	$531	$19,965	$27,278

FUND SHARE INFORMATION
Number of shares	579,302	1,656	60,383	13	1,129	1,149
Cost of investments	$7,129,436	$22,500	$508,135	$563	$11,529	$12,295
UNIT VALUE
Lowest	$11.14	$15.84	$11.12	$17.49	$14.36	$14.04
Highest	$19.33	$31.41	$16.11	$30.12	$27.73	$24.26

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Templeton Global Bond	AST T. Rowe Price Asset Allocation	AST T. Rowe Price Large-Cap Growth	AST T. Rowe Price Large-Cap Value	AST T. Rowe Price Natural Resources	AST WEDGE Capital Mid-Cap Value
ASSETS
Investments, at fair value	$21,617	$2,962,429	$6,559	$16,016	$33,491	$29,514
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$21,617	$2,962,429	$6,559	$16,016	$33,491	$29,514

NET ASSETS
Accumulation Units	$21,617	$2,962,429	$6,559	$16,016	$33,491	$29,514
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$21,617	$2,962,429	$6,559	$16,016	$33,491	$29,514

FUND SHARE INFORMATION
Number of shares	1,927	106,831	182	1,172	1,738	1,371
Cost of investments	$21,612	$2,020,580	$2,372	$13,298	$42,127	$12,274
UNIT VALUE
Lowest	$9.87	$13.15	$23.09	$9.89	$6.04	$14.18
Highest	$12.12	$19.18	$37.27	$19.53	$12.02	$25.22

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Wellington Management Hedged Equity	AST Western Asset Core Plus Bond	Invesco V.I. American Franchise	Invesco V.I. American Value	Invesco V.I. Comstock	Invesco V.I. Core Equity
ASSETS
Investments, at fair value	$207,421	$57,629	$64,337,700	$23,924,251	$17,564,570	$49,405,443
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$207,421	$57,629	$64,337,700	$23,924,251	$17,564,570	$49,405,443

NET ASSETS
Accumulation Units	$207,421	$57,629	$62,938,045	$23,771,200	$17,508,982	$47,310,515
Contracts in payout (annuitization) period	—	—	1,399,655	153,051	55,588	2,094,928
Total net assets	$207,421	$57,629	$64,337,700	$23,924,251	$17,564,570	$49,405,443

FUND SHARE INFORMATION
Number of shares	14,354	4,603	1,125,769	1,726,136	1,089,613	1,596,815
Cost of investments	$179,427	$55,486	$48,860,546	$26,346,828	$15,841,408	$45,335,825
UNIT VALUE
Lowest	$10.22	$11.38	$9.64	$19.54	$19.60	$11.70
Highest	$19.15	$13.64	$29.87	$33.79	$28.02	$30.58
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Core Plus Bond	Invesco V.I. Diversified Dividend	Invesco V.I. Equity and Income	Invesco V.I. Global Core Equity	Invesco V.I. Government Money Market	Invesco V.I. Government Securities
ASSETS
Investments, at fair value	$5,073,687	$100,091,744	$17,408,896	$18,922,878	$3,460,997	$5,283,852
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$5,073,687	$100,091,744	$17,408,896	$18,922,878	$3,460,997	$5,283,852

NET ASSETS
Accumulation Units	$4,910,998	$98,563,879	$16,927,367	$18,780,719	$3,408,658	$5,170,980
Contracts in payout (annuitization) period	162,689	1,527,865	481,529	142,159	52,339	112,872
Total net assets	$5,073,687	$100,091,744	$17,408,896	$18,922,878	$3,460,997	$5,283,852

FUND SHARE INFORMATION
Number of shares	845,614	4,223,280	1,079,956	2,104,881	3,460,997	470,932
Cost of investments	$5,862,198	$62,669,954	$17,355,766	$17,657,081	$3,460,997	$5,627,654
UNIT VALUE
Lowest	$12.84	$17.14	$11.38	$11.85	$9.38	$12.55
Highest	$17.21	$68.71	$30.84	$28.84	$11.47	$17.50

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. High Yield	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Growth	Invesco V.I. S&P 500 Index
ASSETS
Investments, at fair value	$9,484,292	$12,103,760	$4,648,022	$7,278,600	$5,411,863	$30,362,000
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$9,484,292	$12,103,760	$4,648,022	$7,278,600	$5,411,863	$30,362,000

NET ASSETS
Accumulation Units	$9,349,259	$11,877,109	$4,525,893	$7,192,664	$5,241,521	$29,966,173
Contracts in payout (annuitization) period	135,033	226,651	122,129	85,936	170,342	395,827
Total net assets	$9,484,292	$12,103,760	$4,648,022	$7,278,600	$5,411,863	$30,362,000

FUND SHARE INFORMATION
Number of shares	1,874,366	367,003	421,016	663,500	1,134,563	1,882,331
Cost of investments	$10,546,419	$8,958,559	$5,767,939	$8,215,325	$5,227,680	$27,333,397
UNIT VALUE
Lowest	$7.36	$13.17	$24.13	$17.10	$19.24	$16.89
Highest	$30.27	$26.09	$26.35	$26.22	$29.19	$23.68

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Technology	Invesco V.I. Value Opportunities	Invesco V.I. American Franchise II	Invesco V.I. American Value II	Invesco V.I. Comstock II	Invesco V.I. Core Equity II
ASSETS
Investments, at fair value	$2,500,252	$4,726,704	$15,162,710	$13,501,577	$54,544,914	$902,623
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$2,500,252	$4,726,704	$15,162,710	$13,501,577	$54,544,914	$902,623

NET ASSETS
Accumulation Units	$2,471,337	$4,622,958	$15,136,923	$13,477,661	$54,299,646	$899,583
Contracts in payout (annuitization) period	28,915	103,746	25,787	23,916	245,268	3,040
Total net assets	$2,500,252	$4,726,704	$15,162,710	$13,501,577	$54,544,914	$902,623

FUND SHARE INFORMATION
Number of shares	114,063	859,401	276,188	984,798	3,396,321	29,440
Cost of investments	$1,800,547	$6,304,529	$10,015,378	$15,120,917	$47,081,730	$844,180
UNIT VALUE
Lowest	$23.54	$13.34	$14.66	$19.21	$16.86	$13.65
Highest	$25.71	$16.39	$28.33	$31.70	$26.54	$19.46

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Core Plus Bond II	Invesco V.I. Diversified Dividend II	Invesco V.I. Equity and Income II	Invesco V.I. Global Core Equity II	Invesco V.I. Government Money Market II	Invesco V.I. Government Securities II
ASSETS
Investments, at fair value	$106,267	$22,899,333	$19,859,409	$9,396,423	$465,528	$153,196
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$106,267	$22,899,333	$19,859,409	$9,396,423	$465,528	$153,196

NET ASSETS
Accumulation Units	$106,267	$22,795,851	$19,682,946	$9,344,312	$455,368	$153,196
Contracts in payout (annuitization) period	—	103,482	176,463	52,111	10,160	—
Total net assets	$106,267	$22,899,333	$19,859,409	$9,396,423	$465,528	$153,196

FUND SHARE INFORMATION
Number of shares	17,800	972,784	1,238,118	1,045,208	465,528	13,777
Cost of investments	$124,833	$15,739,521	$19,087,123	$8,650,013	$465,528	$167,068
UNIT VALUE
Lowest	$11.83	$15.38	$12.18	$12.00	$7.78	$11.19
Highest	$14.26	$23.31	$23.84	$17.32	$9.39	$13.50

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Growth and Income II	Invesco V.I. High Yield II	Invesco V.I. International Growth II	Invesco V.I. Managed Volatility II	Invesco V.I. Mid Cap Core Equity II	Invesco V.I. Mid Cap Growth II
ASSETS
Investments, at fair value	$28,545,940	$5,818,119	$1,390,470	$72,274	$793,488	$5,995,602
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$28,545,940	$5,818,119	$1,390,470	$72,274	$793,488	$5,995,602

NET ASSETS
Accumulation Units	$28,472,173	$5,812,284	$1,390,470	$72,274	$784,294	$5,958,441
Contracts in payout (annuitization) period	73,767	5,835	—	—	9,194	37,161
Total net assets	$28,545,940	$5,818,119	$1,390,470	$72,274	$793,488	$5,995,602

FUND SHARE INFORMATION
Number of shares	1,633,063	1,158,988	42,771	6,625	74,019	1,283,855
Cost of investments	$31,695,998	$6,553,871	$1,311,694	$94,208	$907,989	$6,126,187
UNIT VALUE
Lowest	$21.84	$8.50	$8.81	$20.98	$15.48	$18.03
Highest	$29.07	$21.96	$21.39	$24.66	$21.39	$30.69

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. S&P 500 Index II	Invesco V.I. Technology II	Invesco V.I. Value Opportunities II	AB VPS Growth	AB VPS Growth & Income	AB VPS International Value
ASSETS
Investments, at fair value	$39,992,120	$6,454	$2,487,134	$13,313,740	$35,050,307	$5,250,693
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$39,992,120	$6,454	$2,487,134	$13,313,740	$35,050,307	$5,250,693

NET ASSETS
Accumulation Units	$39,765,837	$6,454	$2,479,816	$13,237,307	$34,945,655	$5,248,287
Contracts in payout (annuitization) period	226,283	—	7,318	76,433	104,652	2,406
Total net assets	$39,992,120	$6,454	$2,487,134	$13,313,740	$35,050,307	$5,250,693

FUND SHARE INFORMATION
Number of shares	2,494,830	310	453,030	432,545	1,282,016	427,233
Cost of investments	$33,403,841	$4,778	$3,218,960	$10,370,697	$30,549,353	$6,631,314
UNIT VALUE
Lowest	$15.28	$20.43	$11.22	$13.90	$17.74	$8.10
Highest	$28.24	$24.02	$17.36	$33.86	$28.16	$9.71

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	American Century Variable Portfolios, Inc.	Deutsche DWS Variable Series I	Deutsche DWS Variable Series I
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AB VPS Large Cap Growth	AB VPS Small/Mid Cap Value	AB VPS Value	American Century VP International	DWS Bond VIP (Class A)	DWS Capital Growth VIP (Class A)
ASSETS
Investments, at fair value	$13,146,125	$7,426,694	$435,317	$5,648	$171,168	$1,210,608
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$13,146,125	$7,426,694	$435,317	$5,648	$171,168	$1,210,608

NET ASSETS
Accumulation Units	$13,130,216	$7,406,860	$435,317	$5,648	$154,620	$1,153,897
Contracts in payout (annuitization) period	15,909	19,834	—	—	16,548	56,711
Total net assets	$13,146,125	$7,426,694	$435,317	$5,648	$171,168	$1,210,608

FUND SHARE INFORMATION
Number of shares	268,782	443,385	30,188	592	32,296	44,393
Cost of investments	$9,461,183	$7,817,677	$362,579	$4,674	$184,293	$1,037,786
UNIT VALUE
Lowest	$13.53	$28.46	$11.65	$17.64	$16.48	$27.26
Highest	$32.30	$35.02	$13.96	$18.03	$16.82	$27.82

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Deutsche DWS Variable Series I	Deutsche DWS Variable Series I	Deutsche DWS Variable Series I	Deutsche DWS Variable Series II	Deutsche DWS Variable Series II	Deutsche DWS Variable Series II
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	DWS Core Equity VIP (Class A)	DWS CROCI® International VIP (Class A)	DWS Global Small Cap VIP (Class A)	DWS Global Income Builder VIP (Class A)	DWS Government Money Market VIP (Class A)	DWS Small Mid Cap Growth VIP (Class A)
ASSETS
Investments, at fair value	$476,368	$137,718	$589,699	$519,647	$65,979	$288,575
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$476,368	$137,718	$589,699	$519,647	$65,979	$288,575

NET ASSETS
Accumulation Units	$474,927	$123,318	$589,699	$461,885	$52,073	$288,575
Contracts in payout (annuitization) period	1,441	14,400	—	57,762	13,906	—
Total net assets	$476,368	$137,718	$589,699	$519,647	$65,979	$288,575

FUND SHARE INFORMATION
Number of shares	48,461	22,141	66,184	24,362	65,979	22,758
Cost of investments	$495,477	$204,140	$831,461	$542,010	$65,979	$375,063
UNIT VALUE
Lowest	$23.06	$11.22	$31.75	$16.87	$10.08	$20.31
Highest	$23.53	$11.45	$32.40	$17.11	$10.20	$20.59

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Dreyfus Stock Index Fund, Inc.	Dreyfus Variable Investment Fund	Dreyfus Variable Investment Fund	Federated Insurance Series	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Dreyfus Stock Index Fund, Inc. (Initial Shares)	VIF Government Money Market	VIF Growth & Income	Federated Government Money Fund II	VIP Contrafund	VIP Equity-Income
ASSETS
Investments, at fair value	$223,563	$178,268	$16,020	$2,642,433	$3,919,193	$511,787
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$223,563	$178,268	$16,020	$2,642,433	$3,919,193	$511,787

NET ASSETS
Accumulation Units	$221,683	$178,268	$16,020	$2,610,459	$3,901,437	$503,910
Contracts in payout (annuitization) period	1,880	—	—	31,974	17,756	7,877
Total net assets	$223,563	$178,268	$16,020	$2,642,433	$3,919,193	$511,787

FUND SHARE INFORMATION
Number of shares	4,564	178,268	572	2,642,433	121,979	25,125
Cost of investments	$147,670	$178,268	$14,026	$2,642,433	$3,430,909	$523,748
UNIT VALUE
Lowest	$17.04	$8.51	$17.15	$8.52	$23.53	$19.11
Highest	$27.84	$11.29	$25.00	$11.90	$43.16	$24.48

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Government Money Market	VIP Growth	VIP High Income	VIP Index 500	VIP Investment Grade Bond	VIP Overseas
ASSETS
Investments, at fair value	$36,559,063	$2,822,889	$235,890	$2,971,161	$659,095	$438,603
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$36,559,063	$2,822,889	$235,890	$2,971,161	$659,095	$438,603

NET ASSETS
Accumulation Units	$36,223,172	$2,789,432	$235,890	$2,968,992	$659,095	$438,239
Contracts in payout (annuitization) period	335,891	33,457	—	2,169	—	364
Total net assets	$36,559,063	$2,822,889	$235,890	$2,971,161	$659,095	$438,603

FUND SHARE INFORMATION
Number of shares	36,559,063	44,723	47,463	11,769	53,411	22,928
Cost of investments	$36,559,063	$2,257,727	$271,079	$1,788,216	$677,133	$448,986
UNIT VALUE
Lowest	$9.70	$15.10	$15.36	$17.50	$18.40	$11.14
Highest	$10.06	$33.35	$18.59	$21.30	$19.88	$14.77

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Contrafund (Service Class 2)	VIP Equity-Income (Service Class 2)	VIP Freedom 2010 Portfolio (Service Class 2)	VIP Freedom 2020 Portfolio (Service Class 2)	VIP Freedom 2030 Portfolio (Service Class 2)	VIP Freedom Income Portfolio (Service Class 2)
ASSETS
Investments, at fair value	$23,618,321	$417,117	$2,854,927	$2,736,654	$750,043	$725,666
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$23,618,321	$417,117	$2,854,927	$2,736,654	$750,043	$725,666

NET ASSETS
Accumulation Units	$23,589,686	$417,117	$2,636,557	$2,736,654	$750,043	$725,666
Contracts in payout (annuitization) period	28,635	—	218,370	—	—	—
Total net assets	$23,618,321	$417,117	$2,854,927	$2,736,654	$750,043	$725,666

FUND SHARE INFORMATION
Number of shares	754,338	21,013	233,246	218,932	58,098	65,790
Cost of investments	$22,159,057	$444,803	$2,640,167	$2,502,576	$671,223	$704,327
UNIT VALUE
Lowest	$15.86	$16.92	$12.55	$12.66	$13.11	$11.09
Highest	$32.80	$22.33	$15.04	$15.17	$15.71	$13.29

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Government Money Market (Service Class 2)	VIP Growth (Service Class 2)	VIP Growth & Income (Service Class 2)	VIP Growth Opportunities (Service Class 2)	VIP High Income (Service Class 2)	VIP Index 500 (Service Class 2)
ASSETS
Investments, at fair value	$46,263,429	$109,322	$3,482,835	$1,219,489	$1,570,499	$10,606,099
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$46,263,429	$109,322	$3,482,835	$1,219,489	$1,570,499	$10,606,099

NET ASSETS
Accumulation Units	$45,823,577	$109,322	$3,481,100	$1,219,489	$1,569,591	$10,606,099
Contracts in payout (annuitization) period	439,852	—	1,735	—	908	—
Total net assets	$46,263,429	$109,322	$3,482,835	$1,219,489	$1,570,499	$10,606,099

FUND SHARE INFORMATION
Number of shares	46,263,429	1,766	183,888	32,554	327,870	42,508
Cost of investments	$46,263,429	$74,093	$2,859,642	$1,119,402	$1,781,243	$8,430,673
UNIT VALUE
Lowest	$8.18	$17.78	$17.59	$23.19	$14.66	$17.02
Highest	$9.82	$26.89	$21.08	$27.79	$23.02	$26.46

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Investment Grade Bond (Service Class 2)	VIP Mid Cap (Service Class 2)	VIP Overseas (Service Class 2)	Franklin Flex Cap Growth VIP (Class 2)	Franklin Growth and Income VIP (Class 2)	Franklin Income VIP (Class 2)
ASSETS
Investments, at fair value	$580	$6,782,633	$6,589	$925,863	$16,048,289	$62,568,215
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$580	$6,782,633	$6,589	$925,863	$16,048,289	$62,568,215

NET ASSETS
Accumulation Units	$580	$6,729,228	$6,589	$925,863	$16,006,148	$62,020,592
Contracts in payout (annuitization) period	—	53,405	—	—	42,141	547,623
Total net assets	$580	$6,782,633	$6,589	$925,863	$16,048,289	$62,568,215

FUND SHARE INFORMATION
Number of shares	48	232,123	348	143,322	1,106,016	4,244,791
Cost of investments	$608	$7,377,584	$6,001	$1,176,638	$15,386,203	$64,731,566
UNIT VALUE
Lowest	$15.32	$14.72	$12.62	$19.07	$21.59	$15.61
Highest	$15.32	$24.00	$19.32	$22.85	$27.18	$19.29

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Franklin Large Cap Growth VIP (Class 2)	Franklin Mutual Global Discovery VIP (Class 2)	Franklin Mutual Shares VIP (Class 2)	Franklin Small Cap Value VIP (Class 2)	Franklin Small-Mid Cap Growth VIP (Class 2)	Franklin U.S. Government Securities VIP (Class 2)
ASSETS
Investments, at fair value	$14,716,845	$6,692,971	$33,513,199	$14,664,370	$613,144	$8,298,369
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$14,716,845	$6,692,971	$33,513,199	$14,664,370	$613,144	$8,298,369

NET ASSETS
Accumulation Units	$14,592,034	$6,604,624	$33,311,009	$14,601,321	$613,144	$8,124,599
Contracts in payout (annuitization) period	124,811	88,347	202,190	63,049	—	173,770
Total net assets	$14,716,845	$6,692,971	$33,513,199	$14,664,370	$613,144	$8,298,369

FUND SHARE INFORMATION
Number of shares	786,997	394,866	1,926,046	1,004,409	40,285	703,848
Cost of investments	$13,429,087	$7,996,497	$34,601,238	$16,911,746	$712,356	$8,880,088
UNIT VALUE
Lowest	$16.96	$13.47	$15.19	$19.89	$13.63	$10.31
Highest	$20.78	$20.25	$30.77	$37.31	$38.41	$12.71

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Templeton Developing Markets VIP (Class 2)	Templeton Foreign VIP (Class 2)	Templeton Global Bond VIP (Class 2)	Templeton Growth VIP (Class 2)	VIT Large Cap Value	VIT Mid Cap Value
ASSETS
Investments, at fair value	$6,039,389	$31,544,563	$885,577	$458,403	$1,505,089	$1,343,426
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$6,039,389	$31,544,563	$885,577	$458,403	$1,505,089	$1,343,426

NET ASSETS
Accumulation Units	$6,039,389	$31,421,391	$778,027	$448,855	$1,485,630	$1,343,426
Contracts in payout (annuitization) period	—	123,172	107,550	9,548	19,459	—
Total net assets	$6,039,389	$31,544,563	$885,577	$458,403	$1,505,089	$1,343,426

FUND SHARE INFORMATION
Number of shares	707,188	2,476,025	52,619	37,543	196,231	104,222
Cost of investments	$6,579,843	$36,065,054	$879,750	$478,090	$2,014,517	$1,599,071
UNIT VALUE
Lowest	$20.69	$11.95	$20.57	$14.38	$14.24	$17.31
Highest	$33.92	$20.85	$34.08	$22.25	$18.95	$43.59
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Janus Aspen Series	Lazard Retirement Series, Inc.	Legg Mason Partners Variable Equity Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIT Small Cap Equity Insights	VIT Strategic Growth	VIT U.S. Equity Insights	Janus Henderson VIT Forty (Institutional Shares)	Lazard Retirement Emerging Markets Equity	ClearBridge Variable Large Cap Value Portfolio I
ASSETS
Investments, at fair value	$3,065,980	$8,680	$2,850,434	$1,633	$116	$474
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$3,065,980	$8,680	$2,850,434	$1,633	$116	$474

NET ASSETS
Accumulation Units	$3,064,599	$8,680	$2,848,712	$1,633	$116	$474
Contracts in payout (annuitization) period	1,381	—	1,722	—	—	—
Total net assets	$3,065,980	$8,680	$2,850,434	$1,633	$116	$474

FUND SHARE INFORMATION
Number of shares	295,659	888	189,650	46	6	27
Cost of investments	$3,753,119	$10,172	$2,744,642	$1,421	$107	$471
UNIT VALUE
Lowest	$16.67	$15.98	$16.72	$34.23	$45.44	$21.11
Highest	$33.69	$25.40	$24.98	$34.23	$45.44	$21.11

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Bond-Debenture	Fundamental Equity	Growth and Income	Growth Opportunities	Mid-Cap Stock	MFS Growth
ASSETS
Investments, at fair value	$10,026,397	$2,542,178	$6,557,344	$4,417,974	$7,663,350	$728,239
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$10,026,397	$2,542,178	$6,557,344	$4,417,974	$7,663,350	$728,239

NET ASSETS
Accumulation Units	$9,868,768	$2,531,538	$6,493,687	$4,397,537	$7,627,685	$697,860
Contracts in payout (annuitization) period	157,629	10,640	63,657	20,437	35,665	30,379
Total net assets	$10,026,397	$2,542,178	$6,557,344	$4,417,974	$7,663,350	$728,239

FUND SHARE INFORMATION
Number of shares	904,909	179,914	213,943	421,562	385,869	15,491
Cost of investments	$10,730,818	$2,959,160	$6,325,818	$5,422,699	$8,021,109	$482,317
UNIT VALUE
Lowest	$15.84	$18.46	$15.05	$21.26	$14.48	$14.31
Highest	$19.41	$22.62	$18.44	$26.06	$17.74	$37.66

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust (Service Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Investors Trust	MFS New Discovery	MFS Research	MFS Total Return Bond	MFS Utilities	MFS Growth (Service Class)
ASSETS
Investments, at fair value	$707,004	$965,048	$434,413	$863,616	$234,031	$46,887
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$707,004	$965,048	$434,413	$863,616	$234,031	$46,887

NET ASSETS
Accumulation Units	$703,920	$965,048	$433,198	$863,616	$234,031	$46,887
Contracts in payout (annuitization) period	3,084	—	1,215	—	—	—
Total net assets	$707,004	$965,048	$434,413	$863,616	$234,031	$46,887

FUND SHARE INFORMATION
Number of shares	26,137	55,272	17,425	68,270	7,966	1,036
Cost of investments	$557,786	$886,090	$388,204	$861,377	$198,121	$25,097
UNIT VALUE
Lowest	$17.70	$20.63	$15.75	$18.82	$31.63	$20.38
Highest	$22.63	$44.70	$21.73	$20.34	$34.49	$33.66

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust II	Morgan Stanley Variable Insurance Fund, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Investors Trust (Service Class)	MFS New Discovery Series (Service Class)	MFS Research (Service Class)	MFS Utilities (Service Class)	MFS High Yield	Morgan Stanley VIF Core Plus Fixed Income
ASSETS
Investments, at fair value	$116,202	$62,076	$36,063	$444,825	$187,982	$158,487
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$116,202	$62,076	$36,063	$444,825	$187,982	$158,487

NET ASSETS
Accumulation Units	$116,202	$62,076	$36,063	$444,825	$187,982	$158,487
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$116,202	$62,076	$36,063	$444,825	$187,982	$158,487

FUND SHARE INFORMATION
Number of shares	4,355	3,902	1,465	15,413	35,603	14,909
Cost of investments	$86,895	$58,527	$27,334	$369,339	$215,501	$157,368
UNIT VALUE
Lowest	$18.09	$20.48	$18.40	$24.22	$18.82	$13.57
Highest	$24.95	$29.59	$27.47	$34.78	$20.34	$18.80

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley VIF Emerging Markets Equity	Morgan Stanley VIF Global Infrastructure	Morgan Stanley VIF Global Strategist	Morgan Stanley VIF Growth	Morgan Stanley VIF Mid Cap Growth	Morgan Stanley VIF U.S. Real Estate
ASSETS
Investments, at fair value	$11,441,247	$27,866,807	$45,412,176	$24,575,862	$11,423,015	$11,245,226
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$11,441,247	$27,866,807	$45,412,176	$24,575,862	$11,423,015	$11,245,226

NET ASSETS
Accumulation Units	$11,413,407	$27,171,286	$44,368,923	$24,401,590	$11,317,738	$11,214,366
Contracts in payout (annuitization) period	27,840	695,521	1,043,253	174,272	105,277	30,860
Total net assets	$11,441,247	$27,866,807	$45,412,176	$24,575,862	$11,423,015	$11,245,226

FUND SHARE INFORMATION
Number of shares	789,596	4,098,060	4,610,373	858,695	1,066,575	576,087
Cost of investments	$10,692,243	$33,988,396	$47,131,294	$21,288,293	$11,704,664	$8,932,252
UNIT VALUE
Lowest	$15.96	$15.60	$11.18	$21.59	$28.83	$27.31
Highest	$28.32	$63.68	$60.10	$40.80	$37.02	$53.96

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley VIF Emerging Markets Debt (Class II)	Morgan Stanley VIF Emerging Markets Equity (Class II)	Morgan Stanley VIF Global Franchise (Class II)	Morgan Stanley VIF Global Infrastructure (Class II)	Morgan Stanley VIF Global Strategist (Class II)	Morgan Stanley VIF Growth (Class II)
ASSETS
Investments, at fair value	$5,112,309	$2,923,441	$21,327,513	$8,388,342	$15,155,089	$5,196,704
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$5,112,309	$2,923,441	$21,327,513	$8,388,342	$15,155,089	$5,196,704

NET ASSETS
Accumulation Units	$5,112,309	$2,923,441	$21,269,958	$8,328,165	$15,045,098	$5,176,385
Contracts in payout (annuitization) period	—	—	57,555	60,177	109,991	20,319
Total net assets	$5,112,309	$2,923,441	$21,327,513	$8,388,342	$15,155,089	$5,196,704

FUND SHARE INFORMATION
Number of shares	727,213	202,454	1,907,649	1,240,879	1,548,017	192,828
Cost of investments	$5,862,448	$2,902,079	$26,515,795	$10,273,050	$15,635,826	$4,519,455
UNIT VALUE
Lowest	$17.61	$27.15	$25.62	$13.96	$12.09	$31.75
Highest	$26.73	$33.41	$38.88	$30.22	$17.78	$45.19

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley VIF Mid Cap Growth (Class II)	Morgan Stanley VIF U.S. Real Estate (Class II)	Income Plus	Multi Cap Growth	Income Plus (Class Y Shares)	Multi Cap Growth (Class Y Shares)
ASSETS
Investments, at fair value	$10,159,258	$19,934,871	$34,949,358	$190,226,536	$37,936,708	$48,920,086
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$10,159,258	$19,934,871	$34,949,358	$190,226,536	$37,936,708	$48,920,086

NET ASSETS
Accumulation Units	$10,118,253	$19,895,008	$34,381,832	$188,945,422	$37,712,495	$48,764,507
Contracts in payout (annuitization) period	41,005	39,863	567,526	1,281,114	224,213	155,579
Total net assets	$10,159,258	$19,934,871	$34,949,358	$190,226,536	$37,936,708	$48,920,086

FUND SHARE INFORMATION
Number of shares	974,977	1,027,571	3,350,849	4,103,247	3,644,256	1,110,054
Cost of investments	$10,505,663	$16,350,281	$36,216,398	$175,193,805	$39,395,753	$45,597,820
UNIT VALUE
Lowest	$17.68	$26.39	$17.67	$26.13	$13.82	$23.54
Highest	$42.18	$37.08	$55.37	$381.35	$21.01	$52.37

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Neuberger Berman Advisors Management Trust	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AMT Large Cap Value	Oppenheimer Capital Appreciation	Oppenheimer Conservative Balanced	Oppenheimer Discovery Mid Cap Growth	Oppenheimer Global	Oppenheimer Global Strategic Income
ASSETS
Investments, at fair value	$23,856	$2,589,074	$844,298	$519,656	$2,033,955	$1,104,420
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$23,856	$2,589,074	$844,298	$519,656	$2,033,955	$1,104,420

NET ASSETS
Accumulation Units	$23,856	$2,576,890	$825,718	$519,656	$2,033,750	$1,055,673
Contracts in payout (annuitization) period	—	12,184	18,580	—	205	48,747
Total net assets	$23,856	$2,589,074	$844,298	$519,656	$2,033,955	$1,104,420

FUND SHARE INFORMATION
Number of shares	1,636	53,383	58,510	7,570	53,525	237,000
Cost of investments	$24,229	$2,383,413	$792,818	$443,622	$1,793,147	$1,195,330
UNIT VALUE
Lowest	$22.43	$13.53	$12.19	$9.11	$20.23	$3.97
Highest	$24.51	$21.92	$16.39	$22.77	$33.93	$21.39

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Main Street	Oppenheimer Main Street Small Cap	Oppenheimer Total Return Bond	Oppenheimer Capital Appreciation (SS)	Oppenheimer Conservative Balanced (SS)	Oppenheimer Discovery Mid Cap Growth (SS)
ASSETS
Investments, at fair value	$1,045,464	$1,090,813	$440,294	$13,260,353	$5,061,276	$4,497,418
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$1,045,464	$1,090,813	$440,294	$13,260,353	$5,061,276	$4,497,418

NET ASSETS
Accumulation Units	$1,041,823	$1,090,813	$440,294	$13,212,847	$4,864,001	$4,483,746
Contracts in payout (annuitization) period	3,641	—	—	47,506	197,275	13,672
Total net assets	$1,045,464	$1,090,813	$440,294	$13,260,353	$5,061,276	$4,497,418

FUND SHARE INFORMATION
Number of shares	38,995	53,576	58,784	277,529	355,427	69,825
Cost of investments	$923,918	$1,164,464	$537,192	$12,127,025	$5,119,650	$3,956,705
UNIT VALUE
Lowest	$16.19	$37.13	$11.91	$19.06	$12.95	$22.21
Highest	$24.49	$40.13	$12.87	$23.83	$16.30	$27.96

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	PIMCO Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Global (SS)	Oppenheimer Global Strategic Income (SS)	Oppenheimer Main Street (SS)	Oppenheimer Main Street Small Cap (SS)	Oppenheimer Total Return Bond (SS)	PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
ASSETS
Investments, at fair value	$5,933,471	$27,811,395	$22,301,312	$9,697,945	$9,765,272	$433,892
Due from (to) Allstate Life Insurance Company	—		—	—	—	—
Total assets	$5,933,471	$27,811,395	$22,301,312	$9,697,945	$9,765,272	$433,892

NET ASSETS
Accumulation Units	$5,865,865	$27,613,607	$22,097,913	$9,582,721	$9,695,572	$433,892
Contracts in payout (annuitization) period	67,606	197,788	203,399	115,224	69,700	—
Total net assets	$5,933,471	$27,811,395	$22,301,312	$9,697,945	$9,765,272	$433,892

FUND SHARE INFORMATION
Number of shares	158,099	5,794,041	841,242	484,171	1,321,417	71,247
Cost of investments	$5,068,143	$30,369,296	$19,971,406	$9,578,871	$10,974,502	$1,020,241
UNIT VALUE
Lowest	$26.65	$14.78	$21.65	$30.25	$7.70	$4.22
Highest	$33.55	$18.60	$27.25	$38.08	$9.44	$5.00

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	PIMCO VIT Emerging Markets Bond (Advisor Shares)	PIMCO VIT International Bond (US Dollar-Hedged)	PIMCO VIT Real Return (Advisor Shares)	PIMCO VIT Total Return	PIMCO VIT Total Return (Advisor Shares)	VT Diversified Income
ASSETS
Investments, at fair value	$486,618	$643	$3,122,957	$1,765	$7,146,671	$14,509,152
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$486,618	$643	$3,122,957	$1,765	$7,146,671	$14,509,152

NET ASSETS
Accumulation Units	$486,618	$643	$3,108,397	$1,765	$7,146,671	$14,460,215
Contracts in payout (annuitization) period	—	—	14,560	—	—	48,937
Total net assets	$486,618	$643	$3,122,957	$1,765	$7,146,671	$14,509,152

FUND SHARE INFORMATION
Number of shares	40,518	59	263,541	168	681,934	2,488,705
Cost of investments	$538,791	$615	$3,325,239	$1,812	$7,385,790	$18,037,589
UNIT VALUE
Lowest	$13.95	$18.38	$11.27	$17.33	$12.97	$14.43
Highest	$16.49	$18.38	$13.32	$17.33	$15.34	$22.12

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Equity Income	VT George Putnam Balanced	VT Global Asset Allocation	VT Global Equity	VT Global Health Care	VT Global Utilities
ASSETS
Investments, at fair value	$137,308,212	$37,341,164	$14,792,177	$10,889,665	$18,552,014	$6,659,893
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$137,308,212	$37,341,164	$14,792,177	$10,889,665	$18,552,014	$6,659,893

NET ASSETS
Accumulation Units	$136,494,074	$37,042,268	$14,729,692	$10,858,952	$18,494,546	$6,630,694
Contracts in payout (annuitization) period	814,138	298,896	62,485	30,713	57,468	29,199
Total net assets	$137,308,212	$37,341,164	$14,792,177	$10,889,665	$18,552,014	$6,659,893

FUND SHARE INFORMATION
Number of shares	5,938,937	3,295,778	963,660	644,740	1,380,358	604,895
Cost of investments	$119,978,454	$32,250,053	$15,149,197	$9,536,933	$18,951,676	$7,859,014
UNIT VALUE
Lowest	$9.95	$14.33	$15.27	$7.55	$19.71	$12.35
Highest	$33.28	$18.98	$24.54	$18.24	$30.46	$25.76

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Government Money Market	VT Growth Opportunities	VT High Yield	VT Income	VT International Equity	VT International Growth
ASSETS
Investments, at fair value	$32,507,726	$86,740,878	$18,793,784	$42,591,610	$43,311,246	$7,361,497
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$32,507,726	$86,740,878	$18,793,784	$42,591,610	$43,311,246	$7,361,497

NET ASSETS
Accumulation Units	$32,329,452	$86,381,620	$18,674,967	$42,159,490	$43,043,443	$7,343,609
Contracts in payout (annuitization) period	178,274	359,258	118,817	432,120	267,803	17,888
Total net assets	$32,507,726	$86,740,878	$18,793,784	$42,591,610	$43,311,246	$7,361,497

FUND SHARE INFORMATION
Number of shares	32,507,726	9,063,833	3,201,667	3,980,524	3,558,853	419,220
Cost of investments	$32,507,726	$70,277,856	$21,116,819	$46,264,996	$51,062,428	$6,700,496
UNIT VALUE
Lowest	$7.64	$9.23	$16.31	$13.28	$8.45	$6.40
Highest	$11.38	$29.55	$26.30	$21.50	$18.59	$14.54

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT International Value	VT Mortgage Securities	VT Multi-Cap Core	VT Research	VT Small Cap Growth	VT Small Cap Value
ASSETS
Investments, at fair value	$7,775,007	$9,647,014	$38,963,966	$17,870,747	$2,727,053	$24,085,830
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$7,775,007	$9,647,014	$38,963,966	$17,870,747	$2,727,053	$24,085,830

NET ASSETS
Accumulation Units	$7,753,935	$9,459,138	$38,817,047	$17,770,651	$2,727,053	$24,045,974
Contracts in payout (annuitization) period	21,072	187,876	146,919	100,096	—	39,856
Total net assets	$7,775,007	$9,647,014	$38,963,966	$17,870,747	$2,727,053	$24,085,830

FUND SHARE INFORMATION
Number of shares	830,663	1,050,873	2,311,030	701,089	203,360	2,718,491
Cost of investments	$10,075,322	$11,439,557	$29,616,107	$9,182,742	$3,348,650	$36,801,156
UNIT VALUE
Lowest	$10.30	$8.82	$10.98	$13.96	$20.11	$18.11
Highest	$16.20	$19.19	$28.73	$29.53	$29.17	$39.40

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Putnam Variable Trust	Putnam Variable Trust	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
	Sub-Account	Sub-Account	Sub-Account
	VT Sustainable Future	VT Sustainable Leaders	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)
ASSETS
Investments, at fair value	$5,023,094	$63,087,131	$9,544
Due from (to) Allstate Life Insurance Company	—	—	—
Total assets	$5,023,094	$63,087,131	$9,544

NET ASSETS
Accumulation Units	$5,023,094	$62,953,205	$9,544
Contracts in payout (annuitization) period	—	133,926	—
Total net assets	$5,023,094	$63,087,131	$9,544

FUND SHARE INFORMATION
Number of shares	298,816	1,887,706	311
Cost of investments	$4,712,027	$47,898,601	$10,169
UNIT VALUE
Lowest	$23.62	$9.44	$11.47
Highest	$33.66	$35.36	$22.34

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Academic Strategies Asset Allocation	AST Advanced Strategies	AST Balanced Asset Allocation	AST BlackRock Global Strategies	AST BlackRock Low Duration Bond	AST BlackRock/Loomis Sayles Bond
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(56,960)	(27,113)	(76,334)	(184)	(956)	(831)
Administrative expense	(5,158)	(2,830)	(8,893)	(17)	(129)	(110)
Net investment income (loss)	(62,118)	(29,943)	(85,227)	(201)	(1,085)	(941)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,339,822	770,971	2,170,496	96,149	17,361	4,627
Cost of investments sold	1,043,836	471,518	1,238,979	95,390	17,617	4,217
Realized gains (losses) on fund
shares	295,986	299,453	931,517	759	(256)	410
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	295,986	299,453	931,517	759	(256)	410
Change in unrealized gains
(losses)	(555,974)	(390,438)	(1,157,535)	(233)	816	(955)
Net realized and change in
unrealized gains (losses) on
investments	(259,988)	(90,985)	(226,018)	526	560	(545)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(322,106)	$(120,928)	$(311,245)	$325	$(525)	$(1,486)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Bond Portfolio 2018*	AST Bond Portfolio 2019	AST Bond Portfolio 2022	AST Bond Portfolio 2023	AST Bond Portfolio 2024	AST Bond Portfolio 2026
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(2,696)	(5,106)	(1,726)	(1,206)	(650)	(10,820)
Administrative expense	(289)	(431)	(184)	(135)	(73)	(1,069)
Net investment income (loss)	(2,985)	(5,537)	(1,910)	(1,341)	(723)	(11,889)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	350,644	61,542	2,897	1,394	758	777,648
Cost of investments sold	302,535	65,182	2,870	1,287	698	798,325
Realized gains (losses) on fund
shares	48,109	(3,640)	27	107	60	(20,677)
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	48,109	(3,640)	27	107	60	(20,677)
Change in unrealized gains
(losses)	(46,877)	4,889	6,453	1,484	(400)	8,785
Net realized and change in
unrealized gains (losses) on
investments	1,232	1,249	6,480	1,591	(340)	(11,892)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,753)	$(4,288)	$4,570	$250	$(1,063)	$(23,781)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Bond Portfolio 2027	AST Capital Growth Asset Allocation	AST Cohen & Steers Realty	AST Fidelity Institutional AMSM Quantitative*	AST Global Real Estate	AST Goldman Sachs Large-Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,497)	(59,242)	(140)	(15,950)	(26)	(1,160)
Administrative expense	(137)	(5,873)	(14)	(1,808)	(3)	(117)
Net investment income (loss)	(1,634)	(65,115)	(154)	(17,758)	(29)	(1,277)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	148,339	2,194,687	976	333,478	401	2,175
Cost of investments sold	152,005	1,555,438	819	258,981	190	1,803
Realized gains (losses) on fund
shares	(3,666)	639,249	157	74,497	211	372
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	(3,666)	639,249	157	74,497	211	372
Change in unrealized gains
(losses)	1,162	(813,587)	(636)	(164,543)	(293)	(6,926)
Net realized and change in
unrealized gains (losses) on
investments	(2,504)	(174,338)	(479)	(90,046)	(82)	(6,554)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(4,138)	$(239,453)	$(633)	$(107,804)	$(111)	$(7,831)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Goldman Sachs Mid-Cap Growth	AST Goldman Sachs Multi-Asset	AST Goldman Sachs Small-Cap Value	AST Government Money Market	AST High Yield	AST Hotchkis & Wiley Large-Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$3,765	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,243)	(4,964)	(36)	(4,729)	(273)	(13)
Administrative expense	(172)	(572)	(4)	(457)	(43)	(3)
Net investment income (loss)	(1,415)	(5,536)	(40)	(1,421)	(316)	(16)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	26,721	35,161	198	548,236	769	17
Cost of investments sold	17,388	27,673	85	548,236	566	12
Realized gains (losses) on fund
shares	9,333	7,488	113	—	203	5
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	9,333	7,488	113	—	203	5
Change in unrealized gains
(losses)	(12,578)	(34,254)	(447)	—	(749)	(184)
Net realized and change in
unrealized gains (losses) on
investments	(3,245)	(26,766)	(334)	—	(546)	(179)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(4,660)	$(32,302)	$(374)	$(1,421)	$(862)	$(195)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST International Growth	AST International Value	AST Investment Grade Bond	AST J.P. Morgan Global Thematic	AST J.P. Morgan International Equity	AST J.P. Morgan Strategic Opportunities
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(501)	(480)	(29,457)	(2,574)	(1,662)	(31,788)
Administrative expense	(70)	(64)	(3,261)	(333)	(153)	(3,351)
Net investment income (loss)	(571)	(544)	(32,718)	(2,907)	(1,815)	(35,139)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	6,294	7,106	669,125	135,913	8,318	939,003
Cost of investments sold	5,254	6,180	646,259	128,743	6,595	741,380
Realized gains (losses) on fund
shares	1,040	926	22,866	7,170	1,723	197,623
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	1,040	926	22,866	7,170	1,723	197,623
Change in unrealized gains
(losses)	(7,087)	(7,602)	18,210	(25,195)	(19,707)	(304,001)
Net realized and change in
unrealized gains (losses) on
investments	(6,047)	(6,676)	41,076	(18,025)	(17,984)	(106,378)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(6,618)	$(7,220)	$8,358	$(20,932)	$(19,799)	$(141,517)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Loomis Sayles Large-Cap Growth	AST Lord Abbett Core Fixed Income*	AST MFS Global Equity	AST MFS Growth	AST Neuberger Berman/LSV Mid-Cap Value	AST New Discovery Asset Allocation
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(2,429)	(353)	(506)	(38)	(279)	(3,547)
Administrative expense	(291)	(52)	(80)	(6)	(35)	(277)
Net investment income (loss)	(2,720)	(405)	(586)	(44)	(314)	(3,824)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	19,360	48,804	11,287	701	2,902	19,853
Cost of investments sold	8,965	41,035	6,333	244	2,136	17,190
Realized gains (losses) on fund
shares	10,395	7,769	4,954	457	766	2,663
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	10,395	7,769	4,954	457	766	2,663
Change in unrealized gains
(losses)	(14,420)	(8,557)	(9,657)	(351)	(4,578)	(17,401)
Net realized and change in
unrealized gains (losses) on
investments	(4,025)	(788)	(4,703)	106	(3,812)	(14,738)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(6,745)	$(1,193)	$(5,289)	$62	$(4,126)	$(18,562)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Parametric Emerging Markets Equity	AST Preservation Asset Allocation	AST Prudential Growth Allocation	AST QMA US Equity Alpha	AST RCM World Trends	AST Small-Cap Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(80)	(65,859)	(165,481)	(534)	(20,442)	(9)
Administrative expense	(8)	(7,488)	(18,133)	(82)	(1,929)	(1)
Net investment income (loss)	(88)	(73,347)	(183,614)	(616)	(22,371)	(10)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	459	2,253,463	4,652,467	12,637	537,019	961
Cost of investments sold	411	1,657,152	3,470,465	7,341	337,743	821
Realized gains (losses) on fund
shares	48	596,311	1,182,002	5,296	199,276	140
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	48	596,311	1,182,002	5,296	199,276	140
Change in unrealized gains
(losses)	(817)	(705,263)	(1,977,070)	(9,245)	(284,253)	(157)
Net realized and change in
unrealized gains (losses) on
investments	(769)	(108,952)	(795,068)	(3,949)	(84,977)	(17)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(857)	$(182,299)	$(978,682)	$(4,565)	$(107,348)	$(27)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Small-Cap Growth Opportunities	AST Small-Cap Value	AST Templeton Global Bond	AST T. Rowe Price Asset Allocation	AST T. Rowe Price Large-Cap Growth	AST T. Rowe Price Large-Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(259)	(368)	(278)	(59,085)	(74)	(221)
Administrative expense	(36)	(49)	(33)	(5,857)	(10)	(27)
Net investment income (loss)	(295)	(417)	(311)	(64,942)	(84)	(248)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	3,194	1,424	1,986	1,431,394	1,414	1,296
Cost of investments sold	2,256	1,018	1,979	1,011,319	1,102	1,150
Realized gains (losses) on fund
shares	938	406	7	420,075	312	146
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	938	406	7	420,075	312	146
Change in unrealized gains
(losses)	(3,211)	(6,011)	444	(606,345)	(20)	(1,855)
Net realized and change in
unrealized gains (losses) on
investments	(2,273)	(5,605)	451	(186,270)	292	(1,709)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,568)	$(6,022)	$140	$(251,212)	$208	$(1,957)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST T. Rowe Price Natural Resources	AST WEDGE Capital Mid-Cap Value	AST Wellington Management Hedged Equity	AST Western Asset Core Plus Bond*	Invesco V.I. American Franchise	Invesco V.I. American Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$144,649
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(510)	(473)	(3,376)	(239)	(1,067,628)	(488,579)
Administrative expense	(63)	(52)	(352)	(39)	(77,665)	(34,270)
Net investment income (loss)	(573)	(525)	(3,728)	(278)	(1,145,293)	(378,200)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	6,105	525	28,046	2,409	13,561,761	5,960,920
Cost of investments sold	6,290	193	25,777	2,317	8,503,833	4,949,185
Realized gains (losses) on fund
shares	(185)	332	2,269	92	5,057,928	1,011,735
Realized gain distributions	—	—	—	—	4,718,329	4,139,646
Net realized gains (losses)	(185)	332	2,269	92	9,776,257	5,151,381
Change in unrealized gains
(losses)	(6,497)	(6,186)	(13,729)	64	(11,314,813)	(8,600,431)
Net realized and change in
unrealized gains (losses) on
investments	(6,682)	(5,854)	(11,460)	156	(1,538,556)	(3,449,050)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(7,255)	$(6,379)	$(15,188)	$(122)	$(2,683,849)	$(3,827,250)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Comstock	Invesco V.I. Core Equity	Invesco V.I. Core Plus Bond	Invesco V.I. Diversified Dividend	Invesco V.I. Equity and Income	Invesco V.I. Global Core Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$367,292	$515,341	$193,284	$2,694,086	$446,288	$252,450
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(301,178)	(787,765)	(72,723)	(1,521,159)	(274,367)	(319,625)
Administrative expense	(21,952)	(59,200)	(5,518)	(110,178)	(20,183)	(23,709)
Net investment income (loss)	44,162	(331,624)	115,043	1,062,749	151,738	(90,884)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	4,874,575	10,814,495	1,399,066	20,248,755	4,415,479	4,701,352
Cost of investments sold	3,393,302	8,202,630	1,561,300	10,826,248	3,740,333	3,730,542
Realized gains (losses) on fund
shares	1,481,273	2,611,865	(162,234)	9,422,507	675,146	970,810
Realized gain distributions	2,087,370	3,690,921	—	3,868,186	877,400	—
Net realized gains (losses)	3,568,643	6,302,786	(162,234)	13,290,693	1,552,546	970,810
Change in unrealized gains
(losses)	(6,335,734)	(11,846,607)	(173,543)	(24,394,107)	(3,831,991)	(4,720,287)
Net realized and change in
unrealized gains (losses) on
investments	(2,767,091)	(5,543,821)	(335,777)	(11,103,414)	(2,279,445)	(3,749,477)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,722,929)	$(5,875,445)	$(220,734)	$(10,040,665)	$(2,127,707)	$(3,840,361)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Government Money Market	Invesco V.I. Government Securities	Invesco V.I. High Yield	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Core Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$51,553	$115,695	$513,900	$290,015	$89,508	$43,039
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(43,838)	(71,576)	(138,078)	(192,061)	(72,901)	(118,238)
Administrative expense	(3,370)	(5,613)	(9,837)	(14,672)	(5,411)	(8,641)
Net investment income (loss)	4,345	38,506	365,985	83,282	11,196	(83,840)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	749,366	1,574,375	2,248,006	2,889,286	830,692	1,142,644
Cost of investments sold	749,366	1,680,716	2,329,319	1,801,983	880,564	1,031,774
Realized gains (losses) on fund
shares	—	(106,341)	(81,313)	1,087,303	(49,872)	110,870
Realized gain distributions	—	—	—	98,215	180,593	1,191,061
Net realized gains (losses)	—	(106,341)	(81,313)	1,185,518	130,721	1,301,931
Change in unrealized gains
(losses)	—	6,586	(764,921)	(3,679,766)	(793,165)	(2,292,222)
Net realized and change in
unrealized gains (losses) on
investments	—	(99,755)	(846,234)	(2,494,248)	(662,444)	(990,291)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$4,345	$(61,249)	$(480,249)	$(2,410,966)	$(651,248)	$(1,074,131)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Mid Cap Growth	Invesco V.I. S&P 500 Index	Invesco V.I. Technology	Invesco V.I. Value Opportunities	Invesco V.I. American Franchise II	Invesco V.I. American Value II
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$509,651	$—	$19,117	$—	$31,722
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(82,944)	(476,105)	(39,037)	(80,194)	(312,169)	(254,778)
Administrative expense	(6,384)	(33,833)	(2,980)	(6,120)	(28,751)	(32,419)
Net investment income (loss)	(89,328)	(287)	(42,017)	(67,197)	(340,920)	(255,475)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,322,631	7,534,019	472,415	1,034,572	4,629,609	3,553,600
Cost of investments sold	995,933	5,459,632	292,895	1,042,924	2,583,862	2,982,417
Realized gains (losses) on fund
shares	326,698	2,074,387	179,520	(8,352)	2,045,747	571,183
Realized gain distributions	666,975	2,517,940	131,848	613,327	1,199,420	2,288,019
Net realized gains (losses)	993,673	4,592,327	311,368	604,975	3,245,167	2,859,202
Change in unrealized gains
(losses)	(1,261,345)	(6,506,370)	(282,276)	(1,751,548)	(3,588,422)	(4,721,503)
Net realized and change in
unrealized gains (losses) on
investments	(267,672)	(1,914,043)	29,092	(1,146,573)	(343,255)	(1,862,301)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(357,000)	$(1,914,330)	$(12,925)	$(1,213,770)	$(684,175)	$(2,117,776)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Comstock II	Invesco V.I. Core Equity II	Invesco V.I. Core Plus Bond II	Invesco V.I. Diversified Dividend II	Invesco V.I. Equity and Income II	Invesco V.I. Global Core Equity II
NET INVESTMENT INCOME (LOSS)
Dividends	$947,522	$—	$3,699	$552,787	$459,457	$91,157
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,093,815)	(18,069)	(1,710)	(433,010)	(370,397)	(187,883)
Administrative expense	(107,251)	(1,816)	(108)	(33,873)	(39,446)	(15,313)
Net investment income (loss)	(253,544)	(19,885)	1,881	85,904	49,614	(112,039)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	14,469,824	185,515	2,069	4,845,993	4,714,188	1,822,558
Cost of investments sold	9,580,241	151,797	2,370	2,876,274	3,824,114	1,424,925
Realized gains (losses) on fund
shares	4,889,583	33,718	(301)	1,969,719	890,074	397,633
Realized gain distributions	6,517,217	69,661	—	886,950	1,020,839	—
Net realized gains (losses)	11,406,800	103,379	(301)	2,856,669	1,910,913	397,633
Change in unrealized gains
(losses)	(19,869,093)	(200,852)	(6,323)	(5,400,403)	(4,527,136)	(2,235,260)
Net realized and change in
unrealized gains (losses) on
investments	(8,462,293)	(97,473)	(6,624)	(2,543,734)	(2,616,223)	(1,837,627)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(8,715,837)	$(117,358)	$(4,743)	$(2,457,830)	$(2,566,609)	$(1,949,666)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Government Money Market II	Invesco V.I. Government Securities II	Invesco V.I. Growth and Income II	Invesco V.I. High Yield II	Invesco V.I. International Growth II	Invesco V.I. Managed Volatility II
NET INVESTMENT INCOME (LOSS)
Dividends	$6,242	$3,001	$616,700	$303,227	$30,454	$1,211
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(6,856)	(2,667)	(541,615)	(104,754)	(26,819)	(1,225)
Administrative expense	(490)	(156)	(69,244)	(8,828)	(3,128)	(82)
Net investment income (loss)	(1,104)	178	5,841	189,645	507	(96)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	71,610	15,909	8,550,665	1,115,212	486,722	10,992
Cost of investments sold	71,610	17,236	7,585,194	1,182,457	414,240	12,347
Realized gains (losses) on fund
shares	—	(1,327)	965,471	(67,245)	72,482	(1,355)
Realized gain distributions	—	—	3,241,942	—	11,946	2,903
Net realized gains (losses)	—	(1,327)	4,207,413	(67,245)	84,428	1,548
Change in unrealized gains
(losses)	—	(1,325)	(9,301,320)	(462,208)	(381,943)	(11,995)
Net realized and change in
unrealized gains (losses) on
investments	—	(2,652)	(5,093,907)	(529,453)	(297,515)	(10,447)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,104)	$(2,474)	$(5,088,066)	$(339,808)	$(297,008)	$(10,543)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	Alliance Bernstein Variable Product Series Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Mid Cap Core Equity II	Invesco V.I. Mid Cap Growth II	Invesco V.I. S&P 500 Index II	Invesco V.I. Technology II	Invesco V.I. Value Opportunities II	AB VPS Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$1,076	$—	$580,731	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(15,248)	(112,257)	(760,594)	(107)	(47,097)	(231,532)
Administrative expense	(1,553)	(10,339)	(64,852)	(7)	(5,529)	(20,933)
Net investment income (loss)	(15,725)	(122,596)	(244,715)	(114)	(52,626)	(252,465)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	154,619	1,415,918	9,662,659	410	459,760	2,621,690
Cost of investments sold	146,892	1,168,385	6,736,770	256	448,980	1,701,877
Realized gains (losses) on fund
shares	7,727	247,533	2,925,889	154	10,780	919,813
Realized gain distributions	137,863	763,468	3,458,129	346	310,600	1,862,413
Net realized gains (losses)	145,590	1,011,001	6,384,018	500	321,380	2,782,226
Change in unrealized gains
(losses)	(249,831)	(1,328,034)	(8,843,846)	(506)	(898,510)	(2,106,171)
Net realized and change in
unrealized gains (losses) on
investments	(104,241)	(317,033)	(2,459,828)	(6)	(577,130)	676,055

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(119,966)	$(439,629)	$(2,704,543)	$(120)	$(629,756)	$423,590

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	American Century Variable Portfolios, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AB VPS Growth & Income	AB VPS International Value	AB VPS Large Cap Growth	AB VPS Small/Mid Cap Value	AB VPS Value	American Century VP International
NET INVESTMENT INCOME (LOSS)
Dividends	$297,551	$70,973	$—	$21,037	$5,473	$85
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(644,863)	(99,798)	(238,257)	(147,919)	(8,975)	(91)
Administrative expense	(46,446)	(12,411)	(17,436)	(18,265)	(1,062)	(7)
Net investment income (loss)	(393,758)	(41,236)	(255,693)	(145,147)	(4,564)	(13)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	7,087,684	1,096,483	2,978,375	2,251,843	106,750	103
Cost of investments sold	5,136,037	1,117,390	1,828,460	1,889,410	76,335	70
Realized gains (losses) on fund
shares	1,951,647	(20,907)	1,149,915	362,433	30,415	33
Realized gain distributions	4,523,054	—	1,722,923	748,735	—	438
Net realized gains (losses)	6,474,701	(20,907)	2,872,838	1,111,168	30,415	471
Change in unrealized gains
(losses)	(8,835,648)	(1,583,195)	(2,392,285)	(2,483,558)	(116,140)	(1,568)
Net realized and change in
unrealized gains (losses) on
investments	(2,360,947)	(1,604,102)	480,553	(1,372,390)	(85,725)	(1,097)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,754,705)	$(1,645,338)	$224,860	$(1,517,537)	$(90,289)	$(1,110)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Deutsche DWS Variable Series I*	Deutsche DWS Variable Series I*	Deutsche DWS Variable Series I*	Deutsche DWS Variable Series I*	Deutsche DWS Variable Series I*	Deutsche DWS Variable Series II*
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	DWS Bond VIP (Class A)*	DWS Capital Growth VIP (Class A)*	DWS Core Equity VIP (Class A)*	DWS CROCI® International VIP (Class A)*	DWS Global Small Cap VIP (Class A)*	DWS Global Income Builder VIP (Class A)*
NET INVESTMENT INCOME (LOSS)
Dividends	$8,461	$10,545	$10,965	$1,818	$2,185	$36,874
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(729)	(5,950)	(2,440)	(697)	(3,192)	(3,523)
Administrative expense	(545)	(4,358)	(1,745)	(495)	(2,299)	(2,566)
Net investment income (loss)	7,187	237	6,780	626	(3,306)	30,785

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	30,866	240,898	142,411	21,312	104,604	464,601
Cost of investments sold	32,693	184,035	128,649	27,215	118,673	443,674
Realized gains (losses) on fund
shares	(1,827)	56,863	13,762	(5,903)	(14,069)	20,927
Realized gain distributions	—	134,037	163,636	—	102,967	89,287
Net realized gains (losses)	(1,827)	190,900	177,398	(5,903)	88,898	110,214
Change in unrealized gains
(losses)	(11,767)	(204,989)	(211,241)	(19,218)	(242,084)	(188,004)
Net realized and change in
unrealized gains (losses) on
investments	(13,594)	(14,089)	(33,843)	(25,121)	(153,186)	(77,790)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(6,407)	$(13,852)	$(27,063)	$(24,495)	$(156,492)	$(47,005)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Deutsche DWS Variable Series II*	Deutsche DWS Variable Series II*	Dreyfus Stock Index Fund, Inc.	Dreyfus Variable Investment Fund	Dreyfus Variable Investment Fund	Federated Insurance Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	DWS Government Money Market VIP (Class A)*	DWS Small Mid Cap Growth VIP (Class A)*	Dreyfus Stock Index Fund, Inc. (Initial Shares)	VIF Government Money Market	VIF Growth & Income	Federated Government Money Fund II
NET INVESTMENT INCOME (LOSS)
Dividends	$1,148	$—	$4,114	$2,360	$172	$36,099
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(372)	(1,503)	(3,293)	(2,410)	(281)	(38,335)
Administrative expense	(269)	(1,093)	(249)	(189)	(21)	(2,940)
Net investment income (loss)	507	(2,596)	572	(239)	(130)	(5,176)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	79,287	87,814	9,316	55,036	5,462	456,618
Cost of investments sold	79,287	72,420	5,653	55,036	4,328	456,618
Realized gains (losses) on fund
shares	—	15,394	3,663	—	1,134	—
Realized gain distributions	—	114,579	5,549	—	2,031	—
Net realized gains (losses)	—	129,973	9,212	—	3,165	—
Change in unrealized gains
(losses)	—	(173,456)	(23,980)	—	(3,874)	—
Net realized and change in
unrealized gains (losses) on
investments	—	(43,483)	(14,768)	—	(709)	—

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$507	$(46,079)	$(14,196)	$(239)	$(839)	$(5,176)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Contrafund	VIP Equity-Income	VIP Government Money Market	VIP Growth	VIP High Income	VIP Index 500
NET INVESTMENT INCOME (LOSS)
Dividends	$31,236	$12,865	$388,191	$7,817	$14,888	$61,722
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(56,090)	(7,705)	(305,552)	(42,131)	(3,466)	(43,919)
Administrative expense	(4,460)	(578)	(22,315)	(3,295)	(283)	(3,413)
Net investment income (loss)	(29,314)	4,582	60,324	(37,609)	11,139	14,390

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	257,319	39,234	11,385,443	481,827	125,788	500,325
Cost of investments sold	191,778	36,980	11,385,443	344,913	134,242	259,159
Realized gains (losses) on fund
shares	65,541	2,254	—	136,914	(8,454)	241,166
Realized gain distributions	377,103	26,339	—	462,525	—	16,355
Net realized gains (losses)	442,644	28,593	—	599,439	(8,454)	257,521
Change in unrealized gains
(losses)	(735,837)	(88,352)	—	(583,818)	(14,808)	(440,516)
Net realized and change in
unrealized gains (losses) on
investments	(293,193)	(59,759)	—	15,621	(23,262)	(182,995)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(322,507)	$(55,177)	$60,324	$(21,988)	$(12,123)	$(168,605)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Investment Grade Bond	VIP Overseas	VIP Contrafund (Service Class 2)	VIP Equity-Income (Service Class 2)	VIP Freedom 2010 Portfolio (Service Class 2)	VIP Freedom 2020 Portfolio (Service Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$16,563	$8,003	$122,084	$9,638	$42,726	$39,829
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(7,984)	(7,567)	(417,253)	(6,947)	(44,157)	(45,754)
Administrative expense	(686)	(573)	(54,619)	(469)	(5,902)	(5,872)
Net investment income (loss)	7,893	(137)	(349,788)	2,222	(7,333)	(11,797)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	59,727	106,138	6,317,367	29,189	468,821	449,513
Cost of investments sold	60,838	91,315	5,273,001	28,273	393,265	389,459
Realized gains (losses) on fund
shares	(1,111)	14,823	1,044,366	916	75,556	60,054
Realized gain distributions	4,321	—	2,644,024	22,111	88,811	93,154
Net realized gains (losses)	3,210	14,823	3,688,390	23,027	164,367	153,208
Change in unrealized gains
(losses)	(24,224)	(105,139)	(5,343,569)	(71,931)	(330,313)	(381,840)
Net realized and change in
unrealized gains (losses) on
investments	(21,014)	(90,316)	(1,655,179)	(48,904)	(165,946)	(228,632)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(13,121)	$(90,453)	$(2,004,967)	$(46,682)	$(173,279)	$(240,429)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Freedom 2030 Portfolio (Service Class 2)	VIP Freedom Income Portfolio (Service Class 2)	VIP Government Money Market (Service Class 2)	VIP Growth (Service Class 2)	VIP Growth & Income (Service Class 2)	VIP Growth Opportunities (Service Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$10,187	$11,142	$450,602	$53	$8,579	$1,505
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(19,083)	(11,537)	(500,489)	(1,963)	(66,393)	(23,997)
Administrative expense	(2,509)	(1,487)	(48,440)	(130)	(8,209)	(3,164)
Net investment income (loss)	(11,405)	(1,882)	(98,327)	(2,040)	(66,023)	(25,656)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	835,444	179,934	10,064,963	16,657	1,136,906	723,183
Cost of investments sold	666,364	168,567	10,064,963	9,947	836,368	653,377
Realized gains (losses) on fund
shares	169,080	11,367	—	6,710	300,538	69,806
Realized gain distributions	34,231	8,896	—	18,198	259,515	95,398
Net realized gains (losses)	203,311	20,263	—	24,908	560,053	165,204
Change in unrealized gains
(losses)	(280,851)	(49,234)	—	(23,647)	(907,614)	9,885
Net realized and change in
unrealized gains (losses) on
investments	(77,540)	(28,971)	—	1,261	(347,561)	175,089

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(88,945)	$(30,853)	$(98,327)	$(779)	$(413,584)	$149,433

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP High Income (Service Class 2)	VIP Index 500 (Service Class 2)	VIP Investment Grade Bond (Service Class 2)	VIP Mid Cap (Service Class 2)	VIP Overseas (Service Class 2)	Franklin Flex Cap Growth VIP (Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$97,240	$189,889	$13	$34,847	$102	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(27,840)	(190,588)	(8)	(131,378)	(126)	(18,373)
Administrative expense	(3,332)	(24,107)	—	(16,991)	(6)	(2,316)
Net investment income (loss)	66,068	(24,806)	5	(113,522)	(30)	(20,689)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	510,955	4,123,222	11	1,913,685	528	516,431
Cost of investments sold	542,408	2,855,181	13	1,739,369	446	573,957
Realized gains (losses) on fund
shares	(31,453)	1,268,041	(2)	174,316	82	(57,526)
Realized gain distributions	—	68,101	4	817,023	—	210,043
Net realized gains (losses)	(31,453)	1,336,142	2	991,339	82	152,517
Change in unrealized gains
(losses)	(128,216)	(1,992,626)	(20)	(2,187,155)	(1,364)	(92,758)
Net realized and change in
unrealized gains (losses) on
investments	(159,669)	(656,484)	(18)	(1,195,816)	(1,282)	59,759

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(93,601)	$(681,290)	$(13)	$(1,309,338)	$(1,312)	$39,070

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Franklin Growth and Income VIP (Class 2)	Franklin Income VIP (Class 2)	Franklin Large Cap Growth VIP (Class 2)	Franklin Mutual Global Discovery VIP (Class 2)	Franklin Mutual Shares VIP (Class 2)	Franklin Small Cap Value VIP (Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$456,183	$3,443,254	$—	$185,704	$939,870	$164,773
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(270,062)	(1,039,319)	(269,972)	(116,646)	(601,301)	(268,661)
Administrative expense	(35,872)	(115,682)	(35,542)	(15,656)	(70,141)	(32,820)
Net investment income (loss)	150,249	2,288,253	(305,514)	53,402	268,428	(136,708)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	3,466,739	12,924,150	6,176,238	1,637,337	8,643,238	3,938,977
Cost of investments sold	3,094,201	12,502,410	4,866,476	1,704,090	7,692,154	3,740,481
Realized gains (losses) on fund
shares	372,538	421,740	1,309,762	(66,753)	951,084	198,496
Realized gain distributions	503,186	—	1,488,751	98,388	1,463,493	2,806,123
Net realized gains (losses)	875,724	421,740	2,798,513	31,635	2,414,577	3,004,619
Change in unrealized gains
(losses)	(2,097,046)	(6,655,420)	(2,481,868)	(1,064,693)	(6,657,654)	(5,378,514)
Net realized and change in
unrealized gains (losses) on
investments	(1,221,322)	(6,233,680)	316,645	(1,033,058)	(4,243,077)	(2,373,895)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,071,073)	$(3,945,427)	$11,131	$(979,656)	$(3,974,649)	$(2,510,603)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Franklin Small-Mid Cap Growth VIP (Class 2)	Franklin U.S. Government Securities VIP (Class 2)	Templeton Developing Markets VIP (Class 2)	Templeton Foreign VIP (Class 2)	Templeton Global Bond VIP (Class 2)	Templeton Growth VIP (Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$230,880	$62,424	$1,023,694	$—	$12,121
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(9,761)	(121,104)	(109,309)	(567,362)	(12,967)	(8,103)
Administrative expense	(1,245)	(16,416)	(13,913)	(65,177)	(1,350)	(615)
Net investment income (loss)	(11,006)	93,360	(60,798)	391,155	(14,317)	3,403

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	50,798	2,453,225	1,527,459	7,760,790	140,742	147,947
Cost of investments sold	50,195	2,645,956	1,497,740	7,712,255	140,190	129,100
Realized gains (losses) on fund
shares	603	(192,731)	29,719	48,535	552	18,847
Realized gain distributions	70,396	—	—	—	—	51,332
Net realized gains (losses)	70,999	(192,731)	29,719	48,535	552	70,179
Change in unrealized gains
(losses)	(103,335)	(30,169)	(1,293,261)	(7,036,186)	17,723	(166,624)
Net realized and change in
unrealized gains (losses) on
investments	(32,336)	(222,900)	(1,263,542)	(6,987,651)	18,275	(96,445)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(43,342)	$(129,540)	$(1,324,340)	$(6,596,496)	$3,958	$(93,042)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Janus Aspen Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIT Large Cap Value	VIT Mid Cap Value	VIT Small Cap Equity Insights	VIT Strategic Growth	VIT U.S. Equity Insights	Janus Henderson VIT Forty (Institutional Shares)*
NET INVESTMENT INCOME (LOSS)
Dividends	$21,663	$20,776	$16,894	$43	$39,280	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(29,370)	(26,243)	(59,414)	(147)	(52,875)	(39)
Administrative expense	(3,604)	(3,460)	(7,258)	(10)	(6,594)	(3)
Net investment income (loss)	(11,311)	(8,927)	(49,778)	(114)	(20,189)	(42)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	616,250	641,712	1,090,352	398	788,461	13,479
Cost of investments sold	699,626	601,520	996,216	257	557,132	9,186
Realized gains (losses) on fund
shares	(83,376)	40,192	94,136	141	231,329	4,293
Realized gain distributions	92,827	188,420	506,230	4,327	460,271	259
Net realized gains (losses)	9,451	228,612	600,366	4,468	691,600	4,552
Change in unrealized gains
(losses)	(154,794)	(406,584)	(845,423)	(4,585)	(884,902)	(3,468)
Net realized and change in
unrealized gains (losses) on
investments	(145,343)	(177,972)	(245,057)	(117)	(193,302)	1,084

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(156,654)	$(186,899)	$(294,835)	$(231)	$(213,491)	$1,042

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Lazard Retirement Series, Inc.	Legg Mason Partners Variable Equity Trust	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Lazard Retirement Emerging Markets Equity	ClearBridge Variable Large Cap Value Portfolio I	Bond-Debenture	Fundamental Equity	Growth and Income	Growth Opportunities
NET INVESTMENT INCOME (LOSS)
Dividends	$2	$8	$463,652	$43,227	$100,797	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1)	(7)	(164,694)	(46,314)	(113,853)	(73,467)
Administrative expense	—	—	(21,921)	(6,023)	(15,117)	(10,007)
Net investment income (loss)	1	1	277,037	(9,110)	(28,173)	(83,474)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2	12	2,500,177	818,697	2,006,386	1,201,568
Cost of investments sold	2	10	2,433,655	770,469	1,614,166	1,136,944
Realized gains (losses) on fund
shares	—	2	66,522	48,228	392,220	64,624
Realized gain distributions	—	34	239,683	437,908	583,827	1,059,010
Net realized gains (losses)	—	36	306,205	486,136	976,047	1,123,634
Change in unrealized gains
(losses)	(24)	(89)	(1,207,216)	(769,831)	(1,661,255)	(1,212,966)
Net realized and change in
unrealized gains (losses) on
investments	(24)	(53)	(901,011)	(283,695)	(685,208)	(89,332)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(23)	$(52)	$(623,974)	$(292,805)	$(713,381)	$(172,806)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Lord Abbett Series Fund	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Mid-Cap Stock	MFS Growth	MFS Investors Trust	MFS New Discovery	MFS Research	MFS Total Return Bond
NET INVESTMENT INCOME (LOSS)
Dividends	$62,421	$797	$4,948	$—	$3,420	$28,689
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(151,905)	(11,380)	(10,520)	(14,445)	(6,713)	(9,668)
Administrative expense	(19,396)	(876)	(804)	(1,192)	(497)	(834)
Net investment income (loss)	(108,880)	(11,459)	(6,376)	(15,637)	(3,790)	18,187

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,366,129	152,474	68,971	270,422	46,106	50,860
Cost of investments sold	2,098,558	88,572	47,361	188,761	33,569	50,022
Realized gains (losses) on fund
shares	267,571	63,902	21,610	81,661	12,537	838
Realized gain distributions	298,433	59,157	34,387	146,393	56,488	—
Net realized gains (losses)	566,004	123,059	55,997	228,054	69,025	838
Change in unrealized gains
(losses)	(2,049,892)	(90,117)	(100,511)	(211,786)	(89,770)	(38,376)
Net realized and change in
unrealized gains (losses) on
investments	(1,483,888)	32,942	(44,514)	16,268	(20,745)	(37,538)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,592,768)	$21,483	$(50,890)	$631	$(24,535)	$(19,351)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	MFS Variable Insurance Trust	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Utilities	MFS Growth (Service Class)	MFS Investors Trust (Service Class)	MFS New Discovery Series (Service Class)*	MFS Research (Service Class)	MFS Utilities (Service Class)
NET INVESTMENT INCOME (LOSS)
Dividends	$2,823	$—	$601	$—	$181	$3,906
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(3,290)	(1,003)	(1,923)	(1,063)	(577)	(6,971)
Administrative expense	(251)	(65)	(134)	(75)	(40)	(481)
Net investment income (loss)	(718)	(1,068)	(1,456)	(1,138)	(436)	(3,546)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	22,680	46,686	11,139	11,532	1,349	111,119
Cost of investments sold	18,911	34,496	7,431	8,794	797	91,199
Realized gains (losses) on fund
shares	3,769	12,190	3,708	2,738	552	19,920
Realized gain distributions	980	3,606	6,054	10,805	4,653	1,786
Net realized gains (losses)	4,749	15,796	9,762	13,543	5,205	21,706
Change in unrealized gains
(losses)	(4,559)	(11,933)	(16,968)	(13,257)	(7,076)	(20,626)
Net realized and change in
unrealized gains (losses) on
investments	190	3,863	(7,206)	286	(1,871)	1,080

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(528)	$2,795	$(8,662)	$(852)	$(2,307)	$(2,466)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	MFS Variable Insurance Trust II	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS High Yield	Morgan Stanley VIF Core Plus Fixed Income	Morgan Stanley VIF Emerging Markets Equity	Morgan Stanley VIF Global Infrastructure	Morgan Stanley VIF Global Strategist	Morgan Stanley VIF Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$11,410	$4,175	$65,207	$1,008,542	$590,607	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(2,523)	(2,369)	(217,706)	(429,328)	(687,898)	(424,420)
Administrative expense	(219)	(165)	(14,108)	(31,378)	(45,126)	(32,078)
Net investment income (loss)	8,668	1,641	(166,607)	547,836	(142,417)	(456,498)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	44,024	13,680	2,605,568	6,525,199	8,897,777	6,550,655
Cost of investments sold	47,108	13,438	2,202,258	7,351,482	8,359,792	4,452,345
Realized gains (losses) on fund
shares	(3,084)	242	403,310	(826,283)	537,985	2,098,310
Realized gain distributions	—	—	—	1,258,744	2,265,214	5,174,739
Net realized gains (losses)	(3,084)	242	403,310	432,461	2,803,199	7,273,049
Change in unrealized gains
(losses)	(14,459)	(5,636)	(3,033,168)	(3,999,149)	(6,583,021)	(4,995,083)
Net realized and change in
unrealized gains (losses) on
investments	(17,543)	(5,394)	(2,629,858)	(3,566,688)	(3,779,822)	2,277,966

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(8,875)	$(3,753)	$(2,796,465)	$(3,018,852)	$(3,922,239)	$1,821,468

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley VIF Mid Cap Growth	Morgan Stanley VIF U.S. Real Estate	Morgan Stanley VIF Emerging Markets Debt (Class II)	Morgan Stanley VIF Emerging Markets Equity (Class II)	Morgan Stanley VIF Global Franchise (Class II)	Morgan Stanley VIF Global Infrastructure (Class II)
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$348,586	$326,973	$14,970	$252,825	$271,820
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(198,264)	(203,978)	(82,666)	(56,846)	(367,656)	(158,160)
Administrative expense	(12,483)	(12,875)	(11,035)	(7,331)	(46,774)	(10,702)
Net investment income (loss)	(210,747)	131,733	233,272	(49,207)	(161,605)	102,958

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,541,650	2,261,597	1,256,177	1,152,582	4,834,862	1,683,614
Cost of investments sold	2,228,438	1,682,448	1,374,539	1,005,225	5,328,723	1,907,010
Realized gains (losses) on fund
shares	313,212	579,149	(118,362)	147,357	(493,861)	(223,396)
Realized gain distributions	2,645,373	—	—	—	3,977,105	369,796
Net realized gains (losses)	2,958,585	579,149	(118,362)	147,357	3,483,244	146,400
Change in unrealized gains
(losses)	(1,707,554)	(1,924,163)	(642,055)	(869,072)	(4,010,270)	(1,188,862)
Net realized and change in
unrealized gains (losses) on
investments	1,251,031	(1,345,014)	(760,417)	(721,715)	(527,026)	(1,042,462)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,040,284	$(1,213,281)	$(527,145)	$(770,922)	$(688,631)	$(939,504)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley VIF Global Strategist (Class II)	Morgan Stanley VIF Growth (Class II)	Morgan Stanley VIF Mid Cap Growth (Class II)	Morgan Stanley VIF U.S. Real Estate (Class II)	European Equity*	Income Plus
NET INVESTMENT INCOME (LOSS)
Dividends	$184,485	$—	$—	$547,340	$507,809	$1,338,016
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(289,667)	(84,901)	(181,454)	(330,087)	(223,960)	(512,719)
Administrative expense	(22,381)	(11,096)	(23,054)	(43,271)	(15,835)	(37,576)
Net investment income (loss)	(127,563)	(95,997)	(204,508)	173,982	268,014	787,721

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	3,160,420	1,379,641	3,812,656	4,289,074	21,613,759	8,084,298
Cost of investments sold	2,981,107	890,950	3,130,653	3,260,414	22,965,833	8,077,783
Realized gains (losses) on fund
shares	179,313	488,691	682,003	1,028,660	(1,352,074)	6,515
Realized gain distributions	781,090	1,118,571	2,491,473	—	—	826,315
Net realized gains (losses)	960,403	1,607,262	3,173,476	1,028,660	(1,352,074)	832,830
Change in unrealized gains
(losses)	(2,245,419)	(1,173,536)	(1,711,516)	(3,364,524)	(1,238,884)	(3,862,996)
Net realized and change in
unrealized gains (losses) on
investments	(1,285,016)	433,726	1,461,960	(2,335,864)	(2,590,958)	(3,030,166)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,412,579)	$337,729	$1,257,452	$(2,161,882)	$(2,322,944)	$(2,242,445)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Limited Duration*	Multi Cap Growth	European Equity (Class Y Shares)*	Income Plus (Class Y Shares)	Limited Duration (Class Y Shares)*	Multi Cap Growth (Class Y Shares)
NET INVESTMENT INCOME (LOSS)
Dividends	$72,426	$—	$116,566	$1,352,400	$242,638	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(49,556)	(2,784,866)	(72,703)	(670,811)	(243,433)	(907,671)
Administrative expense	(3,632)	(189,616)	(5,421)	(63,342)	(19,793)	(70,658)
Net investment income (loss)	19,238	(2,974,482)	38,442	618,247	(20,588)	(978,329)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	5,139,719	37,731,157	5,777,276	9,095,782	20,169,028	10,465,987
Cost of investments sold	5,956,290	27,880,074	6,120,184	9,152,597	23,778,875	7,738,494
Realized gains (losses) on fund
shares	(816,571)	9,851,083	(342,908)	(56,815)	(3,609,847)	2,727,493
Realized gain distributions	—	56,140,199	—	911,475	—	15,186,501
Net realized gains (losses)	(816,571)	65,991,282	(342,908)	854,660	(3,609,847)	17,913,994
Change in unrealized gains
(losses)	716,714	(38,893,111)	(335,574)	(4,169,998)	3,216,114	(10,779,952)
Net realized and change in
unrealized gains (losses) on
investments	(99,857)	27,098,171	(678,482)	(3,315,338)	(393,733)	7,134,042

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(80,619)	$24,123,689	$(640,040)	$(2,697,091)	$(414,321)	$6,155,713

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Neuberger Berman Advisors Management Trust	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AMT Large Cap Value	Oppenheimer Capital Appreciation	Oppenheimer Conservative Balanced	Oppenheimer Discovery Mid Cap Growth	Oppenheimer Global	Oppenheimer Global Strategic Income
NET INVESTMENT INCOME (LOSS)
Dividends	$297	$9,418	$17,971	$—	$23,940	$61,006
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(370)	(37,763)	(12,276)	(9,225)	(30,091)	(16,520)
Administrative expense	(25)	(2,957)	(924)	(663)	(2,455)	(1,231)
Net investment income (loss)	(98)	(31,302)	4,771	(9,888)	(8,606)	43,255

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	657	216,393	94,360	100,134	358,347	301,952
Cost of investments sold	590	170,661	82,832	77,085	245,593	311,815
Realized gains (losses) on fund
shares	67	45,732	11,528	23,049	112,754	(9,863)
Realized gain distributions	2,641	221,492	21,250	93,613	169,257	—
Net realized gains (losses)	2,708	267,224	32,778	116,662	282,011	(9,863)
Change in unrealized gains
(losses)	(3,249)	(426,964)	(99,403)	(143,718)	(617,484)	(105,644)
Net realized and change in
unrealized gains (losses) on
investments	(541)	(159,740)	(66,625)	(27,056)	(335,473)	(115,507)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(639)	$(191,042)	$(61,854)	$(36,944)	$(344,079)	$(72,252)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Main Street	Oppenheimer Main Street Small Cap	Oppenheimer Total Return Bond	Oppenheimer Capital Appreciation (SS)	Oppenheimer Conservative Balanced (SS)	Oppenheimer Discovery Mid Cap Growth (SS)
NET INVESTMENT INCOME (LOSS)
Dividends	$14,063	$3,957	$15,995	$—	$101,659	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(16,959)	(17,150)	(5,649)	(225,729)	(85,814)	(87,881)
Administrative expense	(1,235)	(1,323)	(469)	(30,162)	(11,263)	(11,281)
Net investment income (loss)	(4,131)	(14,516)	9,877	(255,891)	4,582	(99,162)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	186,683	128,354	64,746	3,073,191	1,304,121	1,305,539
Cost of investments sold	150,281	102,005	79,130	2,409,304	1,233,032	983,783
Realized gains (losses) on fund
shares	36,402	26,349	(14,384)	663,887	71,089	321,756
Realized gain distributions	105,774	162,972	—	1,223,804	139,688	860,403
Net realized gains (losses)	142,176	189,321	(14,384)	1,887,691	210,777	1,182,159
Change in unrealized gains
(losses)	(244,520)	(314,936)	(7,169)	(2,573,007)	(621,435)	(1,470,524)
Net realized and change in
unrealized gains (losses) on
investments	(102,344)	(125,615)	(21,553)	(685,316)	(410,658)	(288,365)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(106,475)	$(140,131)	$(11,676)	$(941,207)	$(406,076)	$(387,527)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	PIMCO Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Global (SS)	Oppenheimer Global Strategic Income (SS)	Oppenheimer Main Street (SS)	Oppenheimer Main Street Small Cap (SS)	Oppenheimer Total Return Bond (SS)	PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
NET INVESTMENT INCOME (LOSS)
Dividends	$55,470	$1,398,536	$251,842	$7,361	$337,692	$10,552
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(104,762)	(444,285)	(405,736)	(180,965)	(148,633)	(7,913)
Administrative expense	(14,112)	(59,853)	(52,823)	(23,865)	(21,068)	(1,022)
Net investment income (loss)	(63,404)	894,398	(206,717)	(197,469)	167,991	1,617

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,317,466	6,536,286	6,596,788	3,223,903	2,890,588	107,264
Cost of investments sold	909,110	6,853,170	5,207,437	2,565,424	3,226,997	228,658
Realized gains (losses) on fund
shares	408,356	(316,884)	1,389,351	658,479	(336,409)	(121,394)
Realized gain distributions	517,361	—	2,454,107	1,606,674	—	—
Net realized gains (losses)	925,717	(316,884)	3,843,458	2,265,153	(336,409)	(121,394)
Change in unrealized gains
(losses)	(1,894,265)	(2,520,856)	(6,008,151)	(3,277,112)	(175,638)	37,516
Net realized and change in
unrealized gains (losses) on
investments	(968,548)	(2,837,740)	(2,164,693)	(1,011,959)	(512,047)	(83,878)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,031,952)	$(1,943,342)	$(2,371,410)	$(1,209,428)	$(344,056)	$(82,261)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	PIMCO VIT Emerging Markets Bond (Advisor Shares)	PIMCO VIT International Bond (US Dollar-Hedged)*	PIMCO VIT Real Return (Advisor Shares)	PIMCO VIT Total Return	PIMCO VIT Total Return (Advisor Shares)	VT Diversified Income
NET INVESTMENT INCOME (LOSS)
Dividends	$21,540	$8	$80,332	$48	$192,383	$682,661
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(7,874)	(8)	(50,442)	(26)	(117,121)	(225,919)
Administrative expense	(1,025)	(1)	(6,493)	(3)	(15,131)	(206)
Net investment income (loss)	12,641	(1)	23,397	19	60,131	456,536

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	99,017	13	652,113	201	2,312,681	2,895,401
Cost of investments sold	106,682	12	681,302	207	2,359,140	3,498,192
Realized gains (losses) on fund
shares	(7,665)	1	(29,189)	(6)	(46,459)	(602,791)
Realized gain distributions	—	2	—	23	90,257	—
Net realized gains (losses)	(7,665)	3	(29,189)	17	43,798	(602,791)
Change in unrealized gains
(losses)	(41,454)	1	(132,208)	(75)	(301,385)	(181,675)
Net realized and change in
unrealized gains (losses) on
investments	(49,119)	4	(161,397)	(58)	(257,587)	(784,466)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(36,478)	$3	$(138,000)	$(39)	$(197,456)	$(327,930)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Equity Income	VT George Putnam Balanced	VT Global Asset Allocation	VT Global Equity	VT Global Health Care	VT Global Utilities
NET INVESTMENT INCOME (LOSS)
Dividends	$1,169,007	$297,581	$341,326	$42,534	$207,671	$178,427
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(2,320,400)	(597,552)	(250,342)	(182,918)	(295,541)	(100,771)
Administrative expense	(72,494)	(24,577)	(11,399)	—	(5,634)	(1,365)
Net investment income (loss)	(1,223,887)	(324,548)	79,585	(140,384)	(93,504)	76,291

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	26,658,439	7,485,572	5,296,947	1,894,317	2,981,137	1,045,745
Cost of investments sold	20,568,341	6,148,833	4,862,721	1,438,850	2,796,638	1,208,281
Realized gains (losses) on fund
shares	6,090,098	1,336,739	434,226	455,467	184,499	(162,536)
Realized gain distributions	7,497,983	—	1,445,980	—	3,459,489	454,622
Net realized gains (losses)	13,588,081	1,336,739	1,880,206	455,467	3,643,988	292,086
Change in unrealized gains
(losses)	(27,146,971)	(2,773,829)	(3,368,032)	(2,034,490)	(3,838,858)	(511,310)
Net realized and change in
unrealized gains (losses) on
investments	(13,558,890)	(1,437,090)	(1,487,826)	(1,579,023)	(194,870)	(219,224)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(14,782,777)	$(1,761,638)	$(1,408,241)	$(1,719,407)	$(288,374)	$(142,933)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Government Money Market	VT Growth Opportunities	VT High Yield	VT Income	VT International Equity	VT International Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$392,577	$—	$1,249,506	$1,434,505	$760,458	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(480,823)	(1,430,746)	(300,277)	(648,251)	(790,016)	(133,327)
Administrative expense	(52,202)	(49,318)	(19,689)	(41,655)	(40,475)	—
Net investment income (loss)	(140,448)	(1,480,064)	929,540	744,599	(70,033)	(133,327)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	12,928,389	16,123,195	3,699,282	8,655,402	8,463,928	1,621,306
Cost of investments sold	12,928,389	11,996,179	3,955,815	9,403,036	8,304,847	1,194,719
Realized gains (losses) on fund
shares	—	4,127,016	(256,533)	(747,634)	159,081	426,587
Realized gain distributions	—	5,991,769	—	—	—	785,257
Net realized gains (losses)	—	10,118,785	(256,533)	(747,634)	159,081	1,211,844
Change in unrealized gains
(losses)	—	(6,855,623)	(1,804,062)	(634,752)	(11,284,994)	(2,910,466)
Net realized and change in
unrealized gains (losses) on
investments	—	3,263,162	(2,060,595)	(1,382,386)	(11,125,913)	(1,698,622)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(140,448)	$1,783,098	$(1,131,055)	$(637,787)	$(11,195,946)	$(1,831,949)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT International Value	VT Mortgage Securities*	VT Multi-Cap Core*	VT Research	VT Small Cap Growth*	VT Small Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$201,352	$301,784	$516,732	$—	$—	$126,863
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(135,334)	(149,557)	(649,553)	(297,265)	(48,025)	(462,618)
Administrative expense	(1)	—	(14,238)	(2,879)	—	(11,214)
Net investment income (loss)	66,017	152,227	(147,059)	(300,144)	(48,025)	(346,969)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,566,233	2,149,975	6,758,816	3,875,012	557,461	4,619,959
Cost of investments sold	1,724,586	2,544,099	4,467,677	1,822,854	550,392	5,311,859
Realized gains (losses) on fund
shares	(158,353)	(394,124)	2,291,139	2,052,158	7,069	(691,900)
Realized gain distributions	—	—	4,459,377	—	496,570	9,685,906
Net realized gains (losses)	(158,353)	(394,124)	6,750,516	2,052,158	503,639	8,994,006
Change in unrealized gains
(losses)	(1,745,180)	(12,087)	(10,332,999)	(2,810,486)	(930,573)	(15,121,956)
Net realized and change in
unrealized gains (losses) on
investments	(1,903,533)	(406,211)	(3,582,483)	(758,328)	(426,934)	(6,127,950)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,837,516)	$(253,984)	$(3,729,542)	$(1,058,472)	$(474,959)	$(6,474,919)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Putnam Variable Trust	Putnam Variable Trust	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
	Sub-Account	Sub-Account	Sub-Account
	VT Sustainable Future*	VT Sustainable Leaders*	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)
NET INVESTMENT INCOME (LOSS)
Dividends	$33,273	$—	$465
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(81,805)	(1,021,896)	(269)
Administrative expense	—	(11,087)	(23)
Net investment income (loss)	(48,532)	(1,032,983)	173

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	954,487	10,529,326	17,860
Cost of investments sold	798,892	7,005,337	16,638
Realized gains (losses) on fund
shares	155,595	3,523,989	1,222
Realized gain distributions	190,930	9,231,958	4,921
Net realized gains (losses)	346,525	12,755,947	6,143
Change in unrealized gains
(losses)	(622,613)	(13,066,663)	(5,536)
Net realized and change in
unrealized gains (losses) on
investments	(276,088)	(310,716)	607

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(324,620)	$(1,343,699)	$780

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Academic Strategies Asset Allocation		AST Advanced Strategies		AST Balanced Asset Allocation
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(62,118)	$(71,752)	$(29,943)	$(37,752)	$(85,227)	$(102,137)
Net realized gains (losses)	295,986	196,917	299,453	147,369	931,517	563,531
Change in unrealized gains (losses)	(555,974)	282,221	(390,438)	201,240	(1,157,535)	422,548
Increase (decrease) in net assets from operations	(322,106)	407,386	(120,928)	310,857	(311,245)	883,942

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,010	1,350	—	—	48,209	6,650
Benefit payments	—	—	—	—	(353)	(310)
Payments on termination	(307,088)	(641,470)	(557,224)	(293,572)	(1,423,626)	(1,303,223)
Contract Maintenance Charge	(11,040)	(11,813)	(9,460)	(9,086)	(32,725)	(40,470)
Transfers among the sub-accounts and with the
Fixed Account - net	(810,066)	166,115	(6,153)	8,871	(546,613)	59,293
Increase (decrease) in net assets from contract
transactions	(1,127,184)	(485,818)	(572,837)	(293,787)	(1,955,108)	(1,278,060)

INCREASE (DECREASE) IN NET ASSETS	(1,449,290)	(78,432)	(693,765)	17,070	(2,266,353)	(394,118)
NET ASSETS AT BEGINNING OF PERIOD	4,015,244	4,093,676	2,210,529	2,193,459	6,947,330	7,341,448
NET ASSETS AT END OF PERIOD	$2,565,954	$4,015,244	$1,516,764	$2,210,529	$4,680,977	$6,947,330

UNITS OUTSTANDING
Units outstanding at beginning of period	335,226	376,458	139,366	159,319	454,135	547,239
Units issued	12,688	27,151	10,199	5,092	8,892	9,926
Units redeemed	(109,450)	(68,383)	(48,038)	(25,045)	(134,980)	(103,030)
Units outstanding at end of period	238,464	335,226	101,527	139,366	328,047	454,135

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST BlackRock Global Strategies		AST BlackRock Low Duration Bond		AST BlackRock/Loomis Sayles Bond
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(201)	$(595)	$(1,085)	$(1,259)	$(941)	$(989)
Net realized gains (losses)	759	5,573	(256)	(129)	410	737
Change in unrealized gains (losses)	(233)	(2,583)	816	1,832	(955)	2,565
Increase (decrease) in net assets from operations	325	2,395	(525)	444	(1,486)	2,313

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	(264)	(291)	(569)	(629)
Payments on termination	(95,943)	(17,630)	(15,992)	(3,608)	(1,763)	(5,492)
Contract Maintenance Charge	(6)	—	(21)	(28)	(24)	(26)
Transfers among the sub-accounts and with the
Fixed Account - net	95,341	(270)	1	12,286	(373)	728
Increase (decrease) in net assets from contract
transactions	(608)	(17,900)	(16,276)	8,359	(2,729)	(5,419)

INCREASE (DECREASE) IN NET ASSETS	(283)	(15,505)	(16,801)	8,803	(4,215)	(3,106)
NET ASSETS AT BEGINNING OF PERIOD	4,105	19,610	97,932	89,129	75,593	78,699
NET ASSETS AT END OF PERIOD	$3,822	$4,105	$81,131	$97,932	$71,378	$75,593

UNITS OUTSTANDING
Units outstanding at beginning of period	323	1,710	8,524	7,759	5,365	5,758
Units issued	7,688	7,766	—	1,102	71	141
Units redeemed	(7,689)	(9,153)	(1,425)	(337)	(269)	(534)
Units outstanding at end of period	322	323	7,099	8,524	5,167	5,365

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Bond Portfolio 2018*		AST Bond Portfolio 2019		AST Bond Portfolio 2022
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,985)	$(5,538)	$(5,537)	$(5,961)	$(1,910)	$(2,120)
Net realized gains (losses)	48,109	8,645	(3,640)	(203)	27	18,636
Change in unrealized gains (losses)	(46,877)	(6,080)	4,889	2,604	6,453	(15,579)
Increase (decrease) in net assets from operations	(1,753)	(2,973)	(4,288)	(3,560)	4,570	937

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(1,026)	(64,580)	(55,971)	—	(1,026)	(147,790)
Contract Maintenance Charge	(210)	(210)	(35)	(35)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(346,423)	—	—	1	287,795	(1)
Increase (decrease) in net assets from contract
transactions	(347,659)	(64,790)	(56,006)	(34)	286,769	(147,791)

INCREASE (DECREASE) IN NET ASSETS	(349,412)	(67,763)	(60,294)	(3,594)	291,339	(146,854)
NET ASSETS AT BEGINNING OF PERIOD	349,412	417,175	312,631	316,225	—	146,854
NET ASSETS AT END OF PERIOD	$—	$349,412	$252,337	$312,631	$291,339	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	25,615	30,311	23,461	23,464	—	12,219
Units issued	1	—	—	—	24,342	—
Units redeemed	(25,616)	(4,696)	(4,089)	(3)	(87)	(12,219)
Units outstanding at end of period	—	25,615	19,372	23,461	24,255	—

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Bond Portfolio 2023		AST Bond Portfolio 2024		AST Bond Portfolio 2026
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,341)	$(850)	$(723)	$(851)	$(11,889)	$(11,672)
Net realized gains (losses)	107	130	60	2,971	(20,677)	(8,846)
Change in unrealized gains (losses)	1,484	831	(400)	(1,990)	8,785	32,782
Increase (decrease) in net assets from operations	250	111	(1,063)	130	(23,781)	12,264

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	—	—	—	(30,000)	(443,289)	(21,437)
Contract Maintenance Charge	(70)	(70)	(35)	(35)	(266)	(276)
Transfers among the sub-accounts and with the
Fixed Account - net	59,482	—	—	(1)	249,594	(134,917)
Increase (decrease) in net assets from contract
transactions	59,412	(70)	(35)	(30,036)	(193,961)	(156,630)

INCREASE (DECREASE) IN NET ASSETS	59,662	41	(1,098)	(29,906)	(217,742)	(144,366)
NET ASSETS AT BEGINNING OF PERIOD	56,748	56,707	50,090	79,996	650,072	794,438
NET ASSETS AT END OF PERIOD	$116,410	$56,748	$48,992	$50,090	$432,330	$650,072

UNITS OUTSTANDING
Units outstanding at beginning of period	5,444	5,450	4,960	7,935	64,672	79,536
Units issued	5,929	—	—	—	59,908	39,112
Units redeemed	(8)	(6)	(4)	(2,975)	(80,750)	(53,976)
Units outstanding at end of period	11,365	5,444	4,956	4,960	43,830	64,672

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Bond Portfolio 2027		AST Capital Growth Asset Allocation		AST Cohen & Steers Realty
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,634)	$(3,608)	$(65,115)	$(79,369)	$(154)	$(158)
Net realized gains (losses)	(3,666)	(8,873)	639,249	389,553	157	115
Change in unrealized gains (losses)	1,162	19,347	(813,587)	366,908	(636)	476
Increase (decrease) in net assets from operations	(4,138)	6,866	(239,453)	677,092	(633)	433

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	4,140	4,140	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(84,188)	(171,614)	(1,599,835)	(736,414)	(353)	(224)
Contract Maintenance Charge	(77)	(107)	(12,550)	(12,961)	(10)	(14)
Transfers among the sub-accounts and with the
Fixed Account - net	33,399	(58,323)	127,415	641,414	(112)	175
Increase (decrease) in net assets from contract
transactions	(50,866)	(230,044)	(1,480,830)	(103,821)	(475)	(63)

INCREASE (DECREASE) IN NET ASSETS	(55,004)	(223,178)	(1,720,283)	573,271	(1,108)	370
NET ASSETS AT BEGINNING OF PERIOD	109,368	332,546	4,984,650	4,411,379	10,120	9,750
NET ASSETS AT END OF PERIOD	$54,364	$109,368	$3,264,367	$4,984,650	$9,012	$10,120

UNITS OUTSTANDING
Units outstanding at beginning of period	10,987	33,602	333,941	341,624	594	598
Units issued	10,184	15,007	40,943	89,630	21	26
Units redeemed	(15,569)	(37,622)	(141,715)	(97,313)	(49)	(30)
Units outstanding at end of period	5,602	10,987	233,169	333,941	566	594

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Fidelity Institutional AMSM Quantitative*		AST Global Real Estate		AST Goldman Sachs Large-Cap Value
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(17,758)	$(22,628)	$(29)	$(32)	$(1,277)	$(1,261)
Net realized gains (losses)	74,497	112,984	211	139	372	1,005
Change in unrealized gains (losses)	(164,543)	106,349	(293)	69	(6,926)	6,250
Increase (decrease) in net assets from operations	(107,804)	196,705	(111)	176	(7,831)	5,994

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	(840)	(890)
Payments on termination	(93,743)	(227,037)	(362)	(261)	(43)	(3,948)
Contract Maintenance Charge	(5,130)	(5,394)	(10)	(13)	(14)	(15)
Transfers among the sub-accounts and with the
Fixed Account - net	(142,599)	(114,631)	—	(1)	—	1
Increase (decrease) in net assets from contract
transactions	(241,472)	(347,062)	(372)	(275)	(897)	(4,852)

INCREASE (DECREASE) IN NET ASSETS	(349,276)	(150,357)	(483)	(99)	(8,728)	1,142
NET ASSETS AT BEGINNING OF PERIOD	1,298,383	1,448,740	2,088	2,187	78,899	77,757
NET ASSETS AT END OF PERIOD	$949,107	$1,298,383	$1,605	$2,088	$70,171	$78,899

UNITS OUTSTANDING
Units outstanding at beginning of period	98,360	126,896	151	173	5,725	6,082
Units issued	5,942	13,441	—	—	—	—
Units redeemed	(25,260)	(41,977)	(26)	(22)	(61)	(357)
Units outstanding at end of period	79,042	98,360	125	151	5,664	5,725

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Goldman Sachs Mid-Cap Growth		AST Goldman Sachs Multi-Asset		AST Goldman Sachs Small-Cap Value
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,415)	$(1,384)	$(5,536)	$(6,378)	$(40)	$(91)
Net realized gains (losses)	9,333	767	7,488	9,795	113	3,915
Change in unrealized gains (losses)	(12,578)	26,217	(34,254)	37,258	(447)	(3,485)
Increase (decrease) in net assets from operations	(4,660)	25,600	(32,302)	40,675	(374)	339

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(519)	(491)	—	—	—	—
Payments on termination	(22,820)	(929)	(8,744)	(2,904)	(143)	(6,515)
Contract Maintenance Charge	(19)	(18)	(836)	(834)	(15)	(15)
Transfers among the sub-accounts and with the
Fixed Account - net	(645)	724	(13,356)	(99,846)	1	(4)
Increase (decrease) in net assets from contract
transactions	(24,003)	(714)	(22,936)	(103,584)	(157)	(6,534)

INCREASE (DECREASE) IN NET ASSETS	(28,663)	24,886	(55,238)	(62,909)	(531)	(6,195)
NET ASSETS AT BEGINNING OF PERIOD	125,244	100,358	394,411	457,320	2,591	8,786
NET ASSETS AT END OF PERIOD	$96,581	$125,244	$339,173	$394,411	$2,060	$2,591

UNITS OUTSTANDING
Units outstanding at beginning of period	5,829	5,863	29,220	38,058	106	386
Units issued	62	105	515	14,231	—	—
Units redeemed	(1,125)	(139)	(2,346)	(23,069)	(6)	(280)
Units outstanding at end of period	4,766	5,829	27,389	29,220	100	106

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Government Money Market		AST High Yield		AST Hotchkis & Wiley Large-Cap Value
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,421)	$(5,490)	$(316)	$(313)	$(16)	$(12)
Net realized gains (losses)	—	—	203	489	5	4
Change in unrealized gains (losses)	—	—	(749)	1,541	(184)	204
Increase (decrease) in net assets from operations	(1,421)	(5,490)	(862)	1,717	(195)	196

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	4	—	—	—	—
Benefit payments	(811,274)	(314,728)	(357)	(382)	—	—
Payments on termination	(124,546)	(572)	(79)	(804)	—	—
Contract Maintenance Charge	(41)	(41)	(20)	(20)	(2)	(2)
Transfers among the sub-accounts and with the
Fixed Account - net	811,277	226,058	454	(505)	1	—
Increase (decrease) in net assets from contract
transactions	(124,584)	(89,279)	(2)	(1,711)	(1)	(2)

INCREASE (DECREASE) IN NET ASSETS	(126,005)	(94,769)	(864)	6	(196)	194
NET ASSETS AT BEGINNING OF PERIOD	363,490	458,259	27,944	27,938	1,277	1,083
NET ASSETS AT END OF PERIOD	$237,485	$363,490	$27,080	$27,944	$1,081	$1,277

UNITS OUTSTANDING
Units outstanding at beginning of period	40,871	51,054	1,672	1,777	80	80
Units issued	45,569	33,339	27	—	—	—
Units redeemed	(58,914)	(43,522)	(27)	(105)	—	—
Units outstanding at end of period	27,526	40,871	1,672	1,672	80	80

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST International Growth		AST International Value		AST Investment Grade Bond
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(571)	$(545)	$(544)	$(649)	$(32,718)	$(30,982)
Net realized gains (losses)	1,040	1,189	926	1,071	22,866	69,761
Change in unrealized gains (losses)	(7,087)	12,126	(7,602)	9,754	18,210	25,522
Increase (decrease) in net assets from operations	(6,618)	12,770	(7,220)	10,176	8,358	64,301

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(987)	(4,817)	(6,543)	(12,636)	(142,107)	(142,140)
Contract Maintenance Charge	(26)	(26)	(19)	(19)	(19,066)	(18,581)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,194)	1,238	—	—	2,606,072	(1,059,767)
Increase (decrease) in net assets from contract
transactions	(2,207)	(3,605)	(6,562)	(12,655)	2,444,899	(1,220,488)

INCREASE (DECREASE) IN NET ASSETS	(8,825)	9,165	(13,782)	(2,479)	2,453,257	(1,156,187)
NET ASSETS AT BEGINNING OF PERIOD	49,009	39,844	48,460	50,939	1,525,966	2,682,153
NET ASSETS AT END OF PERIOD	$40,184	$49,009	$34,678	$48,460	$3,979,223	$1,525,966

UNITS OUTSTANDING
Units outstanding at beginning of period	4,088	4,446	4,557	5,804	93,877	169,581
Units issued	314	439	—	—	195,393	7,697
Units redeemed	(489)	(797)	(613)	(1,247)	(40,337)	(83,401)
Units outstanding at end of period	3,913	4,088	3,944	4,557	248,933	93,877

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST J.P. Morgan Global Thematic		AST J.P. Morgan International Equity		AST J.P. Morgan Strategic Opportunities
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,907)	$(2,280)	$(1,815)	$(917)	$(35,139)	$(41,625)
Net realized gains (losses)	7,170	4,759	1,723	246	197,623	65,985
Change in unrealized gains (losses)	(25,195)	16,593	(19,707)	14,770	(304,001)	225,977
Increase (decrease) in net assets from operations	(20,932)	19,072	(19,799)	14,099	(141,517)	250,337

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	1,835	1,835
Benefit payments	—	—	—	—	—	—
Payments on termination	(108,111)	(9,838)	(6,500)	(296)	(168,426)	(126,323)
Contract Maintenance Charge	(983)	(645)	(4)	(4)	(10,395)	(10,585)
Transfers among the sub-accounts and with the
Fixed Account - net	205,803	29,333	1	50,000	(602,533)	129,920
Increase (decrease) in net assets from contract
transactions	96,709	18,850	(6,503)	49,700	(779,519)	(5,153)

INCREASE (DECREASE) IN NET ASSETS	75,777	37,922	(26,302)	63,799	(921,036)	245,184
NET ASSETS AT BEGINNING OF PERIOD	150,902	112,980	111,122	47,323	2,676,829	2,431,645
NET ASSETS AT END OF PERIOD	$226,679	$150,902	$84,820	$111,122	$1,755,793	$2,676,829

UNITS OUTSTANDING
Units outstanding at beginning of period	9,735	8,323	9,775	5,208	199,774	199,597
Units issued	15,016	15,478	—	4,594	9,668	18,500
Units redeemed	(8,975)	(14,066)	(534)	(27)	(71,209)	(18,323)
Units outstanding at end of period	15,776	9,735	9,241	9,775	138,233	199,774

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Loomis Sayles Large-Cap Growth		AST Lord Abbett Core Fixed Income*		AST MFS Global Equity
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,720)	$(2,579)	$(405)	$(606)	$(586)	$(709)
Net realized gains (losses)	10,395	12,917	7,769	594	4,954	5,809
Change in unrealized gains (losses)	(14,420)	40,213	(8,557)	1,105	(9,657)	7,985
Increase (decrease) in net assets from operations	(6,745)	50,551	(1,193)	1,093	(5,289)	13,085

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(2,521)	(2,342)	(427)	(631)	(963)	(974)
Payments on termination	(13,917)	(22,503)	—	(2,320)	(9,736)	(12,476)
Contract Maintenance Charge	(43)	(40)	(15)	(24)	(2)	(2)
Transfers among the sub-accounts and with the
Fixed Account - net	(129)	(105)	(47,957)	(1)	1	(1)
Increase (decrease) in net assets from contract
transactions	(16,610)	(24,990)	(48,399)	(2,976)	(10,700)	(13,453)

INCREASE (DECREASE) IN NET ASSETS	(23,355)	25,561	(49,592)	(1,883)	(15,989)	(368)
NET ASSETS AT BEGINNING OF PERIOD	195,270	169,709	49,592	51,475	60,519	60,887
NET ASSETS AT END OF PERIOD	$171,915	$195,270	$—	$49,592	$44,530	$60,519

UNITS OUTSTANDING
Units outstanding at beginning of period	9,110	10,362	3,563	3,777	3,222	3,973
Units issued	1	—	—	—	—	—
Units redeemed	(733)	(1,252)	(3,563)	(214)	(574)	(751)
Units outstanding at end of period	8,378	9,110	—	3,563	2,648	3,222

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST MFS Growth		AST Neuberger Berman/LSV Mid-Cap Value		AST New Discovery Asset Allocation
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(44)	$(46)	$(314)	$(337)	$(3,824)	$(3,768)
Net realized gains (losses)	457	319	766	2,334	2,663	1,637
Change in unrealized gains (losses)	(351)	724	(4,578)	949	(17,401)	26,228
Increase (decrease) in net assets from operations	62	997	(4,126)	2,946	(18,562)	24,097

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(646)	(472)	(684)	(6,037)	(8,696)	(8,695)
Contract Maintenance Charge	(10)	(9)	(25)	(27)	(2)	(3)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	—	(554)	757	(723)	3,376
Increase (decrease) in net assets from contract
transactions	(657)	(481)	(1,263)	(5,307)	(9,421)	(5,322)

INCREASE (DECREASE) IN NET ASSETS	(595)	516	(5,389)	(2,361)	(27,983)	18,775
NET ASSETS AT BEGINNING OF PERIOD	4,041	3,525	24,902	27,263	191,495	172,720
NET ASSETS AT END OF PERIOD	$3,446	$4,041	$19,513	$24,902	$163,512	$191,495

UNITS OUTSTANDING
Units outstanding at beginning of period	190	215	1,202	1,479	13,743	14,151
Units issued	—	—	69	109	471	632
Units redeemed	(29)	(25)	(128)	(386)	(1,147)	(1,040)
Units outstanding at end of period	161	190	1,143	1,202	13,067	13,743

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Parametric Emerging Markets Equity		AST Preservation Asset Allocation		AST Prudential Growth Allocation
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(88)	$(155)	$(73,347)	$(94,614)	$(183,614)	$(188,468)
Net realized gains (losses)	48	2,483	596,311	256,896	1,182,002	228,855
Change in unrealized gains (losses)	(817)	460	(705,263)	347,597	(1,977,070)	1,608,586
Increase (decrease) in net assets from operations	(857)	2,788	(182,299)	509,879	(978,682)	1,648,973

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	6,500	650
Benefit payments	—	—	—	—	—	—
Payments on termination	(338)	(9,223)	(930,609)	(294,863)	(1,415,788)	(493,806)
Contract Maintenance Charge	(33)	(33)	(23,890)	(25,824)	(73,854)	(71,652)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(1)	(1,037,095)	182,846	(2,309,393)	1,912,913
Increase (decrease) in net assets from contract
transactions	(371)	(9,257)	(1,991,594)	(137,841)	(3,792,535)	1,348,105

INCREASE (DECREASE) IN NET ASSETS	(1,228)	(6,469)	(2,173,893)	372,038	(4,771,217)	2,997,078
NET ASSETS AT BEGINNING OF PERIOD	5,993	12,462	6,218,978	5,846,940	13,651,917	10,654,839
NET ASSETS AT END OF PERIOD	$4,765	$5,993	$4,045,085	$6,218,978	$8,880,700	$13,651,917

UNITS OUTSTANDING
Units outstanding at beginning of period	576	1,454	430,542	438,782	984,750	879,480
Units issued	—	—	13,880	141,526	50,923	171,493
Units redeemed	(34)	(878)	(153,244)	(149,766)	(333,433)	(66,223)
Units outstanding at end of period	542	576	291,178	430,542	702,240	984,750

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST QMA US Equity Alpha		AST RCM World Trends		AST Small-Cap Growth
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(616)	$(609)	$(22,371)	$(23,296)	$(10)	$(9)
Net realized gains (losses)	5,296	2,203	199,276	35,487	140	32
Change in unrealized gains (losses)	(9,245)	8,820	(284,253)	165,992	(157)	109
Increase (decrease) in net assets from operations	(4,565)	10,414	(107,348)	178,183	(27)	132

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(1,204)	(1,156)	—	—	—	—
Payments on termination	(5,888)	(2,085)	(51,164)	(93,119)	—	—
Contract Maintenance Charge	(11)	(10)	(3,349)	(3,808)	(2)	(2)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,593)	1,992	(425,432)	42,493	(283)	416
Increase (decrease) in net assets from contract
transactions	(8,696)	(1,259)	(479,945)	(54,434)	(285)	414

INCREASE (DECREASE) IN NET ASSETS	(13,261)	9,155	(587,293)	123,749	(312)	546
NET ASSETS AT BEGINNING OF PERIOD	59,690	50,535	1,403,671	1,279,922	843	297
NET ASSETS AT END OF PERIOD	$46,429	$59,690	$816,378	$1,403,671	$531	$843

UNITS OUTSTANDING
Units outstanding at beginning of period	2,885	2,946	103,956	108,183	38	16
Units issued	173	233	2,616	12,402	30	59
Units redeemed	(589)	(294)	(39,195)	(16,629)	(41)	(37)
Units outstanding at end of period	2,469	2,885	67,377	103,956	27	38

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Small-Cap Growth Opportunities		AST Small-Cap Value		AST Templeton Global Bond
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(295)	$(264)	$(417)	$(420)	$(311)	$(462)
Net realized gains (losses)	938	869	406	1,856	7	46
Change in unrealized gains (losses)	(3,211)	4,506	(6,011)	402	444	1,043
Increase (decrease) in net assets from operations	(2,568)	5,111	(6,022)	1,838	140	627

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(585)	(535)	—	—	—	—
Payments on termination	(231)	(939)	(31)	(4,335)	(1,221)	(18,922)
Contract Maintenance Charge	(13)	(13)	(9)	(10)	(11)	(14)
Transfers among the sub-accounts and with the
Fixed Account - net	(659)	699	(273)	310	(119)	167
Increase (decrease) in net assets from contract
transactions	(1,488)	(788)	(313)	(4,035)	(1,351)	(18,769)

INCREASE (DECREASE) IN NET ASSETS	(4,056)	4,323	(6,335)	(2,197)	(1,211)	(18,142)
NET ASSETS AT BEGINNING OF PERIOD	24,021	19,698	33,613	35,810	22,828	40,970
NET ASSETS AT END OF PERIOD	$19,965	$24,021	$27,278	$33,613	$21,617	$22,828

UNITS OUTSTANDING
Units outstanding at beginning of period	1,254	1,296	1,679	1,900	1,981	3,549
Units issued	74	123	37	46	29	37
Units redeemed	(145)	(165)	(52)	(267)	(144)	(1,605)
Units outstanding at end of period	1,183	1,254	1,664	1,679	1,866	1,981

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST T. Rowe Price Asset Allocation		AST T. Rowe Price Large-Cap Growth		AST T. Rowe Price Large-Cap Value
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(64,942)	$(72,019)	$(84)	$(206)	$(248)	$(238)
Net realized gains (losses)	420,075	212,255	312	13,517	146	214
Change in unrealized gains (losses)	(606,345)	406,495	(20)	(7,519)	(1,855)	2,465
Increase (decrease) in net assets from operations	(251,212)	546,731	208	5,792	(1,957)	2,441

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	375	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(580,428)	(365,668)	—	(19,325)	(43)	(801)
Contract Maintenance Charge	(12,670)	(13,024)	(8)	(7)	(12)	(12)
Transfers among the sub-accounts and with the
Fixed Account - net	(592,386)	182,160	(378)	539	(296)	309
Increase (decrease) in net assets from contract
transactions	(1,185,484)	(196,157)	(386)	(18,793)	(351)	(504)

INCREASE (DECREASE) IN NET ASSETS	(1,436,696)	350,574	(178)	(13,001)	(2,308)	1,937
NET ASSETS AT BEGINNING OF PERIOD	4,399,125	4,048,551	6,737	19,738	18,324	16,387
NET ASSETS AT END OF PERIOD	$2,962,429	$4,399,125	$6,559	$6,737	$16,016	$18,324

UNITS OUTSTANDING
Units outstanding at beginning of period	279,563	291,441	255	1,011	1,433	1,472
Units issued	11,858	33,683	34	67	57	74
Units redeemed	(89,940)	(45,561)	(48)	(823)	(83)	(113)
Units outstanding at end of period	201,481	279,563	241	255	1,407	1,433

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST T. Rowe Price Natural Resources		AST WEDGE Capital Mid-Cap Value		AST Wellington Management Hedged Equity
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(573)	$(584)	$(525)	$(566)	$(3,728)	$(3,688)
Net realized gains (losses)	(185)	—	332	6,182	2,269	10,636
Change in unrealized gains (losses)	(6,497)	4,269	(6,186)	280	(13,729)	19,217
Increase (decrease) in net assets from operations	(7,255)	3,685	(6,379)	5,896	(15,188)	26,165

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(3,643)	(3,460)	—	(8,770)	(2,748)	(33,732)
Contract Maintenance Charge	(23)	(26)	—	—	(392)	(372)
Transfers among the sub-accounts and with the
Fixed Account - net	(604)	707	—	—	(12,561)	30,986
Increase (decrease) in net assets from contract
transactions	(4,270)	(2,779)	—	(8,770)	(15,701)	(3,118)

INCREASE (DECREASE) IN NET ASSETS	(11,525)	906	(6,379)	(2,874)	(30,889)	23,047
NET ASSETS AT BEGINNING OF PERIOD	45,016	44,110	35,893	38,767	238,310	215,263
NET ASSETS AT END OF PERIOD	$33,491	$45,016	$29,514	$35,893	$207,421	$238,310

UNITS OUTSTANDING
Units outstanding at beginning of period	4,756	5,074	1,833	2,296	19,381	19,544
Units issued	143	204	—	—	716	6,208
Units redeemed	(590)	(522)	—	(463)	(2,076)	(6,371)
Units outstanding at end of period	4,309	4,756	1,833	1,833	18,021	19,381

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account		Sub-Account		Sub-Account
	AST Western Asset Core Plus Bond*		Invesco V.I. American Franchise		Invesco V.I. American Value
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(278)	$(120)	$(1,145,293)	$(1,057,348)	$(378,200)	$(288,949)
Net realized gains (losses)	92	122	9,776,257	10,502,646	5,151,381	1,138,712
Change in unrealized gains (losses)	64	614	(11,314,813)	7,490,040	(8,600,431)	1,652,937
Increase (decrease) in net assets from operations	(122)	616	(2,683,849)	16,935,338	(3,827,250)	2,502,700

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	400,161	50,762	92,117	5,340
Benefit payments	(751)	(679)	(3,100,468)	(2,321,720)	(1,533,619)	(997,039)
Payments on termination	(1,371)	—	(5,729,154)	(5,760,759)	(2,655,114)	(2,734,875)
Contract Maintenance Charge	(9)	—	(39,324)	(42,124)	(24,913)	(25,306)
Transfers among the sub-accounts and with the
Fixed Account - net	47,957	—	(1,147,287)	(1,942,457)	(502,942)	(225,414)
Increase (decrease) in net assets from contract
transactions	45,826	(679)	(9,616,072)	(10,016,298)	(4,624,471)	(3,977,294)

INCREASE (DECREASE) IN NET ASSETS	45,704	(63)	(12,299,921)	6,919,040	(8,451,721)	(1,474,594)
NET ASSETS AT BEGINNING OF PERIOD	11,925	11,988	76,637,621	69,718,581	32,375,972	33,850,566
NET ASSETS AT END OF PERIOD	$57,629	$11,925	$64,337,700	$76,637,621	$23,924,251	$32,375,972

UNITS OUTSTANDING
Units outstanding at beginning of period	846	895	3,914,946	4,453,672	1,258,991	1,422,236
Units issued	3,612	—	125,773	102,934	30,935	36,944
Units redeemed	(162)	(49)	(581,984)	(641,660)	(206,262)	(200,189)
Units outstanding at end of period	4,296	846	3,458,735	3,914,946	1,083,664	1,258,991

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Comstock		Invesco V.I. Core Equity		Invesco V.I. Core Plus Bond
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$44,162	$154,492	$(331,624)	$(264,751)	$115,043	$122,530
Net realized gains (losses)	3,568,643	2,335,148	6,302,786	6,068,639	(162,234)	(108,482)
Change in unrealized gains (losses)	(6,335,734)	912,853	(11,846,607)	1,305,267	(173,543)	288,260
Increase (decrease) in net assets from operations	(2,722,929)	3,402,493	(5,875,445)	7,109,155	(220,734)	302,308

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,038	1,338	334,878	21,250	9,477	190
Benefit payments	(1,502,086)	(925,873)	(2,437,151)	(2,944,026)	(468,886)	(149,460)
Payments on termination	(1,819,254)	(1,944,993)	(4,684,747)	(4,743,268)	(558,237)	(461,497)
Contract Maintenance Charge	(8,337)	(9,100)	(29,717)	(32,909)	(1,814)	(1,993)
Transfers among the sub-accounts and with the
Fixed Account - net	1,997	(93,502)	(1,247,590)	(1,480,230)	232,014	11,459
Increase (decrease) in net assets from contract
transactions	(3,326,642)	(2,972,130)	(8,064,327)	(9,179,183)	(787,446)	(601,301)

INCREASE (DECREASE) IN NET ASSETS	(6,049,571)	430,363	(13,939,772)	(2,070,028)	(1,008,180)	(298,993)
NET ASSETS AT BEGINNING OF PERIOD	23,614,141	23,183,778	63,345,215	65,415,243	6,081,867	6,380,860
NET ASSETS AT END OF PERIOD	$17,564,570	$23,614,141	$49,405,443	$63,345,215	$5,073,687	$6,081,867

UNITS OUTSTANDING
Units outstanding at beginning of period	910,643	1,038,320	2,763,109	3,186,361	386,796	424,467
Units issued	48,230	55,130	80,855	51,530	32,840	25,708
Units redeemed	(176,931)	(182,807)	(417,412)	(474,782)	(86,490)	(63,379)
Units outstanding at end of period	781,942	910,643	2,426,552	2,763,109	333,146	386,796

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Diversified Dividend		Invesco V.I. Equity and Income		Invesco V.I. Global Core Equity
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,062,749	$303,680	$151,738	$49,794	$(90,884)	$(75,856)
Net realized gains (losses)	13,290,693	14,832,901	1,552,546	995,602	970,810	671,837
Change in unrealized gains (losses)	(24,394,107)	(6,180,546)	(3,831,991)	1,023,117	(4,720,287)	4,418,307
Increase (decrease) in net assets from operations	(10,040,665)	8,956,035	(2,127,707)	2,068,513	(3,840,361)	5,014,288

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	209,586	47,488	21,052	268	43,117	1,816
Benefit payments	(7,810,534)	(6,149,913)	(1,477,569)	(1,025,446)	(2,027,175)	(1,559,439)
Payments on termination	(7,402,652)	(9,716,646)	(1,320,667)	(1,907,739)	(1,621,637)	(1,980,098)
Contract Maintenance Charge	(46,171)	(54,607)	(7,869)	(8,745)	(10,331)	(11,667)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,353,595)	(1,902,442)	(412,597)	188,728	(392,450)	(460,135)
Increase (decrease) in net assets from contract
transactions	(17,403,366)	(17,776,120)	(3,197,650)	(2,752,934)	(4,008,476)	(4,009,523)

INCREASE (DECREASE) IN NET ASSETS	(27,444,031)	(8,820,085)	(5,325,357)	(684,421)	(7,848,837)	1,004,765
NET ASSETS AT BEGINNING OF PERIOD	127,535,775	136,355,860	22,734,253	23,418,674	26,771,715	25,766,950
NET ASSETS AT END OF PERIOD	$100,091,744	$127,535,775	$17,408,896	$22,734,253	$18,922,878	$26,771,715

UNITS OUTSTANDING
Units outstanding at beginning of period	2,308,762	2,662,332	1,044,895	1,180,287	982,203	1,145,543
Units issued	24,143	31,681	41,521	47,389	12,583	11,422
Units redeemed	(320,902)	(385,251)	(190,689)	(182,781)	(158,484)	(174,762)
Units outstanding at end of period	2,012,003	2,308,762	895,727	1,044,895	836,302	982,203

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Government Money Market		Invesco V.I. Government Securities		Invesco V.I. High Yield
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$4,345	$(30,954)	$38,506	$44,743	$365,985	$297,701
Net realized gains (losses)	—	—	(106,341)	(47,609)	(81,313)	(41,132)
Change in unrealized gains (losses)	—	—	6,586	40,388	(764,921)	305,224
Increase (decrease) in net assets from operations	4,345	(30,954)	(61,249)	37,522	(480,249)	561,793

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	11,461	—	23,638	—	135,516	1,955
Benefit payments	(72,213)	(151,530)	(696,665)	(310,606)	(732,089)	(429,616)
Payments on termination	(646,160)	(1,448,671)	(399,946)	(355,845)	(605,496)	(798,864)
Contract Maintenance Charge	(2,529)	(2,666)	(2,656)	(3,148)	(5,110)	(5,923)
Transfers among the sub-accounts and with the
Fixed Account - net	848,635	1,100,644	(5,733)	45,198	(117,573)	(54,427)
Increase (decrease) in net assets from contract
transactions	139,194	(502,223)	(1,081,362)	(624,401)	(1,324,752)	(1,286,875)

INCREASE (DECREASE) IN NET ASSETS	143,539	(533,177)	(1,142,611)	(586,879)	(1,805,001)	(725,082)
NET ASSETS AT BEGINNING OF PERIOD	3,317,458	3,850,635	6,426,463	7,013,342	11,289,293	12,014,375
NET ASSETS AT END OF PERIOD	$3,460,997	$3,317,458	$5,283,852	$6,426,463	$9,484,292	$11,289,293

UNITS OUTSTANDING
Units outstanding at beginning of period	303,782	351,454	395,004	432,738	593,611	659,375
Units issued	76,137	111,661	24,899	20,756	35,912	51,210
Units redeemed	(63,648)	(159,333)	(96,317)	(58,490)	(106,643)	(116,974)
Units outstanding at end of period	316,271	303,782	323,586	395,004	522,880	593,611

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. International Growth		Invesco V.I. Managed Volatility		Invesco V.I. Mid Cap Core Equity
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$83,282	$3,594	$11,196	$(5,043)	$(83,840)	$(85,167)
Net realized gains (losses)	1,185,518	773,375	130,721	(78,702)	1,301,931	302,576
Change in unrealized gains (losses)	(3,679,766)	2,327,722	(793,165)	567,446	(2,292,222)	912,781
Increase (decrease) in net assets from operations	(2,410,966)	3,104,691	(651,248)	483,701	(1,074,131)	1,130,190

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	162,637	724	40,724	7,928	180	192
Benefit payments	(891,808)	(380,788)	(232,841)	(104,412)	(264,294)	(306,509)
Payments on termination	(1,184,193)	(949,952)	(414,574)	(247,952)	(468,788)	(319,705)
Contract Maintenance Charge	(6,042)	(6,745)	(1,855)	(2,014)	(2,338)	(2,534)
Transfers among the sub-accounts and with the
Fixed Account - net	(356,723)	(269,060)	102,703	398,427	(134,808)	(155,664)
Increase (decrease) in net assets from contract
transactions	(2,276,129)	(1,605,821)	(505,843)	51,977	(870,048)	(784,220)

INCREASE (DECREASE) IN NET ASSETS	(4,687,095)	1,498,870	(1,157,091)	535,678	(1,944,179)	345,970
NET ASSETS AT BEGINNING OF PERIOD	16,790,855	15,291,985	5,805,113	5,269,435	9,222,779	8,876,809
NET ASSETS AT END OF PERIOD	$12,103,760	$16,790,855	$4,648,022	$5,805,113	$7,278,600	$9,222,779

UNITS OUTSTANDING
Units outstanding at beginning of period	721,293	791,467	203,241	200,174	361,994	394,539
Units issued	19,819	15,678	9,033	25,751	6,687	7,828
Units redeemed	(125,042)	(85,852)	(26,501)	(22,684)	(42,253)	(40,373)
Units outstanding at end of period	616,070	721,293	185,773	203,241	326,428	361,994

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Mid Cap Growth		Invesco V.I. S&P 500 Index		Invesco V.I. Technology
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(89,328)	$(88,029)	$(287)	$45,022	$(42,017)	$(38,220)
Net realized gains (losses)	993,673	565,330	4,592,327	3,755,540	311,368	254,335
Change in unrealized gains (losses)	(1,261,345)	698,142	(6,506,370)	2,180,596	(282,276)	540,973
Increase (decrease) in net assets from operations	(357,000)	1,175,443	(1,914,330)	5,981,158	(12,925)	757,088

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	18,449	180	722,869	350,750	2,002	1,200
Benefit payments	(157,619)	(193,100)	(1,804,032)	(1,924,524)	(126,291)	(125,615)
Payments on termination	(715,285)	(214,430)	(2,867,347)	(1,415,408)	(239,260)	(148,336)
Contract Maintenance Charge	(1,944)	(2,166)	(10,393)	(11,313)	(1,368)	(1,334)
Transfers among the sub-accounts and with the
Fixed Account - net	212,853	(278,576)	1,023,399	433,478	15,216	14,244
Increase (decrease) in net assets from contract
transactions	(643,546)	(688,092)	(2,935,504)	(2,567,017)	(349,701)	(259,841)

INCREASE (DECREASE) IN NET ASSETS	(1,000,546)	487,351	(4,849,834)	3,414,141	(362,626)	497,247
NET ASSETS AT BEGINNING OF PERIOD	6,412,409	5,925,058	35,211,834	31,797,693	2,862,878	2,365,631
NET ASSETS AT END OF PERIOD	$5,411,863	$6,412,409	$30,362,000	$35,211,834	$2,500,252	$2,862,878

UNITS OUTSTANDING
Units outstanding at beginning of period	231,536	258,655	1,490,867	1,608,072	114,427	125,885
Units issued	20,323	4,489	171,506	102,391	2,942	3,131
Units redeemed	(43,807)	(31,608)	(287,435)	(219,596)	(15,428)	(14,589)
Units outstanding at end of period	208,052	231,536	1,374,938	1,490,867	101,941	114,427

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Value Opportunities		Invesco V.I. American Franchise II		Invesco V.I. American Value II
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(67,197)	$(63,105)	$(340,920)	$(345,614)	$(255,475)	$(210,695)
Net realized gains (losses)	604,975	(39,736)	3,245,167	3,450,137	2,859,202	822,524
Change in unrealized gains (losses)	(1,751,548)	1,028,838	(3,588,422)	1,221,910	(4,721,503)	785,352
Increase (decrease) in net assets from operations	(1,213,770)	925,997	(684,175)	4,326,433	(2,117,776)	1,397,181

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	168	168	8,795	2,238	40,556	6,060
Benefit payments	(320,149)	(219,303)	(621,966)	(461,585)	(644,364)	(1,010,586)
Payments on termination	(267,652)	(174,849)	(2,631,489)	(2,042,836)	(1,434,511)	(2,508,592)
Contract Maintenance Charge	(2,216)	(2,428)	(38,218)	(36,161)	(52,253)	(48,635)
Transfers among the sub-accounts and with the
Fixed Account - net	(17,446)	(76,468)	(533,488)	(629,692)	(485,517)	(200,278)
Increase (decrease) in net assets from contract
transactions	(607,295)	(472,880)	(3,816,366)	(3,168,036)	(2,576,089)	(3,762,031)

INCREASE (DECREASE) IN NET ASSETS	(1,821,065)	453,117	(4,500,541)	1,158,397	(4,693,865)	(2,364,850)
NET ASSETS AT BEGINNING OF PERIOD	6,547,769	6,094,652	19,663,251	18,504,854	18,195,442	20,560,292
NET ASSETS AT END OF PERIOD	$4,726,704	$6,547,769	$15,162,710	$19,663,251	$13,501,577	$18,195,442

UNITS OUTSTANDING
Units outstanding at beginning of period	336,154	361,926	937,461	1,092,199	570,004	696,592
Units issued	18,703	8,112	18,538	30,926	25,104	25,221
Units redeemed	(50,345)	(33,884)	(182,977)	(185,664)	(103,135)	(151,809)
Units outstanding at end of period	304,512	336,154	773,022	937,461	491,973	570,004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Comstock II		Invesco V.I. Core Equity II		Invesco V.I. Core Plus Bond II
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(253,544)	$124,154	$(19,885)	$(12,536)	$1,881	$1,641
Net realized gains (losses)	11,406,800	8,009,381	103,379	145,570	(301)	(1,140)
Change in unrealized gains (losses)	(19,869,093)	2,519,258	(200,852)	(53)	(6,323)	4,275
Increase (decrease) in net assets from operations	(8,715,837)	10,652,793	(117,358)	132,981	(4,743)	4,776

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	56,220	32,811	—	—	—	—
Benefit payments	(3,037,609)	(2,184,693)	(105,404)	(83,584)	—	(4,658)
Payments on termination	(8,224,015)	(8,290,681)	(49,299)	(127,076)	(237)	(3,331)
Contract Maintenance Charge	(122,862)	(112,452)	(2,561)	(2,323)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(638,070)	(2,061,735)	(2,074)	(129,847)	48	97
Increase (decrease) in net assets from contract
transactions	(11,966,336)	(12,616,750)	(159,338)	(342,830)	(189)	(7,892)

INCREASE (DECREASE) IN NET ASSETS	(20,682,173)	(1,963,957)	(276,696)	(209,849)	(4,932)	(3,116)
NET ASSETS AT BEGINNING OF PERIOD	75,227,087	77,191,044	1,179,319	1,389,168	111,199	114,315
NET ASSETS AT END OF PERIOD	$54,544,914	$75,227,087	$902,623	$1,179,319	$106,267	$111,199

UNITS OUTSTANDING
Units outstanding at beginning of period	2,939,701	3,478,924	66,426	85,386	7,963	8,531
Units issued	56,128	61,258	408	638	4	7
Units redeemed	(517,114)	(600,481)	(9,551)	(19,598)	(19)	(575)
Units outstanding at end of period	2,478,715	2,939,701	57,283	66,426	7,948	7,963

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Diversified Dividend II		Invesco V.I. Equity and Income II		Invesco V.I. Global Core Equity II
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$85,904	$(87,370)	$49,614	$(67,990)	$(112,039)	$(105,985)
Net realized gains (losses)	2,856,669	3,231,416	1,910,913	1,376,488	397,633	296,202
Change in unrealized gains (losses)	(5,400,403)	(1,278,426)	(4,527,136)	919,485	(2,235,260)	2,114,421
Increase (decrease) in net assets from operations	(2,457,830)	1,865,620	(2,566,609)	2,227,983	(1,949,666)	2,304,638

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	50,237	60	68,840	18,413	16,679	—
Benefit payments	(944,339)	(1,428,575)	(603,176)	(1,103,046)	(427,543)	(296,868)
Payments on termination	(2,513,093)	(1,822,974)	(3,005,868)	(2,135,428)	(767,716)	(933,743)
Contract Maintenance Charge	(30,901)	(27,567)	(40,878)	(37,138)	(15,879)	(14,891)
Transfers among the sub-accounts and with the
Fixed Account - net	(345,058)	(395,849)	76,350	286,480	(223,359)	(299,306)
Increase (decrease) in net assets from contract
transactions	(3,783,154)	(3,674,905)	(3,504,732)	(2,970,719)	(1,417,818)	(1,544,808)

INCREASE (DECREASE) IN NET ASSETS	(6,240,984)	(1,809,285)	(6,071,341)	(742,736)	(3,367,484)	759,830
NET ASSETS AT BEGINNING OF PERIOD	29,140,317	30,949,602	25,930,750	26,673,486	12,763,907	12,004,077
NET ASSETS AT END OF PERIOD	$22,899,333	$29,140,317	$19,859,409	$25,930,750	$9,396,423	$12,763,907

UNITS OUTSTANDING
Units outstanding at beginning of period	1,418,006	1,601,206	1,125,111	1,259,043	766,717	867,357
Units issued	29,659	42,737	35,180	86,594	13,524	7,246
Units redeemed	(217,561)	(225,937)	(187,795)	(220,526)	(101,100)	(107,886)
Units outstanding at end of period	1,230,104	1,418,006	972,496	1,125,111	679,141	766,717

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Government Money Market II		Invesco V.I. Government Securities II		Invesco V.I. Growth and Income II
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,104)	$(5,986)	$178	$7	$5,841	$(162,302)
Net realized gains (losses)	—	—	(1,327)	(4,837)	4,207,413	2,583,258
Change in unrealized gains (losses)	—	—	(1,325)	4,769	(9,301,320)	2,155,262
Increase (decrease) in net assets from operations	(1,104)	(5,986)	(2,474)	(61)	(5,088,066)	4,576,218

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	30,288	7,237
Benefit payments	(31,665)	(1,709)	—	(10,556)	(1,133,694)	(1,469,590)
Payments on termination	(2,628)	(2,217)	(12,987)	(55,005)	(4,980,470)	(3,959,002)
Contract Maintenance Charge	—	—	—	—	(109,941)	(98,221)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(14,157)	33	418	(324,821)	(437,018)
Increase (decrease) in net assets from contract
transactions	(34,293)	(18,083)	(12,954)	(65,143)	(6,518,638)	(5,956,594)

INCREASE (DECREASE) IN NET ASSETS	(35,397)	(24,069)	(15,428)	(65,204)	(11,606,704)	(1,380,376)
NET ASSETS AT BEGINNING OF PERIOD	500,925	524,994	168,624	233,828	40,152,644	41,533,020
NET ASSETS AT END OF PERIOD	$465,528	$500,925	$153,196	$168,624	$28,545,940	$40,152,644

UNITS OUTSTANDING
Units outstanding at beginning of period	55,063	56,987	13,402	18,369	1,299,979	1,505,363
Units issued	3,277	12	11	881	50,253	48,471
Units redeemed	(7,028)	(1,936)	(1,009)	(5,848)	(265,958)	(253,855)
Units outstanding at end of period	51,312	55,063	12,404	13,402	1,084,274	1,299,979

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. High Yield II		Invesco V.I. International Growth II		Invesco V.I. Managed Volatility II
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$189,645	$148,994	$507	$(8,642)	$(96)	$(372)
Net realized gains (losses)	(67,245)	(29,612)	84,428	82,463	1,548	(5,037)
Change in unrealized gains (losses)	(462,208)	181,501	(381,943)	308,051	(11,995)	14,705
Increase (decrease) in net assets from operations	(339,808)	300,883	(297,008)	381,872	(10,543)	9,296

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	15,266	306	—	—	—	—
Benefit payments	(328,691)	(285,445)	(6,329)	(7,540)	—	(31,751)
Payments on termination	(431,041)	(398,100)	(188,977)	(180,721)	(9,683)	(2,247)
Contract Maintenance Charge	(8,996)	(5,475)	(7,098)	(7,859)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(36,726)	173,010	(70,406)	(194,130)	5	(7)
Increase (decrease) in net assets from contract
transactions	(790,188)	(515,704)	(272,810)	(390,250)	(9,678)	(34,005)

INCREASE (DECREASE) IN NET ASSETS	(1,129,996)	(214,821)	(569,818)	(8,378)	(20,221)	(24,709)
NET ASSETS AT BEGINNING OF PERIOD	6,948,115	7,162,936	1,960,288	1,968,666	92,495	117,204
NET ASSETS AT END OF PERIOD	$5,818,119	$6,948,115	$1,390,470	$1,960,288	$72,274	$92,495

UNITS OUTSTANDING
Units outstanding at beginning of period	545,572	581,882	153,727	188,233	3,403	4,644
Units issued	14,074	24,655	16,282	6,144	—	1
Units redeemed	(77,495)	(60,965)	(39,762)	(40,650)	(356)	(1,242)
Units outstanding at end of period	482,151	545,572	130,247	153,727	3,047	3,403

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Mid Cap Core Equity II		Invesco V.I. Mid Cap Growth II		Invesco V.I. S&P 500 Index II
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(15,725)	$(16,525)	$(122,596)	$(122,903)	$(244,715)	$(167,082)
Net realized gains (losses)	145,590	59,587	1,011,001	716,707	6,384,018	5,757,469
Change in unrealized gains (losses)	(249,831)	95,128	(1,328,034)	733,048	(8,843,846)	2,836,084
Increase (decrease) in net assets from operations	(119,966)	138,190	(439,629)	1,326,852	(2,704,543)	8,426,471

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	650	650	21,534	62,030
Benefit payments	(4,864)	(47,893)	(175,004)	(137,572)	(1,397,758)	(860,868)
Payments on termination	(123,203)	(170,483)	(602,398)	(651,517)	(5,573,093)	(3,739,942)
Contract Maintenance Charge	(835)	(344)	(17,375)	(16,472)	(73,028)	(58,944)
Transfers among the sub-accounts and with the
Fixed Account - net	4,237	(129,264)	91,818	(512,360)	(512,422)	(655,124)
Increase (decrease) in net assets from contract
transactions	(124,665)	(347,984)	(702,309)	(1,317,271)	(7,534,767)	(5,252,848)

INCREASE (DECREASE) IN NET ASSETS	(244,631)	(209,794)	(1,141,938)	9,581	(10,239,310)	3,173,623
NET ASSETS AT BEGINNING OF PERIOD	1,038,119	1,247,913	7,137,540	7,127,959	50,231,430	47,057,807
NET ASSETS AT END OF PERIOD	$793,488	$1,038,119	$5,995,602	$7,137,540	$39,992,120	$50,231,430

UNITS OUTSTANDING
Units outstanding at beginning of period	49,373	66,570	282,616	338,530	2,392,687	2,658,934
Units issued	712	294	23,090	29,188	60,487	60,890
Units redeemed	(6,900)	(17,491)	(48,227)	(85,102)	(410,853)	(327,137)
Units outstanding at end of period	43,185	49,373	257,479	282,616	2,042,321	2,392,687

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		Alliance Bernstein Variable Product Series Fund
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Technology II		Invesco V.I. Value Opportunities II		AB VPS Growth
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(114)	$(136)	$(52,626)	$(58,893)	$(252,465)	$(242,841)
Net realized gains (losses)	500	1,464	321,380	(60,999)	2,782,226	1,744,266
Change in unrealized gains (losses)	(506)	1,094	(898,510)	611,436	(2,106,171)	2,531,358
Increase (decrease) in net assets from operations	(120)	2,422	(629,756)	491,544	423,590	4,032,783

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	15,970	—	15,501	204
Benefit payments	—	—	(119,889)	(189,814)	(683,474)	(629,036)
Payments on termination	(43)	(2,621)	(227,177)	(345,668)	(1,026,608)	(1,692,661)
Contract Maintenance Charge	—	—	(7,985)	(4,464)	(22,256)	(21,212)
Transfers among the sub-accounts and with the
Fixed Account - net	(252)	(174)	99,047	(411,852)	(266,730)	(418,398)
Increase (decrease) in net assets from contract
transactions	(295)	(2,795)	(240,034)	(951,798)	(1,983,567)	(2,761,103)

INCREASE (DECREASE) IN NET ASSETS	(415)	(373)	(869,790)	(460,254)	(1,559,977)	1,271,680
NET ASSETS AT BEGINNING OF PERIOD	6,869	7,242	3,356,924	3,817,178	14,873,717	13,602,037
NET ASSETS AT END OF PERIOD	$6,454	$6,869	$2,487,134	$3,356,924	$13,313,740	$14,873,717

UNITS OUTSTANDING
Units outstanding at beginning of period	290	410	169,430	225,098	774,211	922,549
Units issued	—	4	9,669	5,412	18,760	22,146
Units redeemed	(12)	(124)	(20,685)	(61,080)	(109,025)	(170,484)
Units outstanding at end of period	278	290	158,414	169,430	683,946	774,211

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund
	Sub-Account		Sub-Account		Sub-Account
	AB VPS Growth & Income		AB VPS International Value		AB VPS Large Cap Growth
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(393,758)	$(182,708)	$(41,236)	$6,520	$(255,693)	$(246,359)
Net realized gains (losses)	6,474,701	5,611,574	(20,907)	(109,617)	2,872,838	1,957,317
Change in unrealized gains (losses)	(8,835,648)	1,049,997	(1,583,195)	1,688,344	(2,392,285)	2,044,897
Increase (decrease) in net assets from operations	(2,754,705)	6,478,863	(1,645,338)	1,585,247	224,860	3,755,855

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	20,773	849	500	1,400	75,589	600
Benefit payments	(2,111,810)	(1,707,450)	(144,428)	(169,566)	(497,415)	(419,386)
Payments on termination	(3,468,519)	(2,904,752)	(572,523)	(1,099,610)	(1,481,293)	(1,458,568)
Contract Maintenance Charge	(30,387)	(26,931)	(18,904)	(20,589)	(14,196)	(14,645)
Transfers among the sub-accounts and with the
Fixed Account - net	(79,672)	(806,040)	441,348	(833,114)	(236,267)	(511,832)
Increase (decrease) in net assets from contract
transactions	(5,669,615)	(5,444,324)	(294,007)	(2,121,479)	(2,153,582)	(2,403,831)

INCREASE (DECREASE) IN NET ASSETS	(8,424,320)	1,034,539	(1,939,345)	(536,232)	(1,928,722)	1,352,024
NET ASSETS AT BEGINNING OF PERIOD	43,474,627	42,440,088	7,190,038	7,726,270	15,074,847	13,722,823
NET ASSETS AT END OF PERIOD	$35,050,307	$43,474,627	$5,250,693	$7,190,038	$13,146,125	$15,074,847

UNITS OUTSTANDING
Units outstanding at beginning of period	1,895,381	2,154,246	594,592	784,351	934,815	1,099,395
Units issued	31,643	33,718	65,401	9,216	36,206	27,499
Units redeemed	(273,301)	(292,583)	(85,420)	(198,975)	(155,844)	(192,079)
Units outstanding at end of period	1,653,723	1,895,381	574,573	594,592	815,177	934,815

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund		American Century Variable Portfolios, Inc.
	Sub-Account		Sub-Account		Sub-Account
	AB VPS Small/Mid Cap Value		AB VPS Value		American Century VP International
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(145,147)	$(156,132)	$(4,564)	$(4,079)	$(13)	$(37)
Net realized gains (losses)	1,111,168	937,648	30,415	40,255	471	28
Change in unrealized gains (losses)	(2,483,558)	304,778	(116,140)	32,595	(1,568)	1,541
Increase (decrease) in net assets from operations	(1,517,537)	1,086,294	(90,289)	68,771	(1,110)	1,532

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	29,175	1,400	—	—	—	—
Benefit payments	(311,830)	(390,685)	(15,609)	(39,893)	—	—
Payments on termination	(966,931)	(1,398,342)	(28,639)	(93,513)	—	—
Contract Maintenance Charge	(35,409)	(34,845)	(1,022)	(568)	(4)	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	(405,503)	553,475	(43,378)	(3,014)	(2)	2
Increase (decrease) in net assets from contract
transactions	(1,690,498)	(1,268,997)	(88,648)	(136,988)	(6)	(2)

INCREASE (DECREASE) IN NET ASSETS	(3,208,035)	(182,703)	(178,937)	(68,217)	(1,116)	1,530
NET ASSETS AT BEGINNING OF PERIOD	10,634,729	10,817,432	614,254	682,471	6,764	5,234
NET ASSETS AT END OF PERIOD	$7,426,694	$10,634,729	$435,317	$614,254	$5,648	$6,764

UNITS OUTSTANDING
Units outstanding at beginning of period	271,214	304,816	39,179	48,372	320	321
Units issued	10,192	33,725	596	1,132	—	—
Units redeemed	(54,336)	(67,327)	(6,315)	(10,325)	—	(1)
Units outstanding at end of period	227,070	271,214	33,460	39,179	320	320

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche DWS Variable Series I*		Deutsche DWS Variable Series I*		Deutsche DWS Variable Series I*
	Sub-Account		Sub-Account		Sub-Account
	DWS Bond VIP (Class A)*		DWS Capital Growth VIP (Class A)*		DWS Core Equity VIP (Class A)*
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$7,187	$3,391	$237	$361	$6,780	$2,735
Net realized gains (losses)	(1,827)	(226)	190,900	191,344	177,398	73,095
Change in unrealized gains (losses)	(11,767)	6,663	(204,989)	118,638	(211,241)	31,395
Increase (decrease) in net assets from operations	(6,407)	9,828	(13,852)	310,343	(27,063)	107,225

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,000	—	5,650	400	—	—
Benefit payments	(5,017)	(4,708)	(46,184)	(24,064)	(16,384)	(7,575)
Payments on termination	(19,912)	—	(42,247)	(92,240)	(96,964)	(45,426)
Contract Maintenance Charge	—	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(4,506)	322	(115,268)	(45,214)	3,494	5,814
Increase (decrease) in net assets from contract
transactions	(24,435)	(4,386)	(198,049)	(161,118)	(109,854)	(47,187)

INCREASE (DECREASE) IN NET ASSETS	(30,842)	5,442	(211,901)	149,225	(136,917)	60,038
NET ASSETS AT BEGINNING OF PERIOD	202,010	196,568	1,422,509	1,273,284	613,285	553,247
NET ASSETS AT END OF PERIOD	$171,168	$202,010	$1,210,608	$1,422,509	$476,368	$613,285

UNITS OUTSTANDING
Units outstanding at beginning of period	11,611	11,876	50,063	56,218	24,502	26,573
Units issued	307	188	1,117	8,503	1,121	3,133
Units redeemed	(1,739)	(453)	(7,573)	(14,658)	(5,294)	(5,204)
Units outstanding at end of period	10,179	11,611	43,607	50,063	20,329	24,502

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche DWS Variable Series I*		Deutsche DWS Variable Series I*		Deutsche DWS Variable Series II*
	Sub-Account		Sub-Account		Sub-Account
	DWS CROCI® International VIP (Class A)*		DWS Global Small Cap VIP (Class A)*		DWS Global Income Builder VIP (Class A)*
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$626	$10,904	$(3,306)	$(5,923)	$30,785	$23,548
Net realized gains (losses)	(5,903)	(6,472)	88,898	38,374	110,214	23,424
Change in unrealized gains (losses)	(19,218)	28,739	(242,084)	112,231	(188,004)	100,837
Increase (decrease) in net assets from operations	(24,495)	33,171	(156,492)	144,682	(47,005)	147,809

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	180	180	5,180	180	—	—
Benefit payments	(2,915)	(2,770)	(31,648)	(14,472)	(11,878)	(10,368)
Payments on termination	(11,528)	(12,836)	(42,890)	(56,884)	(82,675)	(186,502)
Contract Maintenance Charge	—	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(5,819)	(1,283)	(8,193)	(58,613)	(345,651)	(7,815)
Increase (decrease) in net assets from contract
transactions	(20,082)	(16,709)	(77,551)	(129,789)	(440,204)	(204,685)

INCREASE (DECREASE) IN NET ASSETS	(44,577)	16,462	(234,043)	14,893	(487,209)	(56,876)
NET ASSETS AT BEGINNING OF PERIOD	182,295	165,833	823,742	808,849	1,006,856	1,063,732
NET ASSETS AT END OF PERIOD	$137,718	$182,295	$589,699	$823,742	$519,647	$1,006,856

UNITS OUTSTANDING
Units outstanding at beginning of period	13,600	14,982	20,135	23,562	54,029	66,145
Units issued	3	13	627	5,815	1,016	1,747
Units redeemed	(1,523)	(1,395)	(2,504)	(9,242)	(24,597)	(13,863)
Units outstanding at end of period	12,080	13,600	18,258	20,135	30,448	54,029

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche DWS Variable Series II*		Deutsche DWS Variable Series II*		Dreyfus Stock Index Fund, Inc.
	Sub-Account		Sub-Account		Sub-Account
	DWS Government Money Market VIP (Class A)*		DWS Small Mid Cap Growth VIP (Class A)*		Dreyfus Stock Index Fund, Inc. (Initial Shares)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$507	$(461)	$(2,596)	$(2,543)	$572	$670
Net realized gains (losses)	—	—	129,973	58,521	9,212	10,636
Change in unrealized gains (losses)	—	—	(173,456)	23,832	(23,980)	29,730
Increase (decrease) in net assets from operations	507	(461)	(46,079)	79,810	(14,196)	41,036

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	240	240	—	—
Benefit payments	(56,931)	(2,629)	(69,170)	(4,882)	(333)	(310)
Payments on termination	(16,127)	—	(6,969)	(12,533)	(5,250)	(10,449)
Contract Maintenance Charge	—	—	—	—	(190)	(203)
Transfers among the sub-accounts and with the
Fixed Account - net	(5,578)	(36,091)	4,993	(73,590)	(1)	(41)
Increase (decrease) in net assets from contract
transactions	(78,636)	(38,720)	(70,906)	(90,765)	(5,774)	(11,003)

INCREASE (DECREASE) IN NET ASSETS	(78,129)	(39,181)	(116,985)	(10,955)	(19,970)	30,033
NET ASSETS AT BEGINNING OF PERIOD	144,108	183,289	405,560	416,515	243,533	213,500
NET ASSETS AT END OF PERIOD	$65,979	$144,108	$288,575	$405,560	$223,563	$243,533

UNITS OUTSTANDING
Units outstanding at beginning of period	14,287	18,098	16,949	21,099	9,769	10,304
Units issued	1	35	611	5,717	—	—
Units redeemed	(7,815)	(3,846)	(3,524)	(9,867)	(216)	(535)
Units outstanding at end of period	6,473	14,287	14,036	16,949	9,553	9,769

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Dreyfus Variable Investment Fund		Dreyfus Variable Investment Fund		Federated Insurance Series
	Sub-Account		Sub-Account		Sub-Account
	VIF Government Money Market		VIF Growth & Income		Federated Government Money Fund II
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(239)	$(2,520)	$(130)	$(279)	$(5,176)	$(35,954)
Net realized gains (losses)	—	—	3,165	9,124	—	—
Change in unrealized gains (losses)	—	—	(3,874)	(2,753)	—	—
Increase (decrease) in net assets from operations	(239)	(2,520)	(839)	6,092	(5,176)	(35,954)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	60	2,810
Benefit payments	(2,007)	(39,377)	—	—	(67,521)	(56,923)
Payments on termination	(2,984)	(55,028)	(4,875)	(27,353)	(224,754)	(274,080)
Contract Maintenance Charge	(93)	(134)	(33)	(67)	(2,622)	(3,013)
Transfers among the sub-accounts and with the
Fixed Account - net	(47,333)	(213)	(251)	(253)	(104,344)	(122,775)
Increase (decrease) in net assets from contract
transactions	(52,417)	(94,752)	(5,159)	(27,673)	(399,181)	(453,981)

INCREASE (DECREASE) IN NET ASSETS	(52,656)	(97,272)	(5,998)	(21,581)	(404,357)	(489,935)
NET ASSETS AT BEGINNING OF PERIOD	230,924	328,196	22,018	43,599	3,046,790	3,536,725
NET ASSETS AT END OF PERIOD	$178,268	$230,924	$16,020	$22,018	$2,642,433	$3,046,790

UNITS OUTSTANDING
Units outstanding at beginning of period	22,790	32,119	951	2,107	271,327	312,217
Units issued	2	59	—	—	1,609	8,881
Units redeemed	(4,754)	(9,388)	(216)	(1,156)	(37,010)	(49,771)
Units outstanding at end of period	18,038	22,790	735	951	235,926	271,327

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund
	Sub-Account		Sub-Account		Sub-Account
	VIP Contrafund		VIP Equity-Income		VIP Government Money Market
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(29,314)	$(15,631)	$4,582	$1,606	$60,324	$(151,009)
Net realized gains (losses)	442,644	358,463	28,593	21,289	—	—
Change in unrealized gains (losses)	(735,837)	422,600	(88,352)	40,825	—	—
Increase (decrease) in net assets from operations	(322,507)	765,432	(55,177)	63,720	60,324	(151,009)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	9,675	23,510	180	180	473,088	2,612
Benefit payments	(18,790)	(26,722)	(1,086)	(14,739)	(1,597,270)	(1,984,571)
Payments on termination	(162,268)	(207,493)	(4,782)	(56,741)	(2,609,958)	(1,750,380)
Contract Maintenance Charge	(2,711)	(2,838)	(273)	(291)	(13,679)	(13,307)
Transfers among the sub-accounts and with the
Fixed Account - net	165,180	(272,009)	(14,896)	(20,569)	21,631,816	2,328,591
Increase (decrease) in net assets from contract
transactions	(8,914)	(485,552)	(20,857)	(92,160)	17,883,997	(1,417,055)

INCREASE (DECREASE) IN NET ASSETS	(331,421)	279,880	(76,034)	(28,440)	17,944,321	(1,568,064)
NET ASSETS AT BEGINNING OF PERIOD	4,250,614	3,970,734	587,821	616,261	18,614,742	20,182,806
NET ASSETS AT END OF PERIOD	$3,919,193	$4,250,614	$511,787	$587,821	$36,559,063	$18,614,742

UNITS OUTSTANDING
Units outstanding at beginning of period	134,270	151,354	24,444	28,440	1,890,496	2,034,461
Units issued	6,163	5,239	376	11	2,942,504	544,519
Units redeemed	(6,041)	(22,323)	(1,259)	(4,007)	(1,127,698)	(688,484)
Units outstanding at end of period	134,392	134,270	23,561	24,444	3,705,302	1,890,496

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund
	Sub-Account		Sub-Account		Sub-Account
	VIP Growth		VIP High Income		VIP Index 500
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(37,609)	$(35,237)	$11,139	$14,561	$14,390	$13,359
Net realized gains (losses)	599,439	571,157	(8,454)	(5,069)	257,521	211,324
Change in unrealized gains (losses)	(583,818)	339,260	(14,808)	12,229	(440,516)	379,366
Increase (decrease) in net assets from operations	(21,988)	875,180	(12,123)	21,721	(168,605)	604,049

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,110	6,949	750	750	7,270	10,912
Benefit payments	(72,447)	(36,909)	(1,291)	(21,694)	(107,617)	(17,011)
Payments on termination	(256,831)	(318,487)	(117,776)	(55,606)	(180,787)	(333,523)
Contract Maintenance Charge	(2,582)	(2,689)	(254)	(330)	(1,909)	(2,151)
Transfers among the sub-accounts and with the
Fixed Account - net	212,012	(435,268)	(45)	1,890	(143,719)	131,343
Increase (decrease) in net assets from contract
transactions	(115,738)	(786,404)	(118,616)	(74,990)	(426,762)	(210,430)

INCREASE (DECREASE) IN NET ASSETS	(137,726)	88,776	(130,739)	(53,269)	(595,367)	393,619
NET ASSETS AT BEGINNING OF PERIOD	2,960,615	2,871,839	366,629	419,898	3,566,528	3,172,909
NET ASSETS AT END OF PERIOD	$2,822,889	$2,960,615	$235,890	$366,629	$2,971,161	$3,566,528

UNITS OUTSTANDING
Units outstanding at beginning of period	141,171	182,143	20,459	24,866	169,467	180,720
Units issued	14,618	8,726	211	3,941	1,371	9,760
Units redeemed	(17,217)	(49,698)	(6,648)	(8,348)	(20,520)	(21,013)
Units outstanding at end of period	138,572	141,171	14,022	20,459	150,318	169,467

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Investment Grade Bond		VIP Overseas		VIP Contrafund (Service Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$7,893	$7,563	$(137)	$(1,897)	$(349,788)	$(266,747)
Net realized gains (losses)	3,210	8,193	14,823	55,503	3,688,390	2,744,868
Change in unrealized gains (losses)	(24,224)	9,194	(105,139)	104,001	(5,343,569)	2,956,833
Increase (decrease) in net assets from operations	(13,121)	24,950	(90,453)	157,607	(2,004,967)	5,434,954

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	150	2,360	1,900	3,200	53,072	31,150
Benefit payments	(95)	(346)	(148)	(128)	(1,202,652)	(1,070,918)
Payments on termination	(42,566)	(184,498)	(45,815)	(69,329)	(3,121,036)	(3,341,332)
Contract Maintenance Charge	(475)	(581)	(401)	(463)	(97,854)	(98,935)
Transfers among the sub-accounts and with the
Fixed Account - net	1,170	2,444	(48,166)	(114,707)	(423,248)	(335,206)
Increase (decrease) in net assets from contract
transactions	(41,816)	(180,621)	(92,630)	(181,427)	(4,791,718)	(4,815,241)

INCREASE (DECREASE) IN NET ASSETS	(54,937)	(155,671)	(183,083)	(23,820)	(6,796,685)	619,713
NET ASSETS AT BEGINNING OF PERIOD	714,032	869,703	621,686	645,506	30,415,006	29,795,293
NET ASSETS AT END OF PERIOD	$659,095	$714,032	$438,603	$621,686	$23,618,321	$30,415,006

UNITS OUTSTANDING
Units outstanding at beginning of period	35,369	44,314	39,444	52,367	1,381,228	1,617,734
Units issued	503	858	344	16,625	47,281	44,550
Units redeemed	(2,647)	(9,803)	(7,045)	(29,548)	(261,490)	(281,056)
Units outstanding at end of period	33,225	35,369	32,743	39,444	1,167,019	1,381,228

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Equity-Income (Service Class 2)		VIP Freedom 2010 Portfolio (Service Class 2)		VIP Freedom 2020 Portfolio (Service Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$2,222	$(213)	$(7,333)	$(17,829)	$(11,797)	$(12,766)
Net realized gains (losses)	23,027	16,334	164,367	267,211	153,208	186,321
Change in unrealized gains (losses)	(71,931)	33,763	(330,313)	153,597	(381,840)	228,347
Increase (decrease) in net assets from operations	(46,682)	49,884	(173,279)	402,979	(240,429)	401,902

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	100,438	660
Benefit payments	(1,501)	(26,828)	(40,859)	(112,977)	(66,013)	(13,702)
Payments on termination	(19,907)	(43,136)	(176,954)	(781,685)	(198,632)	(423,938)
Contract Maintenance Charge	(177)	(203)	(9,157)	(10,498)	(13,505)	(12,348)
Transfers among the sub-accounts and with the
Fixed Account - net	2,272	16,595	(98,763)	(380,734)	185,293	3,102
Increase (decrease) in net assets from contract
transactions	(19,313)	(53,572)	(325,733)	(1,285,894)	7,581	(446,226)

INCREASE (DECREASE) IN NET ASSETS	(65,995)	(3,688)	(499,012)	(882,915)	(232,848)	(44,324)
NET ASSETS AT BEGINNING OF PERIOD	483,112	486,800	3,353,939	4,236,854	2,969,502	3,013,826
NET ASSETS AT END OF PERIOD	$417,117	$483,112	$2,854,927	$3,353,939	$2,736,654	$2,969,502

UNITS OUTSTANDING
Units outstanding at beginning of period	24,180	27,101	218,723	306,261	189,698	219,982
Units issued	136	2,858	6,341	13,429	25,820	8,290
Units redeemed	(1,126)	(5,779)	(27,468)	(100,967)	(26,187)	(38,574)
Units outstanding at end of period	23,190	24,180	197,596	218,723	189,331	189,698

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Freedom 2030 Portfolio (Service Class 2)		VIP Freedom Income Portfolio (Service Class 2)		VIP Government Money Market (Service Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(11,405)	$(8,362)	$(1,882)	$(2,159)	$(98,327)	$(394,450)
Net realized gains (losses)	203,311	127,257	20,263	15,021	—	—
Change in unrealized gains (losses)	(280,851)	142,374	(49,234)	38,432	—	—
Increase (decrease) in net assets from operations	(88,945)	261,269	(30,853)	51,294	(98,327)	(394,450)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	7,590	—	44,447	5,130
Benefit payments	(28,929)	—	(42,888)	—	(2,339,437)	(2,129,004)
Payments on termination	(507,967)	(330,512)	(89,997)	(50,594)	(2,508,877)	(5,937,187)
Contract Maintenance Charge	(4,485)	(4,885)	(4,219)	(4,173)	(88,271)	(21,620)
Transfers among the sub-accounts and with the
Fixed Account - net	(43,405)	(2,828)	26,668	82,433	22,014,266	8,881,132
Increase (decrease) in net assets from contract
transactions	(584,786)	(338,225)	(102,846)	27,666	17,122,128	798,451

INCREASE (DECREASE) IN NET ASSETS	(673,731)	(76,956)	(133,699)	78,960	17,023,801	404,001
NET ASSETS AT BEGINNING OF PERIOD	1,423,774	1,500,730	859,365	780,405	29,239,628	28,835,627
NET ASSETS AT END OF PERIOD	$750,043	$1,423,774	$725,666	$859,365	$46,263,429	$29,239,628

UNITS OUTSTANDING
Units outstanding at beginning of period	85,345	106,528	65,075	62,730	3,119,154	3,027,119
Units issued	13,960	6	4,972	9,395	2,809,821	1,503,317
Units redeemed	(49,276)	(21,189)	(12,868)	(7,050)	(1,020,602)	(1,411,282)
Units outstanding at end of period	50,029	85,345	57,179	65,075	4,908,373	3,119,154

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Growth (Service Class 2)		VIP Growth & Income (Service Class 2)		VIP Growth Opportunities (Service Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,040)	$(1,822)	$(66,023)	$(34,070)	$(25,656)	$(22,688)
Net realized gains (losses)	24,908	15,150	560,053	477,685	165,204	187,287
Change in unrealized gains (losses)	(23,647)	19,741	(907,614)	203,824	9,885	239,541
Increase (decrease) in net assets from operations	(779)	33,069	(413,584)	647,439	149,433	404,140

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	45	60	—	—	—	1,737
Benefit payments	(2,876)	—	(177,807)	(186,848)	(290,162)	(942)
Payments on termination	(11,203)	(11,988)	(461,050)	(627,870)	(34,417)	(213,376)
Contract Maintenance Charge	(69)	(87)	(14,418)	(16,065)	(5,798)	(5,195)
Transfers among the sub-accounts and with the
Fixed Account - net	(369)	(1,027)	(58,399)	(208,087)	(187,635)	78,482
Increase (decrease) in net assets from contract
transactions	(14,472)	(13,042)	(711,674)	(1,038,870)	(518,012)	(139,294)

INCREASE (DECREASE) IN NET ASSETS	(15,251)	20,027	(1,125,258)	(391,431)	(368,579)	264,846
NET ASSETS AT BEGINNING OF PERIOD	124,573	104,546	4,608,093	4,999,524	1,588,068	1,323,222
NET ASSETS AT END OF PERIOD	$109,322	$124,573	$3,482,835	$4,608,093	$1,219,489	$1,588,068

UNITS OUTSTANDING
Units outstanding at beginning of period	6,296	7,063	207,545	257,537	65,904	72,486
Units issued	5	5	16,232	6,608	6,465	4,811
Units redeemed	(674)	(772)	(48,243)	(56,600)	(26,554)	(11,393)
Units outstanding at end of period	5,627	6,296	175,534	207,545	45,815	65,904

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP High Income (Service Class 2)		VIP Index 500 (Service Class 2)		VIP Investment Grade Bond (Service Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$66,068	$79,571	$(24,806)	$(9,419)	$5	$6
Net realized gains (losses)	(31,453)	(19,717)	1,336,142	430,267	2	—
Change in unrealized gains (losses)	(128,216)	54,792	(1,992,626)	2,003,547	(20)	7
Increase (decrease) in net assets from operations	(93,601)	114,646	(681,290)	2,424,395	(13)	13

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	4,520	3,810	—	—
Benefit payments	(94,936)	(54,692)	(159,054)	(131,900)	—	—
Payments on termination	(261,668)	(366,524)	(1,590,714)	(702,903)	—	—
Contract Maintenance Charge	(3,781)	(3,378)	(34,375)	(37,002)	(3)	(3)
Transfers among the sub-accounts and with the
Fixed Account - net	(42,845)	9,520	(1,694,013)	869,522	13	35
Increase (decrease) in net assets from contract
transactions	(403,230)	(415,074)	(3,473,636)	1,527	10	32

INCREASE (DECREASE) IN NET ASSETS	(496,831)	(300,428)	(4,154,926)	2,425,922	(3)	45
NET ASSETS AT BEGINNING OF PERIOD	2,067,330	2,367,758	14,761,025	12,335,103	583	538
NET ASSETS AT END OF PERIOD	$1,570,499	$2,067,330	$10,606,099	$14,761,025	$580	$583

UNITS OUTSTANDING
Units outstanding at beginning of period	116,095	139,796	711,682	709,647	37	35
Units issued	4,372	4,390	21,266	80,610	1	2
Units redeemed	(27,134)	(28,091)	(187,753)	(78,575)	—	—
Units outstanding at end of period	93,333	116,095	545,195	711,682	38	37

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	VIP Mid Cap (Service Class 2)		VIP Overseas (Service Class 2)		Franklin Flex Cap Growth VIP (Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(113,522)	$(111,352)	$(30)	$(38)	$(20,689)	$(22,203)
Net realized gains (losses)	991,339	650,476	82	58	152,517	(82,474)
Change in unrealized gains (losses)	(2,187,155)	1,078,017	(1,364)	1,833	(92,758)	394,698
Increase (decrease) in net assets from operations	(1,309,338)	1,617,141	(1,312)	1,853	39,070	290,021

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,500	650	—	—	—	—
Benefit payments	(216,361)	(368,413)	—	—	(107,073)	(7,851)
Payments on termination	(1,053,931)	(1,316,182)	(387)	(394)	(121,361)	(156,019)
Contract Maintenance Charge	(31,687)	(32,557)	(9)	(10)	(4,499)	(4,861)
Transfers among the sub-accounts and with the
Fixed Account - net	(190,098)	88,070	19	(3)	(86,281)	(190,624)
Increase (decrease) in net assets from contract
transactions	(1,490,577)	(1,628,432)	(377)	(407)	(319,214)	(359,355)

INCREASE (DECREASE) IN NET ASSETS	(2,799,915)	(11,291)	(1,689)	1,446	(280,144)	(69,334)
NET ASSETS AT BEGINNING OF PERIOD	9,582,548	9,593,839	8,278	6,832	1,206,007	1,275,341
NET ASSETS AT END OF PERIOD	$6,782,633	$9,582,548	$6,589	$8,278	$925,863	$1,206,007

UNITS OUTSTANDING
Units outstanding at beginning of period	426,390	499,675	427	456	56,750	74,722
Units issued	13,333	24,148	1	—	7,616	146
Units redeemed	(82,094)	(97,433)	(26)	(29)	(21,557)	(18,118)
Units outstanding at end of period	357,629	426,390	402	427	42,809	56,750

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin Growth and Income VIP (Class 2)		Franklin Income VIP (Class 2)		Franklin Large Cap Growth VIP (Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$150,249	$828,436	$2,288,253	$2,026,787	$(305,514)	$(207,213)
Net realized gains (losses)	875,724	1,592,028	421,740	534,547	2,798,513	2,455,866
Change in unrealized gains (losses)	(2,097,046)	147,357	(6,655,420)	3,449,131	(2,481,868)	2,474,335
Increase (decrease) in net assets from operations	(1,071,073)	2,567,821	(3,945,427)	6,010,465	11,131	4,722,988

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	43,077	45,361	36,692	31,698	21,538	15,522
Benefit payments	(608,328)	(458,590)	(2,950,955)	(2,737,670)	(400,665)	(615,628)
Payments on termination	(1,896,076)	(1,754,013)	(6,556,593)	(7,572,898)	(3,577,877)	(2,648,915)
Contract Maintenance Charge	(67,377)	(56,109)	(141,466)	(146,135)	(52,799)	(56,792)
Transfers among the sub-accounts and with the
Fixed Account - net	(130,321)	(616,563)	(179,138)	(218,578)	(1,040,431)	(1,682,318)
Increase (decrease) in net assets from contract
transactions	(2,659,025)	(2,839,914)	(9,791,460)	(10,643,583)	(5,050,234)	(4,988,131)

INCREASE (DECREASE) IN NET ASSETS	(3,730,098)	(272,093)	(13,736,887)	(4,633,118)	(5,039,103)	(265,143)
NET ASSETS AT BEGINNING OF PERIOD	19,778,387	20,050,480	76,305,102	80,938,220	19,755,948	20,021,091
NET ASSETS AT END OF PERIOD	$16,048,289	$19,778,387	$62,568,215	$76,305,102	$14,716,845	$19,755,948

UNITS OUTSTANDING
Units outstanding at beginning of period	720,878	832,718	3,910,986	4,474,726	968,837	1,235,234
Units issued	19,226	15,764	101,940	190,818	40,441	23,849
Units redeemed	(118,122)	(127,604)	(607,930)	(754,558)	(266,835)	(290,246)
Units outstanding at end of period	621,982	720,878	3,404,996	3,910,986	742,443	968,837

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin Mutual Global Discovery VIP (Class 2)		Franklin Mutual Shares VIP (Class 2)		Franklin Small Cap Value VIP (Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$53,402	$13,668	$268,428	$265,663	$(136,708)	$(218,016)
Net realized gains (losses)	31,635	502,582	2,414,577	3,039,334	3,004,619	1,936,775
Change in unrealized gains (losses)	(1,064,693)	122,917	(6,657,654)	(311,253)	(5,378,514)	(41,416)
Increase (decrease) in net assets from operations	(979,656)	639,167	(3,974,649)	2,993,744	(2,510,603)	1,677,343

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	650	63,820	53,109	34,254	21,310
Benefit payments	(191,717)	(409,949)	(1,854,139)	(1,396,964)	(298,727)	(635,757)
Payments on termination	(1,002,274)	(924,581)	(4,391,660)	(4,548,737)	(2,496,859)	(2,168,775)
Contract Maintenance Charge	(27,420)	(29,778)	(104,654)	(103,787)	(51,313)	(50,556)
Transfers among the sub-accounts and with the
Fixed Account - net	(102,996)	(217,636)	(763,787)	(484,579)	(55,804)	(51,015)
Increase (decrease) in net assets from contract
transactions	(1,324,407)	(1,581,294)	(7,050,420)	(6,480,958)	(2,868,449)	(2,884,793)

INCREASE (DECREASE) IN NET ASSETS	(2,304,063)	(942,127)	(11,025,069)	(3,487,214)	(5,379,052)	(1,207,450)
NET ASSETS AT BEGINNING OF PERIOD	8,997,034	9,939,161	44,538,268	48,025,482	20,043,422	21,250,872
NET ASSETS AT END OF PERIOD	$6,692,971	$8,997,034	$33,513,199	$44,538,268	$14,664,370	$20,043,422

UNITS OUTSTANDING
Units outstanding at beginning of period	477,292	564,419	1,933,459	2,220,404	535,481	610,023
Units issued	9,482	13,060	43,358	62,425	26,593	34,046
Units redeemed	(79,989)	(100,187)	(348,947)	(349,370)	(103,723)	(108,588)
Units outstanding at end of period	406,785	477,292	1,627,870	1,933,459	458,351	535,481

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin Small-Mid Cap Growth VIP (Class 2)		Franklin U.S. Government Securities VIP (Class 2)		Templeton Developing Markets VIP (Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(11,006)	$(10,684)	$93,360	$104,669	$(60,798)	$(54,472)
Net realized gains (losses)	70,999	61,925	(192,731)	(108,812)	29,719	(76,914)
Change in unrealized gains (losses)	(103,335)	69,431	(30,169)	(20,123)	(1,293,261)	2,679,975
Increase (decrease) in net assets from operations	(43,342)	120,672	(129,540)	(24,266)	(1,324,340)	2,548,589

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,500	—	7,050	28,498	18,680	23,962
Benefit payments	(220)	(5,785)	(557,622)	(297,842)	(190,185)	(179,576)
Payments on termination	(15,898)	(56,809)	(1,163,375)	(1,050,189)	(769,588)	(687,645)
Contract Maintenance Charge	(2,509)	(2,539)	(38,133)	(38,669)	(26,260)	(25,914)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,492)	(27,959)	310,230	(144,128)	34,443	(612,159)
Increase (decrease) in net assets from contract
transactions	(18,619)	(93,092)	(1,441,850)	(1,502,330)	(932,910)	(1,481,332)

INCREASE (DECREASE) IN NET ASSETS	(61,961)	27,580	(1,571,390)	(1,526,596)	(2,257,250)	1,067,257
NET ASSETS AT BEGINNING OF PERIOD	675,105	647,525	9,869,759	11,396,355	8,296,639	7,229,382
NET ASSETS AT END OF PERIOD	$613,144	$675,105	$8,298,369	$9,869,759	$6,039,389	$8,296,639

UNITS OUTSTANDING
Units outstanding at beginning of period	19,086	22,253	802,583	923,462	215,933	259,449
Units issued	625	517	74,186	57,978	13,768	9,433
Units redeemed	(1,042)	(3,684)	(194,406)	(178,857)	(39,825)	(52,949)
Units outstanding at end of period	18,669	19,086	682,363	802,583	189,876	215,933

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Templeton Foreign VIP (Class 2)		Templeton Global Bond VIP (Class 2)		Templeton Growth VIP (Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$391,155	$422,249	$(14,317)	$(15,068)	$3,403	$1,691
Net realized gains (losses)	48,535	60,343	552	2,248	70,179	11,080
Change in unrealized gains (losses)	(7,036,186)	5,629,382	17,723	16,875	(166,624)	89,594
Increase (decrease) in net assets from operations	(6,596,496)	6,111,974	3,958	4,055	(93,042)	102,365

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	69,804	30,254	—	—	—	500
Benefit payments	(1,529,781)	(1,418,531)	(13,246)	(14,998)	9,366	(9,447)
Payments on termination	(4,067,104)	(4,884,089)	(60,174)	(50,856)	(123,895)	(49,906)
Contract Maintenance Charge	(94,809)	(100,622)	(1,297)	(1,367)	(267)	(291)
Transfers among the sub-accounts and with the
Fixed Account - net	524,082	(578,141)	(14,742)	23,478	(11,411)	(2,212)
Increase (decrease) in net assets from contract
transactions	(5,097,808)	(6,951,129)	(89,459)	(43,743)	(126,207)	(61,356)

INCREASE (DECREASE) IN NET ASSETS	(11,694,304)	(839,155)	(85,501)	(39,688)	(219,249)	41,009
NET ASSETS AT BEGINNING OF PERIOD	43,238,867	44,078,022	971,078	1,010,766	677,652	636,643
NET ASSETS AT END OF PERIOD	$31,544,563	$43,238,867	$885,577	$971,078	$458,403	$677,652

UNITS OUTSTANDING
Units outstanding at beginning of period	2,122,388	2,477,117	34,872	36,442	27,157	29,795
Units issued	105,785	81,923	1,433	1,614	497	21
Units redeemed	(367,612)	(436,652)	(4,762)	(3,184)	(5,667)	(2,659)
Units outstanding at end of period	1,860,561	2,122,388	31,543	34,872	21,987	27,157

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	VIT Large Cap Value		VIT Mid Cap Value		VIT Small Cap Equity Insights
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(11,311)	$(2,960)	$(8,927)	$(19,906)	$(49,778)	$(50,529)
Net realized gains (losses)	9,451	361,537	228,612	143,475	600,366	523,348
Change in unrealized gains (losses)	(154,794)	(181,925)	(406,584)	70,696	(845,423)	(87,740)
Increase (decrease) in net assets from operations	(156,654)	176,652	(186,899)	194,265	(294,835)	385,079

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(275,213)	(84,179)	(343,098)	(45,077)	(163,686)	(96,911)
Payments on termination	(159,930)	(310,242)	(158,319)	(247,011)	(510,269)	(589,317)
Contract Maintenance Charge	(5,610)	(5,623)	(3,989)	(4,338)	(9,896)	(9,211)
Transfers among the sub-accounts and with the
Fixed Account - net	(97,523)	6,413	(103,272)	(14,875)	(104,609)	9,669
Increase (decrease) in net assets from contract
transactions	(538,276)	(393,631)	(608,678)	(311,301)	(788,460)	(685,770)

INCREASE (DECREASE) IN NET ASSETS	(694,930)	(216,979)	(795,577)	(117,036)	(1,083,295)	(300,691)
NET ASSETS AT BEGINNING OF PERIOD	2,200,019	2,416,998	2,139,003	2,256,039	4,149,275	4,449,966
NET ASSETS AT END OF PERIOD	$1,505,089	$2,200,019	$1,343,426	$2,139,003	$3,065,980	$4,149,275

UNITS OUTSTANDING
Units outstanding at beginning of period	122,850	145,801	94,412	108,571	196,310	231,004
Units issued	2,717	6,025	174	314	11,053	9,841
Units redeemed	(31,688)	(28,976)	(26,954)	(14,473)	(46,126)	(44,535)
Units outstanding at end of period	93,879	122,850	67,632	94,412	161,237	196,310

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust		Janus Aspen Series
	Sub-Account		Sub-Account		Sub-Account
	VIT Strategic Growth		VIT U.S. Equity Insights		Janus Henderson VIT Forty (Institutional Shares)*
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(114)	$(89)	$(20,189)	$(15,721)	$(42)	$(195)
Net realized gains (losses)	4,468	431	691,600	727,435	4,552	766
Change in unrealized gains (losses)	(4,585)	1,696	(884,902)	26,116	(3,468)	2,555
Increase (decrease) in net assets from operations	(231)	2,038	(213,491)	737,830	1,042	3,126

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	(73,311)	(86,424)	—	—
Payments on termination	(222)	—	(311,938)	(530,797)	(13,302)	—
Contract Maintenance Charge	(18)	(18)	(8,409)	(8,246)	(6)	(6)
Transfers among the sub-accounts and with the
Fixed Account - net	1	(1)	(125,910)	(331,790)	(129)	(149)
Increase (decrease) in net assets from contract
transactions	(239)	(19)	(519,568)	(957,257)	(13,437)	(155)

INCREASE (DECREASE) IN NET ASSETS	(470)	2,019	(733,059)	(219,427)	(12,395)	2,971
NET ASSETS AT BEGINNING OF PERIOD	9,150	7,131	3,583,493	3,802,920	14,028	11,057
NET ASSETS AT END OF PERIOD	$8,680	$9,150	$2,850,434	$3,583,493	$1,633	$14,028

UNITS OUTSTANDING
Units outstanding at beginning of period	494	494	156,384	202,162	412	417
Units issued	—	—	8,956	4,633	—	—
Units redeemed	(15)	—	(30,362)	(50,411)	(364)	(5)
Units outstanding at end of period	479	494	134,978	156,384	48	412

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Lazard Retirement Series, Inc.		Legg Mason Partners Variable Equity Trust		Lord Abbett Series Fund
	Sub-Account		Sub-Account		Sub-Account
	Lazard Retirement Emerging Markets Equity		ClearBridge Variable Large Cap Value Portfolio I		Bond-Debenture
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1	$1	$1	$—	$277,037	$306,697
Net realized gains (losses)	—	1	36	16	306,205	269,750
Change in unrealized gains (losses)	(24)	23	(89)	43	(1,207,216)	357,454
Increase (decrease) in net assets from operations	(23)	25	(52)	59	(623,974)	933,901

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	18,547	6,416
Benefit payments	—	—	—	—	(545,964)	(529,027)
Payments on termination	—	—	—	—	(1,261,811)	(1,552,349)
Contract Maintenance Charge	(1)	(1)	(5)	(5)	(35,342)	(35,717)
Transfers among the sub-accounts and with the
Fixed Account - net	22	1	24	4	(112,353)	566,331
Increase (decrease) in net assets from contract
transactions	21	—	19	(1)	(1,936,923)	(1,544,346)

INCREASE (DECREASE) IN NET ASSETS	(2)	25	(33)	58	(2,560,897)	(610,445)
NET ASSETS AT BEGINNING OF PERIOD	118	93	507	449	12,587,294	13,197,739
NET ASSETS AT END OF PERIOD	$116	$118	$474	$507	$10,026,397	$12,587,294

UNITS OUTSTANDING
Units outstanding at beginning of period	2	2	22	22	641,400	721,160
Units issued	—	—	1	—	19,836	55,829
Units redeemed	1	—	(1)	—	(119,571)	(135,589)
Units outstanding at end of period	3	2	22	22	541,665	641,400

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Lord Abbett Series Fund		Lord Abbett Series Fund		Lord Abbett Series Fund
	Sub-Account		Sub-Account		Sub-Account
	Fundamental Equity		Growth and Income		Growth Opportunities
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(9,110)	$(22,204)	$(28,173)	$(37,039)	$(83,474)	$(89,354)
Net realized gains (losses)	486,136	337,574	976,047	1,541,695	1,123,634	160,847
Change in unrealized gains (losses)	(769,831)	36,894	(1,661,255)	(494,265)	(1,212,966)	998,739
Increase (decrease) in net assets from operations	(292,805)	352,264	(713,381)	1,010,391	(172,806)	1,070,232

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	30,970	2,319	25,235	650	7,356	5,215
Benefit payments	(123,748)	(33,776)	(435,181)	(323,239)	(102,972)	(121,074)
Payments on termination	(438,550)	(439,009)	(911,214)	(1,344,552)	(764,228)	(738,687)
Contract Maintenance Charge	(6,575)	(7,005)	(23,484)	(26,031)	(17,547)	(17,697)
Transfers among the sub-accounts and with the
Fixed Account - net	(91,050)	(7,419)	(330,590)	(517,235)	(79,762)	(217,056)
Increase (decrease) in net assets from contract
transactions	(628,953)	(484,890)	(1,675,234)	(2,210,407)	(957,153)	(1,089,299)

INCREASE (DECREASE) IN NET ASSETS	(921,758)	(132,626)	(2,388,615)	(1,200,016)	(1,129,959)	(19,067)
NET ASSETS AT BEGINNING OF PERIOD	3,463,936	3,596,562	8,945,959	10,145,975	5,547,933	5,567,000
NET ASSETS AT END OF PERIOD	$2,542,178	$3,463,936	$6,557,344	$8,945,959	$4,417,974	$5,547,933

UNITS OUTSTANDING
Units outstanding at beginning of period	145,524	167,273	459,829	581,502	212,361	258,019
Units issued	5,622	7,426	10,668	15,101	6,119	5,834
Units redeemed	(32,693)	(29,175)	(97,941)	(136,774)	(41,793)	(51,492)
Units outstanding at end of period	118,453	145,524	372,556	459,829	176,687	212,361

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Lord Abbett Series Fund		MFS Variable Insurance Trust		MFS Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	Mid-Cap Stock		MFS Growth		MFS Investors Trust
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(108,880)	$(122,904)	$(11,459)	$(9,769)	$(6,376)	$(5,273)
Net realized gains (losses)	566,004	1,541,694	123,059	48,350	55,997	50,834
Change in unrealized gains (losses)	(2,049,892)	(850,760)	(90,117)	154,336	(100,511)	105,491
Increase (decrease) in net assets from operations	(1,592,768)	568,030	21,483	192,917	(50,890)	151,052

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	8,302	30,390	—	500	—	—
Benefit payments	(164,196)	(264,202)	(34,843)	(16,597)	(9,383)	(3,859)
Payments on termination	(1,748,791)	(1,289,581)	(21,348)	(19,973)	(44,464)	(32,380)
Contract Maintenance Charge	(25,230)	(26,128)	(492)	(481)	(508)	(553)
Transfers among the sub-accounts and with the
Fixed Account - net	60,435	278,605	(57,623)	(2,541)	630	(28,219)
Increase (decrease) in net assets from contract
transactions	(1,869,480)	(1,270,916)	(114,306)	(39,092)	(53,725)	(65,011)

INCREASE (DECREASE) IN NET ASSETS	(3,462,248)	(702,886)	(92,823)	153,825	(104,615)	86,041
NET ASSETS AT BEGINNING OF PERIOD	11,125,598	11,828,484	821,062	667,237	811,619	725,578
NET ASSETS AT END OF PERIOD	$7,663,350	$11,125,598	$728,239	$821,062	$707,004	$811,619

UNITS OUTSTANDING
Units outstanding at beginning of period	553,441	616,750	33,955	35,837	38,898	42,210
Units issued	18,302	35,432	815	85	189	78
Units redeemed	(116,103)	(98,741)	(4,529)	(1,967)	(2,644)	(3,390)
Units outstanding at end of period	455,640	553,441	30,241	33,955	36,443	38,898

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust		MFS Variable Insurance Trust		MFS Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	MFS New Discovery		MFS Research		MFS Total Return Bond
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(15,637)	$(14,542)	$(3,790)	$(396)	$18,187	$17,339
Net realized gains (losses)	228,054	33,848	69,025	38,792	838	3,917
Change in unrealized gains (losses)	(211,786)	230,493	(89,770)	52,611	(38,376)	4,799
Increase (decrease) in net assets from operations	631	249,799	(24,535)	91,007	(19,351)	26,055

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,077	1,407	—	—	804	1,554
Benefit payments	—	(3,839)	(16,756)	(12,226)	(94)	(9,643)
Payments on termination	(86,682)	(36,186)	(21,960)	(10,349)	(39,935)	(28,591)
Contract Maintenance Charge	(787)	(793)	(165)	(175)	(411)	(455)
Transfers among the sub-accounts and with the
Fixed Account - net	(165,177)	(35,551)	(16)	(9)	102,498	(20,599)
Increase (decrease) in net assets from contract
transactions	(251,569)	(74,962)	(38,897)	(22,759)	62,862	(57,734)

INCREASE (DECREASE) IN NET ASSETS	(250,938)	174,837	(63,432)	68,248	43,511	(31,679)
NET ASSETS AT BEGINNING OF PERIOD	1,215,986	1,041,149	497,845	429,597	820,105	851,784
NET ASSETS AT END OF PERIOD	$965,048	$1,215,986	$434,413	$497,845	$863,616	$820,105

UNITS OUTSTANDING
Units outstanding at beginning of period	35,359	37,725	24,947	26,153	39,464	42,329
Units issued	114	267	—	—	5,129	364
Units redeemed	(6,279)	(2,633)	(1,872)	(1,206)	(2,076)	(3,229)
Units outstanding at end of period	29,194	35,359	23,075	24,947	42,517	39,464

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust		MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)
	Sub-Account		Sub-Account		Sub-Account
	MFS Utilities		MFS Growth (Service Class)		MFS Investors Trust (Service Class)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(718)	$7,347	$(1,068)	$(1,303)	$(1,456)	$(1,224)
Net realized gains (losses)	4,749	1,451	15,796	4,993	9,762	7,351
Change in unrealized gains (losses)	(4,559)	21,459	(11,933)	16,747	(16,968)	17,817
Increase (decrease) in net assets from operations	(528)	30,257	2,795	20,437	(8,662)	23,944

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(13,043)	—	(41,782)	—	—	—
Payments on termination	(6,058)	(5,976)	(1,375)	(1,205)	(9,032)	(2,415)
Contract Maintenance Charge	(37)	(38)	(24)	(22)	(63)	(75)
Transfers among the sub-accounts and with the
Fixed Account - net	(2)	(3)	(2,437)	(1,255)	94	(3,267)
Increase (decrease) in net assets from contract
transactions	(19,140)	(6,017)	(45,618)	(2,482)	(9,001)	(5,757)

INCREASE (DECREASE) IN NET ASSETS	(19,668)	24,240	(42,823)	17,955	(17,663)	18,187
NET ASSETS AT BEGINNING OF PERIOD	253,699	229,459	89,710	71,755	133,865	115,678
NET ASSETS AT END OF PERIOD	$234,031	$253,699	$46,887	$89,710	$116,202	$133,865

UNITS OUTSTANDING
Units outstanding at beginning of period	7,644	7,829	3,560	3,696	6,464	6,772
Units issued	—	—	—	—	5	—
Units redeemed	(567)	(185)	(1,355)	(136)	(433)	(308)
Units outstanding at end of period	7,077	7,644	2,205	3,560	6,036	6,464

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)
	Sub-Account		Sub-Account		Sub-Account
	MFS New Discovery Series (Service Class)*		MFS Research (Service Class)		MFS Utilities (Service Class)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,138)	$(1,078)	$(436)	$(149)	$(3,546)	$16,913
Net realized gains (losses)	13,543	3,851	5,205	3,030	21,706	32,965
Change in unrealized gains (losses)	(13,257)	13,068	(7,076)	4,041	(20,626)	27,318
Increase (decrease) in net assets from operations	(852)	15,841	(2,307)	6,922	(2,466)	77,196

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	15	20	—	—	—	—
Benefit payments	—	—	—	—	(191)	99
Payments on termination	(7,514)	(15,430)	(704)	(833)	(103,476)	(206,857)
Contract Maintenance Charge	(44)	(48)	(13)	(20)	(3)	(14)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,551)	(1,784)	(14)	(25)	261	(3,876)
Increase (decrease) in net assets from contract
transactions	(10,094)	(17,242)	(731)	(878)	(103,409)	(210,648)

INCREASE (DECREASE) IN NET ASSETS	(10,946)	(1,401)	(3,038)	6,044	(105,875)	(133,452)
NET ASSETS AT BEGINNING OF PERIOD	73,022	74,423	39,101	33,057	550,700	684,152
NET ASSETS AT END OF PERIOD	$62,076	$73,022	$36,063	$39,101	$444,825	$550,700

UNITS OUTSTANDING
Units outstanding at beginning of period	3,114	3,998	1,884	1,931	17,368	23,845
Units issued	12	20	—	—	11	184
Units redeemed	(406)	(904)	(34)	(47)	(3,009)	(6,661)
Units outstanding at end of period	2,720	3,114	1,850	1,884	14,370	17,368

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust II		Morgan Stanley Variable Insurance Fund, Inc.		Morgan Stanley Variable Insurance Fund, Inc.
	Sub-Account		Sub-Account		Sub-Account
	MFS High Yield		Morgan Stanley VIF Core Plus Fixed Income		Morgan Stanley VIF Emerging Markets Equity
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$8,668	$12,601	$1,641	$2,613	$(166,607)	$(134,691)
Net realized gains (losses)	(3,084)	(866)	242	2,507	403,310	366,037
Change in unrealized gains (losses)	(14,459)	767	(5,636)	3,701	(3,033,168)	3,979,600
Increase (decrease) in net assets from operations	(8,875)	12,502	(3,753)	8,821	(2,796,465)	4,210,946

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	75	300	—	—	8,797	1,648
Benefit payments	—	—	—	—	(449,031)	(656,514)
Payments on termination	(39,754)	(14,358)	(11,024)	(13,092)	(862,425)	(746,997)
Contract Maintenance Charge	(115)	(138)	(122)	(140)	(4,266)	(5,032)
Transfers among the sub-accounts and with the
Fixed Account - net	2,234	1,260	455	(65,932)	(392,845)	(301,380)
Increase (decrease) in net assets from contract
transactions	(37,560)	(12,936)	(10,691)	(79,164)	(1,699,770)	(1,708,275)

INCREASE (DECREASE) IN NET ASSETS	(46,435)	(434)	(14,444)	(70,343)	(4,496,235)	2,502,671
NET ASSETS AT BEGINNING OF PERIOD	234,417	234,851	172,931	243,274	15,937,482	13,434,811
NET ASSETS AT END OF PERIOD	$187,982	$234,417	$158,487	$172,931	$11,441,247	$15,937,482

UNITS OUTSTANDING
Units outstanding at beginning of period	11,044	11,657	10,732	15,549	676,115	756,804
Units issued	184	130	31	64	31,449	44,072
Units redeemed	(1,974)	(743)	(666)	(4,881)	(112,771)	(124,761)
Units outstanding at end of period	9,254	11,044	10,097	10,732	594,793	676,115

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Insurance Fund, Inc.		Morgan Stanley Variable Insurance Fund, Inc.		Morgan Stanley Variable Insurance Fund, Inc.
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley VIF Global Infrastructure		Morgan Stanley VIF Global Strategist		Morgan Stanley VIF Growth
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$547,836	$353,090	$(142,417)	$(155,147)	$(456,498)	$(409,859)
Net realized gains (losses)	432,461	1,266,867	2,803,199	1,181,655	7,273,049	3,469,257
Change in unrealized gains (losses)	(3,999,149)	2,514,538	(6,583,021)	6,692,908	(4,995,083)	5,397,044
Increase (decrease) in net assets from operations	(3,018,852)	4,134,495	(3,922,239)	7,719,416	1,821,468	8,456,442

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	25,235	360	67,846	2,462	21,203	4,685
Benefit payments	(2,896,893)	(3,062,285)	(3,113,446)	(4,280,078)	(754,890)	(840,900)
Payments on termination	(1,928,715)	(2,402,098)	(2,728,415)	(3,631,119)	(2,778,200)	(1,894,189)
Contract Maintenance Charge	(11,981)	(14,022)	(17,947)	(20,773)	(27,492)	(24,841)
Transfers among the sub-accounts and with the
Fixed Account - net	(749,410)	(459,902)	(1,369,866)	(781,236)	(471,350)	(1,056,269)
Increase (decrease) in net assets from contract
transactions	(5,561,764)	(5,937,947)	(7,161,828)	(8,710,744)	(4,010,729)	(3,811,514)

INCREASE (DECREASE) IN NET ASSETS	(8,580,616)	(1,803,452)	(11,084,067)	(991,328)	(2,189,261)	4,644,928
NET ASSETS AT BEGINNING OF PERIOD	36,447,423	38,250,875	56,496,243	57,487,571	26,765,123	22,120,195
NET ASSETS AT END OF PERIOD	$27,866,807	$36,447,423	$45,412,176	$56,496,243	$24,575,862	$26,765,123

UNITS OUTSTANDING
Units outstanding at beginning of period	773,201	906,684	3,534,299	4,167,920	977,395	1,123,772
Units issued	10,653	37,642	67,035	73,741	62,690	59,005
Units redeemed	(129,059)	(171,125)	(561,670)	(707,362)	(198,208)	(205,382)
Units outstanding at end of period	654,795	773,201	3,039,664	3,534,299	841,877	977,395

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Insurance Fund, Inc.		Morgan Stanley Variable Insurance Fund, Inc.		Morgan Stanley Variable Insurance Fund, Inc. (Class II)
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley VIF Mid Cap Growth		Morgan Stanley VIF U.S. Real Estate		Morgan Stanley VIF Emerging Markets Debt (Class II)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(210,747)	$(177,550)	$131,733	$(27,620)	$233,272	$258,764
Net realized gains (losses)	2,958,585	43,777	579,149	808,774	(118,362)	(31,199)
Change in unrealized gains (losses)	(1,707,554)	3,332,283	(1,924,163)	(602,688)	(642,055)	299,771
Increase (decrease) in net assets from operations	1,040,284	3,198,510	(1,213,281)	178,466	(527,145)	527,336

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	20,968	120	7,494	3,401	4,163	4,635
Benefit payments	(575,823)	(359,894)	(338,012)	(463,309)	(246,036)	(160,760)
Payments on termination	(680,060)	(698,543)	(903,030)	(1,130,917)	(657,060)	(889,349)
Contract Maintenance Charge	(2,979)	(3,049)	(3,206)	(3,979)	(15,307)	(8,722)
Transfers among the sub-accounts and with the
Fixed Account - net	543,435	(315,982)	(514,717)	(732,766)	66,236	(125,082)
Increase (decrease) in net assets from contract
transactions	(694,459)	(1,377,348)	(1,751,471)	(2,327,570)	(848,004)	(1,179,278)

INCREASE (DECREASE) IN NET ASSETS	345,825	1,821,162	(2,964,752)	(2,149,104)	(1,375,149)	(651,942)
NET ASSETS AT BEGINNING OF PERIOD	11,077,190	9,256,028	14,209,978	16,359,082	6,487,458	7,139,400
NET ASSETS AT END OF PERIOD	$11,423,015	$11,077,190	$11,245,226	$14,209,978	$5,112,309	$6,487,458

UNITS OUTSTANDING
Units outstanding at beginning of period	383,273	436,905	331,902	387,172	245,084	290,216
Units issued	48,147	18,377	7,554	8,652	12,532	11,900
Units redeemed	(68,520)	(72,009)	(49,449)	(63,922)	(46,877)	(57,032)
Units outstanding at end of period	362,900	383,273	290,007	331,902	210,739	245,084

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)		Morgan Stanley Variable Insurance Fund, Inc. (Class II)		Morgan Stanley Variable Insurance Fund, Inc. (Class II)
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley VIF Emerging Markets Equity (Class II)		Morgan Stanley VIF Global Franchise (Class II)		Morgan Stanley VIF Global Infrastructure (Class II)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(49,207)	$(43,622)	$(161,605)	$(101,184)	$102,958	$48,624
Net realized gains (losses)	147,357	141,207	3,483,244	2,859,031	146,400	406,897
Change in unrealized gains (losses)	(869,072)	1,198,411	(4,010,270)	2,798,464	(1,188,862)	659,244
Increase (decrease) in net assets from operations	(770,922)	1,295,996	(688,631)	5,556,311	(939,504)	1,114,765

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	35,127	5,103	1,550	—
Benefit payments	(205,716)	(133,384)	(1,548,990)	(839,071)	(314,679)	(607,326)
Payments on termination	(478,957)	(912,498)	(2,289,282)	(2,817,025)	(1,039,050)	(486,511)
Contract Maintenance Charge	(13,725)	(16,733)	(69,646)	(64,877)	(5,843)	(6,090)
Transfers among the sub-accounts and with the
Fixed Account - net	(128,148)	(10,596)	(240,789)	(960,104)	(42,224)	(161,543)
Increase (decrease) in net assets from contract
transactions	(826,546)	(1,073,211)	(4,113,580)	(4,675,974)	(1,400,246)	(1,261,470)

INCREASE (DECREASE) IN NET ASSETS	(1,597,468)	222,785	(4,802,211)	880,337	(2,339,750)	(146,705)
NET ASSETS AT BEGINNING OF PERIOD	4,520,909	4,298,124	26,129,724	25,249,387	10,728,092	10,874,797
NET ASSETS AT END OF PERIOD	$2,923,441	$4,520,909	$21,327,513	$26,129,724	$8,388,342	$10,728,092

UNITS OUTSTANDING
Units outstanding at beginning of period	116,229	147,008	753,600	899,814	579,273	647,246
Units issued	6,993	4,929	9,261	16,749	6,993	4,446
Units redeemed	(30,145)	(35,708)	(124,215)	(162,963)	(83,445)	(72,419)
Units outstanding at end of period	93,077	116,229	638,646	753,600	502,821	579,273

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)		Morgan Stanley Variable Insurance Fund, Inc. (Class II)		Morgan Stanley Variable Insurance Fund, Inc. (Class II)
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley VIF Global Strategist (Class II)		Morgan Stanley VIF Growth (Class II)		Morgan Stanley VIF Mid Cap Growth (Class II)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(127,563)	$(142,656)	$(95,997)	$(88,163)	$(204,508)	$(203,312)
Net realized gains (losses)	960,403	428,029	1,607,262	787,185	3,173,476	11,581
Change in unrealized gains (losses)	(2,245,419)	2,245,854	(1,173,536)	1,062,022	(1,711,516)	3,897,555
Increase (decrease) in net assets from operations	(1,412,579)	2,531,227	337,729	1,761,044	1,257,452	3,705,824

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,404	1,560	650	815	11,186	8,091
Benefit payments	(818,291)	(975,568)	(111,121)	(153,842)	(624,100)	(256,731)
Payments on termination	(1,157,912)	(1,503,947)	(357,765)	(446,424)	(1,622,525)	(1,654,651)
Contract Maintenance Charge	(23,145)	(22,870)	(19,808)	(15,473)	(46,607)	(42,706)
Transfers among the sub-accounts and with the
Fixed Account - net	(611,898)	(485,969)	(175,002)	(240,906)	(754,058)	(940,638)
Increase (decrease) in net assets from contract
transactions	(2,606,842)	(2,986,794)	(663,046)	(855,830)	(3,036,104)	(2,886,635)

INCREASE (DECREASE) IN NET ASSETS	(4,019,421)	(455,567)	(325,317)	905,214	(1,778,652)	819,189
NET ASSETS AT BEGINNING OF PERIOD	19,174,510	19,630,077	5,522,021	4,616,807	11,937,910	11,118,721
NET ASSETS AT END OF PERIOD	$15,155,089	$19,174,510	$5,196,704	$5,522,021	$10,159,258	$11,937,910

UNITS OUTSTANDING
Units outstanding at beginning of period	1,254,151	1,459,997	142,276	167,151	460,693	592,106
Units issued	16,672	22,127	14,428	6,106	19,864	12,440
Units redeemed	(192,246)	(227,973)	(30,590)	(30,981)	(126,128)	(143,853)
Units outstanding at end of period	1,078,577	1,254,151	126,114	142,276	354,429	460,693

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)		Morgan Stanley Variable Investment Series		Morgan Stanley Variable Investment Series
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley VIF U.S. Real Estate (Class II)		European Equity*		Income Plus
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$173,982	$(95,402)	$268,014	$343,623	$787,721	$1,002,868
Net realized gains (losses)	1,028,660	1,174,564	(1,352,074)	(37,010)	832,830	523,524
Change in unrealized gains (losses)	(3,364,524)	(813,233)	(1,238,884)	4,073,317	(3,862,996)	817,467
Increase (decrease) in net assets from operations	(2,161,882)	265,929	(2,322,944)	4,379,930	(2,242,445)	2,343,859

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	28,383	11,374	2,782	1,222	41,903	4,349
Benefit payments	(483,005)	(467,935)	(794,767)	(890,054)	(2,728,925)	(3,548,373)
Payments on termination	(2,188,023)	(2,733,365)	(967,693)	(1,684,210)	(3,168,530)	(3,239,007)
Contract Maintenance Charge	(72,754)	(63,309)	(7,203)	(10,150)	(14,135)	(16,360)
Transfers among the sub-accounts and with the
Fixed Account - net	(221,781)	419,682	(19,117,035)	(192,937)	(748,341)	(675,453)
Increase (decrease) in net assets from contract
transactions	(2,937,180)	(2,833,553)	(20,883,916)	(2,776,129)	(6,618,028)	(7,474,844)

INCREASE (DECREASE) IN NET ASSETS	(5,099,062)	(2,567,624)	(23,206,860)	1,603,801	(8,860,473)	(5,130,985)
NET ASSETS AT BEGINNING OF PERIOD	25,033,933	27,601,557	23,206,860	21,603,059	43,809,831	48,940,816
NET ASSETS AT END OF PERIOD	$19,934,871	$25,033,933	$—	$23,206,860	$34,949,358	$43,809,831

UNITS OUTSTANDING
Units outstanding at beginning of period	675,250	752,812	626,968	699,125	1,191,804	1,398,179
Units issued	29,229	37,004	11,214	20,826	27,949	68,889
Units redeemed	(110,589)	(114,566)	(638,182)	(92,983)	(212,939)	(275,264)
Units outstanding at end of period	593,890	675,250	—	626,968	1,006,814	1,191,804

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Investment Series		Morgan Stanley Variable Investment Series		Morgan Stanley Variable Investment Series (Class Y Shares)
	Sub-Account		Sub-Account		Sub-Account
	Limited Duration*		Multi Cap Growth		European Equity (Class Y Shares)*
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$19,238	$43,013	$(2,974,482)	$(2,478,276)	$38,442	$55,638
Net realized gains (losses)	(816,571)	(145,223)	65,991,282	24,263,364	(342,908)	(3,787)
Change in unrealized gains (losses)	716,714	95,073	(38,893,111)	45,939,233	(335,574)	1,067,690
Increase (decrease) in net assets from operations	(80,619)	(7,137)	24,123,689	67,724,321	(640,040)	1,119,541

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	166,962	—	1,924,239	9,732	1,434	870
Benefit payments	(253,613)	(414,104)	(13,014,164)	(6,435,540)	(177,972)	(81,625)
Payments on termination	(295,134)	(350,881)	(12,814,729)	(14,685,803)	(459,171)	(376,843)
Contract Maintenance Charge	(1,817)	(2,506)	(61,425)	(61,884)	(3,878)	(7,960)
Transfers among the sub-accounts and with the
Fixed Account - net	(4,303,328)	126,512	(4,098,647)	(4,169,824)	(4,937,303)	(81,081)
Increase (decrease) in net assets from contract
transactions	(4,686,930)	(640,979)	(28,064,726)	(25,343,319)	(5,576,890)	(546,639)

INCREASE (DECREASE) IN NET ASSETS	(4,767,549)	(648,116)	(3,941,037)	42,381,002	(6,216,930)	572,902
NET ASSETS AT BEGINNING OF PERIOD	4,767,549	5,415,665	194,167,573	151,786,571	6,216,930	5,644,028
NET ASSETS AT END OF PERIOD	$—	$4,767,549	$190,226,536	$194,167,573	$—	$6,216,930

UNITS OUTSTANDING
Units outstanding at beginning of period	440,457	499,529	1,841,045	2,090,554	488,604	534,228
Units issued	38,031	28,235	49,290	46,398	10,759	9,763
Units redeemed	(478,488)	(87,307)	(246,443)	(295,907)	(499,363)	(55,387)
Units outstanding at end of period	—	440,457	1,643,892	1,841,045	—	488,604

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Investment Series (Class Y Shares)		Morgan Stanley Variable Investment Series (Class Y Shares)		Morgan Stanley Variable Investment Series (Class Y Shares)
	Sub-Account		Sub-Account		Sub-Account
	Income Plus (Class Y Shares)		Limited Duration (Class Y Shares)*		Multi Cap Growth (Class Y Shares)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$618,247	$765,786	$(20,588)	$48,291	$(978,329)	$(840,723)
Net realized gains (losses)	854,660	460,414	(3,609,847)	(469,190)	17,913,994	6,980,713
Change in unrealized gains (losses)	(4,169,998)	1,048,014	3,216,114	265,720	(10,779,952)	11,842,286
Increase (decrease) in net assets from operations	(2,697,091)	2,274,214	(414,321)	(155,179)	6,155,713	17,982,276

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	34,549	2,222	250	300	59,723	3,060
Benefit payments	(2,182,110)	(3,137,337)	(543,243)	(923,788)	(1,350,082)	(1,939,545)
Payments on termination	(3,785,740)	(4,094,740)	(1,088,077)	(1,661,448)	(5,337,545)	(3,980,155)
Contract Maintenance Charge	(59,972)	(32,322)	(16,489)	(21,119)	(60,165)	(44,479)
Transfers among the sub-accounts and with the
Fixed Account - net	(689,457)	704,903	(17,798,129)	929,039	(1,855,782)	(2,115,058)
Increase (decrease) in net assets from contract
transactions	(6,682,730)	(6,557,274)	(19,445,688)	(1,677,016)	(8,543,851)	(8,076,177)

INCREASE (DECREASE) IN NET ASSETS	(9,379,821)	(4,283,060)	(19,860,009)	(1,832,195)	(2,388,138)	9,906,099
NET ASSETS AT BEGINNING OF PERIOD	47,316,529	51,599,589	19,860,009	21,692,204	51,308,224	41,402,125
NET ASSETS AT END OF PERIOD	$37,936,708	$47,316,529	$—	$19,860,009	$48,920,086	$51,308,224

UNITS OUTSTANDING
Units outstanding at beginning of period	2,567,886	2,921,247	2,139,358	2,316,494	1,827,524	2,150,787
Units issued	97,813	102,653	53,315	126,352	23,967	37,701
Units redeemed	(475,916)	(456,014)	(2,192,673)	(303,488)	(280,290)	(360,964)
Units outstanding at end of period	2,189,783	2,567,886	—	2,139,358	1,571,201	1,827,524

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Neuberger Berman Advisors Management Trust		Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds
	Sub-Account		Sub-Account		Sub-Account
	AMT Large Cap Value		Oppenheimer Capital Appreciation		Oppenheimer Conservative Balanced
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(98)	$(230)	$(31,302)	$(31,498)	$4,771	$5,058
Net realized gains (losses)	2,708	699	267,224	308,264	32,778	27,198
Change in unrealized gains (losses)	(3,249)	2,111	(426,964)	335,870	(99,403)	46,419
Increase (decrease) in net assets from operations	(639)	2,580	(191,042)	612,636	(61,854)	78,675

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	23,375	27,025	3,000	4,500
Benefit payments	—	—	(12,753)	(34,402)	(26,393)	(65,578)
Payments on termination	(251)	(299)	(78,707)	(165,491)	(54,157)	(58,584)
Contract Maintenance Charge	(11)	(12)	(1,888)	(2,033)	(433)	(487)
Transfers among the sub-accounts and with the
Fixed Account - net	—	1	(71,588)	(19,508)	762	(45,347)
Increase (decrease) in net assets from contract
transactions	(262)	(310)	(141,561)	(194,409)	(77,221)	(165,496)

INCREASE (DECREASE) IN NET ASSETS	(901)	2,270	(332,603)	418,227	(139,075)	(86,821)
NET ASSETS AT BEGINNING OF PERIOD	24,757	22,487	2,921,677	2,503,450	983,373	1,070,194
NET ASSETS AT END OF PERIOD	$23,856	$24,757	$2,589,074	$2,921,677	$844,298	$983,373

UNITS OUTSTANDING
Units outstanding at beginning of period	1,075	1,089	147,852	159,042	61,755	72,227
Units issued	—	—	1,672	3,214	255	397
Units redeemed	(12)	(14)	(8,507)	(14,404)	(5,162)	(10,869)
Units outstanding at end of period	1,063	1,075	141,017	147,852	56,848	61,755

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Discovery Mid Cap Growth		Oppenheimer Global		Oppenheimer Global Strategic Income
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(9,888)	$(8,917)	$(8,606)	$(8,280)	$43,255	$12,103
Net realized gains (losses)	116,662	83,487	282,011	93,428	(9,863)	114
Change in unrealized gains (losses)	(143,718)	70,376	(617,484)	572,316	(105,644)	53,125
Increase (decrease) in net assets from operations	(36,944)	144,946	(344,079)	657,464	(72,252)	65,342

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	19,378	29,893	3,790	5,300
Benefit payments	(21,333)	(11,765)	(2,885)	(12,334)	32,816	(20,265)
Payments on termination	(31,083)	(35,230)	(202,624)	(115,797)	(189,514)	(60,325)
Contract Maintenance Charge	(172)	(175)	(1,526)	(1,533)	(506)	(551)
Transfers among the sub-accounts and with the
Fixed Account - net	(37,658)	(5,152)	112,913	(55,637)	(57,543)	229
Increase (decrease) in net assets from contract
transactions	(90,246)	(52,322)	(74,744)	(155,408)	(210,957)	(75,612)

INCREASE (DECREASE) IN NET ASSETS	(127,190)	92,624	(418,823)	502,056	(283,209)	(10,270)
NET ASSETS AT BEGINNING OF PERIOD	646,846	554,222	2,452,778	1,950,722	1,387,629	1,397,899
NET ASSETS AT END OF PERIOD	$519,656	$646,846	$2,033,955	$2,452,778	$1,104,420	$1,387,629

UNITS OUTSTANDING
Units outstanding at beginning of period	48,468	52,424	67,753	72,913	98,337	102,359
Units issued	—	611	6,826	3,940	4,756	2,194
Units redeemed	(5,016)	(4,567)	(8,849)	(9,100)	(26,112)	(6,216)
Units outstanding at end of period	43,452	48,468	65,730	67,753	76,981	98,337

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Main Street		Oppenheimer Main Street Small Cap		Oppenheimer Total Return Bond
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,131)	$(2,884)	$(14,516)	$(4,511)	$9,877	$5,471
Net realized gains (losses)	142,176	94,995	189,321	149,134	(14,384)	(4,597)
Change in unrealized gains (losses)	(244,520)	97,316	(314,936)	(8,631)	(7,169)	14,703
Increase (decrease) in net assets from operations	(106,475)	189,427	(140,131)	135,992	(11,676)	15,577

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	1,605	10,615	1,990	1,680
Benefit payments	(14,849)	(26,767)	(2,664)	(394)	—	—
Payments on termination	(135,494)	(147,997)	(78,037)	(47,747)	(50,571)	(18,462)
Contract Maintenance Charge	(687)	(739)	(1,162)	(1,259)	(439)	(488)
Transfers among the sub-accounts and with the
Fixed Account - net	(17,250)	(8,241)	(24,549)	55,308	3,686	14,696
Increase (decrease) in net assets from contract
transactions	(168,280)	(183,744)	(104,807)	16,523	(45,334)	(2,574)

INCREASE (DECREASE) IN NET ASSETS	(274,755)	5,683	(244,938)	152,515	(57,010)	13,003
NET ASSETS AT BEGINNING OF PERIOD	1,320,219	1,314,536	1,335,751	1,183,236	497,304	484,301
NET ASSETS AT END OF PERIOD	$1,045,464	$1,320,219	$1,090,813	$1,335,751	$440,294	$497,304

UNITS OUTSTANDING
Units outstanding at beginning of period	64,084	73,740	30,269	30,147	38,168	38,394
Units issued	15	3,819	141	11,155	1,116	1,278
Units redeemed	(7,947)	(13,475)	(2,413)	(11,033)	(4,706)	(1,504)
Units outstanding at end of period	56,152	64,084	27,997	30,269	34,578	38,168

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Capital Appreciation (SS)		Oppenheimer Conservative Balanced (SS)		Oppenheimer Discovery Mid Cap Growth (SS)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(255,891)	$(267,546)	$4,582	$4,426	$(99,162)	$(100,328)
Net realized gains (losses)	1,887,691	2,293,530	210,777	59,271	1,182,159	1,062,895
Change in unrealized gains (losses)	(2,573,007)	1,646,572	(621,435)	398,669	(1,470,524)	442,836
Increase (decrease) in net assets from operations	(941,207)	3,672,556	(406,076)	462,366	(387,527)	1,405,403

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,857	10,064	962	1,315	1,465	9,365
Benefit payments	(438,297)	(314,028)	(248,862)	(253,425)	(53,949)	(249,568)
Payments on termination	(1,508,863)	(2,276,612)	(675,962)	(481,460)	(858,348)	(766,997)
Contract Maintenance Charge	(50,256)	(48,655)	(25,388)	(24,314)	(22,731)	(21,487)
Transfers among the sub-accounts and with the
Fixed Account - net	(271,562)	(911,136)	(107,159)	(26,390)	(166,186)	(205,409)
Increase (decrease) in net assets from contract
transactions	(2,263,121)	(3,540,367)	(1,056,409)	(784,274)	(1,099,749)	(1,234,096)

INCREASE (DECREASE) IN NET ASSETS	(3,204,328)	132,189	(1,462,485)	(321,908)	(1,487,276)	171,307
NET ASSETS AT BEGINNING OF PERIOD	16,464,681	16,332,492	6,523,761	6,845,669	5,984,694	5,813,387
NET ASSETS AT END OF PERIOD	$13,260,353	$16,464,681	$5,061,276	$6,523,761	$4,497,418	$5,984,694

UNITS OUTSTANDING
Units outstanding at beginning of period	672,831	830,413	393,778	442,635	209,781	257,030
Units issued	23,597	11,598	10,016	13,743	3,831	2,198
Units redeemed	(110,771)	(169,180)	(75,252)	(62,600)	(43,112)	(49,447)
Units outstanding at end of period	585,657	672,831	328,542	393,778	170,500	209,781

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Global (SS)		Oppenheimer Global Strategic Income (SS)		Oppenheimer Main Street (SS)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(63,404)	$(67,039)	$894,398	$136,435	$(206,717)	$(183,045)
Net realized gains (losses)	925,717	477,140	(316,884)	(106,880)	3,843,458	2,024,936
Change in unrealized gains (losses)	(1,894,265)	1,856,507	(2,520,856)	1,511,289	(6,008,151)	2,348,310
Increase (decrease) in net assets from operations	(1,031,952)	2,266,608	(1,943,342)	1,540,844	(2,371,410)	4,190,201

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	20,379	23,191	22,588	55,937	43,198	19,615
Benefit payments	(79,191)	(395,591)	(713,911)	(1,149,116)	(744,343)	(735,787)
Payments on termination	(942,022)	(938,245)	(3,259,944)	(4,193,120)	(3,855,836)	(3,417,985)
Contract Maintenance Charge	(25,502)	(24,619)	(95,621)	(81,577)	(84,496)	(80,836)
Transfers among the sub-accounts and with the
Fixed Account - net	35,109	(446,125)	(176,258)	568,344	(254,815)	(877,507)
Increase (decrease) in net assets from contract
transactions	(991,227)	(1,781,389)	(4,223,146)	(4,799,532)	(4,896,292)	(5,092,500)

INCREASE (DECREASE) IN NET ASSETS	(2,023,179)	485,219	(6,166,488)	(3,258,688)	(7,267,702)	(902,299)
NET ASSETS AT BEGINNING OF PERIOD	7,956,650	7,471,431	33,977,883	37,236,571	29,569,014	30,471,313
NET ASSETS AT END OF PERIOD	$5,933,471	$7,956,650	$27,811,395	$33,977,883	$22,301,312	$29,569,014

UNITS OUTSTANDING
Units outstanding at beginning of period	212,580	267,574	1,805,862	2,063,546	1,039,755	1,228,171
Units issued	6,059	2,685	101,502	101,381	47,146	24,678
Units redeemed	(32,325)	(57,679)	(334,784)	(359,065)	(220,229)	(213,094)
Units outstanding at end of period	186,314	212,580	1,572,580	1,805,862	866,672	1,039,755

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))		PIMCO Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Main Street Small Cap (SS)		Oppenheimer Total Return Bond (SS)		PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(197,469)	$(132,029)	$167,991	$85,291	$1,617	$79,099
Net realized gains (losses)	2,265,153	1,422,801	(336,409)	(271,821)	(121,394)	(462,658)
Change in unrealized gains (losses)	(3,277,112)	262,780	(175,638)	553,872	37,516	381,813
Increase (decrease) in net assets from operations	(1,209,428)	1,553,552	(344,056)	367,342	(82,261)	(1,746)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	12,024	5,260	41,575	14,667	—	—
Benefit payments	(500,377)	(384,405)	(425,111)	(511,657)	(20,353)	(250,368)
Payments on termination	(1,678,696)	(1,578,863)	(1,403,206)	(1,596,497)	(64,007)	(113,157)
Contract Maintenance Charge	(42,048)	(42,055)	(40,110)	(42,944)	(1,793)	(1,844)
Transfers among the sub-accounts and with the
Fixed Account - net	(329,063)	103,903	(354,420)	334,495	3,094	22,724
Increase (decrease) in net assets from contract
transactions	(2,538,160)	(1,896,160)	(2,181,272)	(1,801,936)	(83,059)	(342,645)

INCREASE (DECREASE) IN NET ASSETS	(3,747,588)	(342,608)	(2,525,328)	(1,434,594)	(165,320)	(344,391)
NET ASSETS AT BEGINNING OF PERIOD	13,445,533	13,788,141	12,290,600	13,725,194	599,212	943,603
NET ASSETS AT END OF PERIOD	$9,697,945	$13,445,533	$9,765,272	$12,290,600	$433,892	$599,212

UNITS OUTSTANDING
Units outstanding at beginning of period	328,395	376,889	1,310,547	1,505,368	106,325	167,844
Units issued	12,641	22,191	60,519	122,895	2,972	7,025
Units redeemed	(71,829)	(70,685)	(300,840)	(317,716)	(18,194)	(68,544)
Units outstanding at end of period	269,207	328,395	1,070,226	1,310,547	91,103	106,325

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	PIMCO VIT Emerging Markets Bond (Advisor Shares)		PIMCO VIT International Bond (US Dollar-Hedged)*		PIMCO VIT Real Return (Advisor Shares)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$12,641	$19,130	$(1)	$22	$23,397	$17,575
Net realized gains (losses)	(7,665)	(6,039)	3	1	(29,189)	(16,543)
Change in unrealized gains (losses)	(41,454)	32,456	1	(15)	(132,208)	34,730
Increase (decrease) in net assets from operations	(36,478)	45,547	3	8	(138,000)	35,762

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	15,419	—
Benefit payments	(11,641)	(16,858)	—	—	(101,528)	(80,541)
Payments on termination	(27,042)	(81,921)	—	—	(351,420)	(304,081)
Contract Maintenance Charge	(1,889)	(1,951)	(3)	(3)	(10,649)	(4,722)
Transfers among the sub-accounts and with the
Fixed Account - net	22,295	(42,867)	5	33	37,071	2,229,314
Increase (decrease) in net assets from contract
transactions	(18,277)	(143,597)	2	30	(411,107)	1,839,970

INCREASE (DECREASE) IN NET ASSETS	(54,755)	(98,050)	5	38	(549,107)	1,875,732
NET ASSETS AT BEGINNING OF PERIOD	541,373	639,423	638	600	3,672,064	1,796,332
NET ASSETS AT END OF PERIOD	$486,618	$541,373	$643	$638	$3,122,957	$3,672,064

UNITS OUTSTANDING
Units outstanding at beginning of period	32,164	41,156	35	33	277,692	137,596
Units issued	4,400	1,533	—	2	14,122	178,504
Units redeemed	(5,670)	(10,525)	—	—	(45,741)	(38,408)
Units outstanding at end of period	30,894	32,164	35	35	246,073	277,692

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust		Profunds VP
	Sub-Account		Sub-Account		Sub-Account
	PIMCO VIT Total Return		PIMCO VIT Total Return (Advisor Shares)		ProFund VP Large-Cap Value
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$19	$9	$60,131	$24,835	$—	$(435)
Net realized gains (losses)	17	1	43,798	(561)	—	2,045
Change in unrealized gains (losses)	(75)	46	(301,385)	266,297	—	(1,852)
Increase (decrease) in net assets from operations	(39)	56	(197,456)	290,571	—	(242)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	500	1,400	—	—
Benefit payments	—	—	(288,649)	(305,552)	—	—
Payments on termination	—	—	(1,298,873)	(1,171,002)	—	—
Contract Maintenance Charge	(5)	(5)	(29,524)	(25,907)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(64)	175	407,357	(272,852)	—	(59,858)
Increase (decrease) in net assets from contract
transactions	(69)	170	(1,209,189)	(1,773,913)	—	(59,858)

INCREASE (DECREASE) IN NET ASSETS	(108)	226	(1,406,645)	(1,483,342)	—	(60,100)
NET ASSETS AT BEGINNING OF PERIOD	1,873	1,647	8,553,316	10,036,658	—	60,100
NET ASSETS AT END OF PERIOD	$1,765	$1,873	$7,146,671	$8,553,316	$—	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	106	96	570,599	689,455	—	4,681
Units issued	6	10	67,206	49,300	—	1,661
Units redeemed	(10)	—	(149,433)	(168,156)	—	(6,342)
Units outstanding at end of period	102	106	488,372	570,599	—	—

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Diversified Income		VT Equity Income		VT George Putnam Balanced
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$456,536	$726,606	$(1,223,887)	$(853,072)	$(324,548)	$52,990
Net realized gains (losses)	(602,791)	(497,505)	13,588,081	6,894,700	1,336,739	940,443
Change in unrealized gains (losses)	(181,675)	714,599	(27,146,971)	16,085,425	(2,773,829)	4,628,222
Increase (decrease) in net assets from operations	(327,930)	943,700	(14,782,777)	22,127,053	(1,761,638)	5,621,655

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,556	4,427	219,997	56,411	14,700	17,190
Benefit payments	(664,527)	(418,779)	(5,917,734)	(4,085,630)	(1,520,944)	(947,279)
Payments on termination	(1,091,122)	(1,048,296)	(12,896,472)	(9,446,355)	(3,588,609)	(3,926,624)
Contract Maintenance Charge	(27,504)	(30,443)	(368,030)	(301,696)	(101,837)	(106,941)
Transfers among the sub-accounts and with the
Fixed Account - net	(248,322)	(140,011)	(3,221,977)	106,573,153	(116,694)	16,571
Increase (decrease) in net assets from contract
transactions	(2,028,919)	(1,633,102)	(22,184,216)	92,795,883	(5,313,384)	(4,947,083)

INCREASE (DECREASE) IN NET ASSETS	(2,356,849)	(689,402)	(36,966,993)	114,922,936	(7,075,022)	674,572
NET ASSETS AT BEGINNING OF PERIOD	16,866,001	17,555,403	174,275,205	59,352,269	44,416,186	43,741,614
NET ASSETS AT END OF PERIOD	$14,509,152	$16,866,001	$137,308,212	$174,275,205	$37,341,164	$44,416,186

UNITS OUTSTANDING
Units outstanding at beginning of period	858,616	944,053	5,922,134	2,238,476	2,547,717	2,835,833
Units issued	33,898	25,048	105,986	4,358,174	89,907	100,953
Units redeemed	(135,707)	(110,485)	(854,898)	(674,516)	(389,679)	(389,069)
Units outstanding at end of period	756,807	858,616	5,173,222	5,922,134	2,247,945	2,547,717

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Global Asset Allocation		VT Global Equity		VT Global Health Care
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$79,585	$3,230	$(140,384)	$(540)	$(93,504)	$(199,365)
Net realized gains (losses)	1,880,206	932,320	455,467	275,865	3,643,988	2,663,330
Change in unrealized gains (losses)	(3,368,032)	1,601,907	(2,034,490)	2,871,328	(3,838,858)	477,393
Increase (decrease) in net assets from operations	(1,408,241)	2,537,457	(1,719,407)	3,146,653	(288,374)	2,941,358

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	13,524	17,800	12,700	7,289	42,512	42,688
Benefit payments	(614,735)	(344,810)	(433,464)	(147,658)	(795,776)	(910,019)
Payments on termination	(3,357,744)	(1,275,425)	(817,450)	(707,110)	(1,226,636)	(1,805,561)
Contract Maintenance Charge	(46,530)	(51,271)	(30,736)	(35,303)	(57,943)	(62,708)
Transfers among the sub-accounts and with the
Fixed Account - net	(3,122)	(115,228)	(194,951)	(564,049)	(500,454)	(716,319)
Increase (decrease) in net assets from contract
transactions	(4,008,607)	(1,768,934)	(1,463,901)	(1,446,831)	(2,538,297)	(3,451,919)

INCREASE (DECREASE) IN NET ASSETS	(5,416,848)	768,523	(3,183,308)	1,699,822	(2,826,671)	(510,561)
NET ASSETS AT BEGINNING OF PERIOD	20,209,025	19,440,502	14,072,973	12,373,151	21,378,685	21,889,246
NET ASSETS AT END OF PERIOD	$14,792,177	$20,209,025	$10,889,665	$14,072,973	$18,552,014	$21,378,685

UNITS OUTSTANDING
Units outstanding at beginning of period	947,796	1,032,882	1,012,563	1,126,197	794,900	923,219
Units issued	50,208	34,399	19,042	13,909	5,654	23,449
Units redeemed	(242,714)	(119,485)	(124,965)	(127,543)	(96,129)	(151,768)
Units outstanding at end of period	755,290	947,796	906,640	1,012,563	704,425	794,900

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Global Utilities		VT Government Money Market		VT Growth Opportunities
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$76,291	$113,155	$(140,448)	$(487,899)	$(1,480,064)	$(1,294,267)
Net realized gains (losses)	292,086	282,965	—	—	10,118,785	3,603,145
Change in unrealized gains (losses)	(511,310)	1,055,022	—	—	(6,855,623)	21,508,487
Increase (decrease) in net assets from operations	(142,933)	1,451,142	(140,448)	(487,899)	1,783,098	23,817,365

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	15,875	2,020	45,654	51,070	107,196	57,798
Benefit payments	(349,668)	(348,679)	(1,121,638)	(2,451,280)	(2,441,110)	(2,327,855)
Payments on termination	(393,766)	(551,085)	(6,878,928)	(7,589,823)	(7,483,354)	(7,650,192)
Contract Maintenance Charge	(17,042)	(18,557)	(136,897)	(87,717)	(232,008)	(228,108)
Transfers among the sub-accounts and with the
Fixed Account - net	(106,788)	(326,783)	5,993,525	6,445,957	(3,124,484)	(2,977,990)
Increase (decrease) in net assets from contract
transactions	(851,389)	(1,243,084)	(2,098,284)	(3,631,793)	(13,173,760)	(13,126,347)

INCREASE (DECREASE) IN NET ASSETS	(994,322)	208,058	(2,238,732)	(4,119,692)	(11,390,662)	10,691,018
NET ASSETS AT BEGINNING OF PERIOD	7,654,215	7,446,157	34,746,458	38,866,150	98,131,540	87,440,522
NET ASSETS AT END OF PERIOD	$6,659,893	$7,654,215	$32,507,726	$34,746,458	$86,740,878	$98,131,540

UNITS OUTSTANDING
Units outstanding at beginning of period	489,863	569,870	3,714,121	4,094,895	8,721,565	10,017,371
Units issued	6,091	12,303	1,096,763	1,124,756	123,164	145,473
Units redeemed	(59,820)	(92,310)	(1,320,654)	(1,505,530)	(1,192,782)	(1,441,279)
Units outstanding at end of period	436,134	489,863	3,490,230	3,714,121	7,651,947	8,721,565

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT High Yield		VT Income		VT International Equity
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$929,540	$1,067,188	$744,599	$1,490,422	$(70,033)	$417,259
Net realized gains (losses)	(256,533)	(180,342)	(747,634)	(542,407)	159,081	(329,268)
Change in unrealized gains (losses)	(1,804,062)	376,694	(634,752)	1,100,105	(11,284,994)	12,615,976
Increase (decrease) in net assets from operations	(1,131,055)	1,263,540	(637,787)	2,048,120	(11,195,946)	12,703,967

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	24,862	27,991	27,284	13,937	76,399	69,859
Benefit payments	(975,456)	(674,359)	(1,532,053)	(1,283,213)	(1,340,393)	(1,326,191)
Payments on termination	(1,724,355)	(2,027,210)	(3,737,487)	(4,521,811)	(4,211,923)	(5,152,315)
Contract Maintenance Charge	(54,706)	(55,966)	(121,249)	(123,746)	(117,692)	(129,719)
Transfers among the sub-accounts and with the
Fixed Account - net	(217,919)	(607,622)	(963,455)	1,051,625	738,731	(1,424,806)
Increase (decrease) in net assets from contract
transactions	(2,947,574)	(3,337,166)	(6,326,960)	(4,863,208)	(4,854,878)	(7,963,172)

INCREASE (DECREASE) IN NET ASSETS	(4,078,629)	(2,073,626)	(6,964,747)	(2,815,088)	(16,050,824)	4,740,795
NET ASSETS AT BEGINNING OF PERIOD	22,872,413	24,946,039	49,556,357	52,371,445	59,362,070	54,621,275
NET ASSETS AT END OF PERIOD	$18,793,784	$22,872,413	$42,591,610	$49,556,357	$43,311,246	$59,362,070

UNITS OUTSTANDING
Units outstanding at beginning of period	936,025	1,074,100	2,820,409	3,101,981	3,712,308	4,241,322
Units issued	17,956	31,676	102,187	142,202	202,569	151,859
Units redeemed	(140,669)	(169,751)	(472,179)	(423,774)	(514,653)	(680,873)
Units outstanding at end of period	813,312	936,025	2,450,417	2,820,409	3,400,224	3,712,308

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT International Growth		VT International Value		VT Mortgage Securities*
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(133,327)	$(32,889)	$66,017	$12,406	$152,227	$122,796
Net realized gains (losses)	1,211,844	409,029	(158,353)	(252,802)	(394,124)	(382,054)
Change in unrealized gains (losses)	(2,910,466)	2,357,511	(1,745,180)	2,416,146	(12,087)	328,635
Increase (decrease) in net assets from operations	(1,831,949)	2,733,651	(1,837,516)	2,175,750	(253,984)	69,377

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	16,884	25,553	22,958	17,337	12,118	13,777
Benefit payments	(293,581)	(330,404)	(477,775)	(236,608)	(555,833)	(588,682)
Payments on termination	(628,094)	(587,549)	(466,691)	(868,564)	(767,142)	(817,536)
Contract Maintenance Charge	(31,897)	(34,784)	(25,905)	(29,191)	(23,544)	(26,763)
Transfers among the sub-accounts and with the
Fixed Account - net	(313,003)	(199,970)	(253,109)	(247,701)	(263,552)	(390,799)
Increase (decrease) in net assets from contract
transactions	(1,249,691)	(1,127,154)	(1,200,522)	(1,364,727)	(1,597,953)	(1,810,003)

INCREASE (DECREASE) IN NET ASSETS	(3,081,640)	1,606,497	(3,038,038)	811,023	(1,851,937)	(1,740,626)
NET ASSETS AT BEGINNING OF PERIOD	10,443,137	8,836,640	10,813,045	10,002,022	11,498,951	13,239,577
NET ASSETS AT END OF PERIOD	$7,361,497	$10,443,137	$7,775,007	$10,813,045	$9,647,014	$11,498,951

UNITS OUTSTANDING
Units outstanding at beginning of period	696,473	783,661	686,770	781,386	712,036	818,662
Units issued	21,104	45,241	16,802	20,873	26,106	34,496
Units redeemed	(114,206)	(132,429)	(95,585)	(115,489)	(121,906)	(141,122)
Units outstanding at end of period	603,371	696,473	607,987	686,770	616,236	712,036

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Multi-Cap Core*		VT Research		VT Small Cap Growth*
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(147,059)	$(144,765)	$(300,144)	$(164,192)	$(48,025)	$(31,520)
Net realized gains (losses)	6,750,516	4,671,541	2,052,158	1,779,575	503,639	320,153
Change in unrealized gains (losses)	(10,332,999)	4,303,405	(2,810,486)	2,636,895	(930,573)	(79,724)
Increase (decrease) in net assets from operations	(3,729,542)	8,830,181	(1,058,472)	4,252,278	(474,959)	208,909

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	27,356	15,775	14,103	14,936	11,368	10,600
Benefit payments	(1,658,921)	(757,862)	(663,546)	(718,951)	(108,019)	(13,377)
Payments on termination	(2,867,204)	(2,962,210)	(1,733,652)	(1,403,791)	(194,188)	(169,801)
Contract Maintenance Charge	(98,373)	(101,971)	(50,168)	(53,124)	(10,091)	(11,005)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,022,136)	(1,037,170)	(840,049)	(895,210)	22,953	20,617
Increase (decrease) in net assets from contract
transactions	(5,619,278)	(4,843,438)	(3,273,312)	(3,056,140)	(277,977)	(162,966)

INCREASE (DECREASE) IN NET ASSETS	(9,348,820)	3,986,743	(4,331,784)	1,196,138	(752,936)	45,943
NET ASSETS AT BEGINNING OF PERIOD	48,312,786	44,326,043	22,202,531	21,006,393	3,479,989	3,434,046
NET ASSETS AT END OF PERIOD	$38,963,966	$48,312,786	$17,870,747	$22,202,531	$2,727,053	$3,479,989

UNITS OUTSTANDING
Units outstanding at beginning of period	2,805,148	3,120,920	1,106,022	1,267,262	111,614	117,272
Units issued	32,143	67,838	15,201	23,903	7,314	9,920
Units redeemed	(352,088)	(383,610)	(174,033)	(185,143)	(15,842)	(15,578)
Units outstanding at end of period	2,485,203	2,805,148	947,190	1,106,022	103,086	111,614

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Small Cap Value		VT Sustainable Future*		VT Sustainable Leaders*
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(346,969)	$(266,153)	$(48,532)	$(36,279)	$(1,032,983)	$(549,995)
Net realized gains (losses)	8,994,006	1,535,673	346,525	435,027	12,755,947	8,873,627
Change in unrealized gains (losses)	(15,121,956)	755,157	(622,613)	148,617	(13,066,663)	8,736,026
Increase (decrease) in net assets from operations	(6,474,919)	2,024,677	(324,620)	547,365	(1,343,699)	17,059,658

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	31,452	14,537	1,846	1,219	100,866	72,297
Benefit payments	(928,290)	(917,540)	(192,495)	(124,046)	(2,039,007)	(1,665,521)
Payments on termination	(2,013,752)	(2,307,953)	(283,932)	(626,490)	(4,746,807)	(5,993,796)
Contract Maintenance Charge	(45,966)	(52,580)	(14,562)	(16,643)	(206,723)	(210,869)
Transfers among the sub-accounts and with the
Fixed Account - net	(174,911)	(760,729)	(191,406)	(1,230)	(2,292,811)	(1,360,849)
Increase (decrease) in net assets from contract
transactions	(3,131,467)	(4,024,265)	(680,549)	(767,190)	(9,184,482)	(9,158,738)

INCREASE (DECREASE) IN NET ASSETS	(9,606,386)	(1,999,588)	(1,005,169)	(219,825)	(10,528,181)	7,900,920
NET ASSETS AT BEGINNING OF PERIOD	33,692,216	35,691,804	6,028,263	6,248,088	73,615,312	65,714,392
NET ASSETS AT END OF PERIOD	$24,085,830	$33,692,216	$5,023,094	$6,028,263	$63,087,131	$73,615,312

UNITS OUTSTANDING
Units outstanding at beginning of period	994,703	1,109,424	184,376	208,638	4,265,362	4,862,852
Units issued	35,717	40,336	5,738	14,343	17,687	105,192
Units redeemed	(127,117)	(155,057)	(26,165)	(38,605)	(513,615)	(702,682)
Units outstanding at end of period	903,303	994,703	163,949	184,376	3,769,434	4,265,362

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
	Sub-Account
	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)
	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$173	$(38)
Net realized gains (losses)	6,143	1,666
Change in unrealized gains (losses)	(5,536)	1,580
Increase (decrease) in net assets from operations	780	3,208

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—
Benefit payments	—	—
Payments on termination	(17,561)	—
Contract Maintenance Charge	(7)	(8)
Transfers among the sub-accounts and with the
Fixed Account - net	1	(1)
Increase (decrease) in net assets from contract
transactions	(17,567)	(9)

INCREASE (DECREASE) IN NET ASSETS	(16,787)	3,199
NET ASSETS AT BEGINNING OF PERIOD	26,331	23,132
NET ASSETS AT END OF PERIOD	$9,544	$26,331

UNITS OUTSTANDING
Units outstanding at beginning of period	1,352	1,353
Units issued	—	—
Units redeemed	(847)	(1)
Units outstanding at end of period	505	1,352

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1. Organization
Allstate Financial Advisors Separate Account I (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company (“Allstate”). The assets of the Account are legally segregated from those of Allstate. Allstate is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). On June 1, 2006, Allstate completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc. (“Prudential”). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate’s contractual obligations to the contractholders. Allstate continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate.
Allstate issued the following variable annuity contracts through the Account (collectively the “Contracts”). The Account accepts additional deposits from existing contractholders, but is closed to new contractholders.
AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal)
AIM Lifetime Enhanced ChoiceSM Variable Annuity
AIM Lifetime PlusSM Variable Annuity
AIM Lifetime PlusSM II Variable Annuity
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Advisor (STI) Variable Annuity (Base and Preferred)
Allstate Personal Retirement Manager
Allstate Provider Variable Annuity Series (Base, Advantage, Extra, and Ultra)
Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base and L-Share)
Allstate Variable Annuity II
Allstate Variable Annuity II Asset Manager
Allstate Variable Annuity 3
Allstate Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, and Apex)
Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
STI Classic Variable Annuity
Absent any Contract provisions wherein Allstate contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios ("Fund" or "Funds") in which they invest:

Advanced Series Trust	Advanced Series Trust (continued)
AST Academic Strategies Asset Allocation	AST Bond Portfolio 2019
AST Advanced Strategies	AST Bond Portfolio 2020**
AST AQR Emerging Markets Equity**	AST Bond Portfolio 2021**
AST AQR Large-Cap**	AST Bond Portfolio 2022
AST Balanced Asset Allocation	AST Bond Portfolio 2023
AST BlackRock Global Strategies	AST Bond Portfolio 2024
AST BlackRock Low Duration Bond	AST Bond Portfolio 2025**
AST BlackRock/Loomis Sayles Bond	AST Bond Portfolio 2026
AST Bond Portfolio 2018*	AST Bond Portfolio 2027

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1. Organization (continued)

Advanced Series Trust (continued)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
AST Bond Portfolio 2028**	Invesco V.I. American Franchise
AST Bond Portfolio 2029*,**	Invesco V.I. American Value
AST Capital Growth Asset Allocation	Invesco V.I. Comstock
AST ClearBridge Dividend Growth**	Invesco V.I. Core Equity
AST Cohen & Steers Realty	Invesco V.I. Core Plus Bond
AST Fidelity Institutional AMSM Quantitative*	Invesco V.I. Diversified Dividend
AST Global Real Estate	Invesco V.I. Equity and Income
AST Goldman Sachs Large-Cap Value	Invesco V.I. Global Core Equity
AST Goldman Sachs Mid-Cap Growth	Invesco V.I. Government Money Market
AST Goldman Sachs Multi-Asset	Invesco V.I. Government Securities
AST Goldman Sachs Small-Cap Value	Invesco V.I. High Yield
AST Government Money Market	Invesco V.I. International Growth
AST High Yield	Invesco V.I. Managed Volatility
AST Hotchkis & Wiley Large-Cap Value	Invesco V.I. Mid Cap Core Equity
AST International Growth	Invesco V.I. Mid Cap Growth
AST International Value	Invesco V.I. S&P 500 Index
AST Investment Grade Bond	Invesco V.I. Technology
AST Jennison Large-Cap Growth**	Invesco V.I. Value Opportunities
AST J.P. Morgan Global Thematic
AST J.P. Morgan International Equity	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
AST J.P. Morgan Strategic Opportunities	Invesco V.I. American Franchise II
AST Loomis Sayles Large-Cap Growth	Invesco V.I. American Value II
AST Lord Abbett Core Fixed Income*	Invesco V.I. Comstock II
AST MFS Global Equity	Invesco V.I. Core Equity II
AST MFS Growth	Invesco V.I. Core Plus Bond II
AST MFS Large-Cap Value**	Invesco V.I. Diversified Dividend II
AST Neuberger Berman/LSV Mid-Cap Value	Invesco V.I. Equity and Income II
AST New Discovery Asset Allocation	Invesco V.I. Global Core Equity II
AST Parametric Emerging Markets Equity	Invesco V.I. Government Money Market II
AST Preservation Asset Allocation	Invesco V.I. Government Securities II
AST Prudential Core Bond**	Invesco V.I. Growth and Income II
AST Prudential Growth Allocation	Invesco V.I. High Yield II
AST QMA Large-Cap**	Invesco V.I. International Growth II
AST QMA US Equity Alpha	Invesco V.I. Managed Volatility II
AST Quantitative Modeling**	Invesco V.I. Mid Cap Core Equity II
AST RCM World Trends	Invesco V.I. Mid Cap Growth II
AST Small-Cap Growth	Invesco V.I. S&P 500 Index II
AST Small-Cap Growth Opportunities	Invesco V.I. Technology II
AST Small-Cap Value	Invesco V.I. Value Opportunities II
AST Templeton Global Bond
AST T. Rowe Price Asset Allocation	Alliance Bernstein Variable Product Series Fund
AST T. Rowe Price Large-Cap Growth	AB VPS Growth
AST T. Rowe Price Large-Cap Value	AB VPS Growth & Income
AST T. Rowe Price Natural Resources	AB VPS International Value
AST WEDGE Capital Mid-Cap Value	AB VPS Large Cap Growth
AST Wellington Management Hedged Equity	AB VPS Small/Mid Cap Value
AST Western Asset Core Plus Bond*	AB VPS Value
AST Western Asset Emerging Markets Debt**

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1. Organization (continued)

American Century Variable Portfolios, Inc.	Fidelity Variable Insurance Products Fund (Service Class 2) (continued)
American Century VP Balanced**	VIP Investment Grade Bond (Service Class 2)
American Century VP International	VIP Mid Cap (Service Class 2)
VIP Overseas (Service Class 2)
Deutsche DWS Variable Series I*
DWS Bond VIP (Class A)*	Franklin Templeton Variable Insurance Products Trust
DWS Capital Growth VIP (Class A)*	Franklin Flex Cap Growth VIP (Class 2)
DWS Core Equity VIP (Class A)*	Franklin Growth and Income VIP (Class 2)
DWS CROCI® International VIP (Class A)*	Franklin Income VIP (Class 2)
DWS Global Small Cap VIP (Class A)*	Franklin Large Cap Growth VIP (Class 2)
Franklin Mutual Global Discovery VIP (Class 2)
Deutsche DWS Variable Series II*	Franklin Mutual Shares VIP (Class 2)
DWS Global Income Builder VIP (Class A)*	Franklin Small Cap Value VIP (Class 2)
DWS Government Money Market VIP (Class A)*	Franklin Small-Mid Cap Growth VIP (Class 2)
DWS Small Mid Cap Growth VIP (Class A)*	Franklin U.S. Government Securities VIP (Class 2)
Templeton Developing Markets VIP (Class 2)
Dreyfus Stock Index Fund, Inc.	Templeton Foreign VIP (Class 2)
Dreyfus Stock Index Fund, Inc. (Initial Shares)	Templeton Global Bond VIP (Class 2)
Templeton Growth VIP (Class 2)
Dreyfus Variable Investment Fund
VIF Government Money Market	Goldman Sachs Variable Insurance Trust
VIF Growth & Income	VIT International Equity Insights*,**
VIT Large Cap Value
Federated Insurance Series	VIT Mid Cap Value
Federated Government Money Fund II	VIT Small Cap Equity Insights
VIT Strategic Growth
Fidelity Variable Insurance Products Fund	VIT U.S. Equity Insights
VIP Contrafund
VIP Equity-Income	Janus Aspen Series
VIP Government Money Market	Janus Henderson VIT Forty (Institutional Shares)*
VIP Growth
VIP High Income	Janus Aspen Series (Service Shares)
VIP Index 500	Janus Henderson VIT Global Research (Service Shares)*,**
VIP Investment Grade Bond	Janus Henderson VIT Overseas (Service Shares)*,**
VIP Overseas
Lazard Retirement Series, Inc.
Fidelity Variable Insurance Products Fund (Service Class 2)	Lazard Retirement Emerging Markets Equity
VIP Asset Manager Growth (Service Class 2)**
VIP Contrafund (Service Class 2)	Legg Mason Partners Variable Equity Trust
VIP Equity-Income (Service Class 2)	ClearBridge Variable Large Cap Value Portfolio I
VIP Freedom 2010 Portfolio (Service Class 2)
VIP Freedom 2020 Portfolio (Service Class 2)	Lord Abbett Series Fund
VIP Freedom 2030 Portfolio (Service Class 2)	Bond-Debenture
VIP Freedom Income Portfolio (Service Class 2)	Fundamental Equity
VIP Government Money Market (Service Class 2)	Growth and Income
VIP Growth (Service Class 2)	Growth Opportunities
VIP Growth & Income (Service Class 2)	Mid-Cap Stock
VIP Growth Opportunities (Service Class 2)
VIP High Income (Service Class 2)
VIP Index 500 (Service Class 2)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1. Organization (continued)

MFS Variable Insurance Trust	Neuberger Berman Advisors Management Trust (continued)
MFS Growth	AMT Large Cap Value
MFS Investors Trust	AMT Mid-Cap Growth**
MFS New Discovery
MFS Research	Oppenheimer Variable Account Funds
MFS Total Return Bond	Oppenheimer Capital Appreciation
MFS Utilities	Oppenheimer Conservative Balanced
Oppenheimer Discovery Mid Cap Growth
MFS Variable Insurance Trust (Service Class)	Oppenheimer Global
MFS Growth (Service Class)	Oppenheimer Global Strategic Income
MFS Investors Trust (Service Class)	Oppenheimer Main Street
MFS New Discovery Series (Service Class)*	Oppenheimer Main Street Small Cap
MFS Research (Service Class)	Oppenheimer Total Return Bond
MFS Utilities (Service Class)
Oppenheimer Variable Account Funds (Service Shares ("SS"))
MFS Variable Insurance Trust II	Oppenheimer Capital Appreciation (SS)
MFS High Yield	Oppenheimer Conservative Balanced (SS)
Oppenheimer Discovery Mid Cap Growth (SS)
Morgan Stanley Variable Insurance Fund, Inc.	Oppenheimer Global (SS)
Morgan Stanley VIF Core Plus Fixed Income	Oppenheimer Global Strategic Income (SS)
Morgan Stanley VIF Emerging Markets Equity	Oppenheimer International Growth (SS)**
Morgan Stanley VIF Global Infrastructure	Oppenheimer Main Street (SS)
Morgan Stanley VIF Global Strategist	Oppenheimer Main Street Small Cap (SS)
Morgan Stanley VIF Growth	Oppenheimer Total Return Bond (SS)
Morgan Stanley VIF Mid Cap Growth
Morgan Stanley VIF U.S. Real Estate	PIMCO Variable Insurance Trust
PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
Morgan Stanley Variable Insurance Fund, Inc. (Class II)	PIMCO VIT Emerging Markets Bond (Advisor Shares)
Morgan Stanley VIF Emerging Markets Debt (Class II)	PIMCO VIT International Bond (US Dollar-Hedged)*
Morgan Stanley VIF Emerging Markets Equity (Class II)	PIMCO VIT Real Return (Advisor Shares)
Morgan Stanley VIF Global Franchise (Class II)	PIMCO VIT Total Return
Morgan Stanley VIF Global Infrastructure (Class II)	PIMCO VIT Total Return (Advisor Shares)
Morgan Stanley VIF Global Strategist (Class II)
Morgan Stanley VIF Growth (Class II)	Profunds VP
Morgan Stanley VIF Mid Cap Growth (Class II)	ProFund VP Consumer Goods**
Morgan Stanley VIF U.S. Real Estate (Class II)	ProFund VP Consumer Services**
ProFund VP Financials**
Morgan Stanley Variable Investment Series	ProFund VP Health Care**
European Equity*	ProFund VP Industrials**
Income Plus	ProFund VP Large-Cap Growth**
Limited Duration*	ProFund VP Large-Cap Value**
Multi Cap Growth	ProFund VP Mid-Cap Growth**
ProFund VP Mid-Cap Value**
Morgan Stanley Variable Investment Series (Class Y Shares)	ProFund VP Real Estate**
European Equity (Class Y Shares)*	ProFund VP Small-Cap Growth**
Income Plus (Class Y Shares)	ProFund VP Small-Cap Value**
Limited Duration (Class Y Shares)*	ProFund VP Telecommunications**
Multi Cap Growth (Class Y Shares)	ProFund VP Utilities**

Neuberger Berman Advisors Management Trust
AMT Guardian**

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1. Organization (continued)

Putnam Variable Trust	Putnam Variable Trust (continued)
VT Diversified Income	VT Mortgage Securities*
VT Equity Income	VT Multi-Cap Core*
VT George Putnam Balanced	VT Research
VT Global Asset Allocation	VT Small Cap Growth*
VT Global Equity	VT Small Cap Value
VT Global Health Care	VT Sustainable Future*
VT Global Utilities	VT Sustainable Leaders*
VT Government Money Market
VT Growth Opportunities	Rydex Variable Trust
VT High Yield	Rydex NASDAQ-100*,**
VT Income
VT International Equity	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
VT International Growth	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)
VT International Value
(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.
(**) Sub-account was available, but had no net assets as of December 31, 2018.
The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders’ deposits are included in the Allstate general account assets and earn a fixed rate of return.
A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.

2. Portfolio Changes

The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2018.
The following sub-account was opened during the year ended December 31, 2018:

AST Bond Portfolio 2029 (sub-account launched on January 3, 2018)

Date:	Fund Name:
January 3, 2018	AST Bond Portfolio 2029
The following sub-account was merged during the year ended December 31, 2018:

Date:	Merged from:	Merged to:
September 14, 2018	AST Lord Abbett Core Fixed Income	AST Western Asset Core Plus Bond

The following fund managers had name changes during the year ended December 31, 2018:

New fund name:	Old fund name:
Deutsche DWS Variable Series I	Deutsche Variable Series I
Deutsche DWS Variable Series II	Deutsche Variable Series II

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

2. Portfolio Changes (continued)

The following Funds had name changes during the year ended December 31, 2018:

New fund name:	Old fund name:
AST Fidelity Institutional AMSM Quantitative	AST FI Pyramis® Quantitative
DWS Bond VIP (Class A)	Deutsche Bond VIP (Class A)
DWS Capital Growth VIP (Class A)	Deutsche Capital Growth VIP (Class A)
DWS Core Equity VIP (Class A)	Deutsche Core Equity VIP (Class A)
DWS CROCI® International VIP (Class A)	Deutsche CROCI® International VIP (Class A)
DWS Global Income Builder VIP (Class A)	Deutsche Global Income Builder VIP (Class A) II
DWS Global Small Cap VIP (Class A)	Deutsche Global Small Cap VIP (Class A)
DWS Government Money Market VIP (Class A)	Deutsche Government Money Market VIP (Class A) II
DWS Small Mid Cap Growth VIP (Class A)	Deutsche Small Mid Cap Growth VIP (Class A) II
Janus Henderson VIT Forty (Institutional Shares)	Janus Henderson Forty (Institutional Shares)
Janus Henderson VIT Global Research (Service Shares)	Janus Henderson Global Research (Service Shares)
Janus Henderson VIT Overseas (Service Shares)	Janus Henderson Overseas (Service Shares)
MFS New Discovery Series (Service Class)	MFS New Discovery (Service Class)
PIMCO VIT International Bond (US Dollar-Hedged)	Foreign Bond (US Dollar-Hedged)
Rydex NASDAQ-100	Rydex VIF NASDAQ-100
VIT International Equity Insights	VIT Strategic International Equity
VT Mortgage Securities	VT American Government Income
VT Multi-Cap Core	VT Investors
VT Small Cap Growth	VT Capital Opportunities
VT Sustainable Future	VT Multi-Cap Value
VT Sustainable Leaders	VT Multi-Cap Growth

The following sub-accounts were closed during the year ended December 31, 2018:

Date:	Fund name:
December 31, 2018	AST Bond Portfolio 2018
October 19, 2018	European Equity
October 19, 2018	European Equity (Class Y Shares)
October 19, 2018	Limited Duration
October 19, 2018	Limited Duration (Class Y Shares)

The operations of the following sub-accounts were affected by the following changes that occurred during the year ended
December 31, 2017.
The following sub-account was opened during the year ended December 31, 2017:

Date:	Fund name:
January 3, 2017	AST Bond Portfolio 2028

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

2. Portfolio Changes (continued)

The following sub-accounts were merged during the year ended December 31, 2017:

Date:	Merged from:	Merged to:
April 28, 2017	AST BlackRock iShares ETF	AST Goldman Sachs Multi-Asset
April 28, 2017	AST Boston Partners Large-Cap Value	AST Goldman Sachs Large-Cap Value
April 28, 2017	AST Defensive Asset Allocation	AST Preservation Asset Allocation
April 28, 2017	AST QMA Emerging Markets Equity	AST AQR Emerging Markets Equity
April 28, 2017	AST Schroders Global Tactical	AST Prudential Growth Allocation
April 28, 2017	Franklin High Income VIP (Class 2)	PIMCO VIT Real Return (Advisor Shares)
April 28, 2017	Franklin High Income VIP (Class 2)	Fidelity Variable Insurance Products Fund - VIP Government Money Market
April 28, 2017	Franklin High Income VIP (Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Government Money Market (Service Class 2)
April 28, 2017	Morgan Stanley VIF Small Company Growth (Class II)	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Government Money Market (Service Class 2)
April 28, 2017	Morgan Stanley VIF Small Company Growth (Class II)	Putnam Variable Trust - VT Government Money Market
May 12, 2017	Putnam Variable Trust - VT Growth and Income	Putnam Variable Trust - VT Equity Income

3. Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn values their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Allstate. Allstate is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2018. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and reported amounts of increases and decreases in net assets resulting from operations. Actual results could differ from those estimates.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

3. Summary of Significant Accounting Policies (continued)
Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the to the industry standard mortality tables. The assumed investment return varies by contract but falls within a minimum of 3.00% and a 6.00% maximum.The mortality risk is fully borne by Allstate and may result in additional amounts being transferred into the Account by Allstate to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate. A payable is established for amounts payable to Allstate from the sub-accounts but not yet paid. The amounts are included in “Transfers among the sub-accounts and with the Fixed Account - net” on the Statements of Changes in Net Assets and in "Contracts in payout (annuitization) period" in the Statement of Net Assets.
4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.
Level 2: Assets whose values are based on the following:
(a) Quoted prices for similar assets in active markets;
(b) Quoted prices for identical or similar assets in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3:    Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.
In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund’s managers. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. During the year ended December 31, 2018, there were no transfers between fair value levels.
5. Expenses
Withdrawal Charge - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.50% to 9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in "Payments on termination" in the Statements of Changes in Net Assets, but are remitted to Allstate.
Mortality and Expense Risk Charge - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.
Administrative Expense Charge - Allstate deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in unit values and reported on the Statement of Operations.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

5. Expenses (continued)
Contract Maintenance Charge - Allstate deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met. Allstate deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.
6. Purchases of Investments

The cost of investments purchased during the year ended December 31, 2018 was as follows:

Purchases
Investments in the Advanced Series Trust Sub-Accounts:
AST Academic Strategies Asset Allocation	$150,520
AST Advanced Strategies	168,191
AST Balanced Asset Allocation	130,161
AST BlackRock Global Strategies	95,340
AST BlackRock/Loomis Sayles Bond	957
AST Bond Portfolio 2022	287,756
AST Bond Portfolio 2023	59,465
AST Bond Portfolio 2026	571,797
AST Bond Portfolio 2027	95,839
AST Capital Growth Asset Allocation	648,741
AST Cohen & Steers Realty	346
AST Fidelity Institutional AMSM Quantitative*	74,248
AST Goldman Sachs Mid-Cap Growth	1,303
AST Goldman Sachs Multi-Asset	6,689
AST Government Money Market	422,230
AST High Yield	452
AST International Growth	3,516
AST Investment Grade Bond	3,081,307
AST J.P. Morgan Global Thematic	229,715
AST J.P. Morgan Strategic Opportunities	124,345
AST Loomis Sayles Large-Cap Growth	29
AST Neuberger Berman/LSV Mid-Cap Value	1,325
AST New Discovery Asset Allocation	6,609
AST Preservation Asset Allocation	188,522
AST Prudential Growth Allocation	676,318
AST QMA US Equity Alpha	3,326
AST RCM World Trends	34,702
AST Small-Cap Growth	667
AST Small-Cap Growth Opportunities	1,410
AST Small-Cap Value	694
AST Templeton Global Bond	323
AST T. Rowe Price Asset Allocation	180,969
AST T. Rowe Price Large-Cap Growth	944
AST T. Rowe Price Large-Cap Value	697
AST T. Rowe Price Natural Resources	1,261
AST Wellington Management Hedged Equity	8,617
AST Western Asset Core Plus Bond*	47,957

Investments in the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Sub-Accounts:
Invesco V.I. American Franchise	7,518,725
Invesco V.I. American Value	5,097,895

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6. Purchases of Investments (continued)

Purchases
Investments in the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Sub-Accounts (continued):
Invesco V.I. Comstock	$3,679,465
Invesco V.I. Core Equity	6,109,465
Invesco V.I. Core Plus Bond	726,663
Invesco V.I. Diversified Dividend	7,776,324
Invesco V.I. Equity and Income	2,246,967
Invesco V.I. Global Core Equity	601,993
Invesco V.I. Government Money Market	892,905
Invesco V.I. Government Securities	531,519
Invesco V.I. High Yield	1,289,239
Invesco V.I. International Growth	794,655
Invesco V.I. Managed Volatility	516,637
Invesco V.I. Mid Cap Core Equity	1,379,817
Invesco V.I. Mid Cap Growth	1,256,732
Invesco V.I. S&P 500 Index	7,116,168
Invesco V.I. Technology	212,546
Invesco V.I. Value Opportunities	973,408

Investments in the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) Sub-Accounts:
Invesco V.I. American Franchise II	1,671,743
Invesco V.I. American Value II	3,010,056
Invesco V.I. Comstock II	8,767,162
Invesco V.I. Core Equity II	75,952
Invesco V.I. Core Plus Bond II	3,760
Invesco V.I. Diversified Dividend II	2,035,693
Invesco V.I. Equity and Income II	2,279,909
Invesco V.I. Global Core Equity II	292,701
Invesco V.I. Government Money Market II	36,213
Invesco V.I. Government Securities II	3,134
Invesco V.I. Growth and Income II	5,279,810
Invesco V.I. High Yield II	514,669
Invesco V.I. International Growth II	226,365
Invesco V.I. Managed Volatility II	4,121
Invesco V.I. Mid Cap Core Equity II	152,092
Invesco V.I. Mid Cap Growth II	1,354,480
Invesco V.I. S&P 500 Index II	5,341,305
Invesco V.I. Technology II	347
Invesco V.I. Value Opportunities II	477,700

Investments in the Alliance Bernstein Variable Product Series Fund Sub-Accounts:
AB VPS Growth	2,248,072
AB VPS Growth & Income	5,547,366
AB VPS International Value	761,239
AB VPS Large Cap Growth	2,292,023
AB VPS Small/Mid Cap Value	1,164,933
AB VPS Value	13,538

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6. Purchases of Investments (continued)

Purchases
Investment in the American Century Variable Portfolios, Inc. Sub-Account:
American Century VP International	$523

Investments in the Deutsche DWS Variable Series I* Sub-Accounts:
DWS Bond VIP (Class A)*	13,619
DWS Capital Growth VIP (Class A)*	177,123
DWS Core Equity VIP (Class A)*	202,972
DWS CROCI® International VIP (Class A)*	1,857
DWS Global Small Cap VIP (Class A)*	126,714

Investments in the Deutsche DWS Variable Series II* Sub-Accounts:
DWS Global Income Builder VIP (Class A)*	144,469
DWS Government Money Market VIP (Class A)*	1,158
DWS Small Mid Cap Growth VIP (Class A)*	128,891

Investment in the Dreyfus Stock Index Fund, Inc. Sub-Account:
Dreyfus Stock Index Fund, Inc. (Initial Shares)	9,663

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
VIF Government Money Market	2,381
VIF Growth & Income	2,204

Investment in the Federated Insurance Series Sub-Account:
Federated Government Money Fund II	52,261

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
VIP Contrafund	596,195
VIP Equity-Income	49,298
VIP Government Money Market	29,329,764
VIP Growth	791,005
VIP High Income	18,311
VIP Index 500	104,308
VIP Investment Grade Bond	30,125
VIP Overseas	13,371

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
VIP Contrafund (Service Class 2)	3,819,885
VIP Equity-Income (Service Class 2)	34,209
VIP Freedom 2010 Portfolio (Service Class 2)	224,566
VIP Freedom 2020 Portfolio (Service Class 2)	538,451
VIP Freedom 2030 Portfolio (Service Class 2)	273,484
VIP Freedom Income Portfolio (Service Class 2)	84,102
VIP Government Money Market (Service Class 2)	27,088,764
VIP Growth & Income (Service Class 2)	618,723
VIP Growth (Service Class 2)	18,344
VIP Growth Opportunities (Service Class 2)	274,914
VIP High Income (Service Class 2)	173,792
VIP Index 500 (Service Class 2)	692,881

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6. Purchases of Investments (continued)

Purchases
Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts (continued):
VIP Investment Grade Bond (Service Class 2)	$30
VIP Mid Cap (Service Class 2)	1,126,608
VIP Overseas (Service Class 2)	121

Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts:
Franklin Flex Cap Growth VIP (Class 2)	386,570
Franklin Growth and Income VIP (Class 2)	1,461,149
Franklin Income VIP (Class 2)	5,420,943
Franklin Large Cap Growth VIP (Class 2)	2,309,241
Franklin Mutual Global Discovery VIP (Class 2)	464,720
Franklin Mutual Shares VIP (Class 2)	3,324,740
Franklin Small Cap Value VIP (Class 2)	3,739,943
Franklin Small-Mid Cap Growth VIP (Class 2)	91,569
Franklin U.S. Government Securities VIP (Class 2)	1,104,735
Templeton Developing Markets VIP (Class 2)	533,751
Templeton Foreign VIP (Class 2)	3,054,137
Templeton Global Bond VIP (Class 2)	36,966
Templeton Growth VIP (Class 2)	76,475

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
VIT Large Cap Value	159,490
VIT Mid Cap Value	212,526
VIT Small Cap Equity Insights	758,344
VIT Strategic Growth	4,372
VIT U.S. Equity Insights	708,975

Investment in the Janus Aspen Series Sub-Account:
Janus Henderson VIT Forty (Institutional Shares)*	260

Investment in the Lazard Retirement Series, Inc. Sub-Account:
Lazard Retirement Emerging Markets Equity	24

Investment in the Legg Mason Partners Variable Equity Trust Sub-Account:
ClearBridge Variable Large Cap Value Portfolio I	66

Investments in the Lord Abbett Series Fund Sub-Accounts:
Bond-Debenture	1,079,973
Fundamental Equity	618,542
Growth and Income	886,806
Growth Opportunities	1,219,951
Mid-Cap Stock	686,202

Investments in the MFS Variable Insurance Trust Sub-Accounts:
MFS Growth	85,866
MFS Investors Trust	43,257

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6. Purchases of Investments (continued)

Purchases
Investments in the MFS Variable Insurance Trust Sub-Accounts (continued):
MFS New Discovery	$149,609
MFS Research	59,907
MFS Total Return Bond	131,910
MFS Utilities	3,803

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
MFS Growth (Service Class)	3,606
MFS Investors Trust (Service Class)	6,736
MFS New Discovery Series (Service Class)*	11,105
MFS Research (Service Class)	4,834
MFS Utilities (Service Class)	5,950

Investment in the MFS Variable Insurance Trust II Sub-Account:
MFS High Yield	15,133

Investments in the Morgan Stanley Variable Insurance Fund, Inc. Sub-Accounts:
Morgan Stanley VIF Core Plus Fixed Income	4,630
Morgan Stanley VIF Emerging Markets Equity	739,192
Morgan Stanley VIF Global Infrastructure	2,770,014
Morgan Stanley VIF Global Strategist	3,858,746
Morgan Stanley VIF Growth	7,258,167
Morgan Stanley VIF Mid Cap Growth	4,281,816
Morgan Stanley VIF U.S. Real Estate	641,858

Investments in the Morgan Stanley Variable Insurance Fund, Inc. (Class II) Sub-Accounts:
Morgan Stanley VIF Emerging Markets Debt (Class II)	641,446
Morgan Stanley VIF Emerging Markets Equity (Class II)	276,828
Morgan Stanley VIF Global Franchise (Class II)	4,536,782
Morgan Stanley VIF Global Infrastructure (Class II)	756,123
Morgan Stanley VIF Global Strategist (Class II)	1,207,105
Morgan Stanley VIF Growth (Class II)	1,739,169
Morgan Stanley VIF Mid Cap Growth (Class II)	3,063,516
Morgan Stanley VIF U.S. Real Estate (Class II)	1,525,875

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
European Equity*	997,857
Income Plus	3,080,306
Limited Duration*	472,027
Multi Cap Growth	62,832,148

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts:
European Equity (Class Y Shares)*	238,828
Income Plus (Class Y Shares)	3,942,773
Limited Duration (Class Y Shares)*	702,752
Multi Cap Growth (Class Y Shares)	16,130,308

Investment in the Neuberger Berman Advisors Management Trust Sub-Account:
AMT Large Cap Value	2,938

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6. Purchases of Investments (continued)

Purchases
Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
Oppenheimer Capital Appreciation	$265,022
Oppenheimer Conservative Balanced	43,160
Oppenheimer Discovery Mid Cap Growth	93,614
Oppenheimer Global	444,254
Oppenheimer Global Strategic Income	134,250
Oppenheimer Main Street	120,047
Oppenheimer Main Street Small Cap	172,003
Oppenheimer Total Return Bond	29,288

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")) Sub-Accounts:
Oppenheimer Capital Appreciation (SS)	1,777,983
Oppenheimer Conservative Balanced (SS)	391,983
Oppenheimer Discovery Mid Cap Growth (SS)	967,030
Oppenheimer Global (SS)	780,197
Oppenheimer Global Strategic Income (SS)	3,207,538
Oppenheimer Main Street (SS)	3,947,886
Oppenheimer Main Street Small Cap (SS)	2,094,949
Oppenheimer Total Return Bond (SS)	877,307

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
PIMCO VIT Commodity Real Return Strategy (Advisor Shares)	25,823
PIMCO VIT Emerging Markets Bond (Advisor Shares)	93,381
PIMCO VIT International Bond (US Dollar-Hedged)*	15
PIMCO VIT Real Return (Advisor Shares)	264,403
PIMCO VIT Total Return	174
PIMCO VIT Total Return (Advisor Shares)	1,253,881

Investments in the Putnam Variable Trust Sub-Accounts:
VT Diversified Income	1,323,018
VT Equity Income	10,748,319
VT George Putnam Balanced	1,847,639
VT Global Asset Allocation	2,813,905
VT Global Equity	290,032
VT Global Health Care	3,808,825
VT Global Utilities	725,268
VT Government Money Market	10,689,657
VT Growth Opportunities	7,461,140
VT High Yield	1,681,248
VT Income	3,073,041
VT International Equity	3,539,017
VT International Growth	1,023,545
VT International Value	431,728
VT Mortgage Securities*	704,249
VT Multi-Cap Core*	5,451,855
VT Research	301,556
VT Small Cap Growth*	728,030
VT Small Cap Value	10,827,429

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6. Purchases of Investments (continued)

Purchases
Investments in the Putnam Variable Trust Sub-Accounts (continued):
VT Sustainable Future*	$416,336
VT Sustainable Leaders*	9,543,819

Investment in the The Dreyfus Sustainable U.S. Equity Portfolio, Inc. Sub-Account:
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)	5,387

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

7. Financial Highlights
Allstate offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and unit values which in turn result in various expense and total return ratios.
In the table below, the units, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios, and the ranges of total returns are presented for each of the sub-accounts. Only rider options within each sub-account that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. These ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.
Items in the following table are notated as follows:

*
Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the beginning and end of the period is zero.

**
Expense Ratio - These amounts represent the range of annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.

***
Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period unit value or the unit value on the effective date.

Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Academic Strategies Asset Allocation
2018	238	$9.90	-	11.65	$2,566	—%	1.15	-	2.60%	(10.48)	-	(9.19)%
2017	335	11.06	-	12.83	4,015	—	1.15	-	2.60	9.74	-	11.31
2016	376	10.08	-	11.53	4,094	—	1.15	-	2.60	3.64	-	5.13
2015	419	9.72	-	10.97	4,369	—	1.15	-	2.60	(5.67)	-	(4.32)
2014	528	10.31	-	11.46	5,810	—	1.15	-	2.60	1.18	-	2.64

Advanced Series Trust - AST Advanced Strategies
2018	102	13.26	-	15.60	1,517	—	1.15	-	2.60	(8.29)	-	(6.96)
2017	139	14.45	-	16.77	2,211	—	1.15	-	2.60	13.97	-	15.60
2016	159	12.68	-	14.51	2,193	—	1.15	-	2.60	4.39	-	5.89
2015	168	12.15	-	13.70	2,197	—	1.15	-	2.60	(1.76)	-	(0.34)
2014	201	12.37	-	13.75	2,659	—	1.15	-	2.60	3.42	-	4.90

Advanced Series Trust - AST Balanced Asset Allocation
2018	328	13.01	-	15.06	4,681	—	1.00	-	2.30	(7.09)	-	(5.88)
2017	454	14.00	-	16.00	6,947	—	1.00	-	2.30	12.33	-	13.77
2016	547	12.46	-	14.06	7,341	—	1.00	-	2.30	3.91	-	5.25
2015	608	11.99	-	13.36	7,794	—	1.00	-	2.30	(0.52)	-	0.74
2014	771	11.90	-	13.43	10,008	—	1.00	-	2.35	1.83	-	5.47

Advanced Series Trust - AST BlackRock Global Strategies
2018	<1	11.38	-	11.86	4	—	1.55	-	2.10	(7.24)	-	(6.73)
2017	<1	12.27	-	12.72	4	—	1.55	-	2.10	10.30	-	10.90
2016	2	11.47	-	11.47	20	—	1.55	-	1.55	5.33	-	5.33
2015	2	10.89	-	10.89	19	—	1.55	-	1.55	(4.48)	-	(4.48)
2014	2	11.40	-	11.40	19	—	1.55	-	1.55	3.29	-	3.29

Advanced Series Trust - AST BlackRock Low Duration Bond
2018	7	10.95	-	11.79	81	—	1.00	-	1.65	(0.90)	-	(0.26)
2017	9	11.05	-	11.82	98	—	1.00	-	1.65	0.05	-	0.70
2016	8	11.05	-	11.74	89	—	1.00	-	1.65	(0.01)	-	0.63
2015	8	11.05	-	11.66	89	—	1.00	-	1.65	(1.15)	-	(0.51)
2014	8	11.18	-	11.72	95	—	1.00	-	1.65	(1.72)	-	(1.08)

Advanced Series Trust - AST BlackRock/Loomis Sayles Bond
2018	5	13.27	-	14.28	71	—	1.00	-	1.65	(2.28)	-	(1.65)
2017	5	13.58	-	14.52	76	—	1.00	-	1.65	2.67	-	3.33
2016	6	13.22	-	14.05	79	—	1.00	-	1.65	2.54	-	3.20
2015	6	12.89	-	13.61	85	—	1.00	-	1.65	(3.70)	-	(2.00)
2014	8	13.39	-	13.89	109	—	1.15	-	1.65	2.06	-	2.54

Advanced Series Trust - AST Bond Portfolio 2018 (sub-account closed on December 31, 2018)
2018	—	13.05	-	13.62	—	—	1.50	-	1.90	(1.14)	-	(0.74)
2017	26	13.20	-	13.72	349	—	1.50	-	1.90	(1.16)	-	(0.77)
2016	30	13.36	-	13.82	417	—	1.50	-	1.90	(0.28)	-	0.11
2015	31	13.40	-	13.81	428	—	1.50	-	1.90	(0.68)	-	(0.42)
2014	33	13.46	-	13.90	459	—	1.50	-	1.90	0.09	-	1.14

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Bond Portfolio 2019
2018	19	$13.03	-	13.73	$252	—%	1.50	-	2.00%	(1.42)	-	(0.93)%
2017	23	13.21	-	13.86	313	—	1.50	-	2.00	(1.21)	-	(0.73)
2016	23	13.38	-	13.96	316	—	1.50	-	2.00	(0.54)	-	(0.05)
2015	23	13.45	-	13.97	318	—	1.50	-	2.00	(0.91)	-	(0.42)
2014	23	13.57	-	14.03	320	—	1.50	-	2.00	2.22	-	2.72

Advanced Series Trust - AST Bond Portfolio 2022
2018	24	11.70	-	12.08	291	—	1.50	-	1.90	(2.02)	-	(1.63)
2017	—	11.99	-	11.99	—	—	1.85	-	1.85	(0.27)	-	(0.27)
2016	12	12.02	-	12.02	147	—	1.85	-	1.85	(0.02)	-	(0.02)
2015	12	12.02	-	12.02	147	—	1.85	-	1.85	0.24	-	0.24
2014	12	11.99	-	11.99	147	—	1.85	-	1.85	8.36	-	8.36

Advanced Series Trust - AST Bond Portfolio 2023
2018	11	10.24	-	10.24	116	—	1.50	-	1.50	(1.75)	-	(1.75)
2017	5	10.42	-	10.42	57	—	1.50	-	1.50	0.19	-	0.19
2016	5	10.40	-	10.40	57	—	1.50	-	1.50	0.40	-	0.40
2015	5	10.36	-	10.36	57	—	1.50	-	1.50	1.19	-	2.69
2014	62	10.09	-	10.24	631	—	1.50	-	2.00	10.41	-	10.95

Advanced Series Trust - AST Bond Portfolio 2024
2018	5	9.89	-	9.89	49	—	1.50	-	1.50	(2.12)	-	(2.12)
2017	5	10.10	-	10.10	50	—	1.50	-	1.50	0.18	-	0.18
2016	8	10.08	-	10.08	80	—	1.50	-	1.50	0.40	-	0.40
2015	8	10.04	-	10.04	80	—	1.50	-	1.50	1.32	-	2.32
2014	41	9.81	-	9.91	410	—	1.50	-	2.35	12.73	-	12.90

Advanced Series Trust - AST Bond Portfolio 2026 (sub-account launched on January 2, 2015)
2018	44	9.67	-	9.86	432	—	1.50	-	2.00	(2.99)	-	(2.51)
2017	65	9.97	-	10.12	650	—	1.50	-	2.00	0.42	-	0.91
2016	80	9.93	-	10.03	794	—	1.50	-	2.00	0.08	-	0.57
2015	11	9.92	-	9.97	107	—	1.50	-	2.00	0.19	-	0.51

Advanced Series Trust - AST Bond Portfolio 2027 (sub-account launched on January 4, 2016)
2018	6	9.61	-	9.75	54	—	1.50	-	2.00	(3.21)	-	(2.73)
2017	11	9.93	-	10.03	109	—	1.50	-	2.00	0.67	-	1.17
2016	34	9.86	-	9.91	333	—	1.50	-	2.00	(1.37)	-	(0.88)

Advanced Series Trust - AST Capital Growth Asset Allocation
2018	233	12.93	-	14.72	3,264	—	1.15	-	2.30	(8.34)	-	(7.29)
2017	334	14.18		15.88	4,985	—	1.15	-	2.25	15.30	-	16.55
2016	342	12.30	-	13.62	4,411	—	1.15	-	2.25	4.49	-	5.62
2015	403	11.77	-	12.90	4,984	—	1.15	-	2.25	(1.68)	-	(0.61)
2014	514	11.97	-	12.98	6,441	—	1.15	-	2.25	4.64	-	5.78

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Cohen & Steers Realty
2018	<1	$15.93	-	16.85	$9	—%	1.15	-	1.65%	(6.31)	-	(5.84)%
2017	1	17.00	-	17.90	10	—	1.15	-	1.65	4.52	-	5.04
2016	1	16.26	-	17.04	10	—	1.15	-	1.65	3.12	-	3.62
2015	2	15.77	-	16.44	30	—	1.15	-	1.65	3.65	-	5.82
2014	7	14.90	-	15.86	103	—	1.15	-	1.65	25.53	-	29.42

Advanced Series Trust - AST Fidelity Institutional AMSM Quantitative
2018	79	10.60	-	12.48	949	—	1.15	-	2.60	(10.10)	-	(8.80)
2017	98	11.79	-	13.68	1,298	—	1.15	-	2.60	13.52	-	15.15
2016	127	10.39	-	11.88	1,449	—	1.15	-	2.60	1.61	-	3.07
2015	147	10.22	-	11.53	1,639	—	1.15	-	2.60	(1.57)	-	(0.16)
2014	184	10.39	-	11.55	2,063	—	1.15	-	2.60	0.53	-	1.98

Advanced Series Trust - AST Global Real Estate
2018	<1	12.85	-	13.53	2	—	1.15	-	1.65	(6.27)	-	(5.80)
2017	<1	13.71	-	14.36	2	—	1.15	-	1.65	9.09	-	9.63
2016	<1	12.57	-	13.10	2	—	1.15	-	1.65	(0.74)	-	(0.25)
2015	<1	12.66	-	13.14	3	—	1.15	-	1.65	(1.71)	-	(1.23)
2014	<1	12.88	-	13.30	3	—	1.15	-	1.65	12.07	-	12.63

Advanced Series Trust - AST Goldman Sachs Large-Cap Value
2018	6	11.93	-	13.36	70	—	1.00	-	2.00	(10.33)	-	(9.44)
2017	6	13.31	-	14.75	79	—	1.00	-	2.00	7.60	-	8.66
2016	6	12.37	-	13.57	78	—	1.00	-	2.00	9.36	-	10.44
2015	7	11.31	-	12.29	78	—	1.00	-	2.00	(9.85)	-	(4.52)
2014	1	12.54	-	12.87	12	—	1.15	-	1.50	11.46	-	11.84

Advanced Series Trust - AST Goldman Sachs Mid-Cap Growth
2018	5	18.60	-	20.83	97	—	1.00	-	2.00	(6.24)	-	(5.30)
2017	6	19.84	-	21.99	125	—	1.00	-	2.00	24.60	-	25.83
2016	6	15.92	-	17.48	100	—	1.00	-	2.00	(0.35)	-	0.64
2015	6	15.98	-	17.37	109	—	1.00	-	2.00	(7.54)	-	(5.58)
2014	3	17.28	-	18.39	59	—	1.15	-	2.00	9.34	-	10.26

Advanced Series Trust - AST Goldman Sachs Multi-Asset
2018	27	11.69	-	12.79	339	—	1.15	-	2.00	(8.89)	-	(8.12)
2017	29	12.71	-	13.92	394	—	1.15	-	2.10	9.98	-	11.01
2016	38	11.56	-	12.54	457	—	1.15	-	2.10	2.32	-	4.06
2015	38	11.30	-	12.05	452	—	1.15	-	2.00	(2.86)	-	(2.04)
2014	42	11.63	-	12.30	509	—	1.15	-	2.00	2.00	-	2.86

Advanced Series Trust - AST Goldman Sachs Small-Cap Value
2018	<1	20.60	-	20.60	2	—	1.65	-	1.65	(15.47)	-	(15.47)
2017	<1	24.37	-	25.53	3	—	1.15	-	1.65	10.37	-	10.91
2016	<1	22.08	-	23.02	9	—	1.15	-	1.65	22.30	-	22.90
2015	<1	18.05	-	18.73	7	—	1.15	-	1.65	(7.03)	-	(6.57)
2014	<1	19.42	-	20.05	8	—	1.15	-	1.65	5.46	-	5.98

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Government Money Market
2018	28	$8.50	-	9.35	$237	1.24%	1.15	-	2.00%	(0.70)	-	0.14%
2017	41	8.56	-	9.34	363	—	1.15	-	2.00	(1.62)	-	(0.80)
2016	51	8.70	-	9.55	458	—	1.00	-	2.00	(1.96)	-	(0.99)
2015	43	8.88	-	9.65	390	—	1.00	-	2.00	(1.24)	-	(0.99)
2014	47	8.99	-	9.74	432	—	1.00	-	2.00	(2.68)	-	(1.00)

Advanced Series Trust - AST High Yield
2018	2	16.13	-	16.41	27	—	1.00	-	1.15	(3.11)	-	(2.96)
2017	2	16.65	-	16.91	28	—	1.00	-	1.15	6.25	-	6.41
2016	2	15.16	-	15.89	28	—	1.00	-	1.15	13.69	-	14.25
2015	3	13.34	-	13.91	47	—	1.00	-	1.50	(4.64)	-	(4.52)
2014	5	13.99	-	14.56	77	—	1.00	-	1.50	0.67	-	1.54

Advanced Series Trust - AST Hotchkis & Wiley Large-Cap Value
2018	<1	13.46	-	13.46	1	—	1.15	-	1.15	(15.13)	-	(15.13)
2017	<1	15.86	-	15.86	1	—	1.15	-	1.15	17.84	-	17.84
2016	<1	13.46	-	13.46	1	—	1.15	-	1.15	18.52	-	18.52
2015	<1	11.35	-	11.35	1	—	1.15	-	1.15	(8.89)	-	(8.89)
2014	1	12.46	-	12.46	9	—	1.15	-	1.15	12.45	-	12.45

Advanced Series Trust - AST International Growth
2018	4	9.79	-	10.36	40	—	1.15	-	1.65	(14.75)	-	(14.32)
2017	4	11.48	-	12.09	49	—	1.15	-	1.65	33.23	-	33.89
2016	4	8.62	-	9.03	40	—	1.15	-	1.65	(5.34)	-	(4.87)
2015	5	9.10	-	9.49	44	—	1.15	-	1.65	1.47	-	1.97
2014	5	8.97	-	9.31	45	—	1.15	-	1.65	(7.06)	-	(6.60)

Advanced Series Trust - AST International Value
2018	4	8.43	-	8.92	35	—	1.15	-	1.65	(17.51)	-	(17.10)
2017	5	10.22	-	10.76	48	—	1.15	-	1.65	20.82	-	21.42
2016	6	8.46	-	8.86	51	—	1.15	-	1.65	(1.05)	-	(0.56)
2015	6	8.55	-	8.91	56	—	1.15	-	1.65	(0.33)	-	1.75
2014	7	8.40	-	8.94	58	—	1.15	-	1.65	(10.54)	-	(7.77)

Advanced Series Trust - AST Investment Grade Bond
2018	249	15.10	-	16.60	3,979	—	1.15	-	2.05	(2.28)	-	(1.41)
2017	94	15.46	-	16.84	1,526	—	1.15	-	2.05	2.22	-	3.13
2016	170	15.12	-	16.33	2,682	—	1.15	-	2.05	2.11	-	3.02
2015	205	14.81	-	15.85	3,151	—	1.15	-	2.05	(0.86)	-	0.02
2014	131	14.94	-	15.85	2,026	—	1.15	-	2.05	4.58	-	5.51

Advanced Series Trust - AST J.P. Morgan Global Thematic
2018	16	13.13	-	14.51	227	—	1.15	-	2.10	(9.29)	-	(8.43)
2017	10	14.48	-	15.85	151	—	1.15	-	2.10	14.55	-	15.63
2016	8	13.02	-	13.71	113	—	1.15	-	1.75	3.41	-	4.02
2015	9	12.59	-	13.18	121	—	1.15	-	1.75	(2.75)	-	(2.17)
2014	14	12.95	-	13.47	182	—	1.15	-	1.75	4.53	-	5.15

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST J.P. Morgan International Equity
2018	9	$8.99	-	9.90	$85	—%	1.15	-	2.00%	(19.10)	-	(18.41)%
2017	10	11.11	-	12.13	111	—	1.15	-	2.00	27.09	-	28.16
2016	5	8.74	-	9.46	47	—	1.15	-	2.00	(0.06)	-	0.77
2015	5	8.75	-	9.39	47	—	1.15	-	2.00	(4.70)	-	(3.90)
2014	5	9.18	-	9.77	49	—	1.15	-	2.00	(8.20)	-	(7.43)

Advanced Series Trust - AST J.P. Morgan Strategic Opportunities
2018	138	11.25	-	13.24	1,756	—	1.15	-	2.60	(7.55)	-	(6.21)
2017	200	12.17	-	14.12	2,677	—	1.15	-	2.60	9.30	-	10.87
2016	200	11.13	-	12.73	2,432	—	1.15	-	2.60	1.21	-	2.66
2015	220	11.00	-	12.40	2,621	—	1.15	-	2.60	(2.72)	-	(1.32)
2014	273	11.31	-	12.57	3,310	—	1.15	-	2.60	2.77	-	4.25

Advanced Series Trust - AST Loomis Sayles Large-Cap Growth
2018	8	19.24	-	21.53	172	—	1.00	-	2.00	(4.61)	-	(3.66)
2017	9	20.16	-	22.35	195	—	1.00	-	2.00	30.39	-	31.67
2016	10	15.47	-	16.97	170	—	1.00	-	2.00	3.51	-	4.53
2015	12	14.94	-	16.24	182	—	1.00	-	2.00	7.91	-	8.98
2014	12	13.85	-	14.90	172	—	1.00	-	2.00	8.42	-	9.49

Advanced Series Trust - AST Lord Abbett Core Fixed Income (sub-account merged on September 14, 2018)
2018	—	13.12	-	13.86	—	—	1.00	-	1.50	(2.63)	-	(2.28)
2017	4	13.48	-	14.19	50	—	1.00	-	1.50	1.83	-	2.33
2016	4	13.23	-	13.87	51	—	1.00	-	1.50	1.09	-	1.59
2015	4	13.09	-	13.65	54	—	1.00	-	1.50	(2.06)	-	(1.57)
2014	4	13.37	-	13.87	58	—	1.00	-	1.50	4.81	-	5.33

Advanced Series Trust - AST MFS Global Equity
2018	3	16.72	-	17.00	45	—	1.00	-	1.15	(10.59)	-	(10.45)
2017	3	18.70	-	18.99	61	—	1.00	-	1.15	22.43	-	22.61
2016	4	14.78	-	15.49	61	—	1.00	-	1.50	5.53	-	6.05
2015	5	14.01	-	14.60	65	—	1.00	-	1.50	(2.92)	-	(2.44)
2014	5	14.43	-	14.97	68	—	1.00	-	1.50	2.10	-	2.60

Advanced Series Trust - AST MFS Growth
2018	<1	21.44	-	21.44	3	—	1.15	-	1.15	0.98	-	0.98
2017	<1	21.23	-	21.23	4	—	1.15	-	1.15	29.22	-	29.22
2016	<1	16.43	-	16.43	4	—	1.15	-	1.15	0.75	-	0.75
2015	<1	16.31	-	16.31	4	—	1.15	-	1.15	6.01	-	6.01
2014	<1	15.38	-	15.38	4	—	1.15	-	1.15	7.47	-	7.47

Advanced Series Trust - AST Neuberger Berman/LSV Mid-Cap Value
2018	1	16.50	-	17.46	20	—	1.15	-	1.65	(17.81)	-	(17.40)
2017	1	20.07	-	21.13	25	—	1.15	-	1.65	11.94	-	12.50
2016	1	17.93	-	18.79	27	—	1.15	-	1.65	16.31	-	16.89
2015	2	15.42	-	16.07	24	—	1.15	-	1.65	(7.17)	-	(6.71)
2014	2	16.61	-	17.23	28	—	1.15	-	1.65	12.39	-	12.95

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST New Discovery Asset Allocation
2018	13	$12.51	-	13.01	$164	—%	1.50	-	2.10%	(10.17)	-	(9.64)%
2017	14	13.92	-	14.40	191	—	1.50	-	2.10	14.10	-	14.77
2016	14	12.20	-	12.54	173	—	1.50	-	2.10	2.18	-	2.78
2015	14	11.94	-	12.20	172	—	1.50	-	2.10	(4.79)	-	(2.70)
2014	<1	12.54	-	12.54	6	—	1.50	-	1.50	3.58	-	3.58

Advanced Series Trust - AST Parametric Emerging Markets Equity
2018	<1	8.80	-	8.80	5	—	1.65	-	1.65	(15.45)	-	(15.45)
2017	1	10.40	-	10.90	6	—	1.15	-	1.65	24.33	-	24.94
2016	1	8.37	-	8.72	12	—	1.15	-	1.65	10.54	-	11.08
2015	1	7.57	-	7.85	12	—	1.15	-	1.65	(18.08)	-	(17.67)
2014	2	9.24	-	9.54	14	—	1.15	-	1.65	(6.23)	-	(5.77)

Advanced Series Trust - AST Preservation Asset Allocation
2018	291	12.75	-	14.43	4,045	—	1.15	-	2.25	(4.99)	-	(3.95)
2017	431	12.95	-	15.02	6,219	—	1.15	-	2.60	7.34	-	8.88
2016	439	12.06	-	13.80	5,847	—	1.15	-	2.60	2.85	-	4.33
2015	478	11.73	-	13.23	6,120	—	1.15	-	2.60	(2.40)	-	(1.00)
2014	615	12.02	-	13.36	7,944	—	1.15	-	2.60	3.09	-	4.57

Advanced Series Trust - AST Prudential Growth Allocation
2018	702	11.20	-	13.18	8,881	—	1.15	-	2.60	(9.95)	-	(8.65)
2017	985	12.44	-	14.43	13,652	—	1.15	-	2.60	13.16	-	14.78
2016	879	10.99	-	12.57	10,655	—	1.15	-	2.60	7.31	-	8.84
2015	937	10.24	-	11.55	10,475	—	1.15	-	2.60	(3.13)	-	(1.74)
2014	826	10.58	-	11.76	9,408	—	1.15	-	2.60	6.43	-	7.95

Advanced Series Trust - AST QMA US Equity Alpha
2018	2	17.52	-	19.07	46	—	1.00	-	1.75	(9.81)	-	(9.13)
2017	3	19.43	-	20.99	60	—	1.00	-	1.75	20.15	-	21.04
2016	3	16.17	-	17.34	51	—	1.00	-	1.75	12.87	-	13.71
2015	4	14.33	-	15.25	54	—	1.00	-	1.75	1.30	-	2.06
2014	4	14.14	-	14.94	56	—	1.00	-	1.75	15.19	-	16.05

Advanced Series Trust - AST RCM World Trends
2018	67	11.12	-	13.02	816	—	1.15	-	2.65	(10.30)	-	(8.96)
2017	104	12.40	-	14.30	1,404	—	1.15	-	2.65	13.24	-	14.91
2016	108	10.95	-	12.44	1,280	—	1.15	-	2.65	2.11	-	3.62
2015	117	10.72	-	12.01	1,349	—	1.15	-	2.65	(2.75)	-	(1.30)
2014	130	11.03	-	12.17	1,528	—	1.15	-	2.65	2.42	-	3.94

Advanced Series Trust - AST Small-Cap Growth
2018	<1	19.90	-	19.90	<1	—	1.50	-	1.50	(9.77)	-	(9.77)
2017	<1	22.05	-	22.05	1	—	1.50	-	1.50	22.09	-	22.09
2016	<1	18.06	-	18.06	<1	—	1.50	-	1.50	10.42	-	10.42
2015	<1	16.36	-	16.36	1	—	1.50	-	1.50	(0.71)	-	(0.71)
2014	<1	16.47	-	16.47	1	—	1.50	-	1.50	0.03	-	2.28

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Small-Cap Growth Opportunities
2018	1	$16.06	-	17.29	$20	—%	1.00	-	1.65%	(12.30)	-	(11.73)%
2017	1	18.32	-	19.59	24	—	1.00	-	1.65	25.62	-	26.43
2016	1	14.58	-	15.49	20	—	1.00	-	1.65	5.95	-	6.63
2015	2	13.76	-	14.53	24	—	1.00	-	1.65	(0.31)	-	0.33
2014	2	13.81	-	14.48	26	—	1.00	-	1.65	3.23	-	3.90

Advanced Series Trust - AST Small-Cap Value
2018	2	15.70	-	16.62	27	—	1.15	-	1.65	(18.43)	-	(18.02)
2017	2	19.25	-	20.27	34	—	1.15	-	1.65	5.61	-	6.13
2016	2	18.23	-	19.10	36	—	1.15	-	1.65	27.11	-	27.73
2015	2	14.34	-	14.95	29	—	1.15	-	1.65	(5.40)	-	(3.42)
2014	2	14.85	-	15.81	31	—	1.15	-	1.65	0.94	-	4.07

Advanced Series Trust - AST Templeton Global Bond
2018	2	11.26	-	11.91	22	—	1.15	-	1.65	0.33	-	0.83
2017	2	11.22	-	11.82	23	—	1.15	-	1.65	0.39	-	0.88
2016	4	11.18	-	11.71	41	—	1.15	-	1.65	2.66	-	3.17
2015	4	10.89	-	11.35	46	—	1.15	-	1.65	(6.17)	-	(5.70)
2014	4	11.61	-	12.04	53	—	1.15	-	1.65	(1.08)	-	(0.59)

Advanced Series Trust - AST T. Rowe Price Asset Allocation
2018	201	13.22	-	15.56	2,962	—	1.15	-	2.60	(7.74)	-	(6.41)
2017	280	14.33	-	16.63	4,399	—	1.15	-	2.60	12.49	-	14.10
2016	291	12.74	-	14.57	4,049	—	1.15	-	2.60	4.82	-	6.32
2015	359	12.15	-	13.71	4,711	—	1.15	-	2.60	(2.50)	-	(1.10)
2014	445	12.47	-	13.86	5,969	—	1.15	-	2.60	3.19	-	4.67

Advanced Series Trust - AST T. Rowe Price Large-Cap Growth
2018	<1	26.27	-	27.33	7	—	1.15	-	1.50	2.32	-	2.68
2017	<1	25.67	-	26.62	7	—	1.15	-	1.50	35.85	-	36.32
2016	1	18.90	-	19.53	20	—	1.15	-	1.50	1.18	-	1.53
2015	1	18.68	-	19.23	20	—	1.15	-	1.50	7.96	-	8.34
2014	1	17.30	-	17.75	19	—	1.15	-	1.50	6.74	-	7.11

Advanced Series Trust - AST T. Rowe Price Large-Cap Value
2018	1	11.06	-	11.70	16	—	1.15	-	1.65	(11.19)	-	(10.74)
2017	1	12.45	-	13.11	18	—	1.15	-	1.65	14.66	-	15.23
2016	1	10.86	-	11.38	16	—	1.15	-	1.65	4.41	-	4.92
2015	2	10.40	-	10.85	16	—	1.15	-	1.65	(7.59)	-	(7.13)
2014	2	11.26	-	11.68	25	—	1.15	-	1.65	(0.09)	-	0.40

Advanced Series Trust - AST T. Rowe Price Natural Resources
2018	4	7.54	-	7.98	33	—	1.15	-	1.65	(18.02)	-	(17.61)
2017	5	9.20	-	9.69	45	—	1.15	-	1.65	8.52	-	9.05
2016	5	8.48	-	8.88	44	—	1.15	-	1.65	22.59	-	23.20
2015	9	6.92	-	7.21	65	—	1.15	-	1.65	(20.57)	-	(20.17)
2014	11	8.71	-	9.03	101	—	1.15	-	1.65	(9.85)	-	(9.40)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST WEDGE Capital Mid-Cap Value
2018	2	$15.25	-	16.78	$30	—%	1.15	-	2.00%	(18.17)	-	(17.48)%
2017	2	18.63	-	20.33	36	—	1.15	-	2.00	16.21	-	17.18
2016	2	16.03	-	17.35	39	—	1.15	-	2.00	11.76	-	12.70
2015	3	14.35	-	15.40	42	—	1.15	-	2.00	(8.44)	-	(7.67)
2014	3	15.67	-	16.68	46	—	1.15	-	2.00	12.71	-	13.66

Advanced Series Trust - AST Wellington Management Hedged Equity
2018	18	11.31	-	11.63	207	—	1.50	-	1.75	(6.64)	-	(6.41)
2017	19	12.11	-	12.42	238	—	1.50	-	1.75	11.64	-	11.92
2016	20	10.85	-	11.10	215	—	1.50	-	1.75	4.69	-	4.95
2015	22	10.36	-	10.58	228	—	1.50	-	1.75	(3.06)	-	(2.10)
2014	20	10.69	-	10.81	211	—	1.50	-	1.65	3.79	-	3.94

Advanced Series Trust - AST Western Asset Core Plus Bond
2018	4	12.91	-	13.64	58	—	1.00	-	1.50	(3.72)	-	(3.24)
2017	1	14.09	-	14.09	12	—	1.00	-	1.00	5.26	-	5.26
2016	1	13.39	-	13.39	12	—	1.00	-	1.00	4.11	-	4.11
2015	1	12.86	-	12.86	12	—	1.00	-	1.00	0.23	-	0.23
2014	1	12.83	-	12.83	13	—	1.00	-	1.00	6.13	-	6.13

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. American Franchise
2018	3,459	13.97	-	19.97	64,338	—	0.70	-	2.30	(5.83)	-	(4.30)
2017	3,915	14.60	-	21.21	76,638	0.08	0.70	-	2.30	24.46	-	26.46
2016	4,454	11.55	-	17.04	69,719	—	0.70	-	2.30	(0.05)	-	1.56
2015	5,004	11.37	-	17.05	77,713	—	0.70	-	2.30	2.62	-	4.27
2014	5,740	10.90	-	16.61	86,128	0.04	0.70	-	2.30	5.97	-	7.68

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. American Value
2018	1,084	19.68	-	29.61	23,924	0.47	0.70	-	2.69	(15.00)	-	(13.26)
2017	1,259	23.16	-	34.14	32,376	0.78	0.70	-	2.69	7.03	-	9.20
2016	1,422	21.64	-	31.26	33,851	0.34	0.70	-	2.69	12.40	-	14.69
2015	1,643	19.25	-	27.26	34,489	0.31	0.70	-	2.69	(11.57)	-	(9.76)
2014	1,921	21.77	-	30.21	45,106	0.44	0.70	-	2.69	6.80	-	8.99

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Comstock
2018	782	19.60	-	25.36	17,565	1.68	0.70	-	2.30	(14.17)	-	(12.78)
2017	911	22.84	-	29.08	23,614	2.08	0.70	-	2.30	15.18	-	17.03
2016	1,038	19.83	-	24.85	23,184	1.45	0.70	-	2.30	14.64	-	16.48
2015	1,224	17.30	-	21.33	23,660	1.93	0.70	-	2.30	(8.12)	-	(6.64)
2014	1,429	18.82	-	22.85	29,816	1.31	0.70	-	2.30	6.90	-	8.62

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Core Equity
2018	2,427	14.86	-	17.97	49,405	0.88	0.70	-	2.20	(11.38)	-	(10.03)
2017	2,763	16.77	-	19.98	63,345	1.03	0.70	-	2.20	10.72	-	12.39
2016	3,186	15.15	-	17.78	65,415	0.74	0.70	-	2.20	7.87	-	9.50
2015	3,613	14.04	-	16.23	68,288	1.11	0.70	-	2.20	(7.82)	-	(6.43)
2014	4,153	15.23	-	17.35	84,651	0.83	0.70	-	2.20	5.79	-	7.39

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Core Plus Bond
2018	333	$13.73	-	15.14	$5,074	3.52%	1.10	-	1.85%	(4.17)	-	(3.44)%
2017	387	14.33	-	15.68	6,082	3.41	1.10	-	1.85	4.39	-	5.18
2016	424	13.73	-	14.91	6,381	4.14	1.10	-	1.85	4.69	-	5.49
2015	459	13.11	-	14.13	6,559	4.49	1.10	-	1.85	(2.21)	-	(1.46)
2014	555	13.41	-	14.34	8,064	4.98	1.10	-	1.85	6.03	-	6.85

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Diversified Dividend
2018	2,012	17.29	-	23.39	100,092	2.33	0.70	-	2.05	(9.46)	-	(8.22)
2017	2,309	19.10	-	25.48	127,536	1.62	0.70	-	2.05	6.38	-	7.82
2016	2,662	17.95	-	23.64	136,356	1.26	0.70	-	2.05	12.49	-	14.01
2015	2,963	15.96	-	20.73	134,666	1.67	0.70	-	2.05	—	-	1.35
2014	3,399	15.96	-	20.45	152,078	1.66	0.70	-	2.05	10.54	-	12.04

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Equity and Income
2018	896	20.40	-	30.84	17,409	2.17	1.00	-	1.98	(11.29)	-	(10.41)
2017	1,045	23.00	-	28.36	22,734	1.62	0.83	-	1.98	8.86	-	10.12
2016	1,180	21.12	-	25.76	23,419	1.83	0.83	-	1.98	12.87	-	14.18
2015	1,281	18.71	-	22.56	22,516	2.58	0.83	-	1.98	(4.21)	-	(3.10)
2014	1,488	19.54	-	23.28	27,029	1.73	0.83	-	1.98	6.90	-	8.13

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Global Core Equity
2018	836	13.01	-	17.11	18,923	1.06	0.70	-	2.05	(17.05)	-	(15.91)
2017	982	15.68	-	20.35	26,772	1.12	0.70	-	2.05	20.41	-	22.05
2016	1,146	13.02	-	16.68	25,767	1.00	0.70	-	2.05	4.65	-	6.07
2015	1,303	12.44	-	15.72	27,860	1.35	0.70	-	2.05	(3.42)	-	(2.11)
2014	1,498	12.88	-	16.06	32,900	1.96	0.70	-	2.05	(1.35)	-	(0.01)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Government Money Market
2018	316	9.38	-	11.30	3,461	1.54	1.10	-	1.70	(0.17)	-	0.43
2017	304	9.40	-	11.25	3,317	0.56	1.10	-	1.70	(1.13)	-	(0.53)
2016	351	9.50	-	11.31	3,851	0.09	1.10	-	1.70	(1.59)	-	(1.00)
2015	447	9.66	-	11.42	4,944	0.01	1.10	-	1.70	(1.67)	-	(1.08)
2014	517	9.82	-	11.55	5,842	0.01	1.10	-	1.70	(1.67)	-	(1.08)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Government Securities
2018	324	14.70	-	16.99	5,284	2.07	1.10	-	1.70	(1.15)	-	(0.55)
2017	395	14.87	-	17.08	6,426	2.07	1.10	-	1.70	0.24	-	0.84
2016	433	14.84	-	16.94	7,013	1.99	1.10	-	1.70	(0.47)	-	0.12
2015	473	14.91	-	16.92	7,655	2.16	1.10	-	1.70	(1.35)	-	(0.75)
2014	526	15.11	-	17.04	8,619	3.01	1.10	-	1.70	2.38	-	3.00

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. High Yield
2018	523	10.57	-	11.97	9,484	4.88	0.70	-	1.98	(5.26)	-	(4.03)
2017	594	11.02	-	12.63	11,289	3.96	0.70	-	1.98	4.22	-	5.56
2016	659	10.44	-	12.12	12,014	4.07	0.70	-	1.98	9.04	-	10.44
2015	728	9.45	-	11.12	12,197	5.34	0.70	-	1.98	(5.06)	-	(3.84)
2014	835	9.83	-	11.71	14,530	4.45	0.70	-	1.98	(0.27)	-	1.02

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. International Growth
2018	616	$13.22	-	18.88	$12,104	1.99%	1.10	-	1.70%	(16.42)	-	(15.91)%
2017	721	15.81	-	22.45	16,791	1.45	1.10	-	1.70	20.94	-	21.66
2016	791	13.08	-	18.45	15,292	1.35	1.10	-	1.70	(2.13)	-	(1.54)
2015	886	13.36	-	18.74	17,492	1.47	1.10	-	1.70	(3.99)	-	(3.41)
2014	1,006	13.92	-	19.40	20,589	1.58	1.10	-	1.70	(1.36)	-	(0.77)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Managed Volatility
2018	186	24.13	-	26.35	4,648	1.66	1.10	-	1.70	(12.51)	-	(11.98)
2017	203	27.58	-	29.94	5,805	1.35	1.10	-	1.70	8.70	-	9.35
2016	200	25.37	-	27.38	5,269	1.76	1.10	-	1.70	8.76	-	9.41
2015	235	23.33	-	25.02	5,670	1.40	1.10	-	1.70	(3.80)	-	(3.22)
2014	261	24.25	-	25.86	6,546	2.93	1.10	-	1.70	18.54	-	19.25

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Mid Cap Core Equity
2018	326	17.10	-	26.22	7,279	0.50	1.10	-	2.20	(13.29)	-	(12.33)
2017	362	19.72	-	29.90	9,223	0.53	1.10	-	2.20	12.43	-	13.66
2016	395	17.54	-	26.31	8,877	0.07	1.10	-	2.20	10.97	-	12.20
2015	454	15.80	-	23.45	9,166	0.35	1.10	-	2.20	(6.12)	-	(5.08)
2014	510	16.83	-	24.70	10,887	0.04	1.10	-	2.20	2.16	-	3.29

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Mid Cap Growth
2018	208	19.24	-	29.19	5,412	—	1.10	-	1.70	(7.18)	-	(6.62)
2017	232	20.72	-	31.26	6,412	—	1.10	-	1.70	20.43	-	21.16
2016	259	17.21	-	25.81	5,925	—	1.10	-	1.70	(0.94)	-	(0.34)
2015	321	17.37	-	25.89	7,481	—	1.10	-	1.70	(0.50)	-	0.10
2014	348	17.46	-	25.87	8,107	—	1.10	-	1.70	6.22	-	6.86

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. S&P 500 Index
2018	1,375	17.65	-	21.39	30,362	1.52	0.70	-	2.05	(6.74)	-	(5.47)
2017	1,491	18.92	-	22.63	35,212	1.64	0.70	-	2.05	18.80	-	20.41
2016	1,608	15.93	-	18.79	31,798	1.69	0.70	-	2.05	9.20	-	10.68
2015	1,803	14.59	-	16.98	32,471	1.75	0.70	-	2.05	(1.02)	-	0.32
2014	1,882	14.74	-	16.93	34,156	1.83	0.70	-	2.05	11.02	-	12.53

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Technology
2018	102	23.54	-	25.71	2,500	—	1.10	-	1.70	(2.14)	-	(1.55)
2017	114	24.06	-	26.11	2,863	—	1.10	-	1.70	32.86	-	33.66
2016	126	18.11	-	19.54	2,366	—	1.10	-	1.70	(2.42)	-	(1.84)
2015	141	18.56	-	19.90	2,715	—	1.10	-	1.70	5.01	-	5.65
2014	163	17.67	-	18.84	2,965	—	1.10	-	1.70	9.18	-	9.84

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Value Opportunities
2018	305	14.78	-	16.39	4,727	0.31	1.10	-	1.70	(20.55)	-	(20.07)
2017	336	18.60	-	20.50	6,548	0.39	1.10	-	1.70	15.46	-	16.16
2016	362	16.11	-	17.65	6,095	0.37	1.10	-	1.70	16.35	-	17.04
2015	408	13.84	-	15.08	5,891	2.66	1.10	-	1.70	(11.92)	-	(11.39)
2014	465	15.72	-	17.02	7,599	1.40	1.10	-	1.70	4.82	-	5.45

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. American Franchise II
2018	773	$23.18	-	28.23	$15,163	—%	1.29	-	2.49%	(6.28)	-	(5.14)%
2017	937	24.73	-	29.75	19,663	—	1.29	-	2.49	23.89	-	25.40
2016	1,092	19.96	-	23.73	18,505	—	1.29	-	2.49	(0.52)	-	0.70
2015	1,216	20.07	-	23.56	20,591	—	1.29	-	2.49	2.14	-	3.40
2014	1,426	19.65	-	22.79	23,511	—	1.29	-	2.49	5.48	-	6.77

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. American Value II
2018	492	23.68	-	25.76	13,502	0.19	1.29	-	2.59	(15.12)	-	(14.00)
2017	570	27.53	-	30.35	18,195	0.57	1.29	-	2.59	6.86	-	8.27
2016	697	25.43	-	28.40	20,560	0.11	1.29	-	2.59	12.24	-	13.74
2015	824	22.36	-	25.30	21,458	0.01	1.29	-	2.59	(11.71)	-	(10.53)
2014	983	24.99	-	28.66	28,615	0.19	1.29	-	2.59	6.64	-	8.07

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Comstock II
2018	2,479	20.78	-	21.57	54,545	1.38	1.29	-	2.59	(14.63)	-	(13.50)
2017	2,940	24.02	-	25.27	75,227	1.85	1.29	-	2.59	14.56	-	16.06
2016	3,479	20.70	-	22.06	77,191	1.22	1.29	-	2.59	13.97	-	15.48
2015	4,022	17.92	-	19.35	77,847	1.63	1.29	-	2.59	(8.62)	-	(7.40)
2014	4,761	19.36	-	21.18	100,267	1.05	1.29	-	2.59	6.27	-	7.69

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Core Equity II
2018	57	13.92	-	16.15	903	—	1.29	-	2.44	(11.82)	-	(10.78)
2017	66	15.79	-	18.10	1,179	0.76	1.29	-	2.44	10.14	-	11.43
2016	85	14.33	-	16.24	1,389	0.49	1.29	-	2.44	7.34	-	8.60
2015	100	13.35	-	14.96	1,491	0.89	1.29	-	2.44	(8.30)	-	(7.22)
2014	115	14.37	-	16.12	1,855	0.66	1.29	-	2.59	5.05	-	6.46

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Core Plus Bond II
2018	8	12.46	-	14.26	106	3.43	1.30	-	2.10	(4.67)	-	(3.90)
2017	8	13.07	-	14.84	111	3.13	1.30	-	2.10	3.86	-	4.70
2016	9	12.58	-	14.18	114	3.43	1.30	-	2.10	4.15	-	4.98
2015	11	12.08	-	13.50	145	4.42	1.30	-	2.10	(2.70)	-	(1.92)
2014	11	12.42	-	13.77	149	4.40	1.30	-	2.10	5.61	-	6.46

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Diversified Dividend II
2018	1,230	18.94	-	23.31	22,899	2.10	1.29	-	2.59	(10.20)	-	(9.01)
2017	1,418	21.10	-	25.62	29,140	1.45	1.29	-	2.59	5.56	-	6.95
2016	1,601	19.98	-	23.95	30,950	1.11	1.29	-	2.59	11.58	-	13.06
2015	1,769	18.26	-	21.18	30,459	1.49	1.29	-	2.44	(0.67)	-	0.50
2014	2,000	18.06	-	21.08	34,456	1.37	1.29	-	2.59	9.62	-	11.08

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Equity and Income II
2018	972	19.37	-	20.48	19,859	1.92	1.29	-	2.59	(12.06)	-	(10.90)
2017	1,125	22.03	-	22.98	25,931	1.43	1.29	-	2.59	7.93	-	9.36
2016	1,259	20.41	-	21.01	26,673	1.57	1.29	-	2.59	11.87	-	13.36
2015	1,438	18.25	-	18.54	26,960	2.26	1.29	-	2.59	(5.11)	-	(3.84)
2014	1,734	19.23	-	19.28	33,898	1.50	1.29	-	2.59	5.95	-	7.36

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Global Core Equity II
2018	679	$14.08	-	17.32	$9,396	0.79%	1.29	-	2.59%	(17.73)	-	(16.64)%
2017	767	17.11	-	20.78	12,764	0.89	1.29	-	2.59	19.45	-	21.02
2016	867	14.32	-	17.17	12,004	0.71	1.29	-	2.59	3.75	-	5.13
2015	973	13.81	-	16.33	12,881	1.03	1.29	-	2.59	(4.20)	-	(2.92)
2014	1,130	14.41	-	16.82	15,474	1.51	1.29	-	2.59	(2.12)	-	(0.81)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Government Money Market II
2018	51	8.05	-	9.39	466	1.28	1.30	-	2.20	(0.92)	-	(0.02)
2017	55	8.12	-	9.39	501	0.31	1.30	-	2.20	(1.86)	-	(0.98)
2016	57	8.28	-	9.48	525	0.03	1.30	-	2.20	(2.14)	-	(1.26)
2015	63	8.23	-	9.60	587	0.01	1.30	-	2.40	(2.36)	-	(1.28)
2014	73	8.42	-	9.73	691	0.01	1.30	-	2.40	(2.36)	-	(1.28)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Government Securities II
2018	12	11.78	-	13.50	153	1.94	1.30	-	2.10	(1.80)	-	(1.01)
2017	13	11.99	-	13.63	169	1.58	1.30	-	2.10	(0.39)	-	0.41
2016	18	12.04	-	13.58	234	1.66	1.30	-	2.10	(1.09)	-	(0.30)
2015	22	12.17	-	13.62	282	1.95	1.30	-	2.10	(2.02)	-	(1.23)
2014	22	12.42	-	13.79	291	2.82	1.30	-	2.10	1.72	-	2.54

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Growth and Income II
2018	1,084	23.10	-	26.88	28,546	1.70	1.29	-	2.69	(15.91)	-	(14.71)
2017	1,300	27.47	-	34.09	40,153	1.25	1.29	-	2.69	10.99	-	12.57
2016	1,505	24.75	-	30.28	41,533	0.83	1.29	-	2.69	16.23	-	17.89
2015	1,773	21.29	-	25.68	41,752	2.55	1.29	-	2.69	(5.91)	-	(4.56)
2014	2,077	22.63	-	26.91	51,532	1.42	1.29	-	2.69	7.01	-	8.55

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. High Yield II
2018	482	16.64	-	20.48	5,818	4.70	1.29	-	2.59	(6.09)	-	(4.85)
2017	546	17.72	-	21.52	6,948	3.87	1.29	-	2.59	3.39	-	4.76
2016	582	17.14	-	20.54	7,163	3.88	1.29	-	2.59	7.97	-	9.40
2015	638	15.87	-	18.78	7,330	5.04	1.29	-	2.59	(5.87)	-	(4.62)
2014	755	16.86	-	19.69	9,228	4.40	1.29	-	2.59	(1.05)	-	0.28

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. International Growth II
2018	130	8.98	-	10.42	1,390	1.74	1.29	-	2.44	(17.27)	-	(16.30)
2017	154	10.86	-	12.45	1,960	1.29	1.29	-	2.44	19.76	-	21.15
2016	188	9.07	-	10.28	1,969	1.15	1.29	-	2.44	(3.11)	-	(1.97)
2015	201	9.36	-	10.48	2,155	1.30	1.29	-	2.44	(4.99)	-	(3.87)
2014	210	9.85	-	10.90	2,354	1.01	1.29	-	2.44	(2.35)	-	(1.20)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Managed Volatility II
2018	3	22.75	-	24.13	72	1.46	1.45	-	1.85	(12.92)	-	(12.57)
2017	3	26.12	-	28.17	92	1.28	1.30	-	1.85	8.31	-	8.91
2016	5	24.12	-	25.86	117	1.43	1.30	-	1.85	8.29	-	8.89
2015	6	22.27	-	23.75	141	1.16	1.30	-	1.85	(4.16)	-	(3.63)
2014	7	23.24	-	24.65	159	2.51	1.30	-	1.85	18.02	-	18.67

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Mid Cap Core Equity II
2018	43	$15.84	-	18.80	$793	0.11%	1.29	-	2.44%	(13.76)	-	(12.74)%
2017	49	18.36	-	21.55	1,038	0.29	1.29	-	2.44	11.88	-	13.18
2016	67	16.41	-	19.04	1,248	—	1.29	-	2.44	10.41	-	11.71
2015	75	14.87	-	17.04	1,261	0.11	1.29	-	2.44	(6.62)	-	(5.52)
2014	99	15.92	-	18.04	1,751	—	1.29	-	2.44	1.63	-	2.83

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Mid Cap Growth II
2018	257	19.46	-	25.13	5,996	—	0.83	-	2.54	(8.26)	-	(6.66)
2017	283	21.22	-	26.92	7,138	—	0.83	-	2.54	19.06	-	21.13
2016	339	17.82	-	22.22	7,128	—	0.83	-	2.54	(1.98)	-	(0.26)
2015	377	18.18	-	22.28	8,020	—	0.83	-	2.54	(1.52)	-	0.21
2014	432	18.46	-	22.23	9,307	—	0.83	-	2.54	4.96	-	6.80

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. S&P 500 Index II
2018	2,042	22.95	-	28.24	39,992	1.23	1.29	-	2.59	(7.52)	-	(6.30)
2017	2,393	24.82	-	30.14	50,231	1.39	1.29	-	2.59	17.90	-	19.45
2016	2,659	21.05	-	25.24	47,058	1.41	1.29	-	2.59	8.33	-	9.77
2015	2,967	19.44	-	22.99	48,667	1.48	1.29	-	2.59	(1.83)	-	(0.52)
2014	3,329	19.80	-	23.11	55,401	1.53	1.29	-	2.59	10.03	-	11.50

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Technology II
2018	<1	22.15	-	24.02	6	—	1.30	-	1.85	(2.54)	-	(2.00)
2017	<1	22.73	-	24.51	7	—	1.30	-	1.85	32.28	-	33.00
2016	<1	17.18	-	18.43	7	—	1.30	-	1.85	(2.82)	-	(2.28)
2015	1	17.68	-	18.86	10	—	1.30	-	1.85	4.61	-	5.18
2014	1	16.90	-	17.93	12	—	1.30	-	1.85	8.79	-	9.39

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Value Opportunities II
2018	158	14.45	-	17.36	2,487	—	1.29	-	2.44	(21.32)	-	(20.39)
2017	169	18.36	-	21.80	3,357	0.01	1.29	-	2.44	14.39	-	15.72
2016	225	16.05	-	18.84	3,817	0.07	1.29	-	2.44	15.05	-	16.40
2015	259	13.95	-	16.18	3,793	2.23	1.29	-	2.44	(12.84)	-	(11.81)
2014	291	16.01	-	18.35	4,878	1.11	1.29	-	2.44	3.79	-	5.01

Alliance Bernstein Variable Product Series Fund - AB VPS Growth
2018	684	18.34	-	27.52	13,314	—	0.70	-	2.59	1.09	-	3.04
2017	774	17.80	-	27.22	14,874	—	0.70	-	2.59	30.70	-	33.21
2016	923	13.36	-	20.83	13,602	—	0.70	-	2.59	(1.75)	-	0.15
2015	1,079	13.34	-	21.20	16,122	—	0.70	-	2.59	6.00	-	8.06
2014	1,324	12.35	-	20.00	18,443	—	0.70	-	2.59	10.04	-	12.18

Alliance Bernstein Variable Product Series Fund - AB VPS Growth & Income
2018	1,654	21.77	-	28.16	35,050	0.73	0.70	-	2.59	(8.28)	-	(6.51)
2017	1,895	23.74	-	30.12	43,475	1.22	0.70	-	2.59	15.55	-	17.77
2016	2,154	20.55	-	25.57	42,440	0.77	0.70	-	2.59	8.20	-	10.30
2015	2,554	18.99	-	23.19	46,289	1.16	0.70	-	2.59	(1.20)	-	0.72
2014	2,985	19.22	-	23.02	54,295	1.07	0.70	-	2.59	6.46	-	8.53

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Alliance Bernstein Variable Product Series Fund - AB VPS International Value
2018	575	$8.10	-	9.71	$5,251	1.09%	1.29	-	2.59%	(24.97)	-	(23.98)%
2017	595	10.79	-	12.77	7,190	1.82	1.29	-	2.59	21.88	-	23.49
2016	784	8.86	-	10.34	7,726	1.03	1.29	-	2.59	(3.36)	-	(2.07)
2015	859	9.16	-	10.56	8,689	2.17	1.29	-	2.59	(0.25)	-	1.08
2014	1,037	9.19	-	10.44	10,427	3.23	1.29	-	2.59	(8.88)	-	(7.67)

Alliance Bernstein Variable Product Series Fund - AB VPS Large Cap Growth
2018	815	18.44	-	26.25	13,146	—	0.70	-	2.59	(0.32)	-	1.61
2017	935	18.15	-	26.33	15,075	—	0.70	-	2.59	28.29	-	30.76
2016	1,099	13.88	-	20.52	13,723	—	0.70	-	2.59	(0.29)	-	1.64
2015	1,229	13.66	-	20.58	15,251	—	0.70	-	2.59	7.98	-	10.08
2014	1,431	11.97	-	19.06	16,401	—	0.94	-	2.59	10.89	-	12.77

Alliance Bernstein Variable Product Series Fund - AB VPS Small/Mid Cap Value
2018	227	28.46	-	35.02	7,427	0.22	1.29	-	2.59	(17.49)	-	(16.39)
2017	271	34.49	-	41.89	10,635	0.24	1.29	-	2.59	9.95	-	11.40
2016	305	31.37	-	37.60	10,817	0.34	1.29	-	2.59	21.57	-	23.19
2015	354	25.81	-	30.53	10,247	0.53	1.29	-	2.59	(8.14)	-	(6.91)
2014	434	28.09	-	32.79	13,578	0.41	1.29	-	2.59	6.12	-	7.54

Alliance Bernstein Variable Product Series Fund - AB VPS Value
2018	33	11.65	-	13.96	435	0.99	1.29	-	2.59	(17.54)	-	(16.44)
2017	39	14.13	-	16.71	614	1.17	1.29	-	2.59	10.38	-	11.84
2016	48	12.80	-	14.94	682	1.33	1.29	-	2.59	8.42	-	9.86
2015	55	11.81	-	13.60	717	1.84	1.29	-	2.59	(9.57)	-	(8.37)
2014	67	13.06	-	14.84	945	1.55	1.29	-	2.59	7.90	-	9.34

American Century Variable Portfolios, Inc. - American Century VP International
2018	<1	17.64	-	17.64	6	1.26	1.45	-	1.45	(16.45)	-	(16.45)
2017	<1	21.12	-	21.12	7	0.87	1.45	-	1.45	29.32	-	29.32
2016	<1	16.33	-	16.33	5	1.03	1.45	-	1.45	(6.86)	-	(6.86)
2015	<1	17.53	-	17.53	6	0.38	1.45	-	1.45	(0.69)	-	(0.69)
2014	<1	17.65	-	17.65	6	1.68	1.45	-	1.45	(6.87)	-	(6.87)

Deutsche DWS Variable Series I - DWS Bond VIP (Class A)
2018	10	16.48	-	16.82	171	4.68	0.70	-	0.80	(3.44)	-	(3.34)
2017	12	17.07	-	17.40	202	2.40	0.70	-	0.80	4.99	-	5.09
2016	12	16.26	-	16.56	197	5.05	0.70	-	0.80	5.08	-	5.19
2015	12	15.47	-	15.74	181	3.64	0.70	-	0.80	(1.09)	-	(0.99)
2014	19	15.64	-	15.90	299	3.99	0.70	-	0.80	5.78	-	5.89

Deutsche DWS Variable Series I - DWS Capital Growth VIP (Class A)
2018	44	27.26	-	27.82	1,211	0.73	0.70	-	0.80	(2.39)	-	(2.29)
2017	50	27.93	-	28.47	1,423	0.75	0.70	-	0.80	25.29	-	25.42
2016	56	22.29	-	22.70	1,273	0.76	0.70	-	0.80	3.41	-	3.52
2015	57	21.55	-	21.93	1,252	0.66	0.70	-	0.80	7.75	-	7.86
2014	54	20.00	-	20.33	1,086	0.62	0.70	-	0.80	12.07	-	12.18

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Deutsche DWS Variable Series I - DWS Core Equity VIP (Class A)
2018	20	$23.06	-	23.53	$476	1.90%	0.70	-	0.80%	(6.44)	-	(6.35)%
2017	25	24.65	-	25.12	613	1.19	0.70	-	0.80	20.05	-	20.17
2016	27	20.53	-	20.91	553	1.34	0.70	-	0.80	9.60	-	9.71
2015	30	18.73	-	19.06	563	0.88	0.70	-	0.80	4.41	-	4.51
2014	34	17.94	-	18.23	617	1.06	0.70	-	0.80	10.93	-	11.04

Deutsche DWS Variable Series I - DWS CROCI® International VIP (Class A)
2018	12	11.22	-	11.45	138	1.11	0.70	-	0.80	(15.08)	-	(15.00)
2017	14	13.21	-	13.47	182	7.00	0.70	-	0.80	20.99	-	21.11
2016	15	10.92	-	11.12	166	10.47	0.70	-	0.80	(0.07)	-	0.03
2015	18	10.93	-	11.12	194	4.24	0.70	-	0.80	(6.24)	-	(6.14)
2014	18	11.65	-	11.84	217	1.96	0.70	-	0.80	(12.47)	-	(12.38)

Deutsche DWS Variable Series I - DWS Global Small Cap VIP (Class A)
2018	18	31.75	-	32.40	590	0.29	0.70	-	0.80	(21.15)	-	(21.07)
2017	20	40.27	-	41.05	824	—	0.70	-	0.80	19.07	-	19.19
2016	24	33.82	-	34.44	809	0.39	0.70	-	0.80	0.76	-	0.86
2015	27	33.56	-	34.15	910	1.04	0.70	-	0.80	0.35	-	0.45
2014	31	33.45	-	33.99	1,063	0.84	0.70	-	0.80	(4.90)	-	(4.80)

Deutsche DWS Variable Series II - DWS Global Income Builder VIP (Class A)
2018	30	16.87	-	17.11	520	4.35	0.70	-	0.80	(8.40)	-	(8.31)
2017	54	18.42	-	18.66	1,007	2.97	0.70	-	0.80	15.61	-	15.73
2016	66	15.94	-	16.12	1,064	4.02	0.70	-	0.80	5.96	-	6.07
2015	70	15.04	-	15.20	1,055	3.27	0.70	-	0.80	(2.23)	-	(2.13)
2014	78	15.38	-	15.53	1,204	3.18	0.70	-	0.80	3.00	-	3.10

Deutsche DWS Variable Series II - DWS Government Money Market VIP (Class A)
2018	6	10.08	-	10.20	66	1.29	0.70	-	0.80	0.58	-	0.68
2017	14	10.02	-	10.13	144	0.41	0.70	-	0.80	(0.35)	-	(0.25)
2016	18	10.06	-	10.16	183	0.06	0.70	-	0.80	(0.74)	-	(0.64)
2015	17	10.13	-	10.22	177	0.01	0.70	-	0.80	(0.79)	-	(0.69)
2014	16	10.21	-	10.30	163	0.01	0.70	-	0.80	(0.79)	-	(0.69)

Deutsche DWS Variable Series II - DWS Small Mid Cap Growth VIP (Class A)
2018	14	20.31	-	20.59	289	—	0.70	-	0.80	(14.28)	-	(14.20)
2017	17	23.69	-	23.99	406	0.11	0.70	-	0.80	21.15	-	21.27
2016	21	19.56	-	19.79	417	—	0.70	-	0.80	8.20	-	8.31
2015	20	18.07	-	18.27	361	—	0.70	-	0.80	(1.69)	-	(1.59)
2014	22	18.38	-	18.56	403	—	0.70	-	0.80	4.85	-	4.96

Dreyfus Stock Index Fund, Inc. - Dreyfus Stock Index Fund, Inc. (Initial Shares)
2018	10	20.32	-	24.57	224	1.66	1.15	-	1.60	(6.17)	-	(5.73)
2017	10	21.65	-	26.06	244	1.69	1.15	-	1.60	19.60	-	20.15
2016	10	18.10	-	21.69	214	1.81	1.15	-	1.60	9.92	-	10.43
2015	30	13.83	-	19.64	567	1.81	1.15	-	1.65	(0.55)	-	(0.05)
2014	32	15.99	-	19.65	604	1.74	1.15	-	1.85	11.33	-	12.13

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Dreyfus Variable Investment Fund - VIF Government Money Market
2018	18	$8.89	-	11.16	$178	1.26%	1.15	-	1.85%	(0.59)	-	0.12%
2017	23	8.95	-	11.15	231	0.29	1.15	-	1.85	(1.50)	-	(0.80)
2016	32	9.08	-	11.24	328	0.01	1.15	-	1.85	(1.83)	-	(1.13)
2015	37	9.25	-	11.37	379	—	1.15	-	1.85	(1.85)	-	(1.14)
2014	33	9.43	-	11.50	341	<0.01	1.15	-	1.85	(1.85)	-	(1.14)

Dreyfus Variable Investment Fund - VIF Growth & Income
2018	<1	17.15	-	23.74	16	0.80	1.15	-	1.65	(6.25)	-	(5.78)
2017	<1	18.30	-	25.20	22	0.86	1.15	-	1.65	17.76	-	18.34
2016	2	15.54	-	21.29	44	1.01	1.15	-	1.65	8.24	-	8.78
2015	4	14.63	-	19.57	72	0.81	1.15	-	1.85	(0.30)	-	0.42
2014	5	16.79	-	19.49	92	0.77	1.15	-	2.00	7.87	-	8.82

Federated Insurance Series - Federated Government Money Fund II
2018	236	8.89	-	10.78	2,642	1.24	1.15	-	1.85	(0.62)	-	0.09
2017	271	8.94	-	10.77	3,047	0.30	1.15	-	1.85	(1.53)	-	(0.83)
2016	312	9.08	-	10.86	3,537	—	1.15	-	1.85	(1.84)	-	(1.14)
2015	354	9.25	-	10.99	4,068	—	1.15	-	1.85	(1.85)	-	(1.14)
2014	416	9.43	-	11.11	4,847	—	1.15	-	1.85	(1.85)	-	(1.14)

Fidelity Variable Insurance Products Fund - VIP Contrafund
2018	134	26.94	-	36.88	3,919	0.70	1.15	-	1.65	(7.92)	-	(7.45)
2017	134	25.56	-	39.85	4,251	0.99	1.15	-	1.65	19.89	-	20.49
2016	151	21.32	-	33.08	3,971	0.79	1.15	-	1.65	6.24	-	6.77
2015	160	20.07	-	30.98	3,937	1.00	1.15	-	1.65	(0.98)	-	(0.48)
2014	181	20.26	-	31.13	4,509	0.86	1.15	-	1.65	10.11	-	10.66

Fidelity Variable Insurance Products Fund - VIP Equity-Income
2018	24	19.11	-	23.70	512	2.24	1.15	-	1.65	(9.80)	-	(9.35)
2017	24	21.18	-	26.14	588	1.68	1.15	-	1.65	11.05	-	11.61
2016	28	19.08	-	23.42	616	2.14	1.15	-	1.65	16.09	-	16.67
2015	33	16.43	-	20.07	623	3.00	1.15	-	1.65	(5.54)	-	(5.06)
2014	39	17.39	-	21.15	773	2.74	1.15	-	1.65	6.94	-	7.48

Fidelity Variable Insurance Products Fund - VIP Government Money Market (sub-account launched on April 29, 2016)
2018	3,705	9.70	-	10.06	36,559	1.70	0.70	-	2.05	(0.42)	-	0.94
2017	1,890	9.74	-	9.97	18,615	0.69	0.70	-	2.05	(1.36)	-	(0.03)
2016	2,034	9.88	-	9.97	20,183	0.32	0.70	-	2.05	(1.21)	-	(0.32)

Fidelity Variable Insurance Products Fund - VIP Growth
2018	139	19.57	-	26.43	2,823	0.24	1.15	-	1.65	(1.81)	-	(1.32)
2017	141	15.38	-	26.78	2,961	0.23	1.15	-	1.65	32.93	-	33.59
2016	182	11.57	-	20.05	2,872	0.04	1.15	-	1.65	(0.84)	-	(0.35)
2015	201	11.67	-	20.12	3,196	0.25	1.15	-	1.65	5.42	-	5.95
2014	231	11.07	-	18.99	3,462	0.18	1.15	-	1.65	9.48	-	10.03

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund - VIP High Income
2018	14	$16.50	-	18.59	$236	5.28%	1.15	-	1.65%	(4.88)	-	(4.40)%
2017	20	17.34	-	19.45	367	5.04	1.15	-	1.65	5.19	-	5.72
2016	25	16.49	-	18.40	420	4.88	1.15	-	1.65	12.74	-	13.30
2015	32	14.63	-	16.24	472	6.70	1.15	-	1.65	(5.20)	-	(4.73)
2014	33	15.43	-	17.04	520	5.07	1.15	-	1.65	(0.50)	-	—

Fidelity Variable Insurance Products Fund - VIP Index 500
2018	150	19.71	-	19.82	2,971	1.82	1.15	-	1.65	(6.06)	-	(5.59)
2017	169	18.63	-	20.99	3,567	1.73	1.15	-	1.65	19.73	-	20.33
2016	181	15.56	-	17.45	3,173	1.35	1.15	-	1.65	10.03	-	10.58
2015	214	14.14	-	15.78	3,406	1.91	1.15	-	1.65	(0.32)	-	0.18
2014	246	14.18	-	15.75	3,923	1.48	1.15	-	1.65	11.71	-	12.27

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond
2018	33	19.13	-	19.88	659	2.43	1.25	-	1.45	(1.97)	-	(1.77)
2017	35	19.51	-	20.24	714	2.25	1.25	-	1.45	2.72	-	2.93
2016	44	19.00	-	19.67	870	2.21	1.25	-	1.45	3.24	-	3.44
2015	53	18.40	-	19.01	1,015	2.43	1.25	-	1.45	(2.03)	-	(1.83)
2014	63	18.78	-	19.37	1,215	2.20	1.25	-	1.45	4.30	-	4.51

Fidelity Variable Insurance Products Fund - VIP Overseas
2018	33	12.11	-	13.66	439	1.41	1.15	-	1.65	(16.21)	-	(15.79)
2017	39	13.69	-	14.38	622	0.98	1.15	-	1.65	28.16	-	28.80
2016	52	10.68	-	11.17	646	1.57	1.15	-	1.65	(6.61)	-	(6.15)
2015	45	11.44	-	11.90	591	1.26	1.15	-	1.65	1.93	-	2.44
2014	55	11.22	-	11.61	721	1.10	1.15	-	1.65	(9.58)	-	(9.13)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Contrafund (Service Class 2)
2018	1,167	19.01	-	20.20	23,618	0.43	1.29	-	2.59	(9.06)	-	(7.85)
2017	1,381	20.63	-	22.22	30,415	0.76	1.29	-	2.59	18.46	-	20.03
2016	1,618	17.19	-	18.75	29,795	0.57	1.29	-	2.59	4.95	-	6.34
2015	1,914	16.16	-	17.87	33,278	0.74	1.29	-	2.59	(2.19)	-	(0.88)
2014	2,424	16.30	-	18.27	43,004	0.66	1.29	-	2.59	8.76	-	10.21

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Equity-Income (Service Class 2)
2018	23	16.92	-	18.51	417	2.06	1.35	-	1.85	(10.23)	-	(9.78)
2017	24	18.85	-	20.51	483	1.52	1.35	-	1.85	10.58	-	11.13
2016	27	17.05	-	18.46	487	1.97	1.35	-	1.85	15.54	-	16.12
2015	33	14.75	-	15.89	507	2.84	1.35	-	1.85	(6.01)	-	(5.53)
2014	37	16.83	-	17.51	617	2.58	1.35	-	2.00	6.31	-	7.02

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom 2010 Portfolio (Service Class 2)
2018	198	13.40	-	15.04	2,855	1.38	1.29	-	2.19	(6.36)	-	(5.50)
2017	219	14.30	-	15.92	3,354	1.12	1.29	-	2.19	10.34	-	11.35
2016	306	12.96	-	14.30	4,237	1.29	1.29	-	2.19	2.93	-	3.88
2015	306	12.17	-	13.76	4,060	1.59	1.29	-	2.54	(3.06)	-	(1.81)
2014	317	12.55	-	14.02	4,308	1.18	1.29	-	2.54	1.56	-	2.87

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom 2020 Portfolio (Service Class 2)
2018	189	$13.34	-	15.17	$2,737	1.30%	1.29	-	2.29%	(8.23)	-	(7.29)%
2017	190	14.54	-	16.37	2,970	1.26	1.29	-	2.29	13.62	-	14.77
2016	220	12.79	-	14.26	3,014	1.27	1.29	-	2.29	3.39	-	4.44
2015	268	12.37	-	13.66	3,539	1.57	1.29	-	2.29	(2.74)	-	(1.74)
2014	290	12.72	-	13.90	3,912	1.22	1.29	-	2.29	2.20	-	3.25

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom 2030 Portfolio (Service Class 2)
2018	50	13.99	-	15.71	750	0.78	1.29	-	2.19	(10.07)	-	(9.25)
2017	85	16.12	-	17.31	1,424	1.06	1.29	-	1.89	18.43	-	19.14
2016	107	13.61	-	14.53	1,501	1.18	1.29	-	1.89	4.37	-	5.01
2015	114	13.04	-	13.84	1,528	1.25	1.29	-	1.89	(2.41)	-	(1.81)
2014	158	13.37	-	14.09	2,173	1.21	1.29	-	1.89	2.76	-	3.39

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom Income Portfolio (Service Class 2)
2018	57	11.68	-	13.29	726	1.43	1.29	-	2.29	(4.51)	-	(3.54)
2017	65	12.23	-	13.77	859	1.35	1.29	-	2.29	5.89	-	6.97
2016	63	11.55	-	12.88	780	0.85	1.29	-	2.29	1.79	-	2.83
2015	123	11.46	-	12.52	1,498	1.19	1.29	-	2.19	(2.75)	-	(1.85)
2014	120	11.78	-	12.76	1,487	1.13	1.29	-	2.19	1.27	-	2.20

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Government Money Market (Service Class 2)
2018	4,908	8.18	-	9.11	46,263	1.43	1.25	-	2.59	(1.22)	-	0.13
2017	3,119	8.28	-	9.10	29,240	0.46	1.25	-	2.59	(2.16)	-	(0.82)
2016	3,027	8.47	-	9.17	28,836	0.02	1.25	-	2.59	(2.57)	-	(1.23)
2015	751	8.69	-	9.28	7,087	0.01	1.25	-	2.59	(2.58)	-	(1.23)
2014	880	8.92	-	9.40	8,471	0.01	1.25	-	2.59	(2.58)	-	(1.23)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth (Service Class 2)
2018	6	17.78	-	19.45	109	0.04	1.35	-	1.85	(2.28)	-	(1.78)
2017	6	18.20	-	19.80	125	0.09	1.35	-	1.85	32.34	-	33.00
2016	7	13.75	-	14.89	105	—	1.35	-	1.85	(1.31)	-	(0.80)
2015	10	13.93	-	15.01	145	0.03	1.35	-	1.85	4.93	-	5.46
2014	11	13.28	-	14.23	158	—	1.35	-	1.85	8.96	-	9.51

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth & Income (Service Class 2)
2018	176	17.96	-	21.08	3,483	0.20	1.29	-	2.44	(11.41)	-	(10.37)
2017	208	19.88	-	23.52	4,608	1.02	1.29	-	2.59	13.62	-	15.11
2016	258	17.50	-	20.43	5,000	1.47	1.29	-	2.59	12.82	-	14.32
2015	294	15.51	-	17.87	5,018	1.78	1.29	-	2.59	(5.06)	-	(3.80)
2014	356	16.34	-	18.58	6,354	1.02	1.29	-	2.59	7.37	-	8.81

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth Opportunities (Service Class 2) (sub-account launched on April 24, 2015)
2018	46	23.96	-	27.79	1,219	0.09	1.29	-	2.44	9.47	-	10.76
2017	66	21.88	-	25.09	1,588	0.11	1.29	-	2.44	30.93	-	32.45
2016	72	16.71	-	18.94	1,323	0.05	1.29	-	2.44	(2.37)	-	(1.22)
2015	76	17.12	-	19.18	1,414	0.01	1.29	-	2.44	(3.00)	-	(2.21)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund (Service Class 2) - VIP High Income (Service Class 2)
2018	93	$14.97	-	17.57	$1,570	5.34%	1.29	-	2.44%	(5.98)	-	(4.87)%
2017	116	15.93	-	18.47	2,067	5.30	1.29	-	2.44	4.32	-	5.54
2016	140	15.27	-	17.50	2,368	4.67	1.29	-	2.44	11.39	-	12.70
2015	187	13.70	-	15.53	2,836	5.80	1.29	-	2.44	(6.21)	-	(5.11)
2014	238	14.61	-	16.37	3,846	5.00	1.29	-	2.44	(1.56)	-	(0.40)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Index 500 (Service Class 2)
2018	545	17.58	-	20.40	10,606	1.49	1.29	-	2.44	(7.05)	-	(5.96)
2017	712	18.92	-	21.69	14,761	1.62	1.29	-	2.44	18.47	-	19.85
2016	710	15.97	-	18.10	12,335	1.59	1.29	-	2.44	8.87	-	10.15
2015	482	14.67	-	16.43	7,647	1.81	1.29	-	2.44	(1.38)	-	(0.22)
2014	499	14.87	-	16.47	7,965	1.31	1.29	-	2.44	10.52	-	11.83

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Investment Grade Bond (Service Class 2)
2018	<1	15.32	-	15.32	<1	2.34	1.50	-	1.50	(2.28)	-	(2.28)
2017	<1	15.68	-	15.68	1	2.29	1.50	-	1.50	2.44	-	2.44
2016	<1	15.31	-	15.31	1	1.68	1.50	-	1.50	2.91	-	2.91
2015	<1	14.87	-	14.87	1	1.99	1.50	-	1.50	(2.34)	-	(2.34)
2014	<1	15.23	-	15.23	1	1.71	1.50	-	1.50	4.03	-	4.03

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Mid Cap (Service Class 2)
2018	358	17.64	-	20.45	6,783	0.39	1.29	-	2.44	(16.85)	-	(15.88)
2017	426	18.29	-	20.97	9,583	0.47	1.29	-	2.44	17.62	-	18.99
2016	500	15.55	-	17.63	9,594	0.30	1.29	-	2.44	(18.79)	-	10.48
2015	550	14.24	-	15.95	9,630	0.24	1.29	-	2.44	(4.03)	-	(2.90)
2014	672	16.43	-	19.95	12,151	0.02	1.29	-	2.44	3.44	-	4.66

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Overseas (Service Class 2)
2018	<1	13.81	-	18.49	7	1.31	1.35	-	1.80	(16.59)	-	(16.21)
2017	<1	16.48	-	22.17	8	1.23	1.35	-	1.80	27.66	-	28.24
2016	<1	12.85	-	17.37	7	0.51	1.35	-	1.80	(6.97)	-	(6.54)
2015	2	12.76	-	13.75	28	1.07	1.35	-	1.85	1.39	-	1.90
2014	2	12.59		13.49	34	1.07	1.35	-	1.85	(9.99)	-	(9.53)

Franklin Templeton Variable Insurance Products Trust - Franklin Flex Cap Growth VIP (Class 2)
2018	43	20.16	-	22.85	926	—	1.29	-	2.19	0.88	-	1.80
2017	57	19.99	-	22.45	1,206	—	1.29	-	2.19	24.18	-	25.31
2016	75	16.10	-	17.91	1,275	—	1.29	-	2.19	(5.01)	-	(4.14)
2015	85	16.58	-	18.69	1,517	—	1.29	-	2.39	1.87	-	3.02
2014	107	16.27	-	18.14	1,855	—	1.29	-	2.39	3.57	-	4.74

Franklin Templeton Variable Insurance Products Trust - Franklin Growth and Income VIP (Class 2)
2018	622	22.14	-	27.18	16,048	2.43	1.29	-	2.54	(7.00)	-	(5.82)
2017	721	23.80	-	28.86	19,778	5.75	1.29	-	2.54	12.94	-	14.37
2016	833	21.08	-	25.23	20,050	2.56	1.29	-	2.54	8.80	-	10.19
2015	993	18.98	-	22.90	21,787	3.32	1.29	-	2.69	(3.57)	-	(2.19)
2014	1,199	19.69	-	23.41	27,038	2.44	1.29	-	2.69	6.20	-	7.73

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP (Class 2)
2018	3,405	$15.84	-	19.29	$62,568	4.82%	1.28	-	2.59%	(6.78)	-	(5.53)%
2017	3,911	17.00	-	20.42	76,305	4.18	1.28	-	2.59	6.86	-	8.28
2016	4,475	15.91	-	18.86	80,938	4.92	1.28	-	2.59	11.08	-	12.58
2015	5,254	14.32	-	16.75	84,741	4.66	1.28	-	2.59	(9.46)	-	(8.24)
2014	6,536	15.82	-	18.25	115,409	5.20	1.28	-	2.59	1.91	-	3.29

Franklin Templeton Variable Insurance Products Trust - Franklin Large Cap Growth VIP (Class 2)
2018	742	17.33	-	20.78	14,717	—	1.29	-	2.54	(3.97)	-	(2.74)
2017	969	18.05	-	21.36	19,756	0.63	1.29	-	2.54	24.88	-	26.46
2016	1,235	14.45	-	16.89	20,021	—	1.29	-	2.54	(4.28)	-	(3.06)
2015	1,390	15.10	-	17.43	23,336	0.28	1.29	-	2.54	2.94	-	4.26
2014	1,756	14.67	-	16.71	28,433	1.12	1.29	-	2.54	9.60	-	11.01

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP (Class 2)
2018	407	13.74	-	16.14	6,693	2.27	1.29	-	2.54	(13.47)	-	(12.37)
2017	477	15.88	-	18.42	8,997	1.75	1.29	-	2.54	5.86	-	7.20
2016	564	15.00	-	17.18	9,939	1.74	1.29	-	2.54	9.33	-	10.73
2015	805	13.72	-	15.52	12,657	2.76	1.29	-	2.54	(6.10)	-	(4.89)
2014	934	14.61	-	16.31	15,527	2.07	1.29	-	2.54	3.02	-	4.34

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP (Class 2)
2018	1,628	18.95	-	30.77	33,513	2.30	1.15	-	2.69	(11.51)	-	(10.11)
2017	1,933	21.41	-	34.23	44,538	2.20	1.15	-	2.69	5.46	-	7.11
2016	2,220	20.31	-	31.96	48,025	1.89	1.15	-	2.69	12.95	-	14.73
2015	2,586	17.98	-	27.85	49,294	3.02	1.15	-	2.69	(7.49)	-	(6.02)
2014	3,196	19.43	-	29.64	65,115	1.96	1.15	-	2.69	4.24	-	5.90

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP (Class 2)
2018	458	22.10	-	29.64	14,664	0.89	1.28	-	2.69	(15.22)	-	(13.99)
2017	535	25.70	-	34.96	20,043	0.50	1.28	-	2.69	7.70	-	9.25
2016	610	23.52	-	32.46	21,251	0.80	1.28	-	2.69	26.70	-	28.54
2015	751	18.30	-	25.62	20,589	0.64	1.28	-	2.69	(9.88)	-	(8.56)
2014	879	20.01	-	28.43	26,531	0.62	1.28	-	2.69	(2.14)	-	(0.71)

Franklin Templeton Variable Insurance Products Trust - Franklin Small-Mid Cap Growth VIP (Class 2)
2018	19	29.40	-	38.41	613	—	1.15	-	2.34	(7.59)	-	(6.46)
2017	19	31.81	-	41.07	675	—	1.15	-	2.34	18.58	-	20.02
2016	22	26.83	-	34.22	648	—	1.15	-	2.34	1.74	-	2.98
2015	33	26.37	-	33.23	880	—	1.15	-	2.34	(4.94)	-	(3.77)
2014	39	27.74	-	34.53	1,067	—	1.15	-	2.34	4.96	-	6.24

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP (Class 2)
2018	682	10.31	-	12.71	8,298	2.69	1.29	-	2.69	(2.36)	-	(0.96)
2017	803	10.56	-	12.84	9,870	2.57	1.29	-	2.69	(1.36)	-	0.04
2016	923	10.71	-	12.83	11,396	2.49	1.29	-	2.69	(2.04)	-	(0.63)
2015	1,008	10.93	-	12.91	12,578	2.54	1.29	-	2.69	(2.23)	-	(0.82)
2014	1,230	11.18	-	13.02	15,521	2.61	1.29	-	2.69	0.60	-	2.05

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP (Class 2)
2018	190	$22.65	-	27.86	$6,039	0.86%	1.15	-	2.49%	(17.89)	-	(16.76)%
2017	216	27.21	-	33.93	8,297	1.02	1.15	-	2.49	36.94	-	38.81
2016	259	19.60	-	24.78	7,229	0.86	1.15	-	2.49	14.53	-	16.10
2015	324	16.89	-	21.63	7,835	2.05	1.15	-	2.49	(21.61)	-	(20.52)
2014	352	21.25	-	27.60	10,815	1.49	1.15	-	2.49	(10.67)	-	(9.44)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP (Class 2)
2018	1,861	14.80	-	16.57	31,545	2.66	1.15	-	2.69	(17.71)	-	(16.41)
2017	2,122	17.71	-	20.13	43,239	2.61	1.15	-	2.69	13.58	-	15.36
2016	2,477	15.35	-	17.73	44,078	1.88	1.15	-	2.69	4.30	-	5.95
2015	2,875	14.49	-	17.00	48,853	3.33	1.15	-	2.69	(9.01)	-	(7.56)
2014	3,435	15.67	-	18.68	63,482	1.87	1.15	-	2.69	(13.52)	-	(12.15)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP (Class 2)
2018	32	22.14	-	34.08	886	—	1.15	-	2.24	(0.35)	-	0.77
2017	35	22.22	-	33.82	971	—	1.15	-	2.24	(0.34)	-	0.76
2016	36	22.30	-	33.56	1,011	—	1.15	-	2.24	0.64	-	1.76
2015	45	22.16	-	32.98	1,220	7.86	1.15	-	2.24	(6.45)	-	(5.40)
2014	50	23.68	-	34.86	1,426	5.58	1.15	-	2.24	(0.45)	-	0.67

Franklin Templeton Variable Insurance Products Trust - Templeton Growth VIP (Class 2)
2018	22	14.38	-	22.25	458	1.98	1.15	-	1.85	(16.43)	-	(15.83)
2017	27	17.21	-	26.43	678	1.67	1.15	-	1.85	16.32	-	17.15
2016	30	14.79	-	22.56	637	1.83	1.15	-	1.85	7.60	-	8.37
2015	40	13.75	-	20.82	791	2.61	1.15	-	1.85	(8.22)	-	(7.56)
2014	45	14.98	-	22.52	956	1.42	1.15	-	1.85	(4.61)	-	(3.93)

Goldman Sachs Variable Insurance Trust - VIT Large Cap Value
2018	94	14.24	-	17.07	1,505	1.15	1.29	-	2.59	(10.82)	-	(9.64)
2017	123	15.97	-	18.89	2,200	1.56	1.29	-	2.59	7.03	-	8.44
2016	146	14.92	-	17.42	2,417	2.04	1.29	-	2.59	8.70	-	10.15
2015	173	13.73	-	15.81	2,612	1.36	1.29	-	2.59	(6.89)	-	(5.65)
2014	204	14.74	-	16.76	3,282	1.28	1.29	-	2.59	10.01	-	11.48

Goldman Sachs Variable Insurance Trust - VIT Mid Cap Value
2018	68	18.06	-	20.75	1,343	1.14	1.29	-	2.29	(12.51)	-	(11.62)
2017	94	20.64	-	23.48	2,139	0.71	1.29	-	2.29	8.54	-	9.64
2016	109	19.01	-	21.41	2,256	1.27	1.29	-	2.29	10.94	-	12.07
2015	126	16.95	-	19.11	2,333	0.39	1.29	-	2.39	(11.41)	-	(10.41)
2014	142	19.14	-	21.33	2,947	0.89	1.29	-	2.39	10.86	-	12.11

Goldman Sachs Variable Insurance Trust - VIT Small Cap Equity Insights
2018	161	17.03	-	33.69	3,066	0.44	1.15	-	2.44	(10.85)	-	(9.67)
2017	196	18.73	-	37.30	4,149	0.51	1.15	-	2.59	8.70	-	10.29
2016	231	17.23	-	33.82	4,450	1.08	1.15	-	2.59	20.02	-	21.80
2015	278	14.36	-	27.77	4,420	0.27	1.15	-	2.59	(4.66)	-	(3.25)
2014	354	15.06	-	28.70	5,940	0.64	1.15	-	2.59	4.16	-	5.71

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Goldman Sachs Variable Insurance Trust - VIT Strategic Growth
2018	<1	$15.98	-	24.30	$9	0.45%	1.37	-	1.65%	(2.67)	-	(2.39)%
2017	<1	16.42	-	24.90	9	0.54	1.37	-	1.65	28.53	-	28.89
2016	<1	12.78	-	19.32	7	0.28	1.37	-	1.65	0.32	-	0.60
2015	1	12.74	-	19.94	24	0.36	1.15	-	1.65	1.70	-	2.21
2014	1	12.52	-	19.51	24	0.38	1.15	-	1.65	11.78	-	12.34

Goldman Sachs Variable Insurance Trust - VIT U.S. Equity Insights
2018	135	19.06	-	22.37	2,850	1.13	1.29	-	2.44	(8.48)	-	(7.41)
2017	156	20.43	-	24.16	3,583	1.28	1.29	-	2.59	20.88	-	22.47
2016	202	16.90	-	19.72	3,803	1.24	1.29	-	2.59	7.87	-	9.31
2015	235	15.66	-	18.04	4,062	1.32	1.29	-	2.59	(2.78)	-	(1.48)
2014	279	16.11	-	18.32	4,935	1.28	1.29	-	2.59	13.35	-	14.86

Janus Aspen Series - Janus Henderson VIT Forty (Institutional Shares)
2018	<1	34.23	-	34.23	2	—	1.50	-	1.50	0.45	-	0.45
2017	<1	34.07	-	34.07	14	—	1.50	-	1.50	28.37	-	28.37
2016	<1	26.54	-	26.54	11	—	1.50	-	1.50	0.67	-	0.67
2015	<1	26.37	-	26.37	11	—	1.50	-	1.50	10.54	-	10.54
2014	<1	23.85	-	23.85	11	0.15	1.50	-	1.50	7.10	-	7.10

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity
2018	<1	45.44	-	45.44	<1	2.19	1.50	-	1.50	(19.78)	-	(19.78)
2017	<1	56.64	-	56.64	<1	1.83	1.50	-	1.50	25.92	-	25.92
2016	<1	44.98	-	44.98	<1	0.54	1.50	-	1.50	18.97	-	18.97
2015	<1	37.81	-	37.81	<1	0.91	1.50	-	1.50	(21.26)	-	(21.26)
2014	<1	48.02	-	48.02	<1	1.45	1.50	-	1.50	(6.07)	-	(6.07)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio I
2018	<1	21.11	-	21.11	<1	1.61	1.50	-	1.50	(10.25)	-	(10.25)
2017	<1	23.52	-	23.52	1	1.40	1.50	-	1.50	13.12	-	13.12
2016	<1	20.79	-	20.79	<1	0.79	1.50	-	1.50	11.31	-	11.31
2015	<1	18.68	-	18.68	1	1.07	1.50	-	1.50	(4.32)	-	(4.32)
2014	<1	19.52	-	19.52	2	1.94	1.50	-	1.50	10.03	-	10.03

Lord Abbett Series Fund - Bond-Debenture
2018	542	16.31	-	19.41	10,026	4.05	1.29	-	2.49	(6.41)	-	(5.26)
2017	641	17.43	-	20.49	12,587	3.98	1.29	-	2.49	6.51	-	7.81
2016	721	16.36	-	19.01	13,198	4.22	1.29	-	2.49	9.35	-	10.69
2015	874	14.97	-	17.17	14,538	3.58	1.29	-	2.49	(3.98)	-	(2.80)
2014	1,126	15.59	-	17.67	19,340	4.27	1.29	-	2.49	1.75	-	3.00

Lord Abbett Series Fund - Fundamental Equity
2018	118	19.15	-	22.62	2,542	1.37	1.29	-	2.44	(10.40)	-	(9.35)
2017	146	21.37	-	24.95	3,464	0.99	1.29	-	2.44	9.85	-	11.13
2016	167	19.45	-	22.45	3,597	1.09	1.29	-	2.44	12.93	-	14.26
2015	201	17.23	-	19.65	3,807	1.04	1.29	-	2.44	(5.80)	-	(4.69)
2014	266	18.29	-	20.62	5,294	0.40	1.29	-	2.44	4.53	-	5.76

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Lord Abbett Series Fund - Growth and Income
2018	373	$15.61	-	18.44	$6,557	1.28%	1.29	-	2.44%	(10.38)	-	(9.33)%
2017	460	17.42	-	20.34	8,946	1.21	1.29	-	2.44	10.64	-	11.92
2016	582	15.74	-	18.17	10,146	1.40	1.29	-	2.44	14.26	-	15.61
2015	677	13.78	-	15.72	10,263	1.10	1.29	-	2.44	(5.23)	-	(4.12)
2014	847	14.54	-	16.39	13,443	0.62	1.29	-	2.44	5.03	-	6.26

Lord Abbett Series Fund - Growth Opportunities
2018	177	22.05	-	26.06	4,418	—	1.29	-	2.44	(5.26)	-	(4.15)
2017	212	23.28	-	27.18	5,548	—	1.29	-	2.44	19.94	-	21.33
2016	258	19.41	-	22.40	5,567	—	1.29	-	2.44	(1.23)	-	(0.07)
2015	298	19.65	-	22.42	6,465	—	1.29	-	2.44	0.22	-	1.40
2014	389	19.61	-	22.11	8,334	—	1.29	-	2.44	3.48	-	4.70

Lord Abbett Series Fund - Mid-Cap Stock
2018	456	14.91	-	17.74	7,663	0.62	1.29	-	2.49	(17.15)	-	(16.14)
2017	553	18.00	-	21.16	11,126	0.58	1.29	-	2.49	4.19	-	5.46
2016	617	17.27	-	20.06	11,828	0.48	1.29	-	2.49	13.50	-	14.90
2015	721	15.22	-	17.46	12,089	0.54	1.29	-	2.49	(6.18)	-	(5.03)
2014	874	16.22	-	18.39	15,550	0.40	1.29	-	2.49	8.75	-	10.09

MFS Variable Insurance Trust - MFS Growth
2018	30	14.31	-	32.17	728	0.09	1.15	-	1.65	0.98	-	1.49
2017	34	14.17	-	31.70	821	0.11	1.15	-	1.65	29.26	-	29.91
2016	36	10.97	-	24.40	667	0.04	1.15	-	1.65	0.77	-	1.27
2015	41	10.88	-	24.10	749	0.16	1.15	-	1.65	5.80	-	6.33
2014	46	10.29	-	22.66	789	0.10	1.15	-	1.65	7.16	-	7.70

MFS Variable Insurance Trust - MFS Investors Trust
2018	36	17.70	-	22.63	707	0.62	1.15	-	1.65	(7.04)	-	(6.57)
2017	39	19.04	-	24.23	812	0.73	1.15	-	1.65	21.33	-	21.94
2016	42	15.69	-	19.87	726	0.83	1.15	-	1.65	6.82	-	7.35
2015	51	14.69	-	18.51	829	0.79	1.15	-	1.65	(1.42)	-	(0.93)
2014	70	14.90	-	18.68	1,155	0.91	1.15	-	1.65	9.19	-	9.74

MFS Variable Insurance Trust - MFS New Discovery
2018	29	20.63	-	44.70	965	—	1.15	-	1.65	(3.10)	-	(2.61)
2017	35	21.29	-	45.90	1,216	—	1.15	-	1.65	24.59	-	25.21
2016	38	17.09	-	36.66	1,041	—	1.15	-	1.65	7.27	-	7.81
2015	44	15.93	-	34.00	1,120	—	1.15	-	1.65	(3.49)	-	(3.01)
2014	52	16.51	-	35.06	1,366	—	1.15	-	1.65	(8.78)	-	(8.32)

MFS Variable Insurance Trust - MFS Research
2018	23	15.75	-	21.73	434	0.69	1.15	-	1.65	(5.94)	-	(5.47)
2017	25	16.75	-	22.98	498	1.38	1.15	-	1.65	21.36	-	21.96
2016	26	13.80	-	18.84	430	0.84	1.15	-	1.65	6.96	-	7.50
2015	33	12.90	-	17.53	504	0.80	1.15	-	1.65	(0.85)	-	(0.35)
2014	40	13.01	-	17.59	610	0.85	1.15	-	1.65	8.40	-	8.94

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS Variable Insurance Trust - MFS Total Return Bond
2018	43	$19.57	-	20.34	$864	3.46%	1.25	-	1.45%	(2.52)	-	(2.32)%
2017	39	19.35	-	20.83	820	3.33	1.25	-	1.65	2.75	-	3.16
2016	42	18.83	-	20.19	852	3.40	1.25	-	1.65	2.53	-	2.94
2015	47	18.36	-	19.61	925	4.02	1.25	-	1.65	(1.93)	-	(1.54)
2014	35	18.73	-	19.92	700	2.64	1.25	-	1.65	4.11	-	4.53

MFS Variable Insurance Trust - MFS Utilities
2018	7	31.96	-	33.44	234	1.13	1.35	-	1.59	(0.54)	-	(0.30)
2017	8	32.13	-	33.54	254	4.50	1.35	-	1.59	13.03	-	13.30
2016	8	28.43	-	29.60	229	4.01	1.35	-	1.59	9.72	-	9.98
2015	8	25.91	-	26.92	210	4.28	1.35	-	1.59	(15.87)	-	(15.67)
2014	8	30.80	-	31.92	262	2.20	1.35	-	1.59	10.95	-	11.22

MFS Variable Insurance Trust (Service Class) - MFS Growth (Service Class)
2018	2	20.38	-	22.29	47	—	1.35	-	1.85	0.51	-	1.02
2017	4	20.27	-	22.06	90	—	1.35	-	1.85	28.68	-	29.32
2016	4	15.75	-	17.06	72	—	1.35	-	1.85	0.29	-	0.80
2015	4	15.71	-	16.92	74	—	1.35	-	1.85	5.32	-	5.85
2014	5	14.91	-	15.99	83	—	1.35	-	1.85	6.67	-	7.22

MFS Variable Insurance Trust (Service Class) - MFS Investors Trust (Service Class)
2018	6	18.09	-	19.78	116	0.45	1.35	-	1.85	(7.45)	-	(6.99)
2017	6	19.54	-	21.27	134	0.56	1.35	-	1.85	20.77	-	21.37
2016	7	16.18	-	17.52	116	0.55	1.35	-	1.85	6.32	-	6.86
2015	7	15.22	-	16.40	115	0.67	1.35	-	1.85	(1.90)	-	(1.40)
2014	8	15.51	-	16.63	132	0.72	1.35	-	1.85	8.66	-	9.22

MFS Variable Insurance Trust (Service Class) - MFS New Discovery Series (Service Class)
2018	3	20.48	-	22.40	62	—	1.35	-	1.85	(3.54)	-	(3.05)
2017	3	21.23	-	23.10	73	—	1.35	-	1.85	24.01	-	24.63
2016	4	17.12	-	18.54	74	—	1.35	-	1.85	6.79	-	7.33
2015	6	16.03	-	17.27	102	—	1.35	-	1.85	(3.96)	-	(3.47)
2014	6	16.69	-	17.89	111	—	1.35	-	1.85	(9.21)	-	(8.74)

MFS Variable Insurance Trust (Service Class) - MFS Research (Service Class)
2018	2	18.40	-	20.13	36	0.45	1.35	-	1.85	(6.39)	-	(5.92)
2017	2	19.66	-	21.39	39	1.13	1.35	-	1.85	20.81	-	21.41
2016	2	16.27	-	17.62	33	0.51	1.35	-	1.85	6.49	-	7.03
2015	2	15.28	-	16.46	32	0.41	1.35	-	1.85	(1.33)	-	(0.83)
2014	3	15.49	-	16.60	42	0.42	1.35	-	1.85	7.90	-	8.45

MFS Variable Insurance Trust (Service Class) - MFS Utilities (Service Class)
2018	14	24.22	-	26.49	445	0.82	1.35	-	1.85	(1.06)	-	(0.56)
2017	17	24.48	-	26.64	551	4.27	1.35	-	1.85	12.39	-	12.95
2016	24	21.78	-	23.58	684	3.50	1.35	-	1.85	9.18	-	9.74
2015	28	19.95	-	21.49	738	3.57	1.35	-	1.85	(16.34)	-	(15.91)
2014	47	25.56	-	31.58	1,373	1.92	1.35	-	2.00	10.22	-	10.95

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS Variable Insurance Trust II - MFS High Yield
2018	9	$19.56	-	20.34	$188	5.26%	1.25	-	1.45%	(4.48)	-	(4.29)%
2017	11	20.48	-	21.25	234	6.65	1.25	-	1.45	5.16	-	5.37
2016	12	19.48	-	20.17	235	6.83	1.25	-	1.45	12.19	-	12.41
2015	13	17.36	-	17.94	236	3.99	1.25	-	1.45	(5.60)	-	(5.41)
2014	36	18.39	-	18.97	674	3.51	1.25	-	1.45	1.33	-	1.53

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Core Plus Fixed Income
2018	10	14.79	-	16.18	158	2.54	1.35	-	1.85	(2.49)	-	(2.00)
2017	11	15.17	-	19.14	173	2.64	1.15	-	1.85	4.29	-	5.03
2016	16	14.55	-	18.22	243	1.96	1.15	-	1.85	4.15	-	4.90
2015	24	13.97	-	17.37	354	2.24	1.15	-	1.85	(2.49)	-	(1.79)
2014	52	14.32	-	15.35	772	2.96	1.15	-	1.85	5.86	-	6.40

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Emerging Markets Equity
2018	595	19.05	-	25.05	11,441	0.46	0.70	-	2.20	(19.27)	-	(18.04)
2017	676	23.24	-	29.03	15,937	0.75	0.70	-	2.20	32.14	-	34.13
2016	757	17.33	-	21.97	13,435	0.49	0.70	-	2.20	4.42	-	6.00
2015	810	16.35	-	21.04	13,809	0.83	0.70	-	2.20	(12.64)	-	(11.31)
2014	936	18.43	-	24.08	18,089	0.38	0.70	-	2.20	(6.57)	-	(5.16)

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Global Infrastructure (sub-account launched on April 25, 2014)
2018	655	15.98	-	19.62	27,867	3.07	0.70	-	1.85	(9.55)	-	(8.50)
2017	773	17.67	-	21.45	36,447	2.35	0.70	-	1.85	10.90	-	12.18
2016	907	15.93	-	19.12	38,251	2.32	0.70	-	1.85	13.16	-	14.47
2015	1,029	13.97	-	16.70	38,449	1.82	0.70	-	1.98	(15.45)	-	(14.36)
2014	1,230	16.52	-	19.50	53,196	—	0.70	-	1.98	7.25	-	8.19

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Global Strategist
2018	3,040	13.36	-	14.23	45,412	1.14	0.70	-	2.20	(8.55)	-	(7.16)
2017	3,534	14.61	-	15.33	56,496	1.14	0.70	-	2.20	13.59	-	15.30
2016	4,168	12.86	-	13.30	57,488	—	0.70	-	2.20	3.29	-	4.84
2015	4,841	12.45	-	12.68	64,428	1.69	0.70	-	2.20	(8.43)	-	(7.05)
2014	5,574	13.64	-	14.87	79,713	0.84	0.70	-	2.20	(0.07)	-	1.44

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Growth
2018	842	29.48	-	32.95	24,576	—	0.70	-	2.69	4.65	-	6.79
2017	977	27.61	-	31.49	26,765	—	0.70	-	2.69	39.33	-	42.15
2016	1,124	19.42	-	22.60	22,120	—	0.70	-	2.69	(4.27)	-	(2.32)
2015	1,234	19.88	-	23.61	25,121	—	0.70	-	2.69	9.22	-	11.46
2014	1,367	17.84	-	21.61	25,271	—	0.70	-	2.69	3.50	-	5.62

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Mid Cap Growth
2018	363	29.46	-	37.02	11,423	—	0.70	-	2.30	8.12	-	9.87
2017	383	27.25	-	33.69	11,077	—	0.70	-	2.30	35.62	-	37.80
2016	437	20.09	-	24.45	9,256	—	0.70	-	2.30	(10.85)	-	(9.42)
2015	482	22.54	-	26.99	11,382	—	0.70	-	2.30	(8.04)	-	(6.55)
2014	558	24.51	-	28.88	14,237	—	0.70	-	2.30	(0.35)	-	1.26

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF U.S. Real Estate
2018	290	$30.65	-	53.96	$11,245	2.72%	0.70	-	2.20%	(9.74)	-	(8.36)%
2017	332	30.28	-	58.88	14,210	1.43	0.70	-	2.30	0.77	-	2.39
2016	387	30.05	-	57.51	16,359	1.32	0.70	-	2.30	4.39	-	6.07
2015	431	28.79	-	54.22	17,384	1.31	0.70	-	2.30	(0.15)	-	1.46
2014	500	28.83	-	53.44	20,052	1.45	0.70	-	2.30	26.77	-	28.82

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Emerging Markets Debt (Class II)
2018	211	17.61	-	21.67	5,112	5.67	1.29	-	2.59	(9.45)	-	(8.25)
2017	245	19.45	-	29.13	6,487	5.41	1.29	-	2.59	6.77	-	8.18
2016	290	18.22	-	26.93	7,139	5.55	1.29	-	2.59	7.72	-	9.16
2015	351	16.91	-	24.67	7,918	5.34	1.29	-	2.59	(3.74)	-	(2.45)
2014	425	17.57	-	25.29	9,899	5.49	1.29	-	2.59	0.23	-	1.56

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Emerging Markets Equity (Class II)
2018	93	27.15	-	33.41	2,923	0.39	1.29	-	2.59	(19.65)	-	(18.58)
2017	116	33.79	-	41.03	4,521	0.72	1.29	-	2.59	31.60	-	33.33
2016	147	25.68	-	30.78	4,298	0.44	1.29	-	2.59	3.87	-	5.25
2015	169	24.72	-	29.24	4,715	0.78	1.29	-	2.59	(13.02)	-	(11.86)
2014	204	28.42	-	33.18	6,475	0.33	1.29	-	2.59	(7.03)	-	(5.79)

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Global Franchise (Class II)
2018	639	31.60	-	31.74	21,328	1.03	1.29	-	2.59	(4.31)	-	(3.04)
2017	754	32.73	-	33.02	26,130	1.32	1.29	-	2.59	22.52	-	24.14
2016	900	26.37	-	26.95	25,249	1.47	1.29	-	2.59	2.70	-	4.06
2015	1,157	25.34	-	26.24	31,143	2.06	1.29	-	2.59	3.45	-	4.83
2014	1,446	24.17	-	25.37	37,168	2.05	1.29	-	2.59	1.80	-	3.16

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Global Infrastructure (Class II) (sub-account launched on April 25, 2014)
2018	503	24.56	-	30.22	8,388	2.81	1.29	-	2.59	(10.27)	-	(9.08)
2017	579	27.38	-	33.24	10,728	2.20	1.29	-	2.59	9.65	-	11.10
2016	647	24.97	-	29.92	10,875	2.10	1.29	-	2.59	12.00	-	13.49
2015	711	22.29	-	26.37	10,619	1.59	1.29	-	2.59	(16.12)	-	(15.00)
2014	799	26.57	-	31.02	14,176	—	1.29	-	2.59	6.52	-	7.50

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Global Strategist (Class II)
2018	1,079	14.45	-	17.78	15,155	1.05	1.29	-	2.59	(9.06)	-	(7.86)
2017	1,254	15.89	-	19.30	19,175	1.03	1.29	-	2.59	12.99	-	14.48
2016	1,460	14.06	-	16.86	19,630	—	1.29	-	2.59	2.77	-	4.14
2015	1,711	13.68	-	16.19	22,224	1.55	1.29	-	2.59	(8.95)	-	(7.74)
2014	1,923	15.03	-	17.54	27,193	0.76	1.29	-	2.59	(0.65)	-	0.68

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Growth (Class II)
2018	126	36.73	-	39.14	5,197	—	1.29	-	2.59	4.52	-	5.91
2017	142	35.14	-	36.96	5,522	—	1.29	-	2.59	39.15	-	40.99
2016	167	25.25	-	26.21	4,617	—	1.29	-	2.59	(4.46)	-	(3.18)
2015	184	26.43	-	27.08	5,259	—	1.29	-	2.59	9.07	-	10.52
2014	223	24.23	-	24.50	5,760	—	1.29	-	2.59	3.34	-	4.72

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Mid Cap Growth (Class II)
2018	354	$21.18	-	34.28	$10,159	—%	1.29	-	2.59%	7.67	-	9.10%
2017	461	19.42	-	31.84	11,938	—	1.29	-	2.59	35.04	-	36.82
2016	592	14.19	-	23.58	11,119	—	1.29	-	2.59	(11.20)	-	(10.02)
2015	627	15.77	-	26.55	13,443	—	1.29	-	2.59	(8.43)	-	(7.20)
2014	802	17.00	-	28.99	18,322	—	1.29	-	2.59	(0.80)	-	0.53

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF U.S. Real Estate (Class II)
2018	594	26.39	-	32.47	19,935	2.42	1.29	-	2.59	(10.35)	-	(9.16)
2017	675	29.43	-	40.82	25,034	1.24	1.29	-	2.59	0.23	-	1.55
2016	753	29.36	-	40.19	27,602	1.06	1.29	-	2.59	3.80	-	5.18
2015	848	28.29	-	38.22	29,652	1.17	1.29	-	2.59	(0.72)	-	0.61
2014	1,013	28.50	-	37.99	35,316	1.25	1.29	-	2.59	26.08	-	27.76

Morgan Stanley Variable Investment Series - European Equity (sub-account liquidated on October 19, 2018)
2018	—	11.07	-	13.45	—	2.38	0.70	-	2.05	(11.45)	-	(10.48)
2017	627	12.50	-	15.02	23,207	2.95	0.70	-	2.05	20.50	-	22.14
2016	699	10.37	-	12.30	21,603	2.87	0.70	-	2.05	(4.52)	-	(3.22)
2015	819	10.86	-	12.71	26,029	5.39	0.70	-	2.05	(7.10)	-	(5.83)
2014	913	11.69	-	13.49	31,020	2.50	0.70	-	2.05	(10.98)	-	(9.77)

Morgan Stanley Variable Investment Series - Income Plus
2018	1,007	18.06	-	25.44	34,949	3.44	0.70	-	2.05	(5.97)	-	(4.69)
2017	1,192	19.21	-	26.69	43,810	3.57	0.70	-	2.05	4.49	-	5.91
2016	1,398	18.39	-	25.20	48,941	3.95	0.70	-	2.05	4.92	-	6.34
2015	1,581	17.52	-	23.70	52,438	3.98	0.70	-	2.05	(4.08)	-	(2.78)
2014	1,802	18.27	-	24.38	62,077	4.24	0.70	-	2.05	5.60	-	7.03

Morgan Stanley Variable Investment Series - Limited Duration (sub-account liquidated on October 19, 2018)
2018	—	9.58	-	12.25	—	1.61	0.70	-	1.85	(2.07)	-	(1.15)
2017	440	9.78	-	12.40	4,768	2.32	0.70	-	1.85	(0.61)	-	0.54
2016	500	9.84	-	12.33	5,416	1.56	0.70	-	1.85	3.17	-	4.36
2015	590	9.54	-	11.81	6,174	1.34	0.70	-	1.85	(1.99)	-	(0.85)
2014	680	9.73	-	11.92	7,236	1.80	0.70	-	1.85	(0.72)	-	0.42

Morgan Stanley Variable Investment Series - Multi Cap Growth
2018	1,644	27.53	-	31.51	190,227	—	0.70	-	2.05	10.96	-	12.48
2017	1,841	24.82	-	28.01	194,168	—	0.70	-	2.05	46.38	-	48.36
2016	2,091	16.95	-	18.88	151,787	—	0.70	-	2.05	(5.36)	-	(4.08)
2015	2,349	17.91	-	19.68	178,349	—	0.70	-	2.05	6.40	-	7.84
2014	2,661	16.84	-	18.25	189,913	—	0.70	-	2.05	3.56	-	4.97

Morgan Stanley Variable Investment Series (Class Y Shares) - European Equity (Class Y Shares) (sub-account liquidated on October 19, 2018)
2018	—	15.47	-	18.54	—	2.08	1.29	-	2.44	(11.94)	-	(11.11)
2017	489	17.56	-	20.86	6,217	2.69	1.29	-	2.44	19.68	-	21.08
2016	534	14.68	-	17.22	5,644	2.50	1.29	-	2.44	(5.12)	-	(4.00)
2015	589	15.47	-	17.94	6,523	4.85	1.29	-	2.44	(7.70)	-	(6.61)
2014	690	16.76	-	19.21	8,227	2.19	1.29	-	2.44	(11.58)	-	(10.54)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley Variable Investment Series (Class Y Shares) - Income Plus (Class Y Shares)
2018	2,190	$13.82	-	17.01	$37,937	3.18%	1.29	-	2.59%	(6.78)	-	(5.55)%
2017	2,568	14.83	-	18.01	47,317	3.25	1.29	-	2.59	3.72	-	5.09
2016	2,921	14.30	-	17.14	51,600	3.59	1.29	-	2.59	3.93	-	5.31
2015	3,326	13.76	-	16.27	55,839	3.72	1.29	-	2.59	(4.76)	-	(3.49)
2014	3,904	14.44	-	16.86	68,046	3.90	1.29	-	2.59	4.62	-	6.01

Morgan Stanley Variable Investment Series (Class Y Shares) - Limited Duration (Class Y Shares) (sub-account liquidated on October 19, 2018)
2018	—	7.55	-	9.26	—	1.31	1.29	-	2.59	(2.83)	-	(1.80)
2017	2,139	7.77	-	9.43	19,860	1.99	1.29	-	2.59	(1.63)	-	(0.33)
2016	2,316	7.90	-	9.46	21,692	1.23	1.29	-	2.59	2.09	-	3.45
2015	2,627	7.73	-	9.15	23,880	1.03	1.29	-	2.59	(2.90)	-	(1.60)
2014	2,974	7.97	-	9.30	27,560	1.50	1.29	-	2.59	(1.77)	-	(0.46)

Morgan Stanley Variable Investment Series (Class Y Shares) - Multi Cap Growth (Class Y Shares)
2018	1,571	42.56	-	52.37	48,920	—	1.29	-	2.59	10.07	-	11.53
2017	1,828	38.67	-	46.96	51,308	—	1.29	-	2.59	45.18	-	47.09
2016	2,151	26.64	-	31.92	41,402	—	1.29	-	2.59	(6.13)	-	(4.89)
2015	2,439	28.38	-	33.56	49,759	—	1.29	-	2.59	5.53	-	6.94
2014	2,784	26.89	-	31.39	53,613	—	1.29	-	2.59	2.71	-	4.08

Neuberger Berman Advisors Management Trust - AMT Large Cap Value
2018	1	22.43	-	22.43	24	1.20	1.59	-	1.59	(2.61)	-	(2.61)
2017	1	23.03	-	23.03	25	0.59	1.59	-	1.59	11.58	-	11.58
2016	1	20.64	-	20.64	22	0.78	1.59	-	1.59	25.36	-	25.36
2015	1	16.47	-	16.47	18	0.78	1.59	-	1.59	(13.20)	-	(13.20)
2014	1	18.97	-	18.97	21	0.68	1.59	-	1.59	8.12	-	8.12

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation
2018	141	14.74	-	19.85	2,589	0.32	1.15	-	1.85	(7.48)	-	(6.81)
2017	148	15.93	-	21.30	2,922	0.24	1.15	-	1.85	24.50	-	25.39
2016	159	12.80	-	16.99	2,503	0.40	1.15	-	1.85	(4.01)	-	(3.32)
2015	186	13.33	-	17.57	3,040	0.09	1.15	-	1.85	1.63	-	2.36
2014	207	13.12	-	17.17	3,322	0.43	1.15	-	1.85	13.27	-	14.09

Oppenheimer Variable Account Funds - Oppenheimer Conservative Balanced
2018	57	14.35	-	15.24	844	1.96	1.15	-	1.80	(7.03)	-	(6.41)
2017	62	15.43	-	16.29	983	1.95	1.15	-	1.80	7.30	-	8.01
2016	72	14.38	-	15.08	1,070	2.44	1.15	-	1.80	3.37	-	4.06
2015	93	13.92	-	14.49	1,321	2.27	1.15	-	1.80	(0.98)	-	(0.32)
2014	104	14.05	-	14.54	1,479	2.05	1.15	-	1.80	6.25	-	6.96

Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth
2018	43	17.30	-	21.79	520	—	1.15	-	1.80	(7.78)	-	(7.16)
2017	48	18.64	-	23.63	647	0.03	1.15	-	1.80	26.49	-	27.32
2016	52	14.64	-	18.68	554	—	1.15	-	1.80	0.50	-	1.17
2015	58	14.07	-	14.47	617	—	1.15	-	1.85	4.63	-	5.39
2014	62	13.45	-	13.73	627	—	1.15	-	1.85	3.83	-	4.57

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Oppenheimer Variable Account Funds - Oppenheimer Global
2018	66	$22.23	-	32.05	$2,034	0.98%	1.15	-	1.85%	(14.79)	-	(14.18)%
2017	68	26.09	-	37.34	2,453	0.94	1.15	-	1.85	34.15	-	35.11
2016	73	19.45	-	27.64	1,951	1.04	1.15	-	1.85	(1.76)	-	(1.06)
2015	90	19.80	-	27.93	2,412	1.34	1.15	-	1.85	2.02	-	2.76
2014	97	19.41	-	27.19	2,528	1.15	1.15	-	1.85	0.40	-	1.12

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income
2018	77	18.10	-	21.39	1,104	4.98	1.15	-	1.85	(6.17)	-	(5.50)
2017	98	19.29	-	22.64	1,388	2.31	1.15	-	1.85	4.32	-	5.06
2016	102	18.49	-	21.55	1,398	5.01	1.15	-	1.85	4.57	-	5.32
2015	111	17.68	-	20.46	1,462	5.47	1.15	-	1.85	(4.07)	-	(3.38)
2014	130	18.43	-	21.17	1,847	4.18	1.15	-	1.85	0.94	-	1.66

Oppenheimer Variable Account Funds - Oppenheimer Main Street
2018	56	18.51	-	19.76	1,045	1.15	1.15	-	1.85	(9.59)	-	(8.95)
2017	64	20.48	-	21.70	1,320	1.26	1.15	-	1.85	14.76	-	15.58
2016	74	17.84	-	18.77	1,315	1.14	1.15	-	1.85	9.56	-	10.34
2015	89	16.29	-	17.01	1,449	0.96	1.15	-	1.85	1.42	-	2.15
2014	102	16.06	-	16.66	1,625	0.82	1.15	-	1.85	8.66	-	9.44

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap
2018	28	37.13	-	40.13	1,091	0.30	1.25	-	1.65	(11.80)	-	(11.44)
2017	30	42.10	-	45.32	1,336	0.88	1.25	-	1.65	12.29	-	12.74
2016	30	37.49	-	40.19	1,183	0.46	1.25	-	1.65	16.13	-	16.59
2015	30	32.28	-	34.47	1,014	0.89	1.25	-	1.65	(7.44)	-	(7.07)
2014	35	34.88	-	37.10	1,284	0.91	1.25	-	1.65	10.10	-	10.54

Oppenheimer Variable Account Funds - Oppenheimer Total Return Bond
2018	35	12.38	-	12.87	440	3.43	1.25	-	1.45	(2.45)	-	(2.26)
2017	38	12.69	-	13.16	497	2.42	1.25	-	1.45	3.08	-	3.29
2016	38	12.31	-	12.74	484	3.63	1.25	-	1.45	1.79	-	1.99
2015	45	12.09	-	12.50	556	3.76	1.25	-	1.45	(0.49)	-	(0.29)
2014	55	12.15	-	12.53	688	5.75	1.25	-	1.45	5.72	-	5.93

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Capital Appreciation (SS)
2018	586	19.06	-	23.83	13,260	—	1.29	-	2.69	(8.48)	-	(7.17)
2017	673	20.82	-	25.67	16,465	0.01	1.29	-	2.69	23.13	-	24.88
2016	830	16.91	-	20.56	16,332	0.11	1.29	-	2.69	(5.05)	-	(3.68)
2015	956	17.81	-	21.34	19,608	—	1.29	-	2.69	0.49	-	1.94
2014	1,215	17.72	-	20.94	24,513	0.18	1.29	-	2.69	12.03	-	13.64

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Conservative Balanced (SS)
2018	329	13.28	-	16.30	5,061	1.73	1.29	-	2.54	(7.93)	-	(6.76)
2017	394	14.42	-	17.48	6,524	1.70	1.29	-	2.54	6.20	-	7.55
2016	443	13.58	-	16.26	6,846	2.19	1.29	-	2.54	2.30	-	3.61
2015	491	13.27	-	15.69	7,353	2.03	1.29	-	2.54	(1.99)	-	(0.73)
2014	610	13.54	-	15.80	9,239	1.89	1.29	-	2.54	5.27	-	6.62

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Discovery Mid Cap Growth (SS)
2018	171	$22.96	-	27.96	$4,497	—%	1.29	-	2.49%	(8.64)	-	(7.52)%
2017	210	25.14	-	30.24	5,985	—	1.29	-	2.49	25.28	-	26.80
2016	257	20.06	-	23.85	5,813	—	1.29	-	2.49	(0.46)	-	0.77
2015	291	20.15	-	23.66	6,562	—	1.29	-	2.49	3.70	-	4.98
2014	333	19.44	-	22.54	7,200	—	1.29	-	2.49	2.90	-	4.16

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Global (SS)
2018	186	27.33	-	33.55	5,933	0.75	1.29	-	2.54	(15.59)	-	(14.52)
2017	213	32.37	-	39.25	7,957	0.73	1.29	-	2.54	32.89	-	34.57
2016	268	24.36	-	29.17	7,471	0.72	1.29	-	2.54	(2.69)	-	(1.44)
2015	307	25.03	-	29.59	8,730	1.08	1.29	-	2.54	1.04	-	2.33
2014	391	24.78	-	28.92	10,928	0.91	1.29	-	2.54	(0.54)	-	0.74

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Global Strategic Income (SS)
2018	1,573	15.15	-	18.60	27,811	4.47	1.29	-	2.54	(6.96)	-	(5.78)
2017	1,806	16.28	-	19.74	33,978	1.98	1.29	-	2.54	3.36	-	4.67
2016	2,064	15.75	-	18.86	37,237	4.59	1.29	-	2.54	3.57	-	4.90
2015	2,413	15.21	-	17.98	41,666	5.56	1.29	-	2.54	(4.97)	-	(3.75)
2014	2,933	16.00	-	18.68	52,817	3.92	1.29	-	2.54	(0.11)	-	1.17

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Main Street (SS)
2018	867	21.65	-	27.25	22,301	0.91	1.29	-	2.69	(10.57)	-	(9.29)
2017	1,040	24.20	-	30.04	29,569	1.05	1.29	-	2.69	13.52	-	15.14
2016	1,228	21.32	-	26.09	30,471	0.83	1.29	-	2.69	8.31	-	9.87
2015	1,461	19.68	-	23.75	33,157	0.66	1.29	-	2.69	0.33	-	1.78
2014	1,784	19.62	-	23.33	40,001	0.58	1.29	-	2.69	7.43	-	8.98

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Main Street Small Cap (SS)
2018	269	31.01	-	38.08	9,698	0.06	1.29	-	2.54	(12.81)	-	(11.70)
2017	328	35.57	-	43.12	13,446	0.66	1.29	-	2.54	11.04	-	12.45
2016	377	32.03	-	38.35	13,788	0.24	1.29	-	2.54	14.69	-	16.16
2015	450	27.93	-	33.01	14,217	0.64	1.29	-	2.54	(8.48)	-	(7.31)
2014	523	30.52	-	35.61	17,926	0.62	1.29	-	2.54	8.82	-	10.21

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Total Return Bond (SS)
2018	1,070	8.17	-	9.44	9,765	3.07	1.29	-	2.29	(3.57)	-	(2.59)
2017	1,311	8.30	-	9.69	12,291	2.19	1.29	-	2.44	1.85	-	3.04
2016	1,505	8.15	-	9.40	13,725	3.45	1.29	-	2.44	0.54	-	1.73
2015	1,805	8.06	-	9.25	16,235	4.02	1.29	-	2.49	(1.80)	-	(0.60)
2014	2,420	8.20	-	9.30	21,909	5.03	1.29	-	2.49	4.26	-	5.55

PIMCO Variable Insurance Trust - PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
2018	91	4.31	-	5.00	434	1.98	1.29	-	2.44	(16.29)	-	(15.31)
2017	106	5.15	-	5.90	599	12.05	1.29	-	2.44	(0.42)	-	0.74
2016	168	5.17	-	5.86	944	0.97	1.29	-	2.44	12.08	-	13.39
2015	204	4.61	-	5.16	1,013	4.72	1.29	-	2.44	(27.48)	-	(26.62)
2014	236	6.36	-	7.04	1,606	0.26	1.29	-	2.44	(20.61)	-	(19.67)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
PIMCO Variable Insurance Trust - PIMCO VIT Emerging Markets Bond (Advisor Shares)
2018	31	$14.22	-	16.49	$487	4.02%	1.29	-	2.44%	(7.15)	-	(6.06)%
2017	32	15.31	-	17.56	541	4.86	1.29	-	2.44	7.11	-	8.35
2016	41	14.30	-	16.20	639	5.06	1.29	-	2.44	10.44	-	11.74
2015	52	12.95	-	14.50	725	5.52	1.29	-	2.44	(4.72)	-	(3.60)
2014	67	13.59	-	15.04	969	5.36	1.29	-	2.44	(1.07)	-	0.10

PIMCO Variable Insurance Trust - PIMCO VIT International Bond (US Dollar-Hedged)
2018	<1	18.38	-	18.38	<1	1.31	1.50	-	1.50	0.58	-	0.58
2017	< 1	18.27	-	18.27	1	4.84	1.50	-	1.50	1.23	-	1.23
2016	< 1	18.05	-	18.05	1	1.12	1.50	-	1.50	4.88	-	4.88
2015	< 1	17.21	-	17.21	1	2.75	1.50	-	1.50	(1.21)	-	(1.21)
2014	< 1	17.42	-	17.42	1	1.61	1.50	-	1.50	9.49	-	9.49

PIMCO Variable Insurance Trust - PIMCO VIT Real Return (Advisor Shares)
2018	246	11.49	-	13.32	3,123	2.37	1.29	-	2.44	(4.69)	-	(3.57)
2017	278	12.05	-	13.82	3,672	2.51	1.29	-	2.44	1.04	-	2.22
2016	138	12.19	-	13.52	1,796	2.17	1.29	-	2.24	2.74	-	3.74
2015	162	11.63	-	13.03	2,045	3.54	1.29	-	2.44	(5.17)	-	(4.06)
2014	215	12.27	-	13.58	2,818	1.32	1.29	-	2.44	0.48	-	1.66

PIMCO Variable Insurance Trust - PIMCO VIT Total Return
2018	<1	17.33	-	17.33	2	2.55	1.50	-	1.50	(2.03)	-	(2.03)
2017	< 1	17.69	-	17.69	2	1.99	1.50	-	1.50	3.35	-	3.35
2016	< 1	17.12	-	17.12	2	2.05	1.50	-	1.50	1.14	-	1.14
2015	< 1	16.92	-	16.92	2	5.15	1.50	-	1.50	(1.06)	-	(1.06)
2014	< 1	17.10	-	17.10	2	2.22	1.50	-	1.50	2.71	-	2.71

PIMCO Variable Insurance Trust - PIMCO VIT Total Return (Advisor Shares)
2018	488	12.97	-	15.34	7,147	2.43	1.29	-	2.59	(3.20)	-	(1.92)
2017	571	13.40	-	15.64	8,553	1.90	1.29	-	2.59	2.12	-	3.46
2016	689	13.13	-	15.12	10,037	2.02	1.29	-	2.59	(0.07)	-	1.26
2015	773	13.14	-	14.93	11,146	4.68	1.29	-	2.59	(2.25)	-	(0.95)
2014	907	13.44	-	15.08	13,235	2.00	1.29	-	2.59	1.48	-	2.83

Profunds VP - ProFund VP Large-Cap Value
2018	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2017	—	14.27	-	14.27	—	—	2.10	-	2.10	11.10	-	11.10
2016	5	12.84	-	12.84	60	—	2.10	-	2.10	7.78	-	7.78
2015	—	11.91	-	11.91	—	—	2.10	-	2.10	(2.13)	-	(2.13)
2014	26	12.17	-	12.17	316	< 0.01	2.10	-	2.10	N/A	-	N/A

Putnam Variable Trust - VT Diversified Income
2018	757	17.00	-	22.12	14,509	4.23	0.80	-	2.15	(3.12)	-	(1.78)
2017	859	17.54	-	22.52	16,866	5.61	0.80	-	2.15	4.83	-	6.27
2016	944	16.74	-	21.19	17,555	7.14	0.80	-	2.15	3.16	-	4.58
2015	1,087	16.22	-	20.27	19,462	9.80	0.80	-	2.15	(4.44)	-	(3.12)
2014	1,300	16.98	-	20.92	24,138	8.22	0.80	-	2.15	(1.81)	-	(0.46)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT Equity Income
2018	5,173	$10.22	-	22.59	$137,308	0.71%	0.70	-	2.69%	(10.95)	-	(9.13)%
2017	5,922	11.24	-	25.37	174,275	0.88	0.70	-	2.69	12.45	-	15.60
2016	2,238	14.42	-	31.11	59,352	1.85	0.80	-	2.59	10.71	-	12.74
2015	2,518	13.03	-	27.60	59,579	1.69	0.80	-	2.59	(5.55)	-	(3.82)
2014	2,931	13.79	-	28.69	72,658	1.80	0.80	-	2.59	9.74	-	11.76

Putnam Variable Trust - VT George Putnam Balanced
2018	2,248	15.01	-	18.64	37,341	0.71	0.80	-	2.69	(5.74)	-	(3.92)
2017	2,548	15.93	-	19.40	44,416	1.60	0.80	-	2.69	12.02	-	14.17
2016	2,836	14.22	-	16.99	43,742	1.73	0.80	-	2.69	5.11	-	7.15
2015	3,058	13.53	-	15.86	44,504	1.79	0.80	-	2.69	(3.79)	-	(1.92)
2014	3,564	14.06	-	16.17	53,213	1.58	0.80	-	2.69	7.70	-	9.79

Putnam Variable Trust - VT Global Asset Allocation
2018	755	20.23	-	20.32	14,792	1.92	0.80	-	2.44	(9.52)	-	(8.00)
2017	948	21.99	-	22.46	20,209	1.45	0.80	-	2.44	12.54	-	14.42
2016	1,033	19.22	-	19.96	19,441	1.91	0.80	-	2.44	4.12	-	5.86
2015	1,162	18.15	-	19.17	20,856	2.23	0.80	-	2.44	(2.27)	-	(0.63)
2014	1,274	18.27	-	19.62	23,323	2.39	0.80	-	2.44	6.75	-	8.55

Putnam Variable Trust - VT Global Equity
2018	907	7.88	-	12.76	10,890	0.32	0.80	-	2.15	(14.33)	-	(13.14)
2017	1,013	9.20	-	14.69	14,073	1.39	0.80	-	2.15	25.63	-	27.35
2016	1,126	7.32	-	11.53	12,373	1.05	0.80	-	2.15	(1.09)	-	0.27
2015	1,233	7.40	-	11.50	13,641	1.02	0.80	-	2.15	(3.82)	-	(2.49)
2014	1,408	7.69	-	11.80	16,093	0.39	0.80	-	2.15	(0.71)	-	0.66

Putnam Variable Trust - VT Global Health Care
2018	704	24.40	-	30.46	18,552	0.99	0.80	-	2.49	(3.07)	-	(1.39)
2017	795	25.17	-	30.89	21,379	0.57	0.80	-	2.49	12.45	-	14.38
2016	923	22.39	-	27.01	21,889	—	0.80	-	2.49	(13.55)	-	(12.06)
2015	1,085	25.90	-	30.71	29,429	—	0.80	-	2.49	5.10	-	6.92
2014	1,209	24.64	-	28.72	30,932	0.25	0.80	-	2.49	24.47	-	26.62

Putnam Variable Trust - VT Global Utilities
2018	436	15.78	-	21.87	6,660	2.49	0.80	-	2.29	(2.75)	-	(1.27)
2017	490	15.99	-	22.49	7,654	2.97	0.80	-	2.29	19.39	-	21.19
2016	570	13.19	-	18.83	7,446	1.49	0.80	-	2.29	(0.35)	-	1.16
2015	651	13.04	-	18.90	8,454	2.17	0.80	-	2.29	(11.98)	-	(10.64)
2014	733	14.59	-	21.47	10,759	2.95	0.80	-	2.29	11.96	-	13.66

Putnam Variable Trust - VT Government Money Market
2018	3,490	7.83	-	11.38	32,508	1.17	0.80	-	2.54	(1.39)	-	0.37
2017	3,714	7.94	-	11.34	34,746	0.24	0.80	-	2.54	(2.28)	-	(0.56)
2016	4,095	8.13	-	11.40	38,866	0.01	0.80	-	2.54	(2.52)	-	(0.79)
2015	4,647	8.34	-	11.49	44,960	0.01	0.80	-	2.54	(2.53)	-	(0.79)
2014	5,642	8.55	-	11.58	55,405	0.01	0.80	-	2.54	(2.53)	-	(0.79)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT Growth Opportunities
2018	7,652	$11.97	-	12.75	$86,741	—%	0.80	-	2.69%	(0.37)	-	1.56%
2017	8,722	11.79	-	12.79	98,132	0.11	0.80	-	2.69	27.41	-	29.86
2016	10,017	9.08	-	10.04	87,441	0.09	0.80	-	2.69	0.42	-	0.64
2015	1,179	6.90	-	8.59	9,212	0.34	0.80	-	2.15	(1.15)	-	0.22
2014	1,306	6.98	-	8.57	10,237	0.22	0.80	-	2.15	11.47	-	13.00

Putnam Variable Trust - VT High Yield
2018	813	21.42	-	25.26	18,794	5.90	0.80	-	2.54	(6.50)	-	(4.84)
2017	936	22.91	-	26.54	22,872	5.96	0.80	-	2.54	4.28	-	6.13
2016	1,074	21.97	-	25.01	24,946	6.59	0.80	-	2.54	12.62	-	14.63
2015	1,269	19.50	-	21.82	26,052	7.41	0.80	-	2.54	(7.76)	-	(6.11)
2014	1,512	21.14	-	23.24	33,289	6.36	0.80	-	2.54	(1.02)	-	0.75

Putnam Variable Trust - VT Income
2018	2,450	13.61	-	21.50	42,592	3.10	0.80	-	2.54	(2.34)	-	(0.61)
2017	2,820	13.94	-	21.63	49,556	4.41	0.80	-	2.54	2.93	-	4.75
2016	3,102	13.54	-	20.65	52,371	4.51	0.80	-	2.54	(0.58)	-	1.19
2015	3,573	13.62	-	20.41	60,044	4.98	0.80	-	2.54	(3.96)	-	(2.25)
2014	4,214	14.18	-	20.88	72,738	6.30	0.80	-	2.54	3.75	-	5.60

Putnam Variable Trust - VT International Equity
2018	3,400	11.72	-	14.23	43,311	1.41	0.70	-	2.59	(21.21)	-	(19.68)
2017	3,712	14.59	-	18.06	59,362	2.29	0.70	-	2.59	23.33	-	25.70
2016	4,241	11.61	-	14.65	54,621	3.33	0.70	-	2.59	(4.97)	-	(3.13)
2015	4,743	11.98	-	15.41	63,686	1.25	0.70	-	2.59	(2.45)	-	(0.56)
2014	5,419	12.05	-	15.80	74,215	0.98	0.70	-	2.59	(9.19)	-	(7.43)

Putnam Variable Trust - VT International Growth
2018	603	7.44	-	12.70	7,361	—	0.80	-	2.15	(20.40)	-	(19.29)
2017	696	9.35	-	15.74	10,443	1.06	0.80	-	2.15	32.15	-	33.96
2016	784	7.08	-	11.75	8,837	0.93	0.80	-	2.15	(8.72)	-	(7.46)
2015	874	7.75	-	12.69	10,672	—	0.80	-	2.15	(1.06)	-	(0.31)
2014	968	7.83	-	12.65	11,716	0.06	0.80	-	2.15	(8.16)	-	(6.90)

Putnam Variable Trust - VT International Value
2018	608	10.30	-	14.03	7,775	2.08	0.80	-	2.15	(19.39)	-	(18.28)
2017	687	12.78	-	17.17	10,813	1.54	0.80	-	2.15	22.03	-	23.70
2016	781	10.47	-	13.88	10,002	2.33	0.80	-	2.15	(1.06)	-	0.30
2015	850	10.58	-	13.84	10,932	1.40	0.80	-	2.15	(4.11)	-	(2.78)
2014	968	11.04	-	14.23	12,894	1.41	0.80	-	2.15	(11.43)	-	(10.21)

Putnam Variable Trust - VT Mortgage Securities
2018	616	14.77	-	19.19	9,647	2.86	0.80	-	2.10	(2.99)	-	(1.70)
2017	712	14.90	-	19.53	11,499	2.39	0.80	-	2.15	(0.22)	-	1.15
2016	819	14.94	-	19.31	13,240	1.92	0.80	-	2.15	(1.94)	-	(0.60)
2015	925	15.23	-	19.42	15,280	2.16	0.80	-	2.15	(2.79)	-	(1.45)
2014	1,068	15.67	-	19.71	18,157	4.06	0.80	-	2.15	2.07	-	3.48

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT Multi-Cap Core
2018	2,485	$15.77	-	22.29	$38,964	1.12%	0.80	-	2.44%	(9.89)	-	(8.38)%
2017	2,805	17.21	-	24.73	48,313	1.09	0.80	-	2.44	19.88	-	21.88
2016	3,121	14.12	-	20.63	44,326	1.29	0.80	-	2.44	9.33	-	11.16
2015	3,593	12.70	-	18.87	46,073	1.21	0.80	-	2.44	(4.56)	-	(2.96)
2014	4,135	13.09	-	19.77	55,192	1.19	0.80	-	2.44	11.13	-	13.00

Putnam Variable Trust - VT Research
2018	947	20.05	-	25.07	17,871	—	0.80	-	2.29	(6.89)	-	(5.48)
2017	1,106	21.21	-	26.92	22,203	0.65	0.80	-	2.29	20.54	-	22.36
2016	1,267	17.34	-	22.33	21,006	1.52	0.80	-	2.29	7.57	-	9.20
2015	1,435	15.88	-	20.76	21,898	1.31	0.80	-	2.29	(3.80)	-	(2.33)
2014	1,619	16.26	-	21.45	25,532	0.81	0.80	-	2.34	12.17	-	13.94

Putnam Variable Trust - VT Small Cap Growth
2018	103	24.30	-	29.17	2,727	—	0.80	-	1.95	(15.53)	-	(14.53)
2017	112	28.77	-	34.13	3,480	0.50	0.80	-	1.95	5.84	-	7.07
2016	117	27.18	-	31.87	3,434	0.71	0.80	-	1.95	13.27	-	14.60
2015	129	23.99	-	27.81	3,317	0.33	0.80	-	1.95	(9.41)	-	(8.35)
2014	147	26.33	-	30.35	4,142	0.20	0.80	-	2.00	4.91	-	6.19

Putnam Variable Trust - VT Small Cap Value
2018	903	18.37	-	23.26	24,086	0.41	0.70	-	2.30	(21.76)	-	(20.49)
2017	995	23.47	-	29.25	33,692	0.70	0.70	-	2.30	5.43	-	7.12
2016	1,109	22.27	-	27.31	35,692	1.10	0.70	-	2.30	24.60	-	26.61
2015	1,229	17.87	-	21.57	31,397	0.88	0.70	-	2.30	(6.42)	-	(4.91)
2014	1,442	19.10	-	22.68	39,246	0.49	0.70	-	2.30	1.08	-	2.71

Putnam Variable Trust - VT Sustainable Future
2018	164	27.82	-	33.66	5,023	0.57	0.80	-	2.00	(6.85)	-	(5.71)
2017	184	29.86	-	35.69	6,028	0.82	0.80	-	2.00	8.51	-	9.83
2016	209	27.52	-	32.50	6,248	0.67	0.80	-	2.00	10.74	-	12.09
2015	211	24.85	-	28.99	5,668	0.92	0.80	-	2.00	(6.24)	-	(5.09)
2014	257	26.51	-	30.55	7,328	0.72	0.80	-	2.00	8.54	-	9.87

Putnam Variable Trust - VT Sustainable Leaders
2018	3,769	17.35	-	28.09	63,087	—	0.80	-	2.69	(4.17)	-	(2.32)
2017	4,265	17.76	-	29.31	73,615	0.64	0.80	-	2.69	25.78	-	28.19
2016	4,863	13.86	-	23.30	65,714	0.68	0.80	-	2.69	4.90	-	6.93
2015	5,488	12.96	-	22.22	69,882	0.51	0.80	-	2.69	(2.97)	-	(1.09)
2014	6,238	13.10	-	22.90	80,850	0.32	0.80	-	2.69	10.44	-	12.58

The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)
2018	<1	18.07	-	18.89	10	2.04	1.15	-	1.37	(5.71)	-	(5.50)
2017	1	19.16	-	19.98	26	1.14	1.15	-	1.37	13.77	-	14.02
2016	1	16.84	-	17.53	23	1.23	1.15	-	1.37	8.88	-	9.11
2015	1	15.47	-	16.06	21	1.04	1.15	-	1.37	(4.51)	-	(4.30)
2014	1	16.20	-	16.79	22	1.03	1.15	-	1.37	11.91	-	12.16

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Shareholder of
Allstate Life Insurance Company
Northbrook, Illinois 60062
Opinion on the Financial Statements
We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the “Company”), an affiliate of The Allstate Corporation, as of December 31, 2018 and 2017, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder’s Equity, and Cash Flows for each of the three years in the period ended December 31, 2018, and the related notes and the schedules listed in the Index at Item 15 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with accounting principles generally accepted in the United States of America.
Change in Adopted Accounting Principle
As discussed in Note 2 to the financial statements, the Company changed its presentation and method of accounting for the recognition and measurement of financial assets and financial liabilities on January 1, 2018, due to the adoption of FASB Accounting Standards Update No. 2016-01, Financial Instruments - Overall (Subtopic 825-10).
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Chicago, Illinois
February 22, 2019

We have served as the Company's auditor since 2001.

1

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

($ in millions)	Year Ended December 31,
	2018	2017	2016
Revenues
Premiums (net of reinsurance ceded of $138, $149 and $158)	$704	$690	$592
Contract charges (net of reinsurance ceded of $188, $191 and $189)	695	703	717
Other revenue	38	40	45
Net investment income	1,585	1,777	1,659
Realized capital gains and losses:
Total other-than-temporary impairment (“OTTI”) losses	(7)	(46)	(120)
OTTI losses reclassified (from) to other comprehensive income	(2)	1	7
Net OTTI losses recognized in earnings	(9)	(45)	(113)
Sales and valuation changes on equity investments and derivatives	(166)	94	36
Total realized capital gains and losses	(175)	49	(77)
Total revenues	2,847	3,259	2,936

Costs and expenses
Contract benefits (net of reinsurance ceded of $249, $208 and $224)	1,446	1,430	1,387
Interest credited to contractholder funds (net of reinsurance ceded of $44, $46 and $46)	601	639	677
Amortization of deferred policy acquisition costs	146	152	134
Operating costs and expenses	271	321	264
Restructuring and related charges	2	2	1
Interest expense	5	4	15
Total costs and expenses	2,471	2,548	2,478

Gain on disposition of operations	6	7	5

Income from operations before income tax expense	382	718	463

Income tax expense (benefit)	17	(278)	144

Net income	365	996	319

Other comprehensive (loss) income, after-tax
Change in unrealized net capital gains and losses	(354)	5	153
Change in unrealized foreign currency translation adjustments	—	11	4
Other comprehensive (loss) income, after-tax	(354)	16	157

Comprehensive income	$11	$1,012	$476

See notes to consolidated financial statements.

2

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

($ in millions, except par value data)	December 31,
	2018	2017
Assets
Investments
Fixed income securities, at fair value (amortized cost $21,057 and $22,004)	$21,400	$23,261
Mortgage loans	3,995	3,876
Equity securities, at fair value (cost $1,197 and $1,306)	1,325	1,614
Limited partnership interests	3,292	3,147
Short-term, at fair value (amortized cost $810 and $725)	810	725
Policy loans	561	561
Other	1,300	1,254
Total investments	32,683	34,438
Cash	52	145
Deferred policy acquisition costs	1,232	1,156
Reinsurance recoverable from non-affiliates	2,185	2,243
Reinsurance recoverable from affiliates	420	437
Accrued investment income	253	263
Other assets	534	501
Separate Accounts	2,783	3,422
Total assets	$40,142	$42,605
Liabilities
Contractholder funds	$17,470	$18,592
Reserve for life-contingent contract benefits	11,239	11,625
Unearned premiums	4	4
Payable to affiliates, net	50	55
Other liabilities and accrued expenses	1,101	1,076
Deferred income taxes	663	836
Notes due to related parties	140	140
Separate Accounts	2,783	3,422
Total liabilities	33,450	35,750
Commitments and Contingent Liabilities (Notes 7 and 11)
Shareholder’s Equity
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares authorized, none issued	—	—
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares authorized, none issued	—	—
Common stock, $227 par value, 23,800 shares authorized and outstanding	5	5
Additional capital paid-in	2,024	2,024
Retained income	4,410	3,981
Accumulated other comprehensive income:
Unrealized net capital gains and losses:
Unrealized net capital gains and losses on fixed income securities with OTTI	45	47
Other unrealized net capital gains and losses	225	1,186
Unrealized adjustment to DAC, DSI and insurance reserves	(27)	(398)
Total unrealized net capital gains and losses	243	835
Unrealized foreign currency translation adjustments	10	10
Total accumulated other comprehensive income (“AOCI”)	253	845
Total shareholder’s equity	6,692	6,855
Total liabilities and shareholder’s equity	$40,142	$42,605

See notes to consolidated financial statements.

3

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

($ in millions)	Year Ended December 31,
	2018	2017	2016

Common stock	$5	$5	$5

Additional capital paid-in
Balance, beginning of year	2,024	1,990	1,990
Gain on reinsurance with an affiliate	—	34	—
Balance, end of year	2,024	2,024	1,990

Retained income
Balance, beginning of year	3,981	3,736	3,417
Cumulative effect of change in accounting principle	314	—	—
Net income	365	996	319
Dividends	(250)	(600)	—
Reclassification of tax effects due to change in accounting principle	—	(151)	—
Balance, end of year	4,410	3,981	3,736

Accumulated other comprehensive income
Balance, beginning of year	845	678	521
Cumulative effect of change in accounting principle	(238)	—	—
Change in unrealized net capital gains and losses	(354)	5	153
Change in unrealized foreign currency translation adjustments	—	11	4
Reclassification of tax effects due to change in accounting principle	—	151	—
Balance, end of year	253	845	678

Total shareholder’s equity	$6,692	$6,855	$6,409

See notes to consolidated financial statements.

4

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF CASH FLOWS

($ in millions)	Year Ended December 31,
	2018	2017	2016
Cash flows from operating activities
Net income	$365	$996	$319
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and other non-cash items	(58)	(64)	(64)
Realized capital gains and losses	175	(49)	77
Gain on disposition of operations	(6)	(7)	(5)
Interest credited to contractholder funds	601	639	677
Changes in:
Policy benefits and other insurance reserves	(612)	(529)	(611)
Deferred policy acquisition costs	67	31	54
Reinsurance recoverables, net	51	56	30
Income taxes	(64)	(308)	135
Other operating assets and liabilities	136	(159)	(117)
Net cash provided by operating activities	655	606	495
Cash flows from investing activities
Proceeds from sales
Fixed income securities	4,858	3,916	5,999
Equity securities	1,257	1,536	1,298
Limited partnership interests	367	539	371
Other investments	39	45	44
Investment collections
Fixed income securities	1,448	1,733	2,085
Mortgage loans	434	566	363
Other investments	168	208	169
Investment purchases
Fixed income securities	(5,444)	(4,698)	(7,072)
Equity securities	(1,086)	(1,385)	(1,234)
Limited partnership interests	(551)	(631)	(677)
Mortgage loans	(552)	(503)	(517)
Other investments	(270)	(238)	(211)
Change in short-term investments, net	(3)	(12)	(19)
Change in policy loans and other investments, net	(69)	(37)	(26)
Net cash provided by investing activities	596	1,039	573
Cash flows from financing activities
Contractholder fund deposits	771	808	854
Contractholder fund withdrawals	(1,893)	(1,823)	(2,028)
Proceeds from issuance of notes to related parties	—	—	140
Dividends paid	(250)	(600)	—
Other	28	(23)	—
Net cash used in financing activities	(1,344)	(1,638)	(1,034)
Net (decrease) increase in cash	(93)	7	34
Cash at beginning of year	145	138	104
Cash at end of year	$52	$145	$138

See notes to consolidated financial statements.

5

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1. General
Basis of presentation
The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company (“ALIC”) and its wholly owned subsidiaries (collectively referred to as the “Company”). ALIC is wholly owned by Allstate Insurance Company (“AIC”), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the “Corporation”). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). All significant intercompany accounts and transactions have been eliminated.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.
On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (“Tax Legislation”) became effective, permanently reducing the U.S. corporate income tax rate from 35% to 21% beginning January 1, 2018. As a result, the corporate tax rate is not comparable between periods.
Nature of operations
The Company offers traditional and interest-sensitive life insurance products. The Company also offers variable life insurance in New York, while previously selling variable life insurance nationwide through September 2017. The Company distributes its products through Allstate exclusive agencies and exclusive financial specialists. The Company also offers voluntary accident and health insurance through workplace enrolling independent agents in New York. The Company previously offered and continues to have in force fixed annuities such as deferred and immediate annuities. The Company also previously offered variable annuities and substantially all of this business is reinsured.
The following table summarizes premiums and contract charges by product.

($ in millions)	2018	2017	2016
Premiums
Traditional life insurance	$582	$579	$502
Accident and health insurance	122	111	90
Total premiums	704	690	592

Contract charges
Interest-sensitive life insurance	680	689	703
Fixed annuities	15	14	14
Total contract charges	695	703	717
Total premiums and contract charges	$1,399	$1,393	$1,309
The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia and Puerto Rico. For 2018, the top geographic locations for direct statutory premiums and annuity considerations were New York, California, Texas, Florida and Illinois. No other jurisdiction accounted for more than 5% of direct statutory premiums and annuity considerations.
2. Summary of Significant Accounting Policies
Investments
Fixed income securities include bonds, asset-backed securities (“ABS”), residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”) and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available-for-sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes and related deferred policy acquisition costs (“DAC”), deferred sales inducement costs (“DSI”) and reserves for life-contingent contract benefits, is reflected as a component of AOCI. Cash received from calls and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.
Mortgage loans are carried at unpaid principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected.

6

Equity securities primarily include common stocks, exchange traded and mutual funds, non-redeemable preferred stocks and real estate investment trust equity investments. Certain exchange traded and mutual funds have fixed income securities as their underlying investments. Equity securities are carried at fair value. Equity securities without readily determinable or estimable fair values are measured using the measurement alternative, which is cost less impairment, if any, and adjustments resulting from observable price changes in orderly transactions for the identical or similar investment of the same issuer. The periodic change in fair value of equity securities is recognized within realized capital gains and losses on the Consolidated Statements of Operations and Comprehensive Income effective January 1, 2018.
Investments in limited partnership interests are primarily accounted for in accordance with the equity method of accounting (“EMA”) and include interests in private equity funds, real estate funds and other funds. Investments in limited partnership interests purchased prior to January 1, 2018 where the Company’s interest is so minor that it exercises virtually no influence over operating and financial policies are accounted for at fair value primarily utilizing the net asset value (“NAV”) as a practical expedient to determine fair value.
Short-term investments, including money market funds, commercial paper, U.S. Treasury bills and other short-term investments, are carried at fair value. Policy loans are carried at unpaid principal balances. Other investments primarily consist of bank loans, agent loans, real estate and derivatives. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Real estate is carried at cost less accumulated depreciation. Agent loans are loans issued to exclusive Allstate agents and are carried at unpaid principal balances, net of valuation allowances and unamortized deferred fees or costs. Derivatives are carried at fair value.
Investment income primarily consists of interest, dividends, income from limited partnership interests, rental income from real estate, and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for ABS, RMBS and CMBS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For ABS, RMBS and CMBS of high credit quality with fixed interest rates, the effective yield is recalculated on a retrospective basis. For all others, the effective yield is recalculated on a prospective basis. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans, bank loans and agent loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of carrying value. Income from limited partnership interests carried at fair value is recognized based upon the changes in fair value of the investee’s equity primarily determined using NAV. Income from EMA limited partnership interests is recognized based on the Company’s share of the partnerships’ earnings. Income from EMA limited partnership interests is generally recognized on a three month delay due to the availability of the related financial statements from investees.
Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, adjustments to valuation allowances on mortgage loans and agent loans, valuation changes of equity investments, including equity securities and certain limited partnerships where the underlying assets are predominately public equity securities, and periodic changes in fair value and settlements of certain derivatives including hedge ineffectiveness. Realized capital gains and losses on investment sales are determined on a specific identification basis.
Derivative and embedded derivative financial instruments
Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps, warrants, foreign currency swaps, foreign currency forwards, total return swaps and certain investment risk transfer reinsurance agreements. Derivatives required to be separated from the host instrument and accounted for as derivative financial instruments (“subject to bifurcation”) are embedded in equity-indexed life and annuity contracts and reinsured variable annuity contracts.
All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives subject to bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.
When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy.

7

The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item’s fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.
Fair value hedges The change in fair value of hedging instruments used in fair value hedges of investment assets or a portion thereof is reported in net investment income, together with the change in fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the related swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of a designated hedged liability is adjusted for the change in fair value of the hedged risk.
Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in AOCI. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in AOCI for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from AOCI to income. If the Company expects at any time that the loss reported in AOCI would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in AOCI is reclassified and reported together with the impairment loss or recognition of the obligation.
Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof previously recognized in income while the hedge was in place and used to adjust the amortized cost of hedged fixed income securities, carrying value of hedged mortgage loans or carrying value of a hedged liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset that has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.
When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from AOCI to income as the hedged risk impacts income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from AOCI to realized capital gains and losses in the period that hedge accounting is no longer applied.
Non-hedge derivative financial instruments For derivatives for which hedge accounting is not applied, the income statement effects, including fair value gains and losses and accrued periodic settlements, are reported either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.
Securities loaned
The Company’s business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions are reinvested in short-term investments or fixed income securities. These transactions are short-term in nature, usually 30 days or less.
The Company receives cash collateral for securities loaned in an amount generally equal to 102% and 105% of the fair value of domestic and foreign securities, respectively, and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under

8

the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to repossess the securities loaned on short notice.
Recognition of premium revenues and contract charges, and related benefits and interest credited
Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Voluntary accident and health insurance products are expected to remain in force for an extended period and therefore are primarily classified as long-duration contracts. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized over the life of the policy in relation to premiums.
Immediate annuities with life contingencies, including certain structured settlement annuities, provide benefits over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come primarily from investment income, which is recognized over the life of the contract.
Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.
Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.
Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities and indexed funding agreements are generally based on a specified interest rate index or an equity index, such as the Standard & Poor’s 500 Index (“S&P 500”). Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.
Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company’s variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.
Other revenue presentation
The Company revised the presentation of total revenue to include other revenue. Previously, components of other revenue were presented within operating costs and expenses and primarily represent gross dealer concessions received in connection with Allstate exclusive agencies and exclusive financial specialists sales of non-proprietary products. Other revenue is recognized when performance obligations are fulfilled. Prior periods have been reclassified to conform to current separate presentation of other revenue.
Deferred policy acquisition and sales inducement costs
Costs that are related directly to the successful acquisition of new or renewal life insurance policies and investment contracts are deferred and recorded as DAC. These costs are principally agency’s and brokers’ remuneration and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on fixed annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer’s account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses. Amortization of DAC is included in amortization of deferred policy acquisition costs and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds.

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For traditional life and voluntary accident and health insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies. The Company periodically reviews the recoverability of DAC for these policies using actual experience and current assumptions. Prior to fourth quarter 2017, the Company evaluated traditional life insurance products and immediate annuities with life contingencies on an aggregate basis. Beginning in fourth quarter 2017, traditional life insurance products, immediate annuities with life contingencies, and voluntary accident and health insurance products are reviewed individually, consistent with the review of these products performed by The Allstate Corporation. If actual experience and current assumptions are adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized DAC balance would be expensed to the extent not recoverable and the establishment of a premium deficiency reserve may be required.
For interest-sensitive life insurance and fixed annuities, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits (“AGP”) and estimated future gross profits (“EGP”) expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The rate of DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to income when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.
AGP and EGP primarily consist of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are mortality, persistency, expenses, investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of any hedges. For products whose supporting investments are exposed to capital losses in excess of the Company’s expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.
The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life and fixed annuity contracts using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC or DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.
The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in AOCI. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in AOCI recognize the impact on shareholder’s equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.
Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life and investment contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred. Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

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The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $3 million as of both December 31, 2018 and 2017. Amortization expense of the present value of future profits was $249 thousand, $232 thousand and $276 thousand in 2018, 2017 and 2016, respectively.
Reinsurance
In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance. The Company has also used reinsurance to effect the disposition of certain blocks of business. The amounts reported as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company’s primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.
Income taxes
Income taxes are accounted for using the asset and liability method under which deferred tax assets and liabilities are recognized for temporary differences between the financial reporting and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are insurance reserves, investments (including unrealized capital gains and losses) and DAC. A deferred tax asset valuation allowance is established when it is more likely than not such assets will not be realized. The Company recognizes interest expense related to income tax matters in income tax expense and penalties in operating costs and expenses.
Reserve for life-contingent contract benefits
The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health insurance products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. The assumptions are established at the time the policy is issued and are generally not changed during the life of the policy. The Company periodically reviews the adequacy of reserves for these policies using actual experience and current assumptions. If actual experience and current assumptions are adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized DAC balance would be expensed to the extent not recoverable and the establishment of a premium deficiency reserve may be required. Prior to fourth quarter 2017, the Company evaluated traditional life insurance products and immediate annuities with life contingencies on an aggregate basis. Beginning in fourth quarter 2017, traditional life insurance products, immediate annuities with life contingencies, and voluntary accident and health insurance are reviewed individually, consistent with the review of these products performed by The Allstate Corporation. The Company also reviews these policies for circumstances where projected profits would be recognized in early years followed by projected losses in later years. If this circumstance exists, the Company will accrue a liability, during the period of profits, to offset the losses at such time as the future losses are expected to commence using a method updated prospectively over time. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in AOCI.
Contractholder funds
Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance, fixed annuities and funding agreements. Contractholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals, maturities and contract charges for mortality or administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.
Separate accounts
Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate accounts contract obligations. Separate accounts liabilities represent the contractholders’ claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company’s

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Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.
Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. Substantially all of the Company’s variable annuity business was reinsured beginning in 2006.
Off-balance sheet financial instruments
Commitments to invest, commitments to purchase private placement securities, commitments to extend loans, financial guarantees and credit guarantees have off-balance sheet risk because their contractual amounts are not recorded in the Company’s Consolidated Statements of Financial Position (see Note 7 and Note 11).
Consolidation of variable interest entities (“VIEs”)
The Company consolidates VIEs when it is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits, that could potentially be significant to the VIE.
Adopted accounting standard
Recognition and Measurement of Financial Assets and Financial Liabilities
Effective January 1, 2018, the Company adopted new FASB guidance requiring equity investments, including equity securities and limited partnership interests not accounted for under the equity method of accounting or that do not result in consolidation to be measured at fair value with changes in fair value recognized in net income. The guidance clarifies that an entity should evaluate the realizability of deferred tax assets related to available-for-sale fixed income securities in combination with the entity’s other deferred tax assets. The Company’s adoption of the new FASB guidance included adoption of the relevant elements of Technical Corrections and Improvements to Financial Instruments, issued in February 2018.
Upon adoption of the new guidance on January 1, 2018, $308 million of pre-tax unrealized net capital gains for equity securities were reclassified from AOCI to retained income. The after-tax change in accounting for equity securities did not affect the Company’s total shareholder’s equity and the unrealized net capital gains of $238 million reclassified to retained income will never be recognized in net income.
Upon adoption of the new guidance on January 1, 2018, the carrying value of cost method limited partnership interests increased $95 million, pre-tax, to fair value. The after-tax cumulative-effect increase in retained income of $76 million increased the Company’s shareholder’s equity but will never be recognized in net income.
Pending accounting standards
Measurement of Credit Losses on Financial Instruments
In June 2016, the FASB issued guidance which revises the credit loss recognition criteria for certain financial assets measured at amortized cost, including reinsurance recoverables. The new guidance replaces the existing incurred loss recognition model with an expected loss recognition model. The objective of the expected credit loss model is for the reporting entity to recognize its estimate of expected credit losses for affected financial assets in a valuation allowance deducted from the amortized cost basis of the related financial assets that results in presenting the net carrying value of the financial assets at the amount expected to be collected. The reporting entity must consider all relevant information available when estimating expected credit losses, including details about past events, current conditions, and reasonable and supportable forecasts over the life of an asset. Financial assets may be evaluated individually or on a pooled basis when they share similar risk characteristics. The measurement of credit losses for available-for-sale debt securities measured at fair value is not affected except that credit losses recognized are limited to the amount by which fair value is below amortized cost and the carrying value adjustment is recognized through a valuation allowance and not as a direct write-down. The guidance is effective for reporting periods beginning after December 15, 2019, and for most affected instruments must be adopted using a modified retrospective approach, with a cumulative effect adjustment recorded to beginning retained income. The Company is in the process of evaluating the impact of adoption.
Accounting for Hedging Activities
In August 2017, the FASB issued amendments intended to better align hedge accounting with an organization’s risk management activities. The amendments expand hedge accounting for nonfinancial and financial risk components and revise the measurement methodologies to better align with an organization’s risk management activities. Separate presentation of hedge ineffectiveness is eliminated to provide greater transparency of the full impact of hedging by requiring presentation of the results of the hedged item and hedging instrument in a single financial statement line item. In addition, the amendments are designed to reduce complexity by simplifying the manner in which assessments of hedge effectiveness may be performed. The guidance is effective for reporting periods beginning after December 15, 2018. The presentation and disclosure guidance is effective on a

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prospective basis. The impact of adoption is not expected to be material to the Company’s results of operations or financial position.
Accounting for Long-Duration Insurance Contracts
In August 2018, the FASB issued guidance revising the accounting for certain long-duration insurance contracts. The new guidance changes the measurement of the Company’s reserves for traditional life, life-contingent immediate annuities and certain voluntary accident and health insurance products. Under the new guidance, measurement assumptions, including those for mortality, morbidity and policy terminations, will be required to be reviewed and updated at least annually. The effect of updating measurement assumptions other than the discount rate are required to be determined on a retrospective basis and reported in net income. In addition, cash flows under the new guidance are required to be discounted using an upper medium grade fixed income instrument yield that is updated through OCI at each reporting date. These changes will replace current GAAP, which utilizes assumptions set at policy issuance until such time as the assumptions result in reserves that are deficient when compared to reserves computed using current assumptions. Under current GAAP, premium deficiency reserves are recognized in the amount of the deficiency, if any, computed using current assumptions.
The new guidance requires DAC and other capitalized balances currently amortized in proportion to premiums or gross profits to be amortized on a constant level basis over the expected term for all long-duration insurance contracts. DAC will not be subject to loss recognition testing but will be reduced when actual experience exceeds expected experience (i.e. as a result of unexpected contract terminations). The new guidance will no longer require adjustments to DAC and DSI related to unrealized gains and losses on investment securities supporting the related business.
Market risk benefit product features are required to be measured at fair value with changes in fair value recorded in net income with the exception of changes in the fair value attributable to changes in the Company’s own credit risk, which are required to be recognized in OCI. Substantially all of the Company’s market risk benefits are reinsured and therefore these impacts are not expected to be material to the Company.
The new guidance is to be included in the comparable financial statements issued in reporting periods beginning after December 15, 2020, thereby requiring restatement of prior periods presented. Early adoption is permitted. The new guidance will be applied to affected contracts and DAC on the basis of existing carrying amounts at the earliest period presented or it may be applied retrospectively using actual historical experience as of contract inception. The new guidance for market risk benefits is required to be adopted retrospectively.
The Company is evaluating the anticipated impacts of applying the new guidance to both retained income and AOCI. While the requirements of the new guidance represent a material change from existing GAAP, the underlying economics of the business and related cash flows are unchanged. The Company has not completed its evaluation of the specific impacts of adopting the new guidance, but anticipates the financial statement impact of migrating from existing GAAP to that required by the new guidance to be material, largely attributed to the impact of transitioning from an original investment-based discount rate to one based on an upper-medium grade fixed income investment yield and updates to mortality assumptions that had previously been locked in at issuance. The Company expects the most significant impacts will occur within the life-contingent immediate annuity products. The revised accounting for DAC will be applied prospectively using the new model and any DAC effects existing in AOCI as a result of applying existing GAAP at the date of adoption will be reversed.
3. Supplemental Cash Flow Information
Non-cash investing activities include $43 million, $51 million and $117 million related to mergers and exchanges completed with equity securities, fixed income securities and limited partnerships, and modifications of certain mortgage loans and other investments in 2018, 2017 and 2016, respectively. Non-cash financing activities also included $34 million related to debt acquired in conjunction with the purchase of an investment in 2016.
The Company had two non-cash financing activities related to surplus note transactions. In 2017, the Company redeemed $325 million of surplus notes due to Kennett Capital, Inc. (“Kennett”), an unconsolidated affiliate of ALIC. In connection with the redemption, the related $325 million of notes due from Kennett (recorded as other investments) were extinguished. In 2016, the Company transferred to Kennett a $50 million surplus note issued by a consolidated subsidiary in exchange for a note receivable with a principal sum equal to that of the surplus note.
Liabilities for collateral received in conjunction with the Company’s securities lending program were $517 million, $539 million and $545 million as of December 31, 2018, 2017 and 2016, respectively, and are reported in other liabilities and accrued expenses. Obligations to return cash collateral for over-the-counter (“OTC”) and cleared derivatives were $8 million, $3 million and $5 million as of December 31, 2018, 2017 and 2016, respectively, and are reported in other liabilities and accrued expenses or other investments.

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The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

($ in millions)	2018	2017	2016
Net change in proceeds managed
Net change in fixed income securities	$94	$149	$(277)
Net change in short-term investments	(77)	(142)	277
Operating cash flow provided	17	7	—
Net change in cash	—	1	—
Net change in proceeds managed	$17	$8	$—

Net change in liabilities
Liabilities for collateral, beginning of year	$(542)	$(550)	$(550)
Liabilities for collateral, end of year	(525)	(542)	(550)
Operating cash flow (used) provided	$(17)	$(8)	$—
4. Related Party Transactions
Business operations
The Company uses services performed by AIC and other affiliates, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see Note 15), allocated to the Company were $235 million, $243 million and $225 million in 2018, 2017 and 2016, respectively.
Agent loan sale and securitization
On December 22, 2016, ALIC’s subsidiary Allstate Finance Company, LLC (“AFC”) sold agent loans with a fair value of $419 million to affiliate Allstate Finance Company Agency Loans LLC (“AFCAL”) and AFCAL used the loans as collateral in the issuance of notes. Investors in the notes were as follows:

($ in millions)
Class A Notes Due March 10, 2034
Allstate New Jersey Insurance Company	$77
American Heritage Life Insurance Company	37
Allstate Assurance Company	19
First Colonial Insurance Company	7
Subtotal - Class A	140
Class B Deferrable Notes Due March 10, 2034
Allstate Life Insurance Company	140
Class C Deferrable Notes Due March 10, 2034
Allstate Life Insurance Company	110
Subordinated Notes Due March 10, 2034
Allstate Life Insurance Company	29
Total	$419
AFCAL is a VIE and ALIC is the primary beneficiary since ALIC has control over the significant activities of AFCAL, the obligation to absorb significant losses and the rights to residual returns. Therefore, AFCAL is included in ALIC’s consolidated financial statements. Transactions between ALIC, AFC and AFCAL are eliminated in consolidation. The Company’s Consolidated Statements of Financial Position included $407 million of agent loans, $2 million of cash and $140 million of notes due to related parties as of December 31, 2018 associated with AFCAL. The Company’s Consolidated Statements of Financial Position included $409 million of agent loans, $13 million of cash and $140 million of notes due to related parties as of December 31, 2017 associated with AFCAL.
The $140 million of notes due to related parties include the Class A Notes due March 10, 2034 that were sold to Allstate New Jersey Insurance Company, American Heritage Life Insurance Company, Allstate Assurance Company (“AAC”) and First Colonial Insurance Company. These notes have an annual interest rate of 3.25%. The Company incurred interest expense related to these notes of $5 million in both 2018 and 2017 and $113 thousand in 2016.

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Reinsurance
The Company has coinsurance reinsurance agreements with its unconsolidated affiliate American Heritage Life Insurance Company (“AHL”) whereby the Company assumes certain interest-sensitive life insurance, fixed annuity contracts and accident and health insurance policies. The amounts assumed are disclosed in Note 9.
Effective January 1, 2017, ALIC entered into a coinsurance reinsurance agreement with AAC to assume certain term life insurance policies. In connection with the agreement, the Company recorded cash of $20 million, DAC of $45 million, other assets of $11 million, reserve for life-contingent contract benefits of $24 million and deferred tax liabilities of $18 million. The $34 million gain on the transaction was recorded as an increase to additional capital paid-in since the transaction was between entities under common control.
ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.
Broker-Dealer agreement
The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies and exclusive financial specialists. For these services, the Company incurred commission and other distribution expenses of $3 million, $9 million and $9 million of 2018, 2017 and 2016, respectively.
Structured settlement annuities
The Company previously issued structured settlement annuities, a type of immediate annuity, to fund structured settlements in matters involving AIC. In most cases, these annuities were issued under a “qualified assignment” whereby Allstate Assignment Company and prior to July 1, 2001 Allstate Settlement Corporation (“ASC”), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC’s obligation to make future payments.
AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. ALIC guaranteed the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.59 billion and $4.63 billion as of December 31, 2018 and 2017, respectively.
Income taxes
The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).
Surplus notes
On December 2, 2016, the Company purchased for cash a $40 million 3.07% surplus note due December 2, 2036 that was issued by AAC. No payment of principal or interest is permitted on the surplus note without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principal on the surplus notes if certain statutory capital requirements are not met. The surplus note is classified as fixed income securities on the Consolidated Statements of Financial Position. The Company recorded investment income on this surplus note of $1 million in both 2018 and 2017 and $99 thousand in 2016.
The Company incurred interest expense related to the $325 million surplus notes due to Kennett of $15 million in 2016. The surplus notes were redeemed in 2017.
Liquidity and intercompany loan agreements
The Company is party to an Amended and Restated Intercompany Liquidity Agreement (“Liquidity Agreement”) with certain of its affiliates, which include, but are not limited to, AIC, AAC and the Corporation. The Liquidity Agreement allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of any party. The Company and AIC each serve as a lender and borrower, AAC and certain other affiliates serve only as borrowers, and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least 10 business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will

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bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter. The Company had no amounts outstanding under the Liquidity Agreement as of December 31, 2018 or 2017.
In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2018 or 2017.
Road Bay Investments, LLC (“RBI”), a consolidated subsidiary of ALIC, has a Revolving Loan Credit Agreement (“Credit Agreement”) with AHL, according to which AHL agreed to extend revolving credit loans to RBI. As security for its obligations under the Credit Agreement, RBI entered into a Pledge and Security Agreement with AHL, according to which RBI agreed to grant a pledge of and security interest in RBI’s right, title, and interest in certain assets of RBI. The Company had no amounts outstanding under the Credit Agreement as of December 31, 2018 or 2017.
Capital support agreement
The Company has a capital support agreement with AIC. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital (“RBC”) ratio of at least 150%. AIC’s obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from S&P’s, Moody’s or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company’s RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. During 2018 and 2017, no capital had been provided by AIC under this agreement.
External financing agreement
In January 2017, ALIC Reinsurance Company (“ALIC Re”), a wholly owned subsidiary of the Company, entered into a master transaction agreement with Bueller Financing LLC (“Bueller”), an external financing provider. In accordance with the agreement, Bueller issued a variable funding puttable note (“credit-linked note”) that is held in a trust. The credit-linked note can be put back to Bueller for cash in the event certain ALIC Re statutory reserves and capital are depleted. The balance of the credit-linked note will vary based on the statutory reserve balance with a maximum value of $1.75 billion. The impacts of the agreement are eliminated in consolidation and have no impact on the Consolidated Statements of Financial Position.
Dividends
The Company paid dividends of $250 million and $600 million to AIC in the form of cash in 2018 and 2017, respectively.

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5. Investments
Fair values
The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

($ in millions)	Amortized cost	Gross unrealized		Fair value
		Gains	Losses
December 31, 2018
U.S. government and agencies	$740	$33	$—	$773
Municipal	1,997	202	(4)	2,195
Corporate	17,521	433	(381)	17,573
Foreign government	170	9	—	179
ABS	429	3	(3)	429
RMBS	154	44	(1)	197
CMBS	33	7	—	40
Redeemable preferred stock	13	1	—	14
Total fixed income securities	$21,057	$732	$(389)	$21,400

December 31, 2017
U.S. government and agencies	$768	$38	$(2)	$804
Municipal	2,001	275	(3)	2,273
Corporate	18,262	960	(86)	19,136
Foreign government	279	20	—	299
ABS	383	6	(4)	385
RMBS	205	49	(1)	253
CMBS	93	6	(2)	97
Redeemable preferred stock	13	1	—	14
Total fixed income securities	$22,004	$1,355	$(98)	$23,261

Scheduled maturities
The scheduled maturities for fixed income securities are as follows as of December 31, 2018:

($ in millions)	Amortized cost	Fair value
Due in one year or less	$1,193	$1,205
Due after one year through five years	8,135	8,207
Due after five years through ten years	7,220	7,132
Due after ten years	3,893	4,190
	20,441	20,734
ABS, RMBS and CMBS	616	666
Total	$21,057	$21,400
Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. ABS, RMBS and CMBS are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

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Net investment income
Net investment income for the years ended December 31 is as follows:

($ in millions)	2018	2017	2016
Fixed income securities	$991	$1,058	$1,078
Mortgage loans	188	182	193
Equity securities	39	48	40
Limited partnership interests (1)(2)	327	457	292
Short-term investments	21	9	5
Policy loans	31	31	32
Other	91	79	90
Investment income, before expense	1,688	1,864	1,730
Investment expense	(103)	(87)	(71)
Net investment income	$1,585	$1,777	$1,659
_______________

(1)
 Due to the adoption of the recognition and measurement accounting standard on January 1, 2018, limited partnerships previously reported using the cost method are now reported at fair value with changes in fair value recognized in net investment income.

(2)	Includes net investment income of $213 million for EMA limited partnership interests and $114 million for limited partnership interests carried at fair value for 2018.
Realized capital gains and losses
Realized capital gains (losses) by asset type for the years ended December 31 are as follows:

($ in millions)	2018	2017	2016
Fixed income securities	$(40)	$(6)	$(59)
Mortgage loans	2	1	—
Equity securities	(124)	21	(22)
Limited partnership interests	(22)	46	(5)
Derivatives	10	(16)	8
Other	(1)	3	1
Realized capital gains (losses)	$(175)	$49	$(77)
Realized capital gains (losses) by transaction type for the years ended December 31 are as follows:

($ in millions)	2018	2017	2016
Impairment write-downs (1)	$(9)	$(41)	$(101)
Change in intent write-downs (1)	—	(4)	(12)
Net OTTI losses recognized in earnings	(9)	(45)	(113)
Sales (1)	(27)	110	31
Valuation of equity investments (1)(2)	(146)	—	—
Valuation and settlements of derivative instruments	7	(16)	5
Realized capital gains (losses)	$(175)	$49	$(77)
_______________

(1)
Due to the adoption of the recognition and measurement accounting standard, equity securities are reported at fair value with changes in fair value recognized in valuation of equity investments and are no longer included in impairment write-downs, change in intent write-downs and sales.

(2)	Includes valuation of equity securities and certain limited partnership interests where the underlying assets are predominately public equity securities.
Gross gains of $34 million and gross losses of $66 million were realized on sales of fixed income securities during 2018. Gross gains of $134 million and $184 million and gross losses of $86 million and $171 million were realized on sales of fixed income and equity securities during 2017 and 2016, respectively.
The following table presents the net pre-tax appreciation (decline) during 2018 of equity securities and limited partnership interests carried at fair value still held as of December 31, 2018, recognized in net income.

For the year ended
($ in millions)	December 31, 2018
Equity securities	$(78)
Limited partnership interests carried at fair value	113
Total	$35

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OTTI losses by asset type for the years ended December 31 are as follows:

($ in millions)	2018			2017			2016
	Gross	Included in OCI	Net	Gross	Included in OCI	Net	Gross	Included in OCI	Net
Fixed income securities:
Municipal	$—	$—	$—	$(1)	$—	$(1)	$—	$—	$—
Corporate	(1)	—	(1)	(7)	3	(4)	(23)	6	(17)
ABS	—	(1)	(1)	(1)	(1)	(2)	(4)	—	(4)
RMBS	(1)	—	(1)	—	(2)	(2)	—	(1)	(1)
CMBS	(4)	(1)	(5)	(9)	1	(8)	(15)	2	(13)
Total fixed income securities	(6)	(2)	(8)	(18)	1	(17)	(42)	7	(35)
Mortgage loans	—	—	—	(1)	—	(1)	—	—	—
Equity securities (1)	—	—	—	(16)	—	(16)	(59)	—	(59)
Limited partnership interests (1)	—	—	—	(9)	—	(9)	(15)	—	(15)
Other	(1)	—	(1)	(2)	—	(2)	(4)	—	(4)
OTTI losses	$(7)	$(2)	$(9)	$(46)	$1	$(45)	$(120)	$7	$(113)
______________

(1)
Due to the adoption of the recognition and measurement accounting standard on January 1, 2018, equity securities and limited partnerships previously reported using the cost method are now reported at fair value with changes in fair value recognized in net income and are no longer included in the table above.

The total amount of OTTI losses included in AOCI at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amounts exclude $101 million and $113 million as of December 31, 2018 and 2017, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

($ in millions)	December 31, 2018	December 31, 2017
Municipal	$(4)	$(4)
Corporate	(1)	—
ABS	(5)	(8)
RMBS	(32)	(37)
CMBS	(2)	(4)
Total	$(44)	$(53)
Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

($ in millions)	2018	2017	2016
Beginning balance	$(138)	$(176)	$(200)
Additional credit loss for securities previously other-than-temporarily impaired	(7)	(9)	(16)
Additional credit loss for securities not previously other-than-temporarily impaired	(1)	(8)	(19)
Reduction in credit loss for securities disposed or collected	22	54	58
Change in credit loss due to accretion of increase in cash flows	1	1	1
Ending balance	$(123)	$(138)	$(176)
The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security’s original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration of underlying collateral, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an OTTI for the difference between the estimated recovery value and amortized cost is recorded in earnings.

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The portion of the unrealized loss related to factors other than credit remains classified in AOCI. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.
Unrealized net capital gains and losses
Unrealized net capital gains and losses included in AOCI are as follows:

($ in millions)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2018		Gains	Losses
Fixed income securities	$21,400	$732	$(389)	$343
Short-term investments	810	—	—	—
Derivative instruments	—	—	—	—
EMA limited partnerships (1)				—
Unrealized net capital gains and losses, pre-tax				343
Amounts recognized for:
Insurance reserves (2)				—
DAC and DSI (3)				(35)
Amounts recognized				(35)
Deferred income taxes				(65)
Unrealized net capital gains and losses, after-tax				$243
____________

(1)
Unrealized net capital gains and losses for limited partnership interests represent the Company’s share of EMA limited partnerships’ other comprehensive income. Fair value and gross unrealized gains and losses are not applicable.

(2)
The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at lower interest rates, resulting in a premium deficiency. This adjustment primarily relates to structured settlement annuities with life contingencies (a type of immediate fixed annuities).

(3)
The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

($ in millions)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2017		Gains	Losses
Fixed income securities	$23,261	$1,355	$(98)	$1,257
Equity securities	1,614	311	(3)	308
Short-term investments	725	—	—	—
Derivative instruments (1)	2	2	—	2
EMA limited partnerships				1
Unrealized net capital gains and losses, pre-tax				1,568
Amounts recognized for:
Insurance reserves				(315)
DAC and DSI				(189)
Amounts recognized				(504)
Deferred income taxes				(229)
Unrealized net capital gains and losses, after-tax				$835
____________

(1)	Included in the fair value of derivative instruments is $2 million classified as liabilities.

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Change in unrealized net capital gains and losses
The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in millions)	2018	2017	2016
Fixed income securities	$(914)	$147	$251
Equity securities (1)	—	226	66
Derivative instruments	(2)	(3)	(5)
EMA limited partnerships	(1)	3	—
Total	(917)	373	312
Amounts recognized for:
Insurance reserves	315	(315)	—
DAC and DSI	154	(49)	(78)
Amounts recognized	469	(364)	(78)
Deferred income taxes	94	145	(81)
(Decrease) increase in unrealized net capital gains and losses, after-tax	$(354)	$154	$153
_______________

(1)
Upon adoption of the recognition and measurement accounting standard on January 1, 2018, $308 million of pre-tax unrealized net capital gains for equity securities were reclassified from AOCI to retained income. See Note 2 for further details.

Portfolio monitoring
The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income security whose carrying value may be other-than-temporarily impaired.
For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security’s decline in fair value is considered other than temporary and is recorded in earnings.
If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security’s original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.
The Company’s portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential OTTI using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company’s evaluation of OTTI for these securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost.

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The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ in millions)	Less than 12 months			12 months or more			Total unrealized losses
	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses

December 31, 2018
Fixed income securities
U.S. government and agencies	2	$6	$—	1	$1	$—	$—
Municipal	38	98	(1)	5	26	(3)	(4)
Corporate	1,260	6,799	(218)	370	2,633	(163)	(381)
ABS	30	167	(1)	11	31	(2)	(3)
RMBS	124	11	—	47	10	(1)	(1)
CMBS	3	7	—	2	—	—	—
Redeemable preferred stock	1	—	—	—	—	—	—
Total fixed income securities	1,458	$7,088	$(220)	436	$2,701	$(169)	$(389)
Investment grade fixed income securities	948	$5,255	$(121)	388	$2,551	$(147)	$(268)
Below investment grade fixed income securities	510	1,833	(99)	48	150	(22)	(121)
Total fixed income securities	1,458	$7,088	$(220)	436	$2,701	$(169)	$(389)

December 31, 2017
Fixed income securities
U.S. government and agencies	17	$443	$(2)	2	$25	$—	$(2)
Municipal	4	14	—	1	11	(3)	(3)
Corporate	456	2,899	(28)	144	1,324	(58)	(86)
ABS	33	170	(1)	8	24	(3)	(4)
RMBS	70	3	—	56	18	(1)	(1)
CMBS	2	1	—	6	23	(2)	(2)
Redeemable preferred stock	1	—	—	—	—	—	—
Total fixed income securities	583	3,530	(31)	217	1,425	(67)	(98)
Equity securities	87	66	(3)	1	—	—	(3)
Total fixed income and equity securities	670	$3,596	$(34)	218	$1,425	$(67)	$(101)
Investment grade fixed income securities	472	$3,192	$(22)	181	$1,320	$(52)	$(74)
Below investment grade fixed income securities	111	338	(9)	36	105	(15)	(24)
Total fixed income securities	583	$3,530	$(31)	217	$1,425	$(67)	$(98)
As of December 31, 2018, $358 million of the $389 million unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $358 million, $252 million are related to unrealized losses on investment grade fixed income securities. Of the remaining $106 million, $93 million have been in an unrealized loss position for less than 12 months. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody’s, a rating of AAA, AA, A or BBB from S&P Global Ratings (“S&P”), a comparable rating from another nationally recognized rating agency, or a comparable internal rating if an externally provided rating is not available. Market prices for certain securities may have credit spreads which imply higher or lower credit quality than the current third party rating. Unrealized losses on investment grade securities are principally related to an increase in market yields which may include increased risk-free interest rates and/or wider credit spreads since the time of initial purchase. The unrealized losses are expected to reverse as the securities approach maturity.
As of December 31, 2018, the remaining $31 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost. Investment grade fixed income securities comprising $16 million of these unrealized losses were evaluated based on factors such as discounted cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $31 million, $15 million are related to below investment grade fixed income securities. Of these amounts, $2 million are related to below investment grade fixed income securities that had been in an unrealized loss position greater than or equal to 20% of amortized cost for a period of twelve or more consecutive months as of December 31, 2018.
ABS, RMBS and CMBS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities’ positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, and (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company

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owns, such as overcollateralization and excess spread. Municipal bonds in an unrealized loss position were evaluated based on the underlying credit quality of the primary obligor, obligation type and quality of the underlying assets.
As of December 31, 2018, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis.
Limited partnerships
Investments in limited partnership interests include interests in private equity funds, real estate funds and other funds. As of December 31, 2018 and December 31, 2017 the carrying value of EMA limited partnerships totaled $2.51 billion and $2.54 billion, respectively, and limited partnerships carried at fair value as of December 31, 2018, while at cost method as of December 31, 2017, totaled $787 million and $611 million, respectively. Principal factors influencing carrying value appreciation or decline include operating performance, comparable public company earnings multiples, capitalization rates and the economic environment. For equity method limited partnerships, the Company recognizes an impairment loss when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment. Changes in fair value limited partnerships are recorded through net investment income and therefore are not tested for impairment.
Mortgage loans
The Company’s mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located across the United States and totaled, net of valuation allowance, $4.00 billion and $3.88 billion as of December 31, 2018 and 2017, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower.
The following table shows the principal geographic distribution of commercial real estate represented in the Company’s mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

(% of mortgage loan portfolio carrying value)	2018	2017
Texas	15.6%	13.0%
California	15.2	19.6
Illinois	8.5	8.2
New Jersey	7.2	8.0
Florida	6.4	6.7
The types of properties collateralizing the mortgage loans as of December 31 are as follows:

(% of mortgage loan portfolio carrying value)	2018	2017
Apartment complex	33.5%	29.2%
Office buildings	23.9	23.8
Warehouse	15.9	15.5
Retail	15.0	19.2
Other	11.7	12.3
Total	100.0%	100.0%
The contractual maturities of the mortgage loan portfolio as of December 31, 2018 are as follows:

($ in millions)	Number of loans	Carrying value	Percent
2019	5	$108	2.7%
2020	13	110	2.8
2021	39	428	10.7
2022	28	401	10.0
Thereafter	178	2,948	73.8
Total	263	$3,995	100.0%
Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan’s expected future repayment cash flows discounted at the loan’s original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Valuation allowances are adjusted for subsequent changes in the fair value of the collateral less costs to sell or present value of the loan’s expected future repayment cash flows. Mortgage loans are charged off against their corresponding valuation allowances when there is no reasonable expectation of recovery. The impairment

23

evaluation is non-statistical in respect to the aggregate portfolio but considers facts and circumstances attributable to each loan. It is not considered probable that additional impairment losses, beyond those identified on a specific loan basis, have been incurred as of December 31, 2018.
Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.
Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company’s credit monitoring process.
The following table reflects the carrying value of non-impaired mortgage loans summarized by debt service coverage ratio distribution as of December 31.

($ in millions)	2018			2017
Debt service coverage ratio distribution	Fixed rate mortgage loans	Variable rate mortgage loans	Total	Fixed rate mortgage loans	Variable rate mortgage loans	Total
Below 1.0	$6	$15	$21	$3	$—	$3
1.0 - 1.25	221	—	221	326	—	326
1.26 - 1.50	1,048	—	1,048	1,033	15	1,048
Above 1.50	2,659	42	2,701	2,482	13	2,495
Total non-impaired mortgage loans	$3,934	$57	$3,991	$3,844	$28	$3,872
Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.
The net carrying value of impaired mortgage loans as of December 31 is as follows:

($ in millions)	2018	2017
Impaired mortgage loans with a valuation allowance	$4	$4
Impaired mortgage loans without a valuation allowance	—	—
Total impaired mortgage loans	$4	$4
Valuation allowance on impaired mortgage loans	$3	$3

The average balance of impaired loans was $4 million, $7 million and $6 million during 2018, 2017 and 2016, respectively.
The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

($ in millions)	2018	2017	2016
Beginning balance	$3	$3	$3
Net increase in valuation allowance	—	1	—
Charge offs	—	(1)	—
Ending balance	$3	$3	$3
Payments on all mortgage loans were current as of December 31, 2018, 2017 and 2016.

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Municipal bonds
The Company maintains a diversified portfolio of municipal bonds which totaled $2.20 billion and $2.27 billion as of December 31, 2018 and 2017, respectively. The municipal bond portfolio includes general obligations of state and local issuers and revenue bonds (including pre-refunded bonds, which are bonds for which an irrevocable trust has been established to fund the remaining payments of principal and interest). The following table shows the principal geographic distribution of municipal bond issuers represented in the Company’s portfolio as of December 31. No other state represents more than 5% of the portfolio.

(% of municipal bond portfolio carrying value)	2018	2017
Texas	17.6%	16.9%
California	15.0	15.1
Oregon	9.8	9.4
New York	5.7	5.2
Short-term investments
Short-term investments, including money market funds, commercial paper, U.S. Treasury bills and other short-term investments, are carried at fair value. As of December 31, 2018 and 2017, the fair value of short-term investments totaled $810 million and $725 million, respectively.
Policy loans
Policy loans are carried at unpaid principal balances. As of both December 30, 2018 and 2017, the carrying value of policy loans totaled $561 million.
Other investments
Other investments primarily consist of agent loans, bank loans, real estate and derivatives. Agent loans are loans issued to exclusive Allstate agents and are carried at unpaid principal balances, net of valuation allowances and unamortized deferred fees or costs. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Real estate is carried at cost less accumulated depreciation. Derivatives are carried at fair value. The following table summarizes other investments by asset type.

($ in millions)	December 31, 2018	December 31, 2017
Agent loans	$620	$538
Bank loans	422	437
Real estate	228	157
Derivatives and other	30	122
Total	$1,300	$1,254
Concentration of credit risk
As of December 31, 2018, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company’s shareholder’s equity, other than the U.S. government and its agencies.
Securities loaned
The Company’s business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2018 and 2017, fixed income and equity securities with a carrying value of $502 million and $524 million, respectively, were on loan under these agreements. Interest income on collateral, net of fees, was $1 million, $1 million and $2 million in 2018, 2017 and 2016, respectively.
Other investment information
Included in fixed income securities are below investment grade assets totaling $2.57 billion and $2.91 billion as of December 31, 2018 and 2017, respectively.
As of December 31, 2018, fixed income securities and short-term investments with a carrying value of $21 million were on deposit with regulatory authorities as required by law.
As of December 31, 2018, the carrying value of fixed income securities and other investments that were non-income producing was $63 million.

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6. Fair Value of Assets and Liabilities
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.
Level 2: Assets and liabilities whose values are based on the following:

(a)	Quoted prices for similar assets or liabilities in active markets;

(b)	Quoted prices for identical or similar assets or liabilities in markets that are not active; or

(c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.
Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.
The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.
The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company’s processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.
The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company’s use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs.
The second situation where the Company classifies securities in Level 3 is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.
Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, bank loans, agent loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements.

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In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.
Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis
Level 1 measurements

•	Fixed income securities: Comprise certain U.S. Treasury fixed income securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•	Equity securities: Comprise actively traded, exchange-listed equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•
Short-term: Comprise U.S. Treasury bills valued based on unadjusted quoted prices for identical assets in active markets that the Company can access and actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

•
Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values that are readily determinable for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level 2 measurements

•	Fixed income securities:
U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Corporate - public: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Corporate - privately placed: Valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.
Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
ABS - collateralized debt obligations (“CDO”) and ABS - consumer and other: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Certain ABS - CDO and ABS - consumer and other are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable.
RMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.
CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.
Redeemable preferred stock: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

•	Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.

•	Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

•	Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.
Over-the-counter (“OTC”) derivatives, including interest rate swaps, foreign currency swaps, total return swaps, foreign exchange forward contracts, certain options and certain credit default swaps, are valued using models that rely on inputs such

27

as interest rate yield curves, implied volatilities, index price levels, currency rates, and credit spreads that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.
Level 3 measurements

•	Fixed income securities:
Municipal: Comprise municipal bonds that are not rated by third party credit rating agencies. The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads. Also included are municipal bonds valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable.
Corporate - public and Corporate - privately placed: Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Other inputs include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.
ABS - CDO, ABS - consumer and other: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

•
Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements.

•
Other investments: Certain OTC derivatives, such as interest rate caps, certain credit default swaps and certain options (including swaptions), are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves and credit spreads.

•
Contractholder funds:  Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

Assets and liabilities measured at fair value on a non-recurring basis
Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell.
Investments excluded from the fair value hierarchy
Limited partnerships carried at fair value, which do not have readily determinable fair values, use NAV provided by the investees and are excluded from the fair value hierarchy. These investments are generally not redeemable by the investees and generally cannot be sold without approval of the general partner. The Company receives distributions of income and proceeds from the liquidation of the underlying assets of the investees, which usually takes place in years 4-9 of the typical contractual life of 10-12 years. As of December 31, 2018, the Company has commitments to invest $277 million in these limited partnership interests.

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The following table summarizes the Company’s assets and liabilities measured at fair value as of December 31, 2018.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2018
Assets
Fixed income securities:
U.S. government and agencies	$493	$280	$—		$773
Municipal	—	2,156	39		2,195
Corporate - public	—	11,891	33		11,924
Corporate - privately placed	—	5,552	97		5,649
Foreign government	—	179	—		179
ABS - CDO	—	26	6		32
ABS - consumer and other	—	381	16		397
RMBS	—	197	—		197
CMBS	—	40	—		40
Redeemable preferred stock	—	14	—		14
Total fixed income securities	493	20,716	191		21,400
Equity securities	1,182	14	129		1,325
Short-term investments	443	367	—		810
Other investments: Free-standing derivatives	—	30	1	$(8)	23
Separate account assets	2,783	—	—		2,783
Total recurring basis assets	$4,901	$21,127	$321	$(8)	$26,341
% of total assets at fair value	18.6%	80.2%	1.2%	—%	100%

Investments reported at NAV					787
Total					$27,128

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(223)		$(223)
Other liabilities: Free-standing derivatives	—	(7)	—	$2	(5)
Total recurring basis liabilities	$—	$(7)	$(223)	$2	$(228)
% of total liabilities at fair value	—%	3.1%	97.8%	(0.9)%	100%

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The following table summarizes the Company’s assets and liabilities measured at fair value as of December 31, 2017.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2017
Assets
Fixed income securities:
U.S. government and agencies	$488	$316	$—		$804
Municipal	—	2,216	57		2,273
Corporate - public	—	13,168	49		13,217
Corporate - privately placed	—	5,699	220		5,919
Foreign government	—	299	—		299
ABS - CDO	—	38	10		48
ABS - consumer and other	—	297	40		337
RMBS	—	253	—		253
CMBS	—	97	—		97
Redeemable preferred stock	—	14	—		14
Total fixed income securities	488	22,397	376		23,261
Equity securities	1,508	16	90		1,614
Short-term investments	110	615	—		725
Other investments: Free-standing derivatives	—	117	1	$(3)	115
Separate account assets	3,422	—	—		3,422
Total recurring basis assets	$5,528	$23,145	$467	$(3)	$29,137
% of total assets at fair value	19.0%	79.4%	1.6%	—%	100.0%

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(284)		$(284)
Other liabilities: Free-standing derivatives	—	(62)	—	$1	(61)
Total recurring basis liabilities	$—	$(62)	$(284)	$1	$(345)
% of total liabilities at fair value	—%	18.0%	82.3%	(0.3)%	100%

The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

($ in millions)	Fair value	Valuation technique	Unobservable input	Range	Weighted average
December 31, 2018
Derivatives embedded in life and annuity contracts – Equity-indexed and forward starting options	$(184)	Stochastic cash flow model	Projected option cost	1.0 - 2.2%	1.74%
December 31, 2017
Derivatives embedded in life and annuity contracts – Equity-indexed and forward starting options	$(250)	Stochastic cash flow model	Projected option cost	1.0 - 2.2%	1.74%

The embedded derivatives are equity-indexed and forward starting options in certain life and annuity products that provide customers with interest crediting rates based on the performance of the S&P 500. If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value.
As of December 31, 2018 and 2017, Level 3 fair value measurements of fixed income securities total $191 million and $376 million, respectively, and include $80 million and $237 million, respectively, of securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. The Company does not develop the unobservable inputs used in measuring fair value; therefore, these are not included in the table above. However, an increase (decrease) in credit spreads for fixed income securities valued based on non-binding broker quotes would result in a lower (higher) fair value.

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The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2018.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2017	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$57	$—	$(2)	$—	$(16)
Corporate - public	49	—	(2)	3	(3)
Corporate - privately placed	220	(2)	(2)	10	(101)
ABS - CDO	10	—	—	—	—
ABS - consumer and other	40	—	—	12	(18)
Total fixed income securities	376	(2)	(6)	25	(138)
Equity securities	90	16	—	—	—
Free-standing derivatives, net	1	—	—	—	—
Total recurring Level 3 assets	$467	$14	$(6)	$25	$(138)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(284)	$57	$—	$—	$—
Total recurring Level 3 liabilities	$(284)	$57	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2018
Assets
Fixed income securities:
Municipal	$2	$(2)	$—	$—	$39
Corporate - public	—	(11)	—	(3)	33
Corporate - privately placed	12	—	—	(40)	97
ABS - CDO	—	—	—	(4)	6
ABS - consumer and other	20	(19)	—	(19)	16
Total fixed income securities	34	(32)	—	(66)	191
Equity securities	30	(7)	—	—	129
Free-standing derivatives, net	—	—	—	—	1	(2)
Total recurring Level 3 assets	$64	$(39)	$—	$(66)	$321
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(2)	$6	$(223)
Total recurring Level 3 liabilities	$—	$—	$(2)	$6	$(223)
_____________________

(1)
The effect to net income totals $71 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $14 million in realized capital gains and losses, $62 million in interest credited to contractholder funds and $(5) million in contract benefits.

(2)	Comprises $1 million of assets.

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The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2017.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2016	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$59	$—	$2	$—	$—
Corporate - public	47	1	—	3	(15)
Corporate - privately placed	264	7	(2)	11	(16)
ABS - CDO	27	—	6	4	(10)
ABS - consumer and other	42	—	—	—	(26)
Total fixed income securities	439	8	6	18	(67)
Equity securities	76	8	3	—	—
Free-standing derivatives, net	(2)	3	—	—	—
Other assets	1	(1)	—	—	—
Total recurring Level 3 assets	$514	$18	$9	$18	$(67)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(289)	$1	$—	$—	$—
Total recurring Level 3 liabilities	$(289)	$1	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2017
Assets
Fixed income securities:
Municipal	$—	$(2)	$—	$(2)	$57
Corporate - public	17	—	—	(4)	49
Corporate - privately placed	20	(30)	—	(34)	220
ABS - CDO	5	—	—	(22)	10
ABS - consumer and other	29	—	—	(5)	40
Total fixed income securities	71	(32)	—	(67)	376
Equity securities	13	(10)	—	—	90
Free-standing derivatives, net	—	—	—	—	1	(2)
Other assets	—	—	—	—	—
Total recurring Level 3 assets	$84	$(42)	$—	$(67)	$467
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(2)	$6	$(284)
Total recurring Level 3 liabilities	$—	$—	$(2)	$6	$(284)
 ____________________

(1)
The effect to net income totals $19 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $9 million in realized capital gains and losses, $10 million in net investment income, $(9) million in interest credited to contractholder funds and $9 million in contract benefits.

(2)	Comprises $1 million of assets.

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The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2016.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2015	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$78	$12	$(8)	$6	$—
Corporate - public	44	—	—	16	(15)
Corporate - privately placed	447	15	18	16	(277)
ABS - CDO	53	1	5	8	(1)
ABS - consumer and other	44	—	(3)	3	(7)
Total fixed income securities	666	28	12	49	(300)
Equity securities	60	(15)	5	—	(4)
Free-standing derivatives, net	(7)	6	—	—	—
Other assets	1	—	—	—	—
Total recurring Level 3 assets	$720	$19	$17	$49	$(304)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(299)	$6	$—	$—	$—
Total recurring Level 3 liabilities	$(299)	$6	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2016
Assets
Fixed income securities:
Municipal	$—	$(27)	$—	$(2)	$59
Corporate - public	6	(3)	—	(1)	47
Corporate - privately placed	108	(15)	—	(48)	264
ABS - CDO	—	(2)	—	(37)	27
ABS - consumer and other	7	—	—	(2)	42
Total fixed income securities	121	(47)	—	(90)	439
Equity securities	32	(2)	—	—	76
Free-standing derivatives, net	—	—	—	(1)	(2)	(2)
Other assets	—	—	—	—	1
Total recurring Level 3 assets	$153	$(49)	$—	$(91)	$514
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(3)	$7	$(289)
Total recurring Level 3 liabilities	$—	$—	$(3)	$7	$(289)
_________________________

(1)
The effect to net income totals $25 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $8 million in realized capital gains and losses, $11 million in net investment income, $(3) million in interest credited to contractholder funds and $9 million in contract benefits.

(2)	Comprises $1 million of assets and $3 million of liabilities.

Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source, including situations where a fair value quote is not provided by the Company’s independent third-party valuation service provider resulting in the price becoming stale or replaced with a broker quote whose inputs have not been corroborated to be market observable. This situation will result in the transfer of a security into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.
There were no transfers between Level 1 and Level 2 during 2018, 2017 or 2016.

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Transfers into Level 3 during 2018, 2017 and 2016 included situations where a fair value quote was not provided by the Company’s independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where the inputs had not been corroborated to be market observable resulting in the security being classified as Level 3. Transfers out of Level 3 during 2018, 2017 and 2016 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company’s independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.
The table below provides valuation changes included in net income for Level 3 assets and liabilities held as of December 31.

($ in millions)	2018	2017	2016
Assets
Fixed income securities:
Municipal	$—	$—	$2
Corporate	—	1	1
Total fixed income securities	—	1	3
Equity securities	16	9	(15)
Free-standing derivatives, net	—	—	5
Other assets	—	(1)	—
Total recurring Level 3 assets	$16	$9	$(7)

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$57	$1	$6
Total recurring Level 3 liabilities	$57	$1	$6
The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was held and determined to be in Level 3. These gains and losses total $73 million in 2018 and are reported as follows: $16 million in realized capital gains and losses, $62 million in interest credited to contractholder funds and $(5) million in contract benefits. These gains and losses total $10 million in 2017 and are reported as follows: $10 million in net investment income, $(9) million in interest credited to contractholder funds and $9 million in contract benefits. These gains and losses total $(1) million in 2016 and are reported as follows: $(18) million in realized capital gains and losses, $11 million in net investment income, $(3) million in interest credited to contractholder funds and $9 million in contract benefits.
Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.
Financial assets

($ in millions)		December 31, 2018		December 31, 2017
	Fair value level	Carrying value	Fair value	Carrying value	Fair value
Mortgage loans	Level 3	$3,995	$4,028	$3,876	$4,052
Bank loans	Level 3	422	408	437	437
Agent loans	Level 3	620	617	538	536
Financial liabilities

($ in millions)		December 31, 2018		December 31, 2017
	Fair value level	Carrying value	Fair value	Carrying value	Fair value
Contractholder funds on investment contracts	Level 3	$9,213	$9,629	$10,331	$11,036
Liability for collateral	Level 2	525	525	542	542
Notes due to related parties	Level 3	140	138	140	141
7. Derivative Financial Instruments and Off-balance sheet Financial Instruments
The Company uses derivatives for risk reduction and to increase investment portfolio returns through asset replication. Risk reduction activity is focused on managing the risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates, changes in equity market valuations, increases in credit spreads and foreign currency fluctuations. Asset replication refers to the “synthetic” creation of assets through the use of derivatives. The Company replicates fixed income securities using a combination of a credit default swap, index total return swap or a foreign currency forward contract and one or more highly rated fixed income securities, primarily investment grade host bonds, to synthetically replicate the economic

34

characteristics of one or more cash market securities. The Company replicates equity securities using futures, index total return swaps and options to increase equity exposure.
The Company utilizes several derivative strategies to manage risk. Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company’s assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, swaptions and futures are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. Fixed income index total return swaps are used to offset valuation losses in the fixed income portfolio during periods of declining market values. Credit default swaps are typically used to mitigate the credit risk within the Company’s fixed income portfolio. Futures and options are used for hedging the equity exposure contained in the Company’s equity indexed life and annuity product contracts that offer equity returns to contractholders. In addition, the Company uses equity index total return swaps, options and futures to offset valuation losses in the equity portfolio during periods of declining equity market values. Foreign currency swaps and forwards are primarily used by the Company to reduce the foreign currency risk associated with holding foreign currency denominated investments.
The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value with changes in fair value of embedded derivatives reported in net income. The Company’s primary embedded derivatives are equity options in life and annuity product contracts, which provide returns linked to equity indices to contractholders.
When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.
The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps where the Company has sold credit protection represent the maximum amount of potential loss, assuming no recoveries.
Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Consolidated Statements of Financial Position.
For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of both the derivative instrument and the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses are amortized from AOCI and are reported in net income in the same period the forecasted transactions being hedged impact net income.
Non-hedge accounting is generally used for “portfolio” level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company’s derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.

35

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2018.

($ in millions, except number of contracts)		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other investments	$6	n/a	$—	$—	$—
Futures	Other assets	—	330	—	—	—
Equity and index contracts
Options	Other investments	—	3,440	21	21	—
Futures	Other assets	—	26	—	—	—
Total return index contracts
Total return swap agreements - fixed income	Other investments	7	n/a	—	—	—
Total return swap agreements - equity index	Other investments	10	n/a	(1)	—	(1)
Foreign currency contracts
Foreign currency forwards	Other investments	240	n/a	8	8	—
Credit default contracts
Credit default swaps – buying protection	Other investments	27	n/a	—	1	(1)
Other contracts
Other	Other investments	2	n/a	—	—	—
Total asset derivatives		$292	3,796	$28	$30	$(2)

Liability derivatives
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other liabilities & accrued expenses	$31	n/a	$1	$1	$—
Equity and index contracts
Options	Other liabilities & accrued expenses	—	3,266	(5)	—	(5)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	169	n/a	(25)	—	(25)
Guaranteed withdrawal benefits	Contractholder funds	210	n/a	(14)	—	(14)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	1,696	n/a	(184)	—	(184)
Credit default contracts
Credit default swaps – selling protection	Other liabilities & accrued expenses	1	n/a	—	—	—
Total liability derivatives		2,107	3,266	(227)	$1	$(228)
Total derivatives		$2,399	7,062	$(199)
_________________________________________
(1)   Volume for OTC and cleared derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

36

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2017.

($ in millions, except number of contracts)		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other investments	$15	n/a	$—	$—	$—
Equity and index contracts
Options	Other investments	—	4,485	114	114	—
Credit default contracts
Credit default swaps – buying protection	Other investments	3	n/a	—	—	—
Credit default swaps – selling protection	Other investments	80	n/a	1	1	—
Other contracts
Other	Other assets	3	n/a	—	—	—
Total asset derivatives		$101	4,485	$115	$115	$—

Liability derivatives
Derivatives designated as accounting hedging instruments
Foreign currency swap agreements	Other liabilities & accrued expenses	$19	n/a	$2	$2	$—
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other liabilities & accrued expenses	30	n/a	1	1	—
Equity and index contracts
Options and futures	Other liabilities & accrued expenses	—	4,464	(53)	—	(53)
Foreign currency contracts
Foreign currency forwards	Other liabilities & accrued expenses	207	n/a	(8)	—	(8)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	225	n/a	(22)	—	(22)
Guaranteed withdrawal benefits	Contractholder funds	274	n/a	(12)	—	(12)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	1,735	n/a	(250)	—	(250)
Credit default contracts
Credit default swaps – buying protection	Other liabilities & accrued expenses	34	n/a	(1)	—	—
Credit default swaps – selling protection	Other liabilities & accrued expenses	1	n/a	—	—	(1)
Subtotal		2,506	4,464	(345)	1	(346)
Total liability derivatives		2,525	4,464	(343)	$3	$(346)
Total derivatives		$2,626	8,949	$(228)
__________________________________________
(1)   Volume for OTC and cleared derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

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The following table provides gross and net amounts for the Company’s OTC derivatives, all of which are subject to enforceable master netting agreements.

($ in millions)		Offsets
	Gross amount	Counter- party netting	Cash collateral (received) pledged	Net amount on balance sheet	Securities collateral (received) pledged	Net amount
December 31, 2018
Asset derivatives	$10	$(3)	$(5)	$2	$—	$2
Liability derivatives	(2)	3	(1)	—	—	—

December 31, 2017
Asset derivatives	$4	$(3)	$—	$1	$—	$1
Liability derivatives	(10)	3	(2)	(9)	3	(6)
The following table provides a summary of the impacts of the Company’s foreign currency contracts in cash flow hedging relationships for the years ended December 31. There was no hedge ineffectiveness reported in realized gains and losses in 2018, 2017 or 2016.

($ in millions)	2018	2017	2016
Gain (loss) recognized in OCI on derivatives during the period	$1	$(2)	$(1)
Gain recognized in OCI on derivatives during the term of the hedging relationship	—	2	5
Gain reclassified from AOCI into income (net investment income)	—	1	1
Gain reclassified from AOCI into income (realized capital gains and losses)	3	—	3
The following tables present gains and losses from valuation and settlements reported on derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations and Comprehensive Income. In 2018, 2017 and 2016, the Company had no derivatives used in fair value hedging relationships.

($ in millions)	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total gain (loss) recognized in net income on derivatives
2018
Interest rate contracts	$1	$—	$—	$1
Equity and index contracts	(4)	—	(23)	(27)
Embedded derivative financial instruments	—	(5)	66	61
Foreign currency contracts	12	—	—	12
Total return swaps - fixed income	(1)	—	—	(1)
Total return swaps - equity	(1)	—	—	(1)
Total	$7	$(5)	$43	$45

2017
Equity and index contracts	$(4)	$—	$45	$41
Embedded derivative financial instruments	—	9	(5)	4
Foreign currency contracts	(14)	—	—	(14)
Credit default contracts	2	—	—	2
Total	$(16)	$9	$40	$33

2016
Equity and index contracts	$(4)	$—	$18	$14
Embedded derivative financial instruments	—	9	1	10
Foreign currency contracts	6	—	—	6
Credit default contracts	3	—	—	3
Total	$5	$9	$19	$33
The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements (“MNAs”) and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2018, counterparties pledged $8 million in collateral to the Company, and the Company pledged $2 million in cash and securities to counterparties. The Company

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has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk.
Counterparty credit exposure represents the Company’s potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.
For certain exchange traded and cleared derivatives, margin deposits are required as well as daily cash settlements of margin accounts. As of December 31, 2018 the Company pledged $7 million in the form of margin deposits.
The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company’s OTC derivatives.

($ in millions)	2018				2017
Rating (1)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)
A+	3	$283	$9	$1	2	$59	$3	$—
A	1	23	—	—	—	—	—	—
Total	4	$306	$9	$1	2	$59	$3	$—
_________________________

(1)	Allstate uses the lower of S&P or Moody’s long-term debt issuer ratings.

(2)	Only OTC derivatives with a net positive fair value are included for each counterparty.
Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company’s senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.
Certain of the Company’s derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative agreement or a specific trade on certain dates if AIC’s, ALIC’s or Allstate Life Insurance Company of New York’s (“ALNY”) financial strength credit ratings by Moody’s or S&P fall below a certain level. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative agreement if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on AIC’s, ALIC’s or ALNY’s financial strength credit ratings by Moody’s or S&P, or in the event AIC, ALIC or ALNY are no longer rated by either Moody’s or S&P.
The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

($ in millions)	2018	2017
Gross liability fair value of contracts containing credit-risk-contingent features	$2	$12
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs	(2)	(5)
Collateral posted under MNAs for contracts containing credit-risk-contingent features	—	(3)
Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were triggered concurrently	$—	$4
Credit derivatives - selling protection
A credit default swap (“CDS”) is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the “reference entity” or a portfolio of “reference entities”), in return for a periodic premium. In selling protection, CDSs are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDSs typically have a five-year term.

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The following table shows the CDS notional amounts by credit rating and fair value of protection sold.

($ in millions)	Notional amount
	AA	A	BBB	BB and lower	Total	Fair value
December 31, 2018
Single name
Corporate debt	$—	$—	$—	$1	$1	$—
Total	$—	$—	$—	$1	$1	$—

December 31, 2017
Single name
Corporate debt	$—	$—	$—	$1	$1	$—
Index
Corporate debt	1	19	45	15	80	1
Total	$1	$19	$45	$16	$81	$1
In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default (“FTD”) structure or credit derivative index (“CDX”) that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the reference entity’s public fixed maturity cash instruments and swap rates at the time the agreement is executed. With a FTD basket, because of the additional credit risk inherent in a basket of named reference entities, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference entities. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at the time of settlement. For CDX, the reference entity’s name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.
The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.
Off-balance sheet financial instruments
The contractual amounts of off-balance sheet financial instruments as of December 31 are as follows:

($ in millions)	2018	2017
Commitments to invest in limited partnership interests	$1,195	$1,345
Private placement commitments	7	27
Other loan commitments	176	87
In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance sheet financial instruments with credit risk.
Commitments to invest in limited partnership interests represent agreements to acquire new or additional participation in certain limited partnership investments. The Company enters into these agreements in the normal course of business. Because the investments in limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.
Private placement commitments represent commitments to purchase private placement debt and private equity securities at a future date. The Company enters into these agreements in the normal course of business. The fair value of the debt commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final. Because the private equity securities are not actively traded, it is not practical to estimate fair value of the commitments.
Other loan commitments are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates.

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Commitments have either fixed or varying expiration dates or other termination clauses. The fair value of these commitments is insignificant.
8. Reserve for Life-Contingent Contract Benefits and Contractholder Funds
As of December 31, the reserve for life-contingent contract benefits consists of the following:

($ in millions)	2018	2017
Immediate fixed annuities:
Structured settlement annuities	$6,701	$6,994
Other immediate fixed annuities	1,709	1,850
Traditional life insurance	2,517	2,458
Accident and health insurance	203	238
Other	109	85
Total reserve for life-contingent contract benefits	$11,239	$11,625
The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits.

Product	Mortality	Interest rate	Estimation method
Structured settlement annuities	U.S. population with projected calendar year improvements; mortality rates adjusted for each impaired life based on reduction in life expectancy	Interest rate assumptions range from 2.9% to 9.0%	Present value of contractually specified future benefits
Other immediate fixed annuities
1983 group annuity mortality table with internal modifications; 1983 individual annuity mortality table; Annuity 2000 mortality table with internal modifications; Annuity 2000 mortality table; 1983 individual annuity mortality table with internal modifications
		Interest rate assumptions range from 0.0% to 11.5%	Present value of expected future benefits based on historical experience
Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 2.5% to 11.3%	Net level premium reserve method using the Company’s withdrawal experience rates; includes reserves for unpaid claims
Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 3.0% to 7.0%	Unearned premium; additional contract reserves for mortality risk and unpaid claims
Other: Variable annuity guaranteed minimum death benefits (1)	Annuity 2012 mortality table with internal modifications	Interest rate assumptions range from 2.0% to 5.8%	Projected benefit ratio applied to cumulative assessments
______________________

(1)
In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively “Prudential”).

To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability is included in the reserve for life-contingent contract benefits with respect to this deficiency. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in AOCI. The liability was zero and $315 million as of December 31, 2018 and 2017, respectively.
As of December 31, contractholder funds consist of the following:

($ in millions)	2018	2017
Interest-sensitive life insurance	$7,369	$7,387
Investment contracts:
Fixed annuities	9,645	10,790
Other investment contracts	456	415
Total contractholder funds	$17,470	$18,592

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The following table highlights the key contract provisions relating to contractholder funds.

Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0.0% to 10.0% for equity-indexed life (whose returns are indexed to the S&P 500) and 1.0% to 6.0% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years
Fixed annuities
Interest rates credited range from 0.0% to 9.8% for immediate annuities; (8.0)% to 10.8% for equity-indexed annuities (whose returns are indexed to the S&P 500); and 0.1% to 6.0% for all other products

Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 13.5% of fixed annuities are subject to market value adjustment for discretionary withdrawals

Other investment contracts:
Guaranteed minimum income, accumulation and withdrawal benefits on variable (1) and fixed annuities and secondary guarantees on interest-sensitive life insurance and fixed annuities
	Interest rates used in establishing reserves range from 1.7% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract
______________________

(1)	In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.
Contractholder funds activity for the years ended December 31 is as follows:

($ in millions)	2018	2017	2016
Balance, beginning of year	$18,592	$19,470	$20,542
Deposits	863	909	969
Interest credited	597	635	672
Benefits	(810)	(871)	(947)
Surrenders and partial withdrawals	(1,095)	(960)	(1,014)
Maturities of and interest payments on institutional products	—	—	(86)
Contract charges	(645)	(655)	(665)
Net transfers from separate accounts	7	4	5
Other adjustments	(39)	60	(6)
Balance, end of year	$17,470	$18,592	$19,470
The Company offered various guarantees to variable annuity contractholders. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance.
Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. The account balances of variable annuity contracts’ separate accounts with guarantees included $2.45 billion and $3.00 billion of equity, fixed income and balanced mutual funds and $245 million and $322 million of money market mutual funds as of December 31, 2018 and 2017, respectively.

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The table below presents information regarding the Company’s variable annuity contracts with guarantees. The Company’s variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts’ separate accounts with guarantees.

($ in millions)	December 31,
	2018	2017
In the event of death
Separate account value	$2,694	$3,323
Net amount at risk (1)	$605	$453
Average attained age of contractholders	71 years	70 years
At annuitization (includes income benefit guarantees)
Separate account value	$778	$944
Net amount at risk (2)	$264	$202
Weighted average waiting period until annuitization options available	None	None
For cumulative periodic withdrawals
Separate account value	$190	$253
Net amount at risk (3)	$16	$10
Accumulation at specified dates
Separate account value	$129	$170
Net amount at risk (4)	$26	$17
Weighted average waiting period until guarantee date	4 years	5 years
____________

(1)	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.

(2)	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

(3)	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.

(4)	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.
The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.
Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant’s attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.
Guarantees related to the majority of withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

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The following table summarizes the liabilities for guarantees.

($ in millions)	Liability for guarantees related to death benefits and interest-sensitive life products	Liability for guarantees related to income benefits	Liability for guarantees related to accumulation and withdrawal benefits	Total
Balance, December 31, 2017 (1)	$261	$28	$80	$369
Less reinsurance recoverables	87	25	34	146
Net balance as of December 31, 2017	174	3	46	223
Incurred guarantee benefits	24	—	13	37
Paid guarantee benefits	(2)	—	—	(2)
Net change	22	—	13	35
Net balance as of December 31, 2018	196	3	59	258
Plus reinsurance recoverables	111	35	39	185
Balance, December 31, 2018 (2)	$307	$38	$98	$443

Balance, December 31, 2016 (3)	$244	$43	$77	$364
Less reinsurance recoverables	101	40	43	184
Net balance as of December 31, 2016	143	3	34	180
Incurred guarantee benefits	33	—	12	45
Paid guarantee benefits	(2)	—	—	(2)
Net change	31	—	12	43
Net balance as of December 31, 2017	174	3	46	223
Plus reinsurance recoverables	87	25	34	146
Balance, December 31, 2017 (1)	$261	$28	$80	$369
____________

(1)
Included in the total liability balance as of December 31, 2017 are reserves for variable annuity death benefits of $85 million, variable annuity income benefits of $26 million, variable annuity accumulation benefits of $22 million, variable annuity withdrawal benefits of $12 million and other guarantees of $224 million.

(2)
Included in the total liability balance as of December 31, 2018 are reserves for variable annuity death benefits of $109 million, variable annuity income benefits of $36 million, variable annuity accumulation benefits of $25 million, variable annuity withdrawal benefits of $14 million and other guarantees of $259 million.

(3)
Included in the total liability balance as of December 31, 2016 are reserves for variable annuity death benefits of $100 million, variable annuity income benefits of $40 million, variable annuity accumulation benefits of $34 million, variable annuity withdrawal benefits of $9 million and other guarantees of $181 million.

9. Reinsurance
The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies.
For certain term life insurance policies issued prior to October 2009, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance under coinsurance agreements to a pool of fourteen unaffiliated reinsurers. Effective October 2009, mortality risk on term business is ceded under yearly renewable term agreements under which the Company cedes mortality in excess of its retention, which is consistent with how the Company generally reinsures its permanent life insurance business. The following table summarizes those retention limits by period of policy issuance.

Period	Retention limits
April 2015 through current	Single life: $2 million per life Joint life: no longer offered
April 2011 through March 2015
Single life: $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
Joint life: $8 million per life, and $10 million for contracts that meet specific criteria

July 2007 through March 2011	$5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
September 1998 through June 2007	$2 million per life, in 2006 the limit was increased to $5 million for instances when specific criteria were met
August 1998 and prior	Up to $1 million per life

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In addition, the Company has used reinsurance to effect the disposition of certain blocks of business. The Company had reinsurance recoverables of $1.36 billion and $1.35 billion as of December 31, 2018 and 2017, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2018, premiums and contract charges of $72 million, contract benefits of $87 million, interest credited to contractholder funds of $20 million, and operating costs and expenses of $14 million were ceded to Prudential. In 2017, premiums and contract charges of $76 million, contract benefits of $7 million, interest credited to contractholder funds of $20 million, and operating costs and expenses of $15 million were ceded to Prudential. In 2016, premiums and contract charges of $78 million, contract benefits of $21 million, interest credited to contractholder funds of $20 million, and operating costs and expenses of $15 million were ceded to Prudential. In addition, as of December 31, 2018 and 2017 the Company had reinsurance recoverables of $118 million and $139 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance) and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.
The Company is the assuming reinsurer for Lincoln Benefit Life Company’s (“LBL’s”) life insurance business sold through the Allstate agency channel and LBL’s payout annuity business in force prior to the sale of LBL on April 1, 2014. Under the terms of the reinsurance agreement, the Company is required to have a trust with assets greater than or equal to the statutory reserves ceded by LBL to the Company, measured on a monthly basis. As of December 31, 2018, the trust held $5.94 billion of investments, which are reported in the Consolidated Statement of Financial Position.
As of December 31, 2018, the gross life insurance in force was $414.52 billion of which $4.84 billion and $78.33 billion were ceded to affiliated and unaffiliated reinsurers, respectively.
The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ in millions)	2018	2017	2016
Direct	$743	$734	$715
Assumed
Affiliate	241	227	138
Non-affiliate	741	772	803
Ceded
Affiliate	(51)	(52)	(53)
Non-affiliate	(275)	(288)	(294)
Premiums and contract charges, net of reinsurance	$1,399	$1,393	$1,309
The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ in millions)	2018	2017	2016
Direct	$1,062	$1,003	$999
Assumed
Affiliate	149	130	90
Non-affiliate	484	505	522
Ceded
Affiliate	(35)	(33)	(36)
Non-affiliate	(214)	(175)	(188)
Contract benefits, net of reinsurance	$1,446	$1,430	$1,387
The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ in millions)	2018	2017	2016
Direct	$533	$546	$598
Assumed
Affiliate	8	8	9
Non-affiliate	104	131	116
Ceded
Affiliate	(20)	(21)	(21)
Non-affiliate	(24)	(25)	(25)
Interest credited to contractholder funds, net of reinsurance	$601	$639	$677

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Reinsurance recoverables on paid and unpaid benefits as of December 31 are summarized in the following table.

($ in millions)	2018	2017
Annuities	$1,369	$1,357
Life insurance	1,183	1,243
Other	53	80
Total	$2,605	$2,680
As of December 31, 2018 and 2017, approximately 78% and 77%, respectively, of the Company’s reinsurance recoverables are due from companies rated A- or better by S&P.
10. Deferred Policy Acquisition and Sales Inducement Costs
Deferred policy acquisition costs for the years ended December 31 are as follows:

($ in millions)	2018	2017	2016
Balance, beginning of year	$1,156	$1,187	$1,314
Acquisition costs deferred	78	122	79
Amortization charged to income	(146)	(152)	(134)
Effect of unrealized gains and losses	144	(46)	(72)
Reinsurance assumed from AAC	—	45	—
Balance, end of year	$1,232	$1,156	$1,187
DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

($ in millions)	2018	2017	2016
Balance, beginning of year	$36	$40	$45
Sales inducements deferred	—	—	1
Amortization charged to income	(4)	(4)	(5)
Effect of unrealized gains and losses	2	—	(1)
Balance, end of year	$34	$36	$40
11. Guarantees and Contingent Liabilities
Guaranty funds
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. Since most states allow a credit against premium or other state related taxes for assessments, an asset is recorded based on paid and accrued assessments for the amount the Company expects to recover on the respective state’s tax return and is realized over the period allocated by each state. As of both December 31, 2018 and 2017, the liability balance included in other liabilities and accrued expenses was $4 million. The related premium tax offsets included in other assets were $7 million and $10 million as of December 31, 2018 and 2017, respectively.
Guarantees
Related to the sale of LBL on April 1, 2014, the Company agreed to indemnify Resolution Life Holdings, Inc. in connection with certain representations, warranties and covenants of the Company, and certain liabilities specifically excluded from the transaction, subject to specific contractual limitations regarding the Company’s maximum obligation. Management does not believe these indemnifications will have a material effect on results of operations, cash flows or financial position of the Company.
Related to the disposal through reinsurance of substantially all of the Company’s variable annuity business to Prudential in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including certain liabilities arising from the Company’s provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material effect on results of operations, cash flows or financial position of the Company.

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The aggregate liability balance related to all guarantees was not material as of December 31, 2018.
In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.
Regulation and compliance
The Company is subject to extensive laws, regulations and regulatory actions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agency and broker compensation, regulate the nature of and amount of investments, impose fines and penalties for unintended errors or mistakes, impose additional regulations regarding cybersecurity and privacy, and otherwise expand overall regulation of insurance products and the insurance industry. In addition, the Company is subject to laws and regulations administered and enforced by federal agencies, international agencies, and other organizations, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, and the U.S. Department of Justice. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company’s business, if any, are uncertain.
12. Income Taxes
ALIC and its subsidiaries (the “Allstate Life Group”) join with the Corporation (the “Allstate Group”) in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the “Allstate Tax Sharing Agreement”). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group’s federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group’s annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.
Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements that will result in taxable or deductible amounts in future years. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in years in which those temporary differences are expected to be recovered or settled. Deferred tax assets and liabilities are adjusted through income tax expense as changes in tax laws or rates are enacted.
Tax Legislation
On December 22, 2017, the Tax Legislation became effective and impacted the Company generally in four areas:
1.Amended the U.S. Internal Revenue Code of 1986, as amended, which among other items, permanently reduced the corporate income tax rate from a maximum of 35% to 21% beginning January 1, 2018. As a result, the corporate tax rate is not comparable between periods.
2.Changed international taxation to a modified territorial tax system whereby U.S. federal income taxes are generally eliminated on dividends from foreign subsidiaries, and certain earnings of controlled foreign corporations are included in U.S. federal taxable income.
3.Contained several other provisions, such as limitations of deductibility of executive compensation, meals and entertainment and lobbying expenses and changes to the dividends received deduction.
4.Affected the timing of certain tax deductions for reserves and deferred acquisition costs, but does not impact the Company’s overall income tax expense.
The Company recorded a net tax benefit of $514 million, recognized as a reduction to income tax expense in the Company’s Consolidated Statements of Operations and Comprehensive Income for the year ended December 31, 2017. The net benefit was primarily due to re-measurement of the Company’s deferred tax assets and liabilities from 35% to 21% partially offset by the impact of the transition tax on deemed repatriation of deferred non-U.S. income. The Company’s effective income tax rate benefit for 2017 was 38.7% and included this one-time benefit of 71.8%.

47

During 2018, the impact of the Tax Legislation was adjusted from the Company’s preliminary estimates due to, among other things, changes in interpretations and assumptions the Company previously made, guidance that was issued and actions the Company took as a result of the Tax Legislation, resulting in a net tax benefit of $53 million, recognized as a reduction to income tax expense in the Company’s Consolidated Statements of Operations and Comprehensive Income. The accounting for income tax effects of the Tax Legislation has been completed.
The Internal Revenue Service (“IRS”) is currently examining the Allstate Group’s 2015 and 2016 federal income tax returns, with the 2017 tax year exam scheduled to begin mid-2019. The 2015-2017 cycle is expected to be completed in 2020. The 2013 and 2014 federal income tax return audit is complete through the exam phase and the Allstate Group will progress to the appeals process for one unagreed issue in 2019. Any adjustments that may result from IRS examinations of the Allstate Group’s tax returns are not expected to have a material effect on the consolidated financial statements.
The Company recognizes tax positions in the consolidated financial statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized on settlement. A liability is established for differences between positions taken in a tax return and amounts recognized in the consolidated financial statements.
The Company had $14 million, $2 million and $1 million liability for unrecognized tax benefits as of December 31, 2018, 2017 and 2016, respectively. The change in the liability for unrecognized tax benefits in 2018 related to the increase for tax positions taken in the current year. The change in the liability for unrecognized tax benefits in 2017 related to the increase for tax positions taken in a prior year. The Company believes it is reasonably possible that a decrease of up to $2 million in unrecognized tax benefits may occur within the next twelve months due to IRS settlements.
The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in millions)	2018	2017
Deferred tax assets
Deferred reinsurance gain	$7	$8
Other assets	1	2
Total deferred tax assets	8	10
Deferred tax liabilities
Life and annuity reserves	(223)	(269)
DAC	(201)	(221)
Investments	(131)	(79)
Unrealized net capital gains	(65)	(223)
Other liabilities	(51)	(54)
Total deferred tax liabilities	(671)	(846)
Net deferred tax liability	$(663)	$(836)
Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company’s assessment that the deductions ultimately recognized for tax purposes will be fully utilized.
The components of income tax expense (benefit) for the years ended December 31 are as follows:

($ in millions)	2018	2017	2016
Current	$116	$104	$24
Deferred	(99)	(382)	120
Total income tax expense (benefit)	$17	$(278)	$144
The Company paid taxes of $30 million in 2018 and received refunds of $1 million and $22 million in 2017 and 2016, respectively. The Company had current income tax payable of $78 million and $56 million as of December 31, 2018 and 2017, respectively.

48

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

	2018	2017	2016
Statutory federal income tax rate - expense	21.0%	35.0%	35.0%
Tax Legislation benefit	(14.0)	(71.8)	—
Tax credits	(3.2)	(1.7)	(3.3)
Dividends received deduction	(0.7)	(0.6)	(1.3)
Adjustments to prior year tax liabilities	(0.3)	(0.3)	—
State income taxes	1.5	0.6	0.3
Non-deductible expenses	—	0.1	0.2
Other	0.1	—	0.1
Effective income tax rate expense (benefit)	4.4%	(38.7)%	31.0%
13. Capital Structure
Debt outstanding
All of the Company’s outstanding debt as of December 31, 2018 and 2017 relates to intercompany obligations. These obligations reflect notes due to related parties and are discussed in Note 4. The Company paid $5 million, $6 million and $15 million of interest on debt in 2018, 2017 and 2016, respectively.
The Company had $62 million and $34 million of investment-related debt that is reported in other liabilities and accrued expenses as of December 31, 2018 and 2017, respectively.
14. Statutory Financial Information and Dividend Limitations
ALIC and its insurance subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.
All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.
Statutory net income of ALIC and its insurance subsidiaries was $410 million, $279 million and $192 million in 2018, 2017 and 2016, respectively. Statutory capital and surplus was $3.47 billion and $3.41 billion as of December 31, 2018 and 2017, respectively.
Dividend Limitations
The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the Illinois Department of Insurance (“IL DOI”) is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The Company paid dividends of $250 million in 2018. The maximum amount of dividends ALIC will be able to pay without prior IL DOI approval at a given point in time during 2019 is $347 million, less dividends paid during the preceding twelve months measured at that point in time.  The payment of a dividend in excess of this amount requires 30 days advance written notice to the IL DOI. The dividend is deemed approved, unless the IL DOI disapproves it within the 30 day notice period. Additionally, any dividend must be paid out of unassigned surplus excluding unrealized appreciation from investments, which for ALIC totaled $323 million as of December 31, 2018, and cannot result in capital and surplus being less than the minimum amount required by law.
ALIC may receive dividends from time to time from its insurance subsidiaries. The ability of these insurance subsidiaries to pay dividends is generally dependent on business conditions, income, cash requirements, and other relevant factors. The maximum amount of dividends insurance subsidiaries can pay to ALIC without prior DOI approval at any given point during 2019 is $64 million. ALIC did not receive dividends from its insurance subsidiaries during 2018 or 2017.
Under state insurance laws, insurance companies are required to maintain paid up capital of not less than the minimum capital requirement applicable to the types of insurance they are authorized to write. Insurance companies are also subject to risk-based capital (“RBC”) requirements adopted by state insurance regulators. A company’s “authorized control level RBC” is calculated using various factors applied to certain financial balances and activity. Companies that do not maintain adjusted statutory capital

49

and surplus at a level in excess of the company action level RBC, which is two times authorized control level RBC, are required to take specified actions. Company action level RBC is significantly in excess of the minimum capital requirements. Total adjusted statutory capital and surplus and authorized control level RBC of ALIC were $3.90 billion and $680 million, respectively, as of December 31, 2018. ALIC’s insurance subsidiaries are included as a component of ALIC’s total statutory capital and surplus.
Intercompany transactions
Notification and approval of intercompany lending activities is also required by the IL DOI when ALIC does not have unassigned surplus and for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.
15. Benefit Plans
Pension and other postretirement plans
Defined benefit pension plans, sponsored by the Corporation, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee’s length of service and eligible annual compensation. The cost allocated to the Company for the pension plans was $2 million, $7 million and $7 million in 2018, 2017 and 2016, respectively.
The Corporation has reserved the right to modify or terminate its benefit plans at any time and for any reason.
Allstate 401(k) Savings Plan
Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan (“Allstate Plan”). The Corporation’s contributions are based on the Corporation’s matching obligation and certain performance measures. The cost allocated to the Company for the Allstate Plan was $5 million, $4 million and $4 million in 2018, 2017 and 2016, respectively.
16. Other Comprehensive Income
The components of other comprehensive (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ in millions)	2018			2017			2016
	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax
Unrealized net holding gains and losses arising during the period, net of related offsets	$(483)	$101	$(382)	$51	$(18)	$33	$134	$(46)	$88
Less: reclassification adjustment of realized capital gains and losses	(35)	7	(28)	43	(15)	28	(100)	35	(65)
Unrealized net capital gains and losses	(448)	94	(354)	8	(3)	5	234	(81)	153
Unrealized foreign currency translation adjustments	—	—	—	17	(6)	11	6	(2)	4
Other comprehensive (loss) income	$(448)	$94	$(354)	$25	$(9)	$16	$240	$(83)	$157
17. Quarterly Results (unaudited)

($ in millions)	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2018	2017	2018	2017	2018	2017	2018	2017
Revenues	$736	$762	$783	$826	$787	$813	$541	$858
Net income (1)	90	86	134	120	193	140	(52)	650
___________

(1)	Net income includes a tax benefit of $53 million and $514 million related to Tax Legislation in the third quarter 2018 and fourth quarter 2017, respectively.

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ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS
OTHER THAN INVESTMENTS IN RELATED PARTIES
DECEMBER 31, 2018

($ in millions)	Cost/ amortized cost	Fair value	Amount at which shown in the Balance Sheet
Type of investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$740	$773	$773
States, municipalities and political subdivisions	1,997	2,195	2,195
Foreign governments	170	179	179
Public utilities	3,302	3,443	3,443
All other corporate bonds	14,219	14,130	14,130
Asset-backed securities	429	429	429
Residential mortgage-backed securities	154	197	197
Commercial mortgage-backed securities	33	40	40
Redeemable preferred stocks	13	14	14
Total fixed maturities	21,057	$21,400	21,400

Equity securities:
Common stocks:
Public utilities	21	$26	26
Banks, trusts and insurance companies	101	120	120
Industrial, miscellaneous and all other	1,048	1,153	1,153
Nonredeemable preferred stocks	27	26	26
Total equity securities	1,197	$1,325	1,325

Mortgage loans on real estate	3,995	$4,028	3,995
Real estate (none acquired in satisfaction of debt)	228		228
Policy loans	561		561
Derivative instruments	23	$23	23
Limited partnership interests	3,292		3,292
Other long-term investments	1,049		1,049
Short-term investments	810	$810	810
Total investments	$32,212		$32,683

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE IV - REINSURANCE

($ in millions)	Gross amount	Ceded to other companies (1)	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2018
Life insurance in force	$113,202	$83,166	$301,316	$331,352	90.9%

Premiums and contract charges:
Life insurance	$679	$308	$906	$1,277	70.9%
Accident and health insurance	64	18	76	122	62.3%
Total premiums and contract charges	$743	$326	$982	$1,399	70.2%

Year ended December 31, 2017
Life insurance in force	$114,354	$89,603	$321,331	$346,082	92.8%

Premiums and contract charges:
Life insurance	$677	$320	$925	$1,282	72.2%
Accident and health insurance	57	20	74	111	66.7%
Total premiums and contract charges	$734	$340	$999	$1,393	71.7%

Year ended December 31, 2016
Life insurance in force	$115,034	$94,041	$291,256	$312,249	93.3%

Premiums and contract charges:
Life insurance	$675	$325	$869	$1,219	71.3%
Accident and health insurance	40	22	72	90	80.0%
Total premiums and contract charges	$715	$347	$941	$1,309	71.9%
______________________________

(1)	No reinsurance or coinsurance income was netted against premium ceded in 2018, 2017 or 2016.

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

($ in millions)		Additions
Description	Balance as of beginning of period	Charged to costs and expenses	Other additions	Deductions	Balance as of end of period

Year ended December 31, 2018

Allowance for estimated losses on mortgage loans	$3	$—	$—	$—	$3

Year ended December 31, 2017

Allowance for estimated losses on mortgage loans	$3	$1	$—	$1	$3

Year ended December 31, 2016

Allowance for estimated losses on mortgage loans	$3	$—	$—	$—	$3

PART C

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a) Financial Statements

The consolidated financial statements of Allstate Life Insurance Company (“Allstate Life” or “Depositor”) and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the Sub-Accounts (“Separate Account”) are filed herewith in Part B of this Registration Statement.
(b) Exhibits

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated by reference to Registrant's Form N-4 Initial Registration Statement (SEC File No. 333-77605) dated May 3, 1999.)

(b) Resolution of the Board of Directors of Northbrook Life Insurance Company authorizing establishment of the Variable Annuity Account II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (SEC File No. 033-35412) dated December 31, 1996).

(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Northbrook Variable Annuity Account, Northbrook Variable Annuity Account II, and Allstate Financial Advisors Separate Account I (Previously filed in Registrant's initial Form N-4 Registration Statement (SEC File No. 333-102295) dated December 31, 2002).

(2) Not applicable.

(3)(a) Form of Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (SEC File No. 033-35412) dated December 31, 1996).

(b) Form of General Agency Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (SEC File No. 033-35412) dated December 31, 1996).

(4)(a) Form of Contract, Riders and Amendments for the Morgan Stanley Variable Annuity II ("VA II") (Incorporated herein by reference to Post-Effective Amendment Nos. 13, 14, 20, 23 and 25 to Registration Statement (SEC File No. 033-35412) dated December 31, 1996, February 28, 1997, March 3, 1999, and February 15, 2000).

(b) Form of Contract and Certificate Amendments for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment Nos. 19, and 20 to Registration Statement (SEC File No. 033-35412) dated June 5, 1998 and March 3, 1999 respectively).

(c) Form of Contract and Amendments for the Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 24 to Registration Statement (SEC File No. 033-35412) dated March 2, 2000).

(d) Income Benefit Combination Rider 2 ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement (SEC File No. 033-35412) dated August 25, 2000).

(e) Income and Death Benefit Combination Rider 2 ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement (SEC File No. 033-35412) dated August 25, 2000).

(f) Enhanced Earnings Death Benefit Rider ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 31 to Registration Statement (SEC File No. 033-35412) dated November 8, 2000).

(g) Enhanced Earnings Death Benefit Plus Rider (Variable Annuity 3) (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement (SEC File No. 033-35412) dated March 16, 2001.

(h) Form of Longevity Reward Rider ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement (SEC File No. 033-35412) dated October 12, 2001).

(i) Income and Performance Death Benefit Rider (VAII, VA3 (Incorporated herein by reference to Post-Effective Amendment No. 36 to Registration Statement (SEC File No. 033-35412) dated April 29, 2002).

(j) Form of Contract Endorsement (reflecting Allstate Life as the issuer) (Previously filed in Registrant's initial Form N-4 Registration Statement (SEC File No. 333-102295) dated December 31, 2002).

(k) Form of Death Benefit Endorsement (VAII, VA3) (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (SEC File No. 333-102295) dated April 18, 2003).

(l) Merger Agreement and Articles of Merger between Northbrook Life Insurance Company and Allstate Life Insurance Company (Previously filed in Registrant's initial Form N-4 Registration Statement (SEC File No. 333-102295) dated December 31, 2002).

(5)(a) Form of Application for the Morgan Stanley Variable Annuity II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (SEC File No. 033-35412) dated December 31, 1996).

(b) Form of Application for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment No. 19 to Registration Statement (SEC File No. 033-35412) dated June 5, 1998).

(c) Form of Application for the Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement (SEC File No. 033-35412) dated May 2, 2000).

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (SEC File No. 333-77605) dated April 24, 2001).

(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Depositor's Form 8-K (SEC File No. 0-31248) dated March 20, 2007).

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (SEC File No. 333-141909) dated June 20, 2007).

(8) Forms of Participation Agreements:

(8)(a) Morgan Stanley Variable Investment Series (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement (SEC File No. 033-35412) dated April 29, 1996).

(b) The Universal Institutional Funds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (SEC File No. 333-93871) dated January 28, 2000).

(c) AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (SEC File No.333-93871) dated January 28, 2000).

(d) Alliance Variable Products Series Fund (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (SEC File No.333-93871) dated January 28, 2000).

(e) Putnam Variable Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (SEC File No. 333-93871) dated January 28, 2000).

(f) Van Kampen Life Investment Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (SEC File No. 333-93871) dated January 28, 2000).

(g) Franklin Templeton Variable Insurance Products Trust (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (SEC File No. 333-102295) dated April 19, 2004.)

(9)(a) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement (SEC File No. 033-35412) dated May 2, 2000).

(b) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement (SEC File No. 033-35412) dated August 25, 2000).

(c) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement (SEC File No. 033-35412) dated November 30, 2000).

(d) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement (SEC File No. 033-35412) dated November 8, 2000).

(e) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement (SEC File No. 033-35412) dated April 25, 2001).

(f) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement (SEC File No. 033-35412) dated September 20, 2001).

(g) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 36 to Registration Statement (SEC File No. 033-35412) dated April 29, 2002).

(h) Opinion and Consent of General Counsel (Previously filed in Registrant's initial Form N-4 Registration Statement (SEC File No. 333-102295) dated December 31, 2002).

(i) Opinion and consent of General Counsel. (Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4 for Allstate Financial Advisors Separate Account I (File Nos. 333-102295 and 811-09327) filed on April 24, 2009.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11) Not applicable.

(12) Not applicable.

(99) Powers of Attorney for Brian R. Bohaty, John E. Dugenske, Eric K. Ferren, Angela K. Fontana, Mary Jane Fortin, Mario Imbarrato, Jesse E. Merten, Julie Parsons, Samuel H. Pilch, Mario Rizzo, P. John Rugel, Glenn T. Shapiro, Steven E. Shebik, Brian P. Stricker and Thomas J. Wilson. Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Position and Offices with Depositor

Mary Jane Fortin	Director and President
John E. Dugenske	Director, Executive Vice President and Chief Investment and Corporate Strategy Officer
Angela K. Fontana	Director, Vice President, General Counsel and Secretary
Samuel H. Pilch	Director and Senior Group Vice President
P. John Rugel	Director and Senior Vice President
Brian P. Stricker	Director and Senior Vice President
Steven E. Shebik	Director and Chief Executive Officer
Thomas J. Wilson	Director and Chairman of the Board
Mario Rizzo	Director
Brian R. Bohaty	Director
Glenn T. Shapiro	Director
Julie Parsons	Director
Mario Imbarrato	Director, Vice President and Chief Financial Officer
Courtney V. Welton	Senior Vice President and Chief Privacy and Ethics Officer
Eric K. Ferren	Senior Vice President and Controller
Marilyn V. Hirsch	Senior Vice President
Christina Hwang	Senior Vice President
Jesse E. Merten	Director, Executive Vice President and Treasurer
James M. Flewellen	Senior Vice President
Tracy M. Kirchoff	Chief Compliance Officer
Dan E. Trudan	Senior Vice President
Brigitte K. Lenz	Vice President
Randal DeCoursey	Vice President
Carol E. Lundahl	Vice President and Assistant Treasurer
Grant S. Andrew	Vice President
Rebecca D. Kennedy	Vice President
Mary K. Nelson	Vice President
Theresa M. Resnick	Vice President and Appointed Actuary
Daniel G. Gordon	Vice President and Assistant Secretary
Mary Jo Quinn	Assistant Secretary
Elliot A. Stultz	Assistant Secretary
Lisette S. Willemsen	Assistant Secretary
Merlin L. Miller	Illustration Actuary
Thomas H. Helsdingen	Authorized Representative
Alma D. Lopez	Authorized Representative
Cynthia I. Quadros	Authorized Representative
Patricia A. Raphael	Authorized Representative
Laura A. Seaman	Authorized Representative
The principal business address of the officers and directors is 3075 Sanders Road, Northbrook, Illinois 60062-7127.
ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
REGISTRANT:

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 15, 2019 (File #001-11840).

ITEM 27. NUMBER OF CONTRACT OWNERS:

Variable Annuity II:

As of January 31, 2019, there were 1,569 Qualified contract owners and 7,350 Non-Qualified contract owners.

Variable Annuity 3:

As of January 31, 2019, there were 2,175 Qualified contract owners and 2,562 Non-Qualified contract owners.

ITEM 28. INDEMNIFICATION

The General Agency Agreement (Exhibit 3(b)) contains a provision in which Allstate Life agrees to indemnify Morgan Stanley & Co. Inc. as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

(a) Registrant’s principal underwriter, Morgan Stanley & Co. LLC, is principal underwriter for the following affiliated investment companies:

Allstate Life Variable Life Separate Account A
Allstate Life of New York Separate Account A

See disclosure related to Morgan Stanley & Co. below.

(b) The directors and officers of Morgan Stanley & Co. LLC, the principal underwriter for the Contracts marketed as “Morgan Stanley Variable Annuity Contracts” are as follows:

Name	Title

Matthew Berke	Chairman, President, Chief Executive Officer, and Director
Brian Healy	Director
Mohit Assomull	Director
Thomas Wipf	Director
Michael Stern	Director
Gary Lynn	Principal Financial Officer
Graeme McEvoy	Principal Operations Officer
John H. Faulkner	General Counsel and Secretary
Daniel Kosowsky	Chief Compliance Officer
* The principal business address of each of the above-named individuals is as follows: 1585 Broadway, New York, NY 10036.

(c)     Compensation of Morgan Stanley & Co.

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant for the year ended December 31, 2018.

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Discounts and Commissions	Net Underwriting Compensation on Redemption	Brokerage Commissions	Compensation
Morgan Stanley & Co. LLC	N/A	N/A	$13,446,600.42	N/A

The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. LLC ("MS&Co") and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.

MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3075 Sanders Road, Northbrook, Illinois 60062-7127. The principal underwriter of the Separate Account (Allstate Distributors) is located at 3075 Sanders Road, Northbrook, Illinois 60062-7127. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

None.

ITEM 32. UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

ITEM 33. REPRESENTATIONS PURSUANT TO SECTION 403(b) of the INTERNAL REVENUE CODE

Allstate Life represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

ITEM 34. REPRESENTATIONS REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need or Allstate to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically scribed in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has duly caused the amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on this 11th day of April, 2019.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I (REGISTRANT)
By:	ALLSTATE LIFE INSURANCE COMPANY

By:	/s/Angela K. Fontana
Angela K. Fontana Director, Vice President, General Counsel and Secretary

By:	ALLSTATE LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/Angela K. Fontana
Angela K. Fontana Director, Vice President, General Counsel and Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on this 11th day of April, 2019.

SIGNATURE	TITLE
*Steven E. Shebik Steven E. Shebik	Director and Chief Executive Officer (Principal Executive Officer)
*Mary Jane Fortin Mary Jane Fortin	Director and President
*Thomas J. Wilson Thomas J. Wilson	Director and Chairman of the Board
/s/ Angela K. Fontana Angela K. Fontana	Director, Vice President, General Counsel and Secretary
*P. John Rugel P. John Rugel	Director and Senior Vice President
*Mario Imbarrato Mario Imbarrato	Director, Vice President and Chief Financial Officer (Principal Financial Officer)
*Brian R. Bohaty Brian R. Bohaty	Director
*Samuel H. Pilch Samuel H. Pilch	Director and Senior Group Vice President
*Eric K. Ferren Eric K. Ferren	Senior Vice President and Controller (Principal Accounting Officer)
*John E. Dugenske John E. Dugenske	Director, Executive Vice President and Chief Investment and Corporate Strategy Officer
*Julie Parsons Julie Parsons	Director
*Brian P. Stricker Brian P. Stricker	Director and Senior Vice President
*Jesse E. Merten Jesse E. Merten	Director, Executive Vice President and Treasurer
*Mario Rizzo Mario Rizzo	Director
*Glenn T. Shapiro Glenn T. Shapiro	Director

*/By: Angela K. Fontana, pursuant to Power of Attorney, filed herewith.

EXHIBITS

(10) Consent of Independent Registered Public Accounting Firm.

(99) Powers of Attorney for Brian R. Bohaty, John E. Dugenske, Eric K. Ferren, Angela K. Fontana, Mary Jane Fortin, Mario Imbarrato, Jesse E. Merten, Julie Parsons, Samuel H. Pilch, Mario Rizzo, P. John Rugel, Glenn T. Shapiro, Steven E. Shebik, Brian P. Stricker and Thomas J. Wilson. Filed herewith.